UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Item 1.

Reports to Stockholders

Fidelity® Investment Grade Bond Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	45.9%
AAA	7.6%
AA	1.7%
A	8.5%
BBB	22.2%
BB and Below	7.3%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	36.5%
U.S. Government and U.S. Government Agency Obligations	45.9%
Asset-Backed Securities	6.6%
CMOs and Other Mortgage Related Securities	6.5%
Municipal Bonds	0.4%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 10.8%

 ** Futures and Swaps - 2.5%

 *** Written options - (1.1)%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.2%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.55% 12/1/33 (a)	$1,806	$1,745
3.8% 12/1/57 (a)	17,133	16,289
4.3% 2/15/30	34,036	39,034
4.75% 5/15/46	24,566	28,272
4.9% 6/15/42	4,363	5,142
5.55% 8/15/41	7,917	10,044
6.2% 3/15/40	1,454	1,946
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	869	783
3.15% 3/22/30	6,996	7,504
4.329% 9/21/28	19,797	23,037
4.5% 8/10/33	3,429	4,090
4.862% 8/21/46	14,251	17,582
5.012% 4/15/49	82	104
		155,572
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,804
2.65% 1/13/31	10,500	11,004
4.7% 3/23/50	7,961	10,191
		27,999
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	25,720
3.7% 4/1/51	15,400	14,647
4.464% 7/23/22	3,780	3,955
4.908% 7/23/25	2,932	3,347
5.375% 5/1/47	22,326	26,244
5.75% 4/1/48	11,014	13,578
Comcast Corp.:
3.4% 4/1/30	1,770	1,968
3.75% 4/1/40	622	702
4.65% 7/15/42	1,628	2,038
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,469
4.65% 5/15/50	10,998	12,748
Fox Corp.:
4.709% 1/25/29	1,385	1,625
5.476% 1/25/39	1,366	1,754
5.576% 1/25/49	906	1,193
Time Warner Cable LLC:
4% 9/1/21	8,096	8,165
4.5% 9/15/42	544	600
5.5% 9/1/41	966	1,182
5.875% 11/15/40	7,077	9,010
6.55% 5/1/37	3,601	4,900
6.75% 6/15/39	6,233	8,594
7.3% 7/1/38	2,390	3,416
		149,855
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	6,800	7,490
3.875% 4/15/30 (a)	20,000	21,988
4.5% 4/15/50 (a)	2,885	3,206
		32,684

TOTAL COMMUNICATION SERVICES		366,110

CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.7%
General Motors Co. 5.4% 10/2/23	11,588	12,918
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,854
4% 1/15/25	15,000	16,386
4.25% 5/15/23	858	921
4.375% 9/25/21	3,354	3,431
5.2% 3/20/23	7,090	7,731
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	6,678	6,874
3.125% 5/12/23 (a)	5,817	6,130
3.35% 5/13/25 (a)	9,370	10,153
		70,398
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,483	3,522
Household Durables - 0.5%
D.R. Horton, Inc. 2.6% 10/15/25	9,432	9,994
Lennar Corp.:
4.75% 11/29/27	15,563	18,014
5% 6/15/27	8,419	9,850
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,228
4.875% 11/15/25	32	36
4.875% 3/15/27	10,045	11,476
5.625% 1/15/24	838	943
		53,541
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,996
2.7% 2/9/41	16,100	15,054
		18,050
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	1,815	1,876
3% 11/19/24	4,130	4,425
		6,301
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	909	1,072
AutoZone, Inc. 4% 4/15/30	21,631	24,662
O'Reilly Automotive, Inc. 4.2% 4/1/30	1,273	1,469
		27,203

TOTAL CONSUMER DISCRETIONARY		179,015

CONSUMER STAPLES - 3.0%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	5,024
4.9% 2/1/46	9,089	10,872
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	9,064
4.35% 6/1/40	3,930	4,569
4.5% 6/1/50	9,000	10,378
4.6% 6/1/60	7,261	8,348
4.75% 1/23/29	18,172	21,494
4.75% 4/15/58	3,562	4,235
5.45% 1/23/39	3,537	4,548
5.55% 1/23/49	8,082	10,517
5.8% 1/23/59 (Reg. S)	8,567	11,820
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,740
PepsiCo, Inc.:
2.625% 3/19/27	712	768
2.75% 3/19/30	6,600	7,066
		111,443
Food & Staples Retailing - 0.9%
Sysco Corp.:
3.3% 2/15/50	3,840	3,793
6.6% 4/1/40	14,365	20,444
6.6% 4/1/50	42,857	63,463
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,216	1,235
		88,935
Food Products - 1.0%
General Mills, Inc. 2.875% 4/15/30	797	844
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (a)	3,000	3,292
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	38,000	42,560
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	5,306
3.875% 5/15/27	12,300	13,445
4.375% 6/1/46	4,122	4,491
4.625% 1/30/29	14,700	17,031
5.2% 7/15/45	8,219	9,877
7.125% 8/1/39 (a)	5,618	8,239
		105,085
Personal Products - 0.0%
Estee Lauder Companies, Inc. 3.125% 12/1/49	3,472	3,655

TOTAL CONSUMER STAPLES		309,118

ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,673	1,695
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	609
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	2,027
4.75% 9/30/21 (a)	1,411	1,422
5.6% 4/1/44	1,707	1,771
5.85% 5/21/43 (a)(b)	2,821	2,504
Enable Midstream Partners LP 3.9% 5/15/24 (b)	549	587
Enbridge Energy Partners LP 4.2% 9/15/21	1,656	1,674
Enbridge, Inc.:
4% 10/1/23	2,296	2,476
4.25% 12/1/26	923	1,052
Energy Transfer Partners LP:
3.75% 5/15/30	2,274	2,404
4.2% 9/15/23	759	817
4.25% 3/15/23	830	879
4.5% 4/15/24	952	1,044
4.95% 6/15/28	2,591	2,953
5% 5/15/50	5,083	5,382
5.25% 4/15/29	1,549	1,796
5.8% 6/15/38	1,445	1,668
6% 6/15/48	941	1,096
6.25% 4/15/49	1,064	1,272
Hess Corp.:
4.3% 4/1/27	834	926
7.125% 3/15/33	839	1,103
7.3% 8/15/31	1,023	1,348
7.875% 10/1/29	2,921	3,897
Kinder Morgan Energy Partners LP 5% 10/1/21	920	934
Marathon Petroleum Corp. 5.125% 3/1/21	1,000	1,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	2,046	2,047
4.8% 2/15/29	816	955
4.875% 12/1/24	1,247	1,410
5.5% 2/15/49	2,450	2,977
Occidental Petroleum Corp.:
2.9% 8/15/24	3,821	3,719
3.2% 8/15/26	514	492
3.5% 8/15/29	1,621	1,550
4.3% 8/15/39	236	209
4.4% 8/15/49	236	208
5.55% 3/15/26	3,038	3,243
6.45% 9/15/36	2,750	3,135
6.6% 3/15/46	3,032	3,404
7.5% 5/1/31	3,937	4,626
Ovintiv, Inc.:
5.15% 11/15/41	2,000	2,061
8.125% 9/15/30	3,357	4,460
Petrobras Global Finance BV 7.25% 3/17/44	17,308	19,924
Petroleos Mexicanos:
6.49% 1/23/27	1,757	1,838
6.5% 3/13/27	5,805	6,023
6.75% 9/21/47	14,189	12,419
6.84% 1/23/30	8,589	8,632
6.95% 1/28/60	4,247	3,736
7.69% 1/23/50	67,826	64,428
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,275
3.65% 6/1/22	2,386	2,450
4.65% 10/15/25	26,960	29,896
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,505
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	10,621
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	1,026	1,126
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	10,819
3.7% 1/15/23	510	536
Western Gas Partners LP:
3.95% 6/1/25	764	772
4.65% 7/1/26	1,129	1,169
4.75% 8/15/28	781	818
5.375% 6/1/21	3,036	3,036
6.5% 2/1/50	7,720	8,883
		268,738
FINANCIALS - 16.7%
Banks - 8.5%
Bank of America Corp.:
1.922% 10/24/31 (b)	20,000	19,415
2.884% 10/22/30 (b)	50,000	52,936
3.004% 12/20/23 (b)	6,352	6,639
3.3% 1/11/23	1,679	1,773
3.419% 12/20/28 (b)	3,280	3,618
3.5% 4/19/26	3,838	4,271
3.95% 4/21/25	32,873	36,381
4% 1/22/25	16,960	18,781
4.1% 7/24/23	900	979
4.183% 11/25/27	4,363	4,942
4.2% 8/26/24	5,249	5,826
4.25% 10/22/26	23,937	27,423
4.45% 3/3/26	11,356	13,003
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.954% 7/20/22 (a)(b)(c)	4,861	4,902
Barclays Bank PLC:
1.7% 5/12/22	3,331	3,382
10.179% 6/12/21 (a)	1,105	1,134
Barclays PLC:
2.852% 5/7/26 (b)	9,444	9,964
4.375% 1/12/26	2,821	3,192
4.836% 5/9/28	3,683	4,193
5.088% 6/20/30 (b)	11,424	13,262
5.2% 5/12/26	26,475	30,121
BNP Paribas SA 2.219% 6/9/26 (a)(b)	9,008	9,337
BPCE SA 4.875% 4/1/26 (a)	4,662	5,373
CIT Group, Inc. 3.929% 6/19/24 (b)	2,035	2,155
Citigroup, Inc.:
2.976% 11/5/30 (b)	50,000	53,049
4.075% 4/23/29 (b)	16,389	18,665
4.125% 7/25/28	4,363	4,944
4.3% 11/20/26	1,115	1,271
4.4% 6/10/25	11,914	13,381
4.412% 3/31/31 (b)	21,454	24,957
4.45% 9/29/27	55,258	63,746
4.6% 3/9/26	5,613	6,441
5.3% 5/6/44	6,000	7,917
5.5% 9/13/25	4,886	5,778
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	4,614	4,610
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	2,250	2,384
Fifth Third Bancorp 8.25% 3/1/38	694	1,150
HSBC Holdings PLC:
4.25% 3/14/24	905	990
4.95% 3/31/30	1,541	1,853
5.25% 3/14/44	656	848
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	836	911
5.71% 1/15/26 (a)	33,406	37,641
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	5,034	5,260
4.125% 12/15/26	9,713	11,133
4.493% 3/24/31 (b)	17,000	20,158
NatWest Markets PLC 2.375% 5/21/23 (a)	10,214	10,634
Rabobank Nederland 4.375% 8/4/25	3,024	3,417
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	5,536	5,870
4.8% 4/5/26	12,145	13,983
5.125% 5/28/24	19,005	21,246
6% 12/19/23	24,003	27,230
6.1% 6/10/23	36,812	40,924
6.125% 12/15/22	13,833	15,091
Societe Generale:
1.488% 12/14/26 (a)(b)	13,930	13,844
4.25% 4/14/25 (a)	4,491	4,908
Synchrony Bank 3% 6/15/22	2,516	2,591
UniCredit SpA 6.572% 1/14/22 (a)	4,200	4,399
Wells Fargo & Co.:
2.406% 10/30/25 (b)	4,928	5,194
3.196% 6/17/27 (b)	40,441	44,015
4.3% 7/22/27	16,184	18,682
4.478% 4/4/31 (b)	15,500	18,322
5.013% 4/4/51 (b)	22,853	30,561
Westpac Banking Corp. 4.11% 7/24/34 (b)	3,103	3,420
		854,420
Capital Markets - 4.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	969
Ares Capital Corp.:
3.875% 1/15/26	16,340	17,460
4.2% 6/10/24	7,281	7,908
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	9,092	9,564
3.75% 3/26/25	6,137	6,725
4.194% 4/1/31 (a)(b)	30,399	34,647
4.55% 4/17/26	1,859	2,143
Deutsche Bank AG 4.5% 4/1/25	8,603	9,171
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,853
3.729% 1/14/32 (b)	8,509	8,466
4.1% 1/13/26	5,262	5,756
5% 2/14/22	7,035	7,320
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	6,719	6,828
3.272% 9/29/25 (b)	60,430	65,524
3.5% 4/1/25	12,527	13,701
3.8% 3/15/30	49,000	55,632
4.25% 10/21/25	7,670	8,651
6.75% 10/1/37	24,081	35,131
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,428
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	2,232	2,239
3.125% 7/27/26	9,330	10,199
3.622% 4/1/31 (b)	35,865	39,959
3.625% 1/20/27	10,480	11,757
3.7% 10/23/24	3,002	3,313
3.875% 4/29/24	2,765	3,041
4.431% 1/23/30 (b)	53,331	62,452
4.875% 11/1/22	6,287	6,740
5% 11/24/25	13,117	15,312
State Street Corp.:
2.825% 3/30/23 (b)	737	758
2.901% 3/30/26 (b)	691	745
		458,392
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	5,100	5,312
3.5% 5/26/22	185	191
4.125% 7/3/23	2,684	2,855
4.45% 4/3/26	2,472	2,703
4.875% 1/16/24	3,901	4,258
6.5% 7/15/25	4,349	5,098
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,171
3.05% 6/5/23	11,466	12,057
3.875% 5/21/24	7,111	7,731
4.625% 3/30/25	2,237	2,517
5.125% 9/30/24	2,258	2,577
5.8% 5/1/25	19,772	23,193
8% 11/1/31	3,172	4,542
Capital One Financial Corp.:
3.65% 5/11/27	15,715	17,486
3.8% 1/31/28	6,614	7,434
Discover Financial Services:
3.95% 11/6/24	1,184	1,301
4.1% 2/9/27	8,206	9,271
4.5% 1/30/26	3,562	4,055
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	12,289
4.063% 11/1/24	18,137	18,997
5.584% 3/18/24	4,908	5,295
5.596% 1/7/22	4,576	4,713
Synchrony Financial:
2.85% 7/25/22	1,278	1,316
3.75% 8/15/21	920	929
3.95% 12/1/27	5,215	5,744
4.25% 8/15/24	7,369	8,091
4.375% 3/19/24	5,520	6,059
5.15% 3/19/29	7,283	8,647
		187,832
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	7,534
4.125% 6/15/26	3,253	3,655
4.125% 5/15/29	12,222	13,628
Equitable Holdings, Inc. 3.9% 4/20/23	425	455
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	4,907	5,337
Pine Street Trust I 4.572% 2/15/29 (a)	4,516	5,282
Pine Street Trust II 5.568% 2/15/49 (a)	4,529	5,998
Voya Financial, Inc. 3.125% 7/15/24	1,580	1,705
		43,594
Insurance - 1.4%
AIA Group Ltd. 3.375% 4/7/30 (a)	8,169	8,927
American International Group, Inc. 3.4% 6/30/30	17,400	19,078
Five Corners Funding Trust II 2.85% 5/15/30 (a)	11,366	12,071
Liberty Mutual Group, Inc.:
3.95% 5/15/60 (a)	10,260	11,216
4.569% 2/1/29 (a)	1,534	1,816
Lincoln National Corp. 3.4% 1/15/31	9,415	10,382
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	855	860
MetLife, Inc. 4.55% 3/23/30	19,500	23,436
Metropolitan Life Global Funding I U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	22,531	22,555
New York Life Insurance Co. 3.75% 5/15/50 (a)	1,978	2,199
Pacific LifeCorp 5.125% 1/30/43 (a)	1,657	2,069
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,988	2,204
Progressive Corp. 3.2% 3/26/30	949	1,058
Prudential Financial, Inc.:
3.935% 12/7/49	2,764	3,162
4.5% 11/16/21	813	837
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,800	2,063
Teachers Insurance & Annuity Association of America 3.3% 5/15/50 (a)	4,631	4,704
Unum Group:
4% 6/15/29	3,614	3,991
4.5% 3/15/25	8,253	9,250
5.75% 8/15/42	1,024	1,235
		143,113

TOTAL FINANCIALS		1,687,351

HEALTH CARE - 2.3%
Biotechnology - 0.5%
AbbVie, Inc. 3.2% 11/21/29	43,367	46,885
Health Care Providers & Services - 0.4%
Anthem, Inc. 3.3% 1/15/23	2,729	2,869
Centene Corp.:
3.375% 2/15/30	5,110	5,252
4.25% 12/15/27	5,450	5,675
4.625% 12/15/29	8,470	9,139
4.75% 1/15/25	4,335	4,443
Cigna Corp. 4.375% 10/15/28	4,187	4,884
CVS Health Corp. 3.625% 4/1/27	1,944	2,162
HCA Holdings, Inc. 4.75% 5/1/23	87	94
Toledo Hospital:
5.325% 11/15/28	1,513	1,777
6.015% 11/15/48	2,871	3,658
		39,953
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	49,732	56,010
4.375% 12/15/28 (a)	58,400	67,766
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	680	689
5.272% 8/28/23 (b)	2,148	2,309
5.9% 8/28/28 (b)	905	1,050
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	473	473
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,456
Viatris, Inc.:
1.65% 6/22/25 (a)	1,203	1,221
2.7% 6/22/30 (a)	6,115	6,198
3.85% 6/22/40 (a)	2,664	2,825
4% 6/22/50 (a)	4,600	4,776
Zoetis, Inc. 3.25% 2/1/23	764	800
		145,573

TOTAL HEALTH CARE		232,411

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (a)	2,547	2,779
The Boeing Co.:
5.04% 5/1/27	4,840	5,578
5.15% 5/1/30	14,840	17,292
5.705% 5/1/40	4,840	6,098
5.805% 5/1/50	4,840	6,243
5.93% 5/1/60	4,840	6,350
		44,340
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	657	743
Industrial Conglomerates - 0.4%
General Electric Co.:
3.45% 5/1/27	1,589	1,745
3.625% 5/1/30	3,695	4,032
4.25% 5/1/40	14,600	16,213
4.35% 5/1/50	11,664	12,972
		34,962
Road & Rail - 0.0%
CSX Corp. 3.8% 4/15/50	1,525	1,712
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,972
2.25% 1/15/23	1,128	1,158
3% 9/15/23	368	386
3.375% 6/1/21	1,236	1,245
3.375% 7/1/25	7,888	8,385
3.75% 2/1/22	1,846	1,890
3.75% 6/1/26	15,000	16,244
3.875% 4/1/21	1,333	1,333
4.25% 2/1/24	4,331	4,724
4.25% 9/15/24	1,473	1,618
		45,955
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	1,257	1,280
3.95% 7/1/24 (a)	5,580	5,843
4.375% 5/1/26 (a)	2,047	2,172
5.25% 5/15/24 (a)	3,116	3,393
BNSF Funding Trust I 6.613% 12/15/55 (b)	868	999
		13,687

TOTAL INDUSTRIALS		141,399

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	3,397	3,726
5.85% 7/15/25 (a)	1,437	1,691
6.02% 6/15/26 (a)	1,159	1,389
6.1% 7/15/27 (a)	2,638	3,234
6.2% 7/15/30 (a)	2,284	2,902
		12,942
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	2,435	2,400
2.45% 2/15/31 (a)	20,716	20,118
2.6% 2/15/33 (a)	20,716	19,889
3.5% 2/15/41 (a)	16,728	16,670
3.75% 2/15/51 (a)	7,851	7,741
NVIDIA Corp.:
2.85% 4/1/30	2,157	2,320
3.5% 4/1/50	4,671	5,068
		74,206
Software - 0.4%
Oracle Corp.:
2.5% 4/1/25	6,375	6,757
2.8% 4/1/27	6,375	6,857
2.95% 4/1/30	6,400	6,887
3.6% 4/1/50	6,370	6,675
3.85% 4/1/60	6,400	6,915
		34,091
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	2,004	2,120

TOTAL INFORMATION TECHNOLOGY		123,359

MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	705	707
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	947	1,033
4.5% 8/1/47 (a)	961	1,072
		2,812
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	6,545
4.9% 12/15/30	4,519	5,516
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,801
4.5% 12/1/28	2,824	3,303
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,399
5% 7/1/25	1,435	1,626
Duke Realty LP:
3.25% 6/30/26	372	408
3.625% 4/15/23	975	1,030
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,197
3.5% 8/1/26	1,176	1,301
Healthpeak Properties, Inc. 3.5% 7/15/29	540	596
Highwoods/Forsyth LP 3.2% 6/15/21	334	335
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	7,188
Lexington Corporate Properties Trust:
2.7% 9/15/30	2,571	2,587
4.4% 6/15/24	599	651
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	4,780	4,899
3.625% 10/1/29	5,204	5,461
4.375% 8/1/23	3,083	3,328
4.5% 1/15/25	1,271	1,385
4.5% 4/1/27	452	501
4.75% 1/15/28	7,132	7,954
4.95% 4/1/24	557	611
5.25% 1/15/26	2,371	2,694
Realty Income Corp. 3.25% 1/15/31	1,277	1,389
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	431
5% 12/15/23	312	335
Retail Properties America, Inc.:
4% 3/15/25	8,142	8,568
4.75% 9/15/30	13,258	14,329
Simon Property Group LP:
2.45% 9/13/29	1,897	1,927
3.375% 12/1/27	3,864	4,250
SITE Centers Corp.:
3.625% 2/1/25	967	1,008
4.25% 2/1/26	1,683	1,804
Store Capital Corp.:
2.75% 11/18/30	2,849	2,842
4.625% 3/15/29	1,396	1,588
Ventas Realty LP:
3% 1/15/30	6,770	7,087
3.125% 6/15/23	652	685
4% 3/1/28	1,358	1,530
4.125% 1/15/26	630	713
4.75% 11/15/30	10,898	12,899
VEREIT Operating Partnership LP:
2.2% 6/15/28	1,146	1,146
2.85% 12/15/32	1,410	1,407
3.4% 1/15/28	1,957	2,114
Weingarten Realty Investors 3.375% 10/15/22	288	297
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,162
4% 2/1/25	2,162	2,374
4.6% 4/1/24	3,364	3,725
		139,926
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,188
3.95% 11/15/27	2,767	2,914
4.1% 10/1/24	2,463	2,648
4.55% 10/1/29	1,135	1,244
CBRE Group, Inc. 4.875% 3/1/26	4,953	5,766
Essex Portfolio LP 3.875% 5/1/24	1,215	1,321
Mack-Cali Realty LP:
3.15% 5/15/23	2,256	2,280
4.5% 4/18/22	429	438
Mid-America Apartments LP 4% 11/15/25	522	583
Post Apartment Homes LP 3.375% 12/1/22	317	330
Tanger Properties LP:
3.125% 9/1/26	1,660	1,718
3.75% 12/1/24	1,630	1,745
3.875% 12/1/23	748	785
3.875% 7/15/27	6,943	7,351
		34,311

TOTAL REAL ESTATE		174,237

UTILITIES - 0.8%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	3,038
DPL, Inc. 4.35% 4/15/29	2,835	3,153
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	1,869	1,863
5.9% 12/1/21 (a)	2,456	2,544
Exelon Corp.:
4.05% 4/15/30	1,893	2,168
4.7% 4/15/50	843	1,050
FirstEnergy Corp.:
4.25% 3/15/23	2,843	3,010
7.375% 11/15/31	3,623	4,983
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,347
		23,156
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	766	966
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	443	444
		1,410
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (a)	10,148	10,880
3.95% 7/15/30 (a)	8,852	9,671
		20,551
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30 (a)	1,064	1,208
4.05% 4/15/25 (a)	13,567	15,121
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	855	945
3.95% 4/1/50	1,501	1,702
NiSource, Inc.:
2.95% 9/1/29	7,262	7,688
5.95% 6/15/41	1,097	1,471
Puget Energy, Inc.:
4.1% 6/15/30	3,951	4,412
5.625% 7/15/22	2,087	2,199
6% 9/1/21	2,012	2,067
Sempra Energy 6% 10/15/39	1,733	2,332
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	1,164	1,073
		40,218

TOTAL UTILITIES		85,335

TOTAL NONCONVERTIBLE BONDS
(Cost $3,321,520)		3,569,885

U.S. Treasury Obligations - 29.9%
U.S. Treasury Bonds:
1.25% 5/15/50	$639,000	$516,042
1.375% 8/15/50	261,100	217,978
1.875% 2/15/51	116,995	110,780
U.S. Treasury Notes:
0.125% 6/30/22	1,281,800	1,282,259
0.125% 8/31/22	480,000	480,019
0.875% 11/15/30 (d)	392,780	374,491
3.125% 11/15/28	38,238	43,678
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,193,549)		3,025,247

Asset-Backed Securities - 6.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$8,865	$8,819
Series 2019-1 Class A, 3.844% 5/15/39 (a)	3,089	3,117
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	5,102	5,132
Class B, 4.458% 10/16/39 (a)	931	877
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(b)(c)	7,607	7,613
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	6,499	6,512
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	9,800	9,807
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(b)(c)	2,910	2,919
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	2,865	2,866
Class B, 4.335% 1/16/40 (a)	473	445
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	4,806	4,816
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	9,160	9,171
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	6,888	6,904
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (a)(b)(c)	5,768	5,767
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (a)(b)(c)(e)	9,992	9,992
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(b)(c)	16,288	16,342
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(b)(c)	10,448	10,475
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	9,800	9,809
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	7,272	7,304
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,853	3,864
Class AA, 2.487% 12/16/41 (a)(b)	641	643
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	6,524	6,522
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	5,424	5,435
Class B, 5.095% 4/15/39 (a)	2,147	2,070
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	3,424	3,450
Series 2021-1A:
Class A, 3.474% 1/15/46 (a)	3,104	3,147
Class B, 6.656% 1/15/46 (a)	1,939	1,946
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(b)(c)	3,832	3,851
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	2,558	2,564
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	5,300	5,319
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(b)(c)	1,790	1,791
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (a)(b)(c)(e)	8,665	8,665
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	7,685	7,726
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	9,800	9,800
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	12,900	12,927
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	12,060	12,330
Class A2II, 4.03% 11/20/47 (a)	3,370	3,570
Series 2019-1A:
Class A23, 4.352% 5/20/49 (a)	605	652
Class A2II, 4.021% 5/20/49 (a)	814	863
Dominos Pizza Master Issuer LLC Series 2017-1A Class A2I, 3 month U.S. LIBOR + 1.250% 1.4678% 7/25/47 (a)(b)(c)	6,593	6,600
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	6,350	6,355
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(b)(c)	3,971	3,970
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(b)(c)	7,839	7,871
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	4,100	4,104
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	7,751	7,779
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.3934% 1/16/32 (a)(b)(c)	1,808	1,816
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	4,433	4,435
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(b)(c)	4,300	4,328
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(b)(c)	8,500	8,533
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	9,600	9,616
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(b)(c)	2,050	2,050
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(b)(c)	5,330	5,346
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	9,100	9,179
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class B, 3.1% 5/15/23	15,490	15,694
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,560
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,561
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,072
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,990
GM Financial Automobile Leasing Trust Series 2020-1 Class A2A, 1.67% 4/20/22	2,349	2,358
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	3,997	4,002
Series 2018-4 Class A2, 1 month U.S. LIBOR + 0.410% 0.5174% 9/15/23 (a)(b)(c)	2,627	2,631
Series 2020-1 Class C, 1.48% 8/15/25 (a)	4,912	4,998
Series 2020-2 Class C, 1.31% 10/15/25 (a)	6,000	6,061
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,932	1,951
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	2,809	2,817
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	4,700	4,703
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (a)(b)(c)	5,075	5,075
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)(e)	10,220	10,220
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(b)(c)	5,884	5,888
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	8,330	8,349
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(b)(c)	2,535	2,549
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 1.0234% 1/18/28 (a)(b)(c)	6,552	6,530
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (a)(b)(c)	4,379	4,380
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(b)(c)	24,000	24,075
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (a)(b)(c)	8,363	8,363
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(b)(c)(e)	8,900	8,900
Mercedes-Benz Master Owner Trust Series 2019-BA Class A, 2.61% 5/15/24 (a)	6,827	7,022
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(b)(c)	6,552	6,554
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	18,032	17,984
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (b)(c)	11	11
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(b)(c)	5,105	5,111
Nissan Master Owner Trust Receivables Series 2019-B Class A, 1 month U.S. LIBOR + 0.430% 0.5374% 11/15/23 (b)(c)	8,520	8,541
Planet Fitness Master Issuer LLC:
Series 2018-1A:
Class A2I, 4.262% 9/5/48 (a)	28,772	28,811
Class A2II, 4.666% 9/5/48 (a)	3,155	3,173
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	4,671	4,453
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	9,353	9,365
Santander Retail Auto Lease Trust Series 2019-C Class A2A, 1.89% 9/20/22 (a)	1,557	1,567
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	15,997	15,949
Class B, 4.335% 3/15/40 (a)	522	470
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	5,278	5,588
1.884% 7/15/50 (a)	3,008	3,102
2.328% 7/15/52 (a)	2,300	2,380
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(b)(c)	7,741	7,747
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(b)(c)	5,410	5,420
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(e)	7,800	7,800
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(b)(c)	4,376	4,383
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	6,122	6,107
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	7,367	7,313
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	491	314
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/28 (a)(b)(c)	12,224	12,225
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(b)(c)	4,965	4,965
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	8,331	8,354
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (a)(b)(c)	6,481	6,497
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(b)(c)	5,397	5,401
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(b)(c)	8,500	8,517
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	12,000	12,066
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	819	826
TOTAL ASSET-BACKED SECURITIES
(Cost $665,898)		671,551

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37(a)(b)(c)(f)	338	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(b)(c)	639	598
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	3,934	3,935
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	18,687	18,686
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	5,000	5,006
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1	1
Silverstone Master Issuer PLC floater:
Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 0.6136% 1/21/70 (a)(b)(c)	3,136	3,140
Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	3,175	3,182
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $34,622)		34,548

Commercial Mortgage Securities - 6.2%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.162% 4/15/36 (a)(b)(c)	8,900	8,872
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(b)(c)	8,340	8,358
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	3,676	3,744
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	825	796
Class CNM, 3.7186% 11/5/32 (a)(b)	341	317
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,773
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	6,115
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	6,725
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.3926% 12/25/33 (a)(b)(c)	7	7
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.5176% 11/25/35 (a)(b)(c)	24	23
Class M1, 1 month U.S. LIBOR + 0.660% 0.5576% 11/25/35 (a)(b)(c)	12	11
Class M2, 1 month U.S. LIBOR + 0.730% 0.6076% 11/25/35 (a)(b)(c)	17	16
Class M3, 1 month U.S. LIBOR + 0.760% 0.6276% 11/25/35 (a)(b)(c)	15	13
Class M4, 1 month U.S. LIBOR + 0.900% 0.7176% 11/25/35 (a)(b)(c)	18	17
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5076% 1/25/36 (a)(b)(c)	60	57
Class B1, 1 month U.S. LIBOR + 1.400% 1.5176% 1/25/36 (a)(b)(c)(f)	15	29
Class M1, 1 month U.S. LIBOR + 0.450% 0.5676% 1/25/36 (a)(b)(c)	19	19
Class M2, 1 month U.S. LIBOR + 0.470% 0.5876% 1/25/36 (a)(b)(c)	14	13
Class M3, 1 month U.S. LIBOR + 0.500% 0.6176% 1/25/36 (a)(b)(c)	20	19
Class M4, 1 month U.S. LIBOR + 0.610% 0.7276% 1/25/36 (a)(b)(c)	20	18
Class M5, 1 month U.S. LIBOR + 0.650% 0.7676% 1/25/36 (a)(b)(c)	20	17
Class M6, 1 month U.S. LIBOR + 0.700% 0.8176% 1/25/36 (a)(b)(c)	22	18
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.4776% 4/25/36 (a)(b)(c)	19	18
Class M1, 1 month U.S. LIBOR + 0.570% 0.4976% 4/25/36 (a)(b)(c)	12	11
Class M2, 1 month U.S. LIBOR + 0.600% 0.5176% 4/25/36 (a)(b)(c)	12	11
Class M3, 1 month U.S. LIBOR + 0.630% 0.5376% 4/25/36 (a)(b)(c)	19	17
Class M4, 1 month U.S. LIBOR + 0.780% 0.6376% 4/25/36 (a)(b)(c)	11	9
Class M5, 1 month U.S. LIBOR + 0.840% 0.6776% 4/25/36 (a)(b)(c)	11	9
Class M6, 1 month U.S. LIBOR + 0.960% 0.7576% 4/25/36 (a)(b)(c)	11	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.4276% 7/25/36 (a)(b)(c)	18	16
Class M2, 1 month U.S. LIBOR + 0.490% 0.4476% 7/25/36 (a)(b)(c)	13	11
Class M3, 1 month U.S. LIBOR + 0.520% 0.4676% 7/25/36 (a)(b)(c)	19	18
Class M4, 1 month U.S. LIBOR + 0.630% 0.5376% 7/25/36 (a)(b)(c)	12	10
Class M5, 1 month U.S. LIBOR + 0.700% 0.5876% 7/25/36 (a)(b)(c)	16	13
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.5476% 10/25/36 (a)(b)(c)	11	35
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 12/25/36 (a)(b)(c)	144	135
Class M1, 1 month U.S. LIBOR + 0.290% 0.4076% 12/25/36 (a)(b)(c)	21	19
Class M2, 1 month U.S. LIBOR + 0.310% 0.4276% 12/25/36 (a)(b)(c)	27	23
Class M3, 1 month U.S. LIBOR + 0.340% 0.4576% 12/25/36 (a)(b)(c)	15	12
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 3/25/37 (a)(b)(c)	36	34
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3876% 7/25/37 (a)(b)(c)	106	100
Class A2, 1 month U.S. LIBOR + 0.320% 0.4376% 7/25/37 (a)(b)(c)	99	79
Class M1, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(b)(c)	34	31
Class M2, 1 month U.S. LIBOR + 0.410% 0.5276% 7/25/37 (a)(b)(c)	41	34
Class M3, 1 month U.S. LIBOR + 0.490% 0.6076% 7/25/37 (a)(b)(c)	37	39
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4076% 7/25/37 (a)(b)(c)	36	33
Class M1, 1 month U.S. LIBOR + 0.310% 0.4276% 7/25/37 (a)(b)(c)	19	17
Class M2, 1 month U.S. LIBOR + 0.340% 0.4576% 7/25/37 (a)(b)(c)	21	18
Class M3, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(b)(c)	33	30
Class M4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/37 (a)(b)(c)	52	47
Class M5, 1 month U.S. LIBOR + 0.600% 0.7176% 7/25/37 (a)(b)(c)	22	19
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	923
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,602
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	8,962
Series 2019-B14 Class A5, 3.0486% 12/15/62	3,454	3,721
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	12,549
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(c)	6,788	6,856
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0631% 3/15/37 (a)(b)(c)	10,300	10,309
Class F, 1 month U.S. LIBOR + 2.470% 2.5831% 3/15/37 (a)(b)(c)	2,590	2,592
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (a)(b)(c)	4,365	4,365
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(b)(c)	3,363	3,363
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(b)(c)	4,358	4,358
Series 2020-FOX Class B, 1 month U.S. LIBOR + 1.350% 1.462% 11/15/32 (a)(b)(c)	5,900	5,922
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	19,718	19,733
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(b)(c)	7,360	7,383
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1996% 9/15/37 (a)(b)(c)	5,535	5,308
Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (a)(b)(c)	1,374	1,089
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	1,281	1,281
Class C, 1 month U.S. LIBOR + 1.100% 1.212% 11/15/35 (a)(b)(c)	6,410	6,412
Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(b)(c)	1,473	1,474
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (a)(b)(c)	2,644	2,631
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (a)(b)(c)	1,748	1,726
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (a)(b)(c)	1,835	1,807
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(b)(c)	2,539	2,541
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (a)(b)(c)	3,192	3,195
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (a)(b)(c)	4,522	4,526
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(b)(c)	6,355	6,359
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (a)(b)(c)	3,570	3,569
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	5,741	5,734
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	12,598	12,620
CF Hippolyta Issuer LLC sequential payer Series 2020-1:
Class A1, 1.69% 7/15/60 (a)	20,065	20,183
Class A2, 1.99% 7/15/60 (a)	13,266	13,121
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (a)	7,072	7,226
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	7,526	7,479
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (a)(b)(c)	1,288	1,260
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (a)(b)(c)	1,456	1,401
Citigroup Commercial Mortgage Trust sequential payer Series 2020-GC46 Class A5, 2.717% 2/15/53	13,351	14,050
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,491
Series 2020-SBX Class A, 1.67% 1/10/38 (a)	22,582	22,718
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,189
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	11,788	11,807
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(b)(c)	14,528	14,574
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(b)(c)	2,018	2,021
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	2,586	2,646
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,941	2,932
Class B, 4.5349% 4/15/36 (a)	861	852
Class C, 4.782% 4/15/36 (a)(b)	561	541
Class D, 4.782% 4/15/36 (a)(b)	1,122	1,008
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (a)	15,370	16,451
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.3363% 8/10/44 (a)(b)	4,500	4,514
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(b)(c)	5,900	5,947
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (a)(b)(c)	1,240	1,244
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (a)(b)(c)	670	676
GS Mortgage Securities Trust:
sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	12,592	13,429
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,951	9,005
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2020-NNN Class AFX, 2.8123% 1/16/37 (a)	31,484	32,554
Series 2021-2NU Class A, 1.9739% 1/5/40 (a)	25,800	26,010
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	696
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,961
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,309	1,360
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,228
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	2,821	2,995
Class CFX, 4.9498% 7/5/33 (a)	485	513
Class DFX, 5.3503% 7/5/33 (a)	955	1,009
Class EFX, 5.5422% 7/5/33 (a)	1,020	1,052
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,859	14,868
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	2,588	2,599
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	9,235	9,911
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,507
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	2,317	2,319
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	7,903	8,252
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	14,900	15,045
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,027
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	1,142	1,152
Class C, 3.1771% 11/10/36 (a)(b)	1,096	1,089
Natixis Commercial Mortgage Securities Trust sequential payer Series 2019-1776 Class A, 2.5073% 10/15/36 (a)	13,077	13,401
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.312% 12/15/35 (a)(b)(c)	22,356	22,400
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(b)(c)	6,194	6,192
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(b)(c)	4,700	4,676
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	12,718	13,076
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	9,860	9,799
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	510	511
Wells Fargo Commercial Mortgage Trust:
floater Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 1.5283% 1/15/59 (b)(c)	25,404	26,343
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	9,026
Series 2015-C29 Class ASB, 3.4% 6/15/48	3,334	3,519
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,565
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,949	3,116
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,887
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	8,355
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,281
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $626,776)		630,803

Municipal Securities - 0.4%
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,798
Illinois Gen. Oblig.:
Series 2003:	$	$
4.95% 6/1/23	2,110	2,191
5.1% 6/1/33	13,950	15,584
Series 2010-1, 6.63% 2/1/35	1,285	1,519
Series 2010-3:
6.725% 4/1/35	1,710	2,034
7.35% 7/1/35	875	1,075
Series 2010-5, 6.2% 7/1/21	187	190
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	9,370
TOTAL MUNICIPAL SECURITIES
(Cost $33,412)		35,761

Foreign Government and Government Agency Obligations - 0.3%
Indonesian Republic:
3.85% 10/15/30	$10,505	$11,601
4.2% 10/15/50	7,915	8,627
4.45% 4/15/70	9,715	10,738
State of Qatar 3.4% 4/16/25 (a)	4,105	4,483
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $32,025)		35,449

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	1,865	1,995
KeyBank NA 6.95% 2/1/28	725	930
RBS Citizens NA 2.55% 5/13/21	780	782
Regions Bank 6.45% 6/26/37	2,685	3,709
Synchrony Bank 3.65% 5/24/21	3,042	3,056
TOTAL BANK NOTES
(Cost $8,925)		10,472
	Shares	Value (000s)

Fixed-Income Funds - 13.9%
Fidelity Mortgage Backed Securities Central Fund (g)	11,476,125	$1,273,047
Fidelity Specialized High Income Central Fund (g)	1,368,721	136,133
TOTAL FIXED-INCOME FUNDS
(Cost $1,386,053)		1,409,180
	Principal Amount (000s)	Value (000s)

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of Nova Scotia 4.65% (b)(h)	8,146	8,302
Barclays Bank PLC 7.625% 11/21/22	11,014	12,344
TOTAL PREFERRED SECURITIES
(Cost $20,327)		20,646
	Shares	Value (000s)

Money Market Funds - 11.6%
Fidelity Cash Central Fund 0.07% (i)	798,558,610	798,718
Fidelity Securities Lending Cash Central Fund 0.08% (i)(j)	372,063,736	372,101
TOTAL MONEY MARKET FUNDS
(Cost $1,170,818)		1,170,819
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $10,493,925)		10,614,361
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(480,814)
NET ASSETS - 100%		$10,133,547

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,769,668,000 or 17.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$442
Fidelity Mortgage Backed Securities Central Fund	28,374
Fidelity Securities Lending Cash Central Fund	241
Fidelity Specialized High Income Central Fund	4,204
Total	$33,261

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $974,394. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $1,437,533 and $1,613224, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,270,856	$28,374	$--	$--	$(26,183)	$1,273,047	55.8%
Fidelity Specialized High Income Central Fund	132,651	4,204	--	--	(722)	136,133	35.3%
Total	$1,403,507	$32,578	$--	$--	$(26,905)	$1,409,180

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$3,569,885	$--	$3,569,885	$--
U.S. Government and Government Agency Obligations	3,025,247	--	3,025,247	--
Asset-Backed Securities	671,551	--	671,551	--
Collateralized Mortgage Obligations	34,548	--	34,548	--
Commercial Mortgage Securities	630,803	--	630,774	29
Municipal Securities	35,761	--	35,761	--
Foreign Government and Government Agency Obligations	35,449	--	35,449	--
Bank Notes	10,472	--	10,472	--
Fixed-Income Funds	1,409,180	1,409,180	--	--
Preferred Securities	20,646	--	20,646	--
Money Market Funds	1,170,819	1,170,819	--	--
Total Investments in Securities:	$10,614,361	$2,579,999	$8,034,333	$29

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.2%
Cayman Islands	4.5%
United Kingdom	2.1%
Mexico	1.1%
Others (Individually Less Than 1%)	3.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $365,123) — See accompanying schedule: Unaffiliated issuers (cost $7,937,054)	$8,034,362
Fidelity Central Funds (cost $2,556,871)	2,579,999
Total Investment in Securities (cost $10,493,925)		$10,614,361
Receivable for fund shares sold		29,042
Interest receivable		45,442
Distributions receivable from Fidelity Central Funds		94
Receivable from investment adviser for expense reductions		70
Other receivables		192
Total assets		10,689,201
Liabilities
Payable for investments purchased
Regular delivery	$69,557
Delayed delivery	45,577
Payable for fund shares redeemed	62,339
Distributions payable	1,918
Accrued management fee	2,559
Distribution and service plan fees payable	86
Other affiliated payables	1,322
Other payables and accrued expenses	195
Collateral on securities loaned	372,101
Total liabilities		555,654
Net Assets		$10,133,547
Net Assets consist of:
Paid in capital		$10,022,190
Total accumulated earnings (loss)		111,357
Net Assets		$10,133,547
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($203,410 ÷ 24,254 shares)(a)		$8.39
Maximum offering price per share (100/96.00 of $8.39)		$8.74
Class M:
Net Asset Value and redemption price per share ($35,241 ÷ 4,200 shares)(a)		$8.39
Maximum offering price per share (100/96.00 of $8.39)		$8.74
Class C:
Net Asset Value and offering price per share ($41,727 ÷ 4,968 shares)(a)		$8.40
Investment Grade Bond:
Net Asset Value, offering price and redemption price per share ($7,033,404 ÷ 837,871 shares)		$8.39
Class I:
Net Asset Value, offering price and redemption price per share ($1,643,440 ÷ 195,579 shares)		$8.40
Class Z:
Net Asset Value, offering price and redemption price per share ($1,176,325 ÷ 139,887 shares)		$8.41

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$609
Interest		83,140
Income from Fidelity Central Funds (including $241 from security lending)		13,090
Total income		96,839
Expenses
Management fee	$14,905
Transfer agent fees	5,099
Distribution and service plan fees	499
Fund wide operations fee	2,540
Independent trustees' fees and expenses	15
Miscellaneous	9
Total expenses before reductions	23,067
Expense reductions	(263)
Total expenses after reductions		22,804
Net investment income (loss)		74,035
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	580
Fidelity Central Funds	15
Capital gain distributions from Fidelity Central Funds	20,171
Total net realized gain (loss)		20,766
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(145,172)
Fidelity Central Funds	(26,905)
Total change in net unrealized appreciation (depreciation)		(172,077)
Net gain (loss)		(151,311)
Net increase (decrease) in net assets resulting from operations		$(77,276)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$74,035	$151,718
Net realized gain (loss)	20,766	531,508
Change in net unrealized appreciation (depreciation)	(172,077)	(140,096)
Net increase (decrease) in net assets resulting from operations	(77,276)	543,130
Distributions to shareholders	(352,780)	(156,517)
Share transactions - net increase (decrease)	1,330,241	(427,409)
Total increase (decrease) in net assets	900,185	(40,796)
Net Assets
Beginning of period	9,233,362	9,274,158
End of period	$10,133,547	$9,233,362

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Investment Grade Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.76	$8.25	$7.71	$7.97	$8.03	$7.74
Income from Investment Operations
Net investment income (loss)A	.051	.158	.199	.178	.151	.197
Net realized and unrealized gain (loss)	(.118)	.518	.565	(.277)	(.071)	.278
Total from investment operations	(.067)	.676	.764	(.099)	.080	.475
Distributions from net investment income	(.050)	(.166)	(.224)	(.161)	(.140)	(.185)
Distributions from net realized gain	(.253)	–	–	–	–	–
Total distributions	(.303)	(.166)	(.224)	(.161)	(.140)	(.185)
Net asset value, end of period	$8.39	$8.76	$8.25	$7.71	$7.97	$8.03
Total ReturnB,C,D	(.79)%	8.30%	10.11%	(1.25)%	1.03%	6.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.76%G	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.76%G	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	1.20%G	1.88%	2.55%	2.29%	1.91%	2.54%
Supplemental Data
Net assets, end of period (in millions)	$203	$168	$72	$88	$74	$79
Portfolio turnover rateH	17%G	118%I	59%I	56%I	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$8.26	$7.72	$7.98	$8.04	$7.75
Income from Investment Operations
Net investment income (loss)A	.051	.158	.199	.178	.148	.194
Net realized and unrealized gain (loss)	(.128)	.519	.564	(.279)	(.070)	.279
Total from investment operations	(.077)	.677	.763	(.101)	.078	.473
Distributions from net investment income	(.050)	(.167)	(.223)	(.159)	(.138)	(.183)
Distributions from net realized gain	(.253)	–	–	–	–	–
Total distributions	(.303)	(.167)	(.223)	(.159)	(.138)	(.183)
Net asset value, end of period	$8.39	$8.77	$8.26	$7.72	$7.98	$8.04
Total ReturnB,C,D	(.90)%	8.30%	10.09%	(1.26)%	1.01%	6.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.77%	.79%	.80%	.81%
Expenses net of fee waivers, if any	.75%G	.75%	.77%	.79%	.80%	.81%
Expenses net of all reductions	.75%G	.75%	.77%	.79%	.80%	.81%
Net investment income (loss)	1.21%G	1.88%	2.54%	2.28%	1.88%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$35	$36	$22	$20	$22	$24
Portfolio turnover rateH	17%G	118%I	59%I	56%I	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$8.26	$7.72	$7.99	$8.05	$7.75
Income from Investment Operations
Net investment income (loss)A	.018	.093	.140	.119	.090	.138
Net realized and unrealized gain (loss)	(.118)	.518	.564	(.288)	(.070)	.288
Total from investment operations	(.100)	.611	.704	(.169)	.020	.426
Distributions from net investment income	(.017)	(.101)	(.164)	(.101)	(.080)	(.126)
Distributions from net realized gain	(.253)	–	–	–	–	–
Total distributions	(.270)	(.101)	(.164)	(.101)	(.080)	(.126)
Net asset value, end of period	$8.40	$8.77	$8.26	$7.72	$7.99	$8.05
Total ReturnB,C,D	(1.17)%	7.46%	9.26%	(2.12)%	.27%	5.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.53%G	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%G	1.53%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.53%G	1.53%	1.54%	1.54%	1.54%	1.54%
Net investment income (loss)	.43%G	1.10%	1.78%	1.53%	1.14%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$42	$37	$16	$22	$24	$30
Portfolio turnover rateH	17%G	118%I	59%I	56%I	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.77	$8.26	$7.72	$7.98	$8.04	$7.75
Income from Investment Operations
Net investment income (loss)A	.064	.184	.225	.203	.176	.222
Net realized and unrealized gain (loss)	(.128)	.518	.564	(.277)	(.070)	.279
Total from investment operations	(.064)	.702	.789	(.074)	.106	.501
Distributions from net investment income	(.063)	(.192)	(.249)	(.186)	(.166)	(.211)
Distributions from net realized gain	(.253)	–	–	–	–	–
Total distributions	(.316)	(.192)	(.249)	(.186)	(.166)	(.211)
Net asset value, end of period	$8.39	$8.77	$8.26	$7.72	$7.98	$8.04
Total ReturnB,C	(.76)%	8.63%	10.45%	(.93)%	1.36%	6.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.50%F	2.19%	2.87%	2.61%	2.23%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$7,033	$6,527	$7,638	$11,730	$9,742	$7,974
Portfolio turnover rateG	17%F	118%H	59%H	56%H	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.78	$8.27	$7.73	$7.99	$8.05	$7.76
Income from Investment Operations
Net investment income (loss)A	.062	.183	.221	.199	.172	.218
Net realized and unrealized gain (loss)	(.128)	.517	.564	(.277)	(.070)	.279
Total from investment operations	(.066)	.700	.785	(.078)	.102	.497
Distributions from net investment income	(.061)	(.190)	(.245)	(.182)	(.162)	(.207)
Distributions from net realized gain	(.253)	–	–	–	–	–
Total distributions	(.314)	(.190)	(.245)	(.182)	(.162)	(.207)
Net asset value, end of period	$8.40	$8.78	$8.27	$7.73	$7.99	$8.05
Total ReturnB,C	(.78)%	8.58%	10.38%	(.98)%	1.31%	6.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.49%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%F	.49%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%F	.49%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.46%F	2.15%	2.82%	2.56%	2.19%	2.81%
Supplemental Data
Net assets, end of period (in millions)	$1,643	$1,324	$1,452	$1,059	$857	$543
Portfolio turnover rateG	17%F	118%H	59%H	56%H	57%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Investment Grade Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.78	$8.27	$7.68
Income from Investment Operations
Net investment income (loss)B	.068	.193	.197
Net realized and unrealized gain (loss)	(.118)	.517	.629
Total from investment operations	(.050)	.710	.826
Distributions from net investment income	(.067)	(.200)	(.236)
Distributions from net realized gain	(.253)	–	–
Total distributions	(.320)	(.200)	(.236)
Net asset value, end of period	$8.41	$8.78	$8.27
Total ReturnC,D	(.60)%	8.71%	10.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	1.60%G	2.28%	2.83%G
Supplemental Data
Net assets, end of period (in millions)	$1,176	$1,142	$74
Portfolio turnover rateH	17%G	118%I	59%I

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Investment Grade Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FMR	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued securities Futures Options Restricted Securities Swaps	.01%
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, Collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Investment Grade Bond Fund	$192

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$320,247
Gross unrealized depreciation	(198,491)
Net unrealized appreciation (depreciation)	$121,756
Tax cost	$10,492,605

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Investment Grade Bond Fund	967,632	269,763

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$240	$35
Class M	-%	.25%	46	1
Class C	.75%	.25%	213	92
			$499	$128

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38
Class M	3
Class C(a)	12
$53

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond and Class Z. FIIOC receives an asset-based fee of Investment Grade Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$145.15
Class M	26.14
Class C	36.17
Investment Grade Bond	3,473.10
Class I	1,114.15
Class Z	305.05
	$5,099

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 524,304 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $4,300,007. The net realized gain of $181,810 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Investment Grade Bond Fund	$9

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Investment Grade Bond Fund	$26	$–	$–

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$263

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$6,415	$2,061
Class M	1,284	510
Class C	1,254	272
Investment Grade Bond	246,169	122,548
Class I	53,002	18,355
Class Z	44,656	12,771
Total	$352,780	$156,517

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	8,514	13,763	$72,924	$116,324
Reinvestment of distributions	726	234	6,184	1,976
Shares redeemed	(4,138)	(3,574)	(35,332)	(29,884)
Net increase (decrease)	5,102	10,423	$43,776	$88,416
Class M
Shares sold	997	2,120	$8,560	$18,036
Reinvestment of distributions	148	59	1,261	496
Shares redeemed	(1,018)	(734)	(8,701)	(6,176)
Net increase (decrease)	127	1,445	$1,120	$12,356
Class C
Shares sold	1,977	3,248	$16,987	$27,537
Reinvestment of distributions	139	31	1,185	259
Shares redeemed	(1,384)	(1,023)	(11,831)	(8,602)
Net increase (decrease)	732	2,256	$6,341	$19,194
Investment Grade Bond
Shares sold	248,889	457,268	$2,135,024	$3,866,484
Reinvestment of distributions	26,171	12,828	223,126	107,918
Shares redeemed	(181,527)	(650,610)(a)	(1,551,583)	(5,362,056)(a)
Net increase (decrease)	93,533	(180,514)	$806,567	$(1,387,654)
Class I
Shares sold	72,818	125,882	$625,755	$1,067,105
Reinvestment of distributions	5,686	1,959	48,525	16,554
Shares redeemed	(33,734)	(152,694)(a)	(288,720)	(1,259,422)(a)
Net increase (decrease)	44,770	(24,853)	$385,560	$(175,763)
Class Z
Shares sold	52,663	141,607	$452,148	$1,190,352
Reinvestment of distributions	2,415	635	20,640	5,424
Shares redeemed	(45,236)	(21,091)	(385,911)	(179,734)
Net increase (decrease)	9,842	121,151	$86,877	$1,016,042

 (a) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Investment Grade Bond Fund
Class A	.76%
Actual		$1,000.00	$992.10	$3.75
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class M	.75%
Actual		$1,000.00	$991.00	$3.70
Hypothetical-C		$1,000.00	$1,021.08	$3.76
Class C	1.53%
Actual		$1,000.00	$988.30	$7.54
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Investment Grade Bond	.45%
Actual		$1,000.00	$992.40	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$992.20	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$994.00	$1.78
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class I, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of Class C ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the fund or class, as applicable. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IGB-SANN-0421
1.538655.123

Fidelity® Intermediate Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	42.1%
AAA	8.1%
AA	2.3%
A	12.2%
BBB	27.6%
BB and Below	5.0%
Not Rated	1.9%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	43.7%
U.S. Government and U.S. Government Agency Obligations	42.1%
Asset-Backed Securities	3.5%
CMOs and Other Mortgage Related Securities	8.4%
Municipal Bonds	0.1%
Other Investments	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 10.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.2%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	$6,534	$6,420
3% 6/30/22	2,110	2,175
NTT Finance Corp.:
1.162% 4/3/26 (a)	7,525	7,491
1.591% 4/3/28 (a)	10,400	10,331
Verizon Communications, Inc.:
2.946% 3/15/22	2,884	2,964
5.15% 9/15/23	3,547	3,958
		33,339
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	2,241	2,332
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	6,000	6,278
4.908% 7/23/25	4,820	5,502
Comcast Corp.:
3.1% 4/1/25	281	304
3.95% 10/15/25	3,064	3,450
Discovery Communications LLC 3.625% 5/15/30	1,652	1,817
		17,351
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	4,200	4,541

TOTAL COMMUNICATION SERVICES		57,563

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.4%
Daimler Finance North America LLC 2.85% 1/6/22 (a)	3,657	3,734
General Motors Financial Co., Inc.:
1.25% 1/8/26	6,329	6,258
3.25% 1/5/23	5,500	5,753
4.15% 6/19/23	6,023	6,476
4.35% 4/9/25	6,000	6,647
5.2% 3/20/23	2,874	3,134
Volkswagen Group of America Finance LLC:
1.25% 11/24/25 (a)	12,290	12,277
2.9% 5/13/22 (a)	2,713	2,793
3.125% 5/12/23 (a)	2,363	2,490
		49,562
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.3% 7/1/25	281	307
Household Durables - 0.1%
Toll Brothers Finance Corp. 4.875% 11/15/25	4,400	4,961
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,358	2,438
Multiline Retail - 0.4%
Dollar Tree, Inc. 4% 5/15/25	12,200	13,573
Specialty Retail - 0.7%
AutoZone, Inc.:
3.625% 4/15/25	541	595
3.7% 4/15/22	3,290	3,386
O'Reilly Automotive, Inc. 4.2% 4/1/30	560	646
Ross Stores, Inc. 0.875% 4/15/26	8,093	7,957
The Home Depot, Inc. 2.5% 4/15/27	357	383
TJX Companies, Inc.:
3.5% 4/15/25	1,726	1,893
3.75% 4/15/27	6,930	7,841
		22,701

TOTAL CONSUMER DISCRETIONARY		93,542

CONSUMER STAPLES - 2.2%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	6,900	7,627
4.15% 1/23/25	2,876	3,211
Molson Coors Beverage Co.:
3% 7/15/26	5,500	5,925
3.5% 5/1/22	4,144	4,287
		21,050
Food & Staples Retailing - 0.3%
7-Eleven, Inc.:
0.8% 2/10/24 (a)	1,856	1,858
0.95% 2/10/26 (a)	2,312	2,277
1.3% 2/10/28 (a)	2,890	2,816
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	2,725	2,867
		9,818
Food Products - 0.3%
Cargill, Inc. 3.25% 11/15/21 (a)	4,000	4,084
General Mills, Inc. 3.7% 10/17/23	5,017	5,428
		9,512
Tobacco - 1.0%
Altria Group, Inc.:
2.35% 5/6/25	1,004	1,049
4.8% 2/14/29	1,885	2,210
BAT Capital Corp.:
3.222% 8/15/24	3,000	3,225
4.7% 4/2/27	6,324	7,243
BAT International Finance PLC 1.668% 3/25/26	7,400	7,418
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	8,300	8,837
3.75% 7/21/22 (a)	4,789	4,967
		34,949

TOTAL CONSUMER STAPLES		75,329

ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	7,072	7,167
3.9% 2/1/25	3,400	3,700
Cenovus Energy, Inc. 3.8% 9/15/23	12,417	13,120
DCP Midstream Operating LP 3.875% 3/15/23	3,530	3,636
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,354
Energy Transfer Partners LP:
2.9% 5/15/25	6,000	6,293
3.6% 2/1/23	3,281	3,426
4.2% 9/15/23	1,661	1,789
4.5% 4/15/24	5,636	6,179
5.875% 1/15/24	6,034	6,775
Enterprise Products Operating LP 4.05% 2/15/22	4,350	4,502
Equinor ASA 1.75% 1/22/26	1,103	1,137
Hess Corp. 4.3% 4/1/27	3,500	3,886
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,022	3,221
Marathon Petroleum Corp. 4.5% 5/1/23	5,600	6,043
MPLX LP:
1.75% 3/1/26	3,400	3,426
3.375% 3/15/23	5,069	5,315
4% 2/15/25	500	548
4.5% 7/15/23	990	1,069
Newfield Exploration Co. 5.625% 7/1/24	1,986	2,177
Occidental Petroleum Corp.:
2.9% 8/15/24	2,142	2,085
3.5% 8/15/29	907	867
Petroleos Mexicanos:
6.49% 1/23/27	8,770	9,176
6.5% 3/13/27	9,000	9,338
Phillips 66 Co. 0.9% 2/15/24	6,300	6,308
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	5,156	5,295
3.85% 10/15/23	2,649	2,819
Southeast Supply Header LLC 4.25% 6/15/24 (a)	3,066	3,047
The Williams Companies, Inc.:
3.7% 1/15/23	1,003	1,054
4.3% 3/4/24	2,490	2,723
4.55% 6/24/24	2,547	2,831
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	2,073	2,041
4.35% 2/1/25	3,339	3,418
5.375% 6/1/21	7,300	7,300
		146,065
FINANCIALS - 20.6%
Banks - 10.5%
Bank of America Corp.:
1.319% 6/19/26 (b)	5,700	5,741
2.592% 4/29/31 (b)	7,000	7,189
3.004% 12/20/23 (b)	6,528	6,823
3.864% 7/23/24 (b)	5,000	5,387
3.974% 2/7/30 (b)	6,800	7,746
4.2% 8/26/24	8,640	9,590
4.25% 10/22/26	3,412	3,909
4.45% 3/3/26	3,485	3,990
Bank of Montreal 1.85% 5/1/25	7,000	7,231
Bank of Nova Scotia 4.5% 12/16/25	6,400	7,349
Barclays PLC:
1.007% 12/10/24 (b)	3,941	3,961
2.852% 5/7/26 (b)	6,852	7,230
3.932% 5/7/25 (b)	9,030	9,833
BNP Paribas SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 1.323% 1/13/27 (a)(b)(c)	5,577	5,524
2.219% 6/9/26 (a)(b)	3,479	3,606
Capital One Bank NA 2.28% 1/28/26 (b)	5,690	5,877
Capital One NA 2.15% 9/6/22	1,811	1,858
CIT Group, Inc.:
3.929% 6/19/24 (b)	755	799
4.75% 2/16/24	5,000	5,444
5% 8/1/23	13,540	14,776
Citigroup, Inc.:
2.7% 10/27/22	11,000	11,409
2.75% 4/25/22	4,500	4,616
2.9% 12/8/21	4,703	4,789
3.106% 4/8/26 (b)	6,600	7,096
4.6% 3/9/26	4,328	4,967
Citizens Financial Group, Inc. 4.15% 9/28/22 (a)	1,271	1,335
Danske Bank A/S 3.875% 9/12/23 (a)	3,000	3,228
HSBC Holdings PLC:
1.645% 4/18/26 (b)	12,503	12,644
3.262% 3/13/23 (b)	4,790	4,932
Huntington Bancshares, Inc. 2.3% 1/14/22	2,192	2,226
ING Groep NV 3.15% 3/29/22	4,500	4,640
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	4,600	4,810
Japan Bank International Cooperation 1.5% 7/21/21	5,952	5,981
JPMorgan Chase & Co.:
1.045% 11/19/26 (b)	5,840	5,781
2.083% 4/22/26 (b)	7,100	7,373
2.956% 5/13/31 (b)	2,045	2,137
3.207% 4/1/23 (b)	5,000	5,155
3.514% 6/18/22 (b)	9,500	9,590
3.797% 7/23/24(b)	4,840	5,217
3.875% 9/10/24	5,168	5,699
4.125% 12/15/26	5,070	5,811
4.5% 1/24/22	4,210	4,370
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,604	1,620
2.438% 2/5/26 (b)	2,666	2,784
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	5,800	5,849
2.19% 9/13/21	2,671	2,697
2.193% 2/25/25	7,140	7,427
3.455% 3/2/23	6,000	6,358
Regions Financial Corp.:
2.25% 5/18/25	3,093	3,239
3.8% 8/14/23	2,053	2,212
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	4,143	4,289
3.073% 5/22/28 (b)	3,500	3,711
4.519% 6/25/24 (b)	6,878	7,469
5.125% 5/28/24	10,130	11,324
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	5,000	5,137
Societe Generale:
1.488% 12/14/26 (a)(b)	5,547	5,513
2.625% 10/16/24 (a)	1,265	1,332
SVB Financial Group 3.125% 6/5/30	2,952	3,178
Synovus Bank 2.289% 2/10/23 (b)	1,645	1,664
Synovus Financial Corp. 3.125% 11/1/22	6,476	6,711
Wells Fargo & Co.:
2.164% 2/11/26 (b)	8,510	8,849
2.188% 4/30/26 (b)	4,200	4,374
3.75% 1/24/24	5,350	5,814
4.3% 7/22/27	9,780	11,290
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,798	1,982
		362,492
Capital Markets - 3.2%
Credit Suisse AG 2.8% 4/8/22	2,774	2,850
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	6,490	6,398
2.593% 9/11/25 (a)(b)	5,000	5,259
4.207% 6/12/24 (a)(b)	13,500	14,567
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	9,820	9,931
2.222% 9/18/24 (b)	2,781	2,862
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	5,800	5,818
2.876% 10/31/22 (b)	6,196	6,296
3% 4/26/22	4,000	4,016
3.2% 2/23/23	10,500	11,042
Moody's Corp. 3.75% 3/24/25	3,976	4,395
Morgan Stanley:
2.188% 4/28/26 (b)	5,500	5,727
3.125% 1/23/23	5,609	5,895
3.737% 4/24/24 (b)	5,698	6,084
3.875% 1/27/26	4,600	5,179
4.875% 11/1/22	3,010	3,227
State Street Corp.:
2.825% 3/30/23 (b)	322	331
2.901% 3/30/26 (b)	303	327
UBS AG London Branch 1.75% 4/21/22 (a)	5,600	5,689
UBS Group AG 1.008% 7/30/24 (a)(b)	4,158	4,193
		110,086
Consumer Finance - 3.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,334	5,215
3.3% 1/23/23	5,800	6,031
3.5% 5/26/22	1,109	1,142
4.125% 7/3/23	7,092	7,544
6.5% 7/15/25	1,668	1,955
Ally Financial, Inc.:
1.45% 10/2/23	977	993
3.05% 6/5/23	4,300	4,521
4.25% 4/15/21	7,800	7,835
4.625% 3/30/25	3,000	3,376
5.125% 9/30/24	9,801	11,184
Capital One Financial Corp.:
2.6% 5/11/23	3,538	3,695
3.2% 1/30/23	6,000	6,303
3.2% 2/5/25	3,500	3,769
3.9% 1/29/24	4,480	4,873
Discover Financial Services:
3.85% 11/21/22	196	207
4.5% 1/30/26	2,428	2,764
5.2% 4/27/22	5,287	5,573
Ford Motor Credit Co. LLC:
3.336% 3/18/21	7,800	7,805
3.339% 3/28/22	2,657	2,686
4.14% 2/15/23	6,500	6,687
4.25% 9/20/22	4,080	4,202
Synchrony Financial:
2.85% 7/25/22	726	748
3.75% 8/15/21	4,450	4,492
4.25% 8/15/24	5,000	5,490
4.375% 3/19/24	6,708	7,363
		116,453
Diversified Financial Services - 0.7%
AIG Global Funding 0.8% 7/7/23 (a)	1,989	2,007
Athene Global Funding 0.95% 1/8/24 (a)	6,757	6,770
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,929	3,188
4.125% 6/15/26	1,347	1,514
Equitable Holdings, Inc. 4.35% 4/20/28	10,800	12,335
		25,814
Insurance - 2.8%
AFLAC, Inc. 3.6% 4/1/30	1,122	1,265
AIA Group Ltd.:
3.375% 4/7/30 (a)	3,479	3,802
3.9% 4/6/28 (a)	8,500	9,474
American International Group, Inc.:
2.5% 6/30/25	5,600	5,920
4.2% 4/1/28	7,000	8,070
4.875% 6/1/22	6,517	6,879
Aon PLC 3.875% 12/15/25	6,215	6,947
Empower Finance 2020 LP 1.357% 9/17/27 (a)	4,273	4,219
Five Corners Funding Trust II 2.85% 5/15/30 (a)	4,523	4,803
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	5,410	5,472
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	2,420	2,654
4.8% 7/15/21	4,925	4,952
Metropolitan Life Global Funding I 2.65% 4/8/22 (a)	7,790	7,994
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,504	4,654
Principal Financial Group, Inc. 3.7% 5/15/29	2,684	3,027
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	4,303	5,516
Unum Group 4% 3/15/24	3,330	3,637
Willis Group North America, Inc. 4.5% 9/15/28	5,500	6,394
		95,679

TOTAL FINANCIALS		710,524

HEALTH CARE - 2.0%
Biotechnology - 0.4%
AbbVie, Inc. 2.3% 11/21/22	6,860	7,081
Nutrition & Biosciences, Inc.:
1.23% 10/1/25 (a)	1,000	996
1.832% 10/15/27 (a)	5,000	5,023
		13,100
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp. 2.75% 9/23/26 (a)	4,099	4,411
Health Care Providers & Services - 0.8%
Anthem, Inc. 3.35% 12/1/24	4,000	4,361
Centene Corp. 4.75% 1/15/25	2,115	2,168
Cigna Corp.:
3.75% 7/15/23	5,111	5,499
4.375% 10/15/28	10,724	12,510
UnitedHealth Group, Inc.:
2.75% 2/15/23	684	713
3.35% 7/15/22	1,155	1,203
		26,454
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co. 2.9% 7/26/24	6,730	7,255
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	501	508
5.272% 8/28/23 (b)	641	689
Mylan NV 4.55% 4/15/28	9,726	11,281
Viatris, Inc.:
1.65% 6/22/25 (a)	443	450
2.7% 6/22/30 (a)	3,449	3,496
		23,679

TOTAL HEALTH CARE		67,644

INDUSTRIALS - 3.0%
Aerospace & Defense - 1.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	2,162	2,392
BAE Systems PLC 3.4% 4/15/30 (a)	12,082	13,183
The Boeing Co.:
1.167% 2/4/23	5,757	5,781
2.7% 2/1/27	5,000	5,134
5.04% 5/1/27	4,200	4,841
5.15% 5/1/30	4,200	4,894
		36,225
Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	5,243	4,755
Delta Air Lines, Inc.:
2.9% 10/28/24	5,500	5,474
3.8% 4/19/23	2,800	2,870
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	4,031	3,862
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	4,384	4,463
		21,424
Building Products - 0.2%
Carrier Global Corp. 2.493% 2/15/27	6,761	7,096
Industrial Conglomerates - 0.2%
General Electric Co. 3.45% 5/1/27	669	735
Roper Technologies, Inc.:
1% 9/15/25	824	819
2% 6/30/30	5,730	5,640
		7,194
Machinery - 0.2%
Deere & Co. 2.75% 4/15/25	422	453
Otis Worldwide Corp. 2.056% 4/5/25	5,190	5,413
		5,866
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	2,749	2,724
2.625% 7/1/22	3,000	3,073
3.375% 6/1/21	4,710	4,743
4.25% 2/1/24	2,956	3,224
		13,764
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	7,120	7,163
3.625% 5/1/22 (a)	787	802
3.95% 7/1/24 (a)	3,046	3,190
		11,155

TOTAL INDUSTRIALS		102,724

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment & Components - 0.1%
Amphenol Corp. 3.2% 4/1/24	1,056	1,130
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	3,000	3,291
		4,421
IT Services - 0.2%
The Western Union Co.:
2.85% 1/10/25	1,255	1,330
4.25% 6/9/23	5,500	5,920
		7,250
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc. 1.95% 2/15/28 (a)	5,000	4,929
Micron Technology, Inc.:
2.497% 4/24/23	3,351	3,491
4.185% 2/15/27	6,550	7,456
		15,876

TOTAL INFORMATION TECHNOLOGY		27,547

MATERIALS - 0.7%
Chemicals - 0.4%
LYB International Finance II BV 3.5% 3/2/27	3,160	3,475
LYB International Finance III LLC 1.25% 10/1/25	4,910	4,907
The Mosaic Co.:
3.25% 11/15/22	1,917	2,000
4.25% 11/15/23	5,095	5,543
		15,925
Construction Materials - 0.3%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	8,500	9,677

TOTAL MATERIALS		25,602

REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Boston Properties, Inc.:
3.2% 1/15/25	3,000	3,225
3.85% 2/1/23	3,900	4,118
Corporate Office Properties LP 5% 7/1/25	1,529	1,733
Duke Realty LP 3.625% 4/15/23	1,976	2,087
Federal Realty Investment Trust 3.95% 1/15/24	7,000	7,624
Hudson Pacific Properties LP 4.65% 4/1/29	6,361	7,272
Lexington Corporate Properties Trust 4.4% 6/15/24	1,190	1,294
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	3,051	3,294
4.5% 1/15/25	1,111	1,210
4.5% 4/1/27	5,298	5,873
4.95% 4/1/24	1,104	1,211
5.25% 1/15/26	3,160	3,590
Retail Properties America, Inc. 4% 3/15/25	2,399	2,524
SITE Centers Corp.:
3.625% 2/1/25	1,358	1,416
4.25% 2/1/26	2,246	2,408
Spirit Realty LP 2.1% 3/15/28	4,730	4,676
Ventas Realty LP:
2.65% 1/15/25	3,986	4,211
3% 1/15/30	2,083	2,181
3.125% 6/15/23	885	930
3.5% 4/15/24	2,379	2,575
4% 3/1/28	1,168	1,316
Welltower, Inc. 3.625% 3/15/24	2,553	2,769
WP Carey, Inc.:
3.85% 7/15/29	633	704
4.6% 4/1/24	5,173	5,728
		73,969
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,400	4,615
4.1% 10/1/24	377	405
Mack-Cali Realty LP 4.5% 4/18/22	1,234	1,259
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,813
		9,092

TOTAL REAL ESTATE		83,061

UTILITIES - 2.9%
Electric Utilities - 1.3%
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	6,000	6,266
Duke Energy Corp. 1.8% 9/1/21	1,793	1,804
Edison International 2.95% 3/15/23	1,206	1,252
Eversource Energy 2.8% 5/1/23	4,679	4,888
FirstEnergy Corp.:
1.6% 1/15/26	578	568
2.05% 3/1/25	3,242	3,256
Florida Power & Light Co. 2.85% 4/1/25	1,499	1,609
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,226	1,331
ITC Holdings Corp. 2.7% 11/15/22	3,739	3,877
NextEra Energy Capital Holdings, Inc. 2.75% 5/1/25	3,900	4,161
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,437
Southern Co. 2.35% 7/1/21	7,954	7,993
Tampa Electric Co. 5.4% 5/15/21	1,635	1,651
Wisconsin Electric Power Co. 2.95% 9/15/21	768	774
		43,867
Gas Utilities - 0.3%
Dominion Gas Holdings LLC:
2.5% 11/15/24	1,600	1,696
3% 11/15/29	5,500	5,859
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,329
		8,884
Independent Power and Renewable Electricity Producers - 0.4%
Emera U.S. Finance LP 2.7% 6/15/21	806	810
The AES Corp.:
3.3% 7/15/25 (a)	6,074	6,512
3.95% 7/15/30 (a)	6,551	7,157
		14,479
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	6,000	6,649
3.7% 7/15/30 (a)	467	530
4.05% 4/15/25 (a)	5,500	6,130
Dominion Energy, Inc. 2.715% 8/15/21	4,237	4,281
NiSource, Inc.:
0.95% 8/15/25	2,404	2,376
2.95% 9/1/29	4,000	4,235
Puget Energy, Inc. 3.65% 5/15/25	3,000	3,271
Sempra Energy 2.875% 10/1/22	1,677	1,730
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	3,383	3,119
		32,321

TOTAL UTILITIES		99,551

TOTAL NONCONVERTIBLE BONDS
(Cost $1,422,402)		1,489,152

U.S. Government and Government Agency Obligations - 36.7%
U.S. Treasury Inflation-Protected Obligations - 1.7%
U.S. Treasury Inflation-Indexed Notes 0.25% 7/15/29	52,544	58,250
U.S. Treasury Obligations - 35.0%
U.S. Treasury Notes:
0.125% 8/15/23	$39,705	$39,638
0.25% 7/31/25	302,677	298,000
0.875% 11/15/30 (d)	159,285	151,868
1.125% 2/29/28	148,589	148,728
1.5% 1/31/27	41,127	42,510
2.125% 5/15/25 (e)	193,583	206,340
2.375% 8/15/24	128,222	137,037
3.125% 11/15/28	158,561	181,119

TOTAL U.S. TREASURY OBLIGATIONS		1,205,240

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,248,532)		1,263,490

U.S. Government Agency - Mortgage Securities - 1.8%
Fannie Mae - 1.7%
2.5% 10/1/31 to 1/1/33	6,664	7,014
3% 9/1/32 to 6/1/33	32,009	34,033
3.5% 9/1/34 to 10/1/34	9,734	10,472
4.5% 3/1/39 to 8/1/39	2,374	2,617
5.5% 11/1/34 to 6/1/36	1,812	2,082
6.5% 7/1/32 to 8/1/36	1,105	1,291
7% 8/1/25 to 2/1/32	5	5
7.5% 11/1/22 to 8/1/29	30	34

TOTAL FANNIE MAE		57,548

Freddie Mac - 0.1%
5.5% 3/1/34 to 7/1/35	3,014	3,465
7.5% 7/1/27 to 1/1/33	9	11

TOTAL FREDDIE MAC		3,476

Ginnie Mae - 0.0%
7% to 7% 1/15/28 to 11/15/32	919	1,066
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $59,509)		62,090

Asset-Backed Securities - 3.5%
AASET Trust:
Series 2019-1 Class A, 3.844% 5/15/39 (a)	$1,869	$1,887
Series 2019-2 Class A, 3.376% 10/16/39 (a)	2,720	2,736
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,070	1,071
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)	3,955	3,947
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	13,000	13,354
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	1,317	1,318
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	8,767	8,739
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2426% 2/25/35 (b)(c)	696	687
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/39 (a)	2,588	2,593
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (a)	940	953
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	260	260
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	711	720
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	1,517	1,525
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (a)	2,213	2,242
Series 2020-2 Class A3, 0.57% 10/23/23 (a)	3,587	3,598
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (a)	2,115	2,141
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (a)	7,636	8,020
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	2,133	2,133
GM Financial Automobile Leasing Trust Series 2019-2 Class A3, 2.67% 3/21/22	856	859
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,767	2,782
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,337	1,341
John Deere Owner Trust Series 2019-B Class A4, 2.32% 5/15/26	3,098	3,214
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,336	2,396
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	630	635
Series 2020-1A Class A, 2.24% 3/15/30 (a)	567	570
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	981	1,019
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (a)	4,211	4,327
Morgan Stanley ABS Capital I Trust Series 2004-HE7 Class B3, 1 month U.S. LIBOR + 5.250% 5.3676% 8/25/34 (b)(c)	186	176
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	5,425	5,410
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	3,408	3,403
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (b)(c)	28	28
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	570	572
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	1,075	1,083
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	5,580	5,564
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	2,861	3,029
1.884% 7/15/50 (a)	1,073	1,107
3.168% 4/9/47 (a)	6,190	6,208
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,680	1,696
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	145	135
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (a)	2,209	2,244
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	3,111	3,088
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,143	2,265
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	3,994	4,151
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	525	538
Series 2020-4 Class A1, 1.75% 10/25/60 (a)	1,590	1,622
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	1,745	1,117
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	423	423
VCAT Asset Securitization, LLC Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	2,373	2,373
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	360	363
TOTAL ASSET-BACKED SECURITIES
(Cost $118,904)		121,662

Collateralized Mortgage Obligations - 2.2%
Private Sponsor - 1.0%
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (a)	4,332	4,408
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	2,617	2,614
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	1,773	1,772
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	1,339	1,359
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	6,036	6,179
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	1,362	1,362
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	6,470	6,470
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	2,429	2,529
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	1,915	2,016
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	236	237
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	5,724	5,738
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	3	3

TOTAL PRIVATE SPONSOR		34,687

U.S. Government Agency - 1.2%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	6,249	6,536
Series 2019-33 Class N, 3% 3/25/48	13,103	13,797
Series 2013-16 Class GP, 3% 3/25/33	3,787	3,959
Series 2013-44 Class DJ, 1.85% 5/25/33	3,495	3,581
Series 2015-28 Class JE, 3% 5/25/45	4,297	4,556
Series 2016-19 Class AH, 3% 4/25/46	2,692	2,856
Series 2019-59 Class AB, 2.5% 10/25/39	3,873	4,031
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	518	571

TOTAL U.S. GOVERNMENT AGENCY		39,887

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $73,432)		74,574

Commercial Mortgage Securities - 9.8%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,776	1,809
Benchmark Mortgage Trust:
Series 2018-B7 Class A2, 4.377% 5/15/53	3,245	3,500
Series 2019-B12 Class XA, 1.0652% 8/15/52 (b)(f)	25,485	1,625
Series 2019-B14 Class XA, 0.787% 12/15/62 (b)(f)	24,969	1,212
Series 2020-B17 Class XA, 1.4195% 3/15/53 (b)(f)	49,131	4,373
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(c)	770	778
BX Commercial Mortgage Trust floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	3,086	3,088
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(b)(c)	2,215	2,222
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	3,690	3,691
floater sequential payer Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.8123% 1/15/34 (a)(b)(c)	1,592	1,600
floater, sequential payer Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	4,699	4,707
CD Mortgage Trust sequential payer Series 2017-CD5 Class AAB, 3.22% 8/15/50	1,500	1,624
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	6,694	6,734
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	1,328	1,328
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	4,238	4,212
Citigroup Commercial Mortgage Trust:
sequential payer:
Series 2014-GC23 Class A3, 3.356% 7/10/47	4,134	4,442
Series 2016-GC37 Class AAB, 3.098% 4/10/49	1,000	1,057
Series 2017-P7 Class A2, 3.212% 4/14/50	3,400	3,449
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,507	1,543
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,678	4,733
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	1,527	1,597
Series 2013-CR13 Class AM, 4.449% 11/10/46	7,664	8,343
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,906	2,956
Credit Suisse Mortgage Trust:
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	874	894
Series 2018-SITE Class A, 4.284% 4/15/36 (a)	1,869	1,863
CSAIL Commercial Mortgage Trust sequential payer:
Series 19-C15 Class A2, 3.4505% 3/15/52	3,666	3,908
Series 2015-C3 Class A4, 3.7182% 8/15/48	3,127	3,436
Freddie Mac:
sequential payer:
Series 2013-K026 Class A2, 2.51% 11/25/22	8,603	8,881
Series 2017-K066 Class A2, 3.117% 6/25/27	8,333	9,249
Series 2017-K067 Class A2, 3.194% 7/25/27	5,780	6,442
Series K057 Class A2, 2.57% 7/25/26	5,509	5,938
Series K058 Class A2, 2.653% 8/25/26	8,556	9,265
Series K061 Class A2, 3.347% 11/25/26	6,618	7,415
Series K065 Class A2, 3.243% 4/25/27	6,566	7,346
Series K064 Class A2, 3.224% 3/25/27	8,360	9,322
Series K068 Class A2, 3.244% 8/25/27	6,357	7,109
Series K734 Class A2, 3.208% 2/25/26	5,541	6,081
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	9,570	9,801
Class A3, 3.482% 1/10/45	3,142	3,177
Series 2016-GC34 Class AAB, 3.278% 10/10/48	1,268	1,338
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,245	8,295
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,640	4,788
Series 2013-GC13 Class A/S, 4.0838% 7/10/46 (a)(b)	13,365	14,285
Series 2013-GC16 Class A/S, 4.649% 11/10/46	13,383	14,544
Series 2015-GC30 Class A/S, 3.777% 5/10/50	653	705
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C22 Class A4, 3.8012% 9/15/47	4,345	4,734
Series 2015-C29 Class A4, 3.6108% 5/15/48	15,686	17,210
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A/S, 4.1166% 5/15/45	8,844	9,128
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	2,510	2,515
Series 2013-C10 Class A5, 3.1425% 12/15/47	2,434	2,535
Series 2013-C16 Class A/S, 4.5169% 12/15/46	4,102	4,445
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,021	1,065
Series 2018-AON Class D, 4.6132% 7/5/31 (a)(b)	5,354	5,638
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (a)	3,141	3,335
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1519% 8/15/46 (b)	1,650	1,758
Series 2013-C7 Class A4, 2.918% 2/15/46	7,556	7,832
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,113	3,259
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,880	4,052
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	3,055	3,085
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0307% 12/15/50 (b)(f)	91,398	4,710
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	3,400	3,530
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	2,027	2,014
Series 2020-LAB Class X, 0.4294% 10/10/42 (a)(b)(f)	91,771	3,345
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class A5, 3.451% 2/15/48	3,905	4,228
Series 2017-C41 Class ASB, 3.39% 11/15/50	500	543
Series 2017-RC1 Class ASB, 3.453% 1/15/60	3,355	3,608
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2012-C9 Class A3, 2.87% 11/15/45	2,942	3,030
Series 2013-C11 Class A5, 3.071% 3/15/45	6,010	6,256
Series 2013-C11 Class ASB, 2.63% 3/15/45	3,440	3,505
Series 2013-C12 Class A4, 3.198% 3/15/48	5,371	5,617
Series 2014-C25 Class A5, 3.631% 11/15/47	10,000	10,925
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $327,531)		336,607

Municipal Securities - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,515	1,620
New York Urban Dev. Corp. Rev. Series 2017 B, 2.67% 3/15/23	3,815	3,990
TOTAL MUNICIPAL SECURITIES
(Cost $5,328)		5,610

Foreign Government and Government Agency Obligations - 0.1%
United Mexican States 3.25% 4/16/30
(Cost $3,598)	3,615	$3,667

Bank Notes - 1.3%
BBVA U.S.A.:
2.875% 6/29/22	$9,407	$9,702
3.5% 6/11/21	2,603	2,619
CIT Bank NA 2.969% 9/27/25 (b)	6,740	7,094
Discover Bank:
3.2% 8/9/21	3,500	3,535
3.35% 2/6/23	7,000	7,368
RBS Citizens NA 2.65% 5/26/22	3,090	3,170
Truist Bank 2.75% 5/1/23	4,300	4,515
Wells Fargo Bank NA 3.55% 8/14/23	5,500	5,921
TOTAL BANK NOTES
(Cost $42,253)		43,924
	Shares	Value (000s)

Fixed-Income Funds - 0.5%
Fidelity Specialized High Income Central Fund (g)
(Cost $15,939)	174,373	17,343

Money Market Funds - 5.4%
Fidelity Cash Central Fund 0.07% (h)	40,737,859	40,746
Fidelity Securities Lending Cash Central Fund 0.08% (h)(i)	146,198,330	146,213
TOTAL MONEY MARKET FUNDS
(Cost $186,959)		186,959
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $3,504,387)		3,605,078
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(159,154)
NET ASSETS - 100%		$3,445,924

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	307	June 2021	$38,058	$(310)	$(310)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $41,395,507.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $498,810,000 or 14.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $224,000.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	55
Fidelity Specialized High Income Central Fund	536
Total	$609

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$16,900	$535	$--	$--	$(92)	$17,343	4.5%
Total	$16,900	$535	$--	$--	$(92)	$17,343

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,489,152	$--	$1,489,152	$--
U.S. Government and Government Agency Obligations	1,263,490	--	1,263,490	--
U.S. Government Agency - Mortgage Securities	62,090	--	62,090	--
Asset-Backed Securities	121,662	--	121,662	--
Collateralized Mortgage Obligations	74,574	--	74,574	--
Commercial Mortgage Securities	336,607	--	336,607	--
Municipal Securities	5,610	--	5,610	--
Foreign Government and Government Agency Obligations	3,667	--	3,667	--
Bank Notes	43,924	--	43,924	--
Fixed-Income Funds	17,343	17,343	--	--
Money Market Funds	186,959	186,959	--	--
Total Investments in Securities:	$3,605,078	$204,302	$3,400,776	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(310)	$(310)	$--	$--
Total Liabilities	$(310)	$(310)	$--	$--
Total Derivative Instruments:	$(310)	$(310)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(310)
Total Interest Rate Risk	0	(310)
Total Value of Derivatives	$0	$(310)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.8%
United Kingdom	3.4%
Japan	1.4%
Canada	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $143,471) — See accompanying schedule: Unaffiliated issuers (cost $3,301,489)	$3,400,776
Fidelity Central Funds (cost $202,898)	204,302
Total Investment in Securities (cost $3,504,387)		$3,605,078
Receivable for investments sold		147,922
Receivable for fund shares sold		3,367
Interest receivable		17,482
Distributions receivable from Fidelity Central Funds		18
Receivable for daily variation margin on futures contracts		14
Other receivables		695
Total assets		3,774,576
Liabilities
Payable for investments purchased	$178,018
Payable for fund shares redeemed	2,736
Distributions payable	355
Accrued management fee	840
Other affiliated payables	427
Other payables and accrued expenses	63
Collateral on securities loaned	146,213
Total liabilities		328,652
Net Assets		$3,445,924
Net Assets consist of:
Paid in capital		$3,346,529
Total accumulated earnings (loss)		99,395
Net Assets		$3,445,924
Net Asset Value, offering price and redemption price per share ($3,445,924 ÷ 307,037 shares)		$11.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		35,183
Income from Fidelity Central Funds (including $55 from security lending)		482
Total income		35,665
Expenses
Management fee	$4,566
Transfer agent fees	1,528
Fund wide operations fee	778
Independent trustees' fees and expenses	5
Miscellaneous	3
Total expenses before reductions	6,880
Total expenses after reductions		6,880
Net investment income (loss)		28,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,902
Fidelity Central Funds	(5)
Futures contracts	(323)
Capital gain distributions from Fidelity Central Funds	127
Total net realized gain (loss)		8,701
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(43,206)
Fidelity Central Funds	(92)
Futures contracts	(326)
Total change in net unrealized appreciation (depreciation)		(43,624)
Net gain (loss)		(34,923)
Net increase (decrease) in net assets resulting from operations		$(6,138)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,785	$66,889
Net realized gain (loss)	8,701	66,261
Change in net unrealized appreciation (depreciation)	(43,624)	35,924
Net increase (decrease) in net assets resulting from operations	(6,138)	169,074
Distributions to shareholders	(91,496)	(65,192)
Share transactions
Proceeds from sales of shares	977,909	905,565
Reinvestment of distributions	85,035	61,129
Cost of shares redeemed	(477,581)	(829,092)
Net increase (decrease) in net assets resulting from share transactions	585,363	137,602
Total increase (decrease) in net assets	487,729	241,484
Net Assets
Beginning of period	2,958,195	2,716,711
End of period	$3,445,924	$2,958,195
Other Information
Shares
Sold	86,124	80,600
Issued in reinvestment of distributions	7,485	5,426
Redeemed	(41,962)	(73,982)
Net increase (decrease)	51,647	12,044

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.58	$11.16	$10.58	$10.95	$11.07	$10.85
Income from Investment Operations
Net investment income (loss)A	.107	.267	.292	.263	.261	.297
Net realized and unrealized gain (loss)	(.114)	.413	.560	(.380)	(.142)	.188
Total from investment operations	(.007)	.680	.852	(.117)	.119	.485
Distributions from net investment income	(.112)	(.260)	(.272)	(.253)	(.239)	(.265)
Distributions from net realized gain	(.241)	–	–	–	–	–
Total distributions	(.353)	(.260)	(.272)	(.253)	(.239)	(.265)
Net asset value, end of period	$11.22	$11.58	$11.16	$10.58	$10.95	$11.07
Total ReturnB,C	(.07)%	6.18%	8.18%	(1.07)%	1.11%	4.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.90%F	2.37%	2.72%	2.46%	2.40%	2.73%
Supplemental Data
Net assets, end of period (in millions)	$3,446	$2,958	$2,717	$2,719	$3,065	$3,228
Portfolio turnover rateG	94%F	99%	34%	49%	59%	58%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued securities Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Bond Fund	$63

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$121,610
Gross unrealized depreciation	(18,958)
Net unrealized appreciation (depreciation)	$102,652
Tax cost	$3,502,116

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Bond Fund	446,623	277,524

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Intermediate Bond Fund	$3

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Bond Fund	$6	$–	$–

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Intermediate Bond Fund	.45%
Actual		$1,000.00	$999.30	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IBF-SANN-0421
1.538685.123

Fidelity® Short-Term Bond Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	21.1%
AAA	19.7%
AA	6.3%
A	22.3%
BBB	23.0%
BB and Below	2.6%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	3.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	51.7%
U.S. Government and U.S. Government Agency Obligations	21.1%
Asset-Backed Securities	14.6%
CMOs and Other Mortgage Related Securities	7.2%
Municipal Bonds	0.3%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 11.7%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.7%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$8,340	$8,341
0.583% 3/1/24 (a)	3,469	3,466
Verizon Communications, Inc.:
2.946% 3/15/22	1,708	1,755
5.15% 9/15/23	4,425	4,938
		18,500
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	10,981	11,490
Comcast Corp. 3.1% 4/1/25	355	384
Time Warner Cable LLC 4% 9/1/21	4,250	4,286
		16,160
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	8,791	8,842
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	7,030	7,601
		16,443

TOTAL COMMUNICATION SERVICES		51,103

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 3.2%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	7,033	7,037
0.4% 10/21/22	5,772	5,779
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	12,171	12,899
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	9,098	9,167
0.75% 3/1/24 (a)	8,516	8,530
3.35% 5/4/21 (a)	9,038	9,085
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	10,000	10,122
1.25% 1/8/26	6,779	6,702
3.55% 4/9/21	4,197	4,209
4.2% 11/6/21	18,987	19,475
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	8,525	8,572
2.5% 9/24/21 (a)	2,573	2,604
2.9% 5/13/22 (a)	3,439	3,540
		107,721
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 1.3% 5/7/22	1,799	1,819
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	4,259	4,252
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	2,978	3,079
Specialty Retail - 0.2%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 0.5354% 3/1/22 (b)(c)	3,357	3,365
TJX Companies, Inc. 3.5% 4/15/25	2,183	2,394
		5,759
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	9,376	9,558

TOTAL CONSUMER DISCRETIONARY		132,188

CONSUMER STAPLES - 2.2%
Beverages - 0.2%
Molson Coors Beverage Co. 3.5% 5/1/22	5,227	5,407
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,562	1,565
0.8% 2/10/24 (a)	1,912	1,914
		3,479
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	6,025	6,029
Mondelez International, Inc.:
0.625% 7/1/22	9,400	9,436
2.125% 4/13/23	3,504	3,626
		19,091
Tobacco - 1.3%
Altria Group, Inc. 2.35% 5/6/25	1,269	1,326
BAT Capital Corp. 3.222% 8/15/24	6,714	7,217
BAT International Finance PLC 1.668% 3/25/26	6,714	6,730
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	7,381	7,858
3.75% 7/21/22 (a)	6,086	6,312
Philip Morris International, Inc.:
1.125% 5/1/23	5,988	6,087
2.625% 2/18/22	2,445	2,496
2.875% 5/1/24	6,658	7,098
		45,124

TOTAL CONSUMER STAPLES		73,101

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,512	4,619
Cenovus Energy, Inc. 3% 8/15/22	5,805	5,954
Chevron Corp. 1.141% 5/11/23	6,298	6,409
Chevron U.S.A., Inc. 0.426% 8/11/23	4,114	4,120
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	3,270	3,277
Energy Transfer Partners LP:
3.6% 2/1/23	3,816	3,985
4.2% 9/15/23	1,944	2,094
4.25% 3/15/23	5,208	5,519
Equinor ASA 1.75% 1/22/26	1,409	1,453
Kinder Morgan Energy Partners LP 3.5% 9/1/23	3,732	3,978
Kinder Morgan, Inc. 3.15% 1/15/23	6,421	6,733
Marathon Petroleum Corp. 4.5% 5/1/23	7,103	7,665
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	1,416	1,417
1.75% 3/1/26	10,071	10,149
4.5% 7/15/23	1,148	1,240
Occidental Petroleum Corp. 2.9% 8/15/24	2,755	2,681
Phillips 66 Co.:
0.9% 2/15/24	8,080	8,090
3.7% 4/6/23	5,512	5,870
3.85% 4/9/25	8,057	8,882
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	6,302	6,472
Schlumberger Investment SA 3.3% 9/14/21 (a)	6,055	6,109
Shell International Finance BV 3.5% 11/13/23	1,830	1,981
Suncor Energy, Inc. 3.6% 12/1/24	8,057	8,825
The Williams Companies, Inc.:
3.6% 3/15/22	10,739	11,026
4% 11/15/21	3,357	3,411
Valero Energy Corp.:
1.2% 3/15/24	8,144	8,214
2.7% 4/15/23	994	1,036
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	2,561	2,521
4.35% 2/1/25	4,124	4,221
5.375% 6/1/21	11,749	11,749
		159,700
FINANCIALS - 28.0%
Banks - 13.9%
Bank of America Corp.:
0.81% 10/24/24 (b)	7,030	7,083
3.004% 12/20/23 (b)	24,790	25,910
3.124% 1/20/23 (b)	3,013	3,085
Bank of Nova Scotia 0.8% 6/15/23	11,078	11,185
Barclays Bank PLC 1.7% 5/12/22	1,716	1,742
Barclays PLC:
1.007% 12/10/24 (b)	4,487	4,510
2.852% 5/7/26 (b)	4,878	5,147
BNP Paribas SA 3.5% 3/1/23 (a)	20,640	21,870
BPCE SA 2.75% 12/2/21	3,013	3,069
Canadian Imperial Bank of Commerce 0.95% 6/23/23	16,765	16,957
Capital One Bank NA 2.014% 1/27/23 (b)	13,428	13,623
Capital One NA 2.15% 9/6/22	7,312	7,502
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	7,573	7,582
Citigroup, Inc.:
2.312% 11/4/22 (b)	13,512	13,677
2.75% 4/25/22	6,025	6,180
3.106% 4/8/26 (b)	6,714	7,219
3.142% 1/24/23 (b)	7,290	7,468
Danske Bank A/S 3.875% 9/12/23 (a)	7,592	8,169
HSBC Holdings PLC:
1.645% 4/18/26 (b)	6,806	6,883
3.262% 3/13/23 (b)	7,480	7,702
ING Groep NV 3.15% 3/29/22	12,261	12,641
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	13,972	14,302
3.207% 4/1/23 (b)	6,025	6,212
3.514% 6/18/22 (b)	25,392	25,633
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.6826% 5/7/21 (b)(c)	7,320	7,326
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	2,099	2,121
2.907% 11/7/23 (b)	11,813	12,267
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	8,059	8,117
2.193% 2/25/25	9,124	9,491
2.623% 7/18/22	4,218	4,349
3.218% 3/7/22	6,507	6,697
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	4,265	4,292
National Bank of Canada 0.55% 11/15/24 (b)	3,356	3,358
PNC Bank NA 2.028% 12/9/22 (b)	5,227	5,296
Regions Financial Corp. 2.25% 5/18/25	3,950	4,136
Royal Bank of Canada:
1.6% 4/17/23	6,714	6,886
2.55% 7/16/24	8,572	9,128
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	5,310	5,497
3.875% 9/12/23	14,202	15,328
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	7,230	7,773
4.45% 12/3/21	6,356	6,530
Societe Generale:
2.625% 10/16/24 (a)	1,249	1,315
3.875% 3/28/24 (a)	4,871	5,297
Sumitomo Mitsui Financial Group, Inc. 0.508% 1/12/24	804	804
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	10,340	10,399
Synovus Bank 2.289% 2/10/23 (b)	2,062	2,086
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	7,184	7,222
0.25% 1/6/23	8,250	8,243
0.75% 6/12/23	16,785	16,945
Wells Fargo & Co.:
1.654% 6/2/24 (b)	8,218	8,424
2.164% 2/11/26 (b)	20,142	20,945
Wells Fargo Bank NA 2.082% 9/9/22 (b)	6,714	6,776
Zions Bancorp NA:
3.35% 3/4/22	2,684	2,752
3.5% 8/27/21	6,641	6,742
		461,893
Capital Markets - 6.7%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	8,829	8,850
0.495% 2/2/24	8,000	7,995
1% 5/5/23	8,057	8,164
2.1% 11/12/21	5,240	5,307
2.8% 4/8/22	3,489	3,585
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,025	6,182
Deutsche Bank AG New York Branch:
2.222% 9/18/24 (b)	8,476	8,722
3.3% 11/16/22	2,032	2,119
3.375% 5/12/21	6,568	6,602
4.25% 10/14/21	4,750	4,855
5% 2/14/22	10,000	10,405
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	7,000	7,022
2.876% 10/31/22 (b)	12,050	12,245
2.905% 7/24/23 (b)	12,572	12,996
3% 4/26/22	15,183	15,242
Intercontinental Exchange, Inc. 0.7% 6/15/23	6,998	7,038
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	6,025	6,045
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	13,428	13,482
0.529% 1/25/24 (b)	7,459	7,463
0.56% 11/10/23 (b)	7,000	7,010
2.625% 11/17/21	16,354	16,626
3.737% 4/24/24 (b)	6,025	6,433
4% 7/23/25	6,714	7,549
NASDAQ, Inc. 0.445% 12/21/22	3,577	3,579
State Street Corp. 2.825% 3/30/23 (b)	405	416
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	9,038	9,058
UBS AG London Branch 1.75% 4/21/22 (a)	11,414	11,596
UBS Group AG 1.008% 7/30/24 (a)(b)	8,398	8,470
		225,056
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	5,724	5,596
4.125% 7/3/23	2,487	2,645
4.875% 1/16/24	2,014	2,198
Ally Financial, Inc.:
3.05% 6/5/23	5,730	6,025
5.125% 9/30/24	6,284	7,170
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.815% 8/1/22 (b)(c)	10,071	10,138
2.65% 12/2/22	3,357	3,493
2.75% 5/20/22	8,157	8,385
Capital One Financial Corp. 2.6% 5/11/23	4,486	4,686
Ford Motor Credit Co. LLC:
3.087% 1/9/23	6,821	6,921
3.336% 3/18/21	15,596	15,605
4.14% 2/15/23	3,615	3,719
John Deere Capital Corp.:
0.7% 7/5/23	3,636	3,671
3.125% 9/10/21	6,025	6,117
Synchrony Financial:
2.85% 7/25/22	940	968
4.25% 8/15/24	9,435	10,359
4.375% 3/19/24	8,076	8,864
Toyota Motor Credit Corp.:
1.15% 5/26/22	8,057	8,146
2.9% 3/30/23	7,261	7,645
		122,351
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (a)	2,622	2,646
2.3% 7/1/22 (a)	2,548	2,614
3.35% 6/25/21 (a)	6,025	6,085
Athene Global Funding 0.95% 1/8/24 (a)	7,220	7,234
BP Capital Markets America, Inc.:
2.937% 4/6/23	2,095	2,207
4.742% 3/11/21	6,714	6,721
Equitable Holdings, Inc. 3.9% 4/20/23	408	437
USAA Capital Corp. 1.5% 5/1/23 (a)	1,377	1,412
		29,356
Insurance - 2.8%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	7,205	7,200
American International Group, Inc. 2.5% 6/30/25	6,714	7,098
Aon Corp. 2.2% 11/15/22	3,656	3,770
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	10,000	10,010
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	3,527	3,492
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	3,893	3,973
MassMutual Global Funding II 0.85% 6/9/23 (a)	14,166	14,323
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	5,675	5,739
1.95% 1/13/23 (a)	7,117	7,332
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	10,071	10,109
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	11,574	11,602
1.1% 5/5/23 (a)	3,595	3,651
Pacific Life Global Funding II 1.2% 6/24/25 (a)	5,535	5,561
		93,860

TOTAL FINANCIALS		932,516

HEALTH CARE - 3.0%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22	8,775	9,058
3.45% 3/15/22	6,627	6,803
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	1,266	1,271
		17,132
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 3.45% 3/1/24	2,551	2,746
Health Care Providers & Services - 1.2%
Anthem, Inc. 3.125% 5/15/22	7,314	7,557
Cigna Corp.:
3.05% 11/30/22	5,040	5,263
3.4% 9/17/21	5,532	5,628
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (b)(c)	7,230	7,231
3.35% 3/9/21	8,162	8,167
UnitedHealth Group, Inc. 3.35% 7/15/22	6,025	6,274
		40,120
Pharmaceuticals - 1.2%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (a)	9,038	9,105
4.25% 12/15/25 (a)	6,748	7,600
Bayer U.S. Finance LLC 3% 10/8/21 (a)	3,500	3,555
Bristol-Myers Squibb Co. 2.6% 5/16/22	6,657	6,844
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	4,198	4,256
Mylan NV 3.125% 1/15/23 (a)	6,478	6,775
Viatris, Inc. 1.125% 6/22/22 (a)	1,840	1,856
		39,991

TOTAL HEALTH CARE		99,989

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	5,877	5,902
1.95% 2/1/24	3,500	3,588
4.875% 5/1/25	4,713	5,269
		14,759
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	7,598	7,562
3.4% 4/19/21	5,094	5,105
		12,667
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	10,000	9,879
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	9,036	9,047
Roper Technologies, Inc. 0.45% 8/15/22	941	942
		9,989
Machinery - 0.8%
Caterpillar Financial Services Corp.:
0.25% 3/1/23	10,000	9,989
0.95% 5/13/22	10,071	10,152
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (b)(c)	5,064	5,065
		25,206
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	6,890	6,882
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	6,605	6,600
		13,482
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	2,930	2,903
2.5% 3/1/21	3,948	3,948
3.5% 1/15/22	6,145	6,307
International Lease Finance Corp. 5.875% 8/15/22	7,230	7,755
		20,913
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	972	990

TOTAL INDUSTRIALS		107,885

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	10,507	11,526
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	3,364	3,433
The Western Union Co.:
2.85% 1/10/25	1,585	1,679
4.25% 6/9/23	6,025	6,485
		11,597
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	4,211	4,386
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	7,175	7,240

TOTAL INFORMATION TECHNOLOGY		34,749

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	4,034	4,268
The Mosaic Co. 3.25% 11/15/22	2,280	2,379
		6,647
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	2,980	2,996
Crown Castle International Corp. 1.35% 7/15/25	700	704
Welltower, Inc. 3.625% 3/15/24	3,276	3,553
		7,253
UTILITIES - 3.4%
Electric Utilities - 2.2%
Exelon Corp. 3.497% 6/1/22 (b)	6,360	6,590
FirstEnergy Corp.:
1.6% 1/15/26	747	734
2.05% 3/1/25	4,143	4,161
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	8,332	8,332
2.85% 4/1/25	1,893	2,032
ITC Holdings Corp. 2.7% 11/15/22	4,592	4,762
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	10,375	10,379
2.403% 9/1/21	6,714	6,786
2.75% 5/1/25	6,482	6,915
2.9% 4/1/22	6,676	6,862
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	3,666	3,669
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	5,629	5,633
Southern Co. 0.6% 2/26/24	3,086	3,082
Virginia Electric & Power Co. 2.75% 3/15/23	3,615	3,770
		73,707
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	7,098	7,099
Dominion Gas Holdings LLC 2.5% 11/15/24	1,475	1,564
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	1,871	1,871
		10,534
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	1,007	1,012
Multi-Utilities - 0.9%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	5,059	5,070
2.715% 8/15/21	5,251	5,306
DTE Energy Co.:
0.55% 11/1/22	7,000	7,015
2.25% 11/1/22	8,094	8,336
NiSource, Inc. 0.95% 8/15/25	2,976	2,942
		28,669

TOTAL UTILITIES		113,922

TOTAL NONCONVERTIBLE BONDS
(Cost $1,686,305)		1,719,053

U.S. Treasury Obligations - 18.0%
U.S. Treasury Notes:
0.125% 2/15/24	$53,451	$53,217
0.25% 7/31/25	67,140	66,104
0.375% 4/30/25	126,699	125,793
2.125% 3/31/24 (d)	114,220	120,613
2.375% 8/15/24	217,943	232,931
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $591,507)		598,658

U.S. Government Agency - Mortgage Securities - 2.4%
Fannie Mae - 0.6%
3% 12/1/31	3,226	3,417
3.5% 9/1/29	2,054	2,209
4.5% 3/1/39 to 9/1/49	12,414	13,717
5.5% 11/1/34	1,909	2,192
7.5% 11/1/31	0	0

TOTAL FANNIE MAE		21,535

Freddie Mac - 1.8%
2% 1/1/32	19,112	19,857
2.5% 11/1/28	14,304	14,983
3% 5/1/29 to 2/1/34	22,907	24,236
4% 4/1/26	292	311
8.5% 5/1/26 to 7/1/28	31	35

TOTAL FREDDIE MAC		59,422

Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	219	251
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $79,160)		81,208

Asset-Backed Securities - 14.6%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$256	$268
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	1,058	1,059
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)	3,909	3,901
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	1,095	1,097
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	8,387	8,439
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	6,670	6,711
Series 2018-6 Class A, 3.06% 2/15/24	6,025	6,092
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	9,973	9,942
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	962	969
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	157	157
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	6,001	6,040
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	993	995
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	2,433	2,460
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	8,732	8,951
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	41	41
Series 2017-4 Class A3, 2.11% 10/17/22	417	418
Series 2018-2 Class A3, 2.98% 1/17/23	1,452	1,466
Series 2018-4 Class A3, 3.36% 9/15/23	2,977	3,034
Series 2019-1 Class A3, 3.05% 3/15/24	4,496	4,585
Series 2019-4 Class A2A, 2.01% 3/15/23	862	866
Series 2020-3 Class A2A, 0.49% 6/15/23	6,082	6,090
Series 2020-4 Class A3, 0.5% 8/15/25	5,144	5,157
Series 2021-1 Class A3, 0.34% 12/15/25	5,009	5,001
Chesapeake Funding II LLC:
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4174% 11/15/29 (a)(b)(c)	770	770
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	1,606	1,619
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	2,140	2,199
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	3,268	3,314
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	8,665	8,734
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	2,032	2,064
Series 2019-C Class A2, 1.99% 3/15/23	769	772
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	322	323
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	3,925	3,953
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	342	343
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	6,016	6,088
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	442	444
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	1,932	1,942
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/34 (b)(c)	156	150
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	25	25
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	751	754
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	2,871	2,886
Class A3, 1.91% 10/22/24 (a)	2,848	2,885
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	3,196	3,200
Class A3, 0.57% 10/23/23 (a)	3,903	3,915
Discover Card Master Trust:
Series 2019-A1 Class A1, 3.04% 7/15/24	6,384	6,541
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.3823% 12/15/23 (b)(c)	12,050	12,058
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	643	645
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	222	223
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	1,755	1,760
Class A3, 2.08% 2/21/23 (a)	2,727	2,760
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	20	20
Series 2019-4A Class A, 2.17% 5/15/23 (a)	1,229	1,233
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	2,111	2,138
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	8,773	8,911
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	8,077	8,102
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,968	2,967
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	2,096	2,096
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	14	14
Series 2020-A Class A3, 1.85% 3/15/23	9,904	10,010
Series 2020-B Class A3, 0.62% 8/15/23	7,011	7,039
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	1,742	1,769
Series 2020-B Class A, 0.5% 2/15/23	6,098	6,106
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	6,627	6,666
Series 2020-1 Class A1, 0.7% 9/15/25	6,674	6,712
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	618	619
Series 2019-2 Class A3, 2.67% 3/21/22	1,060	1,064
Series 2020-1 Class A2A, 1.67% 4/20/22	1,257	1,262
Series 2020-3 Class A3, 0.45% 8/21/23	4,130	4,142
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	5,560	5,564
Series 2020-4 Class A3, 0.38% 8/18/25	6,015	6,015
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	497	498
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	6,411	6,420
Series 2020-1 Class A, 0.68% 8/15/25 (a)	3,218	3,235
Series 2020-2 Class A, 0.69% 10/15/25 (a)	6,742	6,773
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	4,469	4,497
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	9,345	9,361
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	4,410	4,471
Series 2021-A Class A3, 0.33% 1/16/24 (a)	5,490	5,495
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	981	986
Series 2020-B Class A2, 0.38% 3/15/23	6,367	6,373
Series 2020-C Class A3, 0.38% 5/15/25	6,571	6,578
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	163	163
Series 2019-B Class A2, 2.28% 5/16/22	87	87
Series 2020-A Class A2, 1.01% 1/17/23	2,614	2,622
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	3,126	3,154
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	2,892	2,966
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	815	822
Series 2020-1A Class A, 2.24% 3/15/30 (a)	440	442
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	941	944
Series 2019-B Class A3, 2% 10/17/22	7,953	8,035
Series 2020-A Class A3, 1.84% 12/15/22	4,124	4,174
Series 2020-B Class A3, 0.4% 11/15/23	3,208	3,215
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	8,014	8,024
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	2,678	2,699
Class A3, 2.01% 12/12/24 (a)	5,378	5,526
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	6,176	6,159
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	3,724	3,719
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	436	437
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	230	231
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	1,365	1,375
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	1,113	1,117
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,530	5,528
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (a)	4,114	4,158
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	2,736	2,746
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	3,755	3,778
Series 2020-B Class A3, 0.57% 4/22/24 (a)	7,455	7,457
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	2,607	2,630
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	2,408	2,435
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7665% 12/15/25 (a)(b)(c)	4,578	4,577
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	2,161	2,182
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	177	164
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	2,885	2,892
Class A3, 0.68% 12/20/23 (a)	3,853	3,880
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	6,127	6,176
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,538	2,683
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	4,906	5,003
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	1,523	1,535
Series 2019-A Class A3, 2.91% 7/17/23	2,679	2,723
Series 2019-C Class A3, 1.91% 9/15/23	1,645	1,668
Series 2020-C Class A3, 0.44% 10/15/24	8,057	8,084
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	261	167
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	160	160
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	436	436
VCAT Asset Securitization, LLC Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	2,514	2,514
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	4,568	4,625
Series 2020-A Class A1A, 1.85% 7/22/24	8,106	8,283
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	5,801	5,871
Series 2020-A Class A3, 0.39% 1/22/24	8,774	8,787
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	1,795	1,814
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,851	2,891
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	4,038	4,114
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6274% 7/17/23 (a)(b)(c)	7,959	7,971
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	178	178
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	3,791	3,803
Series 2020-C Class A2, 0.35% 12/15/23	6,714	6,717
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,813	2,834
Series 2020-B Class A3, 0.45% 2/15/24	4,281	4,285
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	2,345	2,354
TOTAL ASSET-BACKED SECURITIES
(Cost $481,973)		485,256

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 1.4%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	2,693	2,690
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6375% 8/25/60 (a)(b)(c)	1,274	1,275
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	1,319	1,322
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	7,482	7,660
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	1,742	1,743
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	8,275	8,274
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	1,017	1,019
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	6,223	6,205
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	1,486	1,488
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	298	300
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	8,006	8,026
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	3	2
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	5,206	5,217

TOTAL PRIVATE SPONSOR		45,221

U.S. Government Agency - 0.6%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4176% 5/25/45 (b)(c)	4,771	4,792
sequential payer Series 2001-40 Class Z, 6% 8/25/31	111	126
Series 2016-27:
Class HK, 3% 1/25/41	4,571	4,849
Class KG, 3% 1/25/40	2,222	2,344
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4676% 7/25/46 (b)(c)	5,679	5,722
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	869	875
Series 2015-4437 Class DE, 2% 10/15/32	934	940
Series 3949 Class MK, 4.5% 10/15/34	523	577
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	11	11

TOTAL U.S. GOVERNMENT AGENCY		20,236

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $64,974)		65,457

Commercial Mortgage Securities - 5.9%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,246	2,288
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	4,392	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	2,189	2,260
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	3,831	3,834
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	5,910	5,911
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	4,300	4,294
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	7,801	7,814
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	7,900	7,947
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	1,678	1,678
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9023% 7/15/32 (a)(b)(c)	6,518	6,524
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	6,229	6,190
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	3,636	3,760
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,524	1,597
Series 2016-GC36 Class AAB, 3.368% 2/10/49	3,431	3,637
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	4,865	4,923
Series 2014-CR18 Class ASB, 3.452% 7/15/47	7,198	7,447
Series 2012-CR4 Class ASB, 2.436% 10/15/45	1,562	1,582
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,860	1,892
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	8,023	8,036
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,098	1,123
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.862% 7/15/32 (a)(b)(c)	7,508	7,472
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	2,582	2,644
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	3,050	3,124
Class A3, 3.482% 1/10/45	3,877	3,920
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	4,621	4,757
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	8,951	9,005
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	5,550	5,727
Series 2017-GS8 Class A1, 2.222% 11/10/50	3,582	3,621
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	2,232	2,338
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	2,944	3,039
Series 2012-CBX Class A/S, 4.2707% 6/15/45	4,539	4,716
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	8,295	8,549
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	3,240	3,247
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,858	2,867
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	4,012	4,286
Series 2013-LC11 Class A/S, 3.216% 4/15/46	3,949	4,120
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	941	945
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	2,039	2,188
Series 2016-C32 Class A1, 1.968% 12/15/49	589	591
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	4,896	5,112
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	3,812	3,849
Series 2019-H7 Class A1, 2.327% 7/15/52	3,229	3,312
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	4,701	4,685
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	2,085	2,124
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	4,657	4,963
Series 2017-RC1 Class ASB, 3.453% 1/15/60	4,291	4,614
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(c)	4,433	4,434
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	300	306
Series 2013-C14 Class ASB, 2.977% 6/15/46	2,872	2,927
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,323	1,388
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $198,054)		197,607

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $9,345)	9,345	9,568

Bank Notes - 1.7%
BBVA U.S.A.:
2.875% 6/29/22	$7,890	$8,137
3.5% 6/11/21	4,860	4,890
Citibank NA 2.844% 5/20/22 (b)	7,230	7,269
Discover Bank 3.35% 2/6/23	6,882	7,244
First Republic Bank 1.912% 2/12/24 (b)	3,385	3,477
RBS Citizens NA 3.25% 2/14/22	6,035	6,189
Synchrony Bank 3.65% 5/24/21	6,495	6,525
Truist Bank:
1.25% 3/9/23	8,057	8,201
3.502% 8/2/22 (b)	5,126	5,193
TOTAL BANK NOTES
(Cost $56,147)		57,125

Commercial Paper - 0.3%
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	5,000	4,989
0.4% 2/9/22	5,000	4,982
TOTAL COMMERCIAL PAPER
(Cost $9,969)		9,971
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.07% (h)
(Cost $138,582)	138,553,914	138,582
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $3,316,016)		3,362,485
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(35,788)
NET ASSETS - 100%		$3,326,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	214	June 2021	$47,244	$(40)	$(40)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	339	June 2021	42,025	(342)	(342)
TOTAL FUTURES CONTRACTS					$(382)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $717,192,000 or 21.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $288,000.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$47
Total	$47

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$1,719,053	$--	$1,719,053	$--
U.S. Government and Government Agency Obligations	598,658	--	598,658	--
U.S. Government Agency - Mortgage Securities	81,208	--	81,208	--
Asset-Backed Securities	485,256	--	485,256	--
Collateralized Mortgage Obligations	65,457	--	65,457	--
Commercial Mortgage Securities	197,607	--	197,607	--
Municipal Securities	9,568	--	9,568	--
Bank Notes	57,125	--	57,125	--
Commercial Paper	9,971	--	9,971	--
Money Market Funds	138,582	138,582	--	--
Total Investments in Securities:	$3,362,485	$138,582	$3,223,903	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(382)	$(382)	$--	$--
Total Liabilities	$(382)	$(382)	$--	$--
Total Derivative Instruments:	$(382)	$(382)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$0	$(382)
Total Interest Rate Risk	0	(382)
Total Value of Derivatives	$0	$(382)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.7%
Canada	3.6%
Japan	1.2%
France	1.0%
Others (Individually Less Than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,177,434)	$3,223,903
Fidelity Central Funds (cost $138,582)	138,582
Total Investment in Securities (cost $3,316,016)		$3,362,485
Receivable for investments sold		2,320
Receivable for fund shares sold		3,483
Interest receivable		13,451
Distributions receivable from Fidelity Central Funds		7
Receivable for daily variation margin on futures contracts		29
Receivable from investment adviser for expense reductions		8
Other receivables		53
Total assets		3,381,836
Liabilities
Payable for investments purchased	$47,841
Payable for fund shares redeemed	5,447
Distributions payable	444
Accrued management fee	831
Distribution and service plan fees payable	80
Other affiliated payables	444
Other payables and accrued expenses	52
Total liabilities		55,139
Net Assets		$3,326,697
Net Assets consist of:
Paid in capital		$3,243,083
Total accumulated earnings (loss)		83,614
Net Assets		$3,326,697
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($244,850 ÷ 27,966 shares)(a)		$8.76
Maximum offering price per share (100/98.50 of $8.76)		$8.89
Class M:
Net Asset Value and redemption price per share ($70,155 ÷ 8,013 shares)(a)		$8.76
Maximum offering price per share (100/98.50 of $8.76)		$8.89
Class C:
Net Asset Value and offering price per share ($46,545 ÷ 5,320 shares)(a)		$8.75
Short-Term Bond:
Net Asset Value, offering price and redemption price per share ($2,501,576 ÷ 285,846 shares)		$8.75
Class I:
Net Asset Value, offering price and redemption price per share ($318,706 ÷ 36,401 shares)		$8.76
Class Z:
Net Asset Value, offering price and redemption price per share ($144,865 ÷ 16,555 shares)		$8.75

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$31,470
Income from Fidelity Central Funds		47
Total income		31,517
Expenses
Management fee	$5,295
Transfer agent fees	1,911
Distribution and service plan fees	480
Fund wide operations fee	901
Independent trustees' fees and expenses	7
Miscellaneous	4
Total expenses before reductions	8,598
Expense reductions	(28)
Total expenses after reductions		8,570
Net investment income (loss)		22,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	18,660
Redemptions in-kind with affiliated entities	31,279
Futures contracts	(318)
Total net realized gain (loss)		49,621
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(65,688)
Futures contracts	(437)
Total change in net unrealized appreciation (depreciation)		(66,125)
Net gain (loss)		(16,504)
Net increase (decrease) in net assets resulting from operations		$6,443

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,947	$104,656
Net realized gain (loss)	49,621	60,686
Change in net unrealized appreciation (depreciation)	(66,125)	39,048
Net increase (decrease) in net assets resulting from operations	6,443	204,390
Distributions to shareholders	(65,924)	(103,545)
Share transactions - net increase (decrease)	(1,780,429)	(679,152)
Total increase (decrease) in net assets	(1,839,910)	(578,307)
Net Assets
Beginning of period	5,166,607	5,744,914
End of period	$3,326,697	$5,166,607

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.89	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.050	.153	.178	.123	.082	.009
Net realized and unrealized gain (loss)	(.034)	.168	.171	(.114)	(.011)	(.001)
Total from investment operations	.016	.321	.349	.009	.071	.008
Distributions from net investment income	(.087)	(.151)	(.159)	(.119)	(.081)	(.008)
Distributions from net realized gain	(.059)	–	–	–	–	–
Total distributions	(.146)	(.151)	(.159)	(.119)	(.081)	(.008)
Net asset value, end of period	$8.76	$8.89	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D,E	.18%	3.73%	4.13%	.12%	.83%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.65%H	.65%	.65%	.65%	.65%	.67%H
Expenses net of fee waivers, if any	.65%H	.65%	.65%	.65%	.65%	.67%H
Expenses net of all reductions	.65%H	.65%	.65%	.65%	.65%	.67%H
Net investment income (loss)	1.13%H	1.75%	2.08%	1.43%	.94%	.79%H
Supplemental Data
Net assets, end of period (in millions)	$245	$222	$175	$143	$170	$208
Portfolio turnover rateI	38%H,J	67%J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.89	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.049	.152	.177	.122	.081	.009
Net realized and unrealized gain (loss)	(.033)	.169	.171	(.114)	(.011)	(.001)
Total from investment operations	.016	.321	.348	.008	.070	.008
Distributions from net investment income	(.087)	(.151)	(.158)	(.118)	(.080)	(.008)
Distributions from net realized gain	(.059)	–	–	–	–	–
Total distributions	(.146)	(.151)	(.158)	(.118)	(.080)	(.008)
Net asset value, end of period	$8.76	$8.89	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D,E	.18%	3.72%	4.12%	.10%	.81%	.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.66%H	.66%	.67%	.67%	.66%	.70%H
Expenses net of fee waivers, if any	.66%H	.66%	.67%	.67%	.66%	.70%H
Expenses net of all reductions	.66%H	.66%	.67%	.66%	.66%	.70%H
Net investment income (loss)	1.13%H	1.74%	2.06%	1.42%	.93%	.76%H
Supplemental Data
Net assets, end of period (in millions)	$70	$73	$71	$70	$81	$96
Portfolio turnover rateI	38%H,J	67%J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$8.72	$8.52	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.012	.078	.104	.049	.007	(.001)
Net realized and unrealized gain (loss)	(.033)	.158	.181	(.123)	(.006)	.002
Total from investment operations	(.021)	.236	.285	(.074)	.001	.001
Distributions from net investment income	(.050)	(.076)	(.085)	(.046)	(.011)	(.001)
Distributions from net realized gain	(.059)	–	–	–	–	–
Total distributions	(.109)	(.076)	(.085)	(.046)	(.011)	(.001)
Net asset value, end of period	$8.75	$8.88	$8.72	$8.52	$8.64	$8.65
Total ReturnC,D,E	(.24)%	2.73%	3.36%	(.86)%	.02%	.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.51%	1.51%	1.51%	1.52%	1.53%H
Expenses net of fee waivers, if any	1.52%H	1.51%	1.51%	1.51%	1.52%	1.53%H
Expenses net of all reductions	1.52%H	1.51%	1.51%	1.51%	1.51%	1.53%H
Net investment income (loss)	.27%H	.89%	1.20%	.57%	.08%	(.07)%H
Supplemental Data
Net assets, end of period (in millions)	$47	$43	$33	$52	$69	$84
Portfolio turnover rateI	38%H,J	67%J	46%	56%	56%	138%K

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$8.72	$8.52	$8.64	$8.65	$8.58
Income from Investment Operations
Net investment income (loss)A	.059	.171	.195	.140	.099	.087
Net realized and unrealized gain (loss)	(.034)	.158	.181	(.123)	(.011)	.065
Total from investment operations	.025	.329	.376	.017	.088	.152
Distributions from net investment income	(.096)	(.169)	(.176)	(.137)	(.098)	(.082)
Distributions from net realized gain	(.059)	–	–	–	–	–
Total distributions	(.155)	(.169)	(.176)	(.137)	(.098)	(.082)
Net asset value, end of period	$8.75	$8.88	$8.72	$8.52	$8.64	$8.65
Total ReturnB,C	.28%	3.82%	4.47%	.20%	1.03%	1.79%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.34%F	1.95%	2.28%	1.64%	1.15%	1.01%
Supplemental Data
Net assets, end of period (in millions)	$2,502	$4,420	$5,017	$4,617	$5,423	$5,894
Portfolio turnover rateG	38%F,H	67%H	46%	56%	56%	138%I

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$8.89	$8.72	$8.53	$8.64	$8.65	$8.65
Income from Investment Operations
Net investment income (loss)B	.056	.166	.191	.135	.094	.011
Net realized and unrealized gain (loss)	(.033)	.168	.171	(.113)	(.010)	(.001)
Total from investment operations	.023	.334	.362	.022	.084	.010
Distributions from net investment income	(.094)	(.164)	(.172)	(.132)	(.094)	(.010)
Distributions from net realized gain	(.059)	–	–	–	–	–
Total distributions	(.153)	(.164)	(.172)	(.132)	(.094)	(.010)
Net asset value, end of period	$8.76	$8.89	$8.72	$8.53	$8.64	$8.65
Total ReturnC,D	.26%	3.88%	4.29%	.26%	.97%	.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.51%	.51%	.51%	.53%G
Expenses net of fee waivers, if any	.50%G	.50%	.51%	.51%	.51%	.53%G
Expenses net of all reductions	.50%G	.50%	.51%	.51%	.51%	.53%G
Net investment income (loss)	1.28%G	1.89%	2.22%	1.58%	1.09%	.94%G
Supplemental Data
Net assets, end of period (in millions)	$319	$291	$334	$367	$425	$525
Portfolio turnover rateH	38%G,I	67%I	46%	56%	56%	138%J

 A For the period July 12, 2016 (commencement of sale of shares) to August 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Short-Term Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$8.88	$8.72	$8.51
Income from Investment Operations
Net investment income (loss)B	.062	.178	.190
Net realized and unrealized gain (loss)	(.033)	.159	.189
Total from investment operations	.029	.337	.379
Distributions from net investment income	(.100)	(.177)	(.169)
Distributions from net realized gain	(.059)	–	–
Total distributions	(.159)	(.177)	(.169)
Net asset value, end of period	$8.75	$8.88	$8.72
Total ReturnC,D	.33%	3.91%	4.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	1.43%G	2.04%	2.43%G
Supplemental Data
Net assets, end of period (in millions)	$145	$118	$116
Portfolio turnover rateH	38%G,I	67%I	46%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Short-Term Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Short-Term Bond Fund	$52

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, redemptions in-kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$52,861
Gross unrealized depreciation	(5,462)
Net unrealized appreciation (depreciation)	$47,399
Tax cost	$3,314,704

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Fund	475,336	585,509

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$178	$34
Class M	-%	.15%	54	2
Class C	.75%	.25%	248	45
			$480	$81

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$36
Class M	3
Class C(a)	3
$42

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Short-Term Bond and Class Z. FIIOC receives an asset-based fee of Short-Term Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$177.15
Class M	56.16
Class C	38.16
Short-Term Bond	1,373.10
Class I	235.15
Class Z	32.05
	$1,911

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest, taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .05% of average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 179,602 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $1,585,887. The net realized gain of $31,279 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 68,539 shares of the Fund were redeemed in-kind for investments, including accrued interest and cash, with a value of $596,429. The Fund had a net realized gain of $6,733 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Short-Term Bond Fund	$4

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$27

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$3,888	$3,129
Class M	1,207	1,202
Class C	589	319
Short-Term Bond	52,704	92,470
Class I	5,259	4,291
Class Z	2,277	2,134
Total	$65,924	$103,545

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	12,891	17,608	$113,609	$154,359
Reinvestment of distributions	407	336	3,582	2,941
Shares redeemed	(10,291)	(13,011)	(90,656)	(113,725)
Net increase (decrease)	3,007	4,933	$26,535	$43,575
Class M
Shares sold	1,043	2,480	$9,197	$21,708
Reinvestment of distributions	132	131	1,161	1,148
Shares redeemed	(1,378)	(2,515)	(12,137)	(21,993)
Net increase (decrease)	(203)	96	$(1,779)	$863
Class C
Shares sold	2,579	5,055	$22,749	$44,180
Reinvestment of distributions	65	35	570	303
Shares redeemed	(2,188)	(4,054)	(19,262)	(35,304)
Net increase (decrease)	456	1,036	$4,057	$9,179
Short-Term Bond
Shares sold	55,278	237,883	$487,448	$2,081,779
Reinvestment of distributions	5,253	9,328	46,294	81,673
Shares redeemed	(272,113)(a)	(325,122)(b)	(2,404,201)(a)	(2,850,676)(b)
Net increase (decrease)	(211,582)	(77,911)	$(1,870,459)	$(687,224)
Class I
Shares sold	17,070	28,508	$150,428	$251,087
Reinvestment of distributions	549	430	4,841	3,764
Shares redeemed	(13,901)	(34,495)(b)	(122,464)	(301,301)(b)
Net increase (decrease)	3,718	(5,557)	$32,805	$(46,450)
Class Z
Shares sold	4,983	9,584	$43,856	$84,013
Reinvestment of distributions	191	184	1,680	1,612
Shares redeemed	(1,944)	(9,693)	(17,124)	(84,721)
Net increase (decrease)	3,230	75	$28,412	$904

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Short-Term Bond Fund
Class A	.65%
Actual		$1,000.00	$1,001.80	$3.23
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Class M	.66%
Actual		$1,000.00	$1,001.80	$3.28
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class C	1.52%
Actual		$1,000.00	$997.60	$7.53
Hypothetical-C		$1,000.00	$1,017.26	$7.60
Short-Term Bond	.45%
Actual		$1,000.00	$1,002.80	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$1,002.60	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Class Z	.36%
Actual		$1,000.00	$1,003.30	$1.79
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class M, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of each of Class C and Class I ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is below median. The Board also noted that, although Class I is categorized by Lipper as an institutional class, Class I has a significantly lower investment minimum than most other funds and classes categorized as institutional. As a result, FMR believes Class I is generally more comparable to retail funds and classes. The Board considered that, when compared to retail funds and classes, Class I would not be above the competitive median for 2019. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board. The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STP-SANN-0421
1.538290.123

Fidelity® U.S. Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	70.3%
AAA	4.1%
AA	3.2%
A	10.4%
BBB	13.0%
BB and Below	0.5%
Short-Term Investments and Net Other Assets*	(1.5)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021 *
Corporate Bonds	26.1%
U.S. Government and U.S. Government Agency Obligations	70.3%
Asset-Backed Securities	0.4%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Bonds	0.5%
Other Investments	3.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.5)%

 * Foreign investments – 7.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 26.1%
	Principal Amount (000s)	Value (000s)
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$8,500	$8,352
2.25% 2/1/32	14,000	13,442
2.75% 6/1/31	15,250	15,477
2.95% 7/15/26	6,575	7,127
3.3% 2/1/52	14,500	13,123
3.5% 6/1/41	7,820	7,857
3.5% 9/15/53 (a)	25,912	23,770
3.55% 6/1/24	2,465	2,661
3.55% 9/15/55 (a)	56,348	51,735
3.6% 7/15/25	5,210	5,758
3.65% 6/1/51	12,000	11,631
3.65% 9/15/59 (a)	32,266	29,749
3.8% 2/15/27	7,396	8,317
4.125% 2/17/26	22,450	25,452
4.35% 6/15/45	5,260	5,811
4.5% 3/9/48	6,726	7,380
4.65% 6/1/44	6,467	7,270
British Telecommunications PLC 9.625% 12/15/30 (b)	12,910	20,434
Orange SA 5.5% 2/6/44	2,465	3,396
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	11,012	12,479
4.895% 3/6/48	3,000	3,489
5.213% 3/8/47	5,383	6,510
5.52% 3/1/49	2,700	3,433
7.045% 6/20/36	2,136	3,066
Verizon Communications, Inc.:
1.5% 9/18/30	3,300	3,112
1.68% 10/30/30 (a)	2,757	2,623
2.625% 8/15/26	19,007	20,281
2.987% 10/30/56 (a)	71,711	64,629
4.125% 3/16/27	5,753	6,633
4.272% 1/15/36	19,951	23,223
4.329% 9/21/28	12,570	14,627
4.4% 11/1/34	3,102	3,680
4.75% 11/1/41	822	1,003
5.012% 4/15/49	944	1,198
5.012% 8/21/54	10,319	13,205
		451,933
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	2,465	3,653
The Walt Disney Co.:
2% 9/1/29	8,583	8,691
2.65% 1/13/31	13,050	13,677
2.75% 9/1/49	8,574	8,089
3.5% 5/13/40	5,610	6,127
3.6% 1/13/51	5,590	6,093
3.7% 10/15/25	5,753	6,403
3.8% 5/13/60	5,610	6,286
4.7% 3/23/50	4,000	5,120
5.4% 10/1/43	3,184	4,338
6.15% 3/1/37	3,250	4,581
6.15% 2/15/41	8,628	12,696
		85,754
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	6,100	6,013
1.1% 8/15/30	12,100	11,423
1.998% 8/15/26	1,890	1,989
2.05% 8/15/50	12,100	10,419
3.625% 5/19/21	3,107	3,131
		32,975
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41 (c)	27,682	26,769
3.7% 4/1/51	7,270	6,915
4.2% 3/15/28	9,039	10,132
4.908% 7/23/25	6,557	7,485
5.05% 3/30/29	5,000	5,867
5.125% 7/1/49	10,155	11,678
5.375% 5/1/47	4,690	5,513
5.75% 4/1/48	4,297	5,297
6.384% 10/23/35	11,053	14,673
6.484% 10/23/45	3,854	5,166
Comcast Corp.:
1.5% 2/15/31	11,700	11,070
1.95% 1/15/31	2,100	2,068
2.35% 1/15/27	19,558	20,564
2.45% 8/15/52	11,700	10,222
2.65% 2/1/30	6,480	6,801
2.8% 1/15/51	6,700	6,275
3.15% 3/1/26	4,109	4,497
3.3% 2/1/27	9,788	10,839
3.375% 8/15/25	11,258	12,355
3.4% 4/1/30	6,000	6,670
3.45% 2/1/50	6,100	6,463
3.7% 4/15/24	8,522	9,344
3.75% 4/1/40	4,804	5,423
3.969% 11/1/47	4,274	4,880
4% 3/1/48	9,861	11,252
4.15% 10/15/28	15,490	18,017
4.65% 7/15/42	7,396	9,257
4.7% 10/15/48	30,922	39,229
4.75% 3/1/44	4,437	5,640
4.95% 10/15/58	6,180	8,401
6.4% 3/1/40	822	1,219
6.55% 7/1/39	2,465	3,655
6.95% 8/15/37	5,505	8,395
Discovery Communications LLC:
3.25% 4/1/23	1,922	2,014
3.625% 5/15/30	9,840	10,823
4% 9/15/55 (a)	9,397	9,625
4.65% 5/15/50	9,840	11,406
5.2% 9/20/47	6,903	8,501
Fox Corp.:
4.03% 1/25/24	3,863	4,223
4.709% 1/25/29	8,530	10,010
5.476% 1/25/39	3,131	4,020
5.576% 1/25/49	7,653	10,075
Time Warner Cable LLC:
4.5% 9/15/42	9,039	9,965
7.3% 7/1/38	3,287	4,698
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	4,199	4,342
2.55% 2/15/22	2,309	2,359
3% 7/30/46	3,698	3,673
3.15% 9/17/25	7,782	8,515
4.125% 6/1/44	4,684	5,452
ViacomCBS, Inc.:
3.375% 2/15/28	8,670	9,453
4% 1/15/26	4,931	5,519
4.2% 6/1/29	7,390	8,448
4.375% 3/15/43	2,165	2,448
4.6% 1/15/45	5,999	6,922
4.95% 1/15/31	13,640	16,423
		480,945
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV:
3.125% 7/16/22	4,525	4,671
3.625% 4/22/29	6,897	7,572
6.125% 11/15/37	6,874	9,243
Rogers Communications, Inc.:
2.9% 11/15/26	2,055	2,225
3.625% 12/15/25	1,644	1,823
3.7% 11/15/49	5,000	5,373
4.1% 10/1/23	3,965	4,312
5.45% 10/1/43	4,746	6,377
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	12,340	12,221
3.3% 2/15/51 (a)	12,340	11,430
3.5% 4/15/25 (a)	7,220	7,806
3.75% 4/15/27 (a)	6,920	7,623
3.875% 4/15/30 (a)	6,920	7,608
4.375% 4/15/40 (a)	6,920	7,792
4.5% 4/15/50 (a)	11,920	13,247
Vodafone Group PLC:
2.5% 9/26/22	2,465	2,545
2.95% 2/19/23	5,670	5,943
3.75% 1/16/24	8,497	9,268
4.375% 5/30/28	21,035	24,647
5.125% 6/19/59	5,400	6,856
5.25% 5/30/48	19,643	25,468
		184,050

TOTAL COMMUNICATION SERVICES		1,235,657

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	9,626	9,703
1.65% 7/12/21	6,533	6,566
1.7% 9/9/21	3,698	3,726
2.3% 9/9/26	4,109	4,359
3.55% 1/12/24	20,052	21,736
General Motors Co.:
5% 10/1/28	5,652	6,618
5.2% 4/1/45	3,509	4,186
5.95% 4/1/49	5,200	6,791
6.6% 4/1/36	4,799	6,537
6.75% 4/1/46	5,880	8,180
6.8% 10/1/27	10,900	13,823
General Motors Financial Co., Inc.:
3.25% 1/5/23	5,916	6,189
3.85% 1/5/28	5,753	6,303
4% 1/15/25	5,071	5,540
4% 10/6/26	3,024	3,361
4.3% 7/13/25	10,190	11,307
4.35% 1/17/27	6,575	7,406
4.375% 9/25/21	7,552	7,726
5.65% 1/17/29	17,583	21,533
		161,590
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	3,842	3,909
George Washington University 4.3% 9/15/44	1,644	2,017
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	3,821	4,304
4.3% 2/21/48	4,084	4,885
Massachusetts Institute of Technology:
3.885% 7/1/2116	2,326	2,716
3.959% 7/1/38	3,883	4,713
Northwestern University 4.643% 12/1/44	2,753	3,585
President and Fellows of Harvard College:
3.3% 7/15/56	3,985	4,502
3.619% 10/1/37	822	973
Rice University 3.774% 5/15/55	1,560	1,918
Trustees of Princeton Univ. 5.7% 3/1/39	822	1,197
University Notre Dame du Lac 3.438% 2/15/45	2,737	3,130
University of Southern California 5.25% 10/1/2111	1,644	2,418
		40,267
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.3% 7/1/25	4,955	5,412
3.5% 7/1/27	7,880	8,803
3.6% 7/1/30	5,880	6,588
3.625% 9/1/49	10,170	10,900
3.7% 1/30/26	13,863	15,479
4.2% 4/1/50	4,930	5,788
4.45% 3/1/47	4,667	5,616
4.875% 12/9/45	4,462	5,626
6.3% 3/1/38	5,789	8,362
Metropolitan Museum of Art 3.4% 7/1/45	2,465	2,523
Starbucks Corp.:
2% 3/12/27	9,830	10,192
2.45% 6/15/26	8,218	8,748
3.5% 11/15/50	3,400	3,549
3.8% 8/15/25	5,711	6,375
3.85% 10/1/23	1,540	1,661
4% 11/15/28	5,753	6,677
4.5% 11/15/48	3,863	4,653
		116,952
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	17,140	16,620
3.15% 2/9/51	17,665	16,627
Amazon.com, Inc.:
0.8% 6/3/25	9,060	9,046
1.5% 6/3/30	16,000	15,583
2.4% 2/22/23	13,025	13,546
2.5% 6/3/50	5,260	4,863
2.8% 8/22/24	5,325	5,728
3.15% 8/22/27	8,596	9,528
3.875% 8/22/37	9,029	10,676
4.05% 8/22/47	15,634	18,647
4.25% 8/22/57	7,457	9,308
4.8% 12/5/34	4,931	6,393
		136,565
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	7,149	7,612
4% 5/15/25	6,575	7,315
Kohl's Corp.:
4.25% 7/17/25	3,000	3,267
4.75% 12/15/23	1,748	1,892
9.5% 5/15/25	1,300	1,679
Macy's Retail Holdings LLC:
2.875% 2/15/23	2,220	2,204
4.3% 2/15/43	3,904	2,957
Nordstrom, Inc.:
4% 3/15/27	3,706	3,671
5% 1/15/44	1,644	1,579
Target Corp.:
3.9% 11/15/47	12,141	14,610
4% 7/1/42	5,753	7,154
		53,940
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	3,143	3,321
3.25% 4/15/25	3,287	3,557
3.625% 4/15/25	9,520	10,468
3.7% 4/15/22	4,520	4,652
3.75% 6/1/27	4,770	5,364
4% 4/15/30	9,850	11,230
Lowe's Companies, Inc.:
1.3% 4/15/28	6,600	6,393
1.7% 10/15/30	10,000	9,617
3.65% 4/5/29	8,801	9,882
3.7% 4/15/46	2,876	3,120
4.05% 5/3/47	9,450	10,758
4.5% 4/15/30	9,950	11,837
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,321	2,474
The Home Depot, Inc.:
2.375% 3/15/51	5,387	4,800
2.5% 4/15/27	9,970	10,690
2.8% 9/14/27	4,109	4,470
2.95% 6/15/29	17,190	18,688
3% 4/1/26	8,242	8,966
3.125% 12/15/49	5,500	5,630
3.3% 4/15/40	5,000	5,416
3.75% 2/15/24	5,527	6,016
3.9% 12/6/28	4,733	5,491
3.9% 6/15/47	7,048	8,112
4.2% 4/1/43	1,294	1,550
4.25% 4/1/46	2,696	3,256
4.5% 12/6/48	6,139	7,719
4.875% 2/15/44	2,362	3,076
5.875% 12/16/36	8,546	12,205
		198,758
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	5,140	5,452
2.85% 3/27/30	4,940	5,350
3.25% 3/27/40	10,000	10,885
3.375% 11/1/46	3,698	4,052
3.375% 3/27/50	4,940	5,408
		31,147

TOTAL CONSUMER DISCRETIONARY		739,219

CONSUMER STAPLES - 1.9%
Beverages - 0.8%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	49,741	55,053
4.625% 2/1/44	4,725	5,454
4.7% 2/1/36	4,002	4,824
4.9% 2/1/46	14,940	17,871
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	11,546	12,890
4.439% 10/6/48	6,076	6,899
4.6% 4/15/48	15,408	17,876
5.55% 1/23/49	34,888	45,397
5.8% 1/23/59 (Reg. S)	11,463	15,816
8.2% 1/15/39	2,301	3,768
Constellation Brands, Inc.:
3.5% 5/9/27	8,218	9,139
3.7% 12/6/26	6,204	6,961
5.25% 11/15/48	5,950	7,866
Diageo Capital PLC:
1.375% 9/29/25	11,400	11,603
2% 4/29/30	12,200	12,244
2.125% 4/29/32	11,000	11,071
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,600	2,836
4.057% 5/25/23	12,326	13,269
4.985% 5/25/38	5,916	7,544
5.085% 5/25/48	8,000	10,348
Molson Coors Beverage Co.:
2.1% 7/15/21	4,026	4,044
3% 7/15/26	14,299	15,404
4.2% 7/15/46	10,872	11,643
PepsiCo, Inc.:
1.4% 2/25/31	12,880	12,332
1.625% 5/1/30	35,483	34,847
2.25% 5/2/22	9,861	10,072
2.375% 10/6/26	5,547	5,916
3% 10/15/27	14,965	16,468
3.6% 8/13/42	2,465	2,783
3.875% 3/19/60	5,000	5,958
4.25% 10/22/44	4,931	6,065
4.45% 4/14/46	4,766	6,019
The Coca-Cola Co.:
1.375% 3/15/31	10,000	9,534
1.45% 6/1/27	6,880	6,919
1.65% 6/1/30	6,890	6,758
2.5% 6/1/40	6,890	6,719
2.5% 3/15/51	5,000	4,610
2.6% 6/1/50	6,890	6,516
2.75% 6/1/60	6,890	6,573
2.875% 10/27/25	7,873	8,578
		466,487
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.:
1.375% 6/20/27	14,480	14,588
2.75% 5/18/24	4,931	5,280
Kroger Co.:
1.7% 1/15/31	4,360	4,194
2.65% 10/15/26	2,342	2,506
3.5% 2/1/26	3,287	3,622
3.95% 1/15/50	3,000	3,330
5.15% 8/1/43	2,240	2,876
5.4% 1/15/49	5,349	7,116
Sysco Corp.:
3.3% 7/15/26	2,696	2,950
3.3% 2/15/50	11,600	11,458
3.75% 10/1/25	4,684	5,188
6.6% 4/1/40	8,100	11,528
Walgreen Co. 3.1% 9/15/22	2,342	2,437
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	10,310	11,075
3.45% 6/1/26	4,109	4,524
4.65% 6/1/46	4,520	5,065
Walmart, Inc.:
2.95% 9/24/49	5,200	5,392
3.3% 4/22/24	15,613	16,881
3.4% 6/26/23	7,692	8,223
3.7% 6/26/28	10,108	11,586
4.05% 6/29/48	14,931	18,280
4.3% 4/22/44	4,931	6,197
5.625% 4/1/40	1,644	2,359
5.625% 4/15/41	3,780	5,436
6.5% 8/15/37	6,800	10,348
		182,439
Food Products - 0.4%
Campbell Soup Co.:
2.5% 8/2/22	3,904	4,021
4.8% 3/15/48	11,504	14,212
Conagra Brands, Inc.:
3.2% 1/25/23	3,778	3,950
4.3% 5/1/24	7,372	8,173
4.85% 11/1/28	11,201	13,371
5.3% 11/1/38	4,072	5,178
5.4% 11/1/48	7,376	9,736
General Mills, Inc.:
2.875% 4/15/30	5,977	6,332
3% 2/1/51 (a)	5,022	4,866
3.7% 10/17/23	11,463	12,401
4.2% 4/17/28	14,134	16,385
Kellogg Co.:
3.25% 4/1/26	3,057	3,380
4.3% 5/15/28	4,931	5,734
Kraft Heinz Foods Co.:
3% 6/1/26	24,023	25,495
4.375% 6/1/46	5,613	6,115
4.625% 1/30/29	6,000	6,951
5% 7/15/35	2,876	3,479
5% 6/4/42	2,321	2,730
5.2% 7/15/45	4,256	5,115
Tyson Foods, Inc.:
3.95% 8/15/24	6,225	6,866
4% 3/1/26	6,056	6,815
4.35% 3/1/29	7,396	8,612
5.1% 9/28/48	7,664	10,062
Unilever Capital Corp.:
1.375% 9/14/30	15,085	14,495
2% 7/28/26	1,716	1,794
3.1% 7/30/25	2,383	2,600
		208,868
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	8,218	8,927
Kimberly-Clark Corp.:
1.05% 9/15/27	17,353	17,091
2.4% 3/1/22	4,274	4,368
2.4% 6/1/23	6,575	6,849
3.1% 3/26/30	3,462	3,814
3.2% 7/30/46	2,055	2,198
3.95% 11/1/28	7,000	8,122
Procter & Gamble Co.:
2.3% 2/6/22	3,863	3,939
2.85% 8/11/27	3,698	4,085
3% 3/25/30	8,140	8,937
3.1% 8/15/23	8,218	8,811
		77,141
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	3,821	4,155
3.875% 9/16/46	8,218	8,017
4.25% 8/9/42	8,036	8,384
4.8% 2/14/29	10,905	12,788
5.8% 2/14/39	7,684	9,560
5.95% 2/14/49	8,546	10,919
BAT Capital Corp.:
3.222% 8/15/24	8,464	9,098
3.557% 8/15/27	17,397	18,893
4.39% 8/15/37	8,920	9,524
4.54% 8/15/47	13,757	14,112
4.758% 9/6/49	10,000	10,514
Philip Morris International, Inc.:
2.125% 5/10/23	2,547	2,634
2.75% 2/25/26	3,082	3,316
3.6% 11/15/23	3,017	3,279
3.875% 8/21/42	3,965	4,344
4.125% 3/4/43	8,218	9,263
4.875% 11/15/43	4,931	6,081
6.375% 5/16/38	1,192	1,710
Reynolds American, Inc.:
4.45% 6/12/25	5,801	6,477
4.85% 9/15/23	1,479	1,636
5.85% 8/15/45	3,484	4,148
7.25% 6/15/37	5,933	7,859
		166,711

TOTAL CONSUMER STAPLES		1,101,646

ENERGY - 2.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	19,765	21,676
5.125% 9/15/40	1,644	2,082
Halliburton Co.:
2.92% 3/1/30	7,920	8,132
3.8% 11/15/25	522	581
5% 11/15/45	6,196	7,221
7.45% 9/15/39	1,233	1,754
		41,446
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.:
4.375% 10/15/28	14,646	14,866
5.1% 9/1/40	2,465	2,515
Boardwalk Pipelines LP 4.95% 12/15/24	3,904	4,393
BP Capital Markets PLC:
2.5% 11/6/22	2,465	2,554
3.279% 9/19/27	10,470	11,496
Canadian Natural Resources Ltd.:
2.95% 1/15/23	9,580	9,975
3.9% 2/1/25	1,540	1,676
4.95% 6/1/47	5,259	6,345
5.85% 2/1/35	9,900	12,333
6.25% 3/15/38	5,629	7,300
Cenovus Energy, Inc.:
3% 8/15/22	1,397	1,433
3.8% 9/15/23	1,438	1,519
4.25% 4/15/27	7,807	8,551
5.4% 6/15/47	7,724	8,913
6.75% 11/15/39	1,644	2,135
Chevron Corp.:
1.141% 5/11/23	6,420	6,534
1.554% 5/11/25	6,120	6,273
1.995% 5/11/27	5,120	5,311
2.1% 5/16/21	11,299	11,325
2.236% 5/11/30	6,120	6,262
2.895% 3/3/24	19,336	20,626
2.954% 5/16/26	9,039	9,800
2.978% 5/11/40	5,120	5,260
3.078% 5/11/50	6,120	6,104
Chevron U.S.A., Inc.:
4.2% 10/15/49	3,600	4,248
4.95% 8/15/47	11,341	14,645
Columbia Pipeline Group, Inc. 4.5% 6/1/25	2,732	3,091
ConocoPhillips Co.:
4.95% 3/15/26	20,174	23,691
5.95% 3/15/46	4,931	7,046
6.5% 2/1/39	6,187	9,085
DCP Midstream Operating LP 3.875% 3/15/23	3,102	3,195
Devon Energy Corp.:
5% 6/15/45	13,676	15,994
5.6% 7/15/41	2,362	2,882
Ecopetrol SA:
5.375% 6/26/26	3,895	4,367
5.875% 5/28/45	3,123	3,356
7.375% 9/18/43	4,060	5,037
Enbridge Energy Partners LP 4.2% 9/15/21	7,149	7,226
Enbridge, Inc.:
3.5% 6/10/24	2,321	2,501
5.5% 12/1/46	11,908	15,243
Energy Transfer Partners LP:
3.6% 2/1/23	7,026	7,337
3.75% 5/15/30	13,750	14,534
4.95% 6/15/28	7,749	8,833
5% 5/15/50	14,560	15,417
5.15% 3/15/45	6,575	6,955
5.8% 6/15/38	7,200	8,312
6% 6/15/48	16,127	18,786
6.25% 4/15/49	2,395	2,864
Enterprise Products Operating LP:
3.7% 2/15/26	1,454	1,613
3.95% 2/15/27	21,267	24,061
4.05% 2/15/22	7,663	7,930
4.2% 1/31/50	4,890	5,273
4.25% 2/15/48	16,386	17,800
4.8% 2/1/49	6,035	7,063
4.85% 8/15/42	2,055	2,440
4.85% 3/15/44	4,109	4,824
4.9% 5/15/46	3,517	4,156
5.7% 2/15/42	1,644	2,157
7.55% 4/15/38	1,644	2,446
EOG Resources, Inc. 4.15% 1/15/26	4,602	5,217
Equinor ASA:
2.375% 5/22/30	9,460	9,672
3.625% 9/10/28	9,927	11,196
3.7% 3/1/24	2,999	3,282
3.7% 4/6/50	13,119	14,387
5.1% 8/17/40	1,644	2,165
Exxon Mobil Corp.:
1.571% 4/15/23	30,000	30,748
2.726% 3/1/23	8,218	8,593
3.043% 3/1/26	6,846	7,427
3.452% 4/15/51	3,430	3,520
3.482% 3/19/30	20,000	22,349
3.567% 3/6/45	5,464	5,765
Hess Corp.:
3.5% 7/15/24	3,123	3,310
5.6% 2/15/41	2,794	3,353
5.8% 4/1/47	3,500	4,374
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	10,025	10,518
3.5% 9/1/23	1,644	1,752
3.95% 9/1/22	5,753	6,001
4.25% 9/1/24	12,326	13,680
4.7% 11/1/42	3,123	3,432
5% 3/1/43	822	949
5.5% 3/1/44	5,750	6,932
5.625% 9/1/41	822	994
6.55% 9/15/40	2,465	3,284
Kinder Morgan, Inc.:
4.3% 3/1/28	8,192	9,352
5.2% 3/1/48	7,215	8,625
5.3% 12/1/34	7,026	8,491
5.55% 6/1/45	8,000	9,831
Magellan Midstream Partners LP:
4.25% 9/15/46	4,520	4,871
5% 3/1/26	2,465	2,871
Marathon Oil Corp.:
3.85% 6/1/25	5,753	6,223
5.2% 6/1/45	4,109	4,770
Marathon Petroleum Corp.:
4.5% 4/1/48	4,790	5,210
4.7% 5/1/25	18,000	20,473
4.75% 12/15/23	4,697	5,190
5.125% 3/1/21	822	822
6.5% 3/1/41	822	1,111
MPLX LP:
4.125% 3/1/27	7,765	8,694
4.7% 4/15/48	16,024	17,533
4.8% 2/15/29	7,552	8,838
5.2% 3/1/47	5,029	5,856
5.5% 2/15/49	7,130	8,663
ONEOK Partners LP 3.375% 10/1/22	4,109	4,254
ONEOK, Inc.:
4.45% 9/1/49	4,800	4,820
4.95% 7/13/47	4,807	5,148
5.2% 7/15/48	2,482	2,763
Ovintiv, Inc.:
3.9% 11/15/21	4,026	4,066
6.5% 2/1/38	7,299	8,936
Phillips 66 Co.:
4.875% 11/15/44	822	1,005
5.875% 5/1/42	7,807	10,545
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	5,916	6,332
4.65% 10/15/25	10,066	11,162
4.9% 2/15/45	1,561	1,569
6.65% 1/15/37	2,297	2,762
Shell International Finance BV:
1.75% 9/12/21	5,342	5,385
2% 11/7/24	8,100	8,447
2.375% 8/21/22	2,465	2,540
2.375% 4/6/25	18,500	19,540
2.375% 11/7/29	27,200	27,999
3.125% 11/7/49	11,500	11,407
3.25% 5/11/25	11,637	12,685
3.5% 11/13/23	5,753	6,229
3.875% 11/13/28	7,000	8,005
4% 5/10/46	3,287	3,713
4.375% 5/11/45	10,930	13,087
6.375% 12/15/38	3,452	5,034
Spectra Energy Partners LP:
3.375% 10/15/26	13,403	14,670
4.75% 3/15/24	3,965	4,393
Suncor Energy, Inc.:
3.6% 12/1/24	5,823	6,378
4% 11/15/47	4,109	4,420
6.8% 5/15/38	6,940	9,746
6.85% 6/1/39	1,644	2,337
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	6,180	6,715
5.3% 4/1/44	4,766	5,172
5.4% 10/1/47	4,520	4,962
The Williams Companies, Inc.:
3.35% 8/15/22	2,301	2,379
3.75% 6/15/27	19,197	21,291
3.9% 1/15/25	2,897	3,160
4.55% 6/24/24	4,663	5,183
4.85% 3/1/48	6,928	8,042
5.75% 6/24/44	1,561	1,955
Total Capital International SA:
2.7% 1/25/23	1,561	1,631
2.75% 6/19/21	4,931	4,968
2.875% 2/17/22	3,431	3,517
3.127% 5/29/50	2,930	2,864
3.455% 2/19/29	17,537	19,528
3.461% 7/12/49	5,360	5,572
3.75% 4/10/24	1,644	1,806
TransCanada PipeLines Ltd.:
2.5% 8/1/22	4,109	4,230
4.75% 5/15/38	8,622	10,108
4.875% 1/15/26	4,109	4,777
4.875% 5/15/48	4,043	4,845
5.1% 3/15/49	2,874	3,565
6.1% 6/1/40	5,505	7,241
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	4,800	5,142
3.95% 5/15/50	4,800	5,113
4.45% 8/1/42	6,369	7,200
4.6% 3/15/48	3,287	3,829
Valero Energy Corp.:
2.85% 4/15/25	13,579	14,329
4% 4/1/29	7,664	8,460
6.625% 6/15/37	4,454	5,880
		1,191,072

TOTAL ENERGY		1,232,518

FINANCIALS - 8.2%
Banks - 4.5%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	5,696	6,406
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(d)	20,750	21,454
2.503% 10/21/22	7,396	7,498
2.625% 4/19/21	5,753	5,771
2.676% 6/19/41 (b)	10,200	9,889
2.831% 10/24/51 (b)	8,260	7,884
3.004% 12/20/23 (b)	8,707	9,100
3.194% 7/23/30 (b)	39,496	42,746
3.248% 10/21/27	3,082	3,379
3.366% 1/23/26 (b)	21,711	23,614
3.419% 12/20/28 (b)	24,895	27,457
3.593% 7/21/28 (b)	9,122	10,188
3.705% 4/24/28 (b)	7,232	8,104
3.864% 7/23/24 (b)	19,969	21,513
3.97% 3/5/29 (b)	18,000	20,419
3.974% 2/7/30 (b)	11,619	13,236
4% 4/1/24	3,997	4,398
4% 1/22/25	4,931	5,460
4.083% 3/20/51 (b)	5,200	6,044
4.1% 7/24/23	5,753	6,260
4.183% 11/25/27	4,232	4,794
4.2% 8/26/24	6,985	7,753
4.25% 10/22/26	3,287	3,766
4.271% 7/23/29 (b)	14,800	17,165
4.33% 3/15/50 (b)	10,757	12,826
4.443% 1/20/48 (b)	12,532	15,320
4.45% 3/3/26	10,683	12,232
5% 1/21/44	4,412	5,771
6.11% 1/29/37	5,815	8,047
7.75% 5/14/38	3,431	5,527
Bank of Montreal:
3.3% 2/5/24	13,320	14,352
3.803% 12/15/32 (b)	9,580	10,749
Bank of Nova Scotia:
3.4% 2/11/24	33,229	35,962
4.5% 12/16/25	13,050	14,984
Barclays PLC:
2.852% 5/7/26 (b)	11,000	11,606
3.932% 5/7/25 (b)	13,028	14,186
4.337% 1/10/28	4,602	5,204
4.375% 1/12/26	4,289	4,853
4.836% 5/9/28	7,889	8,981
4.95% 1/10/47	13,280	16,763
5.25% 8/17/45	4,602	5,992
BB&T Corp.:
2.75% 4/1/22	7,289	7,469
3.75% 12/6/23	14,460	15,749
BPCE SA 4% 4/15/24	1,716	1,890
Capital One Bank NA 3.375% 2/15/23	2,079	2,194
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	16,435	17,724
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	18,944	20,926
1.122% 1/28/27 (b)	14,600	14,406
2.35% 8/2/21	17,339	17,495
2.75% 4/25/22	11,989	12,297
3.106% 4/8/26 (b)	25,600	27,526
3.142% 1/24/23 (b)	18,901	19,362
3.668% 7/24/28 (b)	6,229	6,934
3.7% 1/12/26	9,146	10,197
3.887% 1/10/28 (b)	3,698	4,150
3.98% 3/20/30 (b)	29,252	33,168
4.125% 7/25/28	12,688	14,378
4.4% 6/10/25	3,287	3,692
4.412% 3/31/31 (b)	8,000	9,306
4.6% 3/9/26	4,931	5,659
4.65% 7/23/48	11,650	14,853
4.75% 5/18/46	6,467	7,999
5.3% 5/6/44	1,644	2,169
5.5% 9/13/25	4,109	4,859
5.875% 1/30/42	1,377	1,963
8.125% 7/15/39	6,575	11,101
Citizens Financial Group, Inc.:
2.375% 7/28/21	3,582	3,606
2.638% 9/30/32 (a)	1,554	1,553
Comerica, Inc. 3.8% 7/22/26	2,999	3,353
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	10,296	10,812
Discover Bank 4.2% 8/8/23	5,753	6,252
Export-Import Bank of Korea:
0.625% 2/9/26	21,550	20,987
2.875% 1/21/25	6,245	6,675
5% 4/11/22	5,071	5,327
Fifth Third Bancorp:
2.55% 5/5/27	12,200	12,993
2.6% 6/15/22	6,146	6,314
3.5% 3/15/22	1,356	1,397
8.25% 3/1/38	1,708	2,830
HSBC Holdings PLC:
2.013% 9/22/28 (b)	40,050	40,239
2.099% 6/4/26 (b)	15,000	15,466
3.803% 3/11/25 (b)	26,696	28,983
3.9% 5/25/26	9,039	10,111
4.25% 8/18/25	4,602	5,131
4.292% 9/12/26 (b)	38,247	42,857
4.375% 11/23/26	23,584	26,693
4.95% 3/31/30	11,926	14,338
5.25% 3/14/44	3,946	5,103
6.5% 9/15/37	8,628	12,093
6.8% 6/1/38	5,000	7,269
HSBC U.S.A., Inc. 3.5% 6/23/24	5,753	6,245
Huntington Bancshares, Inc. 2.3% 1/14/22	6,753	6,859
Japan Bank International Cooperation:
0.625% 5/22/23	23,300	23,462
1.25% 1/21/31	17,352	16,772
1.875% 7/21/26	3,260	3,398
2.125% 2/10/25	1,716	1,813
2.25% 11/4/26	4,486	4,765
2.375% 11/16/22	9,438	9,772
2.375% 4/20/26	10,730	11,453
2.75% 1/21/26	2,720	2,947
2.875% 6/1/27	6,246	6,863
3.125% 7/20/21	3,386	3,423
3.25% 7/20/28	7,396	8,353
3.375% 10/31/23	26,700	28,755
JPMorgan Chase & Co.:
1.953% 2/4/32 (b)	13,200	12,877
2.083% 4/22/26 (b)	30,280	31,443
2.522% 4/22/31 (b)	9,850	10,118
2.776% 4/25/23 (b)	4,109	4,220
2.95% 10/1/26	20,733	22,556
2.956% 5/13/31 (b)	10,250	10,710
3.109% 4/22/51 (b)	12,250	12,491
3.22% 3/1/25 (b)	14,331	15,381
3.25% 9/23/22	3,287	3,439
3.3% 4/1/26	7,396	8,127
3.375% 5/1/23	1,561	1,659
3.509% 1/23/29 (b)	26,000	28,732
3.54% 5/1/28 (b)	13,970	15,494
3.559% 4/23/24 (b)	8,218	8,753
3.797% 7/23/24 (b)	11,382	12,269
3.875% 9/10/24	26,892	29,657
3.882% 7/24/38 (b)	3,698	4,245
3.9% 7/15/25	17,750	19,770
3.96% 1/29/27 (b)	10,000	11,249
3.964% 11/15/48 (b)	7,724	8,968
4.005% 4/23/29 (b)	16,874	19,254
4.125% 12/15/26	4,828	5,534
4.203% 7/23/29 (b)	35,899	41,550
4.35% 8/15/21	1,644	1,675
4.452% 12/5/29 (b)	10,040	11,818
4.5% 1/24/22	10,683	11,090
4.625% 5/10/21	1,233	1,243
4.85% 2/1/44	4,109	5,405
4.95% 6/1/45	7,843	10,307
5.5% 10/15/40	4,684	6,455
5.6% 7/15/41	1,233	1,731
5.625% 8/16/43	4,109	5,806
KeyBank NA 3.4% 5/20/26	4,289	4,742
Korea Development Bank:
0.4% 6/19/24	9,000	8,921
1.625% 1/19/31	11,000	10,738
Lloyds Banking Group PLC:
3.1% 7/6/21	8,218	8,299
4.344% 1/9/48	12,326	14,190
4.582% 12/10/25	9,580	10,844
4.65% 3/24/26	7,067	8,037
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	2,368	2,391
2.801% 7/18/24	6,706	7,161
2.998% 2/22/22	7,560	7,757
3.195% 7/18/29	11,687	12,711
3.455% 3/2/23	15,071	15,970
3.751% 7/18/39	6,514	7,339
3.85% 3/1/26	538	604
3.961% 3/2/28	18,079	20,654
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	11,200	11,628
2.591% 5/25/31 (b)	13,600	14,033
2.953% 2/28/22	7,067	7,251
3.549% 3/5/23	9,861	10,485
National Australia Bank Ltd. 2.5% 5/22/22	8,218	8,450
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	8,959	8,779
2.375% 10/1/21	3,883	3,932
2.875% 9/7/21	3,455	3,503
PNC Financial Services Group, Inc.:
2.2% 11/1/24	5,540	5,864
2.6% 7/23/26	20,000	21,481
3.5% 1/23/24	14,370	15,595
3.9% 4/29/24	4,643	5,094
Rabobank Nederland:
3.75% 7/21/26	15,819	17,585
3.95% 11/9/22	4,546	4,801
4.375% 8/4/25	5,147	5,816
5.25% 5/24/41	2,465	3,367
Rabobank Nederland New York Branch:
2.75% 1/10/23	13,970	14,596
3.375% 5/21/25	3,217	3,538
Royal Bank of Canada:
2.75% 2/1/22	10,683	10,930
4.65% 1/27/26	10,675	12,382
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	7,000	8,191
3.498% 5/15/23 (b)	8,411	8,705
3.754% 11/1/29 (b)	10,600	11,267
3.875% 9/12/23	3,260	3,518
4.445% 5/8/30 (b)	5,748	6,602
4.8% 4/5/26	5,424	6,245
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	8,973	9,397
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	4,911	5,345
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	11,700	11,883
2.142% 9/23/30	11,400	11,133
2.348% 1/15/25	7,400	7,743
2.442% 10/19/21	12,326	12,496
2.75% 1/15/30	7,000	7,363
2.778% 10/18/22	6,204	6,443
2.784% 7/12/22	8,620	8,908
2.846% 1/11/22	8,711	8,902
3.102% 1/17/23	31,345	32,938
3.936% 10/16/23	12,886	14,042
Synchrony Bank 3% 6/15/22	5,753	5,924
The Toronto-Dominion Bank:
2.65% 6/12/24	19,100	20,380
3.25% 3/11/24	25,000	26,995
3.5% 7/19/23	8,218	8,843
Truist Financial Corp. 1.267% 3/2/27 (b)	26,941	27,097
U.S. Bancorp:
1.375% 7/22/30	10,000	9,565
2.625% 1/24/22	11,402	11,628
3% 7/30/29	8,900	9,597
3.1% 4/27/26	7,396	8,074
4.125% 5/24/21	2,465	2,479
Wells Fargo & Co.:
2.1% 7/26/21	8,218	8,281
2.164% 2/11/26 (b)	30,500	31,716
2.188% 4/30/26 (b)	24,150	25,150
2.406% 10/30/25 (b)	41,860	44,121
2.572% 2/11/31 (b)	19,310	19,989
3% 10/23/26	16,706	18,126
3.068% 4/30/41 (b)	14,600	14,985
3.3% 9/9/24	3,800	4,139
3.45% 2/13/23	3,020	3,200
3.55% 9/29/25	3,484	3,846
3.75% 1/24/24	35,240	38,299
3.9% 5/1/45	3,911	4,527
4.1% 6/3/26	2,650	3,006
4.4% 6/14/46	5,868	6,890
4.48% 1/16/24	3,135	3,474
4.75% 12/7/46	13,148	16,175
4.9% 11/17/45	7,928	9,825
5.013% 4/4/51 (b)	4,980	6,660
5.375% 11/2/43	5,520	7,120
5.606% 1/15/44	9,352	12,437
Westpac Banking Corp.:
2% 8/19/21	7,051	7,109
2.5% 6/28/22	20,897	21,515
2.85% 5/13/26	3,904	4,235
3.3% 2/26/24	26,696	28,863
4.11% 7/24/34 (b)	10,000	11,022
4.421% 7/24/39	4,790	5,683
Zions Bancorp NA 4.5% 6/13/23	171	185
		2,606,156
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 3.5% 8/1/25	3,904	4,265
Ares Capital Corp. 2.15% 7/15/26	16,646	16,441
Bank of New York Mellon Corp.:
2.6% 2/7/22	8,218	8,385
2.8% 5/4/26	4,626	4,998
2.95% 1/29/23	12,326	12,918
BlackRock, Inc.:
3.5% 3/18/24	2,383	2,609
4.25% 5/24/21	5,342	5,393
Credit Suisse AG:
3% 10/29/21	2,573	2,618
3.625% 9/9/24	8,156	8,968
Credit Suisse Group AG:
3.8% 6/9/23	16,435	17,623
4.55% 4/17/26	6,985	8,052
4.875% 5/15/45	9,289	11,932
Deutsche Bank AG:
4.1% 1/13/26	9,900	10,857
4.5% 4/1/25	2,573	2,743
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,560	7,883
3.7% 5/30/24	8,054	8,666
3.95% 2/27/23	14,178	15,033
4.1% 1/13/26	17,914	19,597
Eaton Vance Corp. 3.625% 6/15/23	2,321	2,482
Franklin Resources, Inc. 2.85% 3/30/25	3,123	3,352
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	14,110	13,991
1.093% 12/9/26 (b)	34,300	34,038
2.6% 2/7/30	10,000	10,426
3% 4/26/22	13,740	13,794
3.2% 2/23/23	19,041	20,024
3.5% 1/23/25	22,109	24,032
3.625% 1/22/23	7,396	7,841
3.625% 2/20/24	8,628	9,353
3.691% 6/5/28 (b)	14,600	16,401
3.75% 2/25/26	4,782	5,330
3.85% 7/8/24	3,123	3,421
3.85% 1/26/27	24,850	27,748
4.25% 10/21/25	4,109	4,634
4.411% 4/23/39 (b)	3,900	4,706
4.75% 10/21/45	12,967	16,765
5.25% 7/27/21	3,698	3,773
5.75% 1/24/22	3,534	3,706
5.95% 1/15/27	12,326	15,222
6.75% 10/1/37	16,810	24,524
Intercontinental Exchange, Inc.:
0.7% 6/15/23	3,400	3,420
1.85% 9/15/32	9,300	8,781
2.65% 9/15/40	9,300	8,888
3.75% 12/1/25	4,725	5,243
3.75% 9/21/28	7,667	8,575
4% 10/15/23	3,082	3,357
4.25% 9/21/48	8,680	10,199
Moody's Corp. 4.875% 12/17/48	8,517	10,934
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	6,212	7,614
2.188% 4/28/26 (b)	20,150	20,982
2.625% 11/17/21	14,282	14,520
2.72% 7/22/25 (b)	15,600	16,585
2.75% 5/19/22	9,861	10,152
3.125% 1/23/23	50,292	52,855
3.125% 7/27/26	4,602	5,031
3.591% 7/22/28 (b)	6,985	7,806
3.7% 10/23/24	4,931	5,442
3.75% 2/25/23	5,568	5,931
3.772% 1/24/29 (b)	10,090	11,325
3.875% 4/29/24	12,064	13,270
3.875% 1/27/26	4,315	4,858
3.95% 4/23/27	28,092	31,733
3.971% 7/22/38 (b)	5,136	5,995
4.3% 1/27/45	1,644	2,017
4.375% 1/22/47	9,122	11,337
5.5% 7/28/21	2,794	2,853
5.597% 3/24/51 (b)	10,650	15,431
6.375% 7/24/42	2,383	3,615
7.25% 4/1/32	822	1,207
Nomura Holdings, Inc. 3.103% 1/16/30	14,488	15,205
Northern Trust Corp. 1.95% 5/1/30	17,750	17,841
State Street Corp. 2.65% 5/19/26	6,204	6,725
		784,271
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	11,783	12,272
3.5% 5/26/22	7,765	7,996
3.65% 7/21/27	3,698	3,932
3.875% 1/23/28	12,902	13,897
4.45% 10/1/25	8,094	8,852
4.625% 7/1/22	7,765	8,130
4.875% 1/16/24	7,026	7,668
Ally Financial, Inc.:
3.05% 6/5/23	5,150	5,415
5.8% 5/1/25	15,300	17,947
American Express Co.:
2.5% 8/1/22	10,321	10,624
2.5% 7/30/24	31,910	33,846
4.05% 12/3/42	5,732	6,778
Capital One Financial Corp.:
3.2% 1/30/23	11,439	12,016
3.3% 10/30/24	11,942	12,965
3.75% 7/28/26	8,013	8,831
3.75% 3/9/27	29,065	32,641
3.8% 1/31/28	10,683	12,007
3.9% 1/29/24	14,020	15,251
4.75% 7/15/21	3,287	3,341
Discover Financial Services:
4.5% 1/30/26	15,464	17,606
5.2% 4/27/22	822	866
Ford Motor Credit Co. LLC:
3.219% 1/9/22	3,002	3,036
3.336% 3/18/21	3,646	3,648
4.25% 9/20/22	1,544	1,590
4.375% 8/6/23	3,431	3,589
5.875% 8/2/21	9,348	9,509
GE Capital International Funding Co.:
3.373% 11/15/25	23,667	25,822
4.418% 11/15/35	26,211	29,934
John Deere Capital Corp.:
2.65% 6/24/24	8,596	9,178
2.65% 6/10/26	4,109	4,435
2.7% 1/6/23	8,218	8,587
2.8% 1/27/23	4,109	4,306
2.8% 3/6/23	2,671	2,808
2.8% 9/8/27	5,753	6,253
3.45% 3/7/29	16,435	18,533
Synchrony Financial:
3.7% 8/4/26	3,881	4,233
4.375% 3/19/24	9,249	10,151
5.15% 3/19/29	22,382	26,575
Toyota Motor Credit Corp.:
0.5% 8/14/23	15,000	15,047
1.15% 8/13/27	17,300	17,017
1.9% 4/8/21	1,644	1,647
2.6% 1/11/22	6,575	6,703
2.7% 1/11/23	8,218	8,576
2.75% 5/17/21	2,136	2,147
3.35% 1/8/24	11,496	12,450
		488,655
Diversified Financial Services - 0.8%
AB Svensk Exportkredit:
0.25% 9/29/23	13,980	13,926
2.375% 3/9/22	4,602	4,702
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	7,850	7,634
2.85% 10/15/50	11,000	10,693
4.2% 8/15/48	9,754	11,748
5.75% 1/15/40	4,109	5,926
Berkshire Hathaway, Inc.:
3.125% 3/15/26	9,450	10,379
4.5% 2/11/43	1,644	2,082
BP Capital Markets America, Inc.:
3% 2/24/50	11,500	10,689
3.017% 1/16/27	7,807	8,407
3.224% 4/14/24	12,454	13,372
3.245% 5/6/22	6,369	6,587
Brixmor Operating Partnership LP:
3.25% 9/15/23	3,854	4,081
3.9% 3/15/27	4,635	5,143
4.05% 7/1/30	5,036	5,577
4.125% 6/15/26	6,204	6,971
4.125% 5/15/29	5,548	6,186
DH Europe Finance II SARL:
2.2% 11/15/24	6,790	7,155
2.6% 11/15/29	7,940	8,296
3.4% 11/15/49	8,600	9,140
Export Development Canada:
2.625% 2/21/24	9,580	10,226
2.75% 3/15/23	37,520	39,424
General Electric Co. 6.15% 8/7/37	447	593
KfW:
0.25% 10/19/23	12,100	12,072
0.375% 7/18/25	14,150	13,937
0.625% 1/22/26	44,100	43,636
1.5% 6/15/21	24,538	24,632
2% 10/4/22	20,692	21,285
2% 5/2/25	3,143	3,323
2.125% 3/7/22	6,724	6,856
2.125% 1/17/23	9,861	10,213
2.375% 12/29/22	27,223	28,301
2.5% 11/20/24	8,567	9,196
2.625% 2/28/24	16,765	17,875
2.875% 4/3/28	12,622	14,031
3.125% 12/15/21	15,860	16,226
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	6,985	7,287
2.5% 11/15/27	7,264	7,864
Voya Financial, Inc.:
3.65% 6/15/26	12,975	14,592
5.7% 7/15/43	3,082	4,079
		464,342
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	22,150	21,064
3.35% 5/3/26	3,468	3,832
4.35% 11/3/45	3,287	4,137
AFLAC, Inc. 4% 10/15/46	3,107	3,573
Allstate Corp.:
3.28% 12/15/26	3,879	4,338
4.2% 12/15/46	6,212	7,587
American International Group, Inc.:
3.75% 7/10/25	2,342	2,585
3.875% 1/15/35	2,219	2,536
3.9% 4/1/26	3,098	3,471
4.2% 4/1/28	15,243	17,574
4.375% 6/30/50	4,700	5,648
4.5% 7/16/44	7,293	8,746
4.7% 7/10/35	4,766	5,876
4.75% 4/1/48	8,077	10,030
4.875% 6/1/22	7,396	7,807
Aon PLC:
3.5% 6/14/24	1,644	1,780
4% 11/27/23	2,465	2,671
4.6% 6/14/44	1,315	1,621
4.75% 5/15/45	4,832	6,097
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	14,500	14,245
3.967% 11/15/46	2,055	2,377
Brighthouse Financial, Inc. 4.7% 6/22/47	7,807	8,249
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	5,844	6,200
3.6% 8/19/49	6,993	7,569
4.4% 3/15/48	7,979	9,759
Lincoln National Corp.:
3.625% 12/12/26	4,931	5,519
4.35% 3/1/48	2,500	2,947
4.375% 6/15/50	5,000	5,959
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,561	1,692
3.875% 3/15/24	7,807	8,563
4.05% 10/15/23	5,568	6,038
4.2% 3/1/48	4,002	4,859
4.35% 1/30/47	2,301	2,807
4.375% 3/15/29	6,327	7,447
4.9% 3/15/49	7,643	10,195
MetLife, Inc.:
4.125% 8/13/42	5,130	6,151
4.55% 3/23/30	9,300	11,177
4.6% 5/13/46	1,644	2,109
4.721% 12/15/44 (b)	4,109	5,262
5.875% 2/6/41	2,059	2,959
Principal Financial Group, Inc. 4.3% 11/15/46	6,575	7,774
Progressive Corp.:
2.45% 1/15/27	3,895	4,174
4.2% 3/15/48	4,550	5,601
Prudential Financial, Inc.:
3.878% 3/27/28	5,259	6,094
3.905% 12/7/47	452	515
3.935% 12/7/49	8,809	10,078
4.35% 2/25/50	10,267	12,375
4.418% 3/27/48	5,218	6,324
5.7% 12/14/36	312	433
The Chubb Corp. 6.5% 5/15/38	2,884	4,452
The Travelers Companies, Inc.:
4.1% 3/4/49	5,000	6,117
4.3% 8/25/45	1,199	1,476
6.25% 6/15/37	6,862	9,961
Unum Group 4.5% 3/15/25	22,170	24,849
		353,279

TOTAL FINANCIALS		4,696,703

HEALTH CARE - 2.8%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 5/14/21	2,244	2,249
2.6% 11/21/24	12,700	13,503
2.9% 11/6/22	4,684	4,879
2.95% 11/21/26	9,300	10,055
3.2% 11/21/29	15,900	17,190
3.25% 10/1/22	2,465	2,556
3.45% 3/15/22	14,812	15,205
3.6% 5/14/25	7,396	8,113
3.8% 3/15/25	7,248	7,975
4.05% 11/21/39	9,300	10,681
4.25% 11/14/28	6,812	7,920
4.25% 11/21/49	15,400	17,779
4.3% 5/14/36	5,144	6,066
4.4% 11/6/42	3,924	4,681
4.45% 5/14/46	5,753	6,773
4.55% 3/15/35	5,464	6,586
4.7% 5/14/45	10,828	13,114
4.75% 3/15/45	5,202	6,323
4.875% 11/14/48	4,790	6,088
Amgen, Inc.:
1.9% 2/21/25	6,700	6,945
2.6% 8/19/26	8,628	9,181
3.125% 5/1/25	1,644	1,775
3.375% 2/21/50	9,200	9,447
4.4% 5/1/45	8,160	9,733
4.663% 6/15/51	10,250	12,911
Gilead Sciences, Inc.:
1.65% 10/1/30	12,340	11,866
2.8% 10/1/50	12,240	11,301
3.65% 3/1/26	5,078	5,639
4.15% 3/1/47	10,223	11,670
4.75% 3/1/46	9,039	11,147
		269,351
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
3.75% 11/30/26	5,730	6,528
4.75% 11/30/36	3,698	4,805
4.9% 11/30/46	8,546	11,586
Becton, Dickinson & Co.:
2.823% 5/20/30	7,230	7,627
3.363% 6/6/24	8,218	8,876
3.7% 6/6/27	22,809	25,571
4.685% 12/15/44	8,928	11,088
Boston Scientific Corp.:
3.45% 3/1/24	17,841	19,203
4% 3/1/29	8,875	10,099
4.7% 3/1/49	14,323	18,036
Danaher Corp. 4.375% 9/15/45	1,948	2,362
Medtronic Global Holdings SCA 3.35% 4/1/27	12,039	13,511
Medtronic, Inc. 4.625% 3/15/45	10,621	13,928
Stryker Corp.:
1.95% 6/15/30	7,650	7,567
2.9% 6/15/50	7,650	7,483
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	9,352	10,190
		178,460
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	12,326	12,920
3.875% 8/15/47	4,300	4,661
4.125% 11/15/42	9,324	10,429
Allina Health System, Inc. 3.887% 4/15/49	5,451	6,187
Anthem, Inc.:
3.125% 5/15/50	7,000	6,928
3.3% 1/15/23	1,644	1,728
3.65% 12/1/27	28,541	32,214
4.375% 12/1/47	8,598	10,246
4.55% 3/1/48	3,870	4,760
4.625% 5/15/42	2,136	2,646
4.65% 1/15/43	1,644	2,029
Banner Health 2.913% 1/1/51	11,300	10,991
Baptist Healthcare System, Inc. 3.54% 8/15/50	11,025	11,588
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	7,554	7,587
Cardinal Health, Inc. 4.368% 6/15/47	11,414	12,573
Children's Hospital Medical Center 4.268% 5/15/44	2,728	3,311
Children's Hospital of Philadelphia 2.704% 7/1/50	8,309	7,986
Cigna Corp.:
3% 7/15/23	8,218	8,677
3.75% 7/15/23	10,210	10,986
4.125% 11/15/25	8,099	9,141
4.375% 10/15/28	21,818	25,451
4.5% 2/25/26	9,582	11,018
4.8% 8/15/38	19,369	23,960
4.8% 7/15/46	6,245	7,753
4.9% 12/15/48	6,997	8,843
6.125% 11/15/41	2,465	3,463
CommonSpirit Health:
3.91% 10/1/50	12,725	13,431
4.35% 11/1/42	1,644	1,876
CVS Health Corp.:
2.7% 8/21/40	12,450	11,821
2.875% 6/1/26	6,164	6,639
3% 8/15/26	13,607	14,772
3.25% 8/15/29	14,445	15,687
3.7% 3/9/23	2,354	2,505
3.875% 7/20/25	3,829	4,261
4.1% 3/25/25	3,385	3,784
4.3% 3/25/28	19,640	22,608
4.875% 7/20/35	2,547	3,149
5.05% 3/25/48	22,516	28,437
5.125% 7/20/45	7,239	9,167
5.3% 12/5/43	3,609	4,666
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	8,760	9,961
HCA Holdings, Inc. 5.25% 6/15/49	14,240	17,858
Humana, Inc.:
3.125% 8/15/29	6,680	7,198
4.95% 10/1/44	2,055	2,573
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	9,396	10,430
Kaiser Foundation Hospitals:
3.266% 11/1/49	7,510	8,024
4.15% 5/1/47	5,384	6,586
4.875% 4/1/42	1,479	1,971
McKesson Corp.:
3.796% 3/15/24	4,109	4,472
4.883% 3/15/44	4,109	5,085
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	2,465	3,137
MidMichigan Health 3.409% 6/1/50	3,859	3,999
New York & Presbyterian Hospital:
4.024% 8/1/45	2,876	3,460
4.063% 8/1/56	2,161	2,676
NYU Hospitals Center 4.784% 7/1/44	6,245	7,951
Orlando Health Obligated Group 3.327% 10/1/50	6,224	6,512
Partners Healthcare System, Inc. 4.117% 7/1/55	2,876	3,379
Sutter Health 3.361% 8/15/50	15,100	15,582
Trinity Health Corp. 2.632% 12/1/40	3,633	3,531
UnitedHealth Group, Inc.:
1.25% 1/15/26	6,470	6,538
2% 5/15/30	3,000	3,008
2.375% 8/15/24	8,104	8,603
2.875% 12/15/21	2,116	2,158
2.9% 5/15/50	6,490	6,370
3.375% 4/15/27	4,437	4,962
3.5% 6/15/23	7,314	7,848
3.7% 8/15/49	8,622	9,665
3.75% 7/15/25	2,876	3,211
3.75% 10/15/47	7,856	8,761
3.85% 6/15/28	9,540	10,919
3.875% 12/15/28	12,319	14,196
3.875% 8/15/59	10,302	11,705
4.2% 1/15/47	2,958	3,514
4.375% 3/15/42	9,697	11,766
4.75% 7/15/45	1,373	1,769
West Virginia University Health System Obligated Group 3.129% 6/1/50	5,110	4,964
		645,221
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	13,412	14,091
5.3% 2/1/44	4,782	6,664
		20,755
Pharmaceuticals - 0.8%
AstraZeneca PLC:
4.375% 11/16/45	6,196	7,546
4.375% 8/17/48	10,164	12,154
6.45% 9/15/37	2,671	3,963
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (a)	5,224	5,270
2.85% 4/15/25 (a)	3,143	3,287
3.95% 4/15/45 (a)	1,142	1,195
Bristol-Myers Squibb Co.:
2.9% 7/26/24	9,355	10,084
3.2% 6/15/26	3,353	3,691
3.25% 8/1/42	2,301	2,462
3.4% 7/26/29	15,088	16,887
3.875% 8/15/25	9,500	10,658
4.125% 6/15/39	2,347	2,827
4.25% 10/26/49	9,963	12,127
4.35% 11/15/47	5,500	6,700
4.55% 2/20/48	15,000	18,937
5% 8/15/45	4,300	5,743
Eli Lilly & Co. 2.25% 5/15/50	17,730	15,583
GlaxoSmithKline Capital PLC 3% 6/1/24	9,580	10,278
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	5,932	8,976
Johnson & Johnson:
0.55% 9/1/25	6,630	6,578
1.3% 9/1/30	6,630	6,345
1.65% 3/1/21	3,098	3,098
2.1% 9/1/40	6,630	6,200
2.45% 3/1/26	4,593	4,927
2.45% 9/1/60	6,630	6,062
3.4% 1/15/38	7,667	8,604
3.5% 1/15/48	4,931	5,527
3.625% 3/3/37	3,287	3,823
4.5% 12/5/43	5,444	6,935
4.85% 5/15/41	3,500	4,544
Merck & Co., Inc.:
2.4% 9/15/22	1,644	1,691
2.45% 6/24/50	4,570	4,148
2.9% 3/7/24	9,436	10,104
3.6% 9/15/42	1,644	1,880
3.7% 2/10/45	5,259	6,012
3.9% 3/7/39	10,000	11,822
Mylan NV:
5.2% 4/15/48	2,465	2,982
5.25% 6/15/46	2,712	3,291
Novartis Capital Corp.:
1.75% 2/14/25	7,700	7,962
2.4% 5/17/22	9,533	9,762
2.4% 9/21/22	3,082	3,182
2.75% 8/14/50	11,300	11,164
3% 11/20/25	8,604	9,356
3.1% 5/17/27	4,841	5,345
3.7% 9/21/42	2,321	2,664
4% 11/20/45	4,306	5,159
Perrigo Finance PLC:
4.375% 3/15/26	2,659	2,990
4.9% 12/15/44	1,946	2,021
Pfizer, Inc.:
2.7% 5/28/50	3,720	3,547
2.95% 3/15/24	3,863	4,150
3% 12/15/26	5,505	6,089
3.2% 9/15/23	10,452	11,179
3.45% 3/15/29	6,846	7,702
3.9% 3/15/39	5,177	6,096
4% 12/15/36	7,807	9,440
4.125% 12/15/46	2,703	3,264
4.2% 9/15/48	6,410	7,789
4.4% 5/15/44	3,443	4,272
7.2% 3/15/39	4,437	7,187
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	7,765	8,199
3.2% 9/23/26	32,197	35,237
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	1,644	1,654
3.95% 6/15/26	2,326	2,598
Viatris, Inc.:
2.7% 6/22/30 (a)	7,500	7,602
4% 6/22/50 (a)	7,500	7,788
Zoetis, Inc.:
3.25% 2/1/23	4,109	4,301
3.95% 9/12/47	1,644	1,906
4.7% 2/1/43	1,068	1,359
		463,905

TOTAL HEALTH CARE		1,577,692

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	4,766	4,791
3.375% 5/15/23	7,807	8,307
3.75% 5/15/28	7,724	8,785
4.25% 4/1/50	4,000	4,971
Lockheed Martin Corp.:
3.55% 1/15/26	6,245	6,957
4.09% 9/15/52	12,494	14,955
Northrop Grumman Corp.:
3.25% 1/15/28	6,903	7,522
3.85% 4/15/45	1,540	1,722
4.03% 10/15/47	15,474	17,645
4.75% 6/1/43	3,287	4,111
Raytheon Technologies Corp.:
2.8% 3/15/22	6,985	7,150
3.15% 12/15/24	7,314	7,872
3.65% 8/16/23	544	582
3.75% 11/1/46	6,134	6,716
4.05% 5/4/47	1,915	2,211
4.125% 11/16/28	12,088	13,937
4.35% 4/15/47	5,424	6,456
4.45% 11/16/38	4,360	5,249
4.5% 6/1/42	6,065	7,436
4.625% 11/16/48	10,853	13,427
4.875% 10/15/40	822	1,042
5.7% 4/15/40	1,644	2,257
The Boeing Co.:
2.125% 3/1/22	3,089	3,116
2.5% 3/1/25	3,780	3,882
2.7% 2/1/27	6,514	6,689
2.8% 3/1/23	4,060	4,210
2.95% 2/1/30	8,334	8,494
3.625% 3/1/48	3,287	3,120
3.65% 3/1/47	2,268	2,175
3.75% 2/1/50	12,700	12,381
4.875% 5/1/25	14,370	16,066
5.15% 5/1/30	10,000	11,653
5.705% 5/1/40	32,630	41,113
5.805% 5/1/50	14,760	19,040
6.875% 3/15/39	2,712	3,677
		289,717
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.2% 2/1/25	3,139	3,405
3.9% 2/1/35	4,848	5,474
4.05% 2/15/48	3,000	3,287
4.4% 1/15/47	6,575	7,482
4.55% 4/1/46	1,233	1,443
4.95% 10/17/48	6,489	8,048
5.25% 5/15/50	3,500	4,508
United Parcel Service, Inc.:
2.4% 11/15/26	6,164	6,666
3.4% 11/15/46	2,177	2,355
3.75% 11/15/47	5,078	5,722
4.25% 3/15/49	3,300	4,036
5.3% 4/1/50	4,830	6,687
6.2% 1/15/38	2,055	2,985
		62,098
Airlines - 0.1%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	1,358	1,335
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	5,189	5,187
Continental Airlines, Inc. 4% 4/29/26	2,512	2,586
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	455	463
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	6,331	6,524
		16,095
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	10,400	10,850
2.493% 2/15/27	7,350	7,714
2.722% 2/15/30	12,800	13,221
3.377% 4/5/40	5,130	5,322
3.577% 4/5/50	11,600	11,937
Masco Corp.:
2% 2/15/31 (c)	7,638	7,479
3.125% 2/15/51 (c)	3,864	3,820
		60,343
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	7,724	7,746
Republic Services, Inc.:
1.45% 2/15/31	18,400	17,299
2.9% 7/1/26	3,468	3,741
3.2% 3/15/25	9,266	10,017
3.95% 5/15/28	8,628	9,865
Waste Management, Inc.:
2.4% 5/15/23	4,355	4,529
2.9% 9/15/22	5,485	5,666
4.15% 7/15/49	10,538	12,576
		71,439
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	4,705	4,892
4% 11/2/32	1,561	1,833
4.15% 11/2/42	1,561	1,854
		8,579
Industrial Conglomerates - 0.3%
3M Co.:
2% 6/26/22	3,287	3,362
2.375% 8/26/29	9,127	9,536
2.65% 4/15/25	3,738	3,997
2.875% 10/15/27	3,287	3,604
3.05% 4/15/30	3,013	3,299
3.125% 9/19/46	2,268	2,354
3.25% 8/26/49	7,032	7,475
3.7% 4/15/50	3,719	4,238
General Electric Co.:
3.45% 5/1/27	3,850	4,228
3.625% 5/1/30	4,820	5,259
4.25% 5/1/40	2,850	3,165
4.35% 5/1/50	8,820	9,809
4.5% 3/11/44	24,957	28,582
5.875% 1/14/38	3,677	4,827
6.875% 1/10/39	942	1,344
Honeywell International, Inc.:
1.35% 6/1/25	8,400	8,584
1.95% 6/1/30	9,100	9,209
2.5% 11/1/26	5,884	6,342
2.8% 6/1/50	8,450	8,438
3.812% 11/21/47	1,151	1,346
Roper Technologies, Inc.:
0.45% 8/15/22	4,900	4,908
1% 9/15/25	7,700	7,650
1.4% 9/15/27	7,500	7,421
1.75% 2/15/31	7,500	7,185
2% 6/30/30	14,800	14,567
2.8% 12/15/21	5,432	5,525
3.8% 12/15/26	6,985	7,906
		184,160
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	11,450	11,466
1.1% 9/14/27	11,810	11,608
1.7% 8/9/21	7,716	7,767
2.4% 6/6/22	8,218	8,446
2.4% 8/9/26	2,342	2,484
2.85% 6/1/22	3,287	3,392
3.45% 5/15/23	11,504	12,289
Caterpillar, Inc.:
2.6% 6/26/22	4,931	5,050
3.25% 9/19/49	13,670	14,615
3.803% 8/15/42	2,055	2,394
5.3% 9/15/35	5,753	7,726
Deere & Co.:
2.875% 9/7/49	9,910	9,938
5.375% 10/16/29	822	1,052
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	11,793	13,398
4.65% 11/1/44	4,931	6,061
Otis Worldwide Corp.:
2.565% 2/15/30	11,000	11,324
3.362% 2/15/50	8,370	8,705
Parker Hannifin Corp.:
3.25% 3/1/27	4,643	5,142
4% 6/14/49	4,890	5,715
4.1% 3/1/47	4,651	5,467
		154,039
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	5,753	6,300
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	2,301	2,409
3.05% 3/15/22	8,218	8,394
3.05% 2/15/51	3,620	3,665
3.25% 6/15/27	6,164	6,814
3.55% 2/15/50	5,000	5,521
3.9% 8/1/46	3,813	4,411
4.05% 6/15/48	13,835	16,504
4.125% 6/15/47	2,342	2,780
4.15% 4/1/45	1,397	1,660
4.375% 9/1/42	3,698	4,510
4.55% 9/1/44	2,465	3,089
4.9% 4/1/44	3,287	4,296
Canadian National Railway Co.:
2.45% 5/1/50	13,710	12,528
2.85% 12/15/21	4,109	4,165
3.2% 8/2/46	2,712	2,869
CSX Corp.:
3.25% 6/1/27	4,109	4,538
3.4% 8/1/24	3,800	4,144
3.8% 11/1/46	4,701	5,223
3.95% 5/1/50	2,938	3,363
4.1% 3/15/44	5,568	6,382
4.5% 3/15/49	11,341	13,941
4.75% 11/15/48	4,758	6,030
Norfolk Southern Corp.:
3% 4/1/22	6,164	6,304
3.25% 12/1/21	4,109	4,167
3.65% 8/1/25	9,861	10,866
3.8% 8/1/28	7,701	8,755
3.95% 10/1/42	1,561	1,799
4.05% 8/15/52	7,096	8,196
4.65% 1/15/46	2,678	3,355
Union Pacific Corp.:
2.15% 2/5/27	7,400	7,762
2.75% 3/1/26	5,473	5,868
3% 4/15/27	4,109	4,471
3.25% 2/5/50	11,090	11,451
3.35% 8/15/46	3,879	4,014
3.6% 9/15/37	2,712	2,996
3.7% 3/1/29	7,544	8,507
3.799% 10/1/51	2,301	2,578
3.839% 3/20/60	11,556	12,869
		231,194
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	7,741	7,930
2.75% 1/15/23	8,218	8,499
3.125% 12/1/30	10,000	10,043
3.375% 6/1/21	11,524	11,605
3.625% 12/1/27	7,855	8,394
3.75% 2/1/22	3,139	3,213
4.25% 2/1/24	10,816	11,798
		61,482

TOTAL INDUSTRIALS		1,145,446

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	8,300	8,361
2.2% 9/20/23	6,171	6,461
2.5% 9/20/26	4,109	4,404
3.5% 6/15/25	3,509	3,903
5.9% 2/15/39	10,203	14,894
		38,023
Electronic Equipment & Components - 0.2%
Corning, Inc.:
3.9% 11/15/49	5,000	5,627
4.75% 3/15/42	4,109	4,979
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	9,450	10,335
4.9% 10/1/26 (a)	7,765	8,976
5.3% 10/1/29 (a)	20,684	24,582
6.02% 6/15/26 (a)	13,263	15,898
8.1% 7/15/36 (a)	8,590	12,763
8.35% 7/15/46 (a)	9,871	15,103
Tyco Electronics Group SA:
3.45% 8/1/24	2,999	3,255
7.125% 10/1/37	2,034	2,930
		104,448
IT Services - 0.5%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	17,522	17,441
2.25% 3/1/31	14,550	14,462
Fiserv, Inc.:
3.5% 7/1/29	9,101	10,030
4.4% 7/1/49	15,118	18,036
Global Payments, Inc. 1.2% 3/1/26	24,275	24,088
IBM Corp.:
1.95% 5/15/30	11,485	11,378
2.5% 1/27/22	6,410	6,541
2.95% 5/15/50	11,385	10,962
3% 5/15/24	9,867	10,612
3.5% 5/15/29	13,939	15,393
3.625% 2/12/24	8,218	8,992
4.25% 5/15/49	8,909	10,543
4.7% 2/19/46	4,068	5,216
IBM Credit LLC 2.2% 9/8/22	7,396	7,608
MasterCard, Inc.:
3.3% 3/26/27	5,942	6,616
3.35% 3/26/30	8,268	9,272
3.8% 11/21/46	3,123	3,618
3.85% 3/26/50	14,640	17,182
PayPal Holdings, Inc.:
1.65% 6/1/25	11,230	11,530
2.3% 6/1/30	13,000	13,330
The Western Union Co. 2.85% 1/10/25	9,000	9,535
Visa, Inc.:
1.9% 4/15/27	11,780	12,204
2.05% 4/15/30	15,270	15,596
2.7% 4/15/40	9,800	9,977
2.75% 9/15/27	9,795	10,655
3.15% 12/14/25	7,404	8,135
4.3% 12/14/45	5,457	6,839
		305,791
Semiconductors & Semiconductor Equipment - 0.4%
Applied Materials, Inc. 4.35% 4/1/47	10,617	13,351
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	5,753	6,179
3.875% 1/15/27	6,656	7,297
Broadcom, Inc.:
2.45% 2/15/31 (a)	17,810	17,296
3.459% 9/15/26	10,373	11,248
3.75% 2/15/51 (a)	17,810	17,561
4.3% 11/15/32	10,300	11,576
4.75% 4/15/29	14,053	16,105
Intel Corp.:
2.35% 5/11/22	13,970	14,290
2.45% 11/15/29	8,500	8,923
3.25% 11/15/49	8,600	8,891
3.3% 10/1/21	12,326	12,541
3.734% 12/8/47	2,684	3,008
3.9% 3/25/30	9,360	10,870
4.1% 5/19/46	5,753	6,771
4.1% 5/11/47	1,972	2,347
4.75% 3/25/50	9,840	12,787
Lam Research Corp. 2.875% 6/15/50	12,050	11,811
NVIDIA Corp.:
2.85% 4/1/30	8,900	9,573
3.5% 4/1/50	4,950	5,371
Qualcomm, Inc.:
2.6% 1/30/23	6,164	6,423
4.3% 5/20/47	8,300	10,173
Texas Instruments, Inc. 4.15% 5/15/48	5,717	6,991
		231,383
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	16,567	16,653
2.4% 2/6/22	23,010	23,433
2.525% 6/1/50	33,263	31,256
2.675% 6/1/60	5,518	5,169
2.7% 2/12/25	14,114	15,103
2.875% 2/6/24	9,580	10,250
3.45% 8/8/36	5,013	5,818
3.625% 12/15/23	21,489	23,302
3.7% 8/8/46	26,418	31,175
3.95% 8/8/56	3,391	4,213
4.1% 2/6/37	9,152	11,327
Oracle Corp.:
1.9% 9/15/21	6,903	6,954
2.5% 5/15/22	7,889	8,071
2.5% 4/1/25	8,860	9,391
2.625% 2/15/23	8,218	8,577
2.65% 7/15/26	7,396	7,919
2.95% 5/15/25	4,109	4,420
2.95% 4/1/30	11,770	12,666
3.25% 11/15/27	14,053	15,524
3.4% 7/8/24	3,883	4,216
3.6% 4/1/50	12,810	13,422
3.85% 7/15/36	8,325	9,517
3.85% 4/1/60	14,890	16,088
4% 7/15/46	8,054	9,035
4% 11/15/47	14,379	15,962
4.125% 5/15/45	2,465	2,807
4.3% 7/8/34	3,184	3,799
5.375% 7/15/40	10,272	13,654
		339,721
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	14,600	14,404
0.7% 2/8/26	11,310	11,174
1.25% 8/20/30	13,550	12,860
2.1% 9/12/22	6,985	7,165
2.15% 2/9/22	4,109	4,184
2.3% 5/11/22	6,575	6,727
2.375% 2/8/41	11,760	11,106
2.4% 1/13/23	24,653	25,599
2.45% 8/4/26	16,928	18,027
2.55% 8/20/60	5,340	4,722
2.65% 5/11/50	4,300	4,043
2.7% 5/13/22	5,464	5,623
2.9% 9/12/27	11,546	12,588
2.95% 9/11/49	21,980	21,800
3% 11/13/27	8,218	9,040
3.2% 5/13/25	8,620	9,433
3.2% 5/11/27	13,457	14,884
3.75% 9/12/47	5,000	5,695
3.75% 11/13/47	5,732	6,517
3.85% 5/4/43	10,683	12,468
4.25% 2/9/47	2,055	2,513
4.375% 5/13/45	3,854	4,786
4.5% 2/23/36	7,609	9,613
4.65% 2/23/46	4,643	5,954
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	8,013	9,237
6.2% 10/15/35 (b)	3,197	4,171
6.35% 10/15/45 (b)	1,545	2,030
HP, Inc.:
2.2% 6/17/25	11,650	12,165
6% 9/15/41	1,233	1,592
		270,120

TOTAL INFORMATION TECHNOLOGY		1,289,486

MATERIALS - 0.6%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	4,950	5,061
2.05% 5/15/30	5,400	5,490
2.7% 5/15/40	4,650	4,664
2.8% 5/15/50	5,530	5,404
DuPont de Nemours, Inc.:
4.205% 11/15/23	11,669	12,790
4.725% 11/15/28	14,089	16,757
5.319% 11/15/38	8,750	11,307
Eastman Chemical Co. 4.65% 10/15/44	2,465	2,982
Ecolab, Inc.:
1.3% 1/30/31	6,575	6,190
2.7% 11/1/26	5,424	5,860
3.95% 12/1/47	8,736	10,183
5.5% 12/8/41	335	452
LYB International Finance BV:
4% 7/15/23	4,622	4,997
4.875% 3/15/44	4,807	5,758
LYB International Finance II BV 3.5% 3/2/27	20,109	22,111
LYB International Finance III LLC:
3.375% 10/1/40	7,620	7,768
3.625% 4/1/51	7,620	7,713
LyondellBasell Industries NV 4.625% 2/26/55	3,073	3,562
Nutrien Ltd.:
4% 12/15/26	9,368	10,652
4.2% 4/1/29	4,251	4,936
5% 4/1/49	7,399	9,585
5.25% 1/15/45	2,876	3,751
5.625% 12/1/40	1,479	1,966
Praxair, Inc.:
2.2% 8/15/22	1,644	1,682
2.45% 2/15/22	3,821	3,880
3.2% 1/30/26	5,210	5,740
3.55% 11/7/42	1,644	1,853
Sherwin-Williams Co.:
2.75% 6/1/22	190	195
3.45% 6/1/27	18,217	20,070
3.8% 8/15/49	3,020	3,333
4.5% 6/1/47	7,010	8,478
The Dow Chemical Co.:
2.1% 11/15/30	7,100	7,006
3.15% 5/15/24	5,930	6,350
3.6% 11/15/50	7,300	7,534
3.625% 5/15/26	6,083	6,758
4.375% 11/15/42	4,006	4,689
4.8% 11/30/28	7,026	8,402
4.8% 5/15/49	6,323	7,900
9.4% 5/15/39	2,465	4,284
The Mosaic Co.:
4.05% 11/15/27	4,733	5,363
4.25% 11/15/23	8,947	9,734
5.625% 11/15/43	3,082	3,976
Westlake Chemical Corp. 5% 8/15/46	1,644	1,999
		289,165
Containers & Packaging - 0.0%
International Paper Co.:
3.8% 1/15/26	2,367	2,647
4.4% 8/15/47	7,146	8,636
5.15% 5/15/46	1,488	1,952
		13,235
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	3,698	4,806
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	4,732	4,853
5% 9/30/43	2,465	3,350
Newmont Corp. 5.45% 6/9/44	5,269	7,071
Nucor Corp.:
2.979% 12/15/55 (a)	3,287	3,140
4% 8/1/23	2,465	2,654
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	17,503	19,433
7.125% 7/15/28	1,644	2,270
Southern Copper Corp.:
3.875% 4/23/25	3,016	3,317
5.25% 11/8/42	4,746	5,882
Vale SA 5.625% 9/11/42	5,424	6,740
		63,516

TOTAL MATERIALS		365,916

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	7,625	7,429
3% 5/18/51	5,775	5,519
4.85% 4/15/49	9,470	12,084
American Tower Corp.:
1.3% 9/15/25	7,470	7,510
2.1% 6/15/30	12,610	12,366
3.1% 6/15/50	4,610	4,363
3.55% 7/15/27	7,026	7,747
3.7% 10/15/49	5,000	5,246
Boston Properties, Inc.:
2.75% 10/1/26	5,753	6,160
3.125% 9/1/23	1,561	1,650
3.25% 1/30/31	15,700	16,655
Crown Castle International Corp.:
1.35% 7/15/25	22,201	22,338
2.25% 1/15/31	5,970	5,864
3.25% 1/15/51	5,400	5,174
Duke Realty LP:
1.75% 2/1/31	24,190	23,453
3.625% 4/15/23	2,260	2,386
3.75% 12/1/24	4,725	5,205
ERP Operating LP:
3% 4/15/23	1,540	1,618
3.25% 8/1/27	10,670	11,725
4.625% 12/15/21	4,684	4,791
Healthpeak Properties, Inc.:
3% 1/15/30	10,280	10,917
3.4% 2/1/25	6,575	7,126
Kimco Realty Corp.:
1.9% 3/1/28	8,500	8,497
3.8% 4/1/27	3,287	3,671
4.125% 12/1/46	8,218	9,059
4.45% 9/1/47	4,256	4,900
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,575	7,098
4.5% 1/15/25	6,582	7,171
4.5% 4/1/27	7,807	8,655
Prologis LP:
1.625% 3/15/31	9,750	9,421
2.125% 4/15/27	9,830	10,223
3.25% 10/1/26	3,829	4,246
Simon Property Group LP:
2.2% 2/1/31	21,900	21,403
2.625% 6/15/22	6,516	6,673
3.25% 9/13/49	9,580	9,197
3.375% 12/1/27	16,398	18,035
UDR, Inc. 2.1% 6/15/33	13,375	12,955
Ventas Realty LP:
3.125% 6/15/23	5,189	5,454
3.25% 10/15/26	2,876	3,112
3.5% 2/1/25	3,287	3,569
3.85% 4/1/27	7,807	8,716
4% 3/1/28	17,796	20,054
4.125% 1/15/26	1,192	1,349
4.375% 2/1/45	2,465	2,662
4.875% 4/15/49	2,340	2,752
Weingarten Realty Investors 3.5% 4/15/23	3,123	3,283
Welltower, Inc.:
3.75% 3/15/23	7,117	7,533
4.95% 9/1/48	8,218	10,123
		397,137
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,123	3,276
CBRE Group, Inc. 4.875% 3/1/26	4,684	5,453
Digital Realty Trust LP 3.7% 8/15/27	6,575	7,392
Mack-Cali Realty LP:
3.15% 5/15/23	3,863	3,904
4.5% 4/18/22	3,459	3,529
Tanger Properties LP:
3.75% 12/1/24	5,342	5,720
3.875% 7/15/27	5,095	5,395
		34,669

TOTAL REAL ESTATE		431,806

UTILITIES - 2.0%
Electric Utilities - 1.4%
AEP Texas, Inc. 3.8% 10/1/47	3,500	3,853
Alabama Power Co.:
1.45% 9/15/30	15,000	14,332
3.7% 12/1/47	4,841	5,427
3.75% 3/1/45	822	918
4.15% 8/15/44	3,821	4,476
4.3% 7/15/48	4,832	5,920
5.2% 6/1/41	3,164	4,107
AmerenUE 3.9% 9/15/42	3,041	3,470
American Electric Power Co., Inc.:
2.95% 12/15/22	3,287	3,415
3.25% 3/1/50	2,580	2,506
4.3% 12/1/28	14,373	16,601
Appalachian Power Co.:
4.45% 6/1/45	4,931	5,866
4.5% 3/1/49	7,510	9,079
Baltimore Gas & Electric Co.:
2.9% 6/15/50	6,580	6,352
3.35% 7/1/23	2,342	2,485
3.5% 8/15/46	2,055	2,198
CenterPoint Energy Houston Electric LLC:
3.55% 8/1/42	1,561	1,732
4.25% 2/1/49	2,139	2,609
Cincinnati Gas & Electric Co. 4.3% 2/1/49	22,306	26,776
Cleco Corporate Holdings LLC 3.743% 5/1/26	4,651	5,118
Commonwealth Edison Co.:
3.1% 11/1/24	8,218	8,857
3.2% 11/15/49	14,000	14,478
3.4% 9/1/21	822	828
3.65% 6/15/46	2,350	2,611
3.7% 3/1/45	2,547	2,830
3.75% 8/15/47	5,054	5,704
4% 3/1/48	5,613	6,523
4% 3/1/49	4,926	5,803
DTE Electric Co.:
2.65% 6/15/22	6,575	6,728
3.95% 3/1/49	3,000	3,577
Duke Energy Carolinas LLC:
2.95% 12/1/26	4,931	5,384
3.2% 8/15/49	6,564	6,768
3.75% 6/1/45	1,644	1,828
3.875% 3/15/46	3,204	3,649
4% 9/30/42	3,082	3,572
Duke Energy Corp.:
1.8% 9/1/21	12,705	12,784
2.45% 6/1/30	5,400	5,493
2.65% 9/1/26	10,971	11,657
3.75% 4/15/24	4,931	5,359
3.75% 9/1/46	7,503	7,968
3.95% 10/15/23	2,008	2,170
4.2% 6/15/49	7,780	8,746
4.8% 12/15/45	2,292	2,790
Duke Energy Florida LLC 3.4% 10/1/46	2,055	2,172
Duke Energy Progress LLC:
2.8% 5/15/22	3,574	3,659
4.15% 12/1/44	1,479	1,750
4.375% 3/30/44	1,644	1,989
Edison International 2.95% 3/15/23	6,730	6,987
Entergy Corp.:
0.9% 9/15/25	13,900	13,682
2.95% 9/1/26	3,863	4,144
3.75% 6/15/50	3,400	3,566
4% 7/15/22	5,457	5,688
Entergy Louisiana LLC 4.2% 9/1/48	2,613	3,127
Entergy, Inc.:
3.55% 9/30/49	3,322	3,506
4% 3/30/29	14,525	16,570
Eversource Energy:
2.9% 10/1/24	7,026	7,536
3.35% 3/15/26	5,432	5,953
3.45% 1/15/50	3,670	3,901
Exelon Corp.:
3.95% 6/15/25	16,151	17,927
5.1% 6/15/45	904	1,146
FirstEnergy Corp.:
1.6% 1/15/26	10,314	10,134
2.25% 9/1/30	11,100	10,431
3.4% 3/1/50	3,000	2,730
4.4% 7/15/27 (b)	6,985	7,669
5.35% 7/15/47 (b)	3,861	4,595
Florida Power & Light Co.:
3.125% 12/1/25	4,191	4,563
3.15% 10/1/49	5,748	6,035
3.25% 6/1/24	3,883	4,169
4.05% 10/1/44	4,453	5,254
4.125% 6/1/48	10,108	12,289
Indiana Michigan Power Co. 3.2% 3/15/23	2,280	2,390
Interstate Power and Light Co. 2.3% 6/1/30	11,432	11,690
Northern States Power Co.:
2.6% 6/1/51	10,800	10,123
2.9% 3/1/50	9,810	9,833
3.4% 8/15/42	1,644	1,796
4.125% 5/15/44	3,698	4,455
NSTAR Electric Co. 3.2% 5/15/27	6,286	6,964
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	26,307	25,824
3.1% 9/15/49	15,729	16,145
3.8% 9/30/47	8,000	9,105
Pacific Gas & Electric Co.:
3.15% 1/1/26	12,000	12,748
3.45% 7/1/25	5,000	5,372
3.5% 6/15/25	10,000	10,722
4.55% 7/1/30	10,000	11,155
4.75% 2/15/44	1,000	1,065
PacifiCorp:
3.6% 4/1/24	3,287	3,566
4.125% 1/15/49	11,061	12,939
4.15% 2/15/50	3,000	3,555
6% 1/15/39	5,089	7,113
Potomac Electric Power Co. 6.5% 11/15/37	3,128	4,528
PPL Capital Funding, Inc.:
3.1% 5/15/26	6,575	7,130
3.4% 6/1/23	2,199	2,326
4.2% 6/15/22	1,644	1,709
4.7% 6/1/43	1,479	1,744
PPL Electric Utilities Corp.:
3% 10/1/49	10,921	10,751
4.15% 10/1/45	2,876	3,346
Progress Energy, Inc. 6% 12/1/39	4,274	5,790
Public Service Co. of Colorado:
2.9% 5/15/25	9,039	9,627
3.8% 6/15/47	3,805	4,348
Public Service Electric & Gas Co.:
2.45% 1/15/30	8,350	8,782
3.15% 1/1/50	9,450	9,824
3.65% 9/1/42	2,321	2,604
4% 6/1/44	4,109	4,701
Puget Sound Energy, Inc. 4.3% 5/20/45	5,268	6,331
Southern California Edison Co.:
2.25% 6/1/30	7,446	7,478
2.95% 2/1/51	16,500	15,116
4% 4/1/47	8,218	8,894
Southern Co.:
2.35% 7/1/21	5,424	5,451
3.25% 7/1/26	9,039	9,832
4.4% 7/1/46	6,015	6,920
Tampa Electric Co.:
4.45% 6/15/49	9,627	11,851
6.15% 5/15/37	5,144	7,115
Virginia Electric & Power Co.:
3.1% 5/15/25	3,287	3,536
3.3% 12/1/49	6,000	6,288
3.45% 2/15/24	2,260	2,432
3.8% 4/1/28	12,253	13,875
3.8% 9/15/47	6,747	7,721
4.2% 5/15/45	8,672	10,316
4.45% 2/15/44	2,260	2,772
4.6% 12/1/48	5,818	7,400
6% 5/15/37	1,644	2,290
Wisconsin Electric Power Co. 4.25% 6/1/44	3,863	4,445
Xcel Energy, Inc. 3.35% 12/1/26	2,465	2,721
		821,073
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	9,120	9,668
3.9% 11/15/49	10,000	10,645
Southern California Gas Co. 2.6% 6/15/26	10,872	11,607
Southern Co. Gas Capital Corp. 3.95% 10/1/46	11,111	12,101
		44,021
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.7% 6/15/21	7,117	7,150
4.75% 6/15/46	4,281	5,006
		12,156
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	6,200	7,813
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	8,218	9,107
3.7% 7/15/30 (a)	8,229	9,346
3.8% 7/15/48	8,218	9,136
4.25% 10/15/50 (a)	7,096	8,439
4.5% 2/1/45	5,464	6,535
5.15% 11/15/43	6,356	8,291
CenterPoint Energy, Inc.:
2.5% 9/1/22	12,210	12,579
3.7% 9/1/49	5,000	5,297
CMS Energy Corp. 4.875% 3/1/44	4,109	5,063
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	2,350	2,581
4.45% 3/15/44	6,575	7,805
4.5% 5/15/58	7,790	9,462
4.65% 12/1/48	8,604	10,664
5.5% 12/1/39	2,055	2,730
Consolidated Edison, Inc. 2% 5/15/21	4,536	4,545
Consumers Energy Co. 3.5% 8/1/51	3,000	3,337
Delmarva Power & Light Co. 4% 6/1/42	3,287	3,647
Dominion Energy, Inc.:
3.375% 4/1/30	18,940	20,700
3.9% 10/1/25	10,601	11,830
4.9% 8/1/41	1,644	2,056
DTE Energy Co.:
2.85% 10/1/26	4,931	5,294
3.8% 3/15/27	11,102	12,550
NiSource, Inc.:
0.95% 8/15/25	11,200	11,071
1.7% 2/15/31	13,300	12,678
3.49% 5/15/27	6,286	6,951
3.95% 3/30/48	8,218	9,054
4.375% 5/15/47	3,928	4,566
4.8% 2/15/44	4,520	5,519
Puget Energy, Inc.:
3.65% 5/15/25	6,632	7,231
4.1% 6/15/30	11,800	13,177
San Diego Gas & Electric Co. 4.5% 8/15/40	822	992
Sempra Energy:
2.875% 10/1/22	2,465	2,543
2.9% 2/1/23	2,441	2,550
3.25% 6/15/27	5,013	5,516
3.8% 2/1/38	6,970	7,704
4% 2/1/48	18,112	20,019
4.05% 12/1/23	4,109	4,464
6% 10/15/39	822	1,106
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(d)	3,475	3,204
		297,152

TOTAL UTILITIES		1,174,402

TOTAL NONCONVERTIBLE BONDS
(Cost $13,962,223)		14,990,491

U.S. Government and Government Agency Obligations - 42.0%
U.S. Government Agency Obligations - 1.3%
Fannie Mae:
0.375% 8/25/25	$29,402	$29,040
0.5% 6/17/25	33,060	32,932
0.625% 4/22/25	35,077	35,155
0.75% 10/8/27	17,425	16,999
0.875% 8/5/30	41,779	39,426
1.25% 8/17/21	24,908	25,045
1.625% 10/15/24	18,450	19,258
1.75% 7/2/24	23,719	24,808
1.875% 4/5/22	26,500	27,011
1.875% 9/24/26	10,971	11,560
2% 10/5/22	30,299	31,207
2.125% 4/24/26	3,287	3,510
2.375% 1/19/23	24,595	25,633
2.625% 9/6/24	3,287	3,544
2.875% 9/12/23	6,327	6,743
6.625% 11/15/30	10,000	14,615
Federal Home Loan Bank:
0.375% 9/4/25	7,415	7,336
0.5% 4/14/25	45,945	45,839
1.125% 7/14/21	10,905	10,948
1.5% 8/15/24	4,070	4,223
1.875% 11/29/21	15,755	15,965
2% 9/9/22	31,225	32,109
2.5% 2/13/24	4,090	4,356
3% 10/12/21	8,015	8,158
3.25% 11/16/28	19,480	22,352
5.5% 7/15/36	1,230	1,835
Freddie Mac:
0.25% 8/24/23	17,300	17,323
0.25% 12/4/23	43,813	43,754
0.375% 7/21/25	21,696	21,472
0.375% 9/23/25	24,513	24,165
2.375% 1/13/22	10,683	10,893
2.75% 6/19/23	19,899	21,068
6.25% 7/15/32	6,327	9,427
6.75% 3/15/31	21,366	31,740
Tennessee Valley Authority:
0.75% 5/15/25	28,340	28,371
5.25% 9/15/39	16,435	23,478
5.375% 4/1/56	4,434	7,038

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		738,336

U.S. Treasury Obligations - 40.7%
U.S. Treasury Bonds:
1.125% 5/15/40	358,540	308,008
1.125% 8/15/40	205,752	175,982
1.25% 5/15/50	120,328	97,174
1.375% 11/15/40	190,369	170,261
1.375% 8/15/50	100,603	83,988
1.625% 11/15/50	170,932	151,996
1.875% 2/15/51	69,168	65,493
2% 2/15/50	18,197	17,726
2.25% 8/15/46	52,585	54,025
2.25% 8/15/49	58,614	60,300
2.375% 11/15/49	193,269	204,246
2.5% 2/15/45	146,532	157,643
2.5% 2/15/46	164,098	176,598
2.5% 5/15/46	114,170	122,808
2.75% 11/15/42	1,103	1,241
2.75% 8/15/47	81,353	92,028
2.75% 11/15/47	28,613	32,372
2.875% 5/15/43	92,428	106,223
2.875% 8/15/45	95,790	110,173
2.875% 11/15/46	101,020	116,539
3% 11/15/44	79,671	93,383
3% 5/15/45	183,190	215,134
3% 11/15/45 (e)	16,876	19,839
3% 2/15/47	108,431	128,122
3% 5/15/47	38,686	45,748
3% 2/15/48	37,708	44,710
3% 2/15/49	9,368	11,153
3.125% 2/15/43	64,871	77,475
3.125% 8/15/44	101,180	120,985
3.125% 5/15/48	10,632	12,893
3.375% 5/15/44	152,619	189,635
3.375% 11/15/48	19,591	24,889
3.625% 8/15/43	67,582	87,007
3.625% 2/15/44	42,956	55,380
3.75% 11/15/43	47,297	62,026
3.875% 8/15/40	55,027	72,525
4.25% 5/15/39	6,605	9,056
4.25% 11/15/40	667	921
4.375% 2/15/38	21,678	29,912
4.375% 11/15/39	82	115
4.375% 5/15/40	6,574	9,200
4.375% 5/15/41	24,139	33,977
4.5% 2/15/36 (e)	20,970	28,825
4.5% 5/15/38	49,398	69,162
4.5% 8/15/39	19,503	27,554
4.625% 2/15/40	17,668	25,429
4.75% 2/15/37	66,242	94,192
4.75% 2/15/41	9,929	14,600
5% 5/15/37	107,383	156,868
5.375% 2/15/31	43,940	60,560
6.25% 5/15/30	50,255	72,067
U.S. Treasury Notes:
0.125% 4/30/22	64,020	64,030
0.125% 5/31/22	86,522	86,536
0.125% 6/30/22	199,422	199,492
0.125% 7/31/22	693,902	693,983
0.125% 8/31/22	144,894	144,900
0.125% 9/30/22	389,708	389,738
0.125% 10/31/22	444,007	444,007
0.125% 11/30/22	566,359	566,359
0.125% 12/31/22	451,457	451,439
0.125% 1/31/23	373,955	373,911
0.25% 5/31/25	285,934	282,081
0.25% 6/30/25	312,763	308,218
0.25% 7/31/25	316,911	312,021
0.25% 9/30/25	180,643	177,425
0.25% 10/31/25	188,150	184,615
0.375% 11/30/25	364,697	359,526
0.375% 12/31/25	250,657	246,838
0.375% 1/31/26	72,213	71,040
0.375% 7/31/27	260,622	250,207
0.375% 9/30/27	87,079	83,314
0.5% 3/31/25	445,287	444,817
0.5% 10/31/27	366,804	353,378
0.625% 11/30/27	38,449	37,302
0.625% 12/31/27	158,815	153,902
0.625% 5/15/30	520,218	487,278
0.625% 8/15/30	237,326	221,566
0.875% 11/15/30 (e)	285,208	271,928
1.125% 2/28/22	18,404	18,595
1.125% 2/28/27	168,691	170,556
1.25% 7/31/23	61,057	62,617
1.25% 8/31/24	75,639	77,899
1.375% 1/31/22	76,941	77,861
1.375% 10/15/22	28,344	28,914
1.375% 6/30/23	53,472	54,947
1.375% 8/31/23	6,520	6,711
1.375% 9/30/23	35,710	36,782
1.375% 1/31/25	461,383	477,153
1.375% 8/31/26	48,197	49,598
1.5% 1/31/22	3,591	3,638
1.5% 8/15/22	27,304	27,853
1.5% 1/15/23	11,120	11,404
1.5% 2/28/23	12,368	12,704
1.5% 3/31/23	74,764	76,858
1.5% 9/30/24	200,647	208,422
1.5% 10/31/24	228,411	237,271
1.5% 11/30/24	97,696	101,493
1.5% 8/15/26	217,512	225,269
1.5% 1/31/27	86,404	89,310
1.5% 2/15/30	748,978	760,330
1.625% 12/31/21	34,781	35,231
1.625% 8/31/22	77,394	79,132
1.625% 11/15/22	206,208	211,468
1.625% 4/30/23	38,943	40,171
1.625% 5/31/23	42,756	44,143
1.625% 10/31/23	77,386	80,263
1.625% 2/15/26	41,318	43,163
1.625% 5/15/26	4,610	4,812
1.625% 11/30/26	47,365	49,317
1.625% 8/15/29 (e)	43,137	44,389
1.75% 3/31/22	96,146	97,855
1.75% 5/31/22	65,215	66,558
1.75% 6/15/22	86,678	88,513
1.75% 6/30/22	22,434	22,926
1.75% 7/15/22	61,392	62,764
1.75% 9/30/22	23,659	24,265
1.75% 1/31/23	21,070	21,722
1.75% 6/30/24	55,355	57,917
1.75% 7/31/24	185,784	194,493
1.75% 12/31/24	370,812	388,831
1.75% 12/31/26	60,299	63,217
1.75% 11/15/29	15,116	15,697
1.875% 1/31/22	45,082	45,823
1.875% 3/31/22	1	1
1.875% 4/30/22	100,099	102,167
1.875% 5/31/22	13,177	13,469
1.875% 7/31/22	115,006	117,850
1.875% 8/31/22	57,252	58,748
1.875% 9/30/22	64,919	66,717
1.875% 10/31/22	22,516	23,168
1.875% 6/30/26	27,426	28,973
2% 12/31/21	2,806	2,851
2% 7/31/22	39,494	40,542
2% 11/30/22	121,629	125,592
2% 4/30/24	48,065	50,622
2% 5/31/24	81,133	85,503
2% 6/30/24	80,393	84,793
2% 2/15/25	2,987	3,163
2% 8/15/25	29,699	31,527
2% 11/15/26	38,758	41,170
2.125% 12/31/21	13,107	13,331
2.125% 5/15/22	32,876	33,677
2.125% 6/30/22	33,503	34,397
2.125% 12/31/22	113,855	117,996
2.125% 11/30/23	95,579	100,526
2.125% 2/29/24	43,241	45,613
2.125% 3/31/24	337,874	356,787
2.125% 7/31/24	10,259	10,870
2.125% 9/30/24	73,836	78,358
2.125% 11/30/24	45,312	48,130
2.125% 5/15/25	47,954	51,114
2.25% 4/15/22	29,591	30,303
2.25% 12/31/23	2,408	2,543
2.25% 1/31/24	62,471	66,067
2.25% 4/30/24	215,092	228,183
2.25% 10/31/24	110,059	117,406
2.25% 11/15/24	70,614	75,328
2.25% 12/31/24	64,402	68,764
2.25% 11/15/25	87,313	93,735
2.25% 2/15/27	188,386	202,905
2.25% 8/15/27	611,495	658,695
2.25% 11/15/27	249,265	268,408
2.375% 3/15/22	21,521	22,028
2.375% 1/31/23	34,687	36,176
2.375% 2/29/24	99,996	106,242
2.375% 8/15/24	13,227	14,136
2.375% 5/15/29	47,853	52,075
2.5% 1/15/22	68,877	70,330
2.5% 2/15/22	9,593	9,815
2.5% 3/31/23	31,095	32,618
2.5% 8/15/23	79,851	84,361
2.5% 1/31/24	102,699	109,350
2.5% 5/15/24	78,479	83,981
2.5% 1/31/25	122,879	132,513
2.5% 2/28/26	74,840	81,412
2.625% 12/15/21	9,118	9,302
2.625% 6/30/23	316,993	335,109
2.625% 12/31/23	25,383	27,080
2.625% 3/31/25	13,181	14,300
2.625% 12/31/25	110,580	120,804
2.625% 1/31/26	40,163	43,909
2.625% 2/15/29	58,684	64,960
2.75% 4/30/23	51,399	54,270
2.75% 5/31/23	187,746	198,600
2.75% 8/31/23	150,219	159,755
2.75% 11/15/23	59,020	63,027
2.75% 2/15/24	111,439	119,567
2.75% 2/28/25	17,306	18,852
2.75% 6/30/25	16,978	18,555
2.75% 2/15/28	106,183	117,937
2.875% 9/30/23	224,937	240,348
2.875% 10/31/23	156,060	167,039
2.875% 11/30/23	62,529	67,040
2.875% 4/30/25	55,513	60,845
2.875% 5/31/25	99,228	108,895
2.875% 5/15/28	144,444	161,918
2.875% 8/15/28	236,234	265,201
3% 10/31/25	23,647	26,206
3.125% 11/15/28	20,556	23,480

TOTAL U.S. TREASURY OBLIGATIONS		23,358,900

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $23,537,343)		24,097,236

U.S. Government Agency - Mortgage Securities - 27.5%
Fannie Mae - 11.2%
12 month U.S. LIBOR + 1.510% 2.143% 11/1/34 (b)(d)	2,095	2,188
12 month U.S. LIBOR + 1.640% 3.519% 4/1/41 (b)(d)	564	591
12 month U.S. LIBOR + 1.880% 2.584% 11/1/34 (b)(d)	185	194
2% 5/1/30 to 2/1/51	1,210,527	1,234,499
2.5% 7/1/26 to 3/1/51	770,864	803,258
3% 8/1/21 to 7/1/50 (f)	1,604,888	1,701,694
3.5% 5/1/21 to 7/1/50	1,078,918	1,156,292
4% 1/1/25 to 6/1/50	876,510	949,678
4% 11/1/41	12	13
4.5% to 4.5% 7/1/22 to 10/1/50	332,737	364,570
5% 10/1/21 to 12/1/49	123,075	137,911
5.5% 7/1/23 to 6/1/49	62,950	72,716
6% to 6% 2/1/23 to 7/1/41	16,817	19,836
6.5% 3/1/22 to 6/1/40	6,302	7,463

TOTAL FANNIE MAE		6,450,903

Freddie Mac - 8.7%
12 month U.S. LIBOR + 1.930% 2.737% 9/1/37 (b)(d)	228	241
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.009% 3/1/36 (b)(d)	1,734	1,821
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.374% 12/1/35 (b)(d)	938	991
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.144% 3/1/35 (b)(d)	361	378
2% 3/1/33 to 3/1/51	1,247,117	1,262,535
2% 9/1/35	12,018	12,445
2% 10/1/35	74,265	76,906
2.5% 1/1/22 to 2/1/51	1,294,197	1,345,913
3% 2/1/24 to 6/1/50	806,231	851,697
3% 8/1/47	175	184
3.5% 6/1/21 to 6/1/50	731,349	784,286
3.5% 8/1/47	803	855
3.5% 9/1/47	331	353
3.5% 9/1/47	12,860	13,935
3.5% 10/1/48	303	321
3.5% 11/1/48	220	234
4% 4/1/25 to 5/1/50	330,710	358,878
4.5% 5/1/23 to 7/1/50	174,847	191,122
5% 4/1/23 to 6/1/50	56,851	63,495
5.5% 5/1/23 to 6/1/49	27,628	31,580
6% 4/1/32 to 8/1/37	527	612
6.5% 8/1/36 to 12/1/37	134	159

TOTAL FREDDIE MAC		4,998,941

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 12/1/31	61	64
2.5% 12/1/31	4	5
2.5% 1/1/32	58	61
2.5% 2/1/32	108	114

TOTAL FREDDIE MAC MULTI-FAMILY STRUCTURED PASS-THRU CERTIFICATES		244

Freddie Mc Pool - 0.0%
3% 3/1/40	782	819
Ginnie Mae - 6.4%
3.5% 10/15/40 to 5/20/50	844,921	905,582
4% 1/15/25 to 5/20/50	417,490	452,418
5% 1/20/39 to 4/20/49	73,250	81,987
2% 3/1/51 (c)	52,750	53,569
2% 3/1/51 (c)	86,550	87,894
2% 3/1/51 (c)	122,500	124,403
2% 3/1/51 (c)	91,200	92,616
2.5% 10/20/42 to 2/20/51	602,398	625,544
2.5% 3/1/51 (c)	36,400	37,800
3% 4/15/42 to 6/20/50	929,929	977,595
3% 3/1/51 (c)	6,500	6,772
3% 3/1/51 (c)	5,200	5,417
3% 3/1/51 (c)	4,650	4,844
4% 2/1/51 (c)	1,000	1,067
4.5% to 4.5% 3/20/33 to 4/20/50	192,732	211,027
5.5% 10/20/32 to 6/20/49	14,031	16,057
6% to 6% 5/20/34 to 12/15/40	4,724	5,516
6.5% 8/20/36 to 1/15/39	868	1,027

TOTAL GINNIE MAE		3,691,135

Uniform Mortgage Backed Securities - 1.2%
2% 3/1/36 (c)	75,100	77,749
2% 3/1/51 (c)	188,300	190,093
2% 3/1/51 (c)	186,100	187,872
2.5% 3/1/36 (c)	25,100	26,262
2.5% 3/1/51 (c)	65,600	68,024
3% 3/1/51 (c)	7,300	7,644
3% 3/1/51 (c)	9,050	9,477
3% 3/1/51 (c)	5,425	5,681
3% 3/1/51 (c)	4,950	5,183
3% 4/1/51 (c)	5,800	6,074
3% 4/1/51 (c)	3,900	4,084
3% 4/1/51 (c)	6,200	6,493
3.5% 3/1/51 (c)	950	1,008
3.5% 3/1/51 (c)	21,900	23,233
3.5% 3/1/51 (c)	20,075	21,297
3.5% 3/1/51 (c)	8,200	8,699
4% 3/1/51 (c)	5,500	5,907
4.5% 3/1/51 (c)	600	653

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		655,433

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $15,548,563)		15,797,475

Asset-Backed Securities - 0.4%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$8,480	$8,908
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	4,349	4,414
Series 2021-1 Class A3, 0.34% 12/15/25	28,930	28,883
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	7,663	7,889
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	3,841	4,158
Series 2018-A6 Class A6, 3.21% 12/7/24	7,807	8,221
Series 2018-A7 Class A7, 3.96% 10/13/30	13,250	15,623
2.19% 11/20/23	4,667	4,735
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	1,544	1,642
Series 2018-A1 Class A1, 3.03% 8/15/25	15,778	16,630
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	28,930	28,926
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	15,654	16,528
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	22,077	22,089
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	28,930	28,921
TOTAL ASSET-BACKED SECURITIES
(Cost $195,036)		197,567

Commercial Mortgage Securities - 2.0%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	19,758	21,379
Series 2020-BN25 Class A5, 2.649% 1/15/63	13,860	14,533
Series 2020-BN28 Class A4, 1.844% 3/15/63	34,420	33,685
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	14,050	13,794
Series 2019-B12 Class A5, 3.1156% 8/15/52	21,765	23,544
Series 2019-B9 Class A5, 4.0156% 3/15/52	19,271	22,027
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	24,758	26,941
Series 2015-GC29 Class A4, 3.192% 4/10/48	9,350	10,085
Series 2015-P1 Class A5, 3.717% 9/15/48	4,820	5,330
Series 2016-C1 Class A4, 3.209% 5/10/49	15,252	16,587
Series 2016-P4:
Class A4, 2.902% 7/10/49	17,668	18,940
Class AAB, 2.779% 7/10/49	10,149	10,686
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	26,333	28,429
Series 2013-CR7 Class A4, 3.213% 3/10/46	9,507	9,978
Series 2014-LC15 Class A4, 4.006% 4/10/47	8,801	9,585
Series 2013-CR6 Class A4, 3.101% 3/10/46	15,421	15,955
Series 2015-CR22 Class A5, 3.309% 3/10/48	15,963	17,293
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	10,325	11,346
Series 2019-C17:
Class A4, 2.7628% 9/15/52	15,495	16,168
Class A5, 3.0161% 9/15/52	15,495	16,594
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	61,560	64,797
Series 2020-K116 Class A2, 1.378% 7/25/30	52,330	51,116
Series 2020-K117 Class A2, 1.406% 8/25/30	26,700	26,123
Series 2020-K118 Class A2, 1.493% 9/25/30	12,680	12,494
Series 2020-K121 Class A2, 1.547% 10/25/30	17,800	17,663
Series 2021-K125 Class A2, 1.846% 1/25/31	6,900	7,002
Series K034 Class A2, 3.531% 7/25/23	7,396	7,909
Series K057 Class A2, 2.57% 7/25/26	13,112	14,134
Series K080 Class A2, 3.926% 7/25/28	13,633	15,966
Series 2017-K727 Class A2, 2.946% 7/25/24	21,990	23,509
Series 2021-K123 Class A2, 1.621% 12/25/30	23,430	23,306
Series K-1510 Class A2, 3.718% 1/25/31	12,204	14,132
Series K020 Class A2, 2.373% 5/25/22	8,546	8,697
Series K036 Class A2, 3.527% 10/25/23	7,375	7,926
Series K046 Class A2, 3.205% 3/25/25	27,365	29,936
Series K047 Class A2, 3.329% 5/25/25	3,172	3,490
Series K053 Class A2, 2.995% 12/25/25	5,844	6,389
Series K056 Class A2, 2.525% 5/25/26	17,052	18,316
Series K062 Class A1, 3.032% 9/25/26	15,464	16,573
Series K064 Class A2, 3.224% 3/25/27	14,175	15,806
Series K068 Class A2, 3.244% 8/25/27	19,564	21,876
Series K079 Class A2, 3.926% 6/25/28	6,394	7,452
Series K094 Class A2, 2.903% 6/25/29	42,266	46,585
Series K730 Class A2, 3.59% 1/25/25	31,786	34,950
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	6,090	6,258
Series 2014-GC26 Class A4, 3.364% 11/10/47	20,255	21,608
Series 2020-GC45 Class A5, 2.9106% 2/13/53	37,340	39,823
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	16,444	17,435
Series 2014-C21 Class A5, 3.7748% 8/15/47	27,734	30,256
Series 2014-C23 Class A5, 3.9342% 9/15/47	7,848	8,608
Series 2014-C24 Class A5, 3.6385% 11/15/47	21,419	23,314
Series 2015-C29 Class A4, 3.6108% 5/15/48	7,396	8,115
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	14,521	15,297
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	13,686	14,103
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	6,252	6,679
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1519% 8/15/46 (b)	15,525	16,543
Series 2015-C27 Class ASB, 3.557% 12/15/47	3,679	3,899
Series 2016-C28 Class ASB, 3.288% 1/15/49	7,458	7,835
Series 2015-C20 Class A4, 3.249% 2/15/48	12,100	13,092
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	14,620	15,337
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	26,608	28,307
Series 2020-C55 Class A5, 2.725% 2/15/53	13,158	13,812
Series 2018-C48 Class A5, 4.302% 1/15/52	16,065	18,566
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	8,218	8,610
Series 2014-C25 Class A5, 3.631% 11/15/47	11,874	12,972
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,123,109)		1,169,495

Municipal Securities - 0.5%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	7,990	14,220
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$3,880	$6,248
Series 2010 S1, 7.043% 4/1/50	5,830	10,025
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	20,340	34,021
Series 2010, 7.6% 11/1/40	10,660	18,440
Series 2018, 3.5% 4/1/28	10,590	12,004
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	6,305	7,328
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	1,915	2,004
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	13,495	15,076
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	6,245	8,001
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	7,765	13,330
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,095	5,470
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	3,880	4,305
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,301
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	3,863	6,310
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	11,770	12,623
4.131% 6/15/42	11,770	12,754
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	7,415	10,948
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	8,815	11,721
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,065	7,006
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	4,255	5,679
Series 2010 164, 5.647% 11/1/40	4,280	5,948
Series 225, 3.175% 7/15/60	19,000	19,024
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	4,650	5,038
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	5,190	7,064
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	9,296	12,509
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	10,825	11,089
3.256% 5/15/60	11,000	11,564
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	825	1,135
Series 2015 AP, 3.931% 5/15/45	3,075	3,473
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	3,905	4,673
TOTAL MUNICIPAL SECURITIES
(Cost $261,085)		300,331

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province 3.3% 3/15/28	$3,204	$3,593
Banque Centrale de Tunisie 1.416% 8/5/21	6,985	6,884
Canadian Government 2% 11/15/22	3,885	4,007
Chilean Republic:
3.125% 1/21/26	1,000	1,088
3.24% 2/6/28	9,533	10,451
3.25% 9/14/21	7,396	7,514
3.625% 10/30/42	10,743	11,277
3.86% 6/21/47	4,931	5,287
Colombian Republic:
2.625% 3/15/23	6,225	6,377
3.125% 4/15/31	24,380	24,151
3.875% 2/15/61	9,710	8,733
4.5% 1/28/26	12,618	13,923
4.5% 3/15/29	5,333	5,868
5% 6/15/45	9,894	10,652
5.625% 2/26/44	13,375	15,377
6.125% 1/18/41	3,904	4,687
Hungarian Republic:
5.75% 11/22/23	15,530	17,631
7.625% 3/29/41	5,992	9,954
Indonesian Republic:
2.85% 2/14/30	28,800	29,493
3.5% 2/14/50	22,000	21,588
Israeli State:
3.25% 1/17/28	11,825	13,230
3.375% 1/15/50	24,374	24,513
4% 6/30/22	5,753	6,023
Italian Republic:
2.375% 10/17/24	5,000	5,232
2.875% 10/17/29	22,000	22,570
4% 10/17/49	4,800	4,986
6.875% 9/27/23	4,931	5,684
Jordanian Kingdom 3% 6/30/25	2,059	2,235
Manitoba Province:
2.1% 9/6/22	1,561	1,603
2.125% 5/4/22	3,287	3,358
3.05% 5/14/24	1,233	1,334
Ontario Province:
0.625% 1/21/26	2,100	2,061
1.125% 10/7/30	19,710	19,064
2.25% 5/18/22	4,782	4,898
2.3% 6/15/26	11,728	12,619
2.4% 2/8/22	4,281	4,369
2.5% 4/27/26	4,109	4,429
3.05% 1/29/24	9,580	10,327
Panamanian Republic:
3.16% 1/23/30	15,489	16,094
3.75% 3/16/25	3,260	3,539
4% 9/22/24	4,118	4,472
4.3% 4/29/53	4,663	5,042
4.5% 4/16/50	5,588	6,203
4.5% 4/1/56	16,400	18,035
Peruvian Republic:
1.862% 12/1/32	13,740	12,774
2.392% 1/23/26	4,000	4,155
2.78% 12/1/60	3,400	2,834
2.844% 6/20/30	13,427	13,872
4.125% 8/25/27	11,881	13,459
5.625% 11/18/50	5,875	8,040
6.55% 3/14/37	2,527	3,499
7.35% 7/21/25	4,000	4,999
Philippine Republic:
1.648% 6/10/31	15,000	14,213
2.65% 12/10/45	13,900	12,562
3% 2/1/28	15,613	16,756
3.95% 1/20/40	13,130	14,287
4.2% 1/21/24	4,087	4,488
6.375% 10/23/34	8,526	11,838
Polish Government:
3.25% 4/6/26	5,424	6,068
4% 1/22/24	29,736	32,688
5% 3/23/22	11,915	12,511
Province of British Columbia 2.25% 6/2/26	3,098	3,309
Province of Quebec:
1.5% 2/11/25	23,700	24,205
2.375% 1/31/22	3,123	3,186
2.5% 4/20/26	4,651	5,049
2.75% 8/25/21	16,435	16,644
2.75% 4/12/27	3,904	4,284
2.875% 10/16/24	1,705	1,851
Ukraine Government 1.471% 9/29/21	8,464	8,516
United Mexican States:
3.25% 4/16/30	10,971	11,129
3.75% 1/11/28	7,396	7,995
4% 10/2/23	15,408	16,742
4.125% 1/21/26	2,745	3,069
4.15% 3/28/27	25,548	28,486
4.35% 1/15/47	11,842	11,794
4.5% 1/31/50	7,600	7,671
4.6% 1/23/46	4,766	4,899
4.6% 2/10/48	14,422	14,746
4.75% 3/8/44	7,970	8,388
5.55% 1/21/45	3,218	3,749
6.05% 1/11/40	3,944	4,813
Uruguay Republic:
4.125% 11/20/45	3,903	4,375
4.375% 10/27/27	1,000	1,137
4.375% 1/23/31	13,021	15,056
4.975% 4/20/55	4,840	5,890
5.1% 6/18/50	4,729	5,835
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $821,005)		832,316

Supranational Obligations - 1.4%
African Development Bank:
1.25% 7/26/21	7,716	7,749
2.375% 9/23/21	2,383	2,412
Asian Development Bank:
0.375% 9/3/25	33,075	32,489
0.5% 2/4/26	18,300	17,982
0.75% 10/8/30	16,000	15,011
1.5% 10/18/24	18,500	19,117
1.75% 9/13/22	11,728	12,001
1.875% 2/18/22	1,644	1,670
2% 4/24/26	5,177	5,466
2.125% 11/24/21	3,965	4,020
2.5% 11/2/27	5,505	5,962
2.625% 1/30/24	12,358	13,165
2.625% 1/12/27	5,342	5,833
2.75% 3/17/23	24,073	25,308
2.75% 1/19/28	4,026	4,433
Corporacion Andina de Fomento 4.375% 6/15/22	11,587	12,123
Council of Europe Development Bank 1.625% 3/16/21	3,098	3,100
European Bank for Reconstruction & Development 2.125% 3/7/22	3,854	3,930
European Investment Bank:
0.75% 9/23/30	22,850	21,390
0.875% 5/17/30	5,482	5,199
1.25% 2/14/31	9,917	9,651
1.375% 9/15/21	14,439	14,532
1.375% 5/15/23	20,000	20,505
1.625% 6/15/21	5,753	5,777
1.875% 2/10/25	2,465	2,586
2% 3/15/21	3,920	3,923
2% 12/15/22	11,642	12,016
2.125% 10/15/21	2,334	2,362
2.25% 3/15/22	13,066	13,344
2.25% 8/15/22	1,545	1,591
2.25% 6/24/24	18,585	19,692
2.375% 6/15/22	11,504	11,827
2.375% 5/24/27	3,287	3,549
2.5% 4/15/21	3,821	3,832
2.5% 3/15/23	17,257	18,057
2.5% 10/15/24	4,705	5,035
2.875% 8/15/23	8,702	9,249
3.125% 12/14/23	11,341	12,220
3.25% 1/29/24	1,644	1,781
Inter-American Development Bank:
0.625% 7/15/25	18,195	18,097
1.25% 9/14/21	6,040	6,074
1.75% 4/14/22	1,540	1,567
1.75% 9/14/22	5,054	5,176
1.75% 3/14/25	15,140	15,833
1.875% 3/15/21	3,204	3,206
2% 6/2/26	3,287	3,471
2.125% 1/18/22	5,013	5,098
2.125% 1/15/25	1,504	1,594
2.25% 6/18/29	15,711	16,716
2.375% 7/7/27	5,530	5,937
2.5% 1/18/23	5,719	5,968
2.625% 4/19/21	7,817	7,842
3% 10/4/23	2,938	3,141
4.375% 1/24/44	3,287	4,456
International Bank for Reconstruction & Development:
0.375% 7/28/25	21,500	21,156
0.5% 10/28/25	27,127	26,787
0.75% 8/26/30	13,600	12,688
0.875% 5/14/30	16,633	15,757
1.25% 2/10/31	14,900	14,502
1.375% 5/24/21	4,650	4,662
1.375% 9/20/21	4,297	4,325
1.5% 8/28/24	16,286	16,860
1.625% 3/9/21	4,931	4,932
1.625% 2/10/22	3,204	3,247
1.625% 1/15/25	14,615	15,191
1.75% 4/19/23	5,505	5,684
1.875% 10/7/22	13,970	14,351
1.875% 6/19/23	11,208	11,627
1.875% 10/27/26	3,911	4,101
2% 1/26/22	26,647	27,085
2.25% 6/24/21	13,210	13,296
2.5% 3/19/24	3,123	3,323
2.5% 11/25/24	4,684	5,022
2.5% 7/29/25	3,114	3,353
2.75% 7/23/21	7,930	8,011
7.625% 1/19/23	22,512	25,624
International Finance Corp.:
0.75% 8/27/30	9,070	8,457
1.125% 7/20/21	5,383	5,403
2.875% 7/31/23	3,540	3,758
Nordic Investment Bank 2.125% 2/1/22	3,260	3,317
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $763,273)		776,584

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	2,075	2,978
Citibank NA 3.65% 1/23/24	20,544	22,348
Discover Bank 3.45% 7/27/26	10,477	11,532
PNC Bank NA 2.625% 2/17/22	9,861	10,070
RBS Citizens NA:
2.25% 4/28/25	$10,750	$11,266
2.65% 5/26/22	16,747	17,183
3.75% 2/18/26	11,093	12,464
Truist Bank:
3.3% 5/15/26	6,245	6,842
3.8% 10/30/26	2,573	2,899
U.S. Bank NA, Cincinnati 3.4% 7/24/23	8,218	8,794
Wells Fargo Bank NA 3.55% 8/14/23	20,000	21,532
TOTAL BANK NOTES
(Cost $119,666)		127,908
	Shares	Value (000s)

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.07% (g)	695,714,151	$695,853
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	298,513,852	298,544
TOTAL MONEY MARKET FUNDS
(Cost $994,397)		994,397
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $57,325,700)		59,283,800
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(1,890,093)
NET ASSETS - 100%		$57,393,707

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Uniform Mortgage Backed Securities
3% 3/1/51	$(5,800)	$(6,073)
3% 3/1/51	(3,900)	(4,084)
3% 3/1/51	(6,200)	(6,492)
3.5% 3/1/51	(54,850)	(58,188)
TOTAL TBA SALE COMMITMENTS
(Proceeds $74,913)		$(74,838)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $450,682,000 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $8,872,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$250
Fidelity Securities Lending Cash Central Fund	201
Total	$451

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Corporate Bonds	$14,990,491	$--	$14,990,491	$--
U.S. Government and Government Agency Obligations	24,097,236	--	24,097,236	--
U.S. Government Agency - Mortgage Securities	15,797,475	--	15,797,475	--
Asset-Backed Securities	197,567	--	197,567	--
Commercial Mortgage Securities	1,169,495	--	1,169,495	--
Municipal Securities	300,331	--	300,331	--
Foreign Government and Government Agency Obligations	832,316	--	832,316	--
Supranational Obligations	776,584	--	776,584	--
Bank Notes	127,908	--	127,908	--
Money Market Funds	994,397	994,397	--	--
Total Investments in Securities:	$59,283,800	$994,397	$58,289,403	$--
Other Financial Instruments:
TBA Sale Commitments	$(74,838)	$--	$(74,838)	$--
Total Other Financial Instruments:	$(74,838)	$--	$(74,838)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $293,051) — See accompanying schedule: Unaffiliated issuers (cost $56,331,303)	$58,289,403
Fidelity Central Funds (cost $994,397)	994,397
Total Investment in Securities (cost $57,325,700)		$59,283,800
Receivable for investments sold
Regular delivery		67,555
Delayed delivery		12,569
Receivable for TBA sale commitments		74,913
Receivable for fund shares sold		171,169
Interest receivable		253,334
Distributions receivable from Fidelity Central Funds		84
Other receivables		399
Total assets		59,863,823
Liabilities
Payable to custodian bank	$6
Payable for investments purchased
Regular delivery	859,340
Delayed delivery	1,113,927
TBA sale commitments, at value	74,838
Payable for fund shares redeemed	117,998
Distributions payable	3,863
Accrued management fee	1,202
Other payables and accrued expenses	398
Collateral on securities loaned	298,544
Total liabilities		2,470,116
Net Assets		$57,393,707
Net Assets consist of:
Paid in capital		$55,362,467
Total accumulated earnings (loss)		2,031,240
Net Assets		$57,393,707
Net Asset Value, offering price and redemption price per share ($57,393,707 ÷ 4,731,010 shares)		$12.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$524,487
Income from Fidelity Central Funds (including $201 from security lending)		451
Total income		524,938
Expenses
Management fee	$6,972
Independent trustees' fees and expenses	86
Total expenses before reductions	7,058
Expense reductions	(1)
Total expenses after reductions		7,057
Net investment income (loss)		517,881
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	182,907
Fidelity Central Funds	(45)
Total net realized gain (loss)		182,862
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,624,633)
Fidelity Central Funds	(2)
Delayed delivery commitments	80
Total change in net unrealized appreciation (depreciation)		(1,624,555)
Net gain (loss)		(1,441,693)
Net increase (decrease) in net assets resulting from operations		$(923,812)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$517,881	$1,156,215
Net realized gain (loss)	182,862	571,831
Change in net unrealized appreciation (depreciation)	(1,624,555)	1,383,294
Net increase (decrease) in net assets resulting from operations	(923,812)	3,111,340
Distributions to shareholders	(1,089,541)	(1,114,172)
Share transactions
Proceeds from sales of shares	12,797,791	28,442,378
Reinvestment of distributions	1,036,848	1,016,757
Cost of shares redeemed	(9,953,929)	(20,268,554)
Net increase (decrease) in net assets resulting from share transactions	3,880,710	9,190,581
Total increase (decrease) in net assets	1,867,357	11,187,749
Net Assets
Beginning of period	55,526,350	44,338,601
End of period	$57,393,707	$55,526,350
Other Information
Shares
Sold	1,032,015	2,322,748
Issued in reinvestment of distributions	83,618	82,923
Redeemed	(802,604)	(1,659,222)
Net increase (decrease)	313,029	746,449

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.57	$12.08	$11.26	$11.71	$11.96	$11.59
Income from Investment Operations
Net investment income (loss)A	.114	.291	.328	.302	.291	.295
Net realized and unrealized gain (loss)	(.312)	.481	.813	(.445)	(.250)	.388
Total from investment operations	(.198)	.772	1.141	(.143)	.041	.683
Distributions from net investment income	(.119)	(.282)	(.321)	(.300)	(.288)	(.294)
Distributions from net realized gain	(.123)	–	–	(.007)	(.003)	(.019)
Total distributions	(.242)	(.282)	(.321)	(.307)	(.291)	(.313)
Net asset value, end of period	$12.13	$12.57	$12.08	$11.26	$11.71	$11.96
Total ReturnB,C	(1.60)%	6.48%	10.33%	(1.22)%	.39%	5.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	.03%F	.03%	.03%	.03%	.03%	.05%
Expenses net of fee waivers, if any	.03%F	.03%	.03%	.03%	.03%	.05%
Expenses net of all reductions	.03%F	.03%	.03%	.03%	.03%	.05%
Net investment income (loss)	1.85%F	2.38%	2.87%	2.66%	2.52%	2.55%
Supplemental Data
Net assets, end of period (in millions)	$57,394	$55,526	$44,339	$20,283	$15,180	$9,788
Portfolio turnover rateG	70%F	59%H	35%H	43%	57%	63%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity U.S. Bond Index Fund	$398

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,557,921
Gross unrealized depreciation	(566,416)
Net unrealized appreciation (depreciation)	$1,991,505
Tax cost	$57,292,371

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Bond Index Fund	9,046,149	7,942,120

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .025% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of average net assets. This expense contract will remain in place through October 31, 2021.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 158,717 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $1,900,607. The Fund had a net realized gain of $90,277 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Bond Index Fund	$23	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity U.S. Bond Index Fund	.03%
Actual		$1,000.00	$984.00	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by Fidelity under expense limitation arrangements then in effect for the fund, from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include hypothetical net management fees for periods after 2015.

Fidelity U.S. Bond Index Fund

The Board considered that (i) effective July 1, 2016, the fund's management fee rate was reduced from 0.05% to 0.03%, and (ii) effective August 1, 2017, the fund's management fee rate was further reduced from 0.03% to 0.025%. The Board considered that the chart below reflects the fund's lower management fee rates for 2016 and 2017, as if the lower fee rates were in effect for the entire year.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

UII-UDV-SANN-0421
1.925933.109

Fidelity® Series Investment Grade Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	53.0%
AAA	5.7%
AA	1.5%
A	7.6%
BBB	22.3%
BB and Below	5.9%
Not Rated	2.8%
Short-Term Investments and Net Other Assets	1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	34.3%
U.S. Government and U.S. Government Agency Obligations	53.0%
Asset-Backed Securities	6.2%
CMOs and Other Mortgage Related Securities	3.3%
Municipal Bonds	0.8%
Other Investments	1.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 11.4%

 ** Futures and Swaps - 2.5%

 *** Written options - (1.5)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33 (a)	$8,942,000	$8,638,604
3% 6/30/22	20,000,000	20,613,600
3.8% 12/1/57 (a)	53,998,000	51,336,965
4.3% 2/15/30	15,664,000	17,964,033
4.45% 4/1/24	2,655,000	2,936,222
4.75% 5/15/46	20,994,000	24,161,314
4.9% 6/15/42	3,728,000	4,393,520
5.55% 8/15/41	6,766,000	8,583,709
6.2% 3/15/40	16,798,000	22,479,519
6.3% 1/15/38	40,737,000	54,462,704
Verizon Communications, Inc.:
2.987% 10/30/56 (a)	33,707,000	30,377,995
3% 3/22/27	6,931,000	7,516,829
4.329% 9/21/28	11,520,000	13,405,362
4.5% 8/10/33	17,268,000	20,594,326
4.862% 8/21/46	18,891,000	23,306,424
5.012% 4/15/49	705,000	894,717
		311,665,843
Entertainment - 0.1%
The Walt Disney Co. 2.65% 1/13/31	25,000,000	26,201,008
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	49,397,000	51,687,930
4.908% 7/23/25	28,398,000	32,418,375
5.375% 5/1/47	56,404,000	66,302,671
5.75% 4/1/48	9,412,000	11,603,257
6.484% 10/23/45	26,013,000	34,870,025
Comcast Corp.:
3.9% 3/1/38	5,928,000	6,854,958
4.65% 7/15/42	14,116,000	17,667,759
Discovery Communications LLC:
3.625% 5/15/30	18,602,000	20,460,143
4.65% 5/15/50	50,307,000	58,313,825
Fox Corp.:
3.666% 1/25/22	3,878,000	3,993,757
4.03% 1/25/24	6,818,000	7,454,171
4.709% 1/25/29	9,867,000	11,578,799
5.476% 1/25/39	9,730,000	12,492,825
5.576% 1/25/49	6,456,000	8,498,776
Time Warner Cable LLC:
4% 9/1/21	45,069,000	45,454,771
4.5% 9/15/42	21,984,000	24,236,087
5.5% 9/1/41	15,667,000	19,175,450
5.875% 11/15/40	11,331,000	14,426,133
6.55% 5/1/37	50,619,000	68,876,279
6.75% 6/15/39	13,940,000	19,219,901
7.3% 7/1/38	32,280,000	46,139,191
		581,725,083
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.125% 7/16/22	16,205,000	16,728,422
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	32,520,000	35,821,430
3.875% 4/15/30 (a)	47,090,000	51,771,688
4.375% 4/15/40 (a)	7,013,000	7,896,638
4.5% 4/15/50 (a)	13,777,000	15,311,207
		127,529,385

TOTAL COMMUNICATION SERVICES		1,047,121,319

CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.3%
General Motors Financial Co., Inc.:
3.7% 5/9/23	4,723,000	5,003,350
4.25% 5/15/23	10,018,000	10,748,396
4.375% 9/25/21	44,603,000	45,628,605
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (a)	30,649,000	31,547,128
3.125% 5/12/23 (a)	26,699,000	28,137,729
		121,065,208
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	18,902,000	20,440,239
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	9,188,000	10,264,421
3.6% 7/1/30	10,934,000	12,251,040
4.2% 4/1/50	5,533,000	6,495,435
		29,010,896
Household Durables - 0.0%
Lennar Corp.:
4.75% 11/29/27	2,190,000	2,534,925
5% 6/15/27	2,921,000	3,417,570
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,486,000	2,759,460
4.875% 11/15/25	28,000	31,570
4.875% 3/15/27	8,584,000	9,807,220
5.625% 1/15/24	717,000	806,768
		19,357,513
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	11,320,000	11,702,618
3% 11/19/24	25,757,000	27,598,435
		39,301,053
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	4,077,000	4,806,995
AutoZone, Inc.:
3.625% 4/15/25	6,224,000	6,843,787
4% 4/15/30	28,926,000	32,979,453
Lowe's Companies, Inc. 4.5% 4/15/30	20,756,000	24,691,674
O'Reilly Automotive, Inc. 4.2% 4/1/30	6,418,000	7,406,796
TJX Companies, Inc. 3.75% 4/15/27	23,100,000	26,135,122
		102,863,827

TOTAL CONSUMER DISCRETIONARY		332,038,736

CONSUMER STAPLES - 2.2%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	4,449,000	4,924,087
4.7% 2/1/36	52,011,000	62,690,141
4.9% 2/1/46	67,409,000	80,635,578
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,700,000	17,353,579
4.35% 6/1/40	15,700,000	18,254,693
4.5% 6/1/50	20,000,000	23,062,742
4.6% 6/1/60	15,700,000	18,049,600
4.75% 4/15/58	32,390,000	38,505,653
5.45% 1/23/39	25,203,000	32,404,688
5.55% 1/23/49	57,590,000	74,937,964
5.8% 1/23/59 (Reg. S)	61,052,000	84,236,910
		455,055,635
Food & Staples Retailing - 0.3%
Sysco Corp.:
3.25% 7/15/27	13,314,000	14,635,592
3.3% 2/15/50	16,790,000	16,584,403
5.65% 4/1/25	14,459,000	16,931,754
5.95% 4/1/30	29,689,000	38,036,885
6.6% 4/1/50	27,580,000	40,840,473
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	1,039,000	1,055,330
		128,084,437
Food Products - 0.0%
General Mills, Inc. 2.875% 4/15/30	3,825,000	4,052,213
Tobacco - 0.7%
Altria Group, Inc.:
4.25% 8/9/42	26,130,000	27,262,574
4.5% 5/2/43	17,568,000	18,878,590
4.8% 2/14/29	4,818,000	5,649,880
5.375% 1/31/44	15,947,000	19,294,475
5.95% 2/14/49	6,241,000	7,973,697
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (a)	56,649,000	58,754,580
4.25% 7/21/25 (a)	25,864,000	28,796,056
Reynolds American, Inc.:
4.45% 6/12/25	12,732,000	14,215,270
5.7% 8/15/35	6,607,000	7,960,404
5.85% 8/15/45	50,684,000	60,339,422
6.15% 9/15/43	11,136,000	13,886,703
7.25% 6/15/37	15,680,000	20,769,929
		283,781,580

TOTAL CONSUMER STAPLES		870,973,865

ENERGY - 4.6%
Energy Equipment & Services - 0.0%
DCP Midstream Operating LP 6.75% 9/15/37 (a)	2,991,000	3,364,875
Halliburton Co.:
3.8% 11/15/25	789,000	878,931
4.85% 11/15/35	11,266,000	13,004,415
		17,248,221
Oil, Gas & Consumable Fuels - 4.6%
Canadian Natural Resources Ltd.:
3.45% 11/15/21	1,429,000	1,448,144
5.85% 2/1/35	12,899,000	16,068,839
Cenovus Energy, Inc. 4.25% 4/15/27	34,405,000	37,683,461
Columbia Pipeline Group, Inc. 4.5% 6/1/25	7,777,000	8,799,727
DCP Midstream Operating LP:
3.875% 3/15/23	40,552,000	41,768,560
4.75% 9/30/21 (a)	22,381,000	22,562,846
5.6% 4/1/44	1,458,000	1,512,675
5.85% 5/21/43 (a)(b)	2,410,000	2,138,875
6.45% 11/3/36 (a)	7,882,000	8,812,076
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	16,015,000	17,416,313
Enable Midstream Partners LP 3.9% 5/15/24 (b)	7,783,000	8,325,822
Enbridge Energy Partners LP 4.2% 9/15/21	26,168,000	26,449,703
Enbridge, Inc.:
4% 10/1/23	15,502,000	16,715,881
4.25% 12/1/26	9,000,000	10,257,106
Energy Transfer Partners LP:
3.75% 5/15/30	13,654,000	14,432,719
4.2% 9/15/23	6,601,000	7,109,171
4.25% 3/15/23	5,605,000	5,939,192
4.5% 4/15/24	6,788,000	7,442,484
4.95% 6/15/28	22,521,000	25,671,576
5% 5/15/50	30,525,000	32,320,961
5.25% 4/15/29	11,043,000	12,806,853
5.8% 6/15/38	12,558,000	14,498,097
6% 6/15/48	8,178,000	9,526,617
6.25% 4/15/49	7,585,000	9,070,108
Exxon Mobil Corp. 3.482% 3/19/30	71,930,000	80,378,330
Hess Corp.:
4.3% 4/1/27	5,092,000	5,653,478
5.6% 2/15/41	7,816,000	9,379,872
5.8% 4/1/47	19,267,000	24,080,424
7.125% 3/15/33	5,555,000	7,305,648
7.3% 8/15/31	7,267,000	9,579,092
7.875% 10/1/29	2,497,000	3,331,294
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	9,052,000	9,497,235
5% 10/1/21	14,216,000	14,427,531
6.55% 9/15/40	2,324,000	3,096,185
Kinder Morgan, Inc. 5.55% 6/1/45	13,098,000	16,096,533
Marathon Petroleum Corp. 5.125% 3/1/21	21,582,000	21,582,000
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	13,630,000	13,639,271
4.5% 7/15/23	9,847,000	10,632,716
4.8% 2/15/29	5,907,000	6,912,792
4.875% 12/1/24	15,019,000	16,978,891
5.5% 2/15/49	17,721,000	21,531,576
Occidental Petroleum Corp.:
2.9% 8/15/24	25,222,000	24,545,546
3.2% 8/15/26	3,393,000	3,249,476
3.5% 8/15/29	10,687,000	10,219,657
4.3% 8/15/39	1,558,000	1,382,725
4.4% 8/15/49	1,559,000	1,372,894
5.55% 3/15/26	28,220,000	30,124,850
6.45% 9/15/36	24,570,000	28,009,800
6.6% 3/15/46	53,949,000	60,573,937
7.5% 5/1/31	40,626,000	47,735,550
Ovintiv, Inc. 8.125% 9/15/30	2,868,000	3,810,274
Petrobras Global Finance BV:
5.093% 1/15/30	34,564,000	36,521,187
7.25% 3/17/44	14,821,000	17,061,194
Petroleos Mexicanos:
4.5% 1/23/26	20,014,000	19,693,776
5.95% 1/28/31	5,726,000	5,525,590
6.35% 2/12/48	13,566,000	11,446,313
6.49% 1/23/27	38,273,000	40,043,126
6.5% 3/13/27	37,289,000	38,687,338
6.75% 9/21/47	95,358,000	83,462,090
6.84% 1/23/30	147,293,000	148,029,465
6.95% 1/28/60	19,817,000	17,432,024
7.69% 1/23/50	124,733,000	118,483,877
Phillips 66 Co.:
3.7% 4/6/23	2,495,000	2,656,963
3.85% 4/9/25	3,215,000	3,544,313
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	7,628,000	7,831,596
3.6% 11/1/24	6,687,000	7,157,078
3.65% 6/1/22	27,720,000	28,466,373
3.85% 10/15/23	25,000,000	26,604,896
4.65% 10/15/25	23,040,000	25,549,200
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	10,960,000	11,378,263
Sabine Pass Liquefaction LLC 4.5% 5/15/30	42,700,000	48,839,532
Southwestern Energy Co. 6.45% 1/23/25 (b)	13,262,000	13,925,100
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	7,311,000	8,026,482
The Williams Companies, Inc.:
3.5% 11/15/30	45,511,000	49,436,682
3.7% 1/15/23	18,610,000	19,551,968
3.9% 1/15/25	6,023,000	6,568,758
4.3% 3/4/24	18,081,000	19,771,979
4.5% 11/15/23	8,697,000	9,516,724
4.55% 6/24/24	90,947,000	101,086,653
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	5,447,000	5,835,071
3.95% 5/15/50	17,552,000	18,696,781
Valero Energy Corp.:
2.7% 4/15/23	8,736,000	9,107,102
2.85% 4/15/25	5,025,000	5,302,555
Western Gas Partners LP:
3.95% 6/1/25	5,006,000	5,056,060
4.65% 7/1/26	8,954,000	9,269,360
4.75% 8/15/28	6,312,000	6,612,136
		1,830,082,988

TOTAL ENERGY		1,847,331,209

FINANCIALS - 16.1%
Banks - 6.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	101,991,000	106,596,914
3.3% 1/11/23	24,341,000	25,703,419
3.419% 12/20/28 (b)	32,593,000	35,947,174
3.5% 4/19/26	28,726,000	31,968,018
3.864% 7/23/24 (b)	7,284,000	7,847,108
3.95% 4/21/25	43,026,000	47,618,064
4% 1/22/25	14,494,000	16,050,091
4.1% 7/24/23	35,942,000	39,108,336
4.183% 11/25/27	3,728,000	4,223,124
4.2% 8/26/24	41,416,000	45,970,877
4.25% 10/22/26	45,120,000	51,691,627
4.45% 3/3/26	10,553,000	12,083,352
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.954% 7/20/22 (a)(b)(c)	4,154,000	4,188,845
Barclays Bank PLC 10.179% 6/12/21 (a)	945,000	969,980
Barclays PLC:
2.852% 5/7/26 (b)	42,733,000	45,088,097
4.375% 1/12/26	34,752,000	39,321,135
4.836% 5/9/28	3,148,000	3,583,884
5.088% 6/20/30 (b)	44,892,000	52,114,862
5.2% 5/12/26	41,312,000	47,001,902
BNP Paribas SA 2.219% 6/9/26 (a)(b)	40,110,000	41,574,754
BPCE SA 4.875% 4/1/26 (a)	3,984,000	4,591,441
CIT Group, Inc. 3.929% 6/19/24 (b)	6,715,000	7,109,506
Citigroup, Inc.:
2.7% 10/27/22	17,775,000	18,436,429
2.75% 4/25/22	25,000,000	25,642,664
2.9% 12/8/21	20,972,000	21,355,884
3.142% 1/24/23 (b)	22,396,000	22,942,740
3.352% 4/24/25 (b)	27,281,000	29,461,172
4.05% 7/30/22	11,452,000	12,021,625
4.075% 4/23/29 (b)	14,005,000	15,950,288
4.125% 7/25/28	3,728,000	4,224,422
4.3% 11/20/26	9,646,000	10,997,811
4.4% 6/10/25	71,128,000	79,888,323
4.412% 3/31/31 (b)	57,587,000	66,990,574
4.45% 9/29/27	48,296,000	55,714,714
4.5% 1/14/22	1,723,000	1,786,046
4.6% 3/9/26	10,087,000	11,575,681
5.3% 5/6/44	5,127,000	6,765,128
5.5% 9/13/25	18,506,000	21,883,231
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	32,329,000	32,302,349
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	14,950,000	15,840,247
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,643,000	42,678,808
Discover Bank 4.2% 8/8/23	35,498,000	38,578,949
Fifth Third Bancorp 8.25% 3/1/38	13,121,000	21,740,272
HSBC Holdings PLC:
4.25% 3/14/24	12,994,000	14,212,450
4.95% 3/31/30	7,768,000	9,339,074
5.25% 3/14/44	560,000	724,177
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	7,267,000	7,915,262
5.71% 1/15/26 (a)	66,519,000	74,952,377
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	55,000,000	57,850,854
2.956% 5/13/31 (b)	23,105,000	24,141,256
3.25% 9/23/22	53,888,000	56,387,510
3.797% 7/23/24 (b)	69,237,000	74,631,678
3.875% 9/10/24	56,148,000	61,920,117
4.125% 12/15/26	61,839,000	70,877,189
NatWest Markets PLC 2.375% 5/21/23 (a)	46,436,000	48,346,496
Rabobank Nederland 4.375% 8/4/25	42,555,000	48,083,012
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (b)	24,822,000	26,319,040
4.8% 4/5/26	20,881,000	24,040,820
5.125% 5/28/24	55,246,000	61,759,659
6% 12/19/23	48,200,000	54,680,719
6.1% 6/10/23	47,686,000	53,012,681
6.125% 12/15/22	83,360,000	90,938,026
Societe Generale:
1.488% 12/14/26 (a)(b)	51,731,000	51,413,204
4.25% 4/14/25 (a)	3,837,000	4,192,946
Synchrony Bank 3% 6/15/22	2,150,000	2,213,841
UniCredit SpA 6.572% 1/14/22 (a)	29,947,000	31,363,279
Wells Fargo & Co.:
2.406% 10/30/25 (b)	24,506,000	25,829,829
3.196% 6/17/27 (b)	34,559,000	37,613,044
4.478% 4/4/31 (b)	77,500,000	91,609,821
5.013% 4/4/51 (b)	114,738,000	153,439,446
Westpac Banking Corp. 4.11% 7/24/34 (b)	20,547,000	22,646,469
		2,507,584,143
Capital Markets - 4.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	30,803,000	33,654,710
4.25% 2/15/24	24,489,000	26,929,615
Ares Capital Corp.:
3.875% 1/15/26	65,900,000	70,415,093
4.2% 6/10/24	48,934,000	53,150,734
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	58,126,000	61,141,157
3.75% 3/26/25	31,994,000	35,060,369
3.8% 6/9/23	46,298,000	49,643,792
3.869% 1/12/29 (a)(b)	19,608,000	21,708,067
4.194% 4/1/31 (a)(b)	52,365,000	59,682,806
4.55% 4/17/26	1,588,000	1,830,497
Deutsche Bank AG 4.5% 4/1/25	70,869,000	75,547,661
Deutsche Bank AG New York Branch:
3.3% 11/16/22	50,117,000	52,255,343
4.1% 1/13/26	4,496,000	4,918,336
5% 2/14/22	49,324,000	51,320,636
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	164,410,000	167,069,924
3.2% 2/23/23	87,089,000	91,584,195
3.272% 9/29/25 (b)	104,473,000	113,279,342
3.8% 3/15/30	82,860,000	94,074,737
4.25% 10/21/25	32,884,000	37,088,726
6.75% 10/1/37	31,825,000	46,428,844
Moody's Corp.:
3.25% 1/15/28	12,370,000	13,552,461
4.875% 2/15/24	11,615,000	12,925,926
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	1,907,000	1,913,310
3.125% 1/23/23	54,983,000	57,785,320
3.125% 7/27/26	7,974,000	8,716,660
3.622% 4/1/31 (b)	54,679,000	60,920,906
3.625% 1/20/27	8,956,000	10,047,569
3.737% 4/24/24 (b)	163,561,000	174,631,878
3.75% 2/25/23	55,561,000	59,182,944
3.875% 4/29/24	2,362,000	2,598,060
4.1% 5/22/23	24,196,000	26,038,266
4.431% 1/23/30 (b)	23,749,000	27,810,697
4.875% 11/1/22	45,005,000	48,251,185
5% 11/24/25	50,969,000	59,498,990
State Street Corp. 2.825% 3/30/23 (b)	3,707,000	3,810,198
UBS Group AG 4.125% 9/24/25 (a)	27,816,000	31,241,402
		1,745,710,356
Consumer Finance - 2.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	33,555,000	34,948,820
3.5% 5/26/22	1,802,000	1,855,642
4.125% 7/3/23	23,327,000	24,812,562
4.45% 4/3/26	16,892,000	18,469,209
4.875% 1/16/24	27,051,000	29,524,125
6.5% 7/15/25	19,270,000	22,590,305
Ally Financial, Inc.:
1.45% 10/2/23	11,838,000	12,037,233
3.05% 6/5/23	50,233,000	52,820,431
4.625% 3/30/25	10,429,000	11,734,622
5.125% 9/30/24	11,402,000	13,010,361
5.8% 5/1/25	27,438,000	32,185,074
8% 11/1/31	13,840,000	19,818,235
Capital One Financial Corp.:
2.6% 5/11/23	39,980,000	41,759,559
3.65% 5/11/27	72,123,000	80,250,488
3.8% 1/31/28	34,796,000	39,109,278
Discover Financial Services:
3.75% 3/4/25	20,000,000	21,843,176
3.85% 11/21/22	39,487,000	41,752,713
3.95% 11/6/24	17,423,000	19,149,233
4.1% 2/9/27	1,920,000	2,169,126
4.5% 1/30/26	25,399,000	28,916,603
5.2% 4/27/22	17,870,000	18,837,070
Ford Motor Credit Co. LLC:
4.063% 11/1/24	101,625,000	106,441,009
5.584% 3/18/24	33,908,000	36,578,255
5.596% 1/7/22	32,750,000	33,732,500
Synchrony Financial:
2.85% 7/25/22	8,438,000	8,692,173
3.75% 8/15/21	12,933,000	13,056,498
3.95% 12/1/27	42,034,000	46,298,411
4.25% 8/15/24	36,929,000	40,545,286
4.375% 3/19/24	29,366,000	32,231,356
5.15% 3/19/29	45,267,000	53,746,813
Toyota Motor Credit Corp. 2.9% 3/30/23	42,183,000	44,412,677
		983,328,843
Diversified Financial Services - 0.7%
Brixmor Operating Partnership LP:
3.25% 9/15/23	36,362,000	38,504,434
3.85% 2/1/25	22,346,000	24,318,477
4.05% 7/1/30	26,564,000	29,417,569
4.125% 6/15/26	25,594,000	28,758,199
4.125% 5/15/29	28,249,000	31,498,663
Equitable Holdings, Inc. 3.9% 4/20/23	3,740,000	4,001,452
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	33,993,000	36,969,986
Pine Street Trust I 4.572% 2/15/29 (a)	31,229,000	36,525,912
Pine Street Trust II 5.568% 2/15/49 (a)	31,271,000	41,415,442
Voya Financial, Inc. 3.125% 7/15/24	15,086,000	16,275,823
		287,685,957
Insurance - 2.3%
AIA Group Ltd.:
3.2% 9/16/40 (a)	18,698,000	18,687,527
3.375% 4/7/30 (a)	39,186,000	42,822,355
American International Group, Inc.:
2.5% 6/30/25	63,800,000	67,450,572
3.4% 6/30/30	63,800,000	69,951,347
3.875% 1/15/35	29,736,000	33,979,835
4.875% 6/1/22	27,610,000	29,142,763
Five Corners Funding Trust II 2.85% 5/15/30 (a)	50,958,000	54,117,923
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	24,484,000	28,986,262
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	21,405,000	25,195,233
4.75% 3/15/39	9,822,000	12,459,845
4.8% 7/15/21	13,850,000	13,924,892
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	37,673,000	39,398,964
MetLife, Inc. 3.048% 12/15/22 (b)	21,302,000	22,338,939
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	151,424,000	151,584,858
3% 1/10/23 (a)	15,204,000	15,962,173
Pacific LifeCorp 5.125% 1/30/43 (a)	32,228,000	40,234,521
Pricoa Global Funding I 5.375% 5/15/45 (b)	28,973,000	32,122,003
Prudential Financial, Inc.:
3.935% 12/7/49	13,921,000	15,925,874
4.5% 11/16/21	695,000	715,557
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	12,400,000	14,210,400
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	29,603,000	37,945,326
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	10,865,000	12,158,307
Unum Group:
3.875% 11/5/25	25,368,000	27,741,392
4% 6/15/29	24,228,000	26,757,527
4.5% 3/15/25	37,120,000	41,605,525
5.75% 8/15/42	41,569,000	50,138,989
		925,558,909

TOTAL FINANCIALS		6,449,868,208

HEALTH CARE - 1.8%
Biotechnology - 0.1%
AbbVie, Inc.:
3.25% 10/1/22	15,000,000	15,554,854
3.45% 3/15/22	25,461,000	26,135,786
		41,690,640
Health Care Providers & Services - 0.9%
Anthem, Inc. 3.3% 1/15/23	23,355,000	24,549,888
Centene Corp.:
3.375% 2/15/30	21,905,000	22,511,769
4.25% 12/15/27	25,155,000	26,192,644
4.625% 12/15/29	39,085,000	42,172,715
4.75% 1/15/25	20,010,000	20,510,250
Cigna Corp.:
3.05% 10/15/27	17,500,000	19,167,042
4.375% 10/15/28	32,914,000	38,394,078
4.8% 8/15/38	20,493,000	25,350,347
4.9% 12/15/48	20,474,000	25,876,079
CVS Health Corp.:
3% 8/15/26	3,494,000	3,793,034
3.625% 4/1/27	9,782,000	10,877,858
3.7% 3/9/23	1,849,000	1,967,282
4.78% 3/25/38	33,481,000	40,807,546
HCA Holdings, Inc. 4.75% 5/1/23	75,000	81,323
Toledo Hospital:
5.325% 11/15/28	11,480,000	13,486,262
6.015% 11/15/48	22,754,000	28,987,852
		344,725,969
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	46,388,000	52,243,818
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	5,485,000	5,560,419
5.272% 8/28/23 (b)	17,308,000	18,606,100
5.9% 8/28/28 (b)	7,291,000	8,457,560
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	50,000,000	52,794,504
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	4,897,000	4,897,000
2.8% 7/21/23	15,491,000	15,181,180
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	26,969,000	27,129,389
3.95% 6/15/26	38,227,000	42,696,068
Viatris, Inc.:
1.125% 6/22/22 (a)	16,006,000	16,145,525
1.65% 6/22/25 (a)	5,144,000	5,222,276
2.7% 6/22/30 (a)	26,152,000	26,507,212
3.85% 6/22/40 (a)	11,393,000	12,081,269
4% 6/22/50 (a)	19,674,000	20,428,402
Zoetis, Inc. 3.25% 2/1/23	33,824,000	35,401,249
		343,351,971

TOTAL HEALTH CARE		729,768,580

INDUSTRIALS - 0.8%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	15,580,000	17,236,712
BAE Systems PLC 3.4% 4/15/30 (a)	11,875,000	12,956,756
The Boeing Co.:
5.04% 5/1/27	15,531,000	17,899,995
5.15% 5/1/30	15,531,000	18,097,687
5.705% 5/1/40	15,530,000	19,567,227
5.805% 5/1/50	15,500,000	19,994,233
5.93% 5/1/60	15,530,000	20,376,261
		126,128,871
Building Products - 0.0%
Masco Corp. 4.45% 4/1/25	562,000	635,559
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	5,745,000	6,279,920
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	7,478,000	7,676,829
3% 9/15/23	5,123,000	5,374,362
3.375% 7/1/25	33,735,000	35,862,480
4.25% 2/1/24	30,862,000	33,663,667
4.25% 9/15/24	21,001,000	23,069,943
		105,647,281
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	11,478,000	12,019,614
4.25% 4/15/26 (a)	8,740,000	9,237,423
4.375% 5/1/26 (a)	13,980,000	14,831,658
5.25% 5/15/24 (a)	20,991,000	22,855,932
BNSF Funding Trust I 6.613% 12/15/55 (b)	3,341,000	3,844,255
		62,788,882

TOTAL INDUSTRIALS		301,480,513

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	24,109,000	26,446,087
5.85% 7/15/25 (a)	6,711,000	7,899,366
6.02% 6/15/26 (a)	8,322,000	9,975,286
6.1% 7/15/27 (a)	12,320,000	15,105,516
6.2% 7/15/30 (a)	10,663,000	13,547,491
		72,973,746
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (a)	8,829,000	8,703,660
2.45% 2/15/31 (a)	75,132,000	72,964,059
2.6% 2/15/33 (a)	75,132,000	72,134,242
3.5% 2/15/41 (a)	60,671,000	60,461,746
3.75% 2/15/51 (a)	28,473,000	28,075,648
Micron Technology, Inc. 2.497% 4/24/23	36,826,000	38,360,186
		280,699,541
Software - 0.2%
Oracle Corp.:
2.8% 4/1/27	31,398,000	33,770,573
3.6% 4/1/40	31,590,000	34,201,502
		67,972,075
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	1,713,000	1,811,853

TOTAL INFORMATION TECHNOLOGY		423,457,215

MATERIALS - 0.0%
Metals & Mining - 0.0%
Anglo American Capital PLC 4.125% 4/15/21 (a)	564,000	565,956
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	8,936,000	9,751,410
4.5% 8/1/47 (a)	7,237,000	8,076,040
		18,393,406
REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	22,618,000	27,609,437
Boston Properties, Inc.:
3.25% 1/30/31	20,338,000	21,575,404
3.85% 2/1/23	10,817,000	11,422,915
4.5% 12/1/28	20,395,000	23,852,016
Corporate Office Properties LP:
2.25% 3/15/26	8,922,000	9,149,166
5% 7/1/25	17,769,000	20,135,894
Duke Realty LP:
3.25% 6/30/26	318,000	348,980
3.625% 4/15/23	23,763,000	25,092,284
3.75% 12/1/24	9,068,000	9,988,804
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	7,500,000	7,950,331
3.5% 8/1/26	7,811,000	8,640,454
Healthpeak Properties, Inc.:
3.25% 7/15/26	3,144,000	3,454,578
3.5% 7/15/29	3,594,000	3,967,149
Highwoods/Forsyth LP 3.2% 6/15/21	286,000	286,895
Hudson Pacific Properties LP 4.65% 4/1/29	42,373,000	48,440,132
Lexington Corporate Properties Trust:
2.7% 9/15/30	9,405,000	9,464,394
4.4% 6/15/24	8,452,000	9,192,171
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	33,134,000	34,770,089
4.375% 8/1/23	32,463,000	35,044,863
4.5% 1/15/25	14,849,000	16,177,920
4.5% 4/1/27	74,033,000	82,074,808
4.75% 1/15/28	36,570,000	40,785,203
4.95% 4/1/24	7,995,000	8,770,539
5.25% 1/15/26	31,863,000	36,200,994
Realty Income Corp. 3.25% 1/15/31	5,362,000	5,832,718
Retail Opportunity Investments Partnership LP:
4% 12/15/24	5,977,000	6,357,145
5% 12/15/23	4,492,000	4,825,134
Retail Properties America, Inc.:
4% 3/15/25	32,398,000	34,091,183
4.75% 9/15/30	50,933,000	55,046,069
Simon Property Group LP:
2.45% 9/13/29	8,537,000	8,670,153
3.375% 12/1/27	17,457,000	19,199,732
SITE Centers Corp.:
3.625% 2/1/25	13,207,000	13,769,320
4.25% 2/1/26	16,356,000	17,533,079
Store Capital Corp.:
2.75% 11/18/30	10,084,000	10,060,346
4.625% 3/15/29	9,743,000	11,083,659
Ventas Realty LP:
3% 1/15/30	43,597,000	45,641,167
3.125% 6/15/23	6,954,000	7,309,622
3.5% 2/1/25	8,762,000	9,513,622
4% 3/1/28	12,591,000	14,188,849
4.125% 1/15/26	8,982,000	10,163,583
4.75% 11/15/30	53,358,000	63,156,902
VEREIT Operating Partnership LP:
2.2% 6/15/28	4,085,000	4,084,588
2.85% 12/15/32	5,025,000	5,013,343
3.4% 1/15/28	8,338,000	9,006,683
Weingarten Realty Investors 3.375% 10/15/22	4,880,000	5,035,174
WP Carey, Inc.:
3.85% 7/15/29	7,008,000	7,793,205
4% 2/1/25	32,062,000	35,200,548
4.6% 4/1/24	2,875,000	3,183,297
		900,154,541
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	34,906,000	36,614,531
3.95% 11/15/27	24,749,000	26,060,962
4.1% 10/1/24	30,631,000	32,929,914
4.55% 10/1/29	31,499,000	34,522,372
CBRE Group, Inc. 4.875% 3/1/26	4,233,000	4,928,110
Essex Portfolio LP 3.875% 5/1/24	1,038,000	1,128,584
Mack-Cali Realty LP:
3.15% 5/15/23	43,093,000	43,551,639
4.5% 4/18/22	7,492,000	7,644,255
Mid-America Apartments LP 4% 11/15/25	447,000	499,221
Post Apartment Homes LP 3.375% 12/1/22	4,831,000	5,024,532
Tanger Properties LP:
3.125% 9/1/26	16,163,000	16,725,007
3.75% 12/1/24	20,842,000	22,317,091
3.875% 12/1/23	11,362,000	11,928,857
3.875% 7/15/27	8,715,000	9,227,620
		253,102,695

TOTAL REAL ESTATE		1,153,257,236

UTILITIES - 1.4%
Electric Utilities - 0.7%
American Electric Power Co., Inc. 2.95% 12/15/22	9,568,000	9,941,981
Cleco Corporate Holdings LLC 3.375% 9/15/29	19,437,000	20,138,843
Duke Energy Corp. 2.45% 6/1/30	14,856,000	15,113,153
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	7,078,000	7,055,435
5.9% 12/1/21 (a)	17,215,000	17,829,718
Entergy Corp. 2.8% 6/15/30	15,246,000	15,920,258
Eversource Energy 2.8% 5/1/23	32,099,000	33,529,678
Exelon Corp.:
4.05% 4/15/30	9,268,000	10,613,175
4.7% 4/15/50	4,127,000	5,141,341
FirstEnergy Corp.:
4.25% 3/15/23	68,802,000	72,842,741
7.375% 11/15/31	31,029,000	42,676,666
IPALCO Enterprises, Inc. 3.7% 9/1/24	11,464,000	12,449,342
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	16,366,457
		279,618,788
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	6,090,000	7,681,013
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	7,080,000	7,099,917
		14,780,930
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21	6,375,000	6,404,692
3.55% 6/15/26	9,377,000	10,316,032
The AES Corp.:
3.3% 7/15/25 (a)	45,861,000	49,170,506
3.95% 7/15/30 (a)	39,983,000	43,681,028
		109,572,258
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	4,303,000	4,756,601
NiSource, Inc.:
2.95% 9/1/29	47,860,000	50,670,475
5.8% 2/1/42	11,523,000	14,989,056
5.95% 6/15/41	17,565,000	23,556,629
Puget Energy, Inc.:
4.1% 6/15/30	17,963,000	20,059,193
5.625% 7/15/22	1,783,000	1,878,753
6% 9/1/21	28,119,000	28,887,064
Sempra Energy:
2.875% 10/1/22	9,886,000	10,199,771
6% 10/15/39	1,481,000	1,992,935
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	14,096,000	12,995,337
		169,985,814

TOTAL UTILITIES		573,957,790

TOTAL NONCONVERTIBLE BONDS
(Cost $12,651,035,373)		13,747,648,077

U.S. Government and Government Agency Obligations - 36.9%
U.S. Treasury Inflation-Protected Obligations - 4.8%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$114,069,433	$122,903,273
0.75% 2/15/45	131,713,315	158,007,795
0.875% 2/15/47	73,451,689	91,049,226
1% 2/15/46	29,028,446	36,649,117
1% 2/15/49	61,165,241	78,882,348
1.375% 2/15/44	1,880,971	2,526,524
U.S. Treasury Inflation-Indexed Notes:
0.125% 10/15/25	75,290,250	82,193,491
0.125% 7/15/26	89,041,029	97,760,249
0.125% 1/15/30	50,620,000	55,316,301
0.125% 7/15/30	116,830,800	128,078,176
0.25% 7/15/29	124,035,050	137,503,924
0.375% 7/15/25	187,008,861	206,111,908
0.375% 1/15/27	160,332,427	177,829,635
0.625% 1/15/26	228,724,111	255,241,833
0.75% 7/15/28	31,770,545	36,507,216
0.875% 1/15/29	224,319,023	259,766,911

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,926,327,927

U.S. Treasury Obligations - 32.1%
U.S. Treasury Bonds:
1.875% 2/15/51	1,905,497,000	1,804,267,472
2.875% 5/15/49	264,876,000	308,933,752
3% 2/15/47	647,997,000	765,674,266
U.S. Treasury Notes:
0.125% 1/31/23	1,488,600,000	1,488,425,551
0.125% 8/15/23	368,343,000	367,724,298
0.125% 2/15/24	740,511,000	737,271,264
0.25% 7/31/25	780,659,000	768,613,674
0.25% 9/30/25	206,099,000	202,427,862
0.375% 12/31/25	914,223,000	900,295,379
0.375% 1/31/26 (d)	520,980,000	512,514,075
0.5% 2/28/26	396,130,000	391,983,014
0.875% 11/15/30 (d)	327,777,000	312,514,883
1.125% 2/29/28	3,227,599,000	3,230,624,867
1.125% 2/15/31	211,940,000	206,740,847
2.125% 7/31/24	24,323,300	25,773,197
2.125% 11/30/24	379,473,000	403,071,477
2.25% 4/30/24	30,464,300	32,318,338
2.25% 12/31/24	175,486,000	187,372,435
2.75% 6/30/25	207,274,300	226,536,236

TOTAL U.S. TREASURY OBLIGATIONS		12,873,082,887

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,808,623,136)		14,799,410,814

U.S. Government Agency - Mortgage Securities - 21.5%
Fannie Mae - 5.0%
12 month U.S. LIBOR + 1.360% 1.981% 10/1/35 (b)(c)	28,685	29,880
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (b)(c)	75,556	78,975
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (b)(c)	59,160	61,868
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (b)(c)	28,358	29,632
12 month U.S. LIBOR + 1.530% 2.291% 3/1/36 (b)(c)	3,188	3,334
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (b)(c)	46,068	48,456
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (b)(c)	53,026	55,562
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (b)(c)	78,720	82,045
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (b)(c)	163,407	171,731
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (b)(c)	67,549	71,065
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (b)(c)	113,256	120,103
12 month U.S. LIBOR + 1.660% 2.332% 5/1/35 (b)(c)	162,883	170,821
12 month U.S. LIBOR + 1.670% 2.386% 7/1/43 (b)(c)	106,214	111,151
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (b)(c)	132,612	139,352
12 month U.S. LIBOR + 1.680% 3.435% 4/1/36 (b)(c)	6,970	7,336
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (b)(c)	495,088	518,918
12 month U.S. LIBOR + 1.710% 2.673% 8/1/35 (b)(c)	11,853	12,479
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (b)(c)	145,131	152,821
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (b)(c)	83,067	87,586
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (b)(c)	145,463	152,793
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (b)(c)	63,056	66,184
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (b)(c)	239,467	251,191
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (b)(c)	3,963,774	4,167,994
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (b)(c)	396,685	414,419
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (b)(c)	107,290	112,956
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (b)(c)	244,638	255,892
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (b)(c)	424,389	447,019
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (b)(c)	203,317	213,265
12 month U.S. LIBOR + 1.820% 3.111% 2/1/35 (b)(c)	29,229	30,739
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (b)(c)	164,156	170,308
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (b)(c)	57,728	61,233
12 month U.S. LIBOR + 1.950% 3.077% 9/1/36 (b)(c)	56,914	59,469
6 month U.S. LIBOR + 1.470% 2.004% 10/1/33 (b)(c)	17,289	17,916
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (b)(c)	169,782	176,365
6 month U.S. LIBOR + 1.510% 1.792% 2/1/33 (b)(c)	10,818	11,207
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (b)(c)	49,023	50,995
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (b)(c)	48,978	50,913
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (b)(c)	19,379	20,122
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	31,741	33,074
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (b)(c)	2,727	2,851
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (b)(c)	35,985	37,819
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (b)(c)	38,957	40,964
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(c)	154,606	162,343
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.152% 12/1/33 (b)(c)	427,656	447,703
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (b)(c)	97,394	102,297
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.733% 5/1/35 (b)(c)	26,661	28,067
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.006% 7/1/34 (b)(c)	232,983	245,005
2.5% 4/1/31 to 10/1/50	174,249,943	182,759,447
3% 7/1/27 to 8/1/50 (e)(f)(g)	809,234,613	863,380,869
3.4% 7/1/42 to 9/1/42	68,992	75,121
3.5% 7/1/32 to 5/1/50 (e)(f)(g)(h)	357,687,110	388,189,890
3.65% 5/1/42 to 8/1/42	27,322	30,073
3.9% 4/1/42	6,120	6,837
4% 11/1/31 to 7/1/48	247,413,796	272,139,018
4.25% 11/1/41	18,872	21,186
4.5% to 4.5% 12/1/23 to 9/1/49	204,583,470	226,733,898
5% 1/1/22 to 2/1/49	22,492,379	25,589,205
5.255% 8/1/41 (b)	2,338,782	2,650,732
5.5% 9/1/21 to 9/1/24	44,171	45,270
6% to 6% 3/1/21 to 1/1/42	10,617,591	12,611,411
6.5% 2/1/22 to 5/1/38	7,480,860	8,689,511
6.582% 2/1/39 (b)	1,612,477	1,789,432
7% to 7% 9/1/21 to 7/1/37	1,441,441	1,660,551
7.5% to 7.5% 9/1/22 to 9/1/32	664,419	758,455
8% 8/1/29 to 3/1/37	27,375	33,346
8.5% 2/1/22 to 9/1/25	659	710
9% 10/1/30	12,989	15,443

TOTAL FANNIE MAE		1,996,964,623

Freddie Mac - 3.5%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (b)(c)	64,589	67,146
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (b)(c)	275,934	287,861
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (b)(c)	175,353	183,470
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (b)(c)	41,369	43,322
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (b)(c)	1,938,090	2,032,507
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (b)(c)	821,303	862,321
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (b)(c)	454,571	477,530
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (b)(c)	17,484	18,382
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (b)(c)	76,392	80,787
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (b)(c)	293,462	303,576
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (b)(c)	156,944	165,122
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (b)(c)	265,265	279,924
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (b)(c)	184,436	194,536
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (b)(c)	576,037	607,293
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (b)(c)	449,695	473,835
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (b)(c)	623,182	657,712
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (b)(c)	42,634	45,090
12 month U.S. LIBOR + 1.960% 2.851% 6/1/33 (b)(c)	22,984	24,232
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (b)(c)	117,473	123,190
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (b)(c)	4,167	4,367
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (b)(c)	113,626	120,251
12 month U.S. LIBOR + 2.160% 2.535% 11/1/35 (b)(c)	29,621	31,292
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (b)(c)	156,237	165,179
6 month U.S. LIBOR + 1.120% 1.622% 8/1/37 (b)(c)	71,083	72,923
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (b)(c)	8,564	8,930
6 month U.S. LIBOR + 1.650% 1.922% 4/1/35 (b)(c)	104,255	108,647
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (b)(c)	25,219	26,441
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (b)(c)	36,259	38,080
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (b)(c)	290,033	303,856
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (b)(c)	158,108	165,570
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (b)(c)	82,624	86,768
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (b)(c)	46,368	48,860
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (b)(c)	197,387	207,252
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.369% 1/1/35 (b)(c)	3,925	4,125
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (b)(c)	353,470	370,521
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.68% 3/1/35 (b)(c)	733,437	771,826
2.5% 5/1/30 to 2/1/35	110,311,990	115,920,646
3% 6/1/31 to 6/1/50	365,135,548	389,861,287
3.5% 1/1/32 to 5/1/49 (g)	359,596,637	389,980,871
3.5% 8/1/47	11,074,163	11,944,886
4% 6/1/33 to 6/1/48 (g)	314,182,805	345,006,347
4% 4/1/48	177,457	191,366
4.5% 6/1/25 to 12/1/48	102,028,288	113,107,618
5% 7/1/33 to 7/1/41	23,948,446	27,443,382
5.5% 6/1/22	58,797	60,032
6% 12/1/21 to 6/1/39	2,420,641	2,821,646
6.5% 5/1/21 to 9/1/39	3,503,554	4,122,641
7% 6/1/21 to 9/1/36	1,308,867	1,526,665
7.5% 1/1/27 to 7/1/34	125,361	146,430
8% 7/1/24 to 4/1/32	33,122	38,174
8.5% 12/1/22 to 1/1/28	31,201	35,172

TOTAL FREDDIE MAC		1,411,669,887

Ginnie Mae - 5.2%
3.5% 10/20/40 to 5/20/50	224,766,575	242,924,641
4% 7/20/33 to 5/20/49	333,301,640	363,028,723
4.5% 6/20/33 to 11/20/47	118,959,994	132,073,246
5.5% 6/15/33 to 9/15/39	2,109,168	2,443,592
6% to 6% 10/15/30 to 5/15/40	4,120,605	4,823,880
7% to 7% 10/15/22 to 3/15/33	2,052,737	2,373,455
7.5% to 7.5% 2/15/22 to 9/15/31	448,367	499,406
8% 11/15/21 to 11/15/29	103,943	113,443
8.5% to 8.5% 11/15/21 to 1/15/31	30,393	35,337
9% 1/15/23	175	184
9.5% 3/15/23	4	4
2% 3/1/51 (i)	31,000,000	31,481,464
2% 3/1/51 (i)	58,850,000	59,764,005
2% 3/1/51 (i)	21,800,000	22,138,578
2% 3/1/51 (i)	30,900,000	31,379,911
2% 3/1/51 (i)	13,500,000	13,709,670
2% 3/1/51 (i)	31,600,000	32,090,783
2% 3/1/51 (i)	12,500,000	12,694,139
2% 3/1/51 (i)	25,000,000	25,388,278
2% 3/1/51 (i)	34,500,000	35,035,823
2% 4/1/51 (i)	75,700,000	76,718,983
2% 4/1/51 (i)	37,900,000	38,410,164
2.5% 3/1/51 (i)	56,925,000	59,113,960
2.5% 3/1/51 (i)	17,150,000	17,809,476
2.5% 3/1/51 (i)	17,750,000	18,432,548
2.5% 3/1/51 (i)	57,700,000	59,918,761
2.5% 3/1/51 (i)	95,900,000	99,587,681
2.5% 3/1/51 (i)	27,350,000	28,401,700
2.5% 3/1/51 (i)	18,050,000	18,744,084
2.5% 4/1/51 (i)	89,550,000	92,794,119
3% 4/15/42 to 9/20/50	223,653,131	234,573,256
3% 3/1/51 (i)	38,200,000	39,795,885
3% 3/1/51 (i)	30,500,000	31,774,202
3% 3/1/51 (i)	36,450,000	37,972,775
3% 3/1/51 (i)	33,800,000	35,212,066
3% 3/1/51 (i)	137,575,000	143,322,485
5% 12/15/32 to 4/20/48	26,726,567	30,491,629
6.5% 3/20/31 to 6/15/37	518,796	609,664

TOTAL GINNIE MAE		2,075,682,000

Uniform Mortgage Backed Securities - 7.8%
1.5% 3/1/36 (i)	69,450,000	70,339,571
1.5% 3/1/36 (i)	47,050,000	47,652,654
2% 3/1/51 (i)	75,600,000	76,319,674
2% 3/1/51 (i)	59,550,000	60,116,886
2% 3/1/51 (i)	5,150,000	5,199,025
2% 3/1/51 (i)	30,500,000	30,790,345
2% 3/1/51 (i)	35,100,000	35,434,134
2% 3/1/51 (i)	16,000,000	16,152,312
2% 3/1/51 (i)	17,300,000	17,464,687
2% 3/1/51 (i)	20,550,000	20,745,626
2% 3/1/51 (i)	44,150,000	44,570,286
2% 3/1/51 (i)	29,000,000	29,276,066
2% 3/1/51 (i)	44,050,000	44,469,334
2% 3/1/51 (i)	43,050,000	43,459,814
2% 3/1/51 (i)	14,500,000	14,638,033
2% 3/1/51 (i)	48,500,000	48,961,696
2% 4/1/51 (i)	94,450,000	95,146,191
2% 4/1/51 (i)	117,550,000	118,416,461
2% 4/1/51 (i)	117,650,000	118,517,198
2.5% 3/1/51 (i)	27,000,000	27,997,734
2.5% 3/1/51 (i)	42,750,000	44,329,745
2.5% 3/1/51 (i)	78,975,000	81,893,371
2.5% 3/1/51 (i)	49,100,000	50,914,397
2.5% 3/1/51 (i)	34,550,000	35,826,730
2.5% 3/1/51 (i)	51,600,000	53,506,780
2.5% 3/1/51 (i)	33,100,000	34,323,148
2.5% 3/1/51 (i)	80,400,000	83,371,029
2.5% 3/1/51 (i)	80,900,000	83,889,506
2.5% 3/1/51 (i)	17,800,000	18,457,765
2.5% 3/1/51 (i)	19,100,000	19,805,804
2.5% 3/1/51 (i)	95,900,000	99,443,802
2.5% 3/1/51 (i)	27,350,000	28,360,667
2.5% 3/1/51 (i)	64,200,000	66,572,389
2.5% 4/1/51 (i)	105,000,000	108,650,388
3% 3/1/51 (i)	112,400,000	117,699,480
3% 3/1/51 (i)	105,100,000	110,055,297
3% 3/1/51 (i)	91,100,000	95,395,219
3% 3/1/51 (i)	116,950,000	122,464,005
3% 3/1/51 (i)	61,800,000	64,713,771
3% 3/1/51 (i)	51,900,000	54,347,002
3% 3/1/51 (i)	51,950,000	54,399,359
3% 3/1/51 (i)	89,025,000	93,222,386
3% 3/1/51 (i)	11,300,000	11,832,777
3% 3/1/51 (i)	29,200,000	30,576,733
3% 3/1/51 (i)	31,600,000	33,089,889
3% 3/1/51 (i)	39,550,000	41,414,719
3% 3/1/51 (i)	51,250,000	53,666,356
3% 3/1/51 (i)	49,150,000	51,467,344
3% 3/1/51 (i)	38,900,000	40,734,073
3% 3/1/51 (i)	95,900,000	100,421,532
3% 3/1/51 (i)	27,350,000	28,639,509
3% 3/1/51 (i)	42,600,000	44,608,522
3% 4/1/51 (i)	80,750,000	84,569,846
3% 4/1/51 (i)	24,250,000	25,397,137
3.5% 3/1/51 (i)	101,220,000	107,380,188

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,141,108,392

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $8,483,804,951)		8,625,424,902

Asset-Backed Securities - 6.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$13,379,565	$13,310,934
Series 2019-1 Class A, 3.844% 5/15/39 (a)	20,646,387	20,838,607
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	34,031,359	34,231,392
Class B, 4.458% 10/16/39 (a)	6,206,789	5,847,254
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	12,380,000	12,390,467
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (a)(b)(c)	46,037,000	46,070,561
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (a)(b)(c)	24,419,000	24,466,251
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (a)(b)(c)	33,730,000	33,753,881
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (a)(b)(c)	17,673,000	17,728,582
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	16,542,441	16,543,964
Class B, 4.335% 1/16/40 (a)	2,733,802	2,571,726
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (a)(b)(c)	31,563,000	31,628,304
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (a)(b)(c)	32,220,000	32,257,182
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (a)(b)(c)	31,128,000	31,201,524
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (a)(b)(c)	37,970,000	37,960,508
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (a)(b)(c)	37,984,000	37,984,000
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (a)(b)(c)	12,146,000	12,186,470
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (a)(b)(c)	40,140,000	40,243,200
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (a)(b)(c)	36,000,000	36,032,220
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.120% 1.2426% 2/25/35 (b)(c)	461,721	455,653
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (a)(b)(c)	17,286,000	17,361,592
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	37,997,983	38,103,314
Class AA, 2.487% 12/16/41 (a)(b)	6,293,104	6,312,794
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.1065% 5/25/29 (b)(c)	9,145,955	9,158,472
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (a)(b)(c)	36,617,000	36,605,026
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (a)	8,884,995	8,981,691
Series 2020-HB3 Class A, 2.8115% 5/25/30 (a)(b)	3,118,965	3,149,042
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	28,942,353	28,998,889
Class B, 5.095% 4/15/39 (a)	13,961,999	13,458,155
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	29,740,142	29,959,648
Series 2021-1A Class A, 3.474% 1/15/46 (a)	11,487,904	11,647,635
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (a)(b)(c)	25,157,000	25,283,766
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (a)(b)(c)	17,483,000	17,523,823
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (a)(b)(c)	19,900,000	19,970,267
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (a)(b)(c)	7,430,000	7,433,388
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (a)(b)(c)	32,995,000	32,995,000
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (a)(b)(c)	31,883,000	32,053,415
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4676% 10/25/37 (a)(b)(c)	286,133	287,663
CNH Equipment Trust Series 2019-C Class A2, 1.99% 3/15/23	7,454,208	7,488,847
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (a)(b)(c)	35,800,000	35,800,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (a)(b)(c)	47,700,000	47,801,458
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	13,149	13,182
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	16,214	16,250
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	16,742,142	16,942,846
CPS Auto Receivables Trust Series 2019-D Class A, 2.17% 12/15/22 (a)	1,189,648	1,191,555
DB Master Finance LLC:
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	18,171,010	18,578,222
Class A2II, 4.03% 11/20/47 (a)	30,770,340	32,598,406
Series 2019-1A Class A23, 4.352% 5/20/49 (a)	2,792,475	3,011,405
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (a)(b)(c)	26,710,000	26,729,178
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (a)(b)(c)	15,258,000	15,254,186
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (a)(b)(c)	30,272,000	30,395,540
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (a)(b)(c)	14,100,000	14,112,507
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (a)(b)(c)	29,359,000	29,465,368
Dryden Senior Loan Fund:
Series 2018-70X Class A1, 3 month U.S. LIBOR + 1.170% 1.3934% 1/16/32 (b)(c)	346,000	347,573
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (a)(b)(c)	28,603,000	28,618,703
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (a)(b)(c)	23,800,000	23,956,937
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (a)(b)(c)	33,100,000	33,226,574
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (a)(b)(c)	35,000,000	35,058,905
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (a)(b)(c)	7,800,000	7,800,000
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	20,900,000	20,892,716
Exeter Automobile Receivables Trust Series 2019-4A Class A, 2.18% 1/17/23 (a)	1,182,417	1,183,649
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (a)(b)(c)	35,131,000	35,237,869
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (a)(b)(c)	33,900,000	34,193,235
GMF Floorplan Owner Revolving Trust Series 2018-2 Class A2, 3.13% 3/15/23 (a)	17,993,000	18,017,440
Hertz Fleet Lease Funding LP Series 2017-1 Class A1, 1 month U.S. LIBOR + 0.650% 0.7705% 4/10/31 (a)(b)(c)	30,244	30,263
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	13,952,916	14,089,328
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	14,835,540	14,874,878
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	29,320,000	30,071,061
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (a)(b)(c)	16,500,000	16,511,682
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (a)(b)(c)	25,542,000	25,539,829
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (a)(b)(c)	38,620,000	38,620,000
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (a)(b)(c)	37,849,000	37,874,775
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (a)(b)(c)	35,670,000	35,749,615
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (a)(b)(c)	16,640,000	16,731,836
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (a)(b)(c)	30,670,000	30,675,153
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (a)(b)(c)	49,847,000	50,002,722
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (a)(b)(c)	31,864,000	31,864,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (a)(b)(c)(i)	33,150,000	33,150,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	7,908,075	7,975,128
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (a)(b)(c)	36,977,000	36,991,014
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	50,000,000	49,865,900
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	191,861	192,192
Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	28,543,250	28,504,688
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (b)(c)	60,527	60,496
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (a)(b)(c)	34,875,000	34,913,153
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0178% 7/25/25 (b)(c)	7,570	7,576
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	1,066,461	1,070,424
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	28,076,400	26,768,040
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	26,389,409	26,422,219
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	2,225,536	2,232,903
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	13,244,848	13,341,523
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	841,329	844,283
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	30,752,559	30,661,424
Class B, 4.335% 3/15/40 (a)	2,922,293	2,632,810
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	34,963,000	37,016,667
1.884% 7/15/50 (a)	12,544,000	12,937,924
2.328% 7/15/52 (a)	9,591,000	9,925,558
SLM Student Loan Trust Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.6865% 12/15/27 (a)(b)(c)	19,275,017	19,277,057
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (a)(b)(c)	36,972,003	36,999,474
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (a)(b)(c)	19,900,000	19,935,044
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (a)(b)(c)(i)	28,900,000	28,900,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (a)(b)(c)	24,293,000	24,332,986
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	103,261	96,042
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	34,759,675	34,678,077
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	44,186,033	43,865,808
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	109,246	115,463
Series 2019-1 Class A1, 3.7412% 3/25/58 (a)(b)	214,036	227,808
Series 2019-MH1 Class A1, 3% 11/25/58 (a)	5,579,831	5,717,893
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (a)(b)(c)	2,720,000	1,740,800
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/28 (a)(b)(c)	16,049,405	16,050,367
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	187,621	187,857
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	4,987,000	4,992,157
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (a)(b)(c)	34,251,000	34,250,692
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (a)(b)(c)	36,066,000	36,164,208
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (a)(b)(c)	25,983,000	26,047,958
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (a)(b)(c)	35,926,000	35,954,489
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (a)(b)(c)	33,600,000	33,669,048
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (a)(b)(c)	45,000,000	45,248,985
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	4,128,538	4,161,562
TOTAL ASSET-BACKED SECURITIES
(Cost $2,484,887,565)		2,495,681,650

Collateralized Mortgage Obligations - 1.6%
Private Sponsor - 0.3%
BCAP LLC Trust sequential payer Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	5,617	5,606
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	31,372,000	31,336,769
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (a)	22,790,833	22,787,368
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(b)	175,682	175,636
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(b)(c)	166,112	161,497
Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (a)(b)(c)(j)	312,150	31
Class AA1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (a)(b)(c)	545,702	510,699
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (b)(c)	8,481,109	8,566,964
Gosforth Funding PLC floater Series 2017-1A Class A1A, 3 month U.S. LIBOR + 0.470% 0.7086% 12/19/59 (a)(b)(c)	1,653,975	1,654,665
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	1,147,000	1,174,221
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	10,201,195	10,221,335
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (a)	13,931,609	14,508,667
Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	21,842,130	22,990,922
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	2,993,170	3,009,568
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (a)	10,399,001	10,339,498
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	6,960	6,741
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	15,913,100	15,947,170
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.4376% 9/25/43 (b)(c)	162,000	157,549
Wells Fargo Mortgage Backed Securities Trust Series 2003-I Class A1, 2.8349% 9/25/33 (b)	22,167	21,971

TOTAL PRIVATE SPONSOR		143,576,877

U.S. Government Agency - 1.3%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9176% 2/25/32 (b)(c)	27,220	27,696
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1083% 3/18/32 (b)(c)	48,867	49,934
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (b)(c)	55,398	56,798
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1176% 10/25/32 (b)(c)	72,809	74,471
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/32 (b)(c)	26,942	27,379
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (b)(k)(l)	931,768	251,437
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5624% 11/25/36 (b)(k)(l)	686,541	141,873
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	8,504	8,878
Series 1993-207 Class H, 6.5% 11/25/23	209,948	223,275
Series 1996-28 Class PK, 6.5% 7/25/25	75,691	80,774
Series 1999-17 Class PG, 6% 4/25/29	379,559	421,810
Series 1999-32 Class PL, 6% 7/25/29	398,254	443,981
Series 1999-33 Class PK, 6% 7/25/29	295,610	329,931
Series 2001-52 Class YZ, 6.5% 10/25/31	40,820	47,484
Series 2003-28 Class KG, 5.5% 4/25/23	102,587	106,654
Series 2005-102 Class CO 11/25/35 (m)	183,938	170,948
Series 2005-39 Class TE, 5% 5/25/35	40,109	45,114
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (b)(l)	50,620	68,019
Series 2005-81 Class PC, 5.5% 9/25/35	516,778	585,684
Series 2006-12 Class BO 10/25/35 (m)	839,719	779,796
Series 2006-15 Class OP 3/25/36 (m)	960,973	880,959
Series 2006-37 Class OW 5/25/36 (m)	92,352	83,481
Series 2006-45 Class OP 6/25/36 (m)	298,634	271,729
Series 2006-62 Class KP 4/25/36 (m)	492,251	452,421
Series 2012-149:
Class DA, 1.75% 1/25/43	4,002,462	4,110,020
Class GA, 1.75% 6/25/42	4,316,580	4,436,269
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	79,296	90,247
Series 1999-25 Class Z, 6% 6/25/29	300,292	338,746
Series 2001-20 Class Z, 6% 5/25/31	402,674	451,499
Series 2001-31 Class ZC, 6.5% 7/25/31	215,909	247,174
Series 2002-16 Class ZD, 6.5% 4/25/32	128,008	149,307
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (b)(k)(l)	464,788	65,389
Series 2012-67 Class AI, 4.5% 7/25/27 (k)	854,577	52,720
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (b)(k)(l)	501,657	126,464
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (b)(k)(l)	266,712	58,278
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (b)(l)	10,497	12,182
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (b)(k)(l)	66,685	15,160
Series 2005-72 Class ZC, 5.5% 8/25/35	3,777,524	4,272,181
Series 2005-79 Class ZC, 5.9% 9/25/35	1,452,189	1,646,692
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (b)(l)	242,579	499,188
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (b)(l)	331,917	686,175
Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (b)(l)	118,494	219,124
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (b)(k)(l)	1,716,391	350,194
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (b)(k)(l)	1,654,694	316,686
Class ZA, 4.5% 12/25/40	2,951,653	3,226,463
Series 2010-139 Class NI, 4.5% 2/25/40 (k)	895,245	51,867
Series 2010-150 Class ZC, 4.75% 1/25/41	5,274,160	5,873,254
Series 2010-17 Class DI, 4.5% 6/25/21 (k)	4	0
Series 2010-95 Class ZC, 5% 9/25/40	11,276,805	12,550,567
Series 2011-39 Class ZA, 6% 11/25/32	1,162,766	1,341,584
Series 2011-4 Class PZ, 5% 2/25/41	1,823,106	2,167,640
Series 2011-67 Class AI, 4% 7/25/26 (k)	286,484	15,278
Series 2011-83 Class DI, 6% 9/25/26 (k)	130,203	3,978
Series 2012-100 Class WI, 3% 9/25/27 (k)	3,385,759	257,520
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (b)(k)(l)	912,098	80,885
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (b)(k)(l)	990,423	105,791
Series 2013-133 Class IB, 3% 4/25/32 (k)	1,954,636	88,837
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (b)(k)(l)	1,081,507	189,477
Series 2013-51 Class GI, 3% 10/25/32 (k)	3,102,783	238,440
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (b)(k)(l)	1,325,096	256,871
Series 2015-42 Class IL, 6% 6/25/45 (k)	5,108,969	1,006,322
Series 2015-70 Class JC, 3% 10/25/45	7,159,409	7,599,074
Series 2017-30 Class AI, 5.5% 5/25/47 (k)	2,806,343	566,876
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (k)	251,121	47,449
Series 343 Class 16, 5.5% 5/25/34 (k)	222,729	37,818
Series 348 Class 14, 6.5% 8/25/34 (b)(k)	164,223	37,753
Series 351:
Class 12, 5.5% 4/25/34 (b)(k)	104,970	19,892
Class 13, 6% 3/25/34 (k)	145,774	27,758
Series 359 Class 19, 6% 7/25/35 (b)(k)	89,950	18,779
Series 384 Class 6, 5% 7/25/37 (k)	1,044,283	190,821
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9123% 1/15/32 (b)(c)	23,504	23,920
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (b)(c)	30,181	30,828
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (b)(c)	31,597	32,313
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0123% 6/15/31 (b)(c)	54,510	55,553
Class FG, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (b)(c)	16,914	17,248
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3623% 5/15/37 (b)(c)	1,273,875	1,278,954
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	443,371	494,988
Series 2101 Class PD, 6% 11/15/28	36,047	40,141
Series 2104 Class PG, 6% 12/15/28	8,209	9,183
Series 2121 Class MG, 6% 2/15/29	167,779	187,162
Series 2131 Class BG, 6% 3/15/29	1,202,590	1,345,500
Series 2137 Class PG, 6% 3/15/29	181,953	203,900
Series 2154 Class PT, 6% 5/15/29	323,985	362,865
Series 2162 Class PH, 6% 6/15/29	66,485	73,937
Series 2520 Class BE, 6% 11/15/32	475,621	547,078
Series 2693 Class MD, 5.5% 10/15/33	1,365,104	1,556,817
Series 2802 Class OB, 6% 5/15/34	529,067	595,289
Series 3002 Class NE, 5% 7/15/35	1,244,909	1,392,982
Series 3110 Class OP 9/15/35 (m)	490,005	474,002
Series 3119 Class PO 2/15/36 (m)	1,130,817	1,034,876
Series 3121 Class KO 3/15/36 (m)	184,126	171,170
Series 3123 Class LO 3/15/36 (m)	645,969	591,654
Series 3145 Class GO 4/15/36 (m)	643,479	592,813
Series 3189 Class PD, 6% 7/15/36	1,037,709	1,217,934
Series 3225 Class EO 10/15/36 (m)	340,454	310,342
Series 3258 Class PM, 5.5% 12/15/36	485,136	556,879
Series 3415 Class PC, 5% 12/15/37	444,118	496,333
Series 3786 Class HI, 4% 3/15/38 (k)	419,480	6,989
Series 3806 Class UP, 4.5% 2/15/41	2,714,854	3,012,649
Series 3832 Class PE, 5% 3/15/41	5,066,317	5,669,491
Series 4135 Class AB, 1.75% 6/15/42	3,247,106	3,337,335
Series 4765 Class PE, 3% 12/15/41	7,111,833	7,215,009
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	3,894	4,351
Series 2135 Class JE, 6% 3/15/29	93,574	104,606
Series 2274 Class ZM, 6.5% 1/15/31	125,862	143,274
Series 2281 Class ZB, 6% 3/15/30	228,980	254,070
Series 2303 Class ZV, 6% 4/15/31	110,507	124,270
Series 2357 Class ZB, 6.5% 9/15/31	864,089	1,004,826
Series 2502 Class ZC, 6% 9/15/32	229,734	263,702
Series 2519 Class ZD, 5.5% 11/15/32	307,054	347,249
Series 2546 Class MJ, 5.5% 3/15/23	65,974	68,742
Series 2601 Class TB, 5.5% 4/15/23	30,297	31,549
Series 2998 Class LY, 5.5% 7/15/25	156,115	167,625
Series 3871 Class KB, 5.5% 6/15/41	4,123,644	4,825,371
Series 4423 Class NJ, 3% 9/15/41	15,752,693	15,985,515
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (b)(k)(l)	327,176	66,714
Series 1658 Class GZ, 7% 1/15/24	9,540	10,263
Series 2013-4281 Class AI, 4% 12/15/28 (k)	2,478,123	117,390
Series 2017-4683 Class LM, 3% 5/15/47	6,966,785	7,380,104
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 8.0878% 11/15/31 (b)(k)(l)	47,266	6,840
Series 2587 Class IM, 6.5% 3/15/33 (k)	7,788	1,593
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (b)(l)	944	1,087
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (b)(l)	1,382	1,756
Series 2933 Class ZM, 5.75% 2/15/35	3,084,569	3,618,272
Series 2935 Class ZK, 5.5% 2/15/35	4,394,778	5,018,414
Series 2947 Class XZ, 6% 3/15/35	1,831,137	2,121,770
Series 2996 Class ZD, 5.5% 6/15/35	2,276,160	2,644,629
Series 3237 Class C, 5.5% 11/15/36	3,240,110	3,707,811
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (b)(k)(l)	1,399,441	330,164
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (b)(k)(l)	2,196,561	539,319
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (b)(k)(l)	3,078,992	765,273
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (b)(k)(l)	1,094,182	231,663
Series 3949 Class MK, 4.5% 10/15/34	887,462	978,218
Series 3955 Class YI, 3% 11/15/21 (k)	4,834	36
Series 4055 Class BI, 3.5% 5/15/31 (k)	1,871,153	93,681
Series 4149 Class IO, 3% 1/15/33 (k)	1,582,810	172,454
Series 4314 Class AI, 5% 3/15/34 (k)	592,626	39,477
Series 4427 Class LI, 3.5% 2/15/34 (k)	3,795,355	285,371
Series 4471 Class PA 4% 12/15/40	4,979,152	5,341,257
target amortization class Series 2156 Class TC, 6.25% 5/15/29	193,952	209,881
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0265% 2/15/24 (b)(c)	54,073	54,396
planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	10,848	12,298
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	142,736	158,893
Series 2056 Class Z, 6% 5/15/28	334,147	372,806
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	9,406,952	10,269,689
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	10,798,918	11,712,143
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (b)(k)(l)	604,660	135,604
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6775% 3/20/60 (b)(c)(n)	7,810,205	7,834,141
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (b)(c)(n)	1,055,357	1,053,302
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60 (b)(c)(n)	1,286,289	1,283,073
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (b)(c)(n)	1,296,976	1,293,879
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (b)(c)(n)	2,593,298	2,591,718
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (b)(c)(n)	3,080,855	3,087,281
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (b)(c)(n)	4,911,802	4,919,396
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (b)(c)(n)	6,952,631	6,962,719
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (b)(c)(n)	2,913,437	2,919,691
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (b)(c)(n)	4,717,207	4,727,339
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (b)(c)(n)	3,325,430	3,332,576
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (b)(c)(n)	3,916,610	3,927,083
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6939% 9/20/61 (b)(c)(n)	729,673	732,106
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (b)(c)(n)	4,519,829	4,539,008
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5111% 8/20/42 (b)(c)	353,907	356,349
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (b)(c)(n)	4,211,452	4,238,656
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (b)(c)(n)	2,816,542	2,833,719
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (b)(c)(n)	4,015,846	4,035,193
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (b)(c)(n)	2,548,917	2,560,036
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (b)(c)(n)	51,261	51,542
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6639% 10/20/62 (b)(c)(n)	601,466	602,897
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6739% 7/20/60 (b)(c)(n)	65,042	65,084
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5039% 3/20/63 (b)(c)(n)	803,064	802,322
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (b)(c)(n)	3,493,686	3,506,720
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7439% 12/20/63 (b)(c)(n)	13,661,586	13,715,923
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6439% 6/20/64 (b)(c)(n)	3,377,885	3,385,044
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 0.4439% 3/20/65 (b)(c)(n)	82,691	82,537
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4239% 5/20/63 (b)(c)(n)	86,110	85,891
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3439% 4/20/63 (b)(c)(n)	59,915	59,666
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (b)(c)(n)	14,915	14,914
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.3611% 10/20/47 (b)(c)	682,381	682,331
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.4611% 11/20/48 (b)(c)	1,533,565	1,542,430
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4111% 5/20/48 (b)(c)	6,969,651	6,981,763
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (b)(c)	879,750	881,498
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4111% 6/20/48 (b)(c)	33,284,446	33,406,872
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5111% 1/20/49 (b)(c)	9,209,363	9,291,047
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6111% 10/20/49 (b)(c)	4,029,888	4,067,612
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5111% 5/20/49 (b)(c)	7,888,401	7,960,500
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6111% 8/20/49 (b)(c)	5,542,895	5,596,996
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (b)(l)	5,050,418	5,905,200
Series 2011-136 Class WI, 4.5% 5/20/40 (k)	404,871	37,056
Series 2016-69 Class WA, 3% 2/20/46	8,564,751	9,109,511
Series 2017-134 Class BA, 2.5% 11/20/46	5,045,864	5,300,048
Series 2017-153 Class GA, 3% 9/20/47	10,517,783	11,143,779
Series 2017-182 Class KA, 3% 10/20/47	8,757,763	9,271,840
Series 2018-13 Class Q, 3% 4/20/47	12,593,702	13,277,253
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	1,790,749	2,004,006
Series 2010-160 Class DY, 4% 12/20/40	9,974,893	10,844,719
Series 2010-170 Class B, 4% 12/20/40	2,230,107	2,424,951
Series 2013-H06 Class HA, 1.65% 1/20/63 (n)	590,291	591,784
Series 2017-139 Class BA, 3% 9/20/47	18,434,033	19,317,399
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (b)(k)(l)	364,034	71,095
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (b)(k)(l)	353,186	82,572
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.5557% 6/16/37 (b)(l)	18,553	33,834
Series 2010-116 Class QB, 4% 9/16/40	2,346,533	2,543,882
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8426% 2/16/40 (b)(k)(l)	2,257,410	390,262
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 5/20/60 (b)(c)(n)	3,034,838	3,029,084
Series 2011-52 Class HI, 7% 4/16/41 (k)	89,895	17,840
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9889% 7/20/41 (b)(k)(l)	979,816	187,655
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (b)(k)(l)	1,296,745	279,639
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (b)(l)	295,602	309,775
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (b)(l)	593,610	608,867
Series 2013-149 Class MA, 2.5% 5/20/40	11,101,637	11,488,891
Series 2014-2 Class BA, 3% 1/20/44	15,936,418	16,913,664
Series 2014-21 Class HA, 3% 2/20/44	6,388,547	6,783,363
Series 2014-25 Class HC, 3% 2/20/44	10,393,445	10,988,870
Series 2014-5 Class A, 3% 1/20/44	9,298,902	9,820,663
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)	807,628	814,859
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)	84,601	84,573
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.61% 5/20/66 (b)(c)(n)	1,790,812	1,779,032
Series 2017-186 Class HK, 3% 11/16/45	1,005,264	1,063,888
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (b)(c)(n)	19,073,826	18,890,416
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 3.9331% 5/20/65 (b)(n)	2,037,233	2,109,278

TOTAL U.S. GOVERNMENT AGENCY		505,966,167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $635,754,655)		649,543,044

Commercial Mortgage Securities - 3.0%
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (a)(b)(c)	30,560,000	30,627,608
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	38,600,000	39,582,108
Class ANM, 3.112% 11/5/32 (a)	22,568,000	22,987,848
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	5,065,000	4,887,288
Class CNM, 3.7186% 11/5/32 (a)(b)	2,095,000	1,945,157
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	965,000	1,079,405
Series 2019-BN21 Class A5, 2.851% 10/17/52	26,963,000	28,766,922
Series 2019-BN24 Class A3, 2.96% 11/15/62	12,772,000	13,670,033
Bayview Commercial Asset Trust:
floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.5176% 11/25/35 (a)(b)(c)	20,443	19,476
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 0.5076% 1/25/36 (a)(b)(c)	51,344	48,750
Class M1, 1 month U.S. LIBOR + 0.450% 0.5676% 1/25/36 (a)(b)(c)	16,562	15,867
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 12/25/36 (a)(b)(c)	123,124	115,724
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3876% 3/25/37 (a)(b)(c)	30,913	28,981
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3876% 7/25/37 (a)(b)(c)	90,240	85,444
Class A2, 1 month U.S. LIBOR + 0.320% 0.4376% 7/25/37 (a)(b)(c)	84,587	67,305
Class M1, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(b)(c)	28,869	26,121
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.4076% 7/25/37 (a)(b)(c)	31,162	28,609
Class M1, 1 month U.S. LIBOR + 0.310% 0.4276% 7/25/37 (a)(b)(c)	16,532	14,752
Class M2, 1 month U.S. LIBOR + 0.340% 0.4576% 7/25/37 (a)(b)(c)	17,702	15,693
Class M3, 1 month U.S. LIBOR + 0.370% 0.4876% 7/25/37 (a)(b)(c)	28,382	25,484
Class M4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/37 (a)(b)(c)	44,767	39,948
Class M5, 1 month U.S. LIBOR + 0.600% 0.7176% 7/25/37 (a)(b)(c)	18,706	15,905
Series 2006-3A, Class IO, 0% 10/25/36 (a)(b)(j)(k)	4,249,745	0
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	3,988,000	4,569,174
Series 2019-B10 Class A4, 3.717% 3/15/62	6,658,000	7,478,564
Series 2019-B13 Class A4, 2.952% 8/15/57	25,034,000	26,764,495
Series 2019-B14 Class A5, 3.0486% 12/15/62	6,341,000	6,831,972
Series 2018-B8 Class A5, 4.2317% 1/15/52	49,694,000	57,512,312
Series 2019-B14 Class XA, 0.787% 12/15/62 (b)(k)	149,322,109	7,250,096
Series 2020-B17 Class XA, 1.4195% 3/15/53 (b)(k)	135,222,530	12,035,008
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (a)(b)(c)	18,140,000	18,321,289
BX Commercial Mortgage Trust:
floater Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (a)(b)(c)	20,710,021	20,710,016
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (a)(b)(c)	16,520,513	16,520,509
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (a)(b)(c)	25,834,633	25,834,625
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.988% 11/15/32 (a)(b)(c)	8,895,000	8,900,531
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	55,240,028	55,281,612
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (a)(b)(c)	26,475,000	26,557,750
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (a)(b)(c)	10,416,806	8,256,104
Series 2018-IND:
Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	5,893,174	5,895,017
Class C, 1 month U.S. LIBOR + 1.100% 1.212% 11/15/35 (a)(b)(c)	2,494,100	2,494,877
Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (a)(b)(c)	11,123,700	11,127,196
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (a)(b)(c)	16,075,000	15,994,691
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (a)(b)(c)	10,627,000	10,494,283
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (a)(b)(c)	11,156,000	10,988,808
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (a)(b)(c)	16,971,546	16,983,713
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (a)(b)(c)	21,335,468	21,350,715
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (a)(b)(c)	30,220,896	30,242,407
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (a)(b)(c)	42,463,040	42,493,062
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (a)(b)(c)	20,949,535	20,943,240
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	32,462,000	32,421,452
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	16,796,000	16,795,997
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (a)(b)(c)	9,400,000	9,397,045
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	43,625,748	43,356,150
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (a)(b)(c)	8,546,122	8,354,456
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (a)(b)(c)	9,654,340	9,293,803
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.8832% 9/10/58 (b)(k)	2,787,716	94,694
Series 2016-P6 Class XA, 0.7704% 12/10/49 (b)(k)	2,868,491	72,772
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	50,000	52,283
Series 2014-CR18 Class A5, 3.828% 7/15/47	6,763,000	7,383,904
Series 2014-CR20 Class XA, 1.0187% 11/10/47 (b)(k)	674,027	20,931
Series 2014-LC17 Class XA, 0.7221% 10/10/47 (b)(k)	2,292,154	47,639
Series 2014-UBS6 Class XA, 0.8865% 12/10/47 (b)(k)	1,702,902	44,778
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (a)(b)(c)	332,000	332,634
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	3,742,000	3,747,971
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (a)(b)(c)	17,263,000	17,317,910
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (a)(b)(c)	4,157,000	4,162,212
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	10,200,000	10,436,670
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	19,432,000	19,372,876
Class B, 4.5349% 4/15/36 (a)	6,067,000	6,004,048
Class C, 4.782% 4/15/36 (a)(b)	4,009,000	3,867,786
Class D, 4.782% 4/15/36 (a)(b)	8,018,000	7,202,778
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (a)(b)(c)	23,400,000	23,584,528
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (a)(b)(c)	4,900,000	4,916,745
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (a)(b)(c)	2,600,000	2,624,810
GS Mortgage Securities Trust:
floater Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (a)(b)(c)	13,411,000	13,008,823
Series 2014-GC20 Class XA, 1.0091% 4/10/47 (b)(k)	584,345	14,444
Series 2015-GC34 Class XA, 1.2218% 10/10/48 (b)(k)	1,362,553	63,155
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	2,674,000	2,845,011
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	8,383,000	9,018,474
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class A/S, 4.2707% 6/15/45	8,888,000	9,234,957
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	11,968,000	12,707,300
Class CFX, 4.9498% 7/5/33 (a)	4,047,000	4,281,077
Class DFX, 5.3503% 7/5/33 (a)	6,993,000	7,387,866
Class EFX, 5.5422% 7/5/33 (a)	8,515,000	8,779,761
Class XAFX, 1.116% 7/5/33 (a)(b)(k)	1,280,000	31,077
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class B, 3.59% 5/15/31 (a)	14,072,000	14,080,916
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	10,019,000	10,059,755
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.0528% 10/15/48 (b)(k)	1,671,327	62,162
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (a)	8,904,000	8,912,840
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.962% 8/15/33 (a)(b)(c)	361,287	360,854
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (a)(b)(c)	34,300,000	35,113,565
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	49,092,000	51,262,809
Series 2018-H4 Class A4, 4.31% 12/15/51	11,199,000	12,929,501
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)(b)	7,093,000	7,156,192
Class C, 3.1771% 11/10/36 (a)(b)	6,805,000	6,759,991
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (a)(b)(c)	23,529,000	23,522,566
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (a)(b)(c)	25,524,950	25,396,529
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.0307% 12/15/50 (b)(k)	2,152,187	110,899
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	195,932	195,263
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	30,230,000	30,043,463
Series 2020-LAB:
Class B, 2.453% 10/10/42 (a)	1,800,000	1,803,549
Class X, 0.4294% 10/10/42 (a)(b)(k)	57,900,000	2,110,710
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	20,013,000	21,554,283
Series 2015-C31 Class XA, 0.9726% 11/15/48 (b)(k)	1,402,871	52,782
Series 2017-C42 Class XA, 0.8822% 12/15/50 (b)(k)	2,558,038	126,476
Series 2018-C46 Class XA, 0.9387% 8/15/51 (b)(k)	15,280,384	724,475
Series 2018-C48 Class A5, 4.302% 1/15/52	12,901,000	14,909,407
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(c)	184,236	184,264
Series 2014-C24 Class XA, 0.8542% 11/15/47 (b)(k)	1,015,381	27,539
Series 2014-LC14 Class XA, 1.2618% 3/15/47 (b)(k)	1,042,731	32,198
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,196,862,180)		1,201,698,299

Municipal Securities - 0.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$4,580,000	$7,257,422
Series 2010, 7.625% 3/1/40	9,470,000	15,746,243
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	12,265,000	16,348,877
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	16,911,818	17,564,783
5.1% 6/1/33	105,490,000	117,844,989
Series 2010-1, 6.63% 2/1/35	22,660,000	26,787,972
Series 2010-3:
6.725% 4/1/35	33,175,000	39,464,980
7.35% 7/1/35	15,500,000	19,046,090
Series 2010-5, 6.2% 7/1/21	159,000	161,281
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,356,000	55,111,509
TOTAL MUNICIPAL SECURITIES
(Cost $282,081,036)		315,334,146

Foreign Government and Government Agency Obligations - 0.7%
Brazilian Federative Republic:
4.25% 1/7/25	$26,790,000	$28,899,713
5.625% 1/7/41	27,107,000	28,411,524
Chilean Republic 2.45% 1/31/31	22,715,000	22,984,741
Emirate of Abu Dhabi:
3.125% 4/16/30 (a)	25,525,000	27,656,338
3.875% 4/16/50 (a)	21,930,000	24,136,158
Kingdom of Saudi Arabia:
2.9% 10/22/25 (a)	17,470,000	18,649,225
3.25% 10/22/30 (a)	14,315,000	15,299,156
4.5% 4/22/60 (a)	9,380,000	10,678,544
State of Qatar:
3.4% 4/16/25 (a)	13,960,000	15,246,938
3.75% 4/16/30 (a)	39,960,000	45,079,875
4.4% 4/16/50 (a)	38,725,000	45,356,656
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $259,331,056)		282,398,868

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23
(Cost $30,849,461)	30,900,000	31,983,972

Bank Notes - 0.4%
Discover Bank:
3.2% 8/9/21	$39,891,000	$40,293,039
3.35% 2/6/23	15,572,000	16,391,476
4.682% 8/9/28 (b)	15,090,000	16,138,755
KeyBank NA 6.95% 2/1/28	3,200,000	4,107,009
RBS Citizens NA 2.55% 5/13/21	8,404,000	8,426,245
Regions Bank 6.45% 6/26/37	42,478,000	58,675,454
Synchrony Bank 3.65% 5/24/21	26,463,000	26,586,918
TOTAL BANK NOTES
(Cost $149,079,979)		170,618,896

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Bank of Nova Scotia 4.65%(b)(o)	$6,962,000	$7,095,146
Barclays Bank PLC 7.625% 11/21/22	643,000	720,594
TOTAL PREFERRED SECURITIES
(Cost $7,781,223)		7,815,740
	Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund 0.07% (p)	2,041,819,482	2,042,227,846
Fidelity Securities Lending Cash Central Fund 0.08% (p)(q)	809,857,419	809,938,405
TOTAL MONEY MARKET FUNDS
(Cost $2,852,160,037)		2,852,166,251

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.865% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	$1,625,874
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.4025% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	932,403

TOTAL PUT OPTIONS			2,558,277

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.865% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2031	10/14/21	21,700,000	78,782
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.4025% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/26/25	20,100,000	325,345

TOTAL CALL OPTIONS			404,127

TOTAL PURCHASED SWAPTIONS
(Cost $2,147,030)			2,962,404
TOTAL INVESTMENT IN SECURITIES - 112.6%
(Cost $43,844,397,682)			45,182,687,063
NET OTHER ASSETS (LIABILITIES) - (12.6)%			(5,045,340,612)
NET ASSETS - 100%			$40,137,346,451

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(75,700,000)	$(76,875,704)
2% 3/1/51	(37,900,000)	(38,488,629)
2.5% 3/1/51	(89,550,000)	(92,993,502)
3% 3/1/51	(95,900,000)	(99,906,424)
3% 3/1/51	(27,350,000)	(28,492,604)
3% 3/1/51	(18,050,000)	(18,804,077)
3% 3/1/51	(44,000,000)	(45,838,192)

TOTAL GINNIE MAE		(401,399,132)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(44,300,000)	(44,867,430)
2% 3/1/51	(94,450,000)	(95,349,117)
2% 3/1/51	(117,550,000)	(118,669,017)
2% 3/1/51	(117,650,000)	(118,769,969)
2.5% 3/1/51	(27,000,000)	(27,997,734)
2.5% 3/1/51	(138,600,000)	(143,721,700)
2.5% 3/1/51	(66,775,000)	(69,242,543)
2.5% 3/1/51	(95,900,000)	(99,443,802)
2.5% 3/1/51	(27,350,000)	(28,360,667)
2.5% 3/1/51	(105,000,000)	(108,880,076)
2.5% 3/1/51	(42,600,000)	(44,174,202)
3% 3/1/51	(159,350,000)	(166,863,098)
3% 3/1/51	(145,500,000)	(152,360,092)
3% 3/1/51	(54,600,000)	(57,174,303)
3% 3/1/51	(80,750,000)	(84,557,233)
3% 3/1/51	(56,850,000)	(59,530,387)
3% 3/1/51	(55,225,000)	(57,828,770)
3% 3/1/51	(45,425,000)	(47,566,716)
3% 3/1/51	(103,275,000)	(108,144,251)
3% 3/1/51	(42,900,000)	(44,922,666)
3% 3/1/51	(57,600,000)	(60,315,748)
3% 3/1/51	(24,250,000)	(25,393,349)
3% 3/1/51	(80,400,000)	(84,190,731)
3% 3/1/51	(80,900,000)	(84,714,306)
3% 3/1/51	(95,900,000)	(100,421,532)
3% 3/1/51	(27,350,000)	(28,639,509)
3% 4/1/51	(49,150,000)	(51,475,021)
3.5% 3/1/51	(93,000,000)	(98,659,924)
3.5% 3/1/51	(8,220,000)	(8,720,264)
3.5% 3/1/51	(50,300,000)	(53,361,227)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,274,315,384)

TOTAL TBA SALE COMMITMENTS
(Proceeds $2,679,388,840)		$(2,675,714,516)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	169,000,000	$(6,499,182)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(1,124,253)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	84,100,000	(2,873,664)

TOTAL PUT SWAPTIONS			(10,497,099)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2026	2/5/26	169,000,000	(4,317,695)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	30,000,000	(636,119)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	84,100,000	(1,928,258)

TOTAL CALL SWAPTIONS			(6,882,072)

TOTAL WRITTEN SWAPTIONS			$(17,379,171)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,063	June 2021	$131,778,781	$(475,509)	$(475,509)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	334	June 2021	53,179,063	(489,942)	(489,942)
TOTAL PURCHASED					(965,451)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	2,903	June 2021	385,282,531	4,416,421	4,416,422
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3,796	June 2021	838,026,313	419,554	419,554
TOTAL SOLD					4,835,976
TOTAL FUTURES CONTRACTS					$3,870,525

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 3.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,768,398,117.

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$24,040,000	$(164,071)	$9,146	$(154,925)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	117,200,000	(799,878)	(1,593)	(801,471)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	14,870,000	(101,486)	(191,763)	(293,249)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	43,250,000	(295,177)	(594,467)	(889,644)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	11,210,000	(76,507)	(139,995)	(216,502)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	12,630,000	(86,198)	49,463	(36,735)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	13,370,000	(91,249)	(102,822)	(194,071)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	25,230,000	(72,054)	(32,064)	(104,118)

TOTAL CREDIT DEFAULT SWAPS						$(1,686,620)	$(1,004,095)	$(2,690,715)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$177,597,000	$(110,270)	$0	$(110,270)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	29,507,000	(197,270)	0	(197,270)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	63,898,000	(2,778,971)	0	(2,778,971)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	29,448,000	21,816	0	21,816
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	2,607,000	(136,877)	0	(136,877)

TOTAL INTEREST RATE SWAPS							$(3,201,572)	$0	$(3,201,572)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

For the period, the average monthly notional amount for swaps in the aggregate was $644,426,000.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,912,151,761 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,593,635.

 (f) Security or a portion of the security has been segregated as collateral for open options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $3,932,594.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $22,125,090.

 (h) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $4,533,658.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Level 3 security

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security is perpetual in nature with no stated maturity date.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$736,056
Fidelity Securities Lending Cash Central Fund	228,109
Total	$964,165

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,627,997,340. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $14,443,379,375 and $14,029,208,950, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$13,747,648,077	$--	$13,747,648,077	$--
U.S. Government and Government Agency Obligations	14,799,410,814	--	14,799,410,814	--
U.S. Government Agency - Mortgage Securities	8,625,424,902	--	8,625,424,902	--
Asset-Backed Securities	2,495,681,650	--	2,495,681,650	--
Collateralized Mortgage Obligations	649,543,044	--	649,543,013	31
Commercial Mortgage Securities	1,201,698,299	--	1,201,698,299	--
Municipal Securities	315,334,146	--	315,334,146	--
Foreign Government and Government Agency Obligations	282,398,868	--	282,398,868	--
Supranational Obligations	31,983,972	--	31,983,972	--
Bank Notes	170,618,896	--	170,618,896	--
Preferred Securities	7,815,740	--	7,815,740	--
Money Market Funds	2,852,166,251	2,852,166,251	--	--
Purchased Swaptions	2,962,404	--	2,962,404	--
Total Investments in Securities:	$45,182,687,063	$2,852,166,251	$42,330,520,781	$31
Derivative Instruments:
Assets
Futures Contracts	$4,835,976	$4,835,976	$--	$--
Swaps	21,816	--	21,816	--
Total Assets	$4,857,792	$4,835,976	$21,816	$--
Liabilities
Futures Contracts	$(965,451)	$(965,451)	$--	$--
Swaps	(4,910,008)	--	(4,910,008)	--
Written Swaptions	(17,379,171)	--	(17,379,171)	--
Total Liabilities	$(23,254,630)	$(965,451)	$(22,289,179)	$--
Total Derivative Instruments:	$(18,396,838)	$3,870,525	$(22,267,363)	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,675,714,516)	$--	$(2,675,714,516)	$--
Total Other Financial Instruments:	$(2,675,714,516)	$--	$(2,675,714,516)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(1,686,620)
Total Credit Risk	0	(1,686,620)
Interest Rate Risk
Futures Contracts(b)	4,835,976	(965,451)
Purchased Swaptions(c)	2,962,404	0
Swaps(d)	21,816	(3,223,388)
Written Swaptions(e)	0	(17,379,171)
Total Interest Rate Risk	7,820,196	(21,568,010)
Total Value of Derivatives	$7,820,196	$(23,254,630)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (d) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.6%
Cayman Islands	4.6%
United Kingdom	1.6%
Mexico	1.4%
Others (Individually Less Than 1%)	3.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $794,597,826) — See accompanying schedule: Unaffiliated issuers (cost $40,992,237,645)	$42,330,520,812
Fidelity Central Funds (cost $2,852,160,037)	2,852,166,251
Total Investment in Securities (cost $43,844,397,682)		$45,182,687,063
Receivable for investments sold		2,480,904,201
Receivable for premium on written options		15,428,370
Receivable for TBA sale commitments		2,679,388,840
Receivable for fund shares sold		1,356,257,535
Interest receivable		179,760,180
Distributions receivable from Fidelity Central Funds		203,429
Receivable for daily variation margin on centrally cleared OTC swaps		444,347
Total assets		51,895,073,965
Liabilities
Payable to custodian bank	$22,323
Payable for investments purchased
Regular delivery	3,850,654,150
Delayed delivery	4,385,112,024
TBA sale commitments, at value	2,675,714,516
Payable for fund shares redeemed	16,337,588
Bi-lateral OTC swaps, at value	1,686,620
Payable for daily variation margin on futures contracts	660,463
Written options, at value (premium receivable $15,428,370)	17,379,171
Other payables and accrued expenses	222,254
Collateral on securities loaned	809,938,405
Total liabilities		11,757,727,514
Net Assets		$40,137,346,451
Net Assets consist of:
Paid in capital		$38,989,468,068
Total accumulated earnings (loss)		1,147,878,383
Net Assets		$40,137,346,451
Net Asset Value, offering price and redemption price per share ($40,137,346,451 ÷ 3,434,355,449 shares)		$11.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$262,326
Interest		420,021,524
Income from Fidelity Central Funds (including $228,109 from security lending)		964,165
Total income		421,248,015
Expenses
Custodian fees and expenses	$262,901
Independent trustees' fees and expenses	55,420
Miscellaneous	36,216
Total expenses before reductions	354,537
Expense reductions	(1,082)
Total expenses after reductions		353,455
Net investment income (loss)		420,894,560
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(144,747,648)
Fidelity Central Funds	60,081
Futures contracts	15,933,108
Swaps	(3,132,691)
Written options	(596,568)
Total net realized gain (loss)		(132,483,718)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(305,465,980)
Futures contracts	2,775,408
Swaps	(3,020,686)
Written options	(1,150,439)
Delayed delivery commitments	4,336,730
Total change in net unrealized appreciation (depreciation)		(302,524,967)
Net gain (loss)		(435,008,685)
Net increase (decrease) in net assets resulting from operations		$(14,114,125)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$420,894,560	$943,023,320
Net realized gain (loss)	(132,483,718)	1,358,922,639
Change in net unrealized appreciation (depreciation)	(302,524,967)	298,624,762
Net increase (decrease) in net assets resulting from operations	(14,114,125)	2,600,570,721
Distributions to shareholders	(1,745,777,509)	(952,811,929)
Share transactions
Proceeds from sales of shares	6,646,799,849	14,055,883,892
Reinvestment of distributions	1,745,777,509	949,432,330
Cost of shares redeemed	(2,440,842,860)	(9,747,907,408)
Net increase (decrease) in net assets resulting from share transactions	5,951,734,498	5,257,408,814
Total increase (decrease) in net assets	4,191,842,864	6,905,167,606
Net Assets
Beginning of period	35,945,503,587	29,040,335,981
End of period	$40,137,346,451	$35,945,503,587
Other Information
Shares
Sold	561,749,074	1,194,822,848
Issued in reinvestment of distributions	148,014,763	80,274,402
Redeemed	(203,591,220)	(832,638,354)
Net increase (decrease)	506,172,617	442,458,896

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Investment Grade Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.28	$11.68	$10.97	$11.37	$11.62	$11.27
Income from Investment Operations
Net investment income (loss)A	.136	.333	.362	.338	.293	.318
Net realized and unrealized gain (loss)	(.126)	.603	.727	(.390)	(.135)	.437
Total from investment operations	.010	.936	1.089	(.052)	.158	.755
Distributions from net investment income	(.132)	(.336)	(.379)	(.337)	(.292)	(.325)
Distributions from net realized gain	(.468)	–	–	(.011)	(.116)	(.080)
Total distributions	(.600)	(.336)	(.379)	(.348)	(.408)	(.405)
Net asset value, end of period	$11.69	$12.28	$11.68	$10.97	$11.37	$11.62
Total ReturnB,C	.09%	8.16%	10.16%	(.45)%	1.45%	6.87%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.32%	.45%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.32%	.45%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.32%	.45%
Net investment income (loss)	2.31%F	2.82%	3.27%	3.05%	2.63%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$40,137,346	$35,945,504	$29,040,336	$26,378,204	$26,071,511	$11,889,444
Portfolio turnover rateH	265%F	259%I	175%	103%	183%	121%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, options, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,757,379,143
Gross unrealized depreciation	(388,914,069)
Net unrealized appreciation (depreciation)	$1,368,465,074
Tax cost	$43,813,923,750

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(2,510,806)	$342,214
Total Credit Risk	(2,510,806)	342,214
Interest Rate Risk
Futures Contracts	15,933,108	2,775,408
Purchased Options	47,290	978,251
Swaps	(602,583)	(3,362,900)
Written Options	(596,568)	(1,150,439)
Total Interest Rate Risk	14,781,247	(759,680)
Totals	$12,270,441	$(417,466)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Investment Grade Bond Fund	19,062,238,100	19,692,923,666

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $4,432,072,481 in exchange for 382,404,873 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Investment Grade Bond Fund	$36,216

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Investment Grade Bond Fund	$34,380	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,082.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Investment Grade Bond Fund	- %C
Actual		$1,000.00	$1,000.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LIG-SANN-0421
1.873110.112

Fidelity® Corporate Bond Fund

Semi-Annual Report

February 28, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	2.5%
AAA	0.2%
AA	1.9%
A	24.0%
BBB	57.3%
BB and Below	9.9%
Short-Term Investments and Net Other Assets	4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	91.4%
U.S. Government and U.S. Government Agency Obligations	2.5%
Asset-Backed Securities	0.1%
Municipal Bonds	0.2%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.2%

 * Foreign investments - 18.3%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 91.4%
	Principal Amount	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.:
2.25% 2/1/32	$13,000,000	$12,481,872
3.55% 9/15/55 (a)	5,501,000	5,050,692
3.65% 9/15/59 (a)	3,848,000	3,547,864
3.8% 12/1/57 (a)	16,364,000	15,557,578
4.3% 2/15/30	5,000,000	5,734,178
4.5% 5/15/35	3,834,000	4,415,435
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	8,250,000	8,971,875
Verizon Communications, Inc.:
3% 11/20/60	8,375,000	7,505,486
3.15% 3/22/30	721,000	773,328
4.016% 12/3/29	10,000,000	11,461,612
4.329% 9/21/28	2,268,000	2,639,181
4.4% 11/1/34	13,039,000	15,468,010
4.5% 8/10/33	1,048,000	1,249,876
		94,856,987
Entertainment - 0.4%
The Walt Disney Co. 3.8% 3/22/30	11,650,000	13,340,483
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	3,730,000	4,056,375
Media - 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (a)	13,200,000	13,668,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61	8,500,000	7,861,839
5.375% 5/1/47	4,670,000	5,489,566
Comcast Corp.:
2.45% 8/15/52	10,000,000	8,736,347
3.55% 5/1/28	10,000,000	11,176,005
3.999% 11/1/49	1,427,000	1,641,524
4.65% 7/15/42	1,975,000	2,471,934
4.95% 10/15/58	6,851,000	9,313,661
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	14,514,960
4.65% 5/15/50	5,800,000	6,723,124
Fox Corp.:
3.05% 4/7/25	5,000,000	5,372,093
3.5% 4/8/30	9,550,000	10,392,475
4.03% 1/25/24	280,000	306,126
4.709% 1/25/29	405,000	475,262
5.476% 1/25/39	400,000	513,580
5.576% 1/25/49	265,000	348,850
Time Warner Cable LLC:
5.5% 9/1/41	561,000	686,630
5.875% 11/15/40	7,482,000	9,525,755
6.55% 5/1/37	1,930,000	2,626,113
6.75% 6/15/39	1,246,000	1,717,934
7.3% 7/1/38	6,915,000	9,883,907
		123,446,285
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	11,000,000	11,893,530
3.75% 4/15/27 (a)	7,500,000	8,261,400
Vodafone Group PLC:
4.125% 5/30/25	5,882,000	6,614,247
4.375% 5/30/28	6,017,000	7,050,312
5.25% 5/30/48	7,000,000	9,075,631
		42,895,120

TOTAL COMMUNICATION SERVICES		278,595,250

CONSUMER DISCRETIONARY - 5.8%
Automobiles - 1.4%
General Motors Co.:
5% 4/1/35	2,279,000	2,715,374
5.2% 4/1/45	2,600,000	3,101,811
5.4% 10/2/23	4,378,000	4,880,348
5.4% 4/1/48	1,050,000	1,286,294
5.95% 4/1/49	4,960,000	6,477,849
General Motors Financial Co., Inc. 5.2% 3/20/23	2,705,000	2,949,555
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	12,000,000	11,873,674
2.7% 9/26/22 (a)	5,075,000	5,248,947
3.125% 5/12/23 (a)	2,177,000	2,294,312
4.75% 11/13/28 (a)	8,072,000	9,530,617
		50,358,781
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,796,023
5.75% 6/15/43	358,000	503,733
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	7,717,034
		14,016,790
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp.:
3.625% 9/1/49	14,693,000	15,746,995
4.875% 12/9/45	6,679,000	8,421,487
Starbucks Corp. 3.8% 8/15/25	7,801,000	8,708,236
		32,876,718
Household Durables - 0.5%
D.R. Horton, Inc. 2.5% 10/15/24	3,861,000	4,086,173
Lennar Corp. 4.875% 12/15/23	5,999,000	6,574,904
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,461,396
		16,122,473
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	1,032,699
Multiline Retail - 0.8%
Dollar General Corp. 3.5% 4/3/30	11,170,000	12,302,270
Dollar Tree, Inc.:
4% 5/15/25	6,286,000	6,993,452
4.2% 5/15/28	6,377,000	7,310,596
		26,606,318
Specialty Retail - 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	5,027,735
AutoNation, Inc. 4.75% 6/1/30	354,000	417,384
AutoZone, Inc. 4% 4/15/30	9,600,000	10,945,266
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	11,153,446
3.65% 4/5/29	6,377,000	7,160,450
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,298,708
4.35% 6/1/28	6,286,000	7,300,962
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,846,877
The Home Depot, Inc.:
2.375% 3/15/51	6,225,000	5,547,153
2.5% 4/15/27	247,000	264,846
5.95% 4/1/41	846,000	1,219,524
TJX Companies, Inc.:
3.5% 4/15/25	1,299,000	1,424,783
3.75% 4/15/27	5,000,000	5,656,953
		65,264,087

TOTAL CONSUMER DISCRETIONARY		206,277,866

CONSUMER STAPLES - 6.4%
Beverages - 2.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,000,000	4,811,142
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,443,193
4.9% 2/1/46	966,000	1,155,543
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	16,579,853
4.5% 6/1/50	7,000,000	8,071,960
4.6% 4/15/48	10,509,000	12,192,309
4.9% 1/23/31	5,729,000	7,009,945
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	9,069,635
Diageo Capital PLC 2.125% 4/29/32	5,396,000	5,431,009
Molson Coors Beverage Co.:
3% 7/15/26	6,000,000	6,463,544
3.5% 5/1/22	3,500,000	3,620,485
PepsiCo, Inc. 4.25% 10/22/44	5,953,000	7,322,040
		84,170,658
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	9,622,000	10,122,968
Food Products - 1.5%
Archer Daniels Midland Co. 3.25% 3/27/30	532,000	591,191
Cargill, Inc. 2.125% 4/23/30 (a)	7,534,000	7,630,566
Conagra Brands, Inc. 4.6% 11/1/25	7,750,000	8,909,045
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	9,850,000	11,032,000
Kraft Heinz Foods Co. 3.75% 4/1/30	8,037,000	8,783,256
McCormick & Co., Inc.:
1.85% 2/15/31	7,337,000	7,134,916
2.5% 4/15/30	9,060,000	9,364,463
Smithfield Foods, Inc. 3% 10/15/30 (a)	2,115,000	2,156,011
		55,601,448
Tobacco - 2.2%
Altria Group, Inc.:
3.4% 2/4/41	10,300,000	9,665,883
4.25% 8/9/42	1,221,000	1,273,923
4.8% 2/14/29	99,000	116,093
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	11,551,812
3.215% 9/6/26	11,285,000	12,154,558
3.222% 8/15/24	5,433,000	5,839,938
3.557% 8/15/27	8,000,000	8,688,090
3.984% 9/25/50	5,000,000	4,730,868
4.7% 4/2/27	2,012,000	2,304,392
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	7,764,000	8,390,038
3.75% 7/21/22 (a)	4,340,000	4,501,313
4.25% 7/21/25 (a)	4,713,000	5,247,286
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,226,182
Reynolds American, Inc.:
4.45% 6/12/25	527,000	588,395
5.7% 8/15/35	274,000	330,127
		77,608,898

TOTAL CONSUMER STAPLES		227,503,972

ENERGY - 8.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	14,116,692
Oil, Gas & Consumable Fuels - 7.9%
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,895,319
4.95% 12/15/24	3,700,000	4,163,125
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	8,092,012
3.9% 2/1/25	3,884,000	4,226,151
5.85% 2/1/35	476,000	592,974
6.25% 3/15/38	3,908,000	5,068,389
Cenovus Energy, Inc.:
3.8% 9/15/23	6,904,000	7,294,641
4.25% 4/15/27	2,604,000	2,852,136
6.75% 11/15/39	2,623,000	3,406,946
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,591,760
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	6,067,530
6.95% 4/15/29	2,739,000	3,748,451
Continental Resources, Inc. 5% 9/15/22	758,000	758,000
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	207,030
4.75% 9/30/21 (a)	142,000	143,154
4.95% 4/1/22	1,729,000	1,772,225
5.125% 5/15/29	8,176,000	8,664,271
5.6% 4/1/44	307,000	318,513
5.85% 5/21/43 (a)(b)	6,734,000	5,976,425
Enbridge Energy Partners LP 4.2% 9/15/21	127,000	128,367
Enbridge, Inc.:
4.25% 12/1/26	383,000	436,497
5.5% 12/1/46	3,408,000	4,362,488
Energy Transfer Partners LP:
3.75% 5/15/30	655,000	692,356
4.2% 9/15/23	259,000	278,939
4.95% 6/15/28	882,000	1,005,387
5.8% 6/15/38	493,000	569,164
6% 6/15/48	322,000	375,100
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	540,461
4.85% 3/15/44	1,818,000	2,134,432
4.95% 10/15/54	2,188,000	2,589,793
Equinor ASA 2.875% 4/6/25	12,000,000	12,878,454
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	4,510,000	5,030,868
Hess Corp. 4.3% 4/1/27	9,000,000	9,992,400
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	10,952,104
MPLX LP:
1.75% 3/1/26	9,336,000	9,407,879
2.65% 8/15/30	12,000,000	11,940,472
3.375% 3/15/23	613,000	642,734
4.875% 12/1/24	381,000	430,718
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.6438% 8/15/22 (b)(c)	9,718,000	9,499,345
2.9% 8/15/24	1,164,000	1,132,782
3.2% 8/15/26	157,000	150,359
3.5% 8/15/29	10,000,000	9,562,700
4.3% 8/15/39	76,000	67,450
4.4% 8/15/49	76,000	66,928
5.55% 3/15/26	670,000	715,225
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,669,194
7.375% 11/1/31	1,041,000	1,344,019
8.125% 9/15/30	4,649,000	6,176,417
Petroleos Mexicanos:
6.49% 1/23/27	991,000	1,036,834
6.5% 3/13/27	5,932,000	6,154,450
6.875% 8/4/26	2,642,000	2,820,467
Phillips 66 Co.:
1.3% 2/15/26	5,975,000	5,964,858
3.7% 4/6/23	181,000	192,750
3.85% 4/9/25	234,000	257,969
4.3% 4/1/22	271,000	282,373
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,759,409
3.85% 10/15/23	4,984,000	5,303,952
4.65% 10/15/25	5,859,000	6,497,082
Shell International Finance BV 2.375% 4/6/25	2,345,000	2,476,829
Southeast Supply Header LLC 4.25% 6/15/24 (a)	667,000	662,831
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,549,911
4.5% 3/15/45	872,000	964,735
Sunoco Logistics Partner Operations LP:
4% 10/1/27	4,055,000	4,417,277
4.25% 4/1/24	11,475,000	12,428,813
5.4% 10/1/47	1,753,000	1,924,555
The Williams Companies, Inc.:
3.5% 11/15/30	3,807,000	4,135,384
3.9% 1/15/25	252,000	274,834
4% 11/15/21	513,000	521,308
5.75% 6/24/44	4,411,000	5,523,356
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	479,918
Valero Energy Corp.:
1.2% 3/15/24	11,807,000	11,908,230
2.7% 4/15/23	668,000	696,376
2.85% 4/15/25	384,000	405,210
Western Gas Partners LP:
4.65% 7/1/26	238,000	246,382
5.3% 2/1/30	18,139,000	19,658,504
5.375% 6/1/21	1,145,000	1,145,000
		280,301,681

TOTAL ENERGY		294,418,373

FINANCIALS - 28.8%
Banks - 15.7%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	5,181,000	5,666,573
4.75% 10/12/23 (a)	6,356,000	6,984,543
Banco Santander SA 2.749% 12/3/30	17,400,000	17,269,760
Bank Ireland Group PLC 4.5% 11/25/23 (a)	6,356,000	6,947,616
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	9,000,000	9,305,473
1.898% 7/23/31 (b)	11,200,000	10,852,888
2.592% 4/29/31 (b)	12,500,000	12,838,332
3.194% 7/23/30 (b)	16,960,000	18,355,490
3.705% 4/24/28 (b)	6,286,000	7,043,740
4% 1/22/25	2,943,000	3,258,964
6.11% 1/29/37	2,152,000	2,977,868
Bank of Montreal 1.85% 5/1/25	5,316,000	5,491,733
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,635,640
Barclays PLC:
1.007% 12/10/24 (b)	4,697,000	4,721,045
3.65% 3/16/25	3,904,000	4,231,405
5.088% 6/20/30 (b)	10,793,000	12,529,531
BNP Paribas SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 1.323% 1/13/27 (a)(b)(c)	6,494,000	6,432,343
1.904% 9/30/28 (a)(b)	11,750,000	11,737,677
2.219% 6/9/26 (a)(b)	3,473,000	3,599,829
2.824% 1/26/41 (a)	9,300,000	8,731,693
3.375% 1/9/25 (a)	5,328,000	5,769,277
4.625% 3/13/27 (a)	4,075,000	4,693,567
BPCE SA:
2.277% 1/20/32 (a)(b)	12,075,000	11,991,987
4% 9/12/23 (a)	6,166,000	6,682,119
CIT Group, Inc. 5% 8/1/23	4,885,000	5,330,756
Citigroup, Inc.:
2.666% 1/29/31 (b)	8,200,000	8,474,895
3.106% 4/8/26 (b)	14,000,000	15,053,126
3.98% 3/20/30 (b)	12,000,000	13,606,343
4.4% 6/10/25	1,331,000	1,494,930
4.6% 3/9/26	921,000	1,056,925
5.5% 9/13/25	1,181,000	1,396,525
8.125% 7/15/39	1,728,000	2,917,419
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	6,941,000	6,935,278
Credit Agricole SA 2.811% 1/11/41 (a)	6,691,000	6,379,971
Danske Bank A/S:
1.171% 12/8/23 (a)(b)	16,700,000	16,800,822
3.001% 9/20/22 (a)(b)	7,399,000	7,491,553
Fifth Third Bancorp:
2.55% 5/5/27	10,666,000	11,359,098
4.3% 1/16/24	3,592,000	3,948,178
8.25% 3/1/38	3,460,000	5,732,897
HSBC Holdings PLC:
2.357% 8/18/31 (b)	24,800,000	24,647,065
2.848% 6/4/31 (b)	9,800,000	10,129,125
4.041% 3/13/28 (b)	6,005,000	6,727,034
4.95% 3/31/30	462,000	555,439
Huntington Bancshares, Inc. 4% 5/15/25	6,332,000	7,094,541
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	14,607,000	16,458,897
JPMorgan Chase & Co.:
2.739% 10/15/30 (b)	15,000,000	15,777,506
2.956% 5/13/31 (b)	1,884,000	1,968,497
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	5,633,000	5,849,592
3.87% 7/9/25 (b)	5,500,000	6,028,768
4.375% 3/22/28	6,937,000	7,993,144
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	13,002,382
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,507,917
4.625% 12/1/23	4,531,000	5,012,278
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,230,625
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	5,080,000	5,678,946
6% 12/19/23	17,115,000	19,416,193
6.125% 12/15/22	5,363,000	5,850,535
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,299,000	5,549,688
3.5% 6/7/24	6,658,000	7,158,148
Societe Generale:
1.488% 12/14/26 (a)(b)	4,601,000	4,572,735
3.625% 3/1/41 (a)	12,500,000	12,484,338
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	6,937,000	7,523,542
SVB Financial Group 3.125% 6/5/30	2,947,000	3,172,564
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,320,579
Wells Fargo & Co.:
2.164% 2/11/26 (b)	14,170,000	14,735,147
2.188% 4/30/26 (b)	12,500,000	13,017,733
3.068% 4/30/41 (b)	12,500,000	12,829,479
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,542,477
		559,562,723
Capital Markets - 6.0%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	10,667,155
3.875% 1/15/26	6,017,000	6,429,251
4.25% 3/1/25	5,162,000	5,580,571
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (a)	3,500,000	3,289,565
3.5% 9/10/49 (a)	7,409,000	7,977,825
CME Group, Inc. 5.3% 9/15/43	2,739,000	3,877,267
Credit Suisse AG 2.95% 4/9/25	8,090,000	8,746,375
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,093,000	3,253,442
4.194% 4/1/31 (a)(b)	9,628,000	10,973,476
4.55% 4/17/26	4,872,000	5,615,985
Deutsche Bank AG New York Branch 2.129% 11/24/26 (b)	5,621,000	5,684,698
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	6,721,000	6,947,434
3.5% 4/1/25	6,500,000	7,109,047
3.5% 11/16/26	5,162,000	5,685,330
3.75% 5/22/25	9,653,000	10,663,977
3.75% 2/25/26	4,490,000	5,004,093
Moody's Corp.:
2.55% 8/18/60	4,129,000	3,451,998
5.25% 7/15/44	3,041,000	4,014,995
Morgan Stanley:
1.794% 2/13/32 (b)	11,750,000	11,275,271
2.188% 4/28/26 (b)	11,770,000	12,256,101
2.699% 1/22/31 (b)	10,000,000	10,393,199
3.737% 4/24/24 (b)	6,219,000	6,639,943
3.875% 1/27/26	4,507,000	5,073,906
4.3% 1/27/45	851,000	1,044,306
4.431% 1/23/30 (b)	10,000,000	11,710,260
5% 11/24/25	7,363,000	8,595,245
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	6,763,000	7,452,224
S&P Global, Inc. 2.5% 12/1/29	8,350,000	8,760,129
State Street Corp.:
2.825% 3/30/23 (b)	223,000	229,208
2.901% 3/30/26 (b)	209,000	225,388
UBS Group AG:
3.126% 8/13/30 (a)(b)	8,605,000	9,271,851
3.491% 5/23/23 (a)	5,502,000	5,704,295
		213,603,810
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	6,211,000	6,072,136
3.3% 1/23/23	5,445,000	5,661,845
4.875% 1/16/24	371,000	404,919
Ally Financial, Inc.:
1.45% 10/2/23	1,104,000	1,122,580
3.05% 6/5/23	4,445,000	4,673,956
3.875% 5/21/24	1,970,000	2,141,843
4.125% 2/13/22	4,993,000	5,161,981
5.8% 5/1/25	1,997,000	2,342,503
Discover Financial Services 4.5% 1/30/26	1,042,000	1,186,310
Ford Motor Credit Co. LLC:
3.336% 3/18/21	11,725,000	11,732,035
3.375% 11/13/25	8,750,000	8,893,150
GE Capital International Funding Co. 4.418% 11/15/35	6,645,000	7,588,846
Synchrony Financial 4.375% 3/19/24	513,000	563,055
		57,545,159
Diversified Financial Services - 1.8%
Athene Global Funding 1.45% 1/8/26 (a)	17,950,000	17,873,215
BP Capital Markets America, Inc. 2.939% 6/4/51	12,000,000	10,967,748
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,172,000	2,405,322
4.125% 5/15/29	1,112,000	1,239,920
DH Europe Finance II SARL 3.4% 11/15/49	7,857,000	8,350,358
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,974,852
5% 4/20/48	2,979,000	3,747,481
USAA Capital Corp. 2.125% 5/1/30 (a)	1,955,000	1,992,600
Voya Financial, Inc.:
4.7% 1/23/48 (b)	5,029,000	5,194,073
5.7% 7/15/43	2,341,000	3,098,406
		61,843,975
Insurance - 3.7%
ACE INA Holdings, Inc. 4.35% 11/3/45	474,000	596,571
AFLAC, Inc. 3.6% 4/1/30	799,000	900,502
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,743,000	1,742,024
3.375% 4/7/30 (a)	2,730,000	2,983,337
3.6% 4/9/29 (a)	3,500,000	3,853,135
3.9% 4/6/28 (a)	6,436,000	7,173,513
American International Group, Inc.:
4.375% 1/15/55	2,411,000	2,841,649
4.5% 7/16/44	5,237,000	6,280,532
5.75% 4/1/48 (b)	5,747,000	6,521,408
Aon Corp. 6.25% 9/30/40	228,000	325,176
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	5,700,520
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	5,195,000	5,069,597
3.075% 9/17/51 (a)	8,656,000	8,647,567
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,900,000	4,305,268
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,294,056
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	802,000	1,069,776
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	2,604,000	2,723,301
Pacific LifeCorp:
3.35% 9/15/50 (a)	11,300,000	11,734,666
5.125% 1/30/43 (a)	1,156,000	1,443,189
Pricoa Global Funding I 5.625% 6/15/43 (b)	4,490,000	4,831,604
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,426,431
Principal Life Global Funding II 1.5% 8/27/30 (a)	15,000,000	14,290,321
Prudential Financial, Inc.:
3% 3/10/40	10,000,000	10,266,852
3.935% 12/7/49	1,354,000	1,549,000
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	8,978,000	9,466,390
Unum Group:
4.5% 3/15/25	3,186,000	3,570,991
5.75% 8/15/42	3,366,000	4,059,945
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,529,618
		131,196,939

TOTAL FINANCIALS		1,023,752,606

HEALTH CARE - 9.3%
Biotechnology - 2.1%
AbbVie, Inc.:
2.95% 11/21/26	10,500,000	11,351,890
3.2% 11/21/29	10,000,000	10,811,140
4.05% 11/21/39	5,000,000	5,742,215
4.25% 11/21/49	5,700,000	6,580,468
4.55% 3/15/35	4,916,000	5,925,837
Amgen, Inc. 4.663% 6/15/51	6,000,000	7,557,484
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	8,450,000	8,488,667
3.468% 12/1/50 (a)	8,400,000	8,577,928
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	5,594,886
2.8% 9/15/50	4,000,000	3,564,759
		74,195,274
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories 4.75% 11/30/36	3,323,000	4,318,039
Becton, Dickinson & Co.:
2.823% 5/20/30	13,250,000	13,977,783
3.363% 6/6/24	3,709,000	4,005,858
Zimmer Biomet Holdings, Inc. 3.05% 1/15/26	4,000,000	4,334,005
		26,635,685
Health Care Providers & Services - 3.1%
Anthem, Inc. 2.25% 5/15/30	13,225,000	13,325,749
Centene Corp.:
3% 10/15/30	8,900,000	9,039,730
4.25% 12/15/27	1,615,000	1,681,619
4.625% 12/15/29	2,505,000	2,702,895
Cigna Corp.:
3.4% 3/15/50	7,000,000	7,134,108
4.125% 11/15/25	838,000	945,855
4.375% 10/15/28	1,336,000	1,558,440
4.8% 8/15/38	4,331,000	5,357,554
4.9% 12/15/48	831,000	1,050,260
CVS Health Corp.:
3.625% 4/1/27	588,000	653,872
4.3% 3/25/28	11,280,000	12,984,397
4.78% 3/25/38	3,477,000	4,237,861
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,722,949
5.25% 6/15/49	3,323,000	4,167,247
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	21,330,737
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	139,900
4.25% 3/15/43	2,244,000	2,694,304
4.625% 7/15/35	671,000	846,822
4.75% 7/15/45	1,642,000	2,115,010
Universal Health Services, Inc. 2.65% 10/15/30 (a)	15,083,000	14,913,467
		110,602,776
Pharmaceuticals - 3.4%
AstraZeneca PLC:
1.375% 8/6/30	21,060,000	19,884,139
6.45% 9/15/37	4,965,000	7,367,273
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (a)	7,000,000	7,548,004
4.25% 12/15/25 (a)	13,334,000	15,017,226
4.375% 12/15/28 (a)	8,500,000	9,863,169
4.875% 6/25/48 (a)	8,545,000	10,661,559
Bristol-Myers Squibb Co.:
3.9% 2/20/28	7,300,000	8,394,280
4.125% 6/15/39	1,824,000	2,197,227
4.25% 10/26/49	6,458,000	7,860,853
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	220,000	223,025
5.272% 8/28/23 (b)	283,000	304,225
5.9% 8/28/28 (b)	7,922,000	9,189,520
Mylan NV 4.55% 4/15/28	8,085,000	9,377,291
Perrigo Finance PLC 3.15% 6/15/30	10,400,000	10,688,720
Viatris, Inc.:
2.7% 6/22/30 (a)	464,000	470,302
4% 6/22/50 (a)	1,751,000	1,818,142
		120,864,955

TOTAL HEALTH CARE		332,298,690

INDUSTRIALS - 6.7%
Aerospace & Defense - 2.1%
BAE Systems PLC:
1.9% 2/15/31 (a)	8,500,000	8,234,577
3% 9/15/50 (a)	6,954,000	6,691,878
3.4% 4/15/30 (a)	863,000	941,615
L3Harris Technologies, Inc. 3.95% 5/28/24	922,000	1,003,853
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,217,551
Northrop Grumman Corp.:
2.93% 1/15/25	5,388,000	5,757,130
4.03% 10/15/47	5,388,000	6,144,089
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,443,862
5.04% 5/1/27	16,500,000	19,016,799
5.15% 5/1/30	16,500,000	19,226,826
		73,678,180
Airlines - 1.0%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,827,014	2,563,602
American Airlines, Inc. 3.75% 4/15/27	3,920,422	3,568,924
Delta Air Lines, Inc. 3.4% 4/19/21	1,847,000	1,851,022
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	8,494,513
5.25% 5/4/25	12,600,000	14,434,107
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,269,512	2,174,000
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,879,172	1,913,040
		34,999,208
Building Products - 0.4%
Carrier Global Corp.:
2.242% 2/15/25	2,527,000	2,636,355
2.493% 2/15/27	2,431,000	2,551,531
2.7% 2/15/31	10,200,000	10,512,126
		15,700,012
Electrical Equipment - 0.4%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,791,200
Rockwell Automation, Inc. 3.5% 3/1/29	5,882,000	6,652,350
		12,443,550
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	10,350,683
General Electric Co.:
3.45% 5/1/27	560,000	615,047
3.625% 5/1/30	8,302,000	9,058,823
4.125% 10/9/42	35,000	38,624
5.875% 1/14/38	135,000	177,221
Roper Technologies, Inc.:
1.75% 2/15/31	11,000,000	10,538,598
2.95% 9/15/29	4,544,000	4,844,296
		35,623,292
Machinery - 0.6%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	619,466
Otis Worldwide Corp. 2.293% 4/5/27	13,910,000	14,548,001
Westinghouse Air Brake Co. 3.2% 6/15/25	6,416,000	6,842,271
		22,009,738
Professional Services - 0.1%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	100,000	102,426
Leidos, Inc.:
2.95% 5/15/23 (a)	1,695,000	1,777,513
3.625% 5/15/25 (a)	1,279,000	1,414,561
		3,294,500
Road & Rail - 0.7%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,076,255
4.4% 3/15/42	2,244,000	2,757,458
CSX Corp.:
3.8% 4/15/50	126,000	141,435
4.3% 3/1/48	8,870,000	10,503,931
Union Pacific Corp. 3.25% 2/5/50	10,000,000	10,325,639
		24,804,718
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.875% 1/15/26	7,000,000	7,285,468
3.75% 2/1/22	977,000	1,000,105
		8,285,573
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (a)	6,760,000	6,800,367
4.25% 4/15/26 (a)	1,403,000	1,482,849
		8,283,216

TOTAL INDUSTRIALS		239,121,987

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.85% 7/15/25 (a)	485,000	570,882
6.02% 6/15/26 (a)	3,386,000	4,058,678
		4,629,560
IT Services - 0.2%
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,158,058
The Western Union Co. 2.85% 1/10/25	757,000	802,017
Visa, Inc. 1.9% 4/15/27	878,000	909,623
		5,869,698
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc. 2.95% 4/1/25	9,000,000	9,684,379
Applied Materials, Inc. 4.35% 4/1/47	4,490,000	5,646,349
Broadcom, Inc.:
1.95% 2/15/28 (a)	843,000	831,032
2.45% 2/15/31 (a)	7,200,000	6,992,243
2.6% 2/15/33 (a)	7,289,000	6,998,170
3.5% 2/15/41 (a)	5,793,000	5,773,020
3.75% 2/15/51 (a)	2,719,000	2,681,055
Microchip Technology, Inc.:
0.972% 2/15/24 (a)	7,000,000	7,025,235
3.922% 6/1/21	6,495,000	6,552,146
Micron Technology, Inc.:
2.497% 4/24/23	2,891,000	3,011,440
4.185% 2/15/27	13,879,000	15,799,531
4.64% 2/6/24	7,334,000	8,097,128
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	6,750,000	7,137,908
		86,229,636
Software - 0.8%
Oracle Corp.:
2.5% 4/1/25	12,000,000	12,719,546
2.8% 4/1/27	10,000,000	10,755,645
4.375% 5/15/55	3,725,000	4,413,812
5.375% 7/15/40	216,000	287,127
		28,176,130
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
2.4% 8/20/50	15,520,000	13,550,783
3.85% 8/4/46	4,529,000	5,184,873
		18,735,656

TOTAL INFORMATION TECHNOLOGY		143,640,680

MATERIALS - 1.6%
Chemicals - 1.1%
International Flavors & Fragrances, Inc. 5% 9/26/48	3,750,000	4,782,583
LYB International Finance III LLC:
2.25% 10/1/30	5,205,000	5,171,811
2.875% 5/1/25	12,000,000	12,770,864
Nutrien Ltd.:
1.9% 5/13/23	6,415,000	6,617,571
4% 12/15/26	895,000	1,017,666
The Dow Chemical Co.:
3.625% 5/15/26	6,444,000	7,158,632
4.55% 11/30/25	2,070,000	2,375,778
		39,894,905
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,920,013
Metals & Mining - 0.3%
Anglo American Capital PLC 5.375% 4/1/25 (a)	9,500,000	11,005,299

TOTAL MATERIALS		57,820,217

REAL ESTATE - 5.7%
Equity Real Estate Investment Trusts (REITs) - 5.5%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	15,317,061
3% 5/18/51	9,035,000	8,634,932
4.7% 7/1/30	1,381,000	1,659,789
American Campus Communities Operating Partnership LP 3.875% 1/30/31	5,661,000	6,275,954
American Tower Corp.:
2.1% 6/15/30	5,700,000	5,589,750
2.4% 3/15/25	8,080,000	8,463,320
Camden Property Trust:
2.8% 5/15/30	1,052,000	1,114,221
3.15% 7/1/29	6,286,000	6,803,603
4.25% 1/15/24	681,000	740,916
Corporate Office Properties LP:
2.25% 3/15/26	831,000	852,158
3.6% 5/15/23	2,820,000	2,981,151
Crown Castle International Corp.:
3.25% 1/15/51	7,250,000	6,946,037
3.3% 7/1/30	14,000,000	15,034,486
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,492,255
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,568,560
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	244,704
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	12,000,000	12,211,200
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,659,000	1,700,173
4.375% 8/1/23	6,734,000	7,269,572
Retail Properties America, Inc.:
4% 3/15/25	225,000	236,759
4.75% 9/15/30	4,559,000	4,927,160
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,659,634
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,863,389
Store Capital Corp. 2.75% 11/18/30	979,000	976,704
UDR, Inc. 2.1% 8/1/32	7,194,000	6,991,376
Ventas Realty LP:
3% 1/15/30	8,140,000	8,521,667
4.4% 1/15/29	10,000,000	11,423,517
VEREIT Operating Partnership LP:
2.2% 6/15/28	391,000	390,961
2.85% 12/15/32	481,000	479,884
Welltower, Inc. 2.7% 2/15/27	20,000,000	21,434,279
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	5,649,206
4% 2/1/25	7,950,000	8,728,225
		194,182,603
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,950,000	2,045,446
4.1% 10/1/24	2,694,000	2,896,190
4.55% 10/1/29	1,809,000	1,982,633
Mack-Cali Realty LP 4.5% 4/18/22	85,000	86,727
		7,010,996

TOTAL REAL ESTATE		201,193,599

UTILITIES - 7.0%
Electric Utilities - 4.1%
American Electric Power Co., Inc. 3.25% 3/1/50	10,150,000	9,859,428
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	11,568,152
3.743% 5/1/26	9,107,000	10,020,465
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (a)	3,597,000	3,756,684
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,290,966
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,444,644
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	660,000	657,896
3.616% 8/1/27 (a)	1,644,000	1,811,254
5.9% 12/1/21 (a)	450,000	466,069
Edison International 3.55% 11/15/24	8,250,000	8,930,884
Entergy Louisiana LLC 2.9% 3/15/51	9,338,000	9,180,575
Exelon Corp.:
3.497% 6/1/22 (b)	9,375,000	9,714,444
4.05% 4/15/30	586,000	671,053
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,205,618
2.25% 9/1/30	9,244,000	8,686,587
2.65% 3/1/30	4,770,000	4,712,283
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,409,535
IPALCO Enterprises, Inc. 3.7% 9/1/24	430,000	466,959
Nevada Power Co. 3.7% 5/1/29	5,657,000	6,424,362
NextEra Energy Capital Holdings, Inc.:
2.75% 5/1/25	6,434,000	6,864,132
2.75% 11/1/29	7,409,000	7,767,483
Southern Co. 3.7% 4/30/30	10,000,000	11,122,168
Tampa Electric Co. 6.55% 5/15/36	449,000	636,335
Virginia Electric & Power Co. 3.8% 4/1/28	5,837,000	6,609,804
Xcel Energy, Inc.:
3.4% 6/1/30	7,000,000	7,678,976
3.5% 12/1/49	7,338,000	7,746,469
4.8% 9/15/41	499,000	606,427
		144,309,652
Gas Utilities - 0.8%
Boston Gas Co. 4.487% 2/15/42 (a)	1,796,000	2,135,307
Dominion Gas Holdings LLC:
3% 11/15/29	7,508,000	7,997,880
3.9% 11/15/49	7,000,000	7,451,429
ONE Gas, Inc. 2% 5/15/30	5,208,000	5,160,774
Southern Co. Gas Capital Corp. 2.45% 10/1/23	4,761,000	4,985,288
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	18,051
		27,748,729
Independent Power and Renewable Electricity Producers - 0.8%
Emera U.S. Finance LP 4.75% 6/15/46	4,391,000	5,134,374
The AES Corp.:
1.375% 1/15/26 (a)	4,810,000	4,756,597
2.45% 1/15/31 (a)	12,000,000	11,787,499
3.3% 7/15/25 (a)	3,929,000	4,212,532
3.95% 7/15/30 (a)	3,427,000	3,743,963
		29,634,965
Multi-Utilities - 1.3%
Berkshire Hathaway Energy Co.:
2.85% 5/15/51 (a)	11,500,000	10,785,608
4.25% 10/15/50 (a)	182,000	216,447
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	259,000	286,303
Dominion Energy, Inc. 3.071% 8/15/24 (b)	8,845,000	9,523,494
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,632,317
3.49% 5/15/27	3,591,000	3,970,867
4.375% 5/15/47	5,000,000	5,811,659
5.25% 2/15/43	212,000	268,275
5.95% 6/15/41	1,024,000	1,373,299
Puget Energy, Inc.:
3.65% 5/15/25	2,636,000	2,874,265
4.1% 6/15/30	1,538,000	1,717,477
5.625% 7/15/22	3,808,000	4,012,502
San Diego Gas & Electric Co. 3.32% 4/15/50	3,060,000	3,196,173
Sempra Energy 2.875% 10/1/22	202,000	208,411
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(c)	105,000	96,801
		46,973,898

TOTAL UTILITIES		248,667,244

TOTAL NONCONVERTIBLE BONDS
(Cost $3,087,279,838)		3,253,290,484

U.S. Treasury Obligations - 2.5%
U.S. Treasury Bonds 2% 2/15/50
(Cost $97,742,268)	90,071,800	87,739,072

Asset-Backed Securities - 0.1%
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (Cost $2,246,295)(a)	$2,246,295	$2,359,081

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,482,751
California Gen. Oblig.:
Series 2009:	$	$
7.35% 11/1/39	40,000	63,384
7.5% 4/1/34	1,055,000	1,685,785
7.55% 4/1/39	1,635,000	2,734,750
Series 2010, 7.625% 3/1/40	305,000	507,139
TOTAL MUNICIPAL SECURITIES
(Cost $5,930,248)		7,473,809

Foreign Government and Government Agency Obligations - 0.3%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$1,820,000	$1,942,850
State of Qatar:
3.375% 3/14/24 (a)	6,024,000	6,488,978
3.4% 4/16/25 (a)	1,390,000	1,518,141
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $9,223,249)		9,949,969

Bank Notes - 1.0%
Discover Bank 3.35% 2/6/23	7,114,000	7,488,374
RBS Citizens NA 2.25% 4/28/25	3,633,000	3,807,443
Regions Bank 6.45% 6/26/37	2,611,000	3,606,611
Truist Bank:
1.5% 3/10/25	$10,000,000	$10,255,148
2.25% 3/11/30	9,500,000	9,603,202
TOTAL BANK NOTES
(Cost $32,934,759)		34,760,778

Preferred Securities - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (b)	$5,706,000	$6,213,995
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	3,096,425
Capital Markets - 0.1%
UBS Group AG 4.375% (a)(b)(d)	3,595,000	3,550,409

TOTAL FINANCIALS		6,646,834

TOTAL PREFERRED SECURITIES
(Cost $12,385,570)		12,860,829
	Shares	Value

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.07% (e)
(Cost $155,096,674)	155,066,933	155,097,947
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,402,838,901)		3,563,531,969
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,077,428)
NET ASSETS - 100%		$3,560,454,541

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $678,021,172 or 19.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$63,349
Total	$63,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,253,290,484	$--	$3,253,290,484	$--
U.S. Government and Government Agency Obligations	87,739,072	--	87,739,072	--
Asset-Backed Securities	2,359,081	--	2,359,081	--
Municipal Securities	7,473,809	--	7,473,809	--
Foreign Government and Government Agency Obligations	9,949,969	--	9,949,969	--
Bank Notes	34,760,778	--	34,760,778	--
Preferred Securities	12,860,829	--	12,860,829	--
Money Market Funds	155,097,947	155,097,947	--	--
Total Investments in Securities:	$3,563,531,969	$155,097,947	$3,408,434,022	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.7%
United Kingdom	6.5%
France	2.2%
Canada	1.9%
Ireland	1.5%
Switzerland	1.2%
Others (Individually Less Than 1%)	5.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,247,742,227)	$3,408,434,022
Fidelity Central Funds (cost $155,096,674)	155,097,947
Total Investment in Securities (cost $3,402,838,901)		$3,563,531,969
Receivable for fund shares sold		3,072,441
Interest receivable		29,072,198
Distributions receivable from Fidelity Central Funds		7,261
Receivable from investment adviser for expense reductions		44,644
Total assets		3,595,728,513
Liabilities
Payable for investments purchased	$25,669,498
Payable for fund shares redeemed	7,682,237
Distributions payable	564,382
Accrued management fee	1,041,782
Distribution and service plan fees payable	37,453
Other affiliated payables	278,590
Other payables and accrued expenses	30
Total liabilities		35,273,972
Net Assets		$3,560,454,541
Net Assets consist of:
Paid in capital		$3,392,727,274
Total accumulated earnings (loss)		167,727,267
Net Assets		$3,560,454,541
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($82,674,773 ÷ 6,575,707 shares)(a)		$12.57
Maximum offering price per share (100/96.00 of $12.57)		$13.09
Class M:
Net Asset Value and redemption price per share ($12,712,003 ÷ 1,011,080 shares)(a)		$12.57
Maximum offering price per share (100/96.00 of $12.57)		$13.09
Class C:
Net Asset Value and offering price per share ($20,309,900 ÷ 1,615,616 shares)(a)		$12.57
Corporate Bond:
Net Asset Value, offering price and redemption price per share ($2,495,361,532 ÷ 198,477,495 shares)		$12.57
Class I:
Net Asset Value, offering price and redemption price per share ($188,090,314 ÷ 14,959,867 shares)		$12.57
Class Z:
Net Asset Value, offering price and redemption price per share ($761,306,019 ÷ 60,569,821 shares)		$12.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$602,307
Interest		49,504,687
Income from Fidelity Central Funds		63,349
Total income		50,170,343
Expenses
Management fee	$6,048,377
Transfer agent fees	1,629,790
Distribution and service plan fees	219,243
Independent trustees' fees and expenses	5,195
Miscellaneous	3,411
Total expenses before reductions	7,906,016
Expense reductions	(171,458)
Total expenses after reductions		7,734,558
Net investment income (loss)		42,435,785
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,476,736
Fidelity Central Funds	(1,387)
Total net realized gain (loss)		7,475,349
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,215,089)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(61,215,088)
Net gain (loss)		(53,739,739)
Net increase (decrease) in net assets resulting from operations		$(11,303,954)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,435,785	$64,221,172
Net realized gain (loss)	7,475,349	45,778,606
Change in net unrealized appreciation (depreciation)	(61,215,088)	102,915,458
Net increase (decrease) in net assets resulting from operations	(11,303,954)	212,915,236
Distributions to shareholders	(69,914,134)	(63,626,353)
Share transactions - net increase (decrease)	321,067,012	1,465,615,394
Total increase (decrease) in net assets	239,848,924	1,614,904,277
Net Assets
Beginning of period	3,320,605,617	1,705,701,340
End of period	$3,560,454,541	$3,320,605,617

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Corporate Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.24	$11.22	$11.68	$11.73	$11.11
Income from Investment Operations
Net investment income (loss)A	.137	.311	.376	.352	.329	.337
Net realized and unrealized gain (loss)	(.185)	.624	1.018	(.465)	(.054)	.618
Total from investment operations	(.048)	.935	1.394	(.113)	.275	.955
Distributions from net investment income	(.135)	(.315)	(.374)	(.347)	(.325)	(.335)
Distributions from net realized gain	(.107)	–	–	–	–	–
Total distributions	(.242)	(.315)	(.374)	(.347)	(.325)	(.335)
Net asset value, end of period	$12.57	$12.86	$12.24	$11.22	$11.68	$11.73
Total ReturnB,C,D	(.39)%	7.78%	12.72%	(.97)%	2.43%	8.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.77%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.77%G	.77%	.79%	.79%	.79%	.79%
Expenses net of all reductions	.77%G	.77%	.79%	.79%	.79%	.79%
Net investment income (loss)	2.16%G	2.53%	3.31%	3.09%	2.87%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$82,675	$74,657	$48,410	$37,046	$38,496	$43,691
Portfolio turnover rateH	32%G	31%I	28%	47%	42%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class M

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.24	$11.22	$11.68	$11.73	$11.11
Income from Investment Operations
Net investment income (loss)A	.135	.304	.368	.343	.319	.328
Net realized and unrealized gain (loss)	(.184)	.624	1.017	(.465)	(.054)	.617
Total from investment operations	(.049)	.928	1.385	(.122)	.265	.945
Distributions from net investment income	(.134)	(.308)	(.365)	(.338)	(.315)	(.325)
Distributions from net realized gain	(.107)	–	–	–	–	–
Total distributions	(.241)	(.308)	(.365)	(.338)	(.315)	(.325)
Net asset value, end of period	$12.57	$12.86	$12.24	$11.22	$11.68	$11.73
Total ReturnB,C,D	(.40)%	7.72%	12.64%	(1.05)%	2.35%	8.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.82%	.87%	.87%	.87%	.87%
Expenses net of fee waivers, if any	.80%G	.82%	.87%	.87%	.87%	.87%
Expenses net of all reductions	.80%G	.82%	.87%	.87%	.87%	.87%
Net investment income (loss)	2.13%G	2.47%	3.24%	3.00%	2.79%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$12,712	$11,858	$9,093	$7,819	$9,317	$9,443
Portfolio turnover rateH	32%G	31%I	28%	47%	42%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.23	$11.22	$11.68	$11.72	$11.11
Income from Investment Operations
Net investment income (loss)A	.088	.215	.292	.266	.242	.253
Net realized and unrealized gain (loss)	(.185)	.634	1.005	(.465)	(.044)	.607
Total from investment operations	(.097)	.849	1.297	(.199)	.198	.860
Distributions from net investment income	(.086)	(.219)	(.287)	(.261)	(.238)	(.250)
Distributions from net realized gain	(.107)	–	–	–	–	–
Total distributions	(.193)	(.219)	(.287)	(.261)	(.238)	(.250)
Net asset value, end of period	$12.57	$12.86	$12.23	$11.22	$11.68	$11.72
Total ReturnB,C,D	(.77)%	7.04%	11.78%	(1.72)%	1.75%	7.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.55%G	1.54%	1.55%	1.55%	1.54%	1.54%
Net investment income (loss)	1.38%G	1.75%	2.56%	2.33%	2.11%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$20,310	$17,956	$14,009	$14,836	$18,432	$20,816
Portfolio turnover rateH	32%G	31%I	28%	47%	42%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.24	$11.22	$11.68	$11.73	$11.11
Income from Investment Operations
Net investment income (loss)A	.157	.350	.415	.389	.367	.375
Net realized and unrealized gain (loss)	(.185)	.624	1.017	(.463)	(.054)	.618
Total from investment operations	(.028)	.974	1.432	(.074)	.313	.993
Distributions from net investment income	(.155)	(.354)	(.412)	(.386)	(.363)	(.373)
Distributions from net realized gain	(.107)	–	–	–	–	–
Total distributions	(.262)	(.354)	(.412)	(.386)	(.363)	(.373)
Net asset value, end of period	$12.57	$12.86	$12.24	$11.22	$11.68	$11.73
Total ReturnB,C	(.23)%	8.12%	13.10%	(.63)%	2.77%	9.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.46%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.46%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.47%F	2.84%	3.65%	3.43%	3.20%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$2,495,362	$2,179,540	$1,411,052	$1,142,503	$991,210	$1,000,845
Portfolio turnover rateG	32%F	31%H	28%	47%	42%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.24	$11.22	$11.68	$11.73	$11.11
Income from Investment Operations
Net investment income (loss)A	.154	.344	.412	.385	.362	.369
Net realized and unrealized gain (loss)	(.185)	.624	1.015	(.465)	(.054)	.618
Total from investment operations	(.031)	.968	1.427	(.080)	.308	.987
Distributions from net investment income	(.152)	(.348)	(.407)	(.380)	(.358)	(.367)
Distributions from net realized gain	(.107)	–	–	–	–	–
Total distributions	(.259)	(.348)	(.407)	(.380)	(.358)	(.367)
Net asset value, end of period	$12.57	$12.86	$12.24	$11.22	$11.68	$11.73
Total ReturnB,C	(.25)%	8.07%	13.06%	(.68)%	2.72%	9.08%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.50%	.49%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.51%F	.50%	.49%	.50%	.50%	.50%
Expenses net of all reductions	.51%F	.50%	.49%	.50%	.50%	.50%
Net investment income (loss)	2.42%F	2.80%	3.63%	3.38%	3.15%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$188,090	$183,627	$122,654	$129,845	$140,638	$158,470
Portfolio turnover rateG	32%F	31%H	28%	47%	42%	40%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Corporate Bond Fund Class Z

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$12.23	$11.16
Income from Investment Operations
Net investment income (loss)B	.163	.360	.358
Net realized and unrealized gain (loss)	(.185)	.635	1.097
Total from investment operations	(.022)	.995	1.455
Distributions from net investment income	(.161)	(.365)	(.385)
Distributions from net realized gain	(.107)	–	–
Total distributions	(.268)	(.365)	(.385)
Net asset value, end of period	$12.57	$12.86	$12.23
Total ReturnC,D	(.18)%	8.30%	13.34%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%G
Expenses net of fee waivers, if any	.36%G	.36%	.36%G
Expenses net of all reductions	.36%G	.36%	.36%G
Net investment income (loss)	2.57%G	2.93%	3.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$761,306	$852,967	$100,483
Portfolio turnover rateH	32%G	31%I	28%

 A For the period October 2, 2018 (commencement of sale of shares) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Corporate Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$200,075,859
Gross unrealized depreciation	(40,007,264)
Net unrealized appreciation (depreciation)	$160,068,595
Tax cost	$3,403,463,374

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Corporate Bond Fund	701,070,394	294,729,585

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$101,336	$8,216
Class M	-%	.25%	15,718	102
Class C	.75%	.25%	102,189	26,169
			$219,243	$34,487

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$16,315
Class M	2,305
Class C(a)	5,598
$24,218

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond and Class Z. FIIOC receives an asset-based fee of Corporate Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$66,735.17
Class M	12,035.19
Class C	19,211.19
Corporate Bond	1,188,419.10
Class I	144,091.15
Class Z	199,299.05
	$1,629,790

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 14,827,431 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $180,289,916. The Fund had a net realized gain of $11,304,158 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Corporate Bond Fund	$3,411

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$171,451

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Class A	$1,503,420	$1,557,493
Class M	232,619	244,180
Class C	298,368	272,270
Corporate Bond	47,078,119	42,677,600
Class I	3,877,531	3,220,039
Class Z	16,924,077	15,654,771
Total	$69,914,134	$63,626,353

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Class A
Shares sold	2,559,212	3,892,254	$32,854,676	$48,321,987
Reinvestment of distributions	115,302	123,196	1,471,129	1,522,091
Shares redeemed	(1,903,506)	(2,167,221)	(24,374,050)	(26,642,912)
Net increase (decrease)	771,008	1,848,229	$9,951,755	$23,201,166
Class M
Shares sold	184,559	427,502	$2,364,502	$5,348,721
Reinvestment of distributions	18,154	19,594	231,655	242,195
Shares redeemed	(113,651)	(268,277)	(1,457,762)	(3,331,853)
Net increase (decrease)	89,062	178,819	$1,138,395	$2,259,063
Class C
Shares sold	544,795	690,007	$6,982,993	$8,520,174
Reinvestment of distributions	23,244	21,685	296,406	267,595
Shares redeemed	(348,747)	(460,479)	(4,458,514)	(5,570,779)
Net increase (decrease)	219,292	251,213	$2,820,885	$3,216,990
Corporate Bond
Shares sold	54,736,027	134,581,494	$701,496,806	$1,645,004,240
Reinvestment of distributions	3,302,573	3,121,218	42,152,099	38,650,580
Shares redeemed	(29,026,682)	(83,564,842)(a)	(371,714,758)	(1,013,145,442)(a)
Net increase (decrease)	29,011,918	54,137,870	$371,934,147	$670,509,378
Class I
Shares sold	4,922,397	11,412,428	$63,106,795	$140,833,797
Reinvestment of distributions	301,426	254,313	3,846,654	3,151,726
Shares redeemed	(4,540,830)	(7,414,210)(a)	(58,221,901)	(89,532,271)(a)
Net increase (decrease)	682,993	4,252,531	$8,731,548	$54,453,252
Class Z
Shares sold	12,613,437	82,863,323	$161,330,161	$1,018,974,977
Reinvestment of distributions	1,261,086	1,222,977	16,090,933	15,182,841
Shares redeemed	(19,643,501)	(25,962,880)	(250,930,812)	(322,182,273)
Net increase (decrease)	(5,768,978)	58,123,420	$(73,509,718)	$711,975,545

 (a) Amount includes in-kind redemptions (See the Prior Fiscal Year Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 20% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Corporate Bond Fund
Class A	.77%
Actual		$1,000.00	$996.10	$3.81
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class M	.80%
Actual		$1,000.00	$996.00	$3.96
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$992.30	$7.66
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Corporate Bond	.46%
Actual		$1,000.00	$997.70	$2.28
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Class I	.51%
Actual		$1,000.00	$997.50	$2.53
Hypothetical-C		$1,000.00	$1,022.27	$2.56
Class Z	.36%
Actual		$1,000.00	$998.20	$1.78
Hypothetical-C		$1,000.00	$1,023.01	$1.81

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in October 2019.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Corporate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class I, Class Z, and the retail class ranked below the competitive median for 2019 and the total expense ratio of each of Class M and Class C ranked above the competitive median for 2019. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class M was above the competitive median because of higher transfer agency fees resulting from small average account size. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C is at or below median. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board further considered that FMR has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CBD-SANN-0421
1.907007.110

Fidelity® Conservative Income Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 02/28/2021
0 - 30	27.7%
31 - 90	21.9%
91 - 180	7.7%
181 - 397	9.7%
> 397	32.9%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	64.8%
U.S. Government and U.S. Government Agency Obligations	9.1%
Other Investments	4.0%
Short-Term Investments and Net Other Assets (Liabilities)	22.1%

 * Foreign investments - 20.7%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 64.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp. 0.373% 3/3/23 (a)	$49,820,000	$49,827,435
Entertainment - 0.3%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4754% 9/1/21 (b)(c)	8,953,000	8,962,132
3% 9/15/22	10,000,000	10,407,708
		19,369,840
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6205% 3/4/22 (b)(c)	47,662,000	47,812,850
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	11,024,000	11,088,452

TOTAL COMMUNICATION SERVICES		128,098,577

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	15,898,000	15,905,917
0.4% 10/21/22	13,760,000	13,776,318
2.2% 6/27/22	25,750,000	26,376,395
BMV Finance NV 2.25% 8/12/22 (a)	20,155,000	20,702,088
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6344% 4/12/21 (a)(b)(c)	27,432,000	27,448,557
3 month U.S. LIBOR + 0.500% 0.6976% 8/13/21 (a)(b)(c)	14,127,000	14,156,445
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8651% 11/5/21 (a)(b)(c)	1,728,000	1,735,223
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	41,113,000	41,425,974
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0748% 4/9/21 (b)(c)	12,992,000	13,001,491
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	16,700,000	16,904,287
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	16,000,000	16,071,214
2.5% 9/24/21 (a)	11,979,000	12,123,602
		219,627,511
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	31,289,000	31,896,344

TOTAL CONSUMER DISCRETIONARY		251,523,855

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.6454% 8/10/22 (a)(b)(c)	12,275,000	12,289,454
0.625% 2/10/23 (a)	3,566,000	3,572,321
Walmart, Inc. 3.125% 6/23/21	13,579,000	13,703,247
		29,565,022
Tobacco - 0.2%
Philip Morris International, Inc. 4.125% 5/17/21	17,931,000	18,079,557

TOTAL CONSUMER STAPLES		47,644,579

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.1025% 5/11/23 (b)(c)	32,829,000	33,465,370
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	7,386,000	7,401,784
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.5238% 8/16/22 (b)(c)	36,278,000	36,435,288
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	6,268,000	6,170,613
		83,473,055
FINANCIALS - 49.4%
Banks - 30.1%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.7598% 8/27/21 (a)(b)(c)	29,283,000	29,357,086
Bank of America Corp.:
2.503% 10/21/22	31,240,000	31,671,829
2.625% 4/19/21	14,712,000	14,758,003
2.816% 7/21/23 (b)	11,725,000	12,111,533
2.881% 4/24/23 (b)	30,425,000	31,294,191
3.004% 12/20/23 (b)	42,004,000	43,900,901
3.124% 1/20/23 (b)	45,379,000	46,461,657
3.3% 1/11/23	9,800,000	10,348,527
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.63% 9/10/21 (b)(c)	27,466,000	27,520,855
3 month U.S. LIBOR + 0.460% 0.6845% 4/13/21 (b)(c)	7,743,000	7,747,498
3 month U.S. LIBOR + 0.570% 0.821% 3/26/22 (b)(c)	30,449,000	30,635,659
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (a)	34,135,000	34,344,644
2.5% 4/13/21 (a)	27,157,000	27,227,349
Barclays Bank PLC 1.7% 5/12/22	3,860,000	3,918,743
Barclays PLC 4.61% 2/15/23 (b)	24,162,000	25,084,496
BB&T Corp.:
2.05% 5/10/21	40,997,000	41,075,304
3.95% 3/22/22	2,000,000	2,070,324
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9506% 6/11/21 (b)(c)	34,310,000	34,352,270
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.5826% 8/7/21 (a)(b)(c)	32,232,000	32,280,440
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5338% 1/14/22 (a)(b)(c)	31,752,000	31,825,897
3% 5/22/22 (a)	34,400,000	35,509,847
Capital One Bank NA 2.014% 1/27/23 (b)	44,405,000	45,050,147
Capital One NA:
2.15% 9/6/22	38,374,000	39,369,756
2.25% 9/13/21	6,889,000	6,952,186
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	38,473,000	38,520,398
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9054% 11/4/22 (b)(c)	31,398,000	31,527,265
2.312% 11/4/22 (b)	34,881,000	35,306,829
2.35% 8/2/21	34,701,000	35,013,894
2.7% 10/27/22	17,868,000	18,532,889
2.75% 4/25/22	4,242,000	4,351,047
3.142% 1/24/23 (b)	50,000,000	51,220,619
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 0.5955% 5/3/21 (a)(b)(c)	25,200,000	25,216,076
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5134% 4/16/21 (b)(c)	13,236,000	13,273,197
3.45% 4/16/21	61,352,000	61,583,911
3.8% 9/15/22	7,500,000	7,875,675
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6553% 7/26/21 (b)(c)	17,479,000	17,502,655
3 month U.S. LIBOR + 0.640% 0.845% 2/1/22 (b)(c)	8,778,000	8,824,567
ING Groep NV 3.15% 3/29/22	3,500,000	3,608,528
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.3254% 6/7/21 (b)(c)	13,698,000	13,725,252
2.776% 4/25/23 (b)	38,827,000	39,876,688
3.207% 4/1/23 (b)	20,885,000	21,531,738
3.514% 6/18/22 (b)	31,088,000	31,382,646
4.35% 8/15/21	52,082,000	53,051,809
4.625% 5/10/21	18,061,000	18,213,460
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.865% 2/1/22 (b)(c)	29,794,000	29,957,686
3 month U.S. LIBOR + 0.810% 0.9924% 11/22/21 (b)(c)	15,094,000	15,177,923
Lloyds Bank PLC 3.3% 5/7/21	9,225,000	9,276,291
Lloyds Banking Group PLC:
2.858% 3/17/23 (b)	23,800,000	24,383,795
2.907% 11/7/23 (b)	26,460,000	27,477,403
3% 1/11/22	58,670,000	60,010,102
3.1% 7/6/21	6,721,000	6,787,363
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8653% 7/26/21 (b)(c)	26,103,000	26,167,016
3 month U.S. LIBOR + 0.700% 0.9254% 3/7/22 (b)(c)	34,667,000	34,882,881
3 month U.S. LIBOR + 0.860% 1.0753% 7/26/23 (b)(c)	7,000,000	7,098,019
2.19% 9/13/21	18,550,000	18,733,642
2.95% 3/1/21	52,733,000	52,733,000
3.218% 3/7/22	10,454,000	10,758,797
3.535% 7/26/21	26,540,000	26,887,370
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0634% 7/16/23 (b)(c)	9,115,000	9,186,896
3 month U.S. LIBOR + 0.940% 1.1298% 2/28/22 (b)(c)	13,476,000	13,591,278
3 month U.S. LIBOR + 1.140% 1.3595% 9/13/21 (b)(c)	14,247,000	14,329,690
3 month U.S. LIBOR + 1.480% 1.7044% 4/12/21 (a)(b)(c)	6,172,000	6,182,493
2.632% 4/12/21 (a)	3,327,000	3,336,174
2.953% 2/28/22	27,190,000	27,896,246
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8254% 3/7/22 (b)(c)	34,598,000	34,759,135
NatWest Markets PLC 3.625% 9/29/22 (a)	17,420,000	18,286,597
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6604% 12/9/22 (b)(c)	35,387,000	35,487,536
1.743% 2/24/23 (b)	15,373,000	15,576,075
Rabobank Nederland 3.875% 2/8/22	10,696,000	11,057,982
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6453% 4/26/21 (b)(c)	44,954,000	44,985,514
3 month U.S. LIBOR + 0.830% 1.0548% 1/10/22 (b)(c)	20,205,000	20,353,839
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6015% 4/30/21 (b)(c)	24,003,000	24,018,530
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4929% 10/26/23 (b)(c)	31,000,000	31,155,411
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.6215% 5/17/21 (a)(b)(c)	26,163,000	26,186,190
Sumitomo Mitsui Financial Group, Inc.:
2.442% 10/19/21	34,015,000	34,483,462
2.846% 1/11/22	5,000,000	5,109,486
2.934% 3/9/21	32,258,000	32,275,371
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6455% 5/24/21 (b)(c)	48,451,000	48,502,400
Synovus Bank 2.289% 2/10/23 (b)	5,036,000	5,095,028
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.4988% 3/17/21 (b)(c)	20,574,000	20,577,532
3 month U.S. LIBOR + 0.530% 0.7554% 12/1/22 (b)(c)	28,063,000	28,275,156
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5106% 9/28/23 (b)(c)	16,024,000	16,115,002
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	34,290,000	34,472,766
0.25% 1/6/23	30,480,000	30,455,283
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7919% 8/2/22 (b)(c)	20,368,000	20,411,274
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.7951% 3/9/23 (b)(c)	32,136,000	32,449,005
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.4036% 1/21/22 (b)(c)	36,222,000	36,267,365
Wells Fargo & Co.:
3 month U.S. LIBOR + 1.020% 1.2403% 7/26/21 (b)(c)	23,284,000	23,375,576
2.5% 3/4/21	58,792,000	58,799,590
4.6% 4/1/21	10,085,000	10,120,701
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.620% 0.8098% 5/27/22 (b)(c)	58,327,000	58,407,666
2.082% 9/9/22 (b)	20,574,000	20,763,742
		2,377,685,564
Capital Markets - 9.2%
Bank of New York Mellon Corp. 2.05% 5/3/21	12,859,000	12,879,703
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 0.4325% 2/2/24 (b)(c)	25,000,000	25,057,500
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	71,410,000	71,582,098
2.1% 11/12/21	26,965,000	27,311,014
2.8% 4/8/22	24,669,000	25,348,724
Deutsche Bank AG New York Branch:
3.3% 11/16/22	19,031,000	19,842,996
3.375% 5/12/21	14,898,000	14,976,215
4.25% 10/14/21	40,800,000	41,701,000
5% 2/14/22	38,947,000	40,523,575
E*TRADE Financial Corp. 2.95% 8/24/22	29,764,000	30,814,985
Goldman Sachs Group, Inc. 5.75% 1/24/22	20,265,000	21,250,924
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.8665% 6/15/23 (b)(c)(d)	4,765,000	4,777,389
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	49,171,000	49,369,527
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.8929% 6/10/22 (b)(c)	42,066,000	42,140,036
0.529% 1/25/24 (b)	16,992,000	17,000,656
0.56% 11/10/23 (b)	25,185,000	25,220,004
2.5% 4/21/21	40,499,000	40,627,481
2.625% 11/17/21	20,920,000	21,268,100
5.5% 7/28/21	26,554,000	27,110,289
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	45,101,000	45,202,575
UBS AG London Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.3957% 2/9/24 (a)(b)(c)	36,650,000	36,744,557
1.75% 4/21/22 (a)	30,946,000	31,439,455
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0138% 4/14/21 (a)(b)(c)	27,971,000	28,031,809
2.65% 2/1/22 (a)	12,750,000	13,020,841
3% 4/15/21 (a)	16,802,000	16,857,991
		730,099,444
Consumer Finance - 5.5%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7951% 11/5/21 (b)(c)	13,716,000	13,760,975
3 month U.S. LIBOR + 0.610% 0.815% 8/1/22 (b)(c)	24,003,000	24,162,860
3 month U.S. LIBOR + 0.620% 0.802% 5/20/22 (b)(c)	30,998,000	31,191,954
2.75% 5/20/22	37,542,000	38,591,036
3.375% 5/17/21	49,946,000	50,138,054
3.7% 11/5/21	27,384,000	27,947,748
American Express Credit Corp.:
2.25% 5/5/21	21,137,000	21,177,160
2.7% 3/3/22	23,797,000	24,324,517
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4595% 3/12/21 (b)(c)	27,432,000	27,434,568
3 month U.S. LIBOR + 0.260% 0.49% 9/10/21 (b)(c)	13,716,000	13,733,261
2.75% 3/15/22	7,085,000	7,265,639
2.875% 3/12/21	11,213,000	11,221,410
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3188% 8/13/21 (b)(c)	28,192,000	28,202,518
3 month U.S. LIBOR + 0.280% 0.5045% 4/13/21 (b)(c)	24,003,000	24,012,034
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.33% 6/13/22 (b)(c)	30,000,000	30,066,297
0.45% 7/22/22	27,195,000	27,283,468
1.15% 5/26/22	34,595,000	34,975,487
		435,488,986
Diversified Financial Services - 0.5%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.711% 6/25/21 (a)(b)(c)	14,236,000	14,256,515
BP Capital Markets America, Inc.:
3.245% 5/6/22	7,000,000	7,239,801
4.742% 3/11/21	20,130,000	20,151,388
		41,647,704
Insurance - 4.1%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	16,529,000	16,518,091
Allstate Corp. 3 month U.S. LIBOR + 0.430% 0.681% 3/29/21 (b)(c)	10,100,000	10,103,993
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	31,581,000	31,614,549
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6204% 1/13/23 (a)(b)(c)	32,895,000	33,110,130
3.875% 4/11/22 (a)	9,485,000	9,861,797
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.5981% 1/17/23 (a)(b)(c)	17,351,000	17,465,801
0.55% 7/13/22 (a)	37,753,000	37,895,631
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5036% 1/21/22 (a)(b)(c)	17,145,000	17,187,543
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	28,272,000	28,340,630
3 month U.S. LIBOR + 0.320% 0.5126% 8/6/21 (a)(b)(c)	18,942,000	18,966,296
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.220% 0.28% 2/2/23 (a)(b)(c)	30,150,000	30,162,663
2% 4/13/21 (a)	27,260,000	27,316,573
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.771% 6/28/21 (a)(b)(c)	34,907,000	34,965,900
Prudential Financial, Inc. 4.5% 11/16/21	7,835,000	8,066,752
		321,576,349

TOTAL FINANCIALS		3,906,498,047

HEALTH CARE - 2.1%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.8324% 11/21/22 (b)(c)	13,716,000	13,823,390
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	3,085,000	3,098,242
		16,921,632
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	8,528,000	8,773,765
Health Care Providers & Services - 0.4%
CVS Health Corp. 3.35% 3/9/21	13,716,000	13,723,681
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.4765% 6/15/21 (b)(c)	19,316,000	19,329,668
		33,053,349
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.881% 6/25/21 (a)(b)(c)	41,045,000	41,102,630
Bristol-Myers Squibb Co.:
2.55% 5/14/21	39,344,000	39,520,196
2.6% 5/16/22	27,432,000	28,203,360
		108,826,186

TOTAL HEALTH CARE		167,574,932

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.6%
General Dynamics Corp. 3% 5/11/21	38,861,000	39,068,129
The Boeing Co. 1.167% 2/4/23	13,379,000	13,435,643
		52,503,772
Industrial Conglomerates - 0.8%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.5626% 8/8/22 (b)(c)	36,126,000	36,285,099
0.483% 8/19/22	24,164,000	24,194,019
		60,479,118
Machinery - 2.6%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (b)(c)	25,776,000	25,806,622
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (b)(c)	11,246,000	11,264,725
3 month U.S. LIBOR + 0.230% 0.4465% 3/15/21 (b)(c)	13,716,000	13,717,380
3 month U.S. LIBOR + 0.300% 0.5259% 3/8/21 (b)(c)	30,193,000	30,194,917
0.25% 3/1/23	25,350,000	25,321,722
0.95% 5/13/22	33,583,000	33,852,024
1.9% 9/6/22	13,000,000	13,319,419
2.65% 5/17/21	37,379,000	37,570,299
2.9% 3/15/21	14,031,000	14,044,717
		205,091,825
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	13,108,000	13,093,530
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	17,812,000	17,799,037
		30,892,567

TOTAL INDUSTRIALS		348,967,282

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	31,917,000	32,912,299
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	38,901,000	39,234,208

TOTAL INFORMATION TECHNOLOGY		72,146,507

UTILITIES - 1.5%
Electric Utilities - 1.0%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	20,269,000	20,269,852
Georgia Power Co. 2.4% 4/1/21	11,698,000	11,698,000
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	23,000,000	23,008,050
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	8,800,000	8,808,125
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	13,393,000	13,403,275
		77,187,302
Gas Utilities - 0.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	4,524,000	4,524,961
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.651% 6/25/21 (b)(c)	24,259,000	24,288,920
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	12,339,000	12,365,418
		36,654,338

TOTAL UTILITIES		118,366,601

TOTAL NONCONVERTIBLE BONDS
(Cost $5,112,000,877)		5,124,293,435

U.S. Government and Government Agency Obligations - 9.1%
U.S. Government Agency Obligations - 0.6%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.21% 7/8/22 (b)(c)	28,529,000	28,580,868
Freddie Mac U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.130% 0.16% 8/5/22 (b)(c)	18,688,000	18,707,829

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,288,697

U.S. Treasury Obligations - 8.5%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.169% 4/30/21 (b)(c)	$78,523,100	$78,534,308
0.125% 5/31/22	152,343,000	152,366,804
0.125% 6/30/22	11,710,600	11,714,717
0.125% 12/31/22	120,000,000	119,995,313
1.75% 7/31/21	179,677,300	180,947,670
1.875% 11/30/21	130,300,300	132,066,480

TOTAL U.S. TREASURY OBLIGATIONS		675,625,292

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $720,677,232)		722,913,989

Bank Notes - 4.0%
Capital One NA 2.95% 7/23/21	9,941,000	10,023,807
Citibank NA 2.844% 5/20/22 (b)	34,290,000	34,474,107
Fifth Third Bank, Cincinnati 2.25% 6/14/21	46,861,000	47,051,618
KeyBank NA 3.35% 6/15/21	16,150,000	16,294,276
MUFG Union Bank NA 3.15% 4/1/22	5,325,000	5,473,687
PNC Bank NA 2.15% 4/29/21	26,699,000	26,739,769
Svenska Handelsbanken AB 3.35% 5/24/21	27,750,000	27,948,882
Truist Bank:
2.8% 5/17/22	52,565,000	54,057,059
2.85% 4/1/21	13,018,000	13,018,000
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	13,442,000	13,613,303
3.15% 4/26/21	6,858,000	6,872,105
3.45% 11/16/21	35,681,000	36,401,794
Wells Fargo Bank NA 3.625% 10/22/21	26,681,000	27,178,179
TOTAL BANK NOTES
(Cost $318,359,030)		319,146,586

Certificates of Deposit - 4.3%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3913% 7/15/21 (b)(c)	33,947,000	33,968,468
Credit Suisse AG yankee 0.43% 7/14/21	34,290,000	34,324,355
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	33,000,000	33,007,659
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	33,000,000	33,007,026
0.29% 6/9/21	34,500,000	34,512,417
Royal Bank of Canada yankee 0.000% x 3 month U.S. LIBOR 0.1814% 11/16/21 (b)(c)	39,200,000	39,200,000
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	33,000,000	33,006,626
0.26% 6/7/21	34,300,000	34,309,899
0.27% 5/10/21	29,400,000	29,408,159
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	34,400,000	34,410,017
TOTAL CERTIFICATES OF DEPOSIT
(Cost $339,037,000)		339,154,626

Commercial Paper - 6.1%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.28% 4/7/21 (a)	34,300,000	34,294,550
HSBC U.S.A., Inc.:
yankee:
0.3% 11/19/21	39,200,000	39,098,915
0.4% 10/5/21	34,300,000	34,225,250
0.4% 2/4/22	30,000,000	29,895,672
0.42% 8/23/21	34,400,000	34,341,148
0.38% 5/21/21	33,000,000	32,980,134
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	31,400,000	31,399,608
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	34,400,000	34,399,770
0.255% 3/18/21	34,300,000	34,298,381
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.314% 7/20/21 (b)(c)	33,947,000	33,962,721
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.34% 6/10/21 (b)(c)	35,730,000	35,742,638
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.4038% 7/14/21 (b)(c)	34,050,000	34,067,597
yankee 0% 6/23/21	34,015,000	33,995,765
Westpac Banking Corp. 3 month U.S. LIBOR + 0.010% 0.1924% 11/22/21 (b)(c)	39,200,000	39,200,012
TOTAL COMMERCIAL PAPER
(Cost $481,798,316)		481,902,161

Master Notes - 0.4%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21 (b)(c)(e)
(Cost $33,000,000)	33,000,000	33,000,000
	Shares	Value

Money Market Funds - 13.2%
Fidelity Cash Central Fund 0.07% (f)
(Cost $1,041,212,439)	1,041,057,102	1,041,265,314
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $8,046,084,894)		8,061,676,111
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(149,460,994)
NET ASSETS - 100%		$7,912,215,117

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,022,249,867 or 12.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,000,000 or 0.4% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21	11/30/20	$33,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$333,978
Total	$333,978

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $1,149,687,807. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $3,038,153,574 and $3,146,577,175, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$5,124,293,435	$--	$5,119,516,046	$4,777,389
U.S. Government and Government Agency Obligations	722,913,989	--	722,913,989	--
Bank Notes	319,146,586	--	319,146,586	--
Certificates of Deposit	339,154,626	--	339,154,626	--
Commercial Paper	481,902,161	--	481,902,161	--
Master Notes	33,000,000	--	33,000,000	--
Money Market Funds	1,041,265,314	1,041,265,314	--	--
Total Investments in Securities:	$8,061,676,111	$1,041,265,314	$7,015,633,408	$4,777,389

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.3%
Japan	4.6%
Canada	4.0%
United Kingdom	3.9%
France	2.3%
Sweden	1.6%
Bailiwick of Guernsey	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $7,004,872,455)	$7,020,410,797
Fidelity Central Funds (cost $1,041,212,439)	1,041,265,314
Total Investment in Securities (cost $8,046,084,894)		$8,061,676,111
Receivable for securities sold on a delayed delivery basis		10,350,870
Receivable for fund shares sold		14,979,994
Interest receivable		25,129,203
Distributions receivable from Fidelity Central Funds		53,140
Receivable from investment adviser for expense reductions		684,756
Other receivables		915
Total assets		8,112,874,989
Liabilities
Payable for investments purchased	$179,624,086
Payable for fund shares redeemed	18,165,653
Distributions payable	523,089
Accrued management fee	1,925,594
Other affiliated payables	420,471
Other payables and accrued expenses	979
Total liabilities		200,659,872
Net Assets		$7,912,215,117
Net Assets consist of:
Paid in capital		$7,883,444,748
Total accumulated earnings (loss)		28,770,369
Net Assets		$7,912,215,117
Net Asset Value and Maximum Offering Price
Conservative Income Bond:
Net Asset Value, offering price and redemption price per share ($2,351,092,271 ÷ 233,742,315 shares)		$10.06
Institutional Class:
Net Asset Value, offering price and redemption price per share ($5,561,122,846 ÷ 552,868,578 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$30,399,360
Income from Fidelity Central Funds		333,978
Total income		30,733,338
Expenses
Management fee	$12,472,350
Transfer agent fees	2,732,506
Independent trustees' fees and expenses	15,289
Miscellaneous	10,388
Total expenses before reductions	15,230,533
Expense reductions	(3,567,181)
Total expenses after reductions		11,663,352
Net investment income (loss)		19,069,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	831,657
Redemptions in-kind with affiliated entities	13,415,706
Fidelity Central Funds	1,108
Total net realized gain (loss)		14,248,471
Change in net unrealized appreciation (depreciation) on investment securities		(24,794,031)
Net gain (loss)		(10,545,560)
Net increase (decrease) in net assets resulting from operations		$8,524,426

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,069,986	$189,495,343
Net realized gain (loss)	14,248,471	1,616,347
Change in net unrealized appreciation (depreciation)	(24,794,031)	24,041,227
Net increase (decrease) in net assets resulting from operations	8,524,426	215,152,917
Distributions to shareholders	(21,323,478)	(189,539,627)
Share transactions - net increase (decrease)	(4,283,181,280)	53,187,662
Total increase (decrease) in net assets	(4,295,980,332)	78,800,952
Net Assets
Beginning of period	12,208,195,449	12,129,394,497
End of period	$7,912,215,117	$12,208,195,449

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$10.04	$10.03	$10.02
Income from Investment Operations
Net investment income (loss)A	.020	.146	.247	.180	.106	.073
Net realized and unrealized gain (loss)	(.009)	.031	–B	(.004)	.011	.010
Total from investment operations	.011	.177	.247	.176	.117	.083
Distributions from net investment income	(.019)	(.147)	(.247)	(.176)	(.105)	(.072)
Distributions from net realized gain	(.002)	–	–	–	(.002)	(.001)
Total distributions	(.021)	(.147)	(.247)	(.176)	(.107)	(.073)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04	$10.04	$10.03
Total ReturnC,D	.11%	1.77%	2.49%	1.77%	1.17%	.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.36%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.36%
Net investment income (loss)	.39%G	1.45%	2.46%	1.80%	1.06%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$2,351,092	$2,845,333	$2,757,403	$2,432,108	$1,818,466	$1,416,938
Portfolio turnover rateH	50%G,I	56%	36%	40%	45%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Conservative Income Bond Fund Institutional Class

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.04	$10.04	$10.04	$10.03	$10.02
Income from Investment Operations
Net investment income (loss)A	.025	.156	.257	.190	.116	.083
Net realized and unrealized gain (loss)	(.009)	.031	–B	(.004)	.011	.010
Total from investment operations	.016	.187	.257	.186	.127	.093
Distributions from net investment income	(.024)	(.157)	(.257)	(.186)	(.115)	(.082)
Distributions from net realized gain	(.002)	–	–	–	(.002)	(.001)
Total distributions	(.026)	(.157)	(.257)	(.186)	(.117)	(.083)
Net asset value, end of period	$10.06	$10.07	$10.04	$10.04	$10.04	$10.03
Total ReturnC,D	.16%	1.88%	2.59%	1.87%	1.27%	.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.26%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.26%
Net investment income (loss)	.49%G	1.55%	2.56%	1.90%	1.16%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$5,561,123	$9,362,863	$9,371,991	$7,921,474	$5,627,727	$3,912,804
Portfolio turnover rateH	50%G,I	56%	36%	40%	45%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Conservative Income Bond Fund	$915

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,251,384
Gross unrealized depreciation	(660,167)
Net unrealized appreciation (depreciation)	$15,591,217
Tax cost	$8,046,084,894

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Bond Fund	1,286,640,292	1,499,051,389

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Conservative Income Bond	$1,307,562.10
Institutional Class	1,424,944.05
	$2,732,506

 (a) Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Redemptions In-Kind. During the period, 354,860,413 shares of the Fund were redeemed in-kind for investments, including accrued interest, and cash with a value of $3,573,444,362. The net realized gain of $13,415,706 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Conservative Income Bond Fund	$10,388

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Conservative Income Bond	.35%	$672,163
Institutional Class	.25%	2,894,988
		$3,567,151

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $30.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2021	Year ended August 31, 2020
Distributions to shareholders
Conservative Income Bond	$5,590,486	$40,182,095
Institutional Class	15,732,992	149,357,532
Total	$21,323,478	$189,539,627

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2021	Year ended August 31, 2020	Six months ended February 28, 2021	Year ended August 31, 2020
Conservative Income Bond
Shares sold	55,875,215	192,364,539	$562,314,159	$1,931,691,607
Reinvestment of distributions	494,308	3,564,986	4,974,210	35,770,481
Shares redeemed	(105,094,227)	(188,002,700)	(1,057,522,754)	(1,882,686,871)
Net increase (decrease)	(48,724,704)	7,926,825	$(490,234,385)	$84,775,217
Institutional Class
Shares sold	254,959,229	767,805,537	$2,565,816,603	$7,707,161,422
Reinvestment of distributions	1,152,587	11,217,657	11,599,269	112,542,352
Shares redeemed	(632,737,293)(a)	(782,649,305)	(6,370,362,767)(a)	(7,851,291,329)
Net increase (decrease)	(376,625,477)	(3,626,111)	$(3,792,946,895)	$(31,587,555)

 (a) Amount includes in-kind redemptions (see the Affiliated Redemptions In-Kind note for additional details).

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Conservative Income Bond Fund
Conservative Income Bond	.35%
Actual		$1,000.00	$1,001.10	$1.74
Hypothetical-C		$1,000.00	$1,023.06	$1.76
Institutional Class	.25%
Actual		$1,000.00	$1,001.60	$1.24
Hypothetical-C		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by Fidelity for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the fund's competitive management fee rate, Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity Conservative Income Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse Institutional Class and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.25% and 0.35% through December 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FCV-SANN-0421
1.924092.109

Fidelity® Series Short-Term Credit Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	17.0%
AAA	19.9%
AA	6.0%
A	22.8%
BBB	27.3%
BB and Below	2.9%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	56.5%
U.S. Government and U.S. Government Agency Obligations	17.0%
Asset-Backed Securities	14.7%
CMOs and Other Mortgage Related Securities	7.4%
Municipal Bonds	0.3%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	2.4%

 * Foreign investments - 12.6%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 56.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.9%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$6,080,000	$6,080,907
0.583% 3/1/24 (a)	2,527,000	2,524,809
1.162% 4/3/26 (a)	5,299,000	5,275,208
Verizon Communications, Inc.:
2.946% 3/15/22	3,585,000	3,683,979
5.15% 9/15/23	2,981,000	3,326,588
		20,891,491
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	8,870,000	9,281,372
Time Warner Cable LLC 4% 9/1/21	724,000	730,197
		10,011,569
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	5,453,000	5,484,881
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	4,500,000	4,865,535
		10,350,416

TOTAL COMMUNICATION SERVICES		41,253,476

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 4.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	5,117,000	5,119,548
0.4% 10/21/22	4,197,000	4,201,977
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	10,323,000	10,940,595
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	6,549,000	6,598,855
0.75% 3/1/24 (a)	6,205,000	6,215,275
2.85% 1/6/22 (a)	5,000,000	5,105,545
3.35% 5/4/21 (a)	6,539,000	6,573,192
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	10,000,000	10,122,327
1.25% 1/8/26	4,954,000	4,898,039
3.55% 4/9/21	715,000	717,102
4.15% 6/19/23	5,000,000	5,375,828
4.2% 11/6/21	16,052,000	16,464,921
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	6,000,000	6,032,931
2.5% 9/24/21 (a)	1,787,000	1,808,571
2.9% 5/13/22 (a)	2,242,000	2,307,699
4% 11/12/21 (a)	5,000,000	5,126,795
		97,609,200
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	1,173,000	1,186,026
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	2,722,000	2,717,775
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,998,000	2,065,533
Specialty Retail - 0.3%
AutoZone, Inc. 2.5% 4/15/21	4,570,000	4,573,760
TJX Companies, Inc. 3.5% 4/15/25	1,418,000	1,555,306
		6,129,066
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	6,737,000	6,867,770

TOTAL CONSUMER DISCRETIONARY		116,575,370

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	3,339,000	3,727,624
Molson Coors Beverage Co. 3.5% 5/1/22	3,498,000	3,618,416
		7,346,040
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	1,124,000	1,125,992
0.8% 2/10/24 (a)	1,376,000	1,377,160
		2,503,152
Food Products - 1.0%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	11,026,000	11,033,304
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,918,102
Mondelez International, Inc.:
0.625% 7/1/22	5,900,000	5,922,811
2.125% 4/13/23	2,292,000	2,371,654
		24,245,871
Tobacco - 1.5%
BAT Capital Corp.:
2.764% 8/15/22	5,000,000	5,153,873
3.222% 8/15/24	350,000	376,215
BAT International Finance PLC 1.668% 3/25/26	5,000,000	5,012,256
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	5,257,000	5,596,900
3.75% 7/21/22 (a)	10,036,000	10,409,027
Philip Morris International, Inc.:
1.125% 5/1/23	3,910,000	3,974,473
2.625% 2/18/22	416,000	424,686
2.875% 5/1/24	4,664,000	4,972,487
		35,919,917

TOTAL CONSUMER STAPLES		70,014,980

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,781,000	2,846,851
Cenovus Energy, Inc. 3% 8/15/22	4,666,000	4,785,731
Chevron Corp. 1.141% 5/11/23	4,099,000	4,171,482
Chevron U.S.A., Inc.:
0.333% 8/12/22	6,000,000	6,008,086
0.426% 8/11/23	2,703,000	2,706,986
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	2,378,000	2,383,082
Energy Transfer Partners LP:
3.6% 2/1/23	8,291,000	8,657,529
4.2% 9/15/23	1,668,000	1,796,409
Equinor ASA 1.75% 1/22/26	909,000	937,152
Kinder Morgan Energy Partners LP 3.5% 9/1/23	2,729,000	2,908,811
Kinder Morgan, Inc. 3.15% 1/15/23	4,100,000	4,299,164
Marathon Oil Corp. 2.8% 11/1/22	1,696,000	1,744,404
Marathon Petroleum Corp. 4.5% 5/1/23	4,620,000	4,985,860
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	1,006,000	1,006,684
1.75% 3/1/26	5,000,000	5,038,496
3.375% 3/15/23	3,922,000	4,112,240
4.5% 7/15/23	990,000	1,068,995
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,041,732
Ovintiv, Inc. 3.9% 11/15/21	5,000,000	5,050,250
Phillips 66 Co.:
0.9% 2/15/24	6,000,000	6,007,208
3.7% 4/6/23	3,533,000	3,762,345
3.85% 4/9/25	5,000,000	5,512,151
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,958,000	10,226,123
Schlumberger Investment SA 3.3% 9/14/21 (a)	6,031,000	6,084,750
Shell International Finance BV 3.5% 11/13/23	1,197,000	1,296,061
Suncor Energy, Inc. 3.6% 12/1/24	6,627,000	7,258,629
The Williams Companies, Inc.:
3.6% 3/15/22	11,729,000	12,041,939
4% 11/15/21	2,503,000	2,543,535
Valero Energy Corp.:
1.2% 3/15/24	7,000,000	7,060,016
2.7% 4/15/23	652,000	679,697
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	1,756,000	1,728,717
4.35% 2/1/25	2,828,000	2,894,797
5.375% 6/1/21	9,362,000	9,362,000
		143,007,912
FINANCIALS - 28.2%
Banks - 14.8%
Bank of America Corp.:
0.81% 10/24/24 (b)	5,500,000	5,541,678
3.004% 12/20/23 (b)	10,254,000	10,717,071
3.124% 1/20/23 (b)	20,513,000	21,002,401
Bank of Nova Scotia 0.55% 9/15/23	7,000,000	7,029,421
Banque Federative du Credit Mutuel SA 1.96% 7/21/21 (a)	3,560,000	3,581,864
Barclays PLC:
1.007% 12/10/24 (b)	3,245,000	3,261,612
3.2% 8/10/21	5,000,000	5,063,767
3.932% 5/7/25 (b)	10,000,000	10,889,099
BNP Paribas SA 3.5% 3/1/23 (a)	8,000,000	8,476,621
BPCE SA 2.75% 12/2/21	513,000	522,492
Canadian Imperial Bank of Commerce 0.95% 6/23/23	7,000,000	7,080,255
Capital One Bank NA 2.014% 1/27/23 (b)	5,000,000	5,072,644
Capital One NA 2.15% 9/6/22	6,739,000	6,913,868
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	6,290,000	6,297,749
Citigroup, Inc.:
2.75% 4/25/22	6,026,000	6,180,908
3.142% 1/24/23 (b)	16,242,000	16,638,506
4.4% 6/10/25	326,000	366,151
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	16,749,000	16,812,311
Danske Bank A/S 3.875% 9/12/23 (a)	3,793,000	4,081,381
HSBC Holdings PLC:
1.645% 4/18/26 (b)	4,469,000	4,519,302
3.262% 3/13/23 (b)	1,274,000	1,311,747
ING Groep NV 3.15% 3/29/22	10,738,000	11,070,964
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	5,000,000	5,228,298
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	4,680,000	4,790,369
2.083% 4/22/26 (b)	5,000,000	5,192,024
3.207% 4/1/23 (b)	6,026,000	6,212,605
3.22% 3/1/25 (b)	5,000,000	5,366,256
3.514% 6/18/22 (b)	13,681,000	13,810,666
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.6826% 5/7/21 (b)(c)	6,247,000	6,252,185
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,323,000	1,336,573
2.907% 11/7/23 (b)	9,000,000	9,346,055
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	6,000,000	6,043,099
2.193% 2/25/25	6,000,000	6,241,143
2.623% 7/18/22	7,221,000	7,445,049
3.218% 3/7/22	5,108,000	5,256,929
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,945,000	2,963,928
National Bank of Canada 0.55% 11/15/24 (b)	2,428,000	2,429,186
PNC Bank NA:
1.743% 2/24/23 (b)	4,113,000	4,167,332
2.028% 12/9/22 (b)	5,000,000	5,065,925
Royal Bank of Canada 2.55% 7/16/24	6,460,000	6,878,855
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	3,422,000	3,542,565
3.875% 9/12/23	15,847,000	17,103,209
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	5,000,000	5,236,543
3.5% 6/7/24	4,731,000	5,086,392
4.45% 12/3/21	10,083,000	10,359,445
Societe Generale:
2.625% 10/16/24 (a)	908,000	956,125
3.875% 3/28/24 (a)	3,557,000	3,868,188
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	586,000	585,867
1.474% 7/8/25	5,000,000	5,078,117
Synovus Bank 2.289% 2/10/23 (b)	1,383,000	1,399,211
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	5,000,000	5,026,650
0.25% 1/6/23	6,000,000	5,995,135
0.75% 6/12/23	5,000,000	5,047,784
Wells Fargo & Co.:
1.654% 6/2/24 (b)	5,000,000	5,125,096
3.75% 1/24/24	5,000,000	5,433,978
Wells Fargo Bank NA 2.082% 9/9/22 (b)	5,500,000	5,550,723
Zions Bancorp NA:
3.35% 3/4/22	1,971,000	2,021,065
3.5% 8/27/21	5,552,000	5,636,363
		359,510,745
Capital Markets - 6.0%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	2,500,000	2,506,025
0.495% 2/2/24	5,000,000	4,997,131
1% 5/5/23	4,000,000	4,052,983
2.1% 11/12/21	3,465,000	3,509,463
Credit Suisse Group AG 3.574% 1/9/23 (a)	6,026,000	6,182,607
Deutsche Bank AG New York Branch:
2.222% 9/18/24 (b)	9,466,000	9,741,098
3.3% 11/16/22	6,460,000	6,735,629
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	5,000,000	5,015,424
2.876% 10/31/22 (b)	14,052,000	14,279,342
2.905% 7/24/23 (b)	15,513,000	16,035,642
3% 4/26/22	17,586,000	17,654,754
Intercontinental Exchange, Inc. 0.7% 6/15/23	4,623,000	4,649,564
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	6,026,000	6,045,940
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	5,000,000	5,020,187
0.529% 1/25/24 (b)	5,359,000	5,361,730
0.56% 11/10/23 (b)	6,000,000	6,008,339
2.625% 11/17/21	11,283,000	11,470,744
3.737% 4/24/24 (b)	6,026,000	6,433,879
NASDAQ, Inc. 0.445% 12/21/22	2,594,000	2,595,103
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	1,539,000	1,542,466
UBS Group AG 1.008% 7/30/24 (a)(b)	5,345,000	5,390,549
		145,228,599
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	4,184,000	4,090,455
3.5% 5/26/22	5,000,000	5,148,841
4.125% 7/3/23	2,112,000	2,246,501
4.875% 1/16/24	1,464,000	1,597,846
Ally Financial, Inc.:
1.45% 10/2/23	789,000	802,279
3.05% 6/5/23	3,662,000	3,850,624
5.125% 9/30/24	4,280,000	4,883,735
American Express Co. 2.75% 5/20/22	10,244,000	10,530,248
Ford Motor Credit Co. LLC:
3.087% 1/9/23	5,000,000	5,073,500
3.336% 3/18/21	11,156,000	11,162,694
4.14% 2/15/23	3,116,000	3,205,585
John Deere Capital Corp.:
0.7% 7/5/23	2,323,000	2,345,672
2.6% 3/7/24	1,099,000	1,171,419
3.125% 9/10/21	1,026,000	1,041,611
Synchrony Financial:
2.85% 7/25/22	5,641,000	5,810,921
4.25% 8/15/24	5,352,000	5,876,097
4.375% 3/19/24	5,198,000	5,705,189
Toyota Motor Credit Corp.:
0.5% 8/14/23	2,836,000	2,844,896
1.15% 5/26/22	7,000,000	7,076,988
2.9% 3/30/23	1,727,000	1,818,284
		86,283,385
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (a)	1,634,000	1,649,045
2.3% 7/1/22 (a)	1,765,000	1,810,938
3.35% 6/25/21 (a)	6,026,000	6,085,904
Athene Global Funding 0.95% 1/8/24 (a)	5,259,000	5,269,238
BP Capital Markets America, Inc.:
2.937% 4/6/23	1,354,000	1,426,612
4.742% 3/11/21	5,000,000	5,005,312
Equitable Holdings, Inc. 3.9% 4/20/23	340,000	363,768
		21,610,817
Insurance - 3.0%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	6,026,000	6,022,023
American International Group, Inc. 2.5% 6/30/25	5,000,000	5,286,095
Aon Corp. 2.2% 11/15/22	6,291,000	6,487,967
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	6,000,000	6,005,940
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	2,318,000	2,295,208
Guardian Life Global Funding 1.1% 6/23/25 (a)	4,747,000	4,741,045
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	3,160,000	3,224,839
MassMutual Global Funding II 0.85% 6/9/23 (a)	6,000,000	6,066,686
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	3,627,000	3,667,967
1.95% 1/13/23 (a)	5,000,000	5,151,186
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.5981% 1/17/23 (a)(b)(c)	5,000,000	5,033,082
0.55% 7/13/22 (a)	6,200,000	6,223,424
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	7,757,000	7,775,830
1.1% 5/5/23 (a)	2,345,000	2,381,613
Pacific Life Global Funding II 1.2% 6/24/25 (a)	3,430,000	3,445,815
		73,808,720

TOTAL FINANCIALS		686,442,266

HEALTH CARE - 4.2%
Biotechnology - 1.2%
AbbVie, Inc.:
2.15% 11/19/21	11,000,000	11,137,231
2.3% 11/21/22	5,500,000	5,677,386
3.45% 3/15/22	11,629,000	11,937,200
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	881,000	884,782
		29,636,599
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.894% 6/6/22	4,264,000	4,386,882
Boston Scientific Corp. 3.45% 3/1/24	1,872,000	2,014,864
		6,401,746
Health Care Providers & Services - 1.3%
Anthem, Inc. 3.125% 5/15/22	5,646,000	5,833,586
Cigna Corp. 3.4% 9/17/21	4,635,000	4,715,504
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (b)(c)	11,231,000	11,232,685
3.35% 3/9/21	4,257,000	4,259,384
3.7% 3/9/23	680,000	723,500
UnitedHealth Group, Inc. 3.35% 7/15/22	5,026,000	5,233,836
		31,998,495
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (a)	12,039,000	12,127,799
4.25% 12/15/25 (a)	4,500,000	5,068,060
Bristol-Myers Squibb Co.:
2.55% 5/14/21	1,539,000	1,545,892
2.6% 5/16/22	4,620,000	4,749,910
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	3,204,000	3,248,055
Mylan NV 3.125% 1/15/23 (a)	4,160,000	4,350,886
Utah Acquisition Sub, Inc. 3.15% 6/15/21	2,200,000	2,213,084
Viatris, Inc. 1.125% 6/22/22 (a)	1,140,000	1,149,937
		34,453,623

TOTAL HEALTH CARE		102,490,463

INDUSTRIALS - 3.8%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	4,219,000	4,236,862
1.95% 2/1/24	5,000,000	5,125,468
4.875% 5/1/25	3,000,000	3,354,007
		12,716,337
Airlines - 0.6%
Delta Air Lines, Inc.:
2.9% 10/28/24	4,794,000	4,771,466
3.4% 4/19/21	9,255,000	9,275,154
		14,046,620
Commercial Services & Supplies - 0.2%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	6,006,376
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	5,969,000	5,976,415
Roper Technologies, Inc. 0.45% 8/15/22	619,000	619,976
		6,596,391
Machinery - 1.0%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (b)(c)	7,221,000	7,229,579
0.25% 3/1/23	6,000,000	5,993,307
0.95% 5/13/22	6,000,000	6,048,064
2.65% 5/17/21	1,149,000	1,154,880
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (b)(c)	3,329,000	3,329,943
		23,755,773
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	5,178,000	5,172,284
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	5,064,000	5,060,315
		10,232,599
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,087,831
2.5% 3/1/21	3,205,000	3,205,000
2.625% 7/1/22	1,180,000	1,208,884
3.5% 1/15/22	6,047,000	6,206,287
International Lease Finance Corp. 5.875% 8/15/22	5,731,000	6,147,056
		18,855,058
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	685,000	697,792

TOTAL INDUSTRIALS		92,906,946

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	11,809,000	12,953,745
IT Services - 0.4%
PayPal Holdings, Inc. 1.35% 6/1/23	2,183,000	2,227,549
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,126,215
4.25% 6/9/23	6,026,000	6,485,854
		9,839,618
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.497% 4/24/23	2,761,000	2,876,024
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	4,678,000	4,720,382

TOTAL INFORMATION TECHNOLOGY		30,389,769

MATERIALS - 0.4%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	3,323,000	3,515,968
The Mosaic Co. 3.25% 11/15/22	6,937,000	7,237,258
		10,753,226
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,915,210
Crown Castle International Corp. 1.35% 7/15/25	444,000	446,741
Welltower, Inc. 3.625% 3/15/24	2,497,000	2,708,308
		5,070,259
UTILITIES - 3.2%
Electric Utilities - 2.0%
Exelon Corp. 3.497% 6/1/22 (b)	10,129,000	10,495,744
FirstEnergy Corp.:
1.6% 1/15/26	476,000	467,670
2.05% 3/1/25	2,724,000	2,735,931
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	5,310,000	5,310,223
2.85% 4/1/25	1,231,000	1,321,703
ITC Holdings Corp. 2.7% 11/15/22	3,596,000	3,729,106
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	7,000,000	7,002,450
2.403% 9/1/21	3,000,000	3,032,282
2.75% 5/1/25	4,137,000	4,413,571
2.9% 4/1/22	1,137,000	1,168,667
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	2,688,000	2,690,482
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	4,068,000	4,071,121
Southern Co. 0.6% 2/26/24	2,247,000	2,244,297
Virginia Electric & Power Co. 2.75% 3/15/23	616,000	642,333
		49,325,580
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	5,170,000	5,170,000
Dominion Gas Holdings LLC 2.5% 11/15/24	989,000	1,048,429
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	1,365,000	1,365,290
		7,583,719
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	738,000	741,437
Multi-Utilities - 0.9%
CenterPoint Energy, Inc. 2.5% 9/1/22	1,027,000	1,058,056
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	3,520,000	3,527,536
2.715% 8/15/21	3,638,000	3,676,062
DTE Energy Co.:
0.55% 11/1/22	5,000,000	5,010,367
2.25% 11/1/22	5,000,000	5,149,753
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,930,498
		20,352,272

TOTAL UTILITIES		78,003,008

TOTAL NONCONVERTIBLE BONDS
(Cost $1,350,990,738)		1,376,907,675

U.S. Government and Government Agency Obligations - 14.1%
U.S. Government Agency Obligations - 0.3%
Freddie Mac 0.125% 7/25/22	7,192,000	7,195,069
U.S. Treasury Obligations - 13.8%
U.S. Treasury Notes:
0.125% 2/15/24	$24,296,000	$24,189,705
0.25% 7/31/25	75,000,000	73,842,773
0.375% 4/30/25	122,204,100	121,330,539
2.375% 8/15/24 (d)	50,892,000	54,390,825
2.875% 11/30/25	57,000,000	62,895,938

TOTAL U.S. TREASURY OBLIGATIONS		336,649,780

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $342,315,621)		343,844,849

U.S. Government Agency - Mortgage Securities - 2.6%
Fannie Mae - 1.0%
3% 12/1/31 to 7/1/36	11,291,276	11,940,934
3.5% 9/1/29	349,770	376,270
4.5% 3/1/39 to 9/1/49	8,213,259	9,075,326
5.5% 11/1/34	1,608,881	1,848,021
7.5% 11/1/31	328	386

TOTAL FANNIE MAE		23,240,937

Freddie Mac - 1.6%
2% 1/1/32	12,137,657	12,611,020
2.5% 11/1/28	9,807,703	10,272,709
3% 5/1/29 to 2/1/34	16,045,015	16,976,068
4% 4/1/26	246,380	262,077
8.5% 5/1/26 to 7/1/28	25,624	29,202

TOTAL FREDDIE MAC		40,151,076

Ginnie Mae - 0.0%
7% 1/15/25 to 8/15/32	178,152	204,020
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $62,279,305)		63,596,033

Asset-Backed Securities - 14.7%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$210,817	$219,968
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	766,000	766,648
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)	2,832,000	2,826,484
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	754,772	756,159
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	7,008,000	7,051,599
American Express Credit Account Master Trust:
Series 2018-4 Class A, 2.99% 12/15/23	5,565,000	5,599,114
Series 2018-6 Class A, 3.06% 2/15/24	5,404,000	5,463,678
Series 2019-1 Class A, 2.87% 10/15/24	1,996,000	2,052,571
AmeriCredit Automobile Receivables Trust:
Series 2018-3 Class A3, 3.38% 7/18/23	1,944,764	1,965,609
Series 2019-3 Class A2A, 2.17% 1/18/23	788,409	790,614
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	7,227,000	7,204,212
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	781,087	786,290
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	108,485	108,658
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	5,098,000	5,130,928
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	724,458	726,456
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	4,276,976	4,280,825
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	1,990,313	2,012,781
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	6,406,000	6,566,524
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	6,924	6,931
Series 2017-4 Class A3, 2.11% 10/17/22	327,780	328,664
Series 2018-2 Class A3, 2.98% 1/17/23	1,212,261	1,223,543
Series 2018-4 Class A3, 3.36% 9/15/23	2,422,568	2,468,838
Series 2019-1 Class A3, 3.05% 3/15/24	3,288,898	3,353,503
Series 2019-4 Class A2A, 2.01% 3/15/23	571,619	574,704
Series 2020-3 Class A2A, 0.49% 6/15/23	5,435,020	5,442,259
Series 2020-4 Class A3, 0.5% 8/15/25	3,750,000	3,759,344
Series 2021-1 Class A3, 0.34% 12/15/25	3,598,000	3,592,120
Chesapeake Funding II LLC:
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4174% 11/15/29 (a)(b)(c)	131,182	131,205
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	507,050	511,178
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	1,593,387	1,637,763
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	2,375,363	2,408,374
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	3,323,936	3,350,417
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	1,695,416	1,722,692
Series 2019-C Class A2, 1.99% 3/15/23	509,707	512,076
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	235,486	236,077
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	2,362,054	2,379,013
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	253,612	254,176
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	4,178,578	4,228,670
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	231,636	232,733
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	1,372,954	1,380,077
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/34 (b)(c)	128,608	124,071
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23(a)	21,380	21,395
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	611,644	614,363
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	1,852,640	1,861,736
Class A3, 1.91% 10/22/24 (a)	1,891,000	1,915,563
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	2,371,000	2,374,047
Class A3, 0.57% 10/23/23 (a)	2,896,000	2,904,941
Discover Card Master Trust:
Series 2018-A5 Class A5, 3.32% 3/15/24	6,475,000	6,586,255
Series 2019-A1 Class A1, 3.04% 7/15/24	4,676,000	4,790,697
Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.3823% 12/15/23 (b)(c)	7,052,000	7,056,621
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	498,909	500,629
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	162,737	162,953
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	1,166,379	1,169,450
Class A3, 2.08% 2/21/23 (a)	1,808,000	1,829,973
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	13,559	13,575
Series 2019-4A Class A, 2.17% 5/15/23 (a)	814,392	817,091
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,539,746	1,559,118
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	5,226,914	5,308,962
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	5,980,000	5,998,521
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,159,000	2,158,248
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	1,525,000	1,525,000
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	9,839	9,851
Series 2020-A Class A3, 1.85% 3/15/23	2,173,000	2,196,285
Series 2020-B Class A3, 0.62% 8/15/23	4,490,000	4,507,925
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	4,314,675	4,320,373
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	5,629,000	5,662,332
Series 2020-1 Class A1, 0.7% 9/15/25	4,952,000	4,979,983
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	453,018	454,051
Series 2019-2 Class A3, 2.67% 3/21/22	742,716	745,786
Series 2020-3 Class A3, 0.45% 8/21/23	3,056,000	3,065,187
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	1,464,256	1,468,063
Series 2020-3 Class A2, 0.35% 7/17/23	4,140,427	4,143,734
Series 2020-4 Class A3, 0.38% 8/18/25	4,404,000	4,403,656
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	2,015,235	2,044,468
2.32% 7/18/22	84,661	84,951
GMF Floorplan Owner Revolving Trust:
Series 2018-2 Class A2, 3.13% 3/15/23 (a)	5,334,000	5,341,245
Series 2020-1 Class A, 0.68% 8/15/25 (a)	2,239,000	2,250,956
Series 2020-2 Class A, 0.69% 10/15/25 (a)	4,896,000	4,918,717
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	2,962,953	2,981,242
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	5,764,179	5,773,685
Hyundai Auto Lease Securitization Trust:
Series 2020-A:
Class A2, 1.9% 5/16/22 (a)	3,204,234	3,216,428
Class A3, 1.95% 7/17/23 (a)	3,019,000	3,061,077
Series 2021-A Class A3, 0.33% 1/16/24 (a)	4,015,000	4,018,338
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	167,177	167,967
Series 2019-B Class A3, 1.94% 2/15/24	3,398,000	3,451,990
Series 2020-B Class A2, 0.38% 3/15/23	5,690,194	5,695,480
Series 2020-C Class A3, 0.38% 5/15/25	4,772,000	4,777,191
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	134,291	134,463
Series 2019-B Class A2, 2.28% 5/16/22	62,650	62,718
Series 2020-A Class A2, 1.01% 1/17/23	1,696,852	1,701,772
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	2,609,188	2,632,500
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,975,000	2,025,592
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	539,972	544,551
Series 2020-1A Class A, 2.24% 3/15/30 (a)	299,474	300,986
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	689,609	691,796
Series 2019-B Class A3, 2% 10/17/22	2,637,000	2,664,136
Series 2020-A Class A3, 1.84% 12/15/22	2,812,000	2,845,801
Series 2020-B Class A3, 0.4% 11/15/23	2,380,000	2,384,868
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	4,967,325	4,973,044
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	1,900,333	1,915,206
Class A3, 2.01% 12/12/24 (a)	3,817,000	3,922,281
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	4,446,000	4,434,076
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	2,757,060	2,753,335
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	362,655	364,003
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	152,263	152,767
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	904,405	911,006
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	4,043,000	4,041,329
Santander Retail Auto Lease Trust:
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	1,734,550	1,740,797
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	2,457,383	2,472,096
Series 2020-B Class A3, 0.57% 4/22/24 (a)	5,414,000	5,415,704
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	2,125,496	2,143,838
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	1,766,853	1,786,629
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7665% 12/15/25 (a)(b)(c)	3,818,723	3,818,255
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,517,834	1,532,674
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	144,982	134,846
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,876,964	1,881,074
Class A3, 0.68% 12/20/23 (a)	2,506,000	2,523,542
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	3,422,210	3,449,550
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	2,164,442	2,287,617
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	3,136,000	3,198,097
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	259,247	261,449
Series 2020-C Class A3, 0.44% 10/15/24	6,000,000	6,019,785
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	116,381	116,528
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	313,000	313,324
VCAT Asset Securitization, LLC Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,834,962	1,835,233
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	3,736,646	3,782,839
Series 2020-A Class A1A, 1.85% 7/22/24	5,529,000	5,649,992
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	4,229,000	4,279,902
Series 2020-A Class A3, 0.39% 1/22/24	6,000,000	6,009,218
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	1,531,692	1,548,093
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	2,088,378	2,117,635
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	2,671,000	2,721,285
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6274% 7/17/23 (a)(b)(c)	6,866,000	6,875,954
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	153,197	153,602
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	2,460,532	2,467,971
Series 2020-C Class A2, 0.35% 12/15/23	5,000,000	5,001,958
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	2,057,115	2,072,960
Series 2019-B Class A3, 2.03% 11/15/22	3,752,000	3,806,593
Series 2020-B Class A3, 0.45% 2/15/24	3,134,000	3,136,826
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	1,566,984	1,572,884
TOTAL ASSET-BACKED SECURITIES
(Cost $356,457,275)		358,662,625

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 1.0%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,926,000	1,923,837
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6375% 8/25/60 (a)(b)(c)	1,064,494	1,065,562
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	966,733	969,010
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	5,157,000	5,279,386
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	1,116,000	1,116,356
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	5,299,000	5,298,644
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	680,728	682,072
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	985,000	986,164
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	199,230	200,321
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	4,706,042	4,717,746
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1,904	1,844
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	3,614,420	3,622,159

TOTAL PRIVATE SPONSOR		25,863,101

U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4176% 5/25/45 (b)(c)	812,506	816,021
sequential payer Series 2001-40 Class Z, 6% 8/25/31	90,138	102,393
Series 2016-27:
Class HK, 3% 1/25/41	778,565	826,006
Class KG, 3% 1/25/40	378,357	399,072
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4676% 7/25/46 (b)(c)	967,186	974,604
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	148,039	149,043
Series 2015-4437 Class DE, 2% 10/15/32	158,964	160,109
Series 3949 Class MK, 4.5% 10/15/34	444,963	490,467
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	1,796	1,795

TOTAL U.S. GOVERNMENT AGENCY		3,919,510

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $29,566,531)		29,782,611

Commercial Mortgage Securities - 6.5%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,502,000	1,529,943
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(f)(g)	3,606,979	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,692,502	1,747,232
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	2,599,730	2,601,687
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	4,617,200	4,618,644
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	2,450,000	2,446,940
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	5,647,373	5,656,962
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	5,086,839	5,116,893
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	1,128,000	1,128,000
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9023% 7/15/32 (a)(b)(c)	4,902,074	4,906,716
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	4,300,443	4,273,867
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	5,188,000	5,364,551
Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,230,069
Series 2014-GC21 Class AAB, 3.477% 5/10/47	1,115,827	1,169,158
Series 2016-GC36 Class AAB, 3.368% 2/10/49	2,552,837	2,705,633
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	3,908,947	3,955,271
Series 2013-CR11 Class ASB, 3.66% 8/10/50	1,458,058	1,514,885
Series 2014-CR18 Class ASB, 3.452% 7/15/47	1,568,947	1,623,101
Series 2012-CR4 Class ASB, 2.436% 10/15/45	266,128	269,491
Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,283,008	1,305,131
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	5,242,000	5,250,364
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	714,000	730,567
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,538,000	2,705,386
CSMC Commercial Mortgage Trust Series 2016-NXSR Class A1, 1.9708% 12/15/49	191,037	191,515
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.862% 7/15/32 (a)(b)(c)	1,279,000	1,272,815
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,774,000	1,816,533
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	7,834,000	8,023,081
Class A3, 3.482% 1/10/45	3,035,536	3,069,078
Series 2012-GCJ7:
Class A/S, 4.085% 5/10/45	3,871,000	3,984,928
Class A4, 3.377% 5/10/45	5,183,802	5,251,851
Series 2014-GC18 Class AAB, 3.648% 1/10/47	33,040	34,379
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	6,889,423	6,931,149
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	4,408,000	4,549,034
Series 2017-GS8 Class A1, 2.222% 11/10/50	610,067	616,807
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,762,850	1,846,500
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A1, 1.5366% 12/15/49	2,223,359	2,228,072
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	7,318,295	7,553,540
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	5,346,000	5,510,169
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	2,243,000	2,247,543
sequential payer:
Series 2012-C8 Class A3, 2.8291% 10/15/45	1,963,780	2,016,152
Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,979,374	1,985,492
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	2,609,420	2,787,928
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	617,000	619,510
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,305,244	1,400,783
Series 2016-C32 Class A1, 1.968% 12/15/49	469,389	471,013
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	3,286,000	3,431,304
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	2,610,000	2,635,429
Series 2016-BNK2 Class A1, 1.424% 11/15/49	235,745	235,914
Series 2019-H7 Class A1, 2.327% 7/15/52	2,209,385	2,265,833
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	3,941,920	3,928,454
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,777,229	1,810,243
Series 2012-C2 Class ASEC, 4.179% 5/10/63 (a)	2,654,000	2,755,691
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	3,401,097	3,625,180
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,745,000	2,951,732
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(c)	3,715,706	3,716,283
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	228,605	233,476
Series 2013-C14 Class ASB, 2.977% 6/15/46	489,376	498,807
Series 2013-C16 Class ASB, 3.963% 9/15/46	550,511	573,597
Series 2014-C20 Class ASB, 3.638% 5/15/47	1,022,833	1,072,841
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $156,844,964)		156,993,147

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $7,574,966)	7,565,000	7,745,278

Bank Notes - 1.7%
BBVA U.S.A.:
2.875% 6/29/22	$1,344,000	$1,386,141
3.5% 6/11/21	4,129,000	4,154,384
Citibank NA 2.844% 5/20/22 (b)	6,231,000	6,264,455
Discover Bank 3.35% 2/6/23	5,000,000	5,263,125
First Republic Bank 1.912% 2/12/24 (b)	2,271,000	2,332,548
RBS Citizens NA 3.25% 2/14/22	1,028,000	1,054,239
Synchrony Bank 3.65% 5/24/21	2,999,000	3,013,043
Truist Bank:
2.8% 5/17/22	5,937,000	6,105,522
3.502% 8/2/22 (b)	4,421,000	4,478,575
Wells Fargo Bank NA 2.897% 5/27/22 (b)	7,000,000	7,043,345
TOTAL BANK NOTES
(Cost $40,487,326)		41,095,377

Commercial Paper - 0.2%
HSBC U.S.A., Inc. yankee 0.4% 2/9/22
(Cost $4,980,833)	5,000,000	4,982,310
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.07% (h)
(Cost $54,227,492)	54,216,649	54,227,492
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,405,725,051)		2,437,837,397
NET OTHER ASSETS (LIABILITIES) - 0.0%		587,364
NET ASSETS - 100%		$2,438,424,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	290	June 2021	$64,022,031	$(53,895)	$(53,895)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $527,675,498 or 21.6% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $113,288.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,595
Total	$13,595

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,376,907,675	$--	$1,376,907,675	$--
U.S. Government and Government Agency Obligations	343,844,849	--	343,844,849	--
U.S. Government Agency - Mortgage Securities	63,596,033	--	63,596,033	--
Asset-Backed Securities	358,662,625	--	358,662,625	--
Collateralized Mortgage Obligations	29,782,611	--	29,782,611	--
Commercial Mortgage Securities	156,993,147	--	156,993,147	--
Municipal Securities	7,745,278	--	7,745,278	--
Bank Notes	41,095,377	--	41,095,377	--
Commercial Paper	4,982,310	--	4,982,310	--
Money Market Funds	54,227,492	54,227,492	--	--
Total Investments in Securities:	$2,437,837,397	$54,227,492	$2,383,609,905	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(53,895)	$(53,895)	$--	$--
Total Liabilities	$(53,895)	$(53,895)	$--	$--
Total Derivative Instruments:	$(53,895)	$(53,895)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(53,895)
Total Interest Rate Risk	0	(53,895)
Total Value of Derivatives	$0	$(53,895)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.4%
United Kingdom	4.0%
Canada	2.7%
Japan	2.0%
Others (Individually Less Than 1%)	3.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,351,497,559)	$2,383,609,905
Fidelity Central Funds (cost $54,227,492)	54,227,492
Total Investment in Securities (cost $2,405,725,051)		$2,437,837,397
Receivable for investments sold		11,609,498
Receivable for fund shares sold		19,053,592
Interest receivable		10,588,901
Distributions receivable from Fidelity Central Funds		1,574
Receivable for daily variation margin on futures contracts		18,125
Total assets		2,479,109,087
Liabilities
Payable for investments purchased	$31,264,671
Payable for fund shares redeemed	9,401,679
Other payables and accrued expenses	17,976
Total liabilities		40,684,326
Net Assets		$2,438,424,761
Net Assets consist of:
Paid in capital		$2,403,442,192
Total accumulated earnings (loss)		34,982,569
Net Assets		$2,438,424,761
Net Asset Value, offering price and redemption price per share ($2,438,424,761 ÷ 239,105,304 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$22,663,907
Income from Fidelity Central Funds		13,595
Total income		22,677,502
Expenses
Custodian fees and expenses	$20,546
Independent trustees' fees and expenses	3,714
Miscellaneous	2,452
Total expenses before reductions	26,712
Expense reductions	(136)
Total expenses after reductions		26,576
Net investment income (loss)		22,650,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,657,523
Futures contracts	34,637
Total net realized gain (loss)		3,692,160
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(13,284,648)
Futures contracts	(76,787)
Total change in net unrealized appreciation (depreciation)		(13,361,435)
Net gain (loss)		(9,669,275)
Net increase (decrease) in net assets resulting from operations		$12,981,651

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,650,926	$56,645,773
Net realized gain (loss)	3,692,160	15,845,106
Change in net unrealized appreciation (depreciation)	(13,361,435)	23,547,371
Net increase (decrease) in net assets resulting from operations	12,981,651	96,038,250
Distributions to shareholders	(29,059,421)	(56,462,364)
Share transactions
Proceeds from sales of shares	288,317,946	1,095,309,117
Reinvestment of distributions	29,059,421	55,839,512
Cost of shares redeemed	(256,357,316)	(667,303,341)
Net increase (decrease) in net assets resulting from share transactions	61,020,051	483,845,288
Total increase (decrease) in net assets	44,942,281	523,421,174
Net Assets
Beginning of period	2,393,482,480	1,870,061,306
End of period	$2,438,424,761	$2,393,482,480
Other Information
Shares
Sold	28,233,310	108,656,445
Issued in reinvestment of distributions	2,840,476	5,517,734
Redeemed	(25,106,641)	(66,298,656)
Net increase (decrease)	5,967,145	47,875,523

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Short-Term Credit Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$10.27	$10.09	$9.88	$10.01	$10.03	$9.95
Income from Investment Operations
Net investment income (loss)A	.096	.252	.272	.214	.131	.114
Net realized and unrealized gain (loss)	(.042)	.180	.216	(.133)	(.013)	.081
Total from investment operations	.054	.432	.488	.081	.118	.195
Distributions from net investment income	(.096)	(.252)	(.278)	(.211)	(.131)	(.108)
Distributions from net realized gain	(.028)	–	–	–	(.007)	(.007)
Total distributions	(.124)	(.252)	(.278)	(.211)	(.138)	(.115)
Net asset value, end of period	$10.20	$10.27	$10.09	$9.88	$10.01	$10.03
Total ReturnB,C	.53%	4.35%	5.02%	.82%	1.19%	1.98%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.34%	.45%
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.34%	.45%
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.34%	.45%
Net investment income (loss)	1.90%F	2.49%	2.74%	2.16%	1.32%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$2,438,425	$2,393,482	$1,870,061	$2,113,392	$2,113,689	$1,022,609
Portfolio turnover rateH	39%F	62%I	67%	52%J	70%	112%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Short-Term Credit Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$37,295,680
Gross unrealized depreciation	(4,257,295)
Net unrealized appreciation (depreciation)	$33,038,385
Tax cost	$2,404,745,117

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Short-Term Credit Fund	336,166,911	389,345,955

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest and cash valued at $596,428,696 in exchange for 59,169,513 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Short-Term Credit Fund	$2,452

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $136.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Short-Term Credit Fund	- %-C
Actual		$1,000.00	$1,005.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Short-Term Credit Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans. The Board noted that there was a portfolio management change for the fund in October 2019.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SS1-SANN-0421
1.9863240.105

Fidelity® Series Government Money Market Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of February 28, 2021

Days	% of fund's investments
1 - 7	51.1
8 - 30	10.6
31 - 60	9.6
61 - 90	9.9
91 - 180	16.5
> 180	2.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of February 28, 2021
U.S. Treasury Debt	42.3%
U.S. Government Agency Debt	21.1%
Repurchase Agreements	35.1%
Variable Rate Demand Notes (VRDNs)	0.1%
Net Other Assets (Liabilities)	1.4%

Current 7-Day Yields

2/28/21
Fidelity® Series Government Money Market Fund	0.09%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 42.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 42.3%
U.S. Treasury Bills
3/2/21 to 12/2/21	0.05 to 0.14%	$3,985,600,000	$3,984,883,996
U.S. Treasury Bonds
5/15/21 to 11/15/21	0.07 to 0.12	4,000,000	4,105,530
U.S. Treasury Notes
3/15/21 to 1/31/23	0.04 to 0.33 (b)	1,312,365,000	1,317,159,185
TOTAL U.S. TREASURY DEBT
(Cost $5,306,148,711)			5,306,148,711

Variable Rate Demand Note - 0.1%
California - 0.0%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.07% 3/5/21, LOC Freddie Mac, VRDN
3/5/21	0.07 (b)(c)	700,000	700,000
New York - 0.1%
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, 0.05% 3/5/21, LOC Freddie Mac, VRDN
3/5/21	0.05 (b)(c)	1,600,000	1,600,000
FHLMC New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.04% 3/5/21, LOC Freddie Mac, VRDN
3/5/21	0.04 (b)(c)	800,000	800,000
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 0.05% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.05 (b)(c)	600,000	600,000
FNMA New York Hsg. Fin. Agcy. Rev. (316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 0.05% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.05 (b)(c)	800,000	800,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.07% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.07 (b)(c)	3,100,000	3,100,000
FNMA New York Hsg. Fin. Agcy. Rev. (Tribeca Park Proj.) Series 1997 A, 0.05% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.05 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (West 23rd Street Hsg. Proj.) Series 2001 A, 0.06% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.06 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.05% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.05 (b)(c)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.05% 3/5/21, LOC Fannie Mae, VRDN
3/5/21	0.05 (b)(c)	700,000	700,000
			9,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $9,800,000)			9,800,000

U.S. Government Agency Debt - 21.1%
Federal Agencies - 21.1%
Fannie Mae
4/26/21 to 7/29/22	0.15 to 0.38 (b)(d)	408,500,000	408,499,048
Federal Farm Credit Bank
3/3/21 to 3/25/22	0.05 to 0.33 (b)	81,750,000	81,744,613
Federal Home Loan Bank
3/1/21 to 12/15/22	0.05 to 0.31 (b)	1,861,150,000	1,861,237,086
Freddie Mac
6/24/21 to 9/9/22	0.10 to 0.34 (b)	301,000,000	300,996,414
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $2,652,477,161)			2,652,477,161

U.S. Government Agency Repurchase Agreement - 14.6%
	Maturity Amount	Value
In a joint trading account at 0.02% dated 2/26/21 due 3/1/21 Collateralized by (U.S. Government Obligations) #	$1,053,329,764	$1,053,328,000
With:
ABN AMRO Bank NV at 0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $42,840,110, 0.38% - 4.50%, 1/31/23 - 6/1/50)	42,000,070	42,000,000
Barclays Bank PLC at:
0.03%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $24,480,062, 2.50%, 12/20/50)	24,000,140	24,000,000
0.05%, dated:
2/23/21 due 3/2/21 (Collateralized by U.S. Government Obligations valued at $21,420,179, 2.50%, 12/20/50)	21,000,204	21,000,000
2/25/21 due:
3/4/21 (Collateralized by U.S. Treasury Obligations valued at $8,160,135, 0.38%, 11/30/25)	8,000,078	8,000,000
3/5/21 (Collateralized by U.S. Government Obligations valued at $42,840,239, 2.50%, 12/20/50)	42,001,633	42,000,000
BMO Harris Bank NA at:
0.06%, dated 2/12/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $5,100,145, 3.14% - 4.00%, 7/1/32 - 7/20/50)	5,000,225	5,000,000
0.07%, dated 2/5/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $4,080,191, 3.14% - 4.00%, 7/1/32 - 7/20/50)	4,000,708	4,000,000
0.08%, dated 2/2/21 due 3/2/21 (Collateralized by U.S. Government Obligations valued at $6,120,368, 3.14% - 4.00%, 7/1/32 - 7/20/50)	6,000,373	6,000,000
Citibank NA at:
0.04%, dated 2/23/21 due 3/2/21 (Collateralized by U.S. Government Obligations valued at $5,100,090, 0.00% - 3.03%, 4/13/21 - 9/15/65)	5,000,039	5,000,000
0.05%, dated 2/23/21 due 3/2/21 (Collateralized by U.S. Treasury Obligations valued at $31,622,986, 0.00% - 9.00%, 4/1/21 - 3/1/51)	31,000,301	31,000,000
Citigroup Global Capital Markets, Inc. at 0.05%, dated 2/23/21 due 3/2/21 (Collateralized by U.S. Government Obligations valued at $21,420,179, 2.00% - 2.50%, 12/1/40 - 2/1/41)	21,000,204	21,000,000
Deutsche Bank AG, New York at 0.03%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $43,260,108, 3.75%, 11/15/46)	42,000,105	42,000,000
Deutsche Bank Securities, Inc. at 0.03%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $21,420,054, 1.50%, 2/1/51)	21,000,053	21,000,000
Goldman Sachs & Co. at:
0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $155,040,258, 2.00% - 7.00%, 2/1/22 - 3/1/51)	152,000,253	152,000,000
0.03%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $64,260,161, 3.50%, 8/1/49)	63,000,368	63,000,000
J.P. Morgan Securities, LLC at 0.03%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $10,200,026, 2.00% - 5.00%, 2/1/36 - 2/1/51)	10,000,058	10,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.11%, dated:
2/22/21 due 4/23/21 (Collateralized by U.S. Government Obligations valued at $10,200,218, 1.78% - 5.75%, 7/1/27 - 1/1/51)	10,001,833	10,000,000
2/23/21 due 4/26/21 (Collateralized by U.S. Government Obligations valued at $14,280,262, 2.00% - 6.00%, 5/1/28 - 12/1/50)	14,002,652	14,000,000
0.12%, dated 2/8/21 due 4/9/21 (Collateralized by U.S. Government Obligations valued at $10,200,714, 2.50% - 5.00%, 11/1/40 - 12/1/50)	10,002,000	10,000,000
0.13%, dated 2/2/21 due 4/5/21 (Collateralized by U.S. Government Obligations valued at $16,321,592, 1.50% - 4.00%, 1/1/35 - 10/1/50)	16,003,582	16,000,000
Morgan Stanley & Co., LLC at 0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Government Obligations valued at $26,520,044, 2.25% - 4.50%, 3/11/22 - 2/1/51)	26,000,043	26,000,000
Nomura Securities International, Inc. at 0.05%, dated 2/24/21 due 3/3/21 (Collateralized by U.S. Government Obligations valued at $27,540,191, 4.00% - 4.53%, 10/1/43 - 11/1/46)	27,000,263	27,000,000
RBC Dominion Securities at 0.05%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $21,420,092, 0.88% - 5.50%, 8/1/24 - 9/20/50)	21,000,992	21,000,000
RBC Financial Group at:
0.05%, dated 2/25/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $42,840,238, 2.50% - 4.00%, 8/1/29 - 2/1/51)	42,000,817	42,000,000
0.08%, dated 2/9/21 due 3/5/21 (Collateralized by U.S. Government Obligations valued at $10,200,453, 2.00% - 5.00%, 6/1/47 - 3/1/51)	10,003,956	10,000,000
Societe Generale at 0.03%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $21,478,109, 0.00% - 8.13%, 4/22/21 - 2/15/51)	21,000,123	21,000,000
TD Securities (U.S.A.) at 0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $64,890,214, 1.38% - 2.38%, 1/15/25 - 2/15/44)	63,000,105	63,000,000
Wells Fargo Securities, LLC at 0.05%, dated 2/24/21 due 3/3/21 (Collateralized by U.S. Government Obligations valued at $21,420,856, 0.38% - 2.63%, 1/11/22 - 2/23/28)	21,000,204	21,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,831,328,000)		1,831,328,000

U.S. Treasury Repurchase Agreement - 20.5%
With:
Barclays Bank PLC at 0.06%, dated 2/4/21 due 3/4/21 (Collateralized by U.S. Treasury Obligations valued at $19,380,861, 0.38%, 11/30/25)	19,000,887	19,000,000
BNP Paribas, SA at:
0.04%, dated:
2/8/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $67,325,814, 0.00% - 6.38%, 3/18/21 - 8/15/50)	66,002,787	66,000,000
2/23/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $106,880,090, 0.00% - 8.00%, 3/31/21 - 8/15/50)	104,003,467	104,000,000
2/25/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $53,040,318, 0.00% - 8.13%, 3/15/21 - 5/15/48)	52,000,809	52,000,000
0.05%, dated:
2/10/21 due 3/2/21 (Collateralized by U.S. Treasury Obligations valued at $71,834,442, 0.00% - 8.00%, 4/13/21 - 11/15/47)	70,001,944	70,000,000
2/16/21 due 3/2/21 (Collateralized by U.S. Treasury Obligations valued at $48,020,476, 0.00% - 6.38%, 3/31/21 - 11/15/47)	47,000,914	47,000,000
0.09%, dated:
1/19/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $91,810,115, 0.00% - 6.50%, 3/31/21 - 8/15/50)	90,013,950	90,000,000
1/20/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $94,869,554, 0.00% - 6.13%, 4/30/21 - 11/15/43)	93,014,415	93,000,000
1/21/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $26,727,113, 0.00% - 8.00%, 4/13/21 - 11/15/47)	26,004,030	26,000,000
0.1%, dated:
12/7/20 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $13,263,193, 0.00% - 6.38%, 8/12/21 - 2/15/49)	13,003,286	13,000,000
12/9/20 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $62,234,224, 0.00% - 7.50%, 3/15/21 - 8/15/50)	61,015,250	61,000,000
0.12%, dated 11/30/20 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,372, 0.00% - 6.25%, 5/27/21 - 8/15/50)	4,001,213	4,000,000
Citigroup Global Capital Markets, Inc. at 0.06%, dated 2/19/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $28,564,358, 0.25% - 1.88%, 7/31/21 - 2/15/51)	28,001,447	28,000,000
Commerz Markets LLC at:
0.04%, dated:
2/23/21 due 3/2/21 (Collateralized by U.S. Treasury Obligations valued at $25,500,208, 0.13% - 3.88%, 11/30/21 - 11/15/40)	25,000,194	25,000,000
2/24/21 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $41,820,315, 0.38% - 3.88%, 11/30/21 - 8/15/40)	41,000,319	41,000,000
0.05%, dated 2/25/21 due 3/4/21 (Collateralized by U.S. Treasury Obligations valued at $19,380,188, 0.38% - 2.75%, 5/15/21 - 12/31/27)	19,000,185	19,000,000
Credit AG at:
0.04%, dated:
2/8/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $31,930,871, 3.63%, 8/15/43)	31,000,964	31,000,000
2/24/21 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $10,300,063, 2.25%, 8/15/46)	10,000,078	10,000,000
0.05%, dated:
2/4/21 due 3/4/21 (Collateralized by U.S. Treasury Obligations valued at $28,841,019, 3.63%, 8/15/43)	28,001,089	28,000,000
2/12/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $78,281,940, 2.38%, 11/15/49)	76,002,850	76,000,000
0.08%, dated 2/1/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $18,361,144, 4.38%, 5/15/40)	18,001,120	18,000,000
Deutsche Bank AG, New York at 0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $38,760,144, 1.88% - 2.63%, 7/15/21 - 12/31/22)	38,000,063	38,000,000
DNB Bank ASA at 0.02%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $52,020,111, 2.00%, 8/15/25)	51,000,085	51,000,000
ING Financial Markets LLC at 0.01%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $63,267,660, 2.75%, 5/31/23)	62,000,052	62,000,000
J.P. Morgan Securities, LLC at 0.04%, dated 2/24/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $102,000,591, 0.13%, 7/15/23)	100,000,889	100,000,000
Lloyds Bank Corp. Markets PLC at:
0.14%, dated:
12/3/20 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $7,139,938, 0.13% - 2.75%, 7/31/22 - 2/15/24)	7,002,450	7,000,000
12/10/20 due 3/10/21 (Collateralized by U.S. Treasury Obligations valued at $4,113,855, 2.75% - 3.00%, 2/15/24 - 5/15/45)	4,001,400	4,000,000
0.15%, dated 11/20/20 due 3/11/21 (Collateralized by U.S. Treasury Obligations valued at $7,140,495, 1.50% - 2.75%, 9/30/21 - 8/31/25)	7,003,238	7,000,000
Lloyds Bank PLC at:
0.09%, dated:
2/16/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $4,078,939, 1.50% - 2.00%, 4/30/24 - 12/31/24)	4,000,900	4,000,000
2/17/21 due 5/17/21 (Collateralized by U.S. Treasury Obligations valued at $6,118,406, 1.50% - 1.75%, 7/15/22 - 11/30/24)	6,001,335	6,000,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $18,355,019, 1.50% - 2.75%, 3/15/22 - 11/30/24)	18,004,005	18,000,000
2/23/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $8,156,323, 1.50% - 1.75%, 11/30/24 - 9/30/26)	8,001,800	8,000,000
2/26/21 due 4/28/21 (Collateralized by U.S. Treasury Obligations valued at $9,175,232, 1.50% - 6.00%, 11/30/24 - 2/15/26)	9,001,373	9,000,000
0.1%, dated:
2/9/21 due 5/10/21 (Collateralized by U.S. Treasury Obligations valued at $10,197,797, 1.50% - 1.75%, 11/15/22 - 9/30/26)	10,002,500	10,000,000
2/10/21 due 5/11/21 (Collateralized by U.S. Treasury Obligations valued at $9,177,439, 1.50% - 1.75%, 11/15/22 - 9/30/26)	9,002,250	9,000,000
0.14%, dated:
12/30/20 due 3/30/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,118, 1.88%, 2/28/22)	4,001,400	4,000,000
1/13/21 due 3/31/21 (Collateralized by U.S. Treasury Obligations valued at $9,178,528, 1.50% - 6.00%, 11/15/22 - 2/15/26)	9,002,695	9,000,000
1/19/21 due 4/19/21 (Collateralized by U.S. Treasury Obligations valued at $9,178,188, 1.50% - 2.75%, 11/15/23 - 12/31/24)	9,003,150	9,000,000
1/26/21 due 4/26/21 (Collateralized by U.S. Treasury Obligations valued at $9,178,536, 1.50% - 1.75%, 11/15/22 - 12/31/24)	9,003,150	9,000,000
0.15%, dated:
12/30/20 due 3/30/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,118, 1.88%, 2/28/22)	4,001,500	4,000,000
12/31/20 due 3/31/21 (Collateralized by U.S. Treasury Obligations valued at $9,179,226, 1.50% - 6.00%, 11/30/22 - 2/15/26)	9,003,375	9,000,000
Mizuho Bank, Ltd. at 0.01%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $14,305,540, 2.38%, 5/15/29)	14,000,012	14,000,000
MUFG Securities EMEA PLC at:
0.01%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $135,637,394, 1.63% - 2.88%, 11/30/26 - 5/15/29)	133,000,111	133,000,000
0.03%, dated 3/1/21 due 3/5/21(e)	10,000,033	10,000,000
0.04%, dated:
2/24/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $15,294,334, 1.75% - 2.25%, 8/15/27 - 11/15/29)	15,000,083	15,000,000
2/25/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $19,374,198, 0.50% - 1.88%, 1/31/22 - 11/15/29)	19,000,084	19,000,000
2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $6,121,356, 0.63% - 2.25%, 8/15/27 - 11/15/29)	6,000,020	6,000,000
3/1/21 due 3/5/21(e)	36,000,280	36,000,000
0.05%, dated:
2/23/21 due 3/2/21 (Collateralized by U.S. Treasury Obligations valued at $19,372,316, 0.50% - 3.13%, 10/31/27 - 8/15/44)	19,000,185	19,000,000
2/26/21 due:
3/2/21 (Collateralized by U.S. Treasury Obligations valued at $10,197,399, 0.25% - 1.75%, 7/31/25 - 11/15/29)	10,000,056	10,000,000
3/5/21 (Collateralized by U.S. Treasury Obligations valued at $21,423,810, 1.50% - 3.13%, 1/31/22 - 5/15/48)	21,000,292	21,000,000
0.06%, dated 2/26/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $25,496,861, 2.25% - 3.13%, 8/15/27 - 5/15/48)	25,000,458	25,000,000
Natixis SA at:
0.05%, dated 2/11/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $19,380,588, 0.13% - 2.63%, 2/15/22 - 2/15/29)	19,000,739	19,000,000
0.1%, dated:
1/15/21 due 3/5/21
(Collateralized by U.S. Treasury Obligations valued at $22,442,896, 0.13% - 5.50%, 12/31/21 - 8/15/50)	22,005,500	22,000,000
(Collateralized by U.S. Treasury Obligations valued at $22,442,938, 0.13% - 7.63%, 3/31/21 - 2/15/50)	22,003,606	22,000,000
1/19/21 due 3/5/21
(Collateralized by U.S. Treasury Obligations valued at $9,181,094, 0.13% - 3.50%, 3/31/21 - 8/15/50)	9,001,475	9,000,000
(Collateralized by U.S. Treasury Obligations valued at $9,181,588, 0.00% - 3.88%, 3/31/21 - 2/15/50)	9,002,250	9,000,000
Norinchukin Bank at:
0.09%, dated:
2/12/21 due 5/12/21 (Collateralized by U.S. Treasury Obligations valued at $9,180,368, 2.75%, 6/30/25)	9,002,003	9,000,000
2/18/21 due 5/18/21 (Collateralized by U.S. Treasury Obligations valued at $9,180,191, 2.38%, 5/15/27)	9,002,003	9,000,000
2/19/21 due 5/19/21 (Collateralized by U.S. Treasury Obligations valued at $8,160,163, 1.50% - 2.38%, 8/15/26 - 5/15/27)	8,001,780	8,000,000
2/22/21 due 5/21/21 (Collateralized by U.S. Treasury Obligations valued at $14,280,180, 1.50% - 2.38%, 8/15/26 - 5/15/27)	14,003,080	14,000,000
2/24/21 due 5/24/21 (Collateralized by U.S. Treasury Obligations valued at $9,180,149, 2.75%, 6/30/25)	9,002,003	9,000,000
0.14%, dated:
1/7/21 due 4/9/21 (Collateralized by U.S. Treasury Obligations valued at $13,262,594, 2.00%, 11/15/26)	13,004,651	13,000,000
1/8/21 due 4/12/21 (Collateralized by U.S. Treasury Obligations valued at $11,222,241, 1.50% - 2.38%, 8/15/26 - 5/15/27)	11,004,021	11,000,000
1/13/21 due 4/13/21 (Collateralized by U.S. Treasury Obligations valued at $9,181,573, 1.50% - 2.38%, 8/15/26 - 5/15/27)	9,003,150	9,000,000
0.15%, dated 12/3/20 due 3/3/21 (Collateralized by U.S. Treasury Obligations valued at $4,081,492, 2.38%, 5/15/27)	4,001,500	4,000,000
RBC Dominion Securities at 0.05%, dated 2/11/21 due 3/5/21 (Collateralized by U.S. Treasury Obligations valued at $24,564,302, 0.00% - 6.25%, 3/16/21 - 5/15/50)	24,000,933	24,000,000
SMBC Nikko Securities America, Inc. at 0.01%, dated 2/26/21 due 3/1/21 (Collateralized by U.S. Treasury Obligations valued at $785,267,958, 0.13% - 2.88%, 6/30/22 - 7/31/27)	770,000,642	770,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,567,000,000)		2,567,000,000
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $12,366,753,872)		12,366,753,872
NET OTHER ASSETS (LIABILITIES) - 1.4%		171,022,951
NET ASSETS - 100%		$12,537,776,823

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,053,328,000 due 3/01/21 at 0.02%
BNY Mellon Capital Markets LLC	$81,214,000
Bank Of America, N.A.	69,030,000
Bofa Secs Inc	73,156,000
Citibank NA	20,902,000
Citigroup Global Markets, Inc.	31,352,000
Credit Agricole CIB New York Branch	71,373,000
HSBC Securities (USA), Inc.	5,225,000
Mitsubishi Ufj Secs Hldgs Ltd	26,127,000
Mizuho Securities USA, Inc.	5,225,000
Nomura Securities Internationa	123,111,000
RBC Dominion Securities, Inc.	78,381,000
Royal Bank Of Canada (NY BRANC	115,817,000
Societe Generale	21,102,000
Sumitomo Mitsu Bk Corp Ny (DI)	229,144,000
Sumitomo Mitsui Bk Corp (REPO)	100,731,000
Wells Fargo Securities LLC	1,438,000
$1,053,328,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,398,328,000) — See accompanying schedule: Unaffiliated issuers (cost $12,366,753,872)		$12,366,753,872
Cash		665
Receivable for investments sold		55,444,145
Receivable for fund shares sold		289,474,837
Interest receivable		4,384,056
Total assets		12,716,057,575
Liabilities
Payable for investments purchased	$137,384,424
Payable for fund shares redeemed	40,857,524
Other payables and accrued expenses	38,804
Total liabilities		178,280,752
Net Assets		$12,537,776,823
Net Assets consist of:
Paid in capital		$12,537,567,782
Total accumulated earnings (loss)		209,041
Net Assets		$12,537,776,823
Net Asset Value, offering price and redemption price per share ($12,537,776,823 ÷ 12,537,567,782 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$7,204,139
Expenses
Custodian fees and expenses	$46,722
Independent trustees' fees and expenses	16,065
Total expenses before reductions	62,787
Expense reductions	(9)
Total expenses after reductions		62,778
Net investment income (loss)		7,141,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,159
Total net realized gain (loss)		14,159
Net increase in net assets resulting from operations		$7,155,520

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,141,361	$99,259,346
Net realized gain (loss)	14,159	102,277
Net increase in net assets resulting from operations	7,155,520	99,361,623
Distributions to shareholders	(7,142,218)	(99,257,004)
Share transactions
Proceeds from sales of shares	4,284,937,398	11,663,232,467
Reinvestment of distributions	7,142,218	97,619,003
Cost of shares redeemed	(1,254,588,116)	(8,833,156,076)
Net increase (decrease) in net assets and shares resulting from share transactions	3,037,491,500	2,927,695,394
Total increase (decrease) in net assets	3,037,504,802	2,927,800,013
Net Assets
Beginning of period	9,500,272,021	6,572,472,008
End of period	$12,537,776,823	$9,500,272,021
Other Information
Shares
Sold	4,284,937,398	11,663,232,467
Issued in reinvestment of distributions	7,142,218	97,619,003
Redeemed	(1,254,588,116)	(8,833,156,076)
Net increase (decrease)	3,037,491,500	2,927,695,394

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Money Market Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	.010	.024	.015	.006	.001
Net realized and unrealized gain (loss)	–B	.001	–B	–B	–B	–B
Total from investment operations	.001	.011	.024	.015	.006	.001
Distributions from net investment income	(.001)	(.011)	(.024)	(.015)	(.006)	(.001)
Total distributions	(.001)	(.011)	(.024)	(.015)	(.006)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.07%	1.08%	2.38%	1.53%	.58%	.08%
Ratios to Average Net AssetsE
Expenses before reductions	- %F,G	- %G	- %G	- %G	.13%	.20%F
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.10%	.14%F
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.10%	.14%F
Net investment income (loss)	.13%F	.98%	2.35%	1.54%	.62%	.23%F
Supplemental Data
Net assets, end of period (000 omitted)	$12,537,777	$9,500,272	$6,572,472	$7,839,750	$8,444,671	$2,306,850

 A For the period April 22, 2016 (commencement of operations) to August 31, 2016.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Government Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$12,366,753,872

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $9.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Government Money Market Fund	- %-C
Actual		$1,000.00	$1,000.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Government Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

GVM-SANN-0421
1.9878696.104

Fidelity® Short-Term Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	65.7%
AAA	4.5%
AA	3.7%
A	13.1%
BBB	11.8%
BB and Below	0.5%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	28.8%
U.S. Government and U.S. Government Agency Obligations	65.7%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

 * Foreign investments - 11.2%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
3.55% 6/1/24	$1,110,000	$1,198,182
3.95% 1/15/25	640,000	707,822
Verizon Communications, Inc.:
0.85% 11/20/25	1,600,000	1,576,710
2.946% 3/15/22	260,000	267,178
		3,749,892
Entertainment - 0.2%
The Walt Disney Co.:
3% 9/15/22	2,540,000	2,643,558
3.35% 3/24/25	900,000	982,837
		3,626,395
Interactive Media & Services - 0.1%
Alphabet, Inc. 0.45% 8/15/25	850,000	837,924
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	2,700,000	2,825,220
4.5% 2/1/24	980,000	1,078,913
4.908% 7/23/25	260,000	296,809
Comcast Corp.:
3.1% 4/1/25	430,000	465,324
3.375% 2/15/25	920,000	1,001,617
3.375% 8/15/25	940,000	1,031,586
3.7% 4/15/24	540,000	592,082
Discovery Communications LLC 3.25% 4/1/23	60,000	62,876
Fox Corp. 4.03% 1/25/24	650,000	710,650
TWDC Enterprises 18 Corp. 2.45% 3/4/22	255,000	260,363
ViacomCBS, Inc.:
3.5% 1/15/25	300,000	324,414
4.75% 5/15/25	550,000	627,655
		9,277,509
Wireless Telecommunication Services - 0.1%
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	700,000	756,861
Vodafone Group PLC:
3.75% 1/16/24	1,170,000	1,276,209
4.125% 5/30/25	190,000	213,653
		2,246,723

TOTAL COMMUNICATION SERVICES		19,738,443

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.7%
American Honda Finance Corp.:
1.2% 7/8/25	135,000	136,079
2.05% 1/10/23	160,000	164,972
2.15% 9/10/24	740,000	777,690
2.2% 6/27/22	2,880,000	2,950,059
3.375% 12/10/21	290,000	297,012
3.55% 1/12/24	250,000	270,999
General Motors Financial Co., Inc.:
1.25% 1/8/26	240,000	237,289
3.15% 6/30/22	30,000	30,944
3.25% 1/5/23	50,000	52,303
3.55% 7/8/22	2,130,000	2,208,820
3.95% 4/13/24	320,000	347,742
4% 1/15/25	530,000	578,988
4.15% 6/19/23	250,000	268,791
4.25% 5/15/23	70,000	75,104
4.3% 7/13/25	840,000	932,073
5.1% 1/17/24	1,503,000	1,674,094
Toyota Motor Corp. 2.358% 7/2/24	450,000	476,103
		11,479,062
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 1/15/22	53,000	54,081
3.3% 7/1/25	1,210,000	1,321,583
3.35% 4/1/23	840,000	889,130
Starbucks Corp. 3.8% 8/15/25	583,000	650,801
		2,915,595
Household Durables - 0.0%
Lennar Corp. 4.75% 11/15/22 (b)	650,000	691,820
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.:
0.4% 6/3/23	210,000	210,522
0.8% 6/3/25	968,000	966,498
2.4% 2/22/23	1,410,000	1,466,410
3.3% 12/5/21	37,000	37,678
eBay, Inc. 2.6% 7/15/22	2,510,000	2,572,015
		5,253,123
Multiline Retail - 0.2%
Dollar Tree, Inc. 3.7% 5/15/23	1,410,000	1,501,318
Kohl's Corp. 9.5% 5/15/25	290,000	374,530
Target Corp.:
2.25% 4/15/25	203,000	213,766
3.5% 7/1/24	570,000	625,942
		2,715,556
Specialty Retail - 0.2%
Lowe's Companies, Inc. 4% 4/15/25	2,863,000	3,192,405
The Home Depot, Inc.:
2.625% 6/1/22	108,000	110,988
3.35% 9/15/25	720,000	793,809
		4,097,202
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	836,000	886,787

TOTAL CONSUMER DISCRETIONARY		28,039,145

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	950,000	1,060,570
Constellation Brands, Inc.:
2.65% 11/7/22	2,250,000	2,330,431
2.7% 5/9/22	25,000	25,644
Diageo Capital PLC 2.625% 4/29/23	1,700,000	1,773,127
Dr. Pepper Snapple Group, Inc.:
4.057% 5/25/23	80,000	86,122
4.417% 5/25/25	990,000	1,118,831
Molson Coors Beverage Co. 2.1% 7/15/21	950,000	954,362
PepsiCo, Inc.:
2% 4/15/21	315,000	315,435
2.25% 3/19/25	730,000	770,924
The Coca-Cola Co. 2.95% 3/25/25	800,000	867,164
		9,302,610
Food & Staples Retailing - 0.3%
Sysco Corp. 5.65% 4/1/25	740,000	866,554
Walgreen Co. 3.1% 9/15/22	490,000	509,786
Walgreens Boots Alliance, Inc. 3.8% 11/18/24	440,000	484,187
Walmart, Inc.:
2.35% 12/15/22	41,000	42,476
2.85% 7/8/24	370,000	398,367
3.4% 6/26/23	1,740,000	1,860,160
3.55% 6/26/25	280,000	311,524
		4,473,054
Food Products - 0.2%
Campbell Soup Co. 3.65% 3/15/23	1,276,000	1,355,217
Conagra Brands, Inc. 4.3% 5/1/24	590,000	654,128
General Mills, Inc.:
2.6% 10/12/22	50,000	51,698
3.7% 10/17/23	62,000	67,076
McCormick & Co., Inc. 2.7% 8/15/22	23,000	23,717
Tyson Foods, Inc. 2.25% 8/23/21	1,380,000	1,390,851
Unilever Capital Corp. 3.25% 3/7/24	300,000	324,194
		3,866,881
Household Products - 0.0%
Procter & Gamble Co. 0.55% 10/29/25	640,000	632,358
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	282,168
3.8% 2/14/24	690,000	750,341
BAT Capital Corp. 3.222% 8/15/24	1,700,000	1,827,332
Philip Morris International, Inc.:
1.5% 5/1/25	410,000	418,704
2.5% 8/22/22	2,250,000	2,321,961
2.5% 11/2/22	774,000	800,481
Reynolds American, Inc. 4.45% 6/12/25	540,000	602,910
		7,003,897

TOTAL CONSUMER STAPLES		25,278,800

ENERGY - 2.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 2.773% 12/15/22	2,000,000	2,082,363
Oil, Gas & Consumable Fuels - 2.6%
BP Capital Markets PLC:
2.5% 11/6/22	60,000	62,172
3.994% 9/26/23	2,860,000	3,119,427
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	286,630
2.95% 1/15/23	645,000	671,565
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	560,000	645,234
Chevron Corp.:
1.141% 5/11/23	700,000	712,378
1.554% 5/11/25	1,000,000	1,025,013
2.1% 5/16/21	125,000	125,283
2.355% 12/5/22	63,000	64,968
2.498% 3/3/22	200,000	204,224
2.895% 3/3/24	1,530,000	1,632,051
Ecopetrol SA 5.875% 9/18/23	690,000	765,038
Enbridge, Inc. 2.9% 7/15/22	223,000	229,645
Energy Transfer Partners LP:
2.9% 5/15/25	500,000	524,395
4.9% 2/1/24	1,140,000	1,248,002
5.875% 1/15/24	365,000	409,847
Enterprise Products Operating LP:
2.85% 4/15/21	580,000	580,541
3.35% 3/15/23	1,860,000	1,951,897
3.5% 2/1/22	640,000	658,401
4.05% 2/15/22	80,000	82,789
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,735,257
Equinor ASA:
2.875% 4/6/25	470,000	504,406
3.7% 3/1/24	1,000,000	1,094,240
Exxon Mobil Corp.:
1.571% 4/15/23	1,660,000	1,701,367
2.019% 8/16/24	2,000,000	2,093,054
2.222% 3/1/21	94,000	94,000
Kinder Morgan, Inc. 3.15% 1/15/23	2,951,000	3,094,350
Marathon Petroleum Corp.:
4.7% 5/1/25	1,675,000	1,905,154
4.75% 12/15/23	470,000	519,287
MPLX LP:
3.375% 3/15/23	200,000	209,701
4.5% 7/15/23	1,750,000	1,889,637
ONEOK, Inc. 5.85% 1/15/26	420,000	497,197
Phillips 66 Co. 3.85% 4/9/25	1,000,000	1,102,430
Plains All American Pipeline LP/PAA Finance Corp. 3.6% 11/1/24	650,000	695,693
Shell International Finance BV:
1.75% 9/12/21	260,000	262,081
2% 11/7/24	700,000	729,967
2.375% 8/21/22	50,000	51,529
2.375% 4/6/25	1,270,000	1,341,396
3.5% 11/13/23	800,000	866,206
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,163,391
The Williams Companies, Inc.:
3.6% 3/15/22	37,000	37,987
3.7% 1/15/23	780,000	819,481
4% 9/15/25	600,000	665,714
Total Capital International SA:
2.218% 7/12/21	2,000,000	2,010,650
2.75% 6/19/21	100,000	100,759
3.75% 4/10/24	1,400,000	1,538,210
Valero Energy Corp. 2.85% 4/15/25	1,000,000	1,055,235
		42,777,879

TOTAL ENERGY		44,860,242

FINANCIALS - 12.6%
Banks - 6.5%
Abbey National PLC 2.1% 1/13/23	2,720,000	2,807,080
Australia and New Zealand Banking Group Ltd. 2.3% 6/1/21	250,000	251,301
Banco Santander SA 5.179% 11/19/25	400,000	462,270
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	1,250,000	1,292,427
0.81% 10/24/24 (b)	1,000,000	1,007,578
0.981% 9/25/25 (b)	2,000,000	2,010,970
1.319% 6/19/26 (b)	1,000,000	1,007,186
2.456% 10/22/25 (b)	1,400,000	1,480,676
2.503% 10/21/22	1,730,000	1,753,914
2.881% 4/24/23 (b)	190,000	195,428
3.004% 12/20/23 (b)	250,000	261,290
3.3% 1/11/23	1,490,000	1,573,399
3.458% 3/15/25 (b)	1,080,000	1,167,351
3.864% 7/23/24 (b)	100,000	107,731
3.875% 8/1/25	730,000	816,429
5% 5/13/21	60,000	60,567
Bank of Montreal:
1.9% 8/27/21	82,000	82,678
4.338% 10/5/28 (b)	1,500,000	1,633,432
Bank of Nova Scotia:
0.55% 9/15/23	2,000,000	2,008,406
2.7% 3/7/22	100,000	102,478
3.4% 2/11/24	1,170,000	1,266,240
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,022
3.684% 1/10/23	1,400,000	1,437,565
4.338% 5/16/24 (b)	2,400,000	2,584,873
4.375% 9/11/24	800,000	880,342
BB&T Corp. 3.75% 12/6/23	1,190,000	1,296,062
Canadian Imperial Bank of Commerce 0.95% 6/23/23	1,500,000	1,517,197
Capital One Bank NA 3.375% 2/15/23	650,000	686,000
Citigroup, Inc.:
1.122% 1/28/27 (b)	2,100,000	2,072,101
2.7% 3/30/21	162,000	162,321
2.7% 10/27/22	40,000	41,488
3.106% 4/8/26 (b)	2,040,000	2,193,455
3.142% 1/24/23 (b)	100,000	102,441
3.352% 4/24/25 (b)	1,400,000	1,511,882
Comerica, Inc. 3.7% 7/31/23	100,000	107,539
Credit Suisse Group Funding Guernsey Ltd.:
3.45% 4/16/21	1,250,000	1,254,725
3.8% 9/15/22	750,000	787,568
Export-Import Bank of Korea 0.625% 2/9/26	1,200,000	1,168,644
Fifth Third Bancorp 2.6% 6/15/22	30,000	30,821
HSBC Holdings PLC:
2.633% 11/7/25 (b)	1,600,000	1,692,800
3.033% 11/22/23 (b)	7,480,000	7,802,151
3.262% 3/13/23 (b)	200,000	205,926
4% 3/30/22	37,000	38,492
4.25% 8/18/25	444,000	495,024
Huntington Bancshares, Inc. 2.3% 1/14/22	19,000	19,298
Huntington National Bank 3.25% 5/14/21	750,000	752,682
Japan Bank International Cooperation:
0.625% 5/22/23	6,820,000	6,867,351
2.375% 7/21/22	450,000	462,961
2.375% 11/16/22	200,000	207,074
2.5% 5/23/24	200,000	212,541
3.125% 7/20/21	200,000	202,193
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	2,660,000	2,676,509
1.04% 2/4/27 (b)	1,500,000	1,479,332
1.045% 11/19/26 (b)	470,000	465,229
2.083% 4/22/26 (b)	1,500,000	1,557,607
2.301% 10/15/25 (b)	1,200,000	1,261,464
2.972% 1/15/23	1,230,000	1,259,250
3.2% 1/25/23	47,000	49,577
3.22% 3/1/25 (b)	730,000	783,473
3.559% 4/23/24 (b)	100,000	106,507
3.797% 7/23/24 (b)	860,000	927,008
KeyBank NA 3.3% 6/1/25	670,000	736,055
KeyCorp 5.1% 3/24/21	78,000	78,233
Korea Development Bank 0.4% 6/19/24	2,200,000	2,180,614
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	477,000	481,894
2.907% 11/7/23 (b)	600,000	623,070
3.9% 3/12/24	200,000	218,854
4.5% 11/4/24	800,000	894,002
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	800,000	854,288
2.95% 3/1/21	200,000	200,000
3.407% 3/7/24	270,000	291,693
3.455% 3/2/23	900,000	953,662
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	1,438,000	1,447,242
2.226% 5/25/26 (b)	200,000	207,639
2.839% 7/16/25 (b)	200,000	211,970
National Australia Bank Ltd. 2.8% 1/10/22	250,000	255,443
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	583,000	571,304
2.875% 9/7/21	75,000	76,036
3.125% 11/7/23	230,000	246,861
PNC Bank NA 3.25% 6/1/25	1,040,000	1,140,344
PNC Financial Services Group, Inc. 2.2% 11/1/24	560,000	592,794
Rabobank Nederland 3.875% 2/8/22	71,000	73,403
Rabobank Nederland New York Branch:
0.375% 1/12/24	1,700,000	1,701,899
2.75% 1/10/23	1,320,000	1,379,104
Regions Financial Corp. 3.8% 8/14/23	670,000	722,038
Royal Bank of Canada:
0.875% 1/20/26	1,100,000	1,088,155
2.55% 7/16/24	1,190,000	1,267,157
2.75% 2/1/22	135,000	138,119
2.8% 4/29/22	1,190,000	1,224,874
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	1,186,000	1,227,785
3.875% 9/12/23	425,000	458,690
4.519% 6/25/24 (b)	400,000	434,358
6.125% 12/15/22	2,370,000	2,585,450
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	420,000	439,870
4.45% 12/3/21	225,000	231,169
4.5% 7/17/25	500,000	558,482
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,523,435
2.348% 1/15/25	800,000	837,079
2.784% 7/12/22	67,000	69,236
2.934% 3/9/21	38,000	38,020
3.748% 7/19/23	115,000	124,002
Synchrony Bank 3% 6/15/22	250,000	257,423
The Toronto-Dominion Bank:
0.75% 1/6/26	520,000	510,877
1.8% 7/13/21	41,000	41,235
2.65% 6/12/24	1,550,000	1,653,857
3.25% 6/11/21	100,000	100,824
3.25% 3/11/24	280,000	302,346
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,112,555
1.267% 3/2/27 (b)	327,000	328,892
U.S. Bancorp:
2.625% 1/24/22	236,000	240,671
3.95% 11/17/25	1,120,000	1,266,973
Wells Fargo & Co.:
2.188% 4/30/26 (b)	510,000	531,123
2.406% 10/30/25 (b)	1,390,000	1,465,089
2.5% 3/4/21	85,000	85,011
3.55% 9/29/25	1,350,000	1,490,145
3.75% 1/24/24	960,000	1,043,324
Westpac Banking Corp.:
2.5% 6/28/22	37,000	38,095
2.894% 2/4/30 (b)	320,000	332,973
3.3% 2/26/24	1,030,000	1,113,613
3.65% 5/15/23	60,000	64,335
		109,283,010
Capital Markets - 2.4%
Ares Capital Corp.:
3.25% 7/15/25	150,000	157,229
3.5% 2/10/23	2,070,000	2,172,111
Bank of New York Mellon Corp.:
0.35% 12/7/23	2,700,000	2,703,790
0.75% 1/28/26	540,000	533,987
2.05% 5/3/21	92,000	92,148
2.5% 4/15/21	38,000	38,032
BlackRock, Inc. 3.375% 6/1/22	35,000	36,379
Charles Schwab Corp. 3.85% 5/21/25	650,000	725,845
Credit Suisse AG:
0.495% 2/2/24	1,200,000	1,199,311
2.95% 4/9/25	1,100,000	1,189,248
Credit Suisse Group AG 3.75% 3/26/25	400,000	438,337
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	1,002,496
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (b)	1,400,000	1,415,865
3.375% 5/12/21	42,000	42,221
3.95% 2/27/23	200,000	212,067
5% 2/14/22	300,000	312,144
Goldman Sachs Group, Inc.:
0.481% 1/27/23	3,040,000	3,040,614
0.627% 11/17/23 (b)	4,000,000	4,012,339
0.855% 2/12/26 (b)	550,000	545,375
1.093% 12/9/26 (b)	1,400,000	1,389,321
2.625% 4/25/21	160,000	160,234
2.905% 7/24/23 (b)	155,000	160,222
3% 4/26/22	72,000	72,281
3.2% 2/23/23	200,000	210,323
3.272% 9/29/25 (b)	800,000	867,434
3.625% 2/20/24	440,000	476,950
Intercontinental Exchange, Inc.:
0.7% 6/15/23	1,600,000	1,609,194
2.35% 9/15/22	125,000	128,533
3.45% 9/21/23	820,000	879,779
Morgan Stanley:
0.56% 11/10/23 (b)	500,000	500,695
0.864% 10/21/25 (b)	2,300,000	2,302,725
2.625% 11/17/21	910,000	925,142
2.72% 7/22/25 (b)	1,040,000	1,105,666
2.75% 5/19/22	49,000	50,447
3.125% 1/23/23	2,110,000	2,217,540
4.875% 11/1/22	2,600,000	2,787,537
5% 11/24/25	1,248,000	1,456,861
Nomura Holdings, Inc. 1.851% 7/16/25	690,000	704,730
State Street Corp. 3.3% 12/16/24	1,790,000	1,972,078
		39,847,230
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	750,000	781,154
3.3% 1/23/23	300,000	311,947
3.95% 2/1/22	1,640,000	1,683,989
4.45% 10/1/25	440,000	481,196
4.5% 9/15/23	288,000	310,984
Ally Financial, Inc.:
1.45% 10/2/23	400,000	406,732
3.05% 6/5/23	1,000,000	1,051,509
5.125% 9/30/24	330,000	376,550
5.8% 5/1/25	1,900,000	2,228,721
American Express Co.:
2.5% 7/30/24	812,000	861,253
2.75% 5/20/22	1,010,000	1,038,222
Capital One Financial Corp.:
3.2% 1/30/23	2,055,000	2,158,649
3.3% 10/30/24	440,000	477,695
3.45% 4/30/21	810,000	812,118
3.9% 1/29/24	1,270,000	1,381,490
Ford Motor Credit Co. LLC:
3.47% 4/5/21	200,000	200,316
3.81% 1/9/24	200,000	206,000
5.596% 1/7/22	400,000	412,000
GE Capital International Funding Co. 3.373% 11/15/25	300,000	327,320
John Deere Capital Corp.:
2.7% 1/6/23	1,774,000	1,853,655
2.95% 4/1/22	3,700,000	3,808,860
3.125% 9/10/21	495,000	502,532
3.65% 10/12/23	450,000	489,506
Synchrony Financial 4.5% 7/23/25	348,000	388,622
Toyota Motor Credit Corp.:
0.5% 8/14/23	750,000	752,353
0.8% 1/9/26	150,000	148,510
2.15% 9/8/22	2,044,000	2,101,220
2.6% 1/11/22	110,000	112,145
2.9% 3/30/23	510,000	536,957
3% 4/1/25	860,000	928,149
		27,130,354
Diversified Financial Services - 1.5%
AB Svensk Exportkredit:
0.25% 9/29/23	2,834,000	2,823,056
1.75% 3/10/21	600,000	600,214
Berkshire Hathaway, Inc. 2.2% 3/15/21	85,000	85,060
BP Capital Markets America, Inc.:
2.52% 9/19/22	215,000	222,017
2.75% 5/10/23	760,000	797,024
3.245% 5/6/22	510,000	527,471
DH Europe Finance II SARL 2.2% 11/15/24	700,000	737,630
Export Development Canada:
1.75% 7/18/22	300,000	306,195
2% 5/17/22	715,000	730,265
2.625% 2/21/24	200,000	213,490
2.75% 3/15/23	150,000	157,613
KfW:
0.25% 10/19/23	7,000,000	6,983,590
0.375% 7/18/25	1,650,000	1,625,157
1.75% 9/15/21	330,000	332,671
2.125% 3/7/22	77,000	78,507
2.375% 3/24/21	410,000	410,553
2.375% 12/29/22	1,972,000	2,050,101
2.625% 2/28/24	2,000,000	2,132,362
3.125% 12/15/21	350,000	358,069
Landwirtschaftliche Rentenbank 3.125% 11/14/23	3,350,000	3,600,141
		24,771,186
Insurance - 0.6%
ACE INA Holdings, Inc.:
2.875% 11/3/22	55,000	57,095
3.35% 5/15/24	710,000	771,201
American International Group, Inc.:
2.5% 6/30/25	2,550,000	2,695,908
4.125% 2/15/24	620,000	684,335
4.875% 6/1/22	65,000	68,608
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	96,000	97,970
3.5% 3/10/25	1,140,000	1,242,640
3.875% 3/15/24	732,000	802,912
MetLife, Inc. 4.368% 9/15/23 (b)	1,260,000	1,385,160
Prudential Financial, Inc. 3.5% 5/15/24	1,570,000	1,720,676
Unum Group 4.5% 3/15/25	600,000	672,503
		10,199,008

TOTAL FINANCIALS		211,230,788

HEALTH CARE - 2.3%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	50,000	50,112
2.3% 11/21/22	300,000	309,676
2.6% 11/21/24	600,000	637,943
3.75% 11/14/23	970,000	1,049,774
3.8% 3/15/25	800,000	880,196
3.85% 6/15/24	1,845,000	2,016,322
Amgen, Inc.:
1.9% 2/21/25	600,000	621,915
2.65% 5/11/22	110,000	112,488
Gilead Sciences, Inc. 3.5% 2/1/25	810,000	881,126
		6,559,552
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.894% 6/6/22	452,000	465,026
3.363% 6/6/24	2,190,000	2,365,281
Boston Scientific Corp. 3.45% 3/1/24	1,498,000	1,612,322
Stryker Corp. 1.15% 6/15/25	640,000	642,677
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	540,000	588,406
		5,673,712
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.5% 11/15/24	980,000	1,073,347
Anthem, Inc.:
2.375% 1/15/25	1,560,000	1,642,415
2.95% 12/1/22	25,000	26,022
Cardinal Health, Inc. 2.616% 6/15/22	140,000	143,552
Cigna Corp.:
3.05% 11/30/22	50,000	52,207
3.25% 4/15/25	800,000	866,837
3.4% 9/17/21	147,000	149,553
3.75% 7/15/23	881,000	947,959
CVS Health Corp.:
2.125% 6/1/21	38,000	38,107
2.625% 8/15/24	64,000	68,056
3.35% 3/9/21	515,000	515,288
3.375% 8/12/24	1,310,000	1,418,632
3.5% 7/20/22	2,440,000	2,532,995
3.7% 3/9/23	29,000	30,855
HCA Holdings, Inc. 5.25% 4/15/25	700,000	806,540
UnitedHealth Group, Inc.:
2.125% 3/15/21	40,000	40,027
2.375% 10/15/22	21,000	21,727
2.375% 8/15/24	400,000	424,634
2.875% 3/15/23	2,650,000	2,787,462
3.15% 6/15/21	770,000	776,410
3.5% 6/15/23	200,000	214,601
		14,577,226
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	729,000	815,749
Pharmaceuticals - 0.6%
AstraZeneca PLC:
2.375% 6/12/22	27,000	27,649
3.5% 8/17/23	510,000	546,228
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,000,000	995,144
2.6% 5/16/22	250,000	257,030
2.9% 7/26/24	900,000	970,168
3.25% 2/20/23	1,085,000	1,145,455
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	1,109,903
Johnson & Johnson:
0.55% 9/1/25	1,000,000	992,099
2.25% 3/3/22	88,000	89,690
2.625% 1/15/25	200,000	214,567
Merck & Co., Inc. 2.35% 2/10/22	74,000	75,487
Novartis Capital Corp.:
1.75% 2/14/25	200,000	206,807
2.4% 5/17/22	270,000	276,482
2.4% 9/21/22	33,000	34,073
3.4% 5/6/24	385,000	419,894
Pfizer, Inc.:
2.2% 12/15/21	90,000	91,319
2.95% 3/15/24	720,000	773,434
3.2% 9/15/23	700,000	748,699
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,560,000	1,647,189
Viatris, Inc. 1.65% 6/22/25 (a)	140,000	142,130
		10,763,447

TOTAL HEALTH CARE		38,389,686

INDUSTRIALS - 1.7%
Aerospace & Defense - 0.4%
General Dynamics Corp.:
3% 5/11/21	200,000	201,066
3.5% 5/15/25	500,000	549,266
Northrop Grumman Corp.:
2.55% 10/15/22	813,000	839,854
2.93% 1/15/25	1,460,000	1,560,024
Raytheon Technologies Corp.:
2.8% 3/15/22	66,000	67,560
3.65% 8/16/23	18,000	19,269
3.95% 8/16/25	400,000	448,705
The Boeing Co.:
2.196% 2/4/26	1,250,000	1,252,603
2.8% 3/1/23	60,000	62,213
2.85% 10/30/24	950,000	988,531
4.875% 5/1/25	1,190,000	1,330,423
		7,319,514
Air Freight & Logistics - 0.2%
FedEx Corp. 3.8% 5/15/25	1,000,000	1,105,401
United Parcel Service, Inc.:
2.05% 4/1/21	64,000	64,094
2.5% 4/1/23	800,000	832,589
3.9% 4/1/25	420,000	468,109
		2,470,193
Airlines - 0.0%
Southwest Airlines Co. 5.25% 5/4/25	470,000	538,415
Building Products - 0.1%
Carrier Global Corp. 2.242% 2/15/25	1,362,000	1,420,940
Commercial Services & Supplies - 0.0%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	213,710
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	30,000	31,190
Industrial Conglomerates - 0.5%
3M Co.:
2% 6/26/22	4,270,000	4,368,019
2.65% 4/15/25	55,000	58,804
General Electric Co. 3.45% 5/15/24	1,710,000	1,845,512
Honeywell International, Inc.:
1.35% 6/1/25	1,100,000	1,124,074
1.85% 11/1/21	30,000	30,298
Roper Technologies, Inc.:
0.45% 8/15/22	295,000	295,465
1% 9/15/25	318,000	315,948
3.65% 9/15/23	360,000	388,260
		8,426,380
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	400,000	400,576
1.45% 5/15/25	320,000	326,298
2.85% 5/17/24	1,180,000	1,264,144
3.25% 12/1/24	860,000	942,915
3.45% 5/15/23	130,000	138,873
		3,072,806
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC:
3% 3/15/23	890,000	931,697
3.05% 9/1/22	34,000	35,164
3.4% 9/1/24	970,000	1,056,341
Union Pacific Corp. 2.75% 4/15/23	50,000	52,112
		2,075,314
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
3.375% 7/1/25	1,430,000	1,520,182
3.5% 1/15/22	750,000	769,756
3.875% 7/3/23	110,000	117,335
4.25% 2/1/24	670,000	730,823
International Lease Finance Corp. 5.875% 8/15/22	75,000	80,445
		3,218,541

TOTAL INDUSTRIALS		28,787,003

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	1,340,000	1,349,807
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	710,000	776,491
5.45% 6/15/23 (a)	635,000	696,556
5.85% 7/15/25 (a)	2,010,000	2,365,925
		3,838,972
IT Services - 0.6%
Fidelity National Information Services, Inc. 1.15% 3/1/26	509,000	506,658
Fiserv, Inc. 2.75% 7/1/24	2,250,000	2,392,485
Global Payments, Inc. 1.2% 3/1/26	857,000	850,406
IBM Corp.:
2.5% 1/27/22	100,000	102,043
2.85% 5/13/22	900,000	928,066
3% 5/15/24	1,400,000	1,505,760
MasterCard, Inc. 2% 3/3/25	1,100,000	1,153,088
PayPal Holdings, Inc.:
1.35% 6/1/23	500,000	510,204
1.65% 6/1/25	500,000	513,360
The Western Union Co. 2.85% 1/10/25	100,000	105,947
Visa, Inc.:
2.15% 9/15/22	43,000	44,193
3.15% 12/14/25	1,110,000	1,219,541
		9,831,751
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	360,000	385,337
Broadcom, Inc.:
3.15% 11/15/25	540,000	580,763
3.459% 9/15/26	11,000	11,928
4.7% 4/15/25	560,000	632,104
Intel Corp. 3.4% 3/25/25	1,313,000	1,438,326
Qualcomm, Inc.:
2.9% 5/20/24	640,000	685,109
3% 5/20/22	38,000	39,293
		3,772,860
Software - 0.5%
Microsoft Corp.:
1.55% 8/8/21	133,000	133,691
2.4% 2/6/22	1,802,000	1,835,162
2.7% 2/12/25	600,000	642,062
2.875% 2/6/24	1,630,000	1,744,081
Oracle Corp.:
1.9% 9/15/21	36,000	36,267
2.5% 4/1/25	1,700,000	1,801,936
2.625% 2/15/23	1,655,000	1,727,206
		7,920,405
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,085,227
0.7% 2/8/26	1,100,000	1,086,792
1.125% 5/11/25	1,500,000	1,515,875
1.8% 9/11/24	300,000	313,569
2.1% 9/12/22	124,000	127,198
2.3% 5/11/22	910,000	931,097
2.4% 1/13/23	1,250,000	1,297,969
2.7% 5/13/22	36,000	37,051
2.75% 1/13/25	600,000	642,017
Hewlett Packard Enterprise Co.:
4.65% 10/1/24	370,000	416,222
4.9% 10/15/25 (b)	680,000	783,856
		8,236,873

TOTAL INFORMATION TECHNOLOGY		34,950,668

MATERIALS - 0.6%
Chemicals - 0.6%
DuPont de Nemours, Inc. 4.205% 11/15/23	4,052,000	4,441,422
Eastman Chemical Co. 3.6% 8/15/22	685,000	711,242
Ecolab, Inc. 3.25% 1/14/23	76,000	79,510
LYB International Finance III LLC 1.25% 10/1/25	800,000	799,473
Nutrien Ltd.:
3.5% 6/1/23	580,000	613,926
3.625% 3/15/24	1,850,000	2,004,053
Sherwin-Williams Co.:
2.75% 6/1/22	51,000	52,377
3.125% 6/1/24	1,090,000	1,173,067
The Dow Chemical Co. 3.15% 5/15/24	450,000	481,888
The Mosaic Co. 3.25% 11/15/22	200,000	208,657
		10,565,615
Metals & Mining - 0.0%
BHP Billiton Financial (U.S.A.) Ltd. 2.875% 2/24/22	55,000	56,410

TOTAL MATERIALS		10,622,025

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.:
1.3% 9/15/25	677,000	680,628
2.25% 1/15/22	96,000	97,617
3.375% 5/15/24	513,000	552,899
4.7% 3/15/22	680,000	710,342
Boston Properties, Inc.:
3.8% 2/1/24	520,000	562,740
3.85% 2/1/23	620,000	654,729
Crown Castle International Corp.:
1.35% 7/15/25	439,000	441,710
5.25% 1/15/23	350,000	379,669
ERP Operating LP 4.625% 12/15/21	32,000	32,731
Kimco Realty Corp. 3.3% 2/1/25	1,630,000	1,763,161
Omega Healthcare Investors, Inc. 5.25% 1/15/26	300,000	340,844
Simon Property Group LP:
2% 9/13/24	550,000	572,314
2.35% 1/30/22	4,390,000	4,447,481
2.625% 6/15/22	170,000	174,098
3.5% 9/1/25	150,000	163,475
Ventas Realty LP 3.5% 2/1/25	931,000	1,010,863
Welltower, Inc.:
3.625% 3/15/24	340,000	368,772
3.75% 3/15/23	31,000	32,811
3.95% 9/1/23	360,000	389,121
4% 6/1/25	220,000	244,842
		13,620,847
UTILITIES - 1.6%
Electric Utilities - 0.7%
Baltimore Gas & Electric Co. 3.5% 11/15/21	82,000	83,187
Duke Energy Carolinas LLC 3.35% 5/15/22	720,000	746,491
Duke Energy Corp.:
2.4% 8/15/22	102,000	104,787
3.75% 4/15/24	840,000	912,977
3.95% 10/15/23	1,460,000	1,577,721
Entergy Corp. 0.9% 9/15/25	1,100,000	1,082,751
Eversource Energy 2.75% 3/15/22	24,000	24,548
Exelon Corp. 3.497% 6/1/22 (b)	462,000	478,728
FirstEnergy Corp.:
2.05% 3/1/25	340,000	341,489
3.35% 7/15/22 (b)	970,000	989,400
Florida Power & Light Co. 2.85% 4/1/25	389,000	417,663
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	350,000	359,748
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	340,000	333,757
2.75% 6/1/24	770,000	822,331
Pacific Gas & Electric Co. 3.15% 1/1/26	680,000	722,378
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,848,208
Southern Co.:
2.35% 7/1/21	85,000	85,416
2.95% 7/1/23	670,000	705,435
		11,637,015
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	3,223,734
Independent Power and Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC 3.25% 6/1/25	1,000,000	1,073,165
Southern Power Co. 2.5% 12/15/21	4,740,000	4,807,665
		5,880,830
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
2.8% 1/15/23	2,800,000	2,919,547
4.05% 4/15/25 (a)	1,000,000	1,114,540
Dominion Energy, Inc. 2.75% 1/15/22	455,000	463,752
DTE Energy Co. 1.05% 6/1/25	700,000	697,407
NiSource, Inc. 0.95% 8/15/25	1,343,000	1,327,526
Public Service Enterprise Group, Inc. 2.65% 11/15/22	96,000	99,490
Sempra Energy 2.9% 2/1/23	107,000	111,761
		6,734,023

TOTAL UTILITIES		27,475,602

TOTAL NONCONVERTIBLE BONDS
(Cost $476,028,937)		482,993,249

U.S. Government and Government Agency Obligations - 65.7%
U.S. Government Agency Obligations - 3.5%
Fannie Mae:
0.375% 8/25/25	$1,805,000	$1,782,791
0.5% 6/17/25	5,180,000	5,159,981
0.625% 4/22/25	534,000	535,194
1.625% 10/15/24	800,000	835,035
1.75% 7/2/24	860,000	899,501
2.375% 1/19/23	380,000	396,039
Federal Home Loan Bank:
0.125% 10/21/22	6,000,000	5,999,890
0.375% 9/4/25	460,000	455,112
0.5% 4/14/25	695,000	693,400
1.125% 7/14/21	525,000	527,073
1.375% 2/17/23	3,000,000	3,073,906
1.5% 8/15/24	125,000	129,703
1.875% 7/7/21	1,330,000	1,338,376
1.875% 11/29/21	95,000	96,266
1.875% 12/9/22	22,150,000	22,824,535
3% 10/12/21	450,000	458,019
Freddie Mac:
0.125% 10/16/23	2,000,000	1,993,561
0.25% 8/24/23	3,000,000	3,003,907
0.25% 12/4/23	4,375,000	4,369,124
0.375% 7/21/25	1,600,000	1,583,488
0.375% 9/23/25	1,156,000	1,139,589
1.5% 2/12/25	1,590,000	1,654,601
2.75% 6/19/23	195,000	206,456
Tennessee Valley Authority 0.75% 5/15/25	240,000	240,266

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		59,395,813

U.S. Treasury Obligations - 62.2%
U.S. Treasury Notes:
0.125% 4/30/22	15,486,000	15,488,420
0.125% 5/31/22	34,025,000	34,030,316
0.125% 6/30/22	27,694,000	27,703,736
0.125% 7/31/22	25,104,000	25,106,942
0.125% 8/31/22	6,477,000	6,477,253
0.125% 9/30/22	8,578,000	8,578,670
0.125% 10/31/22	3,185,000	3,185,000
0.125% 11/30/22	11,224,000	11,224,000
0.125% 12/31/22	8,241,000	8,240,678
0.125% 5/15/23	14,938,000	14,924,579
0.125% 7/15/23	42,850,000	42,791,416
0.125% 8/15/23	19,965,000	19,931,465
0.125% 9/15/23	7,291,000	7,275,621
0.125% 10/15/23	47,463,000	47,344,343
0.125% 12/15/23	13,814,000	13,765,435
0.125% 1/15/24	27,647,000	27,534,684
0.125% 2/15/24	20,530,000	20,440,181
0.25% 4/15/23	27,307,000	27,360,334
0.25% 6/15/23	60,528,000	60,629,653
0.25% 11/15/23	51,802,000	51,818,188
0.25% 5/31/25	38,757,000	38,234,689
0.25% 6/30/25	15,107,000	14,887,476
0.25% 7/31/25	36,255,000	35,695,597
0.25% 8/31/25	19,202,000	18,878,716
0.25% 9/30/25	15,804,000	15,522,491
0.25% 10/31/25	43,100,000	42,290,192
0.375% 3/31/22	7,892,000	7,913,580
0.375% 4/30/25	17,468,000	17,343,131
0.375% 11/30/25	44,157,000	43,530,867
0.375% 12/31/25	22,154,000	21,816,498
0.375% 1/31/26	22,782,000	22,411,793
0.5% 3/15/23	2,101,000	2,116,019
0.5% 3/31/25	42,525,000	42,480,149
1.125% 7/31/21	19,000	19,085
1.125% 9/30/21	8,000	8,050
1.125% 2/28/22	2,544,000	2,570,334
1.125% 2/28/25	7,029,000	7,199,783
1.25% 3/31/21	34,000	34,033
1.25% 10/31/21	93,000	93,734
1.25% 8/31/24	4,101,000	4,223,549
1.375% 10/15/22	2,051,000	2,092,260
1.375% 2/15/23	2,000	2,048
1.5% 10/31/21	102,000	102,980
1.5% 8/15/22	6,684,000	6,818,463
1.5% 9/15/22	6,283,000	6,416,023
1.5% 1/15/23	306,000	313,817
1.5% 9/30/24	2,344,000	2,434,830
1.5% 10/31/24	3,607,000	3,746,912
1.5% 11/30/24	2,715,000	2,820,524
1.625% 12/31/21	4,532,000	4,590,597
1.625% 8/31/22	747,000	763,778
1.625% 11/15/22	16,362,000	16,779,359
1.625% 12/15/22	13,780,000	14,149,261
1.625% 4/30/23	336,000	346,592
1.75% 11/30/21	169,000	171,132
1.75% 2/28/22	543,000	552,036
1.75% 4/30/22	164,000	167,139
1.75% 6/15/22	12,368,000	12,629,854
1.75% 6/30/22	1,134,000	1,158,851
1.75% 7/15/22	7,988,000	8,166,482
1.75% 9/30/22	163,000	167,177
1.75% 6/30/24	134,000	140,203
1.75% 7/31/24	1,052,000	1,101,313
1.75% 12/31/24	10,602,000	11,117,191
1.875% 1/31/22	179,000	181,944
1.875% 2/28/22	1,717,000	1,747,450
1.875% 3/31/22	1,316,000	1,340,983
1.875% 4/30/22	230,000	234,753
1.875% 7/31/22	527,000	540,031
1.875% 9/30/22	482,000	495,349
2% 5/31/21	366,000	367,747
2% 10/31/21	33,000	33,423
2% 12/31/21	479,000	486,671
2% 10/31/22	2,000	2,062
2% 11/30/22	1,622,000	1,674,842
2% 5/31/24	875,000	922,134
2.125% 5/15/22	7,815,000	8,005,491
2.125% 12/31/22	1,839,000	1,905,879
2.125% 2/29/24	2,848,000	3,004,195
2.125% 3/31/24	9,889,000	10,442,552
2.25% 3/31/21	1,000	1,002
2.25% 4/30/21	67,000	67,241
2.25% 12/31/23	3,658,000	3,863,763
2.25% 1/31/24	237,000	250,646
2.25% 4/30/24	13,768,000	14,605,912
2.375% 1/31/23	1,011,000	1,054,402
2.375% 2/29/24	24,247,000	25,761,490
2.5% 1/15/22	873,000	891,415
2.5% 2/15/22	3,000	3,069
2.5% 3/31/23	1,910,000	2,003,560
2.5% 1/31/24	2,916,000	3,104,857
2.625% 2/28/23	1,492,000	1,565,668
2.625% 12/31/23	1,771,000	1,889,436
2.75% 9/15/21	140,000	142,034
2.75% 4/30/23	2,398,000	2,531,951
2.75% 5/31/23	2,564,000	2,712,231
2.75% 7/31/23	1,904,000	2,021,438
2.75% 8/31/23	5,051,000	5,371,620
2.875% 11/15/21	249,000	253,951
2.875% 9/30/23	4,973,000	5,313,728
2.875% 10/31/23	19,880,000	21,278,589
2.875% 11/30/23	7,695,000	8,250,182

TOTAL U.S. TREASURY OBLIGATIONS		1,042,193,193

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,096,821,433)		1,101,589,006

Foreign Government and Government Agency Obligations - 1.9%
Alberta Province:
2.2% 7/26/22	$331,000	$339,835
2.95% 1/23/24	640,000	686,861
Canadian Government:
2% 11/15/22	200,000	206,278
2.625% 1/25/22	11,070,000	11,319,075
Chilean Republic 3.125% 3/27/25	320,000	345,600
Colombian Republic 4% 2/26/24	1,490,000	1,583,125
Hungarian Republic:
5.375% 2/21/23	1,770,000	1,935,384
5.75% 11/22/23	110,000	124,884
Indonesian Republic 4.45% 2/11/24	240,000	262,500
Israeli State 4% 6/30/22	970,000	1,015,594
Italian Republic:
2.375% 10/17/24	860,000	899,975
6.875% 9/27/23	390,000	449,593
Korean Republic:
3.875% 9/11/23	1,000,000	1,085,994
5.625% 11/3/25	120,000	144,771
Manitoba Province:
2.125% 5/4/22	917,000	936,923
2.6% 4/16/24	720,000	768,542
Ontario Province:
0.625% 1/21/26	900,000	883,110
2.25% 5/18/22	130,000	133,158
2.55% 4/25/22	270,000	277,150
3.05% 1/29/24	910,000	980,925
3.4% 10/17/23	90,000	97,288
Panamanian Republic:
3.75% 3/16/25	200,000	217,125
4% 9/22/24	810,000	879,609
Peruvian Republic 7.35% 7/21/25	590,000	737,316
Philippine Republic:
4.2% 1/21/24	1,000,000	1,098,125
10.625% 3/16/25	540,000	746,550
Polish Government:
4% 1/22/24	730,000	802,467
5% 3/23/22	59,000	61,950
Province of Quebec:
2.375% 1/31/22	311,000	317,251
2.5% 4/9/24	690,000	732,649
United Mexican States:
3.6% 1/30/25	1,000,000	1,096,875
4% 10/2/23	250,000	271,641
4.125% 1/21/26	200,000	223,600
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $31,419,545)		31,661,723

Supranational Obligations - 2.6%
African Development Bank 3% 9/20/23	240,000	256,103
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,216,972
0.5% 2/4/26	1,500,000	1,473,956
1.5% 10/18/24	300,000	310,004
1.75% 9/13/22	57,000	58,328
2.625% 1/30/24	650,000	692,437
2.75% 3/17/23	1,025,000	1,077,567
Asian Infrastructure Investment Bank 0.25% 9/29/23	1,000,000	996,601
Corporacion Andina de Fomento:
1.625% 9/23/25	1,000,000	1,003,550
3.75% 11/23/23	190,000	204,288
European Bank for Reconstruction & Development 2.75% 4/26/21	580,000	582,245
European Investment Bank:
1.375% 5/15/23	1,330,000	1,363,589
2% 3/15/21	164,000	164,112
2% 12/15/22	1,062,000	1,096,121
2.25% 6/24/24	8,478,000	8,982,850
2.375% 5/13/21	410,000	411,840
2.375% 6/15/22	100,000	102,809
2.625% 5/20/22	500,000	514,775
2.875% 12/15/21	120,000	122,546
2.875% 8/15/23	800,000	850,314
3.125% 12/14/23	530,000	571,081
Inter-American Development Bank:
0.5% 5/24/23	2,000,000	2,010,650
0.625% 7/15/25	750,000	745,965
1.875% 3/15/21	138,000	138,089
2.5% 1/18/23	590,000	615,716
2.625% 4/19/21	447,000	448,421
2.625% 1/16/24	400,000	425,793
3% 9/26/22	570,000	595,163
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,952,069
0.5% 10/28/25	3,881,000	3,832,427
1.5% 8/28/24	850,000	879,959
1.625% 1/15/25	747,000	776,458
2% 1/26/22	64,000	65,051
2.125% 12/13/21	820,000	832,117
2.5% 3/19/24	250,000	266,022
2.75% 7/23/21	100,000	101,019
3% 9/27/23	490,000	523,578
7.625% 1/19/23	830,000	944,723
International Finance Corp.:
1.375% 10/16/24	1,706,000	1,756,535
2% 10/24/22	90,000	92,660
2.875% 7/31/23	300,000	318,437
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $42,084,426)		42,372,940

Bank Notes - 0.4%
Bank of Nova Scotia 2.45% 9/19/22	173,000	178,811
Discover Bank 3.35% 2/6/23	2,770,000	2,915,771
RBS Citizens NA 2.25% 4/28/25	445,000	466,367
Svenska Handelsbanken AB 3.35% 5/24/21	250,000	251,792
Synchrony Bank 3.65% 5/24/21	750,000	753,512
Truist Bank 2.636% 9/17/29 (b)	1,000,000	1,054,670
Wells Fargo Bank NA:
3.55% 8/14/23	$1,000,000	$1,076,623
3.625% 10/22/21	250,000	254,659
TOTAL BANK NOTES
(Cost $6,835,521)		6,952,205
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.07% (d)
(Cost $21,873,581)	21,869,207	21,873,581
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,675,063,443)		1,687,442,704
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(11,072,578)
NET ASSETS - 100%		$1,676,370,126

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,186,260 or 0.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,216
Fidelity Securities Lending Cash Central Fund	1,332
Total	$5,548

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$482,993,249	$--	$482,993,249	$--
U.S. Government and Government Agency Obligations	1,101,589,006	--	1,101,589,006	--
Foreign Government and Government Agency Obligations	31,661,723	--	31,661,723	--
Supranational Obligations	42,372,940	--	42,372,940	--
Bank Notes	6,952,205	--	6,952,205	--
Money Market Funds	21,873,581	21,873,581	--	--
Total Investments in Securities:	$1,687,442,704	$21,873,581	$1,665,569,123	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.8%
Multi-National	2.5%
United Kingdom	2.1%
Canada	2.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,653,189,862)	$1,665,569,123
Fidelity Central Funds (cost $21,873,581)	21,873,581
Total Investment in Securities (cost $1,675,063,443)		$1,687,442,704
Cash		1,094,730
Receivable for investments sold
Regular delivery		46,239,358
Delayed delivery		289,766
Receivable for fund shares sold		5,173,343
Interest receivable		5,919,952
Distributions receivable from Fidelity Central Funds		869
Other receivables		107
Total assets		1,746,160,829
Liabilities
Payable for investments purchased	$66,659,771
Payable for fund shares redeemed	2,913,633
Distributions payable	176,077
Accrued management fee	41,222
Total liabilities		69,790,703
Net Assets		$1,676,370,126
Net Assets consist of:
Paid in capital		$1,661,110,880
Total accumulated earnings (loss)		15,259,246
Net Assets		$1,676,370,126
Net Asset Value, offering price and redemption price per share ($1,676,370,126 ÷ 162,959,647 shares)		$10.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$6,858,328
Income from Fidelity Central Funds (including $1,332 from security lending)		5,548
Total income		6,863,876
Expenses
Management fee	$205,212
Independent trustees' fees and expenses	1,906
Miscellaneous	1,228
Total expenses before reductions	208,346
Expense reductions	(47)
Total expenses after reductions		208,299
Net investment income (loss)		6,655,577
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,942,352
Fidelity Central Funds	351
Total net realized gain (loss)		3,942,703
Change in net unrealized appreciation (depreciation) on investment securities		(12,829,795)
Net gain (loss)		(8,887,092)
Net increase (decrease) in net assets resulting from operations		$(2,231,515)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,655,577	$13,287,932
Net realized gain (loss)	3,942,703	5,194,298
Change in net unrealized appreciation (depreciation)	(12,829,795)	15,443,856
Net increase (decrease) in net assets resulting from operations	(2,231,515)	33,926,086
Distributions to shareholders	(12,851,945)	(14,261,145)
Share transactions
Proceeds from sales of shares	743,526,232	984,321,145
Reinvestment of distributions	10,460,343	12,030,589
Cost of shares redeemed	(249,296,500)	(321,599,679)
Net increase (decrease) in net assets resulting from share transactions	504,690,075	674,752,055
Total increase (decrease) in net assets	489,606,615	694,416,996
Net Assets
Beginning of period	1,186,763,511	492,346,515
End of period	$1,676,370,126	$1,186,763,511
Other Information
Shares
Sold	71,919,878	95,823,316
Issued in reinvestment of distributions	1,011,884	1,176,400
Redeemed	(24,108,520)	(31,390,852)
Net increase (decrease)	48,823,242	65,608,864

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.15	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	.050	.184	.261	.201
Net realized and unrealized gain (loss)	(.058)	.278	.318	(.233)
Total from investment operations	(.008)	.462	.579	(.032)
Distributions from net investment income	(.053)	(.186)	(.239)	(.158)
Distributions from net realized gain	(.049)	(.026)	–	–
Total distributions	(.102)	(.212)	(.239)	(.158)
Net asset value, end of period	$10.29	$10.40	$10.15	$9.81
Total ReturnC,D	(.08)%	4.61%	5.98%	(.31)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.03%G	.03%	.03%	.03%G
Expenses net of fee waivers, if any	.03%G	.03%	.03%	.03%G
Expenses net of all reductions	.03%G	.03%	.03%	.03%G
Net investment income (loss)	.98%G	1.80%	2.66%	2.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,676,370	$1,186,764	$492,347	$3,751
Portfolio turnover rateH	48%G	62%	83%	102%G

 A For the period October 18, 2017 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Short-Term Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$18,222,190
Gross unrealized depreciation	(5,011,453)
Net unrealized appreciation (depreciation)	$13,210,737
Tax cost	$1,674,231,967

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Short-Term Bond Index Fund	297,944,948	19,356,492

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .03% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Short-Term Bond Index Fund	$1,228

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Short-Term Bond Index Fund	$158	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $47.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Short-Term Bond Index Fund	.03%
Actual		$1,000.00	$999.20	$.15
Hypothetical-C		$1,000.00	$1,024.65	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Short-Term Bond Index Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SDX-I-SANN-0421
1.9884850.103

Fidelity Flex® Funds

Fidelity Flex® U.S. Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	69.9%
AAA	3.5%
AA	3.2%
A	10.6%
BBB	14.3%
BB and Below	0.7%
Short-Term Investments and Net Other Assets*	(2.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	27.3%
U.S. Government and U.S. Government Agency Obligations	69.9%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	1.1%
Municipal Bonds	0.4%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(2.2)%

 * Foreign investments - 7.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$196,522
2.25% 2/1/32	100,000	96,014
2.75% 6/1/31	401,000	406,979
3.3% 2/1/52	100,000	90,507
3.5% 6/1/41	140,000	140,667
3.5% 9/15/53 (a)	829,000	760,461
3.55% 9/15/55 (a)	173,000	158,838
3.6% 7/15/25	219,000	242,042
3.65% 6/1/51	220,000	213,226
3.65% 9/15/59 (a)	259,000	238,799
4.65% 6/1/44	110,000	123,665
5.15% 3/15/42	106,000	129,388
5.45% 3/1/47	160,000	198,448
British Telecommunications PLC 9.625% 12/15/30 (b)	154,000	243,753
Telefonica Emisiones S.A.U. 4.103% 3/8/27	300,000	339,979
Telefonica Europe BV 8.25% 9/15/30	508,000	743,389
Verizon Communications, Inc.:
1.5% 9/18/30	730,000	688,516
2.987% 10/30/56 (a)	492,000	443,409
4.016% 12/3/29	150,000	171,924
4.125% 3/16/27	60,000	69,182
4.272% 1/15/36	106,000	123,386
4.329% 9/21/28	270,000	314,188
4.4% 11/1/34	100,000	118,629
5.012% 4/15/49	146,000	185,289
5.012% 8/21/54	214,000	273,860
5.25% 3/16/37	102,000	131,078
		6,842,138
Entertainment - 0.2%
Activision Blizzard, Inc. 2.5% 9/15/50	100,000	88,161
The Walt Disney Co.:
2% 9/1/29	40,000	40,503
2.65% 1/13/31	200,000	209,608
2.75% 9/1/49	60,000	56,608
3.5% 5/13/40	163,000	178,032
3.6% 1/13/51	60,000	65,403
3.7% 10/15/25	434,000	483,024
3.8% 5/13/60	60,000	67,233
4.75% 9/15/44	151,000	192,477
		1,381,049
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	100,000	98,579
1.1% 8/15/30	200,000	188,813
2.05% 8/15/50	220,000	189,443
Baidu.com, Inc. 3.5% 11/28/22	470,000	490,269
		967,104
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41 (c)	280,000	270,762
3.75% 2/15/28	150,000	164,448
3.85% 4/1/61	300,000	277,477
5.125% 7/1/49	200,000	229,988
5.75% 4/1/48	150,000	184,922
Comcast Corp.:
1.5% 2/15/31	295,000	279,116
1.95% 1/15/31	300,000	295,362
2.45% 8/15/52	295,000	257,722
2.65% 2/1/30	100,000	104,954
2.8% 1/15/51	120,000	112,380
3.45% 2/1/50	100,000	105,943
3.7% 4/15/24	100,000	109,645
4.049% 11/1/52	27,000	31,072
4.15% 10/15/28	150,000	174,468
4.65% 7/15/42	103,000	128,916
4.7% 10/15/48	284,000	360,294
4.95% 10/15/58	100,000	135,946
5.65% 6/15/35	106,000	143,321
6.95% 8/15/37	207,000	315,680
Discovery Communications LLC:
3.25% 4/1/23	176,000	184,436
3.625% 5/15/30	200,000	219,978
4% 9/15/55 (a)	133,000	136,223
4.65% 5/15/50	200,000	231,832
Fox Corp.:
4.709% 1/25/29	70,000	82,144
5.476% 1/25/39	164,000	210,568
5.576% 1/25/49	56,000	73,719
Time Warner Cable LLC 5.875% 11/15/40	220,000	280,094
Time Warner Entertainment Co. LP 8.375% 7/15/33	100,000	149,264
TWDC Enterprises 18 Corp. 4.125% 6/1/44	192,000	223,478
ViacomCBS, Inc.:
4% 1/15/26	176,000	196,976
4.2% 6/1/29	200,000	228,626
4.95% 1/15/31	237,000	285,363
5.85% 9/1/43	139,000	184,400
		6,369,517
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.875% 5/7/30	511,000	535,324
3.625% 4/22/29	200,000	219,564
Rogers Communications, Inc.:
2.9% 11/15/26	90,000	97,449
4.3% 2/15/48	240,000	283,820
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	200,000	198,074
3.3% 2/15/51 (a)	400,000	370,516
3.5% 4/15/25 (a)	830,000	897,421
Vodafone Group PLC:
3.75% 1/16/24	300,000	327,233
4.375% 5/30/28	250,000	292,933
5.125% 6/19/59	240,000	304,728
		3,527,062

TOTAL COMMUNICATION SERVICES		19,086,870

CONSUMER DISCRETIONARY - 1.6%
Automobiles - 0.3%
American Honda Finance Corp.:
1.2% 7/8/25	400,000	403,196
2.15% 9/10/24	120,000	126,112
3.55% 1/12/24	428,000	463,950
General Motors Co.:
4.2% 10/1/27	90,000	100,747
5.95% 4/1/49	170,000	222,023
6.75% 4/1/46	255,000	354,740
General Motors Financial Co., Inc.:
3.25% 1/5/23	70,000	73,225
4.375% 9/25/21	214,000	218,921
5.65% 1/17/29	130,000	159,204
		2,122,118
Diversified Consumer Services - 0.1%
Duke University 2.832% 10/1/55	34,000	34,594
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	240,000	270,316
4.3% 2/21/48	30,000	35,885
Northwestern University 3.868% 12/1/48	120,000	141,012
		481,807
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc. 4.625% 6/15/30	123,000	140,082
McDonald's Corp.:
3.3% 7/1/25	150,000	163,833
3.6% 7/1/30	600,000	672,272
3.625% 9/1/49	30,000	32,152
4.45% 3/1/47	153,000	184,127
4.45% 9/1/48	44,000	52,773
Starbucks Corp.:
2.55% 11/15/30	400,000	414,691
4% 11/15/28	350,000	406,195
		2,066,125
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	230,000	223,024
3.15% 2/9/51	235,000	221,191
Amazon.com, Inc.:
0.8% 6/3/25	130,000	129,798
1.5% 6/3/30	160,000	155,831
2.5% 6/3/50	130,000	120,180
2.8% 8/22/24	117,000	125,856
3.875% 8/22/37	280,000	331,086
4.05% 8/22/47	228,000	271,940
Expedia, Inc.:
3.8% 2/15/28	100,000	107,268
5% 2/15/26	155,000	175,166
		1,861,340
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	142,000	156,328
Multiline Retail - 0.1%
Dollar Tree, Inc.:
3.7% 5/15/23	210,000	223,601
4% 5/15/25	478,000	531,796
Nordstrom, Inc. 4% 3/15/27	110,000	108,957
Target Corp. 3.9% 11/15/47	160,000	192,534
		1,056,888
Specialty Retail - 0.5%
Lowe's Companies, Inc.:
3.65% 4/5/29	210,000	235,800
4.05% 5/3/47	132,000	150,270
5% 4/15/40	330,000	422,571
The Home Depot, Inc.:
2% 4/1/21	1,202,000	1,202,000
2.375% 3/15/51	120,000	106,933
2.5% 4/15/27	520,000	557,570
2.95% 6/15/29	330,000	358,760
4.25% 4/1/46	150,000	181,155
4.4% 3/15/45	156,000	191,046
4.5% 12/6/48	100,000	125,739
TJX Companies, Inc. 1.6% 5/15/31	250,000	240,990
		3,772,834
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. 2.4% 3/27/25	1,100,000	1,166,826

TOTAL CONSUMER DISCRETIONARY		12,684,266

CONSUMER STAPLES - 1.8%
Beverages - 0.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	200,000	240,113
Anheuser-Busch InBev Finance, Inc. 3.65% 2/1/26	316,000	349,744
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	100,000	111,639
4.6% 4/15/48	377,000	437,387
4.95% 1/15/42	130,000	160,765
5.45% 1/23/39	380,000	488,584
5.55% 1/23/49	180,000	234,222
5.8% 1/23/59 (Reg. S)	260,000	358,737
Constellation Brands, Inc. 3.6% 2/15/28	132,000	147,506
Diageo Capital PLC:
1.375% 9/29/25	200,000	203,561
2% 4/29/30	200,000	200,718
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	160,000	174,545
4.417% 5/25/25	360,000	406,848
Molson Coors Beverage Co. 3% 7/15/26	254,000	273,623
PepsiCo, Inc.:
1.4% 2/25/31	680,000	651,076
1.625% 5/1/30	309,000	303,459
2.25% 5/2/22	632,000	645,530
3% 10/15/27	100,000	110,042
4.45% 4/14/46	140,000	176,796
The Coca-Cola Co.:
1.45% 6/1/27	120,000	120,673
1.65% 6/1/30	120,000	117,708
2.5% 6/1/40	120,000	117,015
2.6% 6/1/50	120,000	113,489
2.75% 6/1/60	120,000	114,478
		6,258,258
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 1.375% 6/20/27	150,000	151,121
Kroger Co.:
1.7% 1/15/31	240,000	230,856
5.4% 1/15/49	70,000	93,126
Sysco Corp.:
3.3% 2/15/50	150,000	148,163
6.6% 4/1/50	140,000	207,312
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	80,000	85,937
3.45% 6/1/26	195,000	214,694
4.8% 11/18/44	100,000	113,941
Walmart, Inc.:
3.4% 6/26/23	100,000	106,906
3.7% 6/26/28	140,000	160,466
5.25% 9/1/35	515,000	706,209
5.625% 4/15/41	169,000	243,018
		2,461,749
Food Products - 0.3%
Campbell Soup Co. 4.15% 3/15/28	260,000	298,792
Conagra Brands, Inc.:
4.85% 11/1/28	280,000	334,242
5.3% 11/1/38	31,000	39,417
General Mills, Inc.:
3% 2/1/51 (a)	110,000	106,575
4.2% 4/17/28	200,000	231,859
Kraft Heinz Foods Co.:
3% 6/1/26	560,000	594,308
4.375% 6/1/46	110,000	119,842
4.625% 1/30/29	50,000	57,928
Tyson Foods, Inc.:
4% 3/1/26	160,000	180,040
5.1% 9/28/48	100,000	131,289
Unilever Capital Corp. 1.375% 9/14/30	160,000	153,739
		2,248,031
Household Products - 0.1%
Kimberly-Clark Corp. 1.05% 9/15/27	184,000	181,221
Procter & Gamble Co. 1.2% 10/29/30	600,000	572,299
		753,520
Tobacco - 0.3%
Altria Group, Inc.:
3.875% 9/16/46	204,000	199,016
4.8% 2/14/29	30,000	35,180
5.8% 2/14/39	100,000	124,416
5.95% 2/14/49	110,000	140,539
BAT Capital Corp.:
3.222% 8/15/24	200,000	214,980
3.557% 8/15/27	450,000	488,705
4.39% 8/15/37	80,000	85,419
4.54% 8/15/47	128,000	131,301
4.758% 9/6/49	260,000	273,367
Philip Morris International, Inc.:
2.125% 5/10/23	820,000	847,934
4.875% 11/15/43	224,000	276,224
Reynolds American, Inc. 4.45% 6/12/25	140,000	156,310
		2,973,391

TOTAL CONSUMER STAPLES		14,694,949

ENERGY - 2.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 4.08% 12/15/47	290,000	318,042
Halliburton Co. 7.45% 9/15/39	120,000	170,721
		488,763
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp. 4.375% 10/15/28	360,000	365,400
Boardwalk Pipelines LP 4.95% 12/15/24	102,000	114,767
Canadian Natural Resources Ltd.:
3.85% 6/1/27	152,000	167,789
4.95% 6/1/47	40,000	48,260
Cenovus Energy, Inc. 5.4% 6/15/47	286,000	330,019
Chevron Corp.:
1.141% 5/11/23	70,000	71,238
1.554% 5/11/25	70,000	71,751
1.995% 5/11/27	70,000	72,617
2.236% 5/11/30	70,000	71,623
2.954% 5/16/26	231,000	250,459
2.978% 5/11/40	70,000	71,909
3.078% 5/11/50	70,000	69,817
Chevron U.S.A., Inc.:
4.95% 8/15/47	100,000	129,136
5.05% 11/15/44	70,000	92,255
ConocoPhillips Co. 4.95% 3/15/26	366,000	429,809
Devon Energy Corp. 5% 6/15/45	315,000	368,390
Ecopetrol SA:
5.875% 9/18/23	500,000	554,375
7.375% 9/18/43	60,000	74,445
Enbridge, Inc. 3.5% 6/10/24	164,000	176,726
Energy Transfer Partners LP:
4.95% 6/15/28	147,000	167,565
5% 5/15/50	220,000	232,944
5.25% 4/15/29	310,000	359,515
5.3% 4/15/47	50,000	54,226
5.8% 6/15/38	50,000	57,725
6% 6/15/48	330,000	384,420
Enterprise Products Operating LP:
2.85% 4/15/21	831,000	831,775
3.95% 2/15/27	214,000	242,117
4.2% 1/31/50	370,000	398,947
4.25% 2/15/48	270,000	293,303
4.8% 2/1/49	56,000	65,541
Equinor ASA:
2.375% 5/22/30	310,000	316,962
3.625% 9/10/28	130,000	146,614
5.1% 8/17/40	180,000	237,073
Exxon Mobil Corp.:
2.222% 3/1/21	794,000	794,000
3.452% 4/15/51	450,000	461,773
Kinder Morgan, Inc.:
3.15% 1/15/23	110,000	115,343
5.05% 2/15/46	50,000	58,076
5.2% 3/1/48	264,000	315,588
5.55% 6/1/45	190,000	233,497
Magellan Midstream Partners LP:
3.95% 3/1/50	35,000	35,995
5% 3/1/26	147,000	171,226
Marathon Petroleum Corp.:
4.5% 4/1/48	280,000	304,555
4.7% 5/1/25	370,000	420,840
4.75% 12/15/23	35,000	38,670
MPLX LP:
4.125% 3/1/27	60,000	67,181
4.5% 4/15/38	150,000	165,820
4.7% 4/15/48	226,000	247,284
ONEOK, Inc.:
4% 7/13/27	80,000	87,822
4.45% 9/1/49	50,000	50,204
5.2% 7/15/48	22,000	24,494
Ovintiv, Inc. 6.5% 2/1/38	70,000	85,695
Phillips 66 Co. 3.9% 3/15/28	380,000	430,422
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	580,000	602,395
Shell International Finance BV:
1.75% 9/12/21	1,227,000	1,236,819
2.375% 11/7/29	100,000	102,939
3.125% 11/7/49	100,000	99,189
3.75% 9/12/46	106,000	116,038
Spectra Energy Partners LP 4.75% 3/15/24	151,000	167,307
Suncor Energy, Inc. 4% 11/15/47	114,000	122,640
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	80,000	87,829
The Williams Companies, Inc.:
3.35% 8/15/22	190,000	196,450
3.75% 6/15/27	460,000	510,188
4.85% 3/1/48	50,000	58,041
Total Capital International SA:
3.461% 7/12/49	140,000	145,540
3.75% 4/10/24	165,000	181,289
Total Capital SA 3.883% 10/11/28	360,000	411,206
TransCanada PipeLines Ltd.:
4.1% 4/15/30	270,000	308,176
4.875% 5/15/48	80,000	95,869
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	535,000	573,116
3.95% 5/15/50	100,000	106,522
Valero Energy Corp. 4.35% 6/1/28	70,000	79,048
		16,628,598

TOTAL ENERGY		17,117,361

FINANCIALS - 8.2%
Banks - 4.1%
Banco Santander SA 3.8% 2/23/28	400,000	443,037
Bank of America Corp.:
0.981% 9/25/25 (b)	800,000	804,388
2.625% 4/19/21	1,404,000	1,408,390
2.676% 6/19/41 (b)	380,000	368,400
2.831% 10/24/51 (b)	140,000	133,631
3.093% 10/1/25 (b)	400,000	431,559
3.194% 7/23/30 (b)	270,000	292,216
3.419% 12/20/28 (b)	445,000	490,795
3.974% 2/7/30 (b)	65,000	74,044
4% 1/22/25	512,000	566,969
4.083% 3/20/51 (b)	100,000	116,240
4.271% 7/23/29 (b)	360,000	417,538
4.33% 3/15/50 (b)	200,000	238,464
6.11% 1/29/37	348,000	481,551
Bank of Montreal 3.3% 2/5/24	580,000	624,930
Bank of Nova Scotia 3.4% 2/11/24	560,000	606,064
Barclays PLC:
3.932% 5/7/25 (b)	200,000	217,782
4.375% 1/12/26	210,000	237,610
4.95% 1/10/47	200,000	252,452
BB&T Corp.:
2.75% 4/1/22	140,000	143,461
3.75% 12/6/23	350,000	381,195
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	770,000	850,546
1.122% 1/28/27 (b)	600,000	592,029
3.142% 1/24/23 (b)	90,000	92,197
3.2% 10/21/26	80,000	87,216
3.98% 3/20/30 (b)	150,000	170,079
4.65% 7/30/45	167,000	209,118
4.65% 7/23/48	75,000	95,619
4.75% 5/18/46	208,000	257,271
5.316% 3/26/41 (b)	230,000	306,998
Export-Import Bank of Korea 0.625% 2/9/26	400,000	389,548
Fifth Third Bancorp:
2.55% 5/5/27	100,000	106,498
3.95% 3/14/28	50,000	58,270
HSBC Holdings PLC:
2.633% 11/7/25 (b)	600,000	634,800
3.973% 5/22/30 (b)	214,000	239,148
4.292% 9/12/26 (b)	1,600,000	1,792,872
4.375% 11/23/26	400,000	452,738
6.8% 6/1/38	100,000	145,375
Japan Bank International Cooperation:
1.25% 1/21/31	682,000	659,205
2.375% 11/16/22	400,000	414,148
2.5% 5/23/24	200,000	212,541
JPMorgan Chase & Co.:
1.953% 2/4/32 (b)	300,000	292,668
2.525% 11/19/41 (b)	340,000	325,094
2.7% 5/18/23	470,000	492,773
2.95% 10/1/26	190,000	206,709
2.956% 5/13/31 (b)	250,000	261,212
3.109% 4/22/51 (b)	50,000	50,984
3.22% 3/1/25 (b)	1,640,000	1,760,132
3.559% 4/23/24 (b)	670,000	713,599
4.452% 12/5/29 (b)	630,000	741,548
5.6% 7/15/41	325,000	456,396
5.625% 8/16/43	127,000	179,435
Korea Development Bank 1.625% 1/19/31	250,000	244,056
Lloyds Banking Group PLC:
3% 1/11/22	800,000	818,273
4.375% 3/22/28	656,000	755,875
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,572
3.195% 7/18/29	400,000	435,045
3.961% 3/2/28	100,000	114,242
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	402,571
2.226% 5/25/26 (b)	200,000	207,639
2.839% 7/16/25 (b)	200,000	211,970
National Australia Bank Ltd. 2.875% 4/12/23	250,000	263,218
Oesterreichische Kontrollbank AG 0.375% 9/17/25	100,000	97,994
PNC Financial Services Group, Inc. 2.2% 11/1/24	250,000	264,640
Rabobank Nederland 3.75% 7/21/26	250,000	277,906
Rabobank Nederland New York Branch:
0.375% 1/12/24	550,000	550,614
2.75% 1/10/23	250,000	261,194
Royal Bank of Canada 4.65% 1/27/26	210,000	243,573
Royal Bank of Scotland Group PLC 3.754% 11/1/29 (b)	400,000	425,158
Santander Holdings U.S.A., Inc.:
3.4% 1/18/23	60,000	62,839
4.5% 7/17/25	406,000	453,487
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	650,000	660,155
2.75% 1/15/30	200,000	210,380
3.102% 1/17/23	288,000	302,638
3.936% 10/16/23	120,000	130,770
Truist Financial Corp. 1.267% 3/2/27 (b)	650,000	653,761
Wells Fargo & Co.:
2.406% 10/30/25 (b)	550,000	579,711
3% 10/23/26	100,000	108,501
3.068% 4/30/41 (b)	200,000	205,272
3.75% 1/24/24	40,000	43,472
4.75% 12/7/46	388,000	477,331
4.9% 11/17/45	97,000	120,216
5.013% 4/4/51 (b)	280,000	374,445
5.606% 1/15/44	100,000	132,991
Westpac Banking Corp.:
2.75% 1/11/23	306,000	320,004
2.894% 2/4/30 (b)	390,000	405,810
3.65% 5/15/23	160,000	171,560
4.11% 7/24/34 (b)	270,000	297,588
		33,475,953
Capital Markets - 1.6%
Ares Capital Corp. 3.5% 2/10/23	917,000	962,235
Bank of New York Mellon Corp.:
0.35% 12/7/23	830,000	831,165
3.5% 4/28/23	230,000	245,676
BlackRock, Inc.:
2.4% 4/30/30	200,000	208,643
4.25% 5/24/21	152,000	153,446
Charles Schwab Corp. 1.65% 3/11/31	197,000	189,533
Credit Suisse AG 0.495% 2/2/24	700,000	699,598
Credit Suisse Group AG 3.8% 6/9/23	500,000	536,133
Deutsche Bank AG 4.1% 1/13/26	700,000	767,663
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	104,267
4.1% 1/13/26	154,000	168,466
GE Capital Funding LLC 3.45% 5/15/25 (a)	410,000	445,404
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	110,000	109,075
1.093% 12/9/26 (b)	1,000,000	992,372
3.85% 1/26/27	960,000	1,071,973
4.8% 7/8/44	120,000	155,222
5.15% 5/22/45	330,000	434,650
5.25% 7/27/21	393,000	400,934
6.75% 10/1/37	152,000	221,750
Intercontinental Exchange, Inc.:
1.85% 9/15/32	160,000	151,072
2.65% 9/15/40	160,000	152,910
3.75% 9/21/28	100,000	111,843
4.25% 9/21/48	120,000	141,007
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% 1/23/30	127,000	143,871
Moody's Corp. 4.875% 12/17/48	120,000	154,053
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	250,000	306,426
1.794% 2/13/32 (b)	260,000	249,495
2.188% 4/28/26 (b)	200,000	208,260
3.125% 1/23/23	795,000	835,519
3.625% 1/20/27	160,000	179,501
3.772% 1/24/29 (b)	180,000	202,036
4.375% 1/22/47	224,000	278,383
5.597% 3/24/51 (b)	40,000	57,958
6.375% 7/24/42	128,000	194,193
NASDAQ, Inc. 1.65% 1/15/31	160,000	150,403
Nomura Holdings, Inc. 1.851% 7/16/25	666,000	680,217
Northern Trust Corp. 1.95% 5/1/30	150,000	150,767
		13,046,119
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	156,231
3.3% 1/23/23	401,000	416,970
4.45% 10/1/25	150,000	164,044
4.5% 9/15/23	164,000	177,088
Ally Financial, Inc.:
3.05% 6/5/23	340,000	357,513
5.125% 9/30/24	510,000	581,940
5.8% 5/1/25	150,000	175,952
American Express Co.:
2.5% 8/1/22	150,000	154,404
2.5% 7/30/24	464,000	492,144
3.4% 2/27/23	50,000	52,881
Capital One Financial Corp.:
3.2% 1/30/23	80,000	84,035
3.3% 10/30/24	230,000	249,704
3.8% 1/31/28	438,000	492,294
Discover Financial Services 4.5% 1/30/26	208,000	236,807
Ford Motor Credit Co. LLC:
4.14% 2/15/23	200,000	205,750
5.875% 8/2/21	221,000	224,801
GE Capital International Funding Co. 4.418% 11/15/35	400,000	456,815
John Deere Capital Corp.:
2.8% 3/6/23	270,000	283,830
2.8% 9/8/27	290,000	315,200
Synchrony Financial:
3.95% 12/1/27	380,000	418,552
4.375% 3/19/24	100,000	109,757
5.15% 3/19/29	109,000	129,419
Toyota Motor Credit Corp.:
0.5% 8/14/23	380,000	381,192
1.15% 8/13/27	470,000	462,308
2.15% 9/8/22	800,000	822,395
2.7% 1/11/23	50,000	52,181
		7,654,207
Diversified Financial Services - 0.8%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,228
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	50,000	48,622
2.85% 10/15/50	180,000	174,972
4.2% 8/15/48	130,000	156,576
Berkshire Hathaway, Inc. 3.125% 3/15/26	92,000	101,048
BP Capital Markets America, Inc.:
2.52% 9/19/22	620,000	640,235
3% 2/24/50	130,000	120,827
Brixmor Operating Partnership LP:
4.05% 7/1/30	48,000	53,156
4.125% 5/15/29	44,000	49,062
DH Europe Finance II SARL:
2.2% 11/15/24	110,000	115,913
2.6% 11/15/29	110,000	114,938
3.4% 11/15/49	80,000	85,023
Equitable Holdings, Inc. 3.9% 4/20/23	1,030,000	1,102,004
Export Development Canada 2.625% 2/21/24	500,000	533,725
KfW:
0.25% 10/19/23	600,000	598,593
0.375% 7/18/25	208,000	204,868
0.625% 1/22/26	900,000	890,535
2.375% 12/29/22	815,000	847,278
2.5% 11/20/24	280,000	300,548
Landwirtschaftliche Rentenbank 3.125% 11/14/23	170,000	182,694
		6,519,845
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	250,000	237,743
4.35% 11/3/45	74,000	93,136
AFLAC, Inc. 3.625% 11/15/24	450,000	498,133
Allstate Corp. 1.45% 12/15/30	500,000	478,724
American International Group, Inc.:
4.375% 6/30/50	170,000	204,279
4.5% 7/16/44	115,000	137,915
4.7% 7/10/35	200,000	246,584
4.75% 4/1/48	40,000	49,673
5.75% 4/1/48 (b)	190,000	215,603
Aon PLC 4.75% 5/15/45	140,000	176,640
Arch Capital Group Ltd. 3.635% 6/30/50	107,000	112,529
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	250,000	245,595
Brighthouse Financial, Inc. 5.625% 5/15/30	199,000	241,667
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	250,000	265,225
4.4% 3/15/48	30,000	36,694
Lincoln National Corp. 4.35% 3/1/48	210,000	247,516
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	48,570
4.9% 3/15/49	120,000	160,066
MetLife, Inc.:
4.125% 8/13/42	70,000	83,934
4.6% 5/13/46	272,000	348,923
Progressive Corp. 4.2% 3/15/48	100,000	123,092
Prudential Financial, Inc.:
3.878% 3/27/28	70,000	81,117
4.35% 2/25/50	180,000	216,952
4.418% 3/27/48	100,000	121,187
5.7% 9/15/48 (b)	74,000	85,149
The Chubb Corp. 6.5% 5/15/38	58,000	89,528
The Travelers Companies, Inc.:
4.05% 3/7/48	74,000	89,105
6.25% 6/15/37	156,000	226,454
Unum Group 4.5% 3/15/25	525,000	588,440
Willis Group North America, Inc. 4.5% 9/15/28	324,000	376,668
		6,126,841

TOTAL FINANCIALS		66,822,965

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	120,000	127,589
2.95% 11/21/26	100,000	108,113
3.2% 11/21/29	200,000	216,223
4.05% 11/21/39	100,000	114,844
4.25% 11/14/28	92,000	106,958
4.25% 11/21/49	150,000	173,170
4.3% 5/14/36	25,000	29,480
4.45% 5/14/46	280,000	329,651
4.55% 3/15/35	50,000	60,271
4.75% 3/15/45	250,000	303,889
Amgen, Inc.:
1.9% 2/21/25	100,000	103,652
3.2% 11/2/27	70,000	77,124
3.375% 2/21/50	210,000	215,637
4.4% 5/1/45	188,000	224,238
4.663% 6/15/51	100,000	125,958
Biogen, Inc. 3.25% 2/15/51 (a)	150,000	146,075
Gilead Sciences, Inc.:
1.65% 10/1/30	180,000	173,081
2.8% 10/1/50	180,000	166,188
4.15% 3/1/47	112,000	127,851
4.75% 3/1/46	100,000	123,317
		3,053,309
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co.:
3.7% 6/6/27	60,000	67,266
4.669% 6/6/47	290,000	359,090
Boston Scientific Corp.:
4% 3/1/29	100,000	113,789
4.7% 3/1/49	230,000	289,624
Danaher Corp. 2.6% 10/1/50	245,000	224,352
Medtronic Global Holdings SCA 3.35% 4/1/27	100,000	112,224
Stryker Corp.:
1.95% 6/15/30	100,000	98,910
2.9% 6/15/50	100,000	97,813
Zimmer Biomet Holdings, Inc.:
3.55% 4/1/25	175,000	190,687
3.55% 3/20/30	194,000	213,218
		1,766,973
Health Care Providers & Services - 1.1%
Aetna, Inc. 3.875% 8/15/47	180,000	195,110
AHS Hospital Corp. 2.78% 7/1/51	250,000	240,080
Allina Health System, Inc. 3.887% 4/15/49	40,000	45,403
Anthem, Inc.:
2.375% 1/15/25	1,100,000	1,158,113
3.125% 5/15/22	140,000	144,651
4.101% 3/1/28	130,000	149,888
4.55% 3/1/48	80,000	98,391
5.1% 1/15/44	132,000	171,378
Banner Health 2.913% 1/1/51	150,000	145,892
Baptist Healthcare System, Inc. 3.54% 8/15/50	125,000	131,386
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	89,000	89,389
Cardinal Health, Inc.:
3.41% 6/15/27	160,000	176,099
4.368% 6/15/47	30,000	33,045
Children's Hospital of Philadelphia 2.704% 7/1/50	98,000	94,192
Cigna Corp.:
3.05% 11/30/22	110,000	114,856
3.75% 7/15/23	67,000	72,092
4.125% 11/15/25	99,000	111,742
4.375% 10/15/28	100,000	116,650
4.8% 8/15/38	80,000	98,962
4.8% 7/15/46	230,000	285,522
4.9% 12/15/48	200,000	252,770
CommonSpirit Health 3.91% 10/1/50	150,000	158,326
CVS Health Corp.:
1.75% 8/21/30	535,000	515,726
2.7% 8/21/40	210,000	199,382
2.875% 6/1/26	60,000	64,626
3% 8/15/26	38,000	41,252
3.25% 8/15/29	250,000	271,489
3.7% 3/9/23	7,000	7,448
4.78% 3/25/38	412,000	502,157
5.05% 3/25/48	120,000	151,558
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	136,447
HCA Holdings, Inc.:
4.125% 6/15/29	242,000	273,172
5.25% 6/15/49	120,000	150,487
Humana, Inc. 3.125% 8/15/29	100,000	107,760
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	104,000	115,447
Kaiser Foundation Hospitals:
3.266% 11/1/49	110,000	117,534
4.15% 5/1/47	60,000	73,399
MidMichigan Health 3.409% 6/1/50	42,000	43,521
Orlando Health Obligated Group 3.327% 10/1/50	68,000	71,152
Sutter Health 3.361% 8/15/50	170,000	175,423
Trinity Health Corp. 2.632% 12/1/40	50,000	48,594
UnitedHealth Group, Inc.:
1.25% 1/15/26	93,000	93,975
2% 5/15/30	170,000	170,427
2.375% 8/15/24	100,000	106,158
2.9% 5/15/50	137,000	134,468
3.7% 8/15/49	90,000	100,890
3.85% 6/15/28	240,000	274,693
4.45% 12/15/48	68,000	84,816
4.75% 7/15/45	182,000	234,429
6.875% 2/15/38	126,000	194,327
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	68,003
		8,612,697
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	300,000	315,190
4.133% 3/25/25	730,000	816,868
		1,132,058
Pharmaceuticals - 0.8%
AstraZeneca PLC:
3.125% 6/12/27	140,000	153,482
4% 9/18/42	100,000	115,347
6.45% 9/15/37	149,000	221,092
Bayer U.S. Finance II LLC 2.85% 4/15/25 (a)	177,000	185,104
Bristol-Myers Squibb Co.:
2.35% 11/13/40	210,000	201,369
3.2% 6/15/26	100,000	110,094
3.4% 7/26/29	100,000	111,921
3.875% 8/15/25	80,000	89,756
4.125% 6/15/39	100,000	120,462
4.25% 10/26/49	100,000	121,723
4.55% 2/20/48	204,000	257,549
Eli Lilly & Co.:
2.25% 5/15/50	200,000	175,777
3.95% 3/15/49	100,000	118,257
GlaxoSmithKline Capital PLC 3% 6/1/24	200,000	214,562
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	240,000	255,935
6.375% 5/15/38	151,000	228,479
Johnson & Johnson:
0.55% 9/1/25	100,000	99,210
1.3% 9/1/30	100,000	95,700
2.1% 9/1/40	100,000	93,522
2.45% 9/1/60	100,000	91,439
3.4% 1/15/38	238,000	267,097
Merck & Co., Inc.:
2.45% 6/24/50	100,000	90,760
3.7% 2/10/45	322,000	368,079
Mylan NV 5.2% 4/15/48	74,000	89,535
Novartis Capital Corp.:
2.4% 5/17/22	670,000	686,085
2.75% 8/14/50	150,000	148,200
Pfizer, Inc.:
2.7% 5/28/50	100,000	95,338
3.2% 9/15/23	80,000	85,566
3.45% 3/15/29	100,000	112,497
3.9% 3/15/39	70,000	82,422
4% 12/15/36	190,000	229,754
4.3% 6/15/43	106,000	128,932
7.2% 3/15/39	130,000	210,577
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	444,000	485,918
Viatris, Inc.:
2.7% 6/22/30 (a)	218,000	220,961
4% 6/22/50 (a)	70,000	72,684
Wyeth LLC 5.95% 4/1/37	50,000	71,514
Zoetis, Inc. 3% 9/12/27	50,000	54,706
		6,561,405

TOTAL HEALTH CARE		21,126,442

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.6%
General Dynamics Corp.:
3.75% 5/15/28	100,000	113,733
4.25% 4/1/40	104,000	127,097
4.25% 4/1/50	30,000	37,281
L3Harris Technologies, Inc. 1.8% 1/15/31	435,000	422,095
Lockheed Martin Corp.:
2.9% 3/1/25	250,000	267,979
4.09% 9/15/52	119,000	142,444
4.7% 5/15/46	136,000	173,898
Northrop Grumman Corp.:
3.25% 1/15/28	100,000	108,968
4.03% 10/15/47	178,000	202,978
Raytheon Technologies Corp.:
3.65% 8/16/23	13,000	13,917
3.75% 11/1/46	100,000	109,484
3.95% 8/16/25	80,000	89,741
4.125% 11/16/28	400,000	461,189
4.35% 4/15/47	100,000	119,022
4.45% 11/16/38	200,000	240,760
4.5% 6/1/42	40,000	49,042
The Boeing Co.:
2.8% 3/1/23	270,000	279,958
3.2% 3/1/29	320,000	328,888
3.75% 2/1/50	70,000	68,241
4.875% 5/1/25	600,000	670,801
5.705% 5/1/40	590,000	743,378
5.805% 5/1/50	110,000	141,895
		4,912,789
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.8% 5/15/25	760,000	840,105
4.05% 2/15/48	80,000	87,647
4.95% 10/17/48	80,000	99,216
5.25% 5/15/50	98,000	126,215
United Parcel Service, Inc.:
3.9% 4/1/25	350,000	390,091
4.45% 4/1/30	150,000	180,821
5.3% 4/1/50	82,000	113,524
6.2% 1/15/38	134,000	194,670
		2,032,289
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	251,000	294,086
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	300,000	312,982
2.493% 2/15/27	100,000	104,958
2.722% 2/15/30	100,000	103,289
3.377% 4/5/40	40,000	41,500
3.577% 4/5/50	100,000	102,904
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	300,000	292,315
Masco Corp.:
2% 2/15/31 (c)	90,000	88,128
3.125% 2/15/51 (c)	50,000	49,429
		1,095,505
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	400,000	376,075
3.95% 5/15/28	200,000	228,667
Waste Management, Inc.:
2.4% 5/15/23	250,000	259,999
2.5% 11/15/50	150,000	134,802
3.15% 11/15/27	50,000	55,245
		1,054,788
Industrial Conglomerates - 0.3%
3M Co.:
2.375% 8/26/29	130,000	135,830
3.25% 8/26/49	100,000	106,295
3.375% 3/1/29	110,000	122,547
3.7% 4/15/50	96,000	109,407
General Electric Co.:
3.45% 5/1/27	480,000	527,183
3.625% 5/1/30	60,000	65,470
4.25% 5/1/40	50,000	55,523
4.35% 5/1/50	170,000	189,062
4.5% 3/11/44	200,000	229,048
Honeywell International, Inc.:
1.35% 6/1/25	100,000	102,189
1.95% 6/1/30	100,000	101,195
2.3% 8/15/24	190,000	201,774
2.8% 6/1/50	100,000	99,861
Roper Technologies, Inc.:
1% 9/15/25	60,000	59,613
1.4% 9/15/27	60,000	59,371
1.75% 2/15/31	60,000	57,483
2% 6/30/30	400,000	393,692
		2,615,543
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	190,000	190,274
1.1% 9/14/27	190,000	186,744
2.55% 11/29/22	518,000	538,402
Caterpillar, Inc.:
2.6% 4/9/30	210,000	222,030
3.25% 9/19/49	170,000	181,749
Deere & Co. 2.875% 9/7/49	190,000	190,541
Illinois Tool Works, Inc. 3.9% 9/1/42	100,000	120,094
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	180,000	204,498
Otis Worldwide Corp.:
2.565% 2/15/30	100,000	102,949
3.362% 2/15/50	80,000	83,206
Parker Hannifin Corp.:
3.25% 6/14/29	110,000	120,256
4% 6/14/49	110,000	128,569
Stanley Black & Decker, Inc. 2.75% 11/15/50	151,000	141,620
		2,410,932
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	30,000	30,376
4.05% 6/15/48	182,000	217,116
4.15% 12/15/48	100,000	119,908
4.45% 3/15/43	151,000	186,343
Canadian National Railway Co. 2.45% 5/1/50	150,000	137,066
CSX Corp.:
3.8% 3/1/28	50,000	56,505
4.3% 3/1/48	210,000	248,684
4.75% 11/15/48	160,000	202,774
Norfolk Southern Corp.:
3.8% 8/1/28	72,000	81,852
3.95% 10/1/42	305,000	351,545
Union Pacific Corp.:
2.15% 2/5/27	120,000	125,871
3.25% 2/5/50	270,000	278,792
3.7% 3/1/29	290,000	327,010
4% 4/15/47	90,000	102,534
4.05% 3/1/46	170,000	195,917
		2,662,293
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.375% 6/1/21	166,000	167,171
3.625% 12/1/27	140,000	149,611
4.625% 10/1/28	350,000	393,814
		710,596

TOTAL INDUSTRIALS		17,788,821

INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
1.85% 9/20/21	940,000	946,879
5.5% 1/15/40	192,000	269,995
		1,216,874
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	200,000	265,044
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.9% 10/1/26 (a)	450,000	520,191
5.3% 10/1/29 (a)	90,000	106,961
5.45% 6/15/23 (a)	230,000	252,296
8.1% 7/15/36 (a)	310,000	460,585
8.35% 7/15/46 (a)	92,000	140,761
		1,745,838
IT Services - 0.6%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	244,868
2.25% 3/1/31	200,000	198,791
Fiserv, Inc.:
2.75% 7/1/24	370,000	393,431
3.5% 7/1/29	180,000	198,370
4.4% 7/1/49	100,000	119,299
Global Payments, Inc. 1.2% 3/1/26	350,000	347,307
IBM Corp.:
1.95% 5/15/30	100,000	99,067
2.95% 5/15/50	100,000	96,285
3% 5/15/24	100,000	107,554
4.15% 5/15/39	100,000	117,737
4.7% 2/19/46	204,000	261,576
MasterCard, Inc. 3.85% 3/26/50	310,000	363,837
PayPal Holdings, Inc.:
1.65% 6/1/25	80,000	82,138
2.3% 6/1/30	130,000	133,304
2.85% 10/1/29	280,000	299,634
The Western Union Co. 2.85% 1/10/25	100,000	105,947
Visa, Inc.:
2.05% 4/15/30	430,000	439,167
2.15% 9/15/22	480,000	493,319
3.15% 12/14/25	160,000	175,790
4.3% 12/14/45	142,000	177,972
		4,455,393
Semiconductors & Semiconductor Equipment - 0.3%
Applied Materials, Inc. 4.35% 4/1/47	90,000	113,178
Broadcom, Inc.:
2.45% 2/15/31 (a)	160,000	155,383
3.459% 9/15/26	172,000	186,514
3.75% 2/15/51 (a)	160,000	157,767
4.3% 11/15/32	300,000	337,160
5% 4/15/30	182,000	211,548
Intel Corp.:
2.45% 11/15/29	70,000	73,480
3.25% 11/15/49	70,000	72,373
3.734% 12/8/47	110,000	123,278
4.75% 3/25/50	260,000	337,881
Lam Research Corp. 2.875% 6/15/50	150,000	147,023
NVIDIA Corp. 3.5% 4/1/50	167,000	181,209
Qualcomm, Inc.:
2.6% 1/30/23	430,000	448,092
4.3% 5/20/47	213,000	261,067
		2,805,953
Software - 0.7%
Microsoft Corp.:
2.4% 2/6/22	1,792,000	1,824,978
2.4% 8/8/26	520,000	555,601
2.525% 6/1/50	280,000	263,106
2.675% 6/1/60	200,000	187,345
3.7% 8/8/46	170,000	200,614
Oracle Corp.:
2.5% 4/1/25	1,290,000	1,367,351
3.6% 4/1/50	210,000	220,040
3.85% 4/1/60	70,000	75,633
4% 11/15/47	388,000	430,724
4.375% 5/15/55	100,000	118,492
6.125% 7/8/39	114,000	162,802
		5,406,686
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
1.125% 5/11/25	500,000	505,292
2.1% 9/12/22	100,000	102,579
2.375% 2/8/41	220,000	207,774
2.4% 1/13/23	1,242,000	1,289,662
2.55% 8/20/60	110,000	97,273
2.95% 9/11/49	180,000	178,524
3% 2/9/24	650,000	695,894
3% 11/13/27	890,000	979,002
3.75% 11/13/47	90,000	102,323
4.5% 2/23/36	110,000	138,973
4.65% 2/23/46	201,000	257,739
Hewlett Packard Enterprise Co. 4.9% 10/15/25 (b)	1,108,000	1,277,225
HP, Inc. 2.2% 6/17/25	190,000	198,401
		6,030,661

TOTAL INFORMATION TECHNOLOGY		21,661,405

MATERIALS - 0.9%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	102,248
2.05% 5/15/30	40,000	40,666
2.7% 5/15/40	40,000	40,117
2.8% 5/15/50	40,000	39,092
DuPont de Nemours, Inc.:
4.205% 11/15/23	100,000	109,611
4.725% 11/15/28	100,000	118,936
5.319% 11/15/38	190,000	245,526
Eastman Chemical Co. 4.5% 12/1/28	226,000	267,060
Ecolab, Inc. 1.3% 1/30/31	400,000	376,595
LYB International Finance BV 4% 7/15/23	153,000	165,419
LYB International Finance II BV 3.5% 3/2/27	460,000	505,797
LYB International Finance III LLC:
3.375% 10/1/40	110,000	112,139
3.625% 4/1/51	110,000	111,348
Nutrien Ltd.:
3.95% 5/13/50	170,000	191,745
4.2% 4/1/29	32,000	37,160
5% 4/1/49	56,000	72,546
Sherwin-Williams Co.:
2.75% 6/1/22	4,000	4,108
3.125% 6/1/24	160,000	172,193
3.45% 6/1/27	210,000	231,358
4.5% 6/1/47	100,000	120,939
The Dow Chemical Co.:
2.1% 11/15/30	170,000	167,758
3.15% 5/15/24	100,000	107,086
3.6% 11/15/50	170,000	175,460
3.625% 5/15/26	150,000	166,635
5.55% 11/30/48	80,000	109,316
The Mosaic Co. 4.05% 11/15/27	170,000	192,614
Westlake Chemical Corp. 3.6% 8/15/26	548,000	601,598
		4,585,070
Containers & Packaging - 0.1%
International Paper Co. 5% 9/15/35	328,000	414,277
WRKCo, Inc. 4.65% 3/15/26	400,000	461,161
		875,438
Metals & Mining - 0.2%
Barrick North America Finance LLC 5.7% 5/30/41	142,000	194,211
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	151,000	205,211
Newmont Corp.:
2.25% 10/1/30	160,000	159,501
4.875% 3/15/42	100,000	127,967
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	164,000	222,274
Southern Copper Corp. 5.875% 4/23/45	178,000	238,965
Vale Overseas Ltd. 6.25% 8/10/26	630,000	759,938
		1,908,067

TOTAL MATERIALS		7,368,575

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	250,000	243,563
4.85% 4/15/49	140,000	178,649
American Tower Corp.:
1.3% 9/15/25	120,000	120,643
2.1% 6/15/30	120,000	117,679
3.1% 6/15/50	120,000	113,560
3.6% 1/15/28	70,000	77,357
3.8% 8/15/29	100,000	111,620
AvalonBay Communities, Inc. 2.3% 3/1/30	408,000	418,173
Boston Properties, Inc. 3.25% 1/30/31	227,000	240,811
Corporate Office Properties LP 3.6% 5/15/23	80,000	84,572
Crown Castle International Corp.:
1.35% 7/15/25	90,000	90,556
2.25% 1/15/31	100,000	98,229
3.25% 1/15/51	50,000	47,904
3.65% 9/1/27	464,000	515,433
Duke Realty LP 1.75% 2/1/31	340,000	329,647
ERP Operating LP 3.5% 3/1/28	160,000	176,918
Healthpeak Properties, Inc.:
2.875% 1/15/31	430,000	450,495
3% 1/15/30	320,000	339,826
Kimco Realty Corp.:
1.9% 3/1/28	610,000	609,799
2.8% 10/1/26	216,000	232,067
Omega Healthcare Investors, Inc. 4.75% 1/15/28	201,000	224,168
Prologis LP:
1.625% 3/15/31	150,000	144,940
2.125% 4/15/27	170,000	176,792
Realty Income Corp. 3.25% 1/15/31	238,000	258,894
Simon Property Group LP:
2.65% 7/15/30	138,000	140,239
3.375% 12/1/27	150,000	164,975
4.25% 11/30/46	116,000	130,108
UDR, Inc. 2.1% 6/15/33	100,000	96,859
Ventas Realty LP:
3.125% 6/15/23	163,000	171,336
4% 3/1/28	184,000	207,350
4.875% 4/15/49	160,000	188,160
VEREIT Operating Partnership LP 2.85% 12/15/32	148,000	147,657
Welltower, Inc. 4.25% 4/15/28	174,000	198,773
		6,847,752
UTILITIES - 2.1%
Electric Utilities - 1.6%
AEP Transmission Co. LLC 3.65% 4/1/50	139,000	152,920
Alabama Power Co. 1.45% 9/15/30	800,000	764,393
American Electric Power Co., Inc.:
3.25% 3/1/50	174,000	169,019
4.3% 12/1/28	194,000	224,077
Baltimore Gas & Electric Co. 2.9% 6/15/50	120,000	115,834
CenterPoint Energy Houston Electric LLC 4.25% 2/1/49	185,000	225,642
Cincinnati Gas & Electric Co.:
3.65% 2/1/29	210,000	236,541
4.3% 2/1/49	65,000	78,026
Commonwealth Edison Co. 4% 3/1/48	208,000	241,726
DTE Electric Co. 3.95% 3/1/49	56,000	66,764
Duke Energy Carolinas LLC 4% 9/30/42	179,000	207,459
Duke Energy Corp.:
2.45% 6/1/30	200,000	203,462
3.15% 8/15/27	352,000	384,045
4.2% 6/15/49	310,000	348,474
Edison International 4.125% 3/15/28	100,000	109,132
Entergy Corp.:
0.9% 9/15/25	500,000	492,160
3.75% 6/15/50	190,000	199,295
Entergy, Inc. 3.55% 9/30/49	34,000	35,886
Eversource Energy 3.45% 1/15/50	120,000	127,541
Exelon Corp.:
3.95% 6/15/25	163,000	180,924
4.05% 4/15/30	370,000	423,703
5.1% 6/15/45	160,000	202,878
FirstEnergy Corp.:
1.6% 1/15/26	97,000	95,303
2.25% 9/1/30	150,000	140,955
5.35% 7/15/47 (b)	150,000	178,500
Florida Power & Light Co.:
3.99% 3/1/49	133,000	160,053
4.05% 10/1/44	170,000	200,577
Interstate Power and Light Co. 2.3% 6/1/30	104,000	106,351
MidAmerican Energy Co.:
3.65% 8/1/48	280,000	312,144
3.95% 8/1/47	100,000	116,567
4.25% 7/15/49	100,000	123,007
Mississippi Power Co. 3.95% 3/30/28	120,000	136,898
Northern States Power Co. 2.6% 6/1/51	100,000	93,736
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	102,643
3.8% 6/1/49	280,000	321,983
Pacific Gas & Electric Co.:
3.5% 6/15/25	506,000	542,558
4.55% 7/1/30	603,000	672,646
4.95% 7/1/50	130,000	140,852
PPL Capital Funding, Inc. 4% 9/15/47	90,000	97,880
PPL Electric Utilities Corp. 3% 10/1/49	70,000	68,913
Public Service Co. of Colorado:
3.2% 3/1/50	110,000	115,319
6.25% 9/1/37	130,000	186,877
Public Service Electric & Gas Co.:
2.45% 1/15/30	80,000	84,138
3% 5/15/25	220,000	237,344
3.15% 1/1/50	80,000	83,166
Southern California Edison Co.:
3.5% 10/1/23	566,000	605,827
3.65% 2/1/50	220,000	226,046
4.65% 10/1/43	158,000	185,565
Southern Co.:
3.25% 7/1/26	765,000	832,131
4.4% 7/1/46	253,000	291,083
Tampa Electric Co. 4.45% 6/15/49	140,000	172,337
Virginia Electric & Power Co.:
3.8% 4/1/28	90,000	101,916
3.8% 9/15/47	180,000	205,997
4.6% 12/1/48	208,000	264,563
Xcel Energy, Inc.:
3.35% 12/1/26	316,000	348,792
3.4% 6/1/30	73,000	80,081
		12,822,649
Gas Utilities - 0.0%
Dominion Gas Holdings LLC:
2.5% 11/15/24	80,000	84,807
3.9% 11/15/49	90,000	95,804
		180,611
Multi-Utilities - 0.5%
Ameren Corp. 3.5% 1/15/31	250,000	277,838
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	250,000	277,032
4.5% 2/1/45	180,000	215,277
CenterPoint Energy, Inc. 2.5% 9/1/22	29,000	29,877
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	245,000	277,745
4.5% 5/15/58	120,000	145,755
4.65% 12/1/48	80,000	99,153
Dominion Energy, Inc. 3.375% 4/1/30	340,000	371,586
DTE Energy Co. 3.8% 3/15/27	90,000	101,736
NiSource, Inc.:
0.95% 8/15/25	370,000	365,737
1.7% 2/15/31	370,000	352,685
3.49% 5/15/27	442,000	488,756
Public Service Enterprise Group, Inc. 2.65% 11/15/22	80,000	82,908
Puget Energy, Inc. 4.1% 6/15/30	253,000	282,524
Sempra Energy:
3.4% 2/1/28	50,000	55,087
3.8% 2/1/38	270,000	298,449
4% 2/1/48	136,000	150,317
		3,872,462
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	213,000	239,133

TOTAL UTILITIES		17,114,855

TOTAL NONCONVERTIBLE BONDS
(Cost $214,801,653)		222,314,261

U.S. Government and Government Agency Obligations - 41.5%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	$238,000	$235,072
0.5% 6/17/25	650,000	647,488
0.625% 4/22/25	90,000	90,201
0.75% 10/8/27	250,000	243,892
0.875% 8/5/30	108,000	101,918
1.75% 7/2/24	930,000	972,716
2% 10/5/22	190,000	195,696
2.375% 1/19/23	655,000	682,646
2.875% 9/12/23	150,000	159,854
Federal Home Loan Bank:
0.375% 9/4/25	175,000	173,140
0.5% 4/14/25	390,000	389,102
1.5% 8/15/24	125,000	129,703
2% 9/9/22	200,000	205,663
2.5% 2/13/24	230,000	244,957
3.25% 11/16/28	30,000	34,423
Freddie Mac:
0.25% 8/24/23	450,000	450,586
0.25% 12/4/23	958,000	956,713
0.375% 7/21/25	480,000	475,046
0.375% 9/23/25	370,000	364,747
1.5% 2/12/25	630,000	655,596
2.75% 6/19/23	50,000	52,937
Tennessee Valley Authority:
0.75% 5/15/25	560,000	560,620
2.875% 2/1/27	145,000	160,981
4.25% 9/15/65	50,000	68,587
5.25% 9/15/39	160,000	228,565

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,480,849

U.S. Treasury Obligations - 40.5%
U.S. Treasury Bonds:
1.125% 5/15/40	6,854,000	5,888,014
1.125% 8/15/40	6,132,000	5,244,776
1.25% 5/15/50	5,225,000	4,219,596
1.375% 11/15/40	6,856,000	6,131,835
1.375% 8/15/50	2,363,000	1,972,736
1.625% 11/15/50	6,241,000	5,549,614
1.875% 2/15/51	1,335,000	1,264,078
2% 2/15/50	1,963,000	1,912,161
2.25% 8/15/46	148,000	152,053
2.25% 8/15/49	267,000	274,676
2.375% 11/15/49	94,000	99,339
2.5% 2/15/45	763,000	820,851
2.5% 2/15/46	329,000	354,061
2.5% 5/15/46	122,000	131,231
2.75% 11/15/42	1,059,000	1,191,458
2.75% 8/15/47	177,000	200,224
2.75% 11/15/47	157,000	177,625
2.875% 5/15/43	1,420,000	1,631,946
2.875% 8/15/45	268,000	308,242
2.875% 11/15/46	359,000	414,154
2.875% 5/15/49	361,000	421,046
3% 5/15/42	238,000	278,637
3% 11/15/44	1,614,000	1,891,785
3% 5/15/45	3,707,000	4,353,408
3% 11/15/45	826,000	971,034
3% 2/15/47	704,000	831,848
3% 5/15/47	197,000	232,960
3% 2/15/48	121,000	143,470
3% 8/15/48	188,000	223,316
3% 2/15/49	264,000	314,315
3.125% 11/15/41	229,000	273,440
3.125% 2/15/42	264,000	315,294
3.125% 8/15/44	1,405,000	1,680,018
3.125% 5/15/48	48,000	58,211
3.375% 5/15/44	856,000	1,063,613
3.375% 11/15/48	68,000	86,389
3.625% 8/15/43	86,000	110,718
3.625% 2/15/44	1,464,000	1,887,416
3.75% 8/15/41	225,000	292,904
3.75% 11/15/43	4,124,000	5,408,239
3.875% 8/15/40	126,000	166,069
4.375% 2/15/38	81,000	111,764
4.375% 11/15/39	5,000	6,972
4.375% 5/15/41	1,552,000	2,184,561
4.5% 2/15/36	223,000	306,538
4.5% 5/15/38	69,000	96,608
5% 5/15/37	391,000	571,181
U.S. Treasury Notes:
0.125% 4/30/22	3,073,000	3,073,480
0.125% 5/31/22	5,286,000	5,286,826
0.125% 6/30/22	3,530,000	3,531,241
0.125% 7/31/22	6,477,000	6,477,759
0.125% 9/30/22	6,639,000	6,639,519
0.125% 10/31/22	6,826,000	6,826,000
0.125% 11/30/22	5,206,000	5,206,000
0.125% 12/31/22	4,702,000	4,701,816
0.125% 1/31/23	5,105,000	5,104,402
0.125% 5/15/23	6,317,000	6,311,325
0.125% 7/15/23	2,227,000	2,223,955
0.125% 8/15/23	9,368,000	9,352,265
0.125% 9/15/23	3,272,000	3,265,098
0.125% 1/15/24	1,910,000	1,902,241
0.25% 4/15/23	2,109,000	2,113,119
0.25% 6/15/23	2,007,000	2,010,371
0.25% 5/31/25	3,401,000	3,355,166
0.25% 6/30/25	4,190,000	4,129,114
0.25% 7/31/25	2,494,000	2,455,518
0.25% 8/31/25	7,956,000	7,822,053
0.25% 9/30/25	4,049,000	3,976,877
0.375% 3/31/22	2,097,000	2,102,734
0.375% 4/30/25	8,731,000	8,668,587
0.375% 11/30/25	7,467,000	7,361,120
0.375% 12/31/25	5,941,000	5,850,493
0.375% 1/31/26	1,511,000	1,486,446
0.375% 7/31/27	3,005,000	2,884,917
0.375% 9/30/27	3,744,000	3,582,101
0.5% 3/15/23	1,955,000	1,968,975
0.5% 3/31/25	6,279,000	6,272,378
0.5% 4/30/27	3,743,000	3,636,997
0.5% 5/31/27	4,423,000	4,291,001
0.5% 6/30/27	1,506,000	1,459,467
0.5% 8/31/27	1,034,000	998,779
0.5% 10/31/27	6,297,000	6,066,520
0.625% 3/31/27	884,000	866,803
0.625% 11/30/27	2,847,000	2,762,035
0.625% 12/31/27	1,696,000	1,643,530
0.625% 5/15/30	10,025,000	9,390,214
0.625% 8/15/30	167,000	155,910
0.75% 1/31/28	4,807,000	4,693,585
0.875% 11/15/30	3,899,000	3,717,453
1.125% 7/31/21	30,000	30,135
1.125% 9/30/21	549,000	552,431
1.125% 2/28/22	1,745,000	1,763,063
1.125% 2/28/25	748,000	766,174
1.125% 2/15/31	877,000	855,486
1.25% 8/31/24	3,036,000	3,126,724
1.375% 1/31/22	52,000	52,622
1.375% 10/15/22	217,000	221,365
1.375% 1/31/25	975,000	1,008,325
1.375% 8/31/26	366,000	376,637
1.5% 8/31/21	411,000	413,954
1.5% 10/31/21	781,000	788,505
1.5% 11/30/21	688,000	695,391
1.5% 8/15/22	739,000	753,867
1.5% 9/30/24	3,446,000	3,579,533
1.5% 10/31/24	3,676,000	3,818,589
1.5% 11/30/24	2,663,000	2,766,503
1.5% 8/15/26	283,000	293,093
1.5% 1/31/27	842,000	870,319
1.5% 2/15/30	6,756,000	6,858,396
1.625% 6/30/21	210,000	211,107
1.625% 11/15/22	576,000	590,693
1.625% 2/15/26	702,000	733,343
1.625% 9/30/26	1,345,000	1,401,480
1.625% 11/30/26	454,000	472,710
1.625% 8/15/29	1,745,000	1,795,646
1.75% 7/31/21	61,000	61,431
1.75% 5/31/22	130,000	132,676
1.75% 6/30/22	728,000	743,953
1.75% 6/30/24	1,417,000	1,482,592
1.75% 7/31/24	1,867,000	1,954,516
1.75% 12/31/24	3,742,000	3,923,838
1.75% 12/31/26	415,000	435,085
1.75% 11/15/29	407,000	422,644
1.875% 2/28/22	1,430,000	1,455,360
1.875% 3/31/22	1,271,000	1,295,129
1.875% 7/31/22	151,000	154,734
1.875% 8/31/24	501,000	526,950
1.875% 7/31/26	800,000	845,094
2% 11/30/22	552,000	569,983
2% 5/31/24	5,025,000	5,295,683
2% 6/30/24	210,000	221,493
2% 11/15/26	562,000	596,971
2.125% 5/15/22	1,341,000	1,373,687
2.125% 12/31/22	92,000	95,346
2.125% 2/29/24	551,000	581,219
2.125% 3/31/24	612,000	646,258
2.125% 7/31/24	150,000	158,941
2.125% 11/30/24	320,000	339,900
2.25% 3/31/21	92,000	92,165
2.25% 4/30/21	43,000	43,155
2.25% 4/15/22	396,000	405,529
2.25% 12/31/23	50,000	52,813
2.25% 4/30/24	1,173,000	1,244,388
2.25% 12/31/24	30,000	32,032
2.25% 2/15/27	817,000	879,966
2.25% 8/15/27	1,371,000	1,476,824
2.25% 11/15/27	255,000	274,583
2.375% 3/15/22	3,228,000	3,304,035
2.375% 1/31/23	86,000	89,692
2.375% 2/29/24	2,090,000	2,220,543
2.375% 5/15/27	1,576,000	1,710,329
2.375% 5/15/29	473,000	514,739
2.5% 1/15/22	406,000	414,564
2.5% 2/15/22	1,815,000	1,857,043
2.5% 3/31/23	693,000	726,946
2.5% 1/31/24	2,144,000	2,282,857
2.5% 1/31/25	37,000	39,901
2.5% 2/28/26	273,000	296,973
2.625% 2/28/23	1,495,000	1,568,816
2.625% 6/30/23	2,011,000	2,125,926
2.625% 12/31/23	75,000	80,016
2.625% 12/31/25	118,000	128,910
2.625% 1/31/26	420,000	459,178
2.625% 2/15/29	1,038,000	1,149,017
2.75% 4/30/23	21,000	22,173
2.75% 5/31/23	1,025,000	1,084,258
2.75% 7/31/23	1,141,000	1,211,377
2.75% 8/31/23	738,000	784,846
2.75% 2/28/25	280,000	305,003
2.75% 6/30/25	237,000	259,024
2.75% 8/31/25	304,000	332,809
2.75% 2/15/28	629,000	698,632
2.875% 11/15/21	1,335,000	1,361,544
2.875% 10/31/23	698,000	747,105
2.875% 11/30/23	1,156,000	1,239,404
2.875% 4/30/25	81,000	88,780
2.875% 7/31/25	258,000	283,659
2.875% 11/30/25	288,000	317,790
2.875% 5/15/28	231,000	258,946
2.875% 8/15/28	465,000	522,017
3% 10/31/25	535,000	592,889
3.125% 11/15/28	331,000	378,090

TOTAL U.S. TREASURY OBLIGATIONS		329,913,474

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $337,656,321)		338,394,323

U.S. Government Agency - Mortgage Securities - 27.6%
Fannie Mae - 11.0%
2% 10/1/35 to 2/1/51	21,043,587	21,366,992
2.5% 8/1/31 to 12/1/50	12,892,882	13,423,219
3% 12/1/26 to 7/1/50	23,242,525	24,532,191
3.5% 12/1/25 to 7/1/50	11,686,448	12,504,039
3.5% 1/1/35	100,000	106,594
4% 11/1/33 to 7/1/50	10,517,937	11,353,487
4% 5/1/35	100,000	106,688
4.5% 2/1/47 to 11/1/49	3,443,185	3,752,041
5% 4/1/25 to 12/1/49	1,201,205	1,336,334
5.5% 9/1/40 to 6/1/49	714,891	809,839

TOTAL FANNIE MAE		89,291,424

Freddie Mac - 6.9%
2% 11/1/30 to 3/1/51	9,684,718	9,826,883
2% 9/1/35	1,936,469	2,006,544
2% 11/1/35	389,150	402,989
2% 11/1/35	495,273	512,886
2.5% 5/1/23 to 11/1/50	13,454,384	13,992,055
3% 2/1/29 to 4/1/50	6,160,022	6,500,098
3.5% 4/1/33 to 3/1/50	10,726,996	11,437,922
4% 1/1/39 to 1/1/50	5,366,860	5,791,868
4% 4/1/48	3,092	3,334
4.5% 8/1/48 to 4/1/50	3,237,107	3,514,905
5% 8/1/23 to 5/1/50	1,894,568	2,092,533
5.5% 6/1/49	338,084	377,344

TOTAL FREDDIE MAC		56,459,361

Ginnie Mae - 6.4%
2% 3/1/51 (c)	650,000	660,095
2% 3/1/51 (c)	1,150,000	1,167,861
2% 3/1/51 (c)	1,600,000	1,624,850
2% 3/1/51 (c)	1,600,000	1,624,850
2.5% 3/20/47 to 12/20/50	7,923,188	8,224,831
2.5% 3/1/51 (c)	1,200,000	1,246,144
3% 7/20/42 to 8/20/50	11,968,044	12,543,157
3% 3/1/51 (c)	200,000	208,355
3% 3/1/51 (c)	150,000	156,267
3% 3/1/51 (c)	150,000	156,267
3% 3/1/51 (c)	1,000,000	1,041,777
3.5% 2/20/46 to 5/20/50	11,091,414	11,806,343
3.5% 3/1/51 (c)	900,000	952,431
4% 12/20/45 to 5/20/50	5,438,366	5,843,974
4% 3/1/51 (c)	500,000	534,844
4.5% 6/20/45 to 4/20/50	2,515,750	2,726,421
4.5% 3/1/51 (c)	200,000	216,125
5% 11/20/45 to 3/20/50	946,673	1,040,396
5% 3/1/51 (c)	100,000	109,305
5.5% 12/20/44 to 12/20/48	163,877	184,902

TOTAL GINNIE MAE		52,069,195

Uniform Mortgage Backed Securities - 3.3%
2% 3/1/36 (c)	1,700,000	1,759,965
2% 3/1/51 (c)	3,650,000	3,684,746
2% 3/1/51 (c)	3,650,000	3,684,746
2.5% 3/1/36 (c)	1,200,000	1,255,547
2.5% 3/1/36 (c)	600,000	627,773
2.5% 3/1/51 (c)	2,200,000	2,281,297
3% 3/1/36 (c)	200,000	211,219
3% 3/1/51 (c)	750,000	785,361
3% 3/1/51 (c)	950,000	994,791
3% 3/1/51 (c)	550,000	575,932
3% 3/1/51 (c)	500,000	523,574
3% 3/1/51 (c)	2,200,000	2,303,726
3% 4/1/51 (c)	600,000	628,383
3% 4/1/51 (c)	400,000	418,922
3% 4/1/51 (c)	650,000	680,748
3.5% 3/1/51 (c)	300,000	318,258
3.5% 3/1/51 (c)	1,150,000	1,219,988
3.5% 3/1/51 (c)	1,050,000	1,113,902
3.5% 3/1/51 (c)	1,900,000	2,015,633
4% 3/1/51 (c)	1,300,000	1,396,434
4.5% 3/1/51 (c)	500,000	543,594

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		27,024,539

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $222,698,653)		224,844,519

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$111,000	$116,600
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	55,418	56,248
Series 2021-1 Class A3, 0.34% 12/15/25	360,000	359,412
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	200,000	210,601
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	294,767
Discover Card Master Trust Series 2018-A1 Class A1, 3.03% 8/15/25	100,000	105,403
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	360,000	359,948
Ford Credit Floorplan Master Owner Trust:
Series 2018-2 Class A, 3.17% 3/15/25	50,000	52,792
Series 2018-4 Class A, 4.06% 11/15/30	60,000	69,189
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	355,000	355,188
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	360,000	359,894
TOTAL ASSET-BACKED SECURITIES
(Cost $2,318,767)		2,340,042

Commercial Mortgage Securities - 1.4%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	280,000	302,966
Series 2020-BN25 Class A5, 2.649% 1/15/63	240,000	251,659
Series 2020-BN28 Class A4, 1.844% 3/15/63	380,000	371,890
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	350,000	343,629
Series 2019-B12 Class A5, 3.1156% 8/15/52	235,000	254,209
Series 2019-B9 Class A5, 4.0156% 3/15/52	160,000	182,883
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	500,000	539,292
Series 2016-C1 Class A4, 3.209% 5/10/49	480,000	521,999
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	44,440	47,977
Series 2014-LC15 Class A4, 4.006% 4/10/47	50,000	54,456
Series 2013-CR6 Class A4, 3.101% 3/10/46	200,000	206,931
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	208,685
Class A5, 3.0161% 9/15/52	200,000	214,182
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	760,000	799,960
Series 2020-K116 Class A2, 1.378% 7/25/30	640,000	625,156
Series 2020-K117 Class A2, 1.406% 8/25/30	710,000	694,663
Series 2020-K118 Class A2, 1.493% 9/25/30	430,000	423,676
Series 2020-K121 Class A2, 1.547% 10/25/30	70,000	69,463
Series 2021-K125 Class A2, 1.846% 1/25/31	450,000	456,677
Series K057 Class A2, 2.57% 7/25/26	330,000	355,726
Series 2017-K727 Class A2, 2.946% 7/25/24	60,000	64,146
Series 2021-K123 Class A2, 1.621% 12/25/30	540,000	537,131
Series K-1510 Class A2, 3.718% 1/25/31	165,000	191,069
Series K064 Class A2, 3.224% 3/25/27	250,000	278,773
Series K068 Class A2, 3.244% 8/25/27	570,000	637,367
Series K094 Class A2, 2.903% 6/25/29	430,000	473,939
Series K730 Class A2, 3.59% 1/25/25	50,000	54,976
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	336,557	359,036
Series 2020-GC45 Class A5, 2.9106% 2/13/53	300,000	319,951
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	50,000	54,547
Series 2014-C24 Class A5, 3.6385% 11/15/47	400,000	435,392
Morgan Stanley BAML Trust sequential payer Series 2013-C11 Class A4, 4.1519% 8/15/46 (b)	160,000	170,492
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	150,000	157,360
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	212,771
Series 2020-C55 Class A5, 2.725% 2/15/53	135,000	141,707
Series 2018-C48 Class A5, 4.302% 1/15/52	240,000	277,363
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	370,000	387,667
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,307,401)		11,679,766

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	170,000	267,119
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$55,000	$88,565
Series 2010 S1, 7.043% 4/1/50	55,000	94,573
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	160,000	267,621
Series 2010, 7.6% 11/1/40	100,000	172,980
Series 2018, 3.5% 4/1/28	175,000	198,371
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,931
Illinois Gen. Oblig. Series 2010-3, 7.35% 7/1/35	100,000	122,878
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	140,000	179,362
Massachusetts Gen. Oblig. Series 2009 E, 5.456% 12/1/39	145,000	201,814
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	140,000	222,110
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	30,000	32,173
4.131% 6/15/42	30,000	32,508
New York Metropolitan Trans. Auth. Rev. Series 2010 E, 6.814% 11/15/40	130,000	181,429
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	70,000	93,434
Series 225, 3.175% 7/15/60	300,000	300,384
Texas Gen. Oblig. Series 2015 C, 3.738% 10/1/31	190,000	208,662
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	150,000	153,659
3.256% 5/15/60	150,000	157,686
TOTAL MUNICIPAL SECURITIES
(Cost $2,778,675)		2,996,259

Foreign Government and Government Agency Obligations - 1.5%
Alberta Province:
2.95% 1/23/24	$120,000	$128,786
3.3% 3/15/28	225,000	252,317
Canadian Government 2% 11/15/22	155,000	159,865
Chilean Republic:
3.24% 2/6/28	200,000	219,250
3.625% 10/30/42	194,000	203,639
Colombian Republic:
3.875% 2/15/61	280,000	251,825
4.5% 3/15/29	200,000	220,063
6.125% 1/18/41	325,000	390,203
8.125% 5/21/24	275,000	328,539
Hungarian Republic:
5.375% 3/25/24	140,000	159,119
7.625% 3/29/41	60,000	99,675
Indonesian Republic:
2.85% 2/14/30	200,000	204,813
3.5% 2/14/50	400,000	392,500
4.45% 2/11/24	200,000	218,750
Israeli State 3.375% 1/15/50	275,000	276,573
Italian Republic:
1.25% 2/17/26	1,161,000	1,145,709
2.375% 10/17/24	400,000	418,593
Manitoba Province 2.6% 4/16/24	870,000	928,655
Ontario Province:
1.125% 10/7/30	391,000	378,183
2.3% 6/15/26	70,000	75,317
2.4% 2/8/22	100,000	102,044
2.5% 4/27/26	300,000	323,340
3.05% 1/29/24	100,000	107,794
Panamanian Republic:
3.16% 1/23/30	400,000	415,625
4.5% 4/16/50	200,000	222,000
6.7% 1/26/36	240,000	322,725
Peruvian Republic:
1.862% 12/1/32	300,000	278,906
2.78% 12/1/60	70,000	58,341
6.55% 3/14/37	275,000	380,789
7.35% 7/21/25	130,000	162,459
Philippine Republic:
2.65% 12/10/45	400,000	361,500
3% 2/1/28	200,000	214,648
9.5% 2/2/30	70,000	111,213
Polish Government 5% 3/23/22	130,000	136,500
Province of Quebec:
2.5% 4/9/24	130,000	138,035
2.75% 4/12/27	320,000	351,146
United Mexican States:
3.75% 1/11/28	400,000	432,375
4.15% 3/28/27	200,000	223,000
4.5% 4/22/29	400,000	447,875
5% 4/27/51	755,000	817,288
5.55% 1/21/45	50,000	58,250
6.05% 1/11/40	120,000	146,438
Uruguay Republic:
4.375% 10/27/27	140,000	159,206
4.975% 4/20/55	242,000	294,484
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,658,308)		12,718,355

Supranational Obligations - 1.9%
African Development Bank 3% 9/20/23	80,000	85,368
Asian Development Bank:
0.375% 9/3/25	700,000	687,597
0.75% 10/8/30	150,000	140,732
1.5% 10/18/24	200,000	206,669
1.75% 9/13/22	83,000	84,934
1.875% 1/24/30	1,139,000	1,176,776
2.5% 11/2/27	20,000	21,659
2.625% 1/30/24	430,000	458,074
Asian Infrastructure Investment Bank 0.25% 9/29/23	600,000	597,960
Council of Europe Development Bank 1.375% 2/27/25	2,279,000	2,350,148
European Bank for Reconstruction & Development 0.25% 7/10/23	906,000	904,573
European Investment Bank:
0.25% 9/15/23	1,623,000	1,620,004
0.75% 9/23/30	400,000	374,439
0.875% 5/17/30	80,000	75,865
2% 12/15/22	118,000	121,791
2.25% 8/15/22	685,000	705,346
2.25% 6/24/24	210,000	222,505
3.125% 12/14/23	110,000	118,526
Inter-American Development Bank:
0.625% 7/15/25	140,000	139,247
2.5% 1/18/23	1,945,000	2,029,774
4.375% 1/24/44	190,000	257,560
International Bank for Reconstruction & Development:
0.375% 7/28/25	350,000	344,408
0.5% 10/28/25	364,000	359,444
0.75% 8/26/30	1,433,000	1,336,939
0.875% 5/14/30	134,000	126,945
1.5% 8/28/24	90,000	93,172
1.625% 1/15/25	110,000	114,338
1.875% 10/27/26	320,000	335,585
2.5% 3/19/24	300,000	319,226
2.75% 7/23/21	120,000	121,223
International Finance Corp.:
0.75% 8/27/30	100,000	93,239
2.875% 7/31/23	39,000	41,397
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $15,664,620)		15,665,463

Bank Notes - 0.3%
Bank of Nova Scotia 2.45% 9/19/22	374,000	386,562
Discover Bank:
2.7% 2/6/30	$500,000	$517,910
3.35% 2/6/23	250,000	263,156
RBS Citizens NA:
2.25% 4/28/25	250,000	262,004
3.75% 2/18/26	250,000	280,899
Wells Fargo Bank NA 3.55% 8/14/23	750,000	807,467
TOTAL BANK NOTES
(Cost $2,405,490)		2,517,998
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.07% (e)
(Cost $19,553,109)	19,549,410	19,553,320
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $841,842,997)		853,024,306
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(37,522,880)
NET ASSETS - 100%		$815,501,426

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 3/1/51	$(600,000)	$(628,289)
3% 3/1/51	(400,000)	(418,859)
3% 3/1/51	(650,000)	(680,646)
3.5% 3/1/51	(1,100,000)	(1,166,946)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,895,006)		$(2,894,740)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,174,488 or 0.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,709
Total	$7,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$222,314,261	$--	$222,314,261	$--
U.S. Government and Government Agency Obligations	338,394,323	--	338,394,323	--
U.S. Government Agency - Mortgage Securities	224,844,519	--	224,844,519	--
Asset-Backed Securities	2,340,042	--	2,340,042	--
Commercial Mortgage Securities	11,679,766	--	11,679,766	--
Municipal Securities	2,996,259	--	2,996,259	--
Foreign Government and Government Agency Obligations	12,718,355	--	12,718,355	--
Supranational Obligations	15,665,463	--	15,665,463	--
Bank Notes	2,517,998	--	2,517,998	--
Money Market Funds	19,553,320	19,553,320	--	--
Total Investments in Securities:	$853,024,306	$19,553,320	$833,470,986	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,894,740)	$--	$(2,894,740)	$--
Total Other Financial Instruments:	$(2,894,740)	$--	$(2,894,740)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $822,289,888)	$833,470,986
Fidelity Central Funds (cost $19,553,109)	19,553,320
Total Investment in Securities (cost $841,842,997)		$853,024,306
Cash		152,900
Receivable for investments sold		1,013
Receivable for TBA sale commitments		2,895,006
Receivable for fund shares sold		2,094,306
Interest receivable		3,444,641
Distributions receivable from Fidelity Central Funds		1,349
Total assets		861,613,521
Liabilities
Payable for investments purchased
Regular delivery	$5,345,115
Delayed delivery	37,246,043
TBA sale commitments, at value	2,894,740
Payable for fund shares redeemed	624,700
Distributions payable	1,128
Other payables and accrued expenses	369
Total liabilities		46,112,095
Net Assets		$815,501,426
Net Assets consist of:
Paid in capital		$804,045,672
Total accumulated earnings (loss)		11,455,754
Net Assets		$815,501,426
Net Asset Value, offering price and redemption price per share ($815,501,426 ÷ 76,908,302 shares)		$10.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$5,486,449
Income from Fidelity Central Funds		7,709
Total income		5,494,158
Expenses
Independent trustees' fees and expenses	$968
Miscellaneous	628
Total expenses		1,596
Net investment income (loss)		5,492,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	241,305
Fidelity Central Funds	(156)
Total net realized gain (loss)		241,149
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(19,320,786)
Fidelity Central Funds	(1)
Delayed delivery commitments	266
Total change in net unrealized appreciation (depreciation)		(19,320,521)
Net gain (loss)		(19,079,372)
Net increase (decrease) in net assets resulting from operations		$(13,586,810)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,492,562	$10,487,845
Net realized gain (loss)	241,149	5,890,976
Change in net unrealized appreciation (depreciation)	(19,320,521)	10,977,375
Net increase (decrease) in net assets resulting from operations	(13,586,810)	27,356,196
Distributions to shareholders	(11,087,467)	(11,049,614)
Share transactions
Proceeds from sales of shares	326,746,753	412,519,365
Reinvestment of distributions	11,069,237	8,748,713
Cost of shares redeemed	(82,605,461)	(207,400,564)
Net increase (decrease) in net assets resulting from share transactions	255,210,529	213,867,514
Total increase (decrease) in net assets	230,536,252	230,174,096
Net Assets
Beginning of period	584,965,174	354,791,078
End of period	$815,501,426	$584,965,174
Other Information
Shares
Sold	30,192,180	38,428,587
Issued in reinvestment of distributions	1,022,531	814,436
Redeemed	(7,620,705)	(19,483,132)
Net increase (decrease)	23,594,006	19,759,891

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex U.S. Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.97	$10.57	$9.86	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.087	.256	.306	.275	.110
Net realized and unrealized gain (loss)	(.271)	.420	.688	(.390)	.288
Total from investment operations	(.184)	.676	.994	(.115)	.398
Distributions from net investment income	(.092)	(.256)	(.284)	(.258)	(.108)
Distributions from net realized gain	(.094)	(.020)	–	(.057)	–
Total distributions	(.186)	(.276)	(.284)	(.315)	(.108)
Net asset value, end of period	$10.60	$10.97	$10.57	$9.86	$10.29
Total ReturnC,D	(1.71)%	6.50%	10.28%	(1.12)%	3.99%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	-%	- %H
Net investment income (loss)	1.62%H	2.40%	3.06%	2.82%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$815,501	$584,965	$354,791	$229,769	$66,429
Portfolio turnover rateI	74%H	79%	85%	102%	129%J

 A For the period March 9, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Flex U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$23,382,155
Gross unrealized depreciation	(11,435,708)
Net unrealized appreciation (depreciation)	$11,946,447
Tax cost	$841,077,859

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex U.S. Bond Index Fund	224,589,717	133,847,981

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex U.S. Bond Index Fund	$628

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Flex U.S. Bond Index Fund	- %-C
Actual		$1,000.00	$982.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZUB-SANN-0421
1.9881610.103

Fidelity Flex® Funds

Fidelity Flex® Short-Term Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	38.7%
AAA	13.2%
AA	2.7%
A	28.0%
BBB	15.5%
BB and Below	1.4%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	47.5%
U.S. Government and U.S. Government Agency Obligations	38.7%
Asset-Backed Securities	10.1%
CMOs and Other Mortgage Related Securities	2.4%
Municipal Bonds	0.2%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 8.2%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 47.5%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.:
2.946% 3/15/22	$8,000	$8,221
5.15% 9/15/23	8,000	8,927
		17,148
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	25,000	26,159
Comcast Corp. 3.1% 4/1/25	2,000	2,164
		28,323
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (a)(b)	15,000	15,088
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (c)	10,000	10,812
		25,900

TOTAL COMMUNICATION SERVICES		71,371

CONSUMER DISCRETIONARY - 2.9%
Automobiles - 2.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (a)(b)	14,000	14,007
0.4% 10/21/22	12,000	12,014
BMW U.S. Capital LLC 3.45% 4/12/23 (c)	25,000	26,496
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (a)(b)	50,000	50,612
1.25% 1/8/26	15,000	14,831
4.2% 11/6/21	9,000	9,232
5.2% 3/20/23	7,000	7,633
		134,825
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 1.3% 5/7/22	3,000	3,033
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	8,000	7,988
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,203
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	8,000	8,775
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	30,000	30,582

TOTAL CONSUMER DISCRETIONARY		191,406

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Molson Coors Beverage Co. 3.5% 5/1/22	9,000	9,310
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (c)	3,000	3,005
0.8% 2/10/24 (c)	4,000	4,003
		7,008
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (a)(b)	10,000	10,007
Mondelez International, Inc.:
0.625% 7/1/22	25,000	25,097
2.125% 4/13/23	7,000	7,243
		42,347
Tobacco - 1.5%
BAT Capital Corp. 3.222% 8/15/24	25,000	26,873
BAT International Finance PLC 1.668% 3/25/26	20,000	20,049
Philip Morris International, Inc.:
1.125% 5/1/23	11,000	11,181
2.625% 2/18/22	29,000	29,605
2.875% 5/1/24	10,000	10,661
		98,369

TOTAL CONSUMER STAPLES		157,034

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Canadian Natural Resources Ltd. 2.05% 7/15/25	8,000	8,189
Cenovus Energy, Inc. 3% 8/15/22	10,000	10,257
Chevron Corp. 1.141% 5/11/23	11,000	11,195
Chevron U.S.A., Inc.:
0.333% 8/12/22	25,000	25,034
0.426% 8/11/23	8,000	8,012
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (a)(b)	7,000	7,015
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,309
4.2% 9/15/23	4,000	4,308
4.25% 3/15/23	10,000	10,596
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,461
Marathon Petroleum Corp. 4.5% 5/1/23	10,000	10,792
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (a)(b)	2,000	2,001
1.75% 3/1/26	19,000	19,146
4.5% 7/15/23	2,000	2,160
Occidental Petroleum Corp. 2.9% 8/15/24	5,000	4,866
Phillips 66 Co.:
0.9% 2/15/24	20,000	20,024
3.7% 4/6/23	31,000	33,012
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,242
Schlumberger Investment SA 3.3% 9/14/21 (c)	25,000	25,223
Shell International Finance BV 3.5% 11/13/23	3,000	3,248
Suncor Energy, Inc. 3.6% 12/1/24	18,000	19,716
The Williams Companies, Inc. 3.6% 3/15/22	28,000	28,747
Valero Energy Corp.:
1.2% 3/15/24	20,000	20,171
2.7% 4/15/23	2,000	2,085
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (a)(b)	5,000	4,922
4.35% 2/1/25	8,000	8,189
5.375% 6/1/21	19,000	19,000
		331,920
FINANCIALS - 24.8%
Banks - 14.2%
Bank of America Corp.:
0.81% 10/24/24 (a)	20,000	20,152
3.004% 12/20/23 (a)	100,000	104,516
Bank of Montreal:
1.85% 5/1/25	25,000	25,826
1.9% 8/27/21	25,000	25,207
Bank of Nova Scotia:
0.55% 9/15/23	25,000	25,105
2% 11/15/22	25,000	25,698
BNP Paribas SA 3.25% 3/3/23	25,000	26,509
Canadian Imperial Bank of Commerce 0.95% 6/23/23	20,000	20,229
Citigroup, Inc.:
2.312% 11/4/22 (a)	25,000	25,305
2.75% 4/25/22	25,000	25,643
3.106% 4/8/26 (a)	25,000	26,881
3.142% 1/24/23 (a)	25,000	25,610
JPMorgan Chase & Co.:
1.514% 6/1/24 (a)	35,000	35,825
3.207% 4/1/23 (a)	100,000	103,097
3.514% 6/18/22 (a)	12,000	12,114
Mizuho Financial Group, Inc. 0.849% 9/8/24 (a)	200,000	201,285
Royal Bank of Canada:
1.6% 4/17/23	25,000	25,641
2.55% 7/16/24	15,000	15,973
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,751
4.45% 12/3/21	10,000	10,274
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (a)(b)	25,000	25,133
0.25% 1/6/23	20,000	19,984
Wells Fargo & Co.:
1.654% 6/2/24 (a)	60,000	61,501
2.1% 7/26/21	25,000	25,191
2.164% 2/11/26 (a)	25,000	25,997
		949,447
Capital Markets - 4.6%
Bank of New York Mellon Corp.:
1.6% 4/24/25	8,000	8,230
2.95% 1/29/23	20,000	20,961
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (a)	20,000	20,062
2.876% 10/31/22 (a)	75,000	76,213
2.905% 7/24/23 (a)	10,000	10,337
Intercontinental Exchange, Inc. 0.7% 6/15/23	13,000	13,075
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (a)(b)	50,000	50,202
0.529% 1/25/24 (a)	15,000	15,008
0.56% 11/10/23 (a)	25,000	25,035
2.625% 11/17/21	25,000	25,416
4% 7/23/25	25,000	28,110
NASDAQ, Inc. 0.445% 12/21/22	7,000	7,003
State Street Corp. 2.825% 3/30/23 (a)	2,000	2,056
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (a)(b)	10,000	10,023
		311,731
Consumer Finance - 3.5%
Ally Financial, Inc.:
1.45% 10/2/23	2,000	2,034
5.125% 9/30/24	10,000	11,411
American Express Co.:
2.65% 12/2/22	30,000	31,215
2.75% 5/20/22	10,000	10,279
Capital One Financial Corp. 2.6% 5/11/23	8,000	8,356
John Deere Capital Corp.:
0.7% 7/5/23	7,000	7,068
3.125% 9/10/21	50,000	50,761
Synchrony Financial:
2.85% 7/25/22	27,000	27,813
4.25% 8/15/24	21,000	23,056
4.375% 3/19/24	14,000	15,366
Toyota Motor Credit Corp.:
0.5% 8/14/23	8,000	8,025
1.15% 5/26/22	25,000	25,275
2.9% 3/30/23	14,000	14,740
		235,399
Diversified Financial Services - 0.9%
AIG Global Funding:
0.8% 7/7/23 (c)	5,000	5,046
2.3% 7/1/22 (c)	5,000	5,130
3.35% 6/25/21 (c)	10,000	10,099
Athene Global Funding 0.95% 1/8/24 (c)	15,000	15,029
BP Capital Markets America, Inc.:
2.937% 4/6/23	4,000	4,215
4.742% 3/11/21	16,000	16,017
Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,140
		57,676
Insurance - 1.6%
Aon Corp. 2.2% 11/15/22	28,000	28,877
Equitable Financial Life Global Funding 0.5% 11/17/23 (c)	25,000	25,025
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (c)	7,000	6,931
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	7,000	7,144
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	21,000	21,051
1.1% 5/5/23 (c)	7,000	7,109
Pacific Life Global Funding II 1.2% 6/24/25 (c)	10,000	10,046
		106,183

TOTAL FINANCIALS		1,660,436

HEALTH CARE - 2.8%
Biotechnology - 0.3%
AbbVie, Inc. 2.3% 11/21/22	20,000	20,645
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (c)	2,000	2,009
		22,654
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,382
Health Care Providers & Services - 1.1%
Anthem, Inc. 3.125% 5/15/22	10,000	10,332
Cigna Corp.:
3.05% 11/30/22	10,000	10,442
3.4% 9/17/21	10,000	10,174
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (a)(b)	10,000	10,002
3.35% 3/9/21	31,000	31,017
		71,967
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co.:
2.55% 5/14/21	20,000	20,090
2.6% 5/16/22	30,000	30,844
3.25% 2/20/23	20,000	21,114
Mylan NV 3.125% 1/15/23 (c)	12,000	12,551
Viatris, Inc. 1.125% 6/22/22 (c)	3,000	3,026
		87,625

TOTAL HEALTH CARE		187,628

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.5%
The Boeing Co.:
1.167% 2/4/23	10,000	10,042
1.95% 2/1/24	10,000	10,251
4.875% 5/1/25	10,000	11,180
		31,473
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	15,000	14,929
3.4% 4/19/21	9,000	9,020
		23,949
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	20,000	19,758
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 0.483% 8/19/22	17,000	17,021
Roper Technologies, Inc. 0.45% 8/15/22	2,000	2,003
		19,024
Machinery - 1.0%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (a)(b)	10,000	10,012
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (a)(b)	8,000	8,013
0.25% 3/1/23	25,000	24,972
2.65% 5/17/21	16,000	16,082
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (a)(b)	9,000	9,003
		68,082
Road & Rail - 0.1%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	10,000	9,993
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
0.7% 2/15/24	7,000	6,936
2.5% 3/1/21	6,000	6,000
3.5% 1/15/22	10,000	10,263
International Lease Finance Corp. 5.875% 8/15/22	25,000	26,815
		50,014
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (c)	2,000	2,037

TOTAL INDUSTRIALS		224,330

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (c)	28,000	30,714
IT Services - 0.1%
PayPal Holdings, Inc. 1.35% 6/1/23	6,000	6,122
The Western Union Co. 2.85% 1/10/25	3,000	3,178
		9,300
Semiconductors & Semiconductor Equipment - 0.4%
Micron Technology, Inc. 2.497% 4/24/23	28,000	29,166
Software - 0.3%
Microsoft Corp. 2.4% 8/8/26	20,000	21,369
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	13,000	13,118

TOTAL INFORMATION TECHNOLOGY		103,667

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (c)	6,000	6,348
The Mosaic Co. 3.25% 11/15/22	5,000	5,216
		11,564
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	5,000	5,027
Crown Castle International Corp. 1.35% 7/15/25	2,000	2,012
Welltower, Inc. 3.625% 3/15/24	6,000	6,508
		13,547
UTILITIES - 3.5%
Electric Utilities - 2.4%
Exelon Corp. 3.497% 6/1/22 (a)	20,000	20,724
FirstEnergy Corp.:
1.6% 1/15/26	2,000	1,965
2.05% 3/1/25	7,000	7,031
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (a)(b)	15,000	15,001
2.85% 4/1/25	4,000	4,295
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,222
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (a)(b)	25,000	25,009
2.75% 5/1/25	10,000	10,669
2.9% 4/1/22	20,000	20,557
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (a)(b)	8,000	8,007
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (a)(b)	10,000	10,008
Southern Co. 0.6% 2/26/24	6,000	5,993
Virginia Electric & Power Co. 2.75% 3/15/23	20,000	20,855
		156,336
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	14,000	14,000
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,180
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (a)(b)	4,000	4,001
		21,181
Multi-Utilities - 0.8%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (a)(b)	10,000	10,021
2.715% 8/15/21	9,000	9,094
DTE Energy Co.:
0.55% 11/1/22	10,000	10,021
2.25% 11/1/22	20,000	20,599
NiSource, Inc. 0.95% 8/15/25	6,000	5,931
		55,666

TOTAL UTILITIES		233,183

TOTAL NONCONVERTIBLE BONDS
(Cost $3,125,214)		3,186,086

U.S. Government and Government Agency Obligations - 37.1%
U.S. Government Agency Obligations - 0.9%
Freddie Mac:
0.125% 7/25/22	$30,000	$30,013
0.25% 8/24/23	27,000	27,035

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		57,048

U.S. Treasury Obligations - 36.2%
U.S. Treasury Notes:
0.125% 8/15/23	231,000	230,612
0.125% 2/15/24	273,000	271,806
0.25% 7/31/25	100,000	98,457
0.375% 4/30/25	198,000	196,585
1.5% 1/31/22	250,000	253,242
1.875% 9/30/22	300,000	308,309
2.125% 12/31/22	420,000	435,277
2.125% 3/31/24	350,000	369,592
2.625% 6/30/23	250,000	264,287

TOTAL U.S. TREASURY OBLIGATIONS		2,428,167

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,444,335)		2,485,215

U.S. Government Agency - Mortgage Securities - 1.6%
Freddie Mac - 1.6%
2% 1/1/32	34,150	35,482
2.5% 11/1/28	24,935	26,117
3% 5/1/29 to 2/1/34	42,196	44,645
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $104,003)		106,244

Asset-Backed Securities - 10.1%
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	$10,000	$10,062
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	1,974	1,979
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	20,000	19,937
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	1,715	1,719
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	11,682	11,692
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (c)	4,431	4,481
Capital One Multi-Asset Execution Trust Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,401
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	68	68
Series 2017-4 Class A3, 2.11% 10/17/22	686	688
Series 2018-2 Class A3, 2.98% 1/17/23	2,403	2,425
Series 2018-4 Class A3, 3.36% 9/15/23	5,202	5,301
Series 2019-1 Class A3, 3.05% 3/15/24	8,316	8,479
Series 2020-3 Class A2A, 0.49% 6/15/23	21,740	21,769
Series 2020-4 Class A3, 0.5% 8/15/25	10,000	10,025
Series 2021-1 Class A3, 0.34% 12/15/25	10,000	9,984
CNH Equipment Trust Series 2018-A Class A3, 3.12% 7/17/23	3,331	3,384
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 0.3823% 12/15/23 (a)(b)	25,000	25,016
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	25	25
Series 2020-A Class A3, 1.85% 3/15/23	6,000	6,064
Series 2020-B Class A3, 0.62% 8/15/23	13,000	13,052
Ford Credit Auto Owner Trust Series 2020-B Class A, 0.5% 2/15/23	14,382	14,401
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	14,000	14,079
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	1,108	1,110
Series 2020-1 Class A2A, 1.67% 4/20/22	2,581	2,591
Series 2020-3:
Class A2A, 0.35% 11/21/22	20,000	20,015
Class A3, 0.45% 8/21/23	9,000	9,027
GM Financial Consumer Automobile Receivables Trust:
Series 2020-1 Class A2, 1.83% 1/17/23	3,840	3,850
Series 2020-3 Class A2, 0.35% 7/17/23	16,562	16,575
Series 2020-4 Class A3, 0.38% 8/18/25	12,000	11,999
GM Financial Securitized Term Automobile Receivables Trust:
Series 2019-1 Class A3, 2.97% 11/16/23	6,543	6,638
2.32% 7/18/22	787	790
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (c)	100,000	100,534
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	1,619	1,626
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,143
Series 2020-B Class A2, 0.38% 3/15/23	23,709	23,731
Series 2020-C Class A3, 0.38% 5/15/25	13,000	13,014
John Deere Owner Trust:
Series 2019-B Class A2, 2.28% 5/16/22	164	164
Series 2020-A Class A2, 1.01% 1/17/23	4,899	4,913
Series 2020-B Class A2, 0.41% 3/15/23	21,890	21,901
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	1,636	1,642
Series 2019-B Class A3, 2% 10/17/22	7,000	7,072
Series 2020-A Class A3, 1.84% 12/15/22	8,000	8,096
Series 2020-B Class A3, 0.4% 11/15/23	7,000	7,014
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	13,656	13,672
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (c)	11,000	10,995
Santander Retail Auto Lease Trust:
Series 2019-C Class A2A, 1.89% 9/20/22 (c)	10,388	10,451
Series 2020-B Class A3, 0.57% 4/22/24 (c)	15,000	15,005
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (c)	5,114	5,126
Class A3, 0.68% 12/20/23 (c)	7,000	7,049
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (c)	11,407	11,498
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	2,507	2,528
Series 2020-C Class A3, 0.44% 10/15/24	25,000	25,082
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	15,000	15,328
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (c)	7,998	8,110
Series 2019-2A Class A3, 2.04% 11/15/23 (c)	10,000	10,188
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	7,017	7,038
Series 2020-C Class A2, 0.35% 12/15/23	10,000	10,004
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	4,736	4,773
Series 2020-A Class A2, 1.71% 11/15/22	36,375	36,666
Series 2020-B Class A3, 0.45% 2/15/24	9,000	9,008
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	5,190	5,209
TOTAL ASSET-BACKED SECURITIES
(Cost $676,611)		680,206

Commercial Mortgage Securities - 2.4%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	6,532	6,743
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	9,845	10,434
Series 2017-P7 Class A1, 2.008% 4/14/50	8,943	8,960
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,182	9,291
Series 2014-CR18 Class ASB, 3.452% 7/15/47	22,056	22,817
Series 2013-LC6 Class ASB, 2.478% 1/10/46	3,716	3,780
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.862% 7/15/32 (a)(b)(c)	10,000	9,952
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,072
Series 2017-GS8 Class A1, 2.222% 11/10/50	5,188	5,245
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	5,721	5,738
Series 2013-C13 Class A4, 3.9936% 1/15/46 (a)	8,211	8,773
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (c)	10,000	10,442
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	18,903	19,254
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	9,065	9,662
Series 2017-RC1 Class ASB, 3.453% 1/15/60	10,000	10,753
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	6,381	6,693
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $158,084)		158,609

Municipal Securities - 0.2%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,357

Bank Notes - 0.6%
Truist Bank:
2.8% 5/17/22	$30,000	$30,852
3.502% 8/2/22 (a)	9,000	9,117
TOTAL BANK NOTES
(Cost $39,373)		39,969
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.07% (d)
(Cost $138,770)	138,743	138,770
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $6,701,390)		6,810,456
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(106,427)
NET ASSETS - 100%		$6,704,029

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $445,514 or 6.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37
Total	$37

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,186,086	$--	$3,186,086	$--
U.S. Government and Government Agency Obligations	2,485,215	--	2,485,215	--
U.S. Government Agency - Mortgage Securities	106,244	--	106,244	--
Asset-Backed Securities	680,206	--	680,206	--
Commercial Mortgage Securities	158,609	--	158,609	--
Municipal Securities	15,357	--	15,357	--
Bank Notes	39,969	--	39,969	--
Money Market Funds	138,770	138,770	--	--
Total Investments in Securities:	$6,810,456	$138,770	$6,671,686	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $6,562,620)	$6,671,686
Fidelity Central Funds (cost $138,770)	138,770
Total Investment in Securities (cost $6,701,390)		$6,810,456
Cash		439
Receivable for investments sold		101,538
Receivable for fund shares sold		514
Interest receivable		29,017
Distributions receivable from Fidelity Central Funds		4
Total assets		6,941,968
Liabilities
Payable for investments purchased	$237,939
Total liabilities		237,939
Net Assets		$6,704,029
Net Assets consist of:
Paid in capital		$6,574,676
Total accumulated earnings (loss)		129,353
Net Assets		$6,704,029
Net Asset Value, offering price and redemption price per share ($6,704,029 ÷ 657,241 shares)		$10.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$55,112
Income from Fidelity Central Funds		37
Total income		55,149
Expenses
Independent trustees' fees and expenses	$10
Miscellaneous	7
Total expenses		17
Net investment income (loss)		55,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,243
Total net realized gain (loss)		20,243
Change in net unrealized appreciation (depreciation) on investment securities		(49,315)
Net gain (loss)		(29,072)
Net increase (decrease) in net assets resulting from operations		$26,060

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,132	$138,677
Net realized gain (loss)	20,243	64,544
Change in net unrealized appreciation (depreciation)	(49,315)	71,300
Net increase (decrease) in net assets resulting from operations	26,060	274,521
Distributions to shareholders	(124,313)	(134,931)
Share transactions
Proceeds from sales of shares	212,718	768,728
Reinvestment of distributions	124,314	134,931
Cost of shares redeemed	(217,330)	(440,348)
Net increase (decrease) in net assets resulting from share transactions	119,702	463,311
Total increase (decrease) in net assets	21,449	602,901
Net Assets
Beginning of period	6,682,580	6,079,679
End of period	$6,704,029	$6,682,580
Other Information
Shares
Sold	20,763	75,514
Issued in reinvestment of distributions	12,131	13,227
Redeemed	(21,213)	(43,000)
Net increase (decrease)	11,681	45,741

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Short-Term Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.14	$9.89	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.084	.220	.251	.206	.085
Net realized and unrealized gain (loss)	(.043)	.205	.227	(.148)	.038
Total from investment operations	.041	.425	.478	.058	.123
Distributions from net investment income	(.097)	(.215)	(.228)	(.196)	(.083)
Distributions from net realized gain	(.094)	–	–	(.012)	–
Total distributions	(.191)	(.215)	(.228)	(.208)	(.083)
Net asset value, end of period	$10.20	$10.35	$10.14	$9.89	$10.04
Total ReturnC	.40%	4.24%	4.90%	.59%	1.24%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	- %G
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	- %G
Expenses net of all reductionsF	- %G	-%	-%	-%	- %G
Net investment income (loss)	1.66%G	2.16%	2.52%	2.08%	1.74%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,704	$6,683	$6,080	$5,696	$5,081
Portfolio turnover rateH	46%G	84%	62%	61%	96%I

 A For the period March 7, 2017 (commencement of operations) to August 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Flex Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$124,226
Gross unrealized depreciation	(5,155)
Net unrealized appreciation (depreciation)	$119,071
Tax cost	$6,691,385

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Short-Term Bond Fund	1,021,469	632,540

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Short-Term Bond Fund	$7

During the period, there were no borrowings on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 83% of the total outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Flex Short-Term Bond Fund	- %-C
Actual		$1,000.00	$1,004.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. The Board noted that there was a portfolio management change for the fund in October 2019.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZSB-SANN-0421
1.9881602.103

Fidelity® Sustainability Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	69.6%
AAA	3.2%
AA	3.0%
A	11.8%
BBB	14.3%
BB and Below	0.2%
Short-Term Investments and Net Other Assets*	(2.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	27.1%
U.S. Government and U.S. Government Agency Obligations	69.6%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.6%
Other Investments	4.5%
Short-Term Investments and Net Other Assets (Liabilities)**	(2.1)%

 * Foreign investments - 9.1%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 27.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
1.65% 2/1/28	$100,000	$98,261
2.75% 6/1/31	150,000	152,237
3.5% 9/15/53 (a)	321,000	294,461
3.55% 9/15/55 (a)	254,000	233,208
3.65% 9/15/59 (a)	125,000	115,250
4.65% 6/1/44	20,000	22,485
British Telecommunications PLC 9.625% 12/15/30 (b)	55,000	87,055
Orange SA 5.5% 2/6/44	60,000	82,671
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	169,989
7.045% 6/20/36	106,000	152,139
Verizon Communications, Inc.:
1.5% 9/18/30	400,000	377,269
2.987% 10/30/56 (a)	123,000	110,852
3.376% 2/15/25	130,000	141,913
4% 3/22/50	38,000	41,522
4.016% 12/3/29	200,000	229,232
4.75% 11/1/41	189,000	230,644
		2,539,188
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	50,629
2.65% 1/13/31	50,000	52,402
3.6% 1/13/51	20,000	21,801
3.8% 3/22/30	80,000	91,608
4.7% 3/23/50	20,000	25,601
6.2% 12/15/34	105,000	150,492
		392,533
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	49,290
1.1% 8/15/30	60,000	56,644
2.05% 8/15/50	60,000	51,666
		157,600
Media - 0.5%
Comcast Corp.:
1.5% 2/15/31	100,000	94,616
1.95% 1/15/31	180,000	177,217
2.45% 8/15/52	100,000	87,363
2.65% 2/1/30	100,000	104,954
3.4% 4/1/30	30,000	33,352
3.45% 2/1/50	100,000	105,943
3.75% 4/1/40	10,000	11,288
4.6% 8/15/45	72,000	90,161
4.7% 10/15/48	140,000	177,610
Discovery Communications LLC:
3.625% 5/15/30	69,000	75,892
4.65% 5/15/50	70,000	81,141
5.3% 5/15/49	20,000	24,912
ViacomCBS, Inc. 4.95% 5/19/50	90,000	108,606
		1,173,055
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	118,258
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	530,000	573,052
3.875% 4/15/30 (a)	230,000	252,867
4.5% 4/15/50 (a)	62,000	68,904
Vodafone Group PLC:
4.125% 5/30/25	120,000	134,939
4.375% 5/30/28	25,000	29,293
5% 5/30/38	43,000	53,321
5.125% 6/19/59	60,000	76,182
5.25% 5/30/48	20,000	25,930
		1,332,746

TOTAL COMMUNICATION SERVICES		5,595,122

CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	360,000	362,877
Toyota Motor Corp. 2.358% 7/2/24	60,000	63,480
		426,357
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	74,163
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.3% 7/1/25	11,000	12,014
3.5% 7/1/27	20,000	22,343
3.6% 7/1/30	165,000	184,875
3.7% 1/30/26	155,000	173,067
4.2% 4/1/50	18,000	21,131
4.45% 9/1/48	64,000	76,761
Starbucks Corp.:
2% 3/12/27	170,000	176,262
2.55% 11/15/30	100,000	103,673
3.8% 8/15/25	50,000	55,815
4.5% 11/15/48	32,000	38,541
		864,482
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	193,934
Multiline Retail - 0.1%
Kohl's Corp. 9.5% 5/15/25	75,000	96,861
Target Corp. 3.9% 11/15/47	25,000	30,083
		126,944
Specialty Retail - 0.4%
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	96,167
3% 10/15/50	60,000	57,197
3.1% 5/3/27	34,000	37,494
4.05% 5/3/47	62,000	70,582
4.5% 4/15/30	50,000	59,481
5.125% 4/15/50	20,000	27,115
The Home Depot, Inc.:
2.375% 3/15/51	113,000	100,695
2.95% 6/15/29	280,000	304,403
4.5% 12/6/48	70,000	88,017
TJX Companies, Inc. 1.6% 5/15/31	125,000	120,495
		961,646
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	13,790
2.85% 3/27/30	20,000	21,662
3.375% 3/27/50	20,000	21,895
		57,347

TOTAL CONSUMER DISCRETIONARY		2,704,873

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	90,000	98,182
5.085% 5/25/48	60,000	77,609
PepsiCo, Inc.:
1.4% 2/25/31	200,000	191,493
1.625% 5/1/30	83,000	81,512
2.375% 10/6/26	220,000	234,629
The Coca-Cola Co.:
1.45% 6/1/27	20,000	20,112
1.65% 6/1/30	10,000	9,809
2.5% 6/1/40	10,000	9,751
2.6% 6/1/50	10,000	9,457
2.75% 6/1/60	10,000	9,540
3.45% 3/25/30	60,000	67,692
4.2% 3/25/50	50,000	61,676
		871,462
Food & Staples Retailing - 0.6%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	372,766
Kroger Co.:
1.7% 1/15/31	100,000	96,190
4.65% 1/15/48	30,000	36,270
Sysco Corp.:
3.3% 2/15/50	50,000	49,388
5.65% 4/1/25	140,000	163,943
5.95% 4/1/30	53,000	67,902
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	70,000	75,195
3.8% 11/18/24	363,000	399,454
		1,261,108
Food Products - 0.3%
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,497
3.95% 3/15/25	100,000	110,860
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	33,261
4.85% 11/1/28	55,000	65,655
5.4% 11/1/48	22,000	29,038
General Mills, Inc.:
2.6% 10/12/22	50,000	51,698
2.875% 4/15/30	13,000	13,772
Kellogg Co. 4.3% 5/15/28	50,000	58,145
Kraft Heinz Foods Co. 3.95% 7/15/25	106,000	117,895
Tyson Foods, Inc.:
4% 3/1/26	40,000	45,010
5.1% 9/28/48	40,000	52,516
		586,347
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	52,200
3.1% 3/26/30	7,000	7,712
Procter & Gamble Co.:
3% 3/25/30	36,000	39,525
3.6% 3/25/50	180,000	217,147
		316,584

TOTAL CONSUMER STAPLES		3,035,501

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co. 3.337% 12/15/27	150,000	165,649
Halliburton Co.:
2.92% 3/1/30	80,000	82,144
5% 11/15/45	86,000	100,220
		348,013
Oil, Gas & Consumable Fuels - 1.9%
Apache Corp. 4.375% 10/15/28	50,000	50,750
Chevron Corp.:
1.141% 5/11/23	30,000	30,530
1.554% 5/11/25	30,000	30,750
1.995% 5/11/27	30,000	31,122
2.236% 5/11/30	30,000	30,695
2.978% 5/11/40	30,000	30,818
3.078% 5/11/50	30,000	29,921
Chevron U.S.A., Inc. 4.95% 8/15/47	74,000	95,561
ConocoPhillips Co. 6.5% 2/1/39	95,000	139,500
Devon Energy Corp. 5% 6/15/45	200,000	233,899
EOG Resources, Inc. 4.375% 4/15/30	390,000	457,607
Equinor ASA:
2.375% 5/22/30	230,000	235,165
2.875% 4/6/25	176,000	188,884
3.625% 9/10/28	70,000	78,946
Exxon Mobil Corp.:
2.019% 8/16/24	170,000	177,910
3.043% 3/1/26	80,000	86,793
3.452% 4/15/51	190,000	194,971
Kinder Morgan, Inc.:
4.3% 3/1/28	183,000	208,917
5.55% 6/1/45	200,000	245,786
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	99,700
MPLX LP:
4.5% 4/15/38	48,000	53,062
4.875% 12/1/24	152,000	171,835
4.9% 4/15/58	50,000	54,826
ONEOK, Inc.:
6.35% 1/15/31	187,000	236,253
7.5% 9/1/23	119,000	136,322
Ovintiv, Inc. 6.5% 2/1/38	20,000	24,484
Phillips 66 Co. 5.875% 5/1/42	54,000	72,940
Suncor Energy, Inc. 6.85% 6/1/39	58,000	82,433
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	28,837
4.3% 3/4/24	149,000	162,935
Total Capital International SA 3.127% 5/29/50	80,000	78,185
TransCanada PipeLines Ltd. 4.1% 4/15/30	300,000	342,417
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	21,425
3.95% 5/15/50	50,000	53,261
Valero Energy Corp. 3.4% 9/15/26	50,000	53,685
		4,251,125

TOTAL ENERGY		4,599,138

FINANCIALS - 10.5%
Banks - 6.1%
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	603,291
2.676% 6/19/41 (b)	100,000	96,947
3.004% 12/20/23 (b)	200,000	209,032
3.458% 3/15/25 (b)	120,000	129,706
3.55% 3/5/24 (b)	250,000	265,057
3.974% 2/7/30 (b)	35,000	39,870
4.083% 3/20/51 (b)	130,000	151,112
4.183% 11/25/27	95,000	107,617
4.271% 7/23/29 (b)	60,000	69,590
4.33% 3/15/50 (b)	50,000	59,616
5.875% 2/7/42	135,000	191,788
Bank of Nova Scotia 4.5% 12/16/25	85,000	97,598
Barclays PLC:
2.852% 5/7/26 (b)	200,000	211,022
3.2% 8/10/21	200,000	202,551
3.932% 5/7/25 (b)	200,000	217,782
4.338% 5/16/24 (b)	400,000	430,812
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	190,000	209,875
2.976% 11/5/30 (b)	290,000	307,682
3.106% 4/8/26 (b)	110,000	118,275
3.142% 1/24/23 (b)	50,000	51,221
3.2% 10/21/26	191,000	208,229
4.125% 7/25/28	154,000	174,507
4.65% 7/30/45	42,000	52,593
4.65% 7/23/48	65,000	82,870
Fifth Third Bancorp 2.55% 5/5/27	100,000	106,498
HSBC Holdings PLC:
4.041% 3/13/28 (b)	211,000	236,370
4.292% 9/12/26 (b)	850,000	952,463
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	108,554
Japan Bank International Cooperation 1.25% 1/21/31	262,000	253,243
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	1,200,000	1,207,448
2.083% 4/22/26 (b)	20,000	20,768
2.525% 11/19/41 (b)	110,000	105,177
2.956% 5/13/31 (b)	50,000	52,242
3.559% 4/23/24 (b)	285,000	303,546
4.203% 7/23/29 (b)	30,000	34,723
4.452% 12/5/29 (b)	185,000	217,756
4.493% 3/24/31 (b)	200,000	237,154
4.95% 6/1/45	92,000	120,905
6.4% 5/15/38	86,000	126,462
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	225,974
4.65% 3/24/26	221,000	251,322
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	200,000	213,572
3.455% 3/2/23	260,000	275,502
4.286% 7/26/38	73,000	87,389
Mizuho Financial Group, Inc. 2.226% 5/25/26 (b)	400,000	415,279
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	42,000	41,157
2.875% 9/7/21	20,000	20,276
PNC Financial Services Group, Inc. 2.2% 11/1/24	80,000	84,685
Rabobank Nederland 5.25% 5/24/41	54,000	73,763
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	500,558
Royal Bank of Canada 2.55% 7/16/24	100,000	106,484
Royal Bank of Scotland Group PLC:
3.875% 9/12/23	200,000	215,854
4.519% 6/25/24 (b)	600,000	651,538
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	81,991
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	203,125
2.142% 9/23/30	64,000	62,499
2.348% 1/15/25	200,000	209,270
3.936% 10/16/23	120,000	130,770
Truist Financial Corp.:
1.2% 8/5/25	200,000	202,283
1.267% 3/2/27 (b)	53,000	53,307
U.S. Bancorp:
1.375% 7/22/30	380,000	363,463
3.9% 4/26/28	94,000	108,624
Westpac Banking Corp.:
2.894% 2/4/30 (b)	100,000	104,054
4.11% 7/24/34 (b)	200,000	220,436
		13,275,127
Capital Markets - 1.6%
Bank of New York Mellon Corp. 0.35% 12/7/23	370,000	370,519
Credit Suisse AG 0.495% 2/2/24	400,000	399,770
Deutsche Bank AG New York Branch:
3.3% 11/16/22	100,000	104,267
3.7% 5/30/24	100,000	107,595
4.25% 10/14/21	148,000	151,268
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	228,066
1.093% 12/9/26 (b)	100,000	99,237
3.691% 6/5/28 (b)	260,000	292,073
4.411% 4/23/39 (b)	90,000	108,598
6.75% 10/1/37	180,000	262,598
Intercontinental Exchange, Inc.:
1.85% 9/15/32	90,000	84,978
2.65% 9/15/40	90,000	86,012
3.75% 9/21/28	20,000	22,369
Moody's Corp. 4.875% 12/17/48	40,000	51,351
Morgan Stanley:
1.794% 2/13/32 (b)	70,000	67,172
2.699% 1/22/31 (b)	360,000	374,155
3.625% 1/20/27	268,000	300,664
3.737% 4/24/24 (b)	200,000	213,537
5.597% 3/24/51 (b)	50,000	72,448
Northern Trust Corp. 1.95% 5/1/30	50,000	50,256
		3,446,933
Consumer Finance - 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 1/15/25	150,000	158,732
Ally Financial, Inc.:
3.05% 6/5/23	90,000	94,636
5.125% 9/30/24	250,000	285,265
5.8% 5/1/25	50,000	58,651
American Express Co.:
2.5% 7/30/24	124,000	131,521
3.4% 2/22/24	80,000	86,599
Discover Financial Services:
3.85% 11/21/22	141,000	149,090
4.5% 1/30/26	102,000	116,126
John Deere Capital Corp.:
3.35% 6/12/24	140,000	152,638
3.45% 3/7/29	60,000	67,661
Synchrony Financial 4.5% 7/23/25	68,000	75,938
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	513,997
3% 4/1/25	330,000	356,150
		2,247,004
Diversified Financial Services - 1.0%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	199,228
BP Capital Markets America, Inc.:
3% 2/24/50	180,000	167,299
3.216% 11/28/23	120,000	128,453
3.224% 4/14/24	100,000	107,369
3.796% 9/21/25	50,000	55,570
Brixmor Operating Partnership LP:
4.05% 7/1/30	12,000	13,289
4.125% 5/15/29	9,000	10,035
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	31,613
2.6% 11/15/29	20,000	20,898
3.4% 11/15/49	20,000	21,256
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	114,211
5% 4/20/48	16,000	20,127
Export Development Canada 2.625% 2/21/24	100,000	106,745
KfW:
0% 4/18/36	125,000	91,994
2.375% 12/29/22	863,000	897,179
2.625% 2/28/24	230,000	245,222
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	32,240
		2,262,728
Insurance - 0.8%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	47,549
3.35% 5/3/26	144,000	159,117
Allstate Corp. 1.45% 12/15/30	230,000	220,213
American International Group, Inc.:
4.375% 6/30/50	50,000	60,082
4.5% 7/16/44	127,000	152,306
5.75% 4/1/48 (b)	60,000	68,085
Aon PLC 4.75% 5/15/45	68,000	85,796
Hartford Financial Services Group, Inc. 2.8% 8/19/29	70,000	74,263
Lincoln National Corp.:
3.8% 3/1/28	76,000	86,211
4.375% 6/15/50	80,000	95,344
Marsh & McLennan Companies, Inc. 4.9% 3/15/49	33,000	44,018
MetLife, Inc.:
4.125% 8/13/42	60,000	71,943
4.55% 3/23/30	200,000	240,366
Progressive Corp. 4.2% 3/15/48	10,000	12,309
Prudential Financial, Inc. 4.35% 2/25/50	140,000	168,740
The Travelers Companies, Inc. 5.35% 11/1/40	75,000	102,855
Willis Group North America, Inc. 2.95% 9/15/29	93,000	98,793
		1,787,990

TOTAL FINANCIALS		23,019,782

HEALTH CARE - 2.8%
Biotechnology - 0.7%
AbbVie, Inc.:
2.6% 11/21/24	10,000	10,632
2.95% 11/21/26	10,000	10,811
3.2% 11/21/29	20,000	21,622
3.6% 5/14/25	180,000	197,444
4.05% 11/21/39	10,000	11,484
4.25% 11/21/49	310,000	357,885
4.7% 5/14/45	50,000	60,555
4.875% 11/14/48	120,000	152,514
Amgen, Inc.:
3.375% 2/21/50	30,000	30,805
4.4% 5/1/45	178,000	212,310
Biogen, Inc. 3.25% 2/15/51 (a)	67,000	65,247
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	101,560
3.65% 3/1/26	175,000	194,342
4.8% 4/1/44	52,000	64,605
		1,491,816
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	147,690
3.363% 6/6/24	54,000	58,322
Boston Scientific Corp. 2.65% 6/1/30	161,000	166,686
Danaher Corp. 2.6% 10/1/50	80,000	73,258
Medtronic, Inc. 4.375% 3/15/35	157,000	197,403
		643,359
Health Care Providers & Services - 1.0%
Aetna, Inc. 4.75% 3/15/44	40,000	48,370
Anthem, Inc.:
2.375% 1/15/25	190,000	200,038
3.65% 12/1/27	240,000	270,887
3.7% 9/15/49	10,000	10,823
4.101% 3/1/28	100,000	115,299
Cigna Corp.:
3.75% 7/15/23	16,000	17,216
4.125% 11/15/25	12,000	13,544
4.375% 10/15/28	20,000	23,330
4.8% 8/15/38	69,000	85,355
4.8% 7/15/46	60,000	74,484
4.9% 12/15/48	19,000	24,013
CVS Health Corp.:
2.7% 8/21/40	160,000	151,910
4.3% 3/25/28	150,000	172,665
4.78% 3/25/38	42,000	51,191
5.05% 3/25/48	60,000	75,779
HCA Holdings, Inc. 4.125% 6/15/29	289,000	326,226
Humana, Inc. 4.875% 4/1/30	114,000	137,648
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	25,262
2% 5/15/30	80,000	80,201
2.375% 8/15/24	50,000	53,079
2.9% 5/15/50	36,000	35,335
3.7% 8/15/49	20,000	22,420
6.875% 2/15/38	185,000	285,322
		2,300,397
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	157,595
Pharmaceuticals - 0.7%
AstraZeneca PLC 4.375% 8/17/48	66,000	78,920
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	153,424
3.25% 2/20/23	130,000	137,243
3.4% 7/26/29	50,000	55,961
4.125% 6/15/39	50,000	60,231
4.55% 2/20/48	70,000	88,375
Eli Lilly & Co. 2.25% 5/15/50	70,000	61,522
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	150,000	159,959
6.375% 5/15/38	62,000	93,812
Johnson & Johnson:
0.55% 9/1/25	60,000	59,526
1.3% 9/1/30	60,000	57,420
2.1% 9/1/40	60,000	56,113
2.45% 9/1/60	60,000	54,863
Merck & Co., Inc.:
2.45% 6/24/50	180,000	163,367
2.9% 3/7/24	150,000	160,621
Mylan NV 5.2% 4/15/48	83,000	100,425
		1,541,782

TOTAL HEALTH CARE		6,134,949

INDUSTRIALS - 1.7%
Air Freight & Logistics - 0.3%
FedEx Corp.:
3.25% 4/1/26	152,000	166,838
3.8% 5/15/25	120,000	132,648
4.95% 10/17/48	78,000	96,736
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	65,361
5.3% 4/1/50	110,000	152,288
		613,871
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	620,000	646,830
Masco Corp.:
2% 2/15/31 (d)	29,000	28,397
3.125% 2/15/51 (d)	14,000	13,840
		689,067
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	191,582
Waste Management, Inc. 2.5% 11/15/50	70,000	62,908
		254,490
Electrical Equipment - 0.1%
Eaton Corp. 2.75% 11/2/22	137,000	142,437
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	86,000	89,856
2.65% 4/15/25	8,000	8,553
3.05% 4/15/30	7,000	7,664
3.7% 4/15/50	8,000	9,117
Roper Technologies, Inc.:
1% 9/15/25	30,000	29,806
1.4% 9/15/27	30,000	29,686
1.75% 2/15/31	30,000	28,742
2% 6/30/30	110,000	108,265
		311,689
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	40,058
1.1% 9/14/27	40,000	39,315
2.4% 8/9/26	140,000	148,466
Caterpillar, Inc. 3.25% 9/19/49	50,000	53,456
Deere & Co. 2.875% 9/7/49	80,000	80,228
Parker Hannifin Corp. 2.7% 6/14/24	60,000	63,987
		425,510
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	130,000	131,629
5.05% 3/1/41	55,000	72,318
Canadian National Railway Co.:
2.45% 5/1/50	40,000	36,551
2.75% 3/1/26	141,000	151,802
CSX Corp.:
2.5% 5/15/51	115,000	102,038
4.5% 3/15/49	70,000	86,046
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	108,354
3.155% 5/15/55	85,000	83,476
Union Pacific Corp.:
3.839% 3/20/60	132,000	146,993
3.95% 9/10/28	25,000	28,687
		947,894
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3% 2/1/30	55,000	54,915
3.75% 2/1/22	138,000	141,264
4.625% 10/1/28	52,000	58,510
		254,689

TOTAL INDUSTRIALS		3,639,647

INFORMATION TECHNOLOGY - 2.2%
Communications Equipment - 0.1%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	189,840
Electronic Equipment & Components - 0.3%
Corning, Inc. 5.35% 11/15/48	20,000	26,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	144,000	157,486
4.9% 10/1/26 (a)	30,000	34,679
5.3% 10/1/29 (a)	80,000	95,077
8.1% 7/15/36 (a)	40,000	59,430
8.35% 7/15/46 (a)	134,000	205,021
		578,197
IT Services - 0.5%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	67,687
2.25% 3/1/31	50,000	49,698
Fiserv, Inc.:
3.5% 7/1/29	40,000	44,082
4.4% 7/1/49	120,000	143,159
Global Payments, Inc. 1.2% 3/1/26	122,000	121,061
IBM Corp.:
2.95% 5/15/50	100,000	96,285
3.45% 2/19/26	166,000	183,719
MasterCard, Inc.:
3.3% 3/26/27	13,000	14,475
3.35% 3/26/30	18,000	20,185
3.85% 3/26/50	15,000	17,605
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	20,534
2.3% 6/1/30	50,000	51,271
The Western Union Co. 2.85% 1/10/25	20,000	21,189
Visa, Inc.:
1.9% 4/15/27	43,000	44,549
2.05% 4/15/30	70,000	71,492
2.7% 4/15/40	50,000	50,902
		1,017,893
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	26,000	32,696
Intel Corp.:
2.45% 11/15/29	50,000	52,486
3.7% 7/29/25	140,000	155,531
Lam Research Corp. 2.875% 6/15/50	50,000	49,008
		289,721
Software - 0.6%
Microsoft Corp.:
2.525% 6/1/50	180,000	169,139
3.7% 8/8/46	276,000	325,702
Oracle Corp.:
2.5% 4/1/25	60,000	63,598
2.65% 7/15/26	242,000	259,115
2.95% 4/1/30	80,000	86,093
3.6% 4/1/50	310,000	324,821
3.85% 4/1/60	170,000	183,680
		1,412,148
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.:
0.55% 8/20/25	200,000	197,314
0.7% 2/8/26	160,000	158,079
1.25% 8/20/30	200,000	189,811
1.7% 9/11/22	120,000	122,739
2.375% 2/8/41	160,000	151,109
2.95% 9/11/49	90,000	89,262
3.85% 5/4/43	177,000	206,574
HP, Inc. 6% 9/15/41	170,000	219,465
		1,334,353

TOTAL INFORMATION TECHNOLOGY		4,822,152

MATERIALS - 0.8%
Chemicals - 0.7%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	51,124
2.05% 5/15/30	20,000	20,333
2.8% 5/15/50	20,000	19,546
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	21,922
4.725% 11/15/28	20,000	23,787
5.419% 11/15/48	62,000	82,702
Ecolab, Inc. 1.3% 1/30/31	125,000	117,686
LYB International Finance BV 4% 7/15/23	135,000	145,958
LYB International Finance II BV 3.5% 3/2/27	90,000	98,960
LYB International Finance III LLC:
3.375% 10/1/40	50,000	50,972
3.625% 4/1/51	50,000	50,613
Nutrien Ltd.:
3.95% 5/13/50	100,000	112,791
4.2% 4/1/29	6,000	6,967
5% 4/1/49	11,000	14,250
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	330,511
4.5% 6/1/47	54,000	65,307
The Dow Chemical Co.:
2.1% 11/15/30	100,000	98,681
3.15% 5/15/24	30,000	32,126
4.8% 5/15/49	40,000	49,976
5.55% 11/30/48	30,000	40,993
The Mosaic Co. 4.25% 11/15/23	131,000	142,520
		1,577,725
Containers & Packaging - 0.0%
International Paper Co. 4.35% 8/15/48	30,000	36,240
Metals & Mining - 0.1%
Newmont Corp. 5.45% 6/9/44	50,000	67,095

TOTAL MATERIALS		1,681,060

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc. 3% 5/18/51	100,000	95,572
American Tower Corp.:
1.3% 9/15/25	40,000	40,214
2.1% 6/15/30	60,000	58,839
3.1% 6/15/50	60,000	56,780
Boston Properties, Inc. 3.25% 1/30/31	107,000	113,510
Crown Castle International Corp.:
1.35% 7/15/25	23,000	23,142
2.25% 1/15/31	30,000	29,469
3.15% 7/15/23	100,000	105,673
3.25% 1/15/51	47,000	45,029
Duke Realty LP 1.75% 2/1/31	100,000	96,955
ERP Operating LP 4.5% 7/1/44	50,000	61,297
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	220,009
Kimco Realty Corp.:
1.9% 3/1/28	110,000	109,964
2.8% 10/1/26	150,000	161,157
Omega Healthcare Investors, Inc. 3.375% 2/1/31	69,000	70,712
Prologis LP 1.625% 3/15/31	100,000	96,627
Simon Property Group LP:
2.2% 2/1/31	100,000	97,728
2.65% 7/15/30	50,000	50,811
2.75% 6/1/23	75,000	78,545
3.375% 12/1/27	75,000	82,487
UDR, Inc. 2.1% 6/15/33	35,000	33,901
Ventas Realty LP 4.875% 4/15/49	80,000	94,080
Welltower, Inc.:
3.95% 9/1/23	162,000	175,105
4.95% 9/1/48	36,000	44,347
		2,041,953
Real Estate Management & Development - 0.0%
Digital Realty Trust LP 3.7% 8/15/27	26,000	29,231

TOTAL REAL ESTATE		2,071,184

UTILITIES - 1.0%
Electric Utilities - 0.5%
Appalachian Power Co. 4.5% 3/1/49	85,000	102,762
Commonwealth Edison Co. 4% 3/1/48	86,000	99,944
Eversource Energy 2.9% 10/1/24	70,000	75,084
Exelon Corp.:
3.4% 4/15/26	70,000	77,187
4.7% 4/15/50	42,000	52,323
FirstEnergy Corp.:
1.6% 1/15/26	25,000	24,563
2.25% 9/1/30	100,000	93,970
Interstate Power and Light Co. 2.3% 6/1/30	27,000	27,610
Northern States Power Co. 2.9% 3/1/50	110,000	110,260
Oncor Electric Delivery Co. LLC 0.55% 10/1/25 (a)	83,000	81,476
PPL Capital Funding, Inc.:
3.1% 5/15/26	80,000	86,759
4% 9/15/47	30,000	32,627
5% 3/15/44	80,000	98,200
PPL Electric Utilities Corp. 3% 10/1/49	30,000	29,534
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	96,860
Tampa Electric Co. 4.45% 6/15/49	35,000	43,084
		1,132,243
Independent Power and Renewable Electricity Producers - 0.1%
Exelon Generation Co. LLC 3.25% 6/1/25	200,000	214,633
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 3.85% 2/1/24	33,000	35,674
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	48,324
3.95% 4/1/50	130,000	147,375
NiSource, Inc.:
0.95% 8/15/25	100,000	98,848
1.7% 2/15/31	100,000	95,320
3.95% 3/30/48	52,000	57,291
Puget Energy, Inc. 4.1% 6/15/30	67,000	74,819
Sempra Energy:
3.4% 2/1/28	26,000	28,645
3.8% 2/1/38	30,000	33,161
4% 2/1/48	86,000	95,053
		714,510
Water Utilities - 0.1%
American Water Capital Corp. 6.593% 10/15/37	64,000	93,810

TOTAL UTILITIES		2,155,196

TOTAL NONCONVERTIBLE BONDS
(Cost $57,734,454)		59,458,604

U.S. Government and Government Agency Obligations - 41.6%
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.375% 8/25/25	$95,000	$93,831
0.5% 6/17/25	240,000	239,072
0.625% 4/22/25	82,000	82,183
0.75% 10/8/27	125,000	121,946
0.875% 8/5/30	83,000	78,326
1.625% 10/15/24	70,000	73,066
1.75% 7/2/24	220,000	230,105
2.875% 9/12/23	150,000	159,854
6.625% 11/15/30	229,000	334,686
Federal Home Loan Bank:
0.375% 9/4/25	70,000	69,256
0.5% 4/14/25	105,000	104,758
1.5% 8/15/24	50,000	51,881
2.5% 2/13/24	80,000	85,202
3.25% 11/16/28	10,000	11,474
Freddie Mac:
0.25% 8/24/23	250,000	250,326
0.25% 12/4/23	375,000	374,496
0.375% 7/21/25	160,000	158,349
0.375% 9/23/25	93,000	91,680
1.5% 2/12/25	120,000	124,876
2.375% 1/13/22	253,000	257,983

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,993,350

U.S. Treasury Obligations - 40.2%
U.S. Treasury Bonds:
1.125% 5/15/40	2,420,000	2,078,931
1.125% 8/15/40	1,990,000	1,702,072
1.25% 5/15/50	2,102,000	1,697,529
1.375% 11/15/40	1,314,000	1,175,209
1.375% 8/15/50	962,000	803,120
1.625% 11/15/50	1,136,000	1,010,153
1.875% 2/15/51	289,000	273,647
2% 2/15/50	140,000	136,374
2.25% 8/15/46	6,000	6,164
2.25% 8/15/49	198,000	203,693
2.375% 11/15/49	1,000	1,057
2.5% 2/15/45	410,000	441,086
2.5% 2/15/46	89,000	95,779
2.5% 5/15/46	83,000	89,280
2.75% 8/15/42	41,000	46,178
2.75% 11/15/42	4,000	4,500
2.75% 11/15/47	23,000	26,021
2.875% 5/15/43	177,000	203,419
2.875% 8/15/45	165,000	189,776
2.875% 5/15/49	12,000	13,996
3% 5/15/42	13,000	15,220
3% 11/15/44	667,000	781,797
3% 5/15/45	1,171,000	1,375,193
3% 11/15/45	188,000	221,010
3% 5/15/47	87,000	102,881
3% 2/15/48	4,000	4,743
3% 8/15/48	28,000	33,260
3% 2/15/49	20,000	23,812
3.125% 11/15/41	75,000	89,555
3.125% 2/15/43	185,000	220,945
3.125% 8/15/44	948,000	1,133,564
3.125% 5/15/48	57,000	69,126
3.375% 5/15/44	198,000	246,023
3.375% 11/15/48	32,000	40,654
3.625% 8/15/43	332,000	427,424
3.625% 2/15/44	136,000	175,334
3.75% 8/15/41	48,000	62,486
3.75% 11/15/43	597,000	782,910
3.875% 8/15/40	20,000	26,360
4.375% 11/15/39	24,000	33,466
4.375% 5/15/40	45,000	62,977
4.5% 2/15/36	156,000	214,439
4.5% 5/15/38	95,000	133,011
5% 5/15/37	10,000	14,608
U.S. Treasury Notes:
0.125% 4/30/22	1,166,000	1,166,182
0.125% 5/31/22	2,170,000	2,170,339
0.125% 6/30/22	1,528,000	1,528,537
0.125% 7/31/22	2,213,000	2,213,259
0.125% 9/30/22	1,348,000	1,348,105
0.125% 10/31/22	745,000	745,000
0.125% 11/30/22	3,147,000	3,147,000
0.125% 1/31/23	636,000	635,925
0.125% 5/15/23	261,000	260,766
0.125% 7/15/23	2,064,000	2,061,178
0.125% 8/15/23	1,059,000	1,057,221
0.125% 9/15/23	27,000	26,943
0.125% 10/15/23	1,129,000	1,126,178
0.25% 4/15/23	471,000	471,920
0.25% 6/15/23	2,855,000	2,859,796
0.25% 11/15/23	252,000	252,079
0.25% 5/31/25	1,383,000	1,364,362
0.25% 6/30/25	277,000	272,975
0.25% 7/31/25	2,639,000	2,598,281
0.25% 8/31/25	753,000	740,323
0.25% 9/30/25	1,104,000	1,084,335
0.25% 10/31/25	1,359,000	1,333,466
0.375% 3/31/22	206,000	206,563
0.375% 4/30/25	1,070,000	1,062,351
0.375% 11/30/25	1,641,000	1,617,731
0.375% 12/31/25	497,000	489,429
0.375% 7/31/27	1,248,000	1,198,129
0.375% 9/30/27	1,808,000	1,729,818
0.5% 3/31/25	1,512,000	1,510,405
0.5% 5/31/27	1,798,000	1,744,341
0.5% 6/30/27	1,571,000	1,522,459
0.5% 8/31/27	780,000	753,431
0.5% 10/31/27	289,000	278,422
0.625% 3/31/27	808,000	792,282
0.625% 11/30/27	789,000	765,453
0.625% 12/31/27	338,000	327,543
0.625% 5/15/30	1,377,000	1,289,808
0.625% 8/15/30	204,000	190,453
0.75% 1/31/28	263,000	256,795
0.875% 11/15/30	1,059,000	1,009,690
1.125% 7/31/21	29,000	29,130
1.125% 9/30/21	209,000	210,306
1.125% 2/28/22	35,000	35,362
1.125% 2/28/25	328,000	335,969
1.125% 2/28/27	231,000	233,554
1.25% 3/31/21	173,000	173,168
1.25% 8/31/24	511,000	526,270
1.375% 1/31/22	627,000	634,495
1.375% 2/15/23	479,000	490,601
1.375% 1/31/25	956,000	988,676
1.375% 8/31/26	695,000	715,198
1.5% 8/31/21	190,000	191,366
1.5% 9/30/21	219,000	220,848
1.5% 10/31/21	81,000	81,778
1.5% 11/30/21	295,000	298,169
1.5% 8/15/22	299,000	305,015
1.5% 9/15/22	69,000	70,461
1.5% 9/30/24	905,000	940,069
1.5% 10/31/24	556,000	577,567
1.5% 11/30/24	573,000	595,271
1.5% 8/15/26	574,000	594,471
1.5% 1/31/27	129,000	133,339
1.5% 2/15/30	798,000	810,095
1.625% 6/30/21	24,000	24,127
1.625% 8/31/22	180,000	184,043
1.625% 11/15/22	706,000	724,009
1.625% 12/15/22	243,000	249,512
1.625% 9/30/26	463,000	482,442
1.625% 10/31/26	215,000	223,961
1.625% 11/30/26	136,000	141,605
1.625% 8/15/29	176,000	181,108
1.75% 7/31/21	68,000	68,481
1.75% 6/15/22	173,000	176,663
1.75% 7/15/22	551,000	563,311
1.75% 6/30/24	251,000	262,619
1.75% 7/31/24	661,000	691,984
1.75% 12/31/24	707,000	741,356
1.75% 12/31/26	188,000	197,099
1.75% 11/15/29	85,000	88,267
1.875% 7/31/22	90,000	92,225
1.875% 6/30/26	88,000	92,964
1.875% 7/31/26	238,000	251,415
2% 10/31/22	7,000	7,218
2% 5/31/24	108,000	113,818
2% 11/15/26	110,000	116,845
2.125% 5/15/22	168,000	172,095
2.125% 12/31/22	140,000	145,091
2.125% 3/31/24	269,000	284,058
2.25% 3/31/21	84,000	84,151
2.25% 4/15/22	255,000	261,136
2.25% 4/30/24	309,000	327,806
2.25% 3/31/26	92,000	98,954
2.25% 2/15/27	134,000	144,327
2.25% 8/15/27	535,000	576,295
2.25% 11/15/27	100,000	107,680
2.375% 4/15/21	10,000	10,028
2.375% 3/15/22	234,000	239,512
2.375% 2/29/24	867,000	921,154
2.375% 5/15/27	22,000	23,875
2.375% 5/15/29	16,000	17,412
2.5% 1/15/22	743,000	758,673
2.5% 2/15/22	636,000	650,732
2.5% 3/31/23	163,000	170,984
2.5% 1/31/24	495,000	527,059
2.625% 5/15/21	138,000	138,724
2.625% 7/15/21	35,000	35,339
2.625% 12/15/21	470,000	479,473
2.625% 6/30/23	10,000	10,571
2.625% 12/31/23	800,000	853,500
2.625% 12/31/25	5,000	5,462
2.625% 2/15/29	57,000	63,096
2.75% 5/31/23	142,000	150,209
2.75% 7/31/23	232,000	246,310
2.75% 8/31/23	85,000	90,396
2.75% 6/30/25	82,000	89,620
2.75% 2/15/28	492,000	546,466
2.875% 10/15/21	222,000	225,894
2.875% 11/15/21	157,000	160,122
2.875% 9/30/23	177,000	189,127
2.875% 10/31/23	712,000	762,090
2.875% 11/30/23	244,000	261,604
2.875% 5/31/25	10,000	10,974
2.875% 11/30/25	31,000	34,207
2.875% 5/15/28	323,000	362,075
2.875% 8/15/28	1,135,000	1,274,171
3% 10/31/25	74,000	82,007
3.125% 11/15/28	155,000	177,051

TOTAL U.S. TREASURY OBLIGATIONS		88,333,815

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $91,420,785)		91,327,165

U.S. Government Agency - Mortgage Securities - 27.7%
Fannie Mae - 13.1%
2% 12/1/35 to 2/1/51	8,025,469	8,161,089
2.5% 12/1/22 to 9/1/50	4,051,941	4,222,228
3% 8/1/32 to 7/1/50	7,148,183	7,546,357
4% 6/1/34 to 10/1/49	2,589,938	2,790,585
4.5% 1/1/48 to 11/1/49	1,175,726	1,276,789
5% 4/1/25 to 12/1/49	394,388	436,441
5.5% 1/1/49	147,047	165,255
3.5% 6/1/21 to 7/1/50	3,941,526	4,205,286

TOTAL FANNIE MAE		28,804,030

Freddie Mac - 5.8%
2% 2/1/36 to 8/1/50	1,577,777	1,604,203
2.5% 3/1/33 to 11/1/50	3,671,508	3,816,741
3% 11/1/26 to 4/1/50	1,010,049	1,066,741
3.5% 9/1/33 to 1/1/50	2,616,961	2,790,961
4% 2/1/34 to 12/1/49	1,966,544	2,116,568
4.5% 8/1/48 to 4/1/50	674,971	733,073
5% 12/1/48 to 5/1/50	496,401	548,157
5.5% 6/1/49	140,913	157,276

TOTAL FREDDIE MAC		12,833,720

Ginnie Mae - 6.4%
2% 3/1/51 (d)	200,000	203,106
2% 3/1/51 (d)	350,000	355,436
2% 3/1/51 (d)	450,000	456,989
2% 3/1/51 (d)	300,000	304,659
2.5% 12/20/49 to 2/20/51	2,268,896	2,357,353
2.5% 3/1/51 (d)	200,000	207,691
3% 7/20/42 to 8/20/50	3,434,314	3,595,279
3% 3/1/51 (d)	50,000	52,089
3% 3/1/51 (d)	50,000	52,089
3% 3/1/51 (d)	50,000	52,089
3.5% 2/20/46 to 3/20/50	3,126,905	3,324,620
3.5% 3/1/51 (d)	100,000	105,826
4% 4/20/47 to 5/20/50	1,585,931	1,701,472
4.5% 8/20/48 to 4/20/50	759,473	819,822
5% 12/20/47 to 3/20/50	305,568	334,210
5.5% 12/20/48	36,601	40,349

TOTAL GINNIE MAE		13,963,079

Uniform Mortgage Backed Securities - 2.4%
2% 3/1/36 (d)	300,000	310,582
2% 3/1/51 (d)	750,000	757,140
2% 3/1/51 (d)	750,000	757,140
2.5% 3/1/36 (d)	150,000	156,943
2.5% 3/1/51 (d)	700,000	725,867
3% 3/1/51 (d)	250,000	261,787
3% 3/1/51 (d)	300,000	314,145
3% 3/1/51 (d)	200,000	209,430
3% 3/1/51 (d)	200,000	209,430
3% 3/1/51 (d)	100,000	104,715
3% 4/1/51 (d)	200,000	209,461
3% 4/1/51 (d)	150,000	157,096
3% 4/1/51 (d)	200,000	209,461
3.5% 3/1/51 (d)	50,000	53,043
3.5% 3/1/51 (d)	125,000	132,607
3.5% 3/1/51 (d)	125,000	132,607
3.5% 3/1/51 (d)	300,000	318,258
4% 3/1/51 (d)	100,000	107,398
4.5% 3/1/51 (d)	100,000	108,789

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,235,899

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $60,374,029)		60,836,728

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$32,000	$33,615
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	11,084	11,250
Series 2021-1 Class A3, 0.34% 12/15/25	110,000	109,820
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	117,907
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	110,000	109,984
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	17,297
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	107,000	107,057
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	110,000	109,968
TOTAL ASSET-BACKED SECURITIES
(Cost $617,217)		616,898

Commercial Mortgage Securities - 1.3%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	100,000	108,202
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	83,886
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	117,439
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	137,452
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	54,087
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	68,581
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	115,543	124,739
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	78,257
Class A5, 3.0161% 9/15/52	75,000	80,318
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	210,516
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	253,970
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	195,680
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	197,059
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	39,693
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	50,742
Series K057 Class A2, 2.57% 7/25/26	80,000	86,237
Series K080 Class A2, 3.926% 7/25/28	60,000	70,266
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	129,309
Series K-1510 Class A2, 3.718% 1/25/31	41,000	47,478
Series K068 Class A2, 3.244% 8/25/27	70,000	78,273
Series K094 Class A2, 2.903% 6/25/29	110,000	121,240
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	106,650
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	108,848
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	31,472
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	79,789
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	28,341
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	75,119
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,715,124)		2,763,643

Foreign Government and Government Agency Obligations - 2.8%
Alberta Province:
1.3% 7/22/30	216,000	206,864
2.95% 1/23/24	110,000	118,054
Chilean Republic:
3.24% 2/6/28	230,000	252,138
3.25% 9/14/21	134,000	136,136
Colombian Republic:
3.125% 4/15/31	214,000	211,994
4.5% 3/15/29	200,000	220,063
6.125% 1/18/41	130,000	156,081
Hungarian Republic:
5.375% 2/21/23	134,000	146,521
5.375% 3/25/24	32,000	36,370
Indonesian Republic 2.85% 2/14/30	400,000	409,625
Israeli State 3.375% 1/15/50	100,000	100,572
Italian Republic:
1.25% 2/17/26	455,000	449,008
2.375% 10/17/24	200,000	209,297
Korean Republic 2.75% 1/19/27	200,000	217,302
Manitoba Province 2.6% 4/16/24	180,000	192,136
Ontario Province:
1.125% 10/7/30	224,000	216,657
2.3% 6/15/26	107,000	115,128
Panamanian Republic:
3.16% 1/23/30	400,000	415,625
4% 9/22/24	120,000	130,313
Peruvian Republic:
1.862% 12/1/32	185,000	171,992
2.78% 12/1/60	30,000	25,003
7.35% 7/21/25	113,000	141,215
Philippine Republic 2.65% 12/10/45	200,000	180,750
Polish Government:
3.25% 4/6/26	53,000	59,294
5% 3/23/22	136,000	142,800
Province of Quebec 2.375% 1/31/22	350,000	357,035
United Mexican States:
3.25% 4/16/30	200,000	202,875
3.75% 1/11/28	200,000	216,188
3.771% 5/24/61	250,000	218,984
4% 10/2/23	128,000	139,080
7.5% 4/8/33	55,000	74,869
Uruguay Republic:
4.375% 1/23/31	128,116	148,134
4.975% 4/20/55	63,000	76,663
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,124,506)		6,094,766

Supranational Obligations - 1.6%
Asian Development Bank:
0.5% 2/4/26	200,000	196,527
2.5% 11/2/27	156,000	168,937
2.75% 3/17/23	540,000	567,694
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	193,685
European Investment Bank:
1.25% 2/14/31	83,000	80,775
1.375% 5/15/23	320,000	328,081
2% 12/15/22	470,000	485,101
2.25% 6/24/24	50,000	52,977
2.875% 8/15/23	90,000	95,660
3.125% 12/14/23	90,000	96,976
Inter-American Development Bank:
0.625% 7/15/25	125,000	124,328
1.75% 3/14/25	66,000	69,021
2.25% 6/18/29	30,000	31,919
3.125% 9/18/28	60,000	67,969
3.2% 8/7/42	123,000	141,307
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	127,923
0.5% 10/28/25	145,000	143,185
0.75% 8/26/30	70,000	65,308
0.875% 5/14/30	67,000	63,472
1.25% 2/10/31	100,000	97,328
1.5% 8/28/24	50,000	51,762
1.625% 1/15/25	63,000	65,484
1.875% 6/19/23	20,000	20,748
2.5% 3/19/24	120,000	127,690
2.75% 7/23/21	130,000	131,325
International Finance Corp. 0.75% 8/27/30	40,000	37,296
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,583,266)		3,632,478

Bank Notes - 0.1%
RBS Citizens NA 2.25% 4/28/25
(Cost $279,789)	279,000	292,396
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.07% (e)
(Cost $2,502,224)	2,501,807	2,502,307
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $225,351,394)		227,524,985
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(7,965,905)
NET ASSETS - 100%		$219,559,080

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 3/1/51	$(200,000)	$(209,430)
3% 3/1/51	(150,000)	(157,072)
3% 3/1/51	(200,000)	(209,430)
3.5% 3/1/51	(250,000)	(265,214)
TOTAL TBA SALE COMMITMENTS
(Proceeds $841,053)		$(841,146)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,347,010 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,033
Fidelity Securities Lending Cash Central Fund	1
Total	$2,034

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$59,458,604	$--	$59,458,604	$--
U.S. Government and Government Agency Obligations	91,327,165	--	91,327,165	--
U.S. Government Agency - Mortgage Securities	60,836,728	--	60,836,728	--
Asset-Backed Securities	616,898	--	616,898	--
Commercial Mortgage Securities	2,763,643	--	2,763,643	--
Foreign Government and Government Agency Obligations	6,094,766	--	6,094,766	--
Supranational Obligations	3,632,478	--	3,632,478	--
Bank Notes	292,396	--	292,396	--
Money Market Funds	2,502,307	2,502,307	--	--
Total Investments in Securities:	$227,524,985	$2,502,307	$225,022,678	$--
Other Financial Instruments:
TBA Sale Commitments	$(841,146)	$--	$(841,146)	$--
Total Other Financial Instruments:	$(841,146)	$--	$(841,146)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $222,849,170)	$225,022,678
Fidelity Central Funds (cost $2,502,224)	2,502,307
Total Investment in Securities (cost $225,351,394)		$227,524,985
Cash		67,242
Receivable for investments sold		142,763
Receivable for TBA sale commitments		841,053
Receivable for fund shares sold		220,846
Interest receivable		918,873
Distributions receivable from Fidelity Central Funds		190
Total assets		229,715,952
Liabilities
Payable for investments purchased
Regular delivery	$1,230,916
Delayed delivery	7,097,099
TBA sale commitments, at value	841,146
Payable for fund shares redeemed	955,725
Distributions payable	13,573
Accrued management fee	18,413
Total liabilities		10,156,872
Net Assets		$219,559,080
Net Assets consist of:
Paid in capital		$217,562,239
Total accumulated earnings (loss)		1,996,841
Net Assets		$219,559,080
Net Asset Value, offering price and redemption price per share ($219,559,080 ÷ 20,378,910 shares)		$10.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$1,431,962
Income from Fidelity Central Funds (including $1 from security lending)		2,034
Total income		1,433,996
Expenses
Management fee	$100,026
Independent trustees' fees and expenses	281
Miscellaneous	182
Total expenses before reductions	100,489
Expense reductions	(21)
Total expenses after reductions		100,468
Net investment income (loss)		1,333,528
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	144,461
Fidelity Central Funds	(120)
Total net realized gain (loss)		144,341
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,588,135)
Delayed delivery commitments	(93)
Total change in net unrealized appreciation (depreciation)		(5,588,228)
Net gain (loss)		(5,443,887)
Net increase (decrease) in net assets resulting from operations		$(4,110,359)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,333,528	$2,360,843
Net realized gain (loss)	144,341	796,583
Change in net unrealized appreciation (depreciation)	(5,588,228)	3,650,176
Net increase (decrease) in net assets resulting from operations	(4,110,359)	6,807,602
Distributions to shareholders	(2,305,003)	(2,727,013)
Share transactions
Proceeds from sales of shares	89,166,938	158,941,251
Reinvestment of distributions	2,165,282	2,523,335
Cost of shares redeemed	(34,313,156)	(73,486,609)
Net increase (decrease) in net assets resulting from share transactions	57,019,064	87,977,977
Total increase (decrease) in net assets	50,603,702	92,058,566
Net Assets
Beginning of period	168,955,378	76,896,812
End of period	$219,559,080	$168,955,378
Other Information
Shares
Sold	8,095,509	14,600,528
Issued in reinvestment of distributions	196,914	233,394
Redeemed	(3,124,496)	(6,801,441)
Net increase (decrease)	5,167,927	8,032,481

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Sustainability Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.11	$10.71	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.073	.234	.307	.058
Net realized and unrealized gain (loss)	(.282)	.453	.680	.018
Total from investment operations	(.209)	.687	.987	.076
Distributions from net investment income	(.082)	(.239)	(.295)	(.056)
Distributions from net realized gain	(.049)	(.048)	(.002)	–
Total distributions	(.131)	(.287)	(.297)	(.056)
Net asset value, end of period	$10.77	$11.11	$10.71	$10.02
Total ReturnC,D	(1.90)%	6.53%	10.04%	.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.10%G	.10%	.10%	.10%G
Expenses net of fee waivers, if any	.10%G	.10%	.10%	.10%G
Expenses net of all reductions	.10%G	.10%	.10%	.10%G
Net investment income (loss)	1.35%G	2.17%	3.03%	2.92%G
Supplemental Data
Net assets, end of period (000 omitted)	$219,559	$168,955	$76,897	$8,474
Portfolio turnover rateH	84%G	92%	89%	36%I

 A For the period June 19, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Sustainability Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,642,574
Gross unrealized depreciation	(3,359,417)
Net unrealized appreciation (depreciation)	$2,283,157
Tax cost	$225,241,735

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Sustainability Bond Index Fund	61,638,112	43,899,770

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .10% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Sustainability Bond Index Fund	$182

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Sustainability Bond Index Fund	$–	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $21.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Core Income Fund was the owner of record of approximately 12% of the total outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Sustainability Bond Index Fund	.10%
Actual		$1,000.00	$981.00	$.49
Hypothetical-C		$1,000.00	$1,024.30	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sustainability Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track and an appropriate peer group of funds with similar objectives (peer group). The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and its benchmark index and peer group for the most recent one-year period. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Sustainability Bond Index Fund

The Board considered that effective August 1, 2019, the fund's management fee rate was increased from 0.09% to 0.10%, but that the fund no longer paid operating expenses under separate agreements. The Board considered that the chart below reflects the fund's higher management fee rate for 2019, as if the higher fee rate were in effect for the entire year.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the period. The Board considered that there are no ESG funds in the Total Mapped Group and that the Total Mapped Group is dominated by bond index funds from Fidelity, among others, with lower management fees.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's unitary fee rate as well as fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for the period. The Board considered that, as noted above, there are no ESG funds in the Total Mapped Group and that the Total Mapped Group is dominated by bond index funds from Fidelity, among others, with lower management fees.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBI-I-SANN-0421
1.9887302.102

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of Fund's investments 2/28/21
0-30	16.3%
31-90	21.8%
91-180	7.2%
181-397	13.5%
> 397	41.2%

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	70.8%
Cash and Cash Equivalents	12.9%
U.S. Government and U.S. Government Agency Obligations	6.8%
Commercial Paper	5.0%
Bank Notes	4.2%
Certificates of Deposit	3.4%
Master Notes	0.6%
Net Other Assets (Liabilities)**	(3.7)%

 * Foreign investments - 25.8%

 ** Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.6%
NTT Finance Corp. 0.373% 3/3/23 (a)	$1,000,000	$1,000,149
Entertainment - 0.8%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4754% 9/1/21 (b)(c)	831,000	831,848
3% 9/15/22	500,000	520,385
		1,352,233
Media - 1.2%
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 0.6205% 3/4/22 (b)(c)	1,550,000	1,554,906
2.75% 8/16/21	350,000	354,035
		1,908,941
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	250,000	251,462

TOTAL COMMUNICATION SERVICES		4,512,785

CONSUMER DISCRETIONARY - 4.6%
Automobiles - 4.1%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	339,000	339,169
0.4% 10/21/22	231,000	231,274
2.2% 6/27/22	1,000,000	1,024,326
3.375% 12/10/21	350,000	358,462
BMV Finance NV 2.25% 8/12/22 (a)	1,050,000	1,078,501
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.6976% 8/13/21 (a)(b)(c)	750,000	751,563
2.7% 4/6/22 (a)	500,000	511,860
3.1% 4/12/21 (a)	500,000	501,540
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8651% 11/5/21 (a)(b)(c)	250,000	251,045
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	450,000	453,426
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0748% 4/9/21 (b)(c)	250,000	250,183
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	400,000	404,893
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	450,000	452,003
2.5% 9/24/21 (a)	200,000	202,414
		6,810,659
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	700,000	713,588

TOTAL CONSUMER DISCRETIONARY		7,524,247

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.4%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.6454% 8/10/22 (a)(b)(c)	375,000	375,442
0.625% 2/10/23 (a)	72,000	72,128
Walmart, Inc. 3.125% 6/23/21	200,000	201,830
		649,400
Food Products - 0.1%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	250,000	250,166
Tobacco - 1.0%
Philip Morris International, Inc.:
2.625% 2/18/22	500,000	510,440
2.9% 11/15/21	500,000	509,491
4.125% 5/17/21	633,000	638,244
		1,658,175

TOTAL CONSUMER STAPLES		2,557,741

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.1025% 5/11/23 (b)(c)	400,000	407,754
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	157,000	157,336
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.5238% 8/16/22 (b)(c)	350,000	351,517
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	61,000	60,052
		976,659
FINANCIALS - 54.2%
Banks - 34.8%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.7598% 8/27/21 (a)(b)(c)	550,000	551,392
Bank of America Corp.:
2.503% 10/21/22	800,000	811,058
2.816% 7/21/23 (b)	196,000	202,461
2.881% 4/24/23 (b)	500,000	514,284
3.004% 12/20/23 (b)	1,000,000	1,045,160
3.124% 1/20/23 (b)	706,000	722,844
3.3% 1/11/23	200,000	211,194
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.63% 9/10/21 (b)(c)	250,000	250,499
3 month U.S. LIBOR + 0.460% 0.6845% 4/13/21 (b)(c)	700,000	700,407
3 month U.S. LIBOR + 0.570% 0.821% 3/26/22 (b)(c)	300,000	301,839
1.9% 8/27/21	400,000	403,310
Bank of Nova Scotia 3 month U.S. LIBOR + 0.640% 0.8654% 3/7/22 (b)(c)	500,000	503,085
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.730% 0.954% 7/20/22 (a)(b)(c)	250,000	252,097
1.96% 7/21/21 (a)	350,000	352,150
2.5% 4/13/21 (a)	400,000	401,036
Barclays Bank PLC 1.7% 5/12/22	200,000	203,044
Barclays PLC 4.61% 2/15/23 (b)	350,000	363,363
BB&T Corp.:
2.05% 5/10/21	500,000	500,955
3.95% 3/22/22	500,000	517,581
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9506% 6/11/21 (b)(c)	500,000	500,616
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.5826% 8/7/21 (a)(b)(c)	300,000	300,451
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.5338% 1/14/22 (a)(b)(c)	700,000	701,629
3 month U.S. LIBOR + 1.220% 1.4024% 5/22/22 (a)(b)(c)	500,000	505,835
2.75% 12/2/21	500,000	509,251
3% 5/22/22 (a)	1,100,000	1,135,489
Capital One Bank NA 2.014% 1/27/23 (b)	400,000	405,811
Capital One NA 2.15% 9/6/22	873,000	895,653
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	350,000	350,431
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 1.1778% 4/25/22 (b)(c)	800,000	807,288
3 month U.S. LIBOR + 1.070% 1.2959% 12/8/21 (b)(c)	500,000	503,400
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9054% 11/4/22 (b)(c)	302,000	303,243
2.312% 11/4/22 (b)	1,600,000	1,619,533
2.35% 8/2/21	750,000	756,763
2.7% 10/27/22	303,000	314,275
3.142% 1/24/23(b)	1,000,000	1,024,412
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5134% 4/16/21 (b)(c)	1,000,000	1,002,810
3.45% 4/16/21	475,000	476,796
3.8% 9/15/22	500,000	525,045
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6553% 7/26/21 (b)(c)	350,000	350,474
3 month U.S. LIBOR + 0.640% 0.845% 2/1/22 (b)(c)	750,000	753,979
HSBC Holdings PLC:
3.262% 3/13/23 (b)	500,000	514,815
4.875% 1/14/22	500,000	519,656
Huntington National Bank 3.25% 5/14/21	350,000	351,252
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.401% 3/29/22 (b)(c)	1,500,000	1,516,455
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.3254% 6/7/21 (b)(c)	250,000	250,497
2.776% 4/25/23 (b)	900,000	924,331
3.207% 4/1/23 (b)	1,100,000	1,134,063
3.514% 6/18/22 (b)	1,100,000	1,110,426
4.35% 8/15/21	700,000	713,035
4.625% 5/10/21	250,000	252,110
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.865% 2/1/22 (b)(c)	500,000	502,747
3 month U.S. LIBOR + 0.810% 0.9924% 11/22/21 (b)(c)	250,000	251,390
Lloyds Bank PLC 3.3% 5/7/21	200,000	201,112
Lloyds Banking Group PLC:
2.858% 3/17/23 (b)	600,000	614,718
2.907% 11/7/23 (b)	600,000	623,070
3% 1/11/22	1,719,000	1,758,264
3.1% 7/6/21	700,000	706,912
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8653% 7/26/21 (b)(c)	453,000	454,111
3 month U.S. LIBOR + 0.700% 0.9254% 3/7/22 (b)(c)	250,000	251,557
3 month U.S. LIBOR + 0.860% 1.0753% 7/26/23 (b)(c)	200,000	202,801
3 month U.S. LIBOR + 0.920% 1.1024% 2/22/22 (b)(c)	500,000	504,057
3 month U.S. LIBOR + 1.060% 1.2795% 9/13/21 (b)(c)	387,000	389,062
2.19% 9/13/21	300,000	302,970
2.623% 7/18/22	500,000	515,514
2.95% 3/1/21	600,000	600,000
3.535% 7/26/21	300,000	303,927
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0634% 7/16/23 (b)(c)	500,000	503,944
3 month U.S. LIBOR + 0.940% 1.1298% 2/28/22 (b)(c)	1,050,000	1,058,982
3 month U.S. LIBOR + 1.140% 1.3595% 9/13/21 (b)(c)	350,000	352,031
2.632% 4/12/21 (a)	200,000	200,552
2.953% 2/28/22	813,000	834,117
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8254% 3/7/22 (b)(c)	300,000	301,397
NatWest Markets PLC 3.625% 9/29/22 (a)	350,000	367,412
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6604% 12/9/22 (b)(c)	700,000	701,989
1.743% 2/24/23 (b)	500,000	506,605
Rabobank Nederland 3.875% 2/8/22	150,000	155,076
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6453% 4/26/21 (b)(c)	600,000	600,421
3 month U.S. LIBOR + 0.830% 1.0548% 1/10/22 (b)(c)	250,000	251,842
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6015% 4/30/21 (b)(c)	350,000	350,226
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4929% 10/26/23 (b)(c)	950,000	954,763
3.2% 4/30/21	500,000	502,439
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.6215% 5/17/21 (a)(b)(c)	400,000	400,355
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 1.0044% 7/12/22 (b)(c)	500,000	504,794
3 month U.S. LIBOR + 1.140% 1.3634% 10/19/21 (b)(c)	350,000	352,443
2.442% 10/19/21	400,000	405,509
2.846% 1/11/22	500,000	510,949
2.934% 3/9/21	1,200,000	1,200,646
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6455% 5/24/21 (b)(c)	700,000	700,743
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.4988% 3/17/21 (b)(c)	250,000	250,043
3 month U.S. LIBOR + 0.430% 0.6506% 6/11/21 (b)(c)	350,000	350,424
3 month U.S. LIBOR + 0.530% 0.7554% 12/1/22 (b)(c)	250,000	251,890
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5106% 9/28/23 (b)(c)	464,000	466,635
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	1,200,000	1,206,396
0.25% 1/6/23	600,000	599,513
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7919% 8/2/22 (b)(c)	300,000	300,637
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.7951% 3/9/23 (b)(c)	523,000	528,094
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.4036% 1/21/22 (b)(c)	814,000	815,019
Wells Fargo & Co.:
2.1% 7/26/21	400,000	403,058
2.5% 3/4/21	547,000	547,071
4.6% 4/1/21	400,000	401,416
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.620% 0.8098% 5/27/22 (b)(c)	600,000	600,830
2.082% 9/9/22 (b)	1,000,000	1,009,222
		57,467,278
Capital Markets - 10.6%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 0.4325% 2/2/24 (b)(c)	500,000	501,150
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	2,000,000	2,004,820
2.1% 11/12/21	650,000	658,341
2.8% 4/8/22	250,000	256,888
Deutsche Bank AG New York Branch:
3.3% 11/16/22	672,000	700,672
3.375% 5/12/21	184,000	184,966
4.25% 10/14/21	940,000	960,758
5% 2/14/22	477,000	496,309
E*TRADE Financial Corp. 2.95% 8/24/22	1,295,000	1,340,727
Goldman Sachs Group, Inc. 5.75% 1/24/22	450,000	471,893
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.8665% 6/15/23 (b)(c)(d)	99,000	99,257
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	250,000	250,827
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	1,000,000	1,004,037
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.8929% 6/10/22 (b)(c)	659,000	660,160
0.529% 1/25/24 (b)	337,000	337,172
0.56% 11/10/23 (b)	410,000	410,570
2.5% 4/21/21	500,000	501,586
2.625% 11/17/21	942,000	957,674
5.5% 7/28/21	750,000	765,712
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	500,000	501,126
UBS AG London Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.360% 0.3957% 2/9/24 (a)(b)(c)	650,000	651,677
1.75% 4/21/22 (a)	350,000	355,581
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0138% 4/14/21 (a)(b)(c)	1,350,000	1,352,935
2.65% 2/1/22 (a)	1,250,000	1,276,553
3% 4/15/21 (a)	750,000	752,499
		17,453,890
Consumer Finance - 4.1%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7951% 11/5/21 (b)(c)	400,000	401,312
3 month U.S. LIBOR + 0.620% 0.802% 5/20/22 (b)(c)	350,000	352,190
2.75% 5/20/22	400,000	411,177
3.375% 5/17/21	400,000	401,538
3.7% 11/5/21	550,000	561,323
American Express Credit Corp.:
3 month U.S. LIBOR + 0.700% 0.932% 3/3/22 (b)(c)	550,000	553,383
2.25% 5/5/21	300,000	300,570
2.7% 3/3/22	300,000	306,650
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4595% 3/12/21 (b)(c)	350,000	350,033
3 month U.S. LIBOR + 0.260% 0.49% 9/10/21 (b)(c)	300,000	300,378
2.75% 3/15/22	100,000	102,550
2.875% 3/12/21	350,000	350,263
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3188% 8/13/21 (b)(c)	278,000	278,104
3 month U.S. LIBOR + 0.280% 0.5045% 4/13/21 (b)(c)	300,000	300,113
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.33% 6/13/22 (b)(c)	550,000	551,215
0.45% 7/22/22	342,000	343,113
1.15% 5/26/22	400,000	404,399
2.75% 5/17/21	500,000	502,640
		6,770,951
Diversified Financial Services - 1.3%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 0.711% 6/25/21 (a)(b)(c)	399,000	399,575
2.3% 7/1/22 (a)	500,000	513,014
BP Capital Markets America, Inc.:
3.245% 5/6/22	1,000,000	1,034,257
4.742% 3/11/21	242,000	242,257
		2,189,103
Insurance - 3.4%
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (a)(b)(c)	350,000	350,372
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6204% 1/13/23 (a)(b)(c)	1,142,000	1,149,469
3.875% 4/11/22 (a)	150,000	155,959
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.5981% 1/17/23 (a)(b)(c)	1,400,000	1,409,263
0.55% 7/13/22 (a)	450,000	451,700
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5036% 1/21/22 (a)(b)(c)	250,000	250,620
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	279,000	279,677
3 month U.S. LIBOR + 0.320% 0.5126% 8/6/21 (a)(b)(c)	118,000	118,151
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.220% 0.28% 2/2/23 (a)(b)(c)	650,000	650,273
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.771% 6/28/21 (a)(b)(c)	600,000	601,012
Prudential Financial, Inc. 4.5% 11/16/21	100,000	102,958
		5,519,454

TOTAL FINANCIALS		89,400,676

HEALTH CARE - 1.6%
Biotechnology - 0.2%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 0.8324% 11/21/22 (b)(c)	350,000	352,740
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	46,000	46,197
		398,937
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	171,000	175,928
Health Care Providers & Services - 0.5%
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (b)(c)	250,000	250,038
UnitedHealth Group, Inc. 3.15% 6/15/21	500,000	504,162
		754,200
Pharmaceuticals - 0.8%
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.881% 6/25/21 (a)(b)(c)	400,000	400,562
Bristol-Myers Squibb Co.:
2.55% 5/14/21	500,000	502,239
2.6% 5/16/22	400,000	411,248
		1,314,049

TOTAL HEALTH CARE		2,643,114

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	450,000	452,399
The Boeing Co. 1.167% 2/4/23	274,000	275,160
		727,559
Industrial Conglomerates - 0.8%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.5626% 8/8/22 (b)(c)	720,000	723,171
0.483% 8/19/22	600,000	600,745
		1,323,916
Machinery - 2.0%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (b)(c)	249,000	249,296
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (b)(c)	642,000	643,069
3 month U.S. LIBOR + 0.230% 0.4465% 3/15/21 (b)(c)	350,000	350,035
3 month U.S. LIBOR + 0.300% 0.5259% 3/8/21 (b)(c)	274,000	274,017
3 month U.S. LIBOR + 0.390% 0.5815% 5/17/21 (b)(c)	350,000	350,261
0.25% 3/1/23	500,000	499,442
0.95% 5/13/22	400,000	403,204
1.9% 9/6/22	200,000	204,914
2.65% 5/17/21	182,000	182,931
2.9% 3/15/21	200,000	200,196
		3,357,365
Road & Rail - 0.2%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	300,000	299,782

TOTAL INDUSTRIALS		5,708,622

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
IBM Corp. 2.85% 5/13/22	200,000	206,237
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp. 2.2% 9/16/21	450,000	453,855

TOTAL INFORMATION TECHNOLOGY		660,092

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group LP 2.35% 1/30/22	500,000	506,547
UTILITIES - 1.4%
Electric Utilities - 0.9%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	258,000	258,011
Georgia Power Co. 2.4% 4/1/21	400,000	400,000
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	500,000	500,175
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	145,000	145,134
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	233,000	233,179
		1,536,499
Gas Utilities - 0.0%
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	72,000	72,015
Multi-Utilities - 0.5%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.651% 6/25/21 (b)(c)	550,000	550,678
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	186,000	186,398
		737,076

TOTAL UTILITIES		2,345,590

TOTAL NONCONVERTIBLE BONDS
(Cost $116,604,718)		116,836,073

U.S. Government and Government Agency Obligations - 6.8%
U.S. Government Agency Obligations - 0.2%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.21% 7/8/22 (b)(c)	400,000	400,727
U.S. Treasury Obligations - 6.6%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.169% 4/30/21 (b)(c)	$500,000	$500,071
0.125% 5/31/22	1,813,000	1,813,283
0.125% 6/30/22	2,539,000	2,539,886
0.125% 12/31/22	2,300,000	2,299,910
1.75% 7/31/21	1,877,000	1,890,271
1.875% 11/30/21	1,794,000	1,818,317

TOTAL U.S. TREASURY OBLIGATIONS		10,861,738

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,245,910)		11,262,465

Bank Notes - 4.2%
Capital One NA 2.95% 7/23/21	400,000	403,332
Fifth Third Bank, Cincinnati 2.25% 6/14/21	600,000	602,441
KeyBank NA:
3.3% 2/1/22	500,000	513,781
3.35% 6/15/21	250,000	252,233
MUFG Union Bank NA 3.15% 4/1/22	500,000	513,961
PNC Bank NA 2.15% 4/29/21	364,000	364,556
RBS Citizens NA 2.55% 5/13/21	500,000	501,324
Svenska Handelsbanken AB 3.35% 5/24/21	350,000	352,508
Truist Bank:
2.8% 5/17/22	1,100,000	1,131,224
2.85% 4/1/21	400,000	400,000
3.502% 8/2/22 (b)	500,000	506,512
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	650,000	658,284
3.45% 11/16/21	400,000	408,080
Wells Fargo Bank NA 3.625% 10/22/21	350,000	356,522
TOTAL BANK NOTES
(Cost $6,951,274)		6,964,758

Certificates of Deposit - 3.4%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3913% 7/15/21 (b)(c)	500,000	500,316
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	600,000	600,139
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	600,000	600,128
0.29% 6/9/21	500,000	500,180
Royal Bank of Canada yankee 0.000% x 3 month U.S. LIBOR 0.1814% 11/16/21 (b)(c)	800,000	800,000
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	600,000	600,120
0.26% 6/7/21	700,000	700,202
0.27% 5/10/21	600,000	600,167
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	600,000	600,175
TOTAL CERTIFICATES OF DEPOSIT
(Cost $5,500,000)		5,501,427

Commercial Paper - 5.0%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.28% 4/7/21 (a)	700,000	699,889
HSBC U.S.A., Inc.:
yankee:
0.3% 11/19/21	800,000	797,937
0.4% 10/5/21	700,000	698,474
0.4% 2/4/22	600,000	597,913
0.42% 8/23/21	600,000	598,974
0.38% 5/21/21	600,000	599,639
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	600,000	599,993
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	600,000	599,996
0.255% 3/18/21	700,000	699,967
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.314% 7/20/21 (b)(c)	500,000	500,232
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.34% 6/10/21 (b)(c)	350,000	350,124
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.4038% 7/14/21 (b)(c)	350,000	350,181
yankee 0% 6/23/21	400,000	399,774
Westpac Banking Corp. 3 month U.S. LIBOR + 0.010% 0.1924% 11/22/21 (b)(c)	800,000	800,000
TOTAL COMMERCIAL PAPER
(Cost $8,291,683)		8,293,093

Master Notes - 0.6%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21 (b)(c)(e)
(Cost $1,000,000)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 12.9%
Fidelity Cash Central Fund 0.07% (f)
(Cost $21,298,742)	21,294,483	21,298,742
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $170,892,327)		171,156,558
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(6,125,578)
NET ASSETS - 100%		$165,030,980

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,983,229 or 13.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 0.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21	11/30/20	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,558
Total	$8,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $18,672,622. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $51,796,406 and $49,170,286, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$116,836,073	$--	$116,736,816	$99,257
U.S. Government and Government Agency Obligations	11,262,465	--	11,262,465	--
Bank Notes	6,964,758	--	6,964,758	--
Certificates of Deposit	5,501,427	--	5,501,427	--
Commercial Paper	8,293,093	--	8,293,093	--
Master Notes	1,000,000	--	1,000,000	--
Money Market Funds	21,298,742	21,298,742	--	--
Total Investments in Securities:	$171,156,558	$21,298,742	$149,758,559	$99,257

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	74.2%
Japan	6.3%
Canada	4.8%
United Kingdom	4.5%
France	2.5%
Switzerland	2.1%
Netherlands	2.0%
Bailiwick of Guernsey	1.2%
Sweden	1.1%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $149,593,585)	$149,857,816
Fidelity Central Funds (cost $21,298,742)	21,298,742
Total Investment in Securities (cost $170,892,327)		$171,156,558
Cash		205,969
Receivable for fund shares sold		369,218
Interest receivable		533,267
Distributions receivable from Fidelity Central Funds		1,275
Total assets		172,266,287
Liabilities
Payable for investments purchased	$7,095,137
Payable for fund shares redeemed	140,104
Distributions payable	66
Total liabilities		7,235,307
Net Assets		$165,030,980
Net Assets consist of:
Paid in capital		$164,762,039
Total accumulated earnings (loss)		268,941
Net Assets		$165,030,980
Net Asset Value, offering price and redemption price per share ($165,030,980 ÷ 16,453,484 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$442,767
Income from Fidelity Central Funds		8,558
Total income		451,325
Expenses
Independent trustees' fees and expenses	$203
Miscellaneous	131
Total expenses before reductions	334
Expense reductions	(36)
Total expenses after reductions		298
Net investment income (loss)		451,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,881
Fidelity Central Funds	(61)
Total net realized gain (loss)		10,820
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(138,608)
Fidelity Central Funds	61
Total change in net unrealized appreciation (depreciation)		(138,547)
Net gain (loss)		(127,727)
Net increase (decrease) in net assets resulting from operations		$323,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$451,027	$1,568,296
Net realized gain (loss)	10,820	21,736
Change in net unrealized appreciation (depreciation)	(138,547)	307,391
Net increase (decrease) in net assets resulting from operations	323,300	1,897,423
Distributions to shareholders	(477,196)	(1,568,473)
Share transactions
Proceeds from sales of shares	65,619,143	97,485,397
Reinvestment of distributions	476,600	1,228,909
Cost of shares redeemed	(24,217,991)	(51,328,526)
Net increase (decrease) in net assets resulting from share transactions	41,877,752	47,385,780
Total increase (decrease) in net assets	41,723,856	47,714,730
Net Assets
Beginning of period	123,307,124	75,592,394
End of period	$165,030,980	$123,307,124
Other Information
Shares
Sold	6,540,744	9,752,362
Issued in reinvestment of distributions	47,534	122,833
Redeemed	(2,413,973)	(5,145,292)
Net increase (decrease)	4,174,305	4,729,903

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Conservative Income Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.01	$10.02	$10.00
Income from Investment Operations
Net investment income (loss)B	.032	.169	.275	.059
Net realized and unrealized gain (loss)	(.008)	.039	.002	.007
Total from investment operations	.024	.208	.277	.066
Distributions from net investment income	(.032)	(.178)	(.287)	(.046)
Distributions from net realized gain	(.002)	–	–	–
Total distributions	(.034)	(.178)	(.287)	(.046)
Net asset value, end of period	$10.03	$10.04	$10.01	$10.02
Total ReturnC,D	.24%	2.10%	2.80%	.66%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	-%	- %H
Expenses net of all reductionsG	- %H	-%	-%	- %H
Net investment income (loss)	.64%H	1.69%	2.76%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$165,031	$123,307	$75,592	$50,887
Portfolio turnover rateI	37%H	44%	12%	10%H,J

 A For the period May 31, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Flex Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$283,696
Gross unrealized depreciation	(19,465)
Net unrealized appreciation (depreciation)	$264,231
Tax cost	$170,892,327

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Bond Fund	52,739,741	14,870,689

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Flex Conservative Income Bond Fund	$131

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $36.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Flex Conservative Income Bond Fund	- %-C
Actual		$1,000.00	$1,002.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively through certain Fidelity fee-based accounts and advisory programs. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR is indirectly compensated for its services out of Fidelity fee-based account and advisory program fees. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

The Board annually engages one of the auditors to Fidelity and certain Fidelity funds as part of the Board's assessment of Fidelity's profitability analysis. This engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering the auditor's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZCI-SANN-0421
1.9887610.102

Fidelity® Series Corporate Bond Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	3.6%
AA	1.2%
A	18.4%
BBB	61.2%
BB and Below	9.8%
Short-Term Investments and Net Other Assets	5.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	89.9%
U.S. Government and U.S. Government Agency Obligations	3.6%
Other Investments	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 19.5%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.:
2.25% 2/1/32	$650,000	$624,094
3.65% 6/1/51	1,900,000	1,841,499
3.65% 9/15/59 (a)	223,000	205,606
3.8% 12/1/57 (a)	1,354,000	1,287,275
4.35% 3/1/29	900,000	1,037,455
4.9% 6/15/42	250,000	294,630
Level 3 Financing, Inc. 3.4% 3/1/27 (a)	670,000	728,625
NTT Finance Corp. 1.591% 4/3/28 (a)	1,950,000	1,937,068
Verizon Communications, Inc.:
3.15% 3/22/30	47,000	50,411
4% 3/22/50	1,500,000	1,639,014
4.016% 12/3/29	1,250,000	1,432,702
		11,078,379
Entertainment - 0.5%
The Walt Disney Co.:
3.8% 3/22/30	600,000	687,064
4.7% 3/23/50	700,000	896,050
4.75% 9/15/44	320,000	407,898
		1,991,012
Interactive Media & Services - 0.1%
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	260,000	282,750
Media - 3.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
5.05% 3/30/29	1,600,000	1,877,492
5.75% 4/1/48	900,000	1,109,534
Comcast Corp.:
4.15% 10/15/28	1,075,000	1,250,355
4.7% 10/15/48	500,000	634,320
4.95% 10/15/58	1,510,000	2,052,785
COX Communications, Inc.:
1.8% 10/1/30 (a)	740,000	707,535
3.15% 8/15/24 (a)	100,000	107,577
Discovery Communications LLC:
3.625% 5/15/30	1,583,000	1,741,125
3.95% 3/20/28	600,000	669,921
Fox Corp.:
4.03% 1/25/24	3,000	3,280
4.709% 1/25/29	4,000	4,694
5.476% 1/25/39	504,000	647,110
5.576% 1/25/49	3,000	3,949
Time Warner Cable LLC:
5.875% 11/15/40	1,200,000	1,527,787
7.3% 7/1/38	500,000	714,671
		13,052,135
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. 5% 3/15/44	270,000	344,949
T-Mobile U.S.A., Inc.:
3.5% 4/15/25 (a)	650,000	702,800
3.75% 4/15/27 (a)	3,950,000	4,351,004
Vodafone Group PLC:
4.375% 5/30/28	700,000	820,213
5.25% 5/30/48	1,000,000	1,296,519
		7,515,485

TOTAL COMMUNICATION SERVICES		33,919,761

CONSUMER DISCRETIONARY - 5.0%
Automobiles - 1.9%
Daimler Finance North America LLC 3.35% 2/22/23 (a)	650,000	685,647
General Motors Co. 5.95% 4/1/49	1,300,000	1,697,823
General Motors Financial Co., Inc.:
3.55% 7/8/22	450,000	466,652
4.15% 6/19/23	1,000,000	1,075,166
5.2% 3/20/23	152,000	165,742
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	750,000	742,105
3.125% 5/12/23 (a)	200,000	210,777
4.75% 11/13/28 (a)	1,900,000	2,243,332
		7,287,244
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.:
3.625% 9/1/49	600,000	643,041
4.875% 12/9/45	470,000	592,618
Starbucks Corp.:
3.55% 8/15/29	2,100,000	2,354,588
3.8% 8/15/25	580,000	647,452
4% 11/15/28	100,000	116,056
		4,353,755
Household Durables - 0.2%
D.R. Horton, Inc. 2.5% 10/15/24	829,000	877,347
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	193,934
Multiline Retail - 0.3%
Dollar Tree, Inc.:
4% 5/15/25	500,000	556,272
4.2% 5/15/28	375,000	429,900
		986,172
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	2,313,000	2,321,188
AutoNation, Inc. 4.75% 6/1/30	20,000	23,581
AutoZone, Inc. 3.125% 4/18/24	600,000	643,794
O'Reilly Automotive, Inc.:
3.55% 3/15/26	75,000	83,134
4.2% 4/1/30	800,000	923,253
4.35% 6/1/28	75,000	87,110
Ross Stores, Inc. 1.875% 4/15/31	600,000	578,765
The Home Depot, Inc.:
1.375% 3/15/31	575,000	545,262
2.375% 3/15/51	575,000	512,388
		5,718,475

TOTAL CONSUMER DISCRETIONARY		19,416,927

CONSUMER STAPLES - 6.3%
Beverages - 1.8%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	2,300,000	2,766,406
Anheuser-Busch InBev Worldwide, Inc.:
4.439% 10/6/48	500,000	567,734
4.5% 6/1/50	325,000	374,770
4.6% 4/15/48	700,000	812,125
4.9% 1/23/31	525,000	642,385
Constellation Brands, Inc. 2.875% 5/1/30	470,000	494,287
Molson Coors Beverage Co. 3% 7/15/26	1,141,000	1,229,151
		6,886,858
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	138,000	145,185
Costco Wholesale Corp.:
1.375% 6/20/27	114,000	114,852
1.6% 4/20/30	700,000	684,361
1.75% 4/20/32	251,000	245,873
		1,190,271
Food Products - 1.1%
Conagra Brands, Inc. 4.6% 11/1/25	70,000	80,469
JBS U.S.A. Lux SA / JBS Food Co. 5.5% 1/15/30 (a)	1,600,000	1,792,000
Kraft Heinz Foods Co. 3.75% 4/1/30	740,000	808,711
Smithfield Foods, Inc. 3% 10/15/30 (a)	1,432,000	1,459,767
		4,140,947
Tobacco - 3.1%
Altria Group, Inc.:
3.4% 2/4/41	1,180,000	1,107,354
4.25% 8/9/42	14,000	14,607
4.8% 2/14/29	612,000	717,668
BAT Capital Corp.:
2.259% 3/25/28	1,225,000	1,225,192
3.557% 8/15/27	1,800,000	1,954,820
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (a)	500,000	540,317
3.75% 7/21/22 (a)	900,000	933,452
4.25% 7/21/25 (a)	3,200,000	3,562,766
Reynolds American, Inc. 4.45% 6/12/25	1,725,000	1,925,961
		11,982,137

TOTAL CONSUMER STAPLES		24,200,213

ENERGY - 8.6%
Oil, Gas & Consumable Fuels - 8.6%
Boardwalk Pipelines LP 3.375% 2/1/23	100,000	103,999
Canadian Natural Resources Ltd.:
2.95% 7/15/30	472,000	484,085
6.25% 3/15/38	725,000	940,272
Cenovus Energy, Inc.:
3.8% 9/15/23	160,000	169,053
4.25% 4/15/27	3,350,000	3,669,222
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	485,000	558,819
DCP Midstream Operating LP:
3.875% 3/15/23	500,000	515,000
5.125% 5/15/29	2,200,000	2,331,384
Enbridge, Inc. 4.5% 6/10/44	250,000	278,999
Energy Transfer Partners LP:
3.75% 5/15/30	2,554,000	2,699,660
4.25% 3/15/23	450,000	476,831
4.95% 6/15/28	650,000	740,932
Enterprise Products Operating LP 5.1% 2/15/45	375,000	456,064
Equinor ASA:
1.75% 1/22/26	61,000	62,889
2.375% 5/22/30	550,000	562,352
Hess Corp.:
4.3% 4/1/27	2,000,000	2,220,533
6% 1/15/40	575,000	707,596
Magellan Midstream Partners LP 3.25% 6/1/30	500,000	536,868
Marathon Petroleum Corp. 4.75% 9/15/44	300,000	339,887
MPLX LP:
1.75% 3/1/26	1,073,000	1,081,261
2.65% 8/15/30	702,000	698,518
Occidental Petroleum Corp.:
2.9% 8/15/24	83,000	80,774
3.2% 8/15/26	11,000	10,535
3.4% 4/15/26	2,250,000	2,184,615
4.3% 8/15/39	5,000	4,438
4.4% 8/15/49	5,000	4,403
Ovintiv, Inc.:
5.15% 11/15/41	136,000	140,130
8.125% 9/15/30	409,000	543,376
Petroleos Mexicanos:
4.5% 1/23/26	1,000,000	984,000
6.49% 1/23/27	75,000	78,469
6.875% 8/4/26	75,000	80,066
Phillips 66 Co.:
3.7% 4/6/23	227,000	241,736
4.875% 11/15/44	300,000	366,663
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	97,000	100,745
4.65% 10/15/25	1,119,000	1,240,866
Sunoco Logistics Partner Operations LP 4.25% 4/1/24	525,000	568,639
The Williams Companies, Inc.:
3.5% 11/15/30	913,000	991,753
4.55% 6/24/24	400,000	444,596
Total Capital International SA 3.127% 5/29/50	800,000	781,851
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	25,000	26,781
Valero Energy Corp.:
1.2% 3/15/24	736,000	742,310
2.85% 4/15/25	1,821,000	1,921,583
Western Gas Partners LP:
4.35% 2/1/25	750,000	767,715
5.3% 2/1/30	670,000	726,126
5.375% 6/1/21	700,000	700,000
		33,366,394
FINANCIALS - 28.7%
Banks - 16.4%
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	273,430
4.75% 10/12/23 (a)	1,000,000	1,098,890
Banco Santander SA 2.749% 12/3/30	1,000,000	992,515
Bank Ireland Group PLC 4.5% 11/25/23 (a)	200,000	218,616
Bank of America Corp.:
2.456% 10/22/25 (b)	625,000	661,016
2.676% 6/19/41 (b)	1,030,000	998,558
3.004% 12/20/23 (b)	450,000	470,322
3.95% 4/21/25	1,100,000	1,217,400
4.271% 7/23/29 (b)	700,000	811,879
Barclays PLC:
1.007% 12/10/24 (b)	307,000	308,572
2.645% 6/24/31 (b)	450,000	453,837
3.65% 3/16/25	1,000,000	1,083,864
BNP Paribas SA:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.000% 1.323% 1/13/27 (a)(b)(c)	1,182,000	1,170,777
3.052% 1/13/31 (a)(b)	875,000	926,288
4.625% 3/13/27 (a)	450,000	518,308
BPCE SA:
2.277% 1/20/32 (a)(b)	600,000	595,875
2.375% 1/14/25 (a)	1,400,000	1,461,889
4.875% 4/1/26 (a)	200,000	230,494
CIT Group, Inc. 5% 8/1/23	325,000	354,656
Citigroup, Inc.:
2.876% 7/24/23 (b)	750,000	774,850
4.075% 4/23/29 (b)	1,600,000	1,822,239
4.4% 6/10/25	400,000	449,265
4.45% 9/29/27	1,200,000	1,384,331
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	2,015,000	2,013,339
Credit Agricole SA 2.811% 1/11/41 (a)	444,000	423,361
Danske Bank A/S:
1.171% 12/8/23 (a)(b)	1,050,000	1,056,339
3.001% 9/20/22 (a)(b)	540,000	546,755
Discover Bank 2.45% 9/12/24	350,000	369,253
Fifth Third Bancorp:
2.55% 5/5/27	568,000	604,910
8.25% 3/1/38	300,000	497,072
HSBC Holdings PLC:
2.357% 8/18/31 (b)	1,002,000	995,821
2.848% 6/4/31 (b)	1,800,000	1,860,451
Intesa Sanpaolo SpA 5.71% 1/15/26 (a)	719,000	810,156
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	104,000	108,664
3.882% 7/24/38 (b)	2,725,000	3,127,875
4.203% 7/23/29 (b)	600,000	694,453
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	200,000	202,052
4.65% 3/24/26	1,000,000	1,137,204
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	940,000	947,987
Mizuho Financial Group, Inc. 1.234% 5/22/27 (b)	1,900,000	1,880,041
Rabobank Nederland:
3.75% 7/21/26	300,000	333,488
4.625% 12/1/23	750,000	829,664
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	228,000	236,033
5.125% 5/28/24	1,220,000	1,363,841
6% 12/19/23	1,400,000	1,588,237
Santander Holdings U.S.A., Inc. 3.45% 6/2/25	4,750,000	5,105,720
Societe Generale:
1.488% 12/14/26 (a)(b)	3,300,000	3,279,727
3% 1/22/30 (a)	430,000	447,415
3.625% 3/1/41 (a)	1,300,000	1,298,371
3.875% 3/28/24 (a)	700,000	761,240
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	630,000	683,268
Sumitomo Mitsui Financial Group, Inc. 0.948% 1/12/26	1,150,000	1,133,375
SVB Financial Group 3.125% 6/5/30	170,000	183,012
Truist Bank 3.2% 4/1/24	100,000	107,824
Wells Fargo & Co.:
2.164% 2/11/26 (b)	6,380,000	6,634,456
2.393% 6/2/28 (b)	800,000	830,888
4.478% 4/4/31 (b)	1,000,000	1,182,062
5.013% 4/4/51 (b)	700,000	936,112
Zions Bancorp NA 3.25% 10/29/29	850,000	882,380
		63,370,717
Capital Markets - 4.5%
Ares Capital Corp.:
2.15% 7/15/26	750,000	740,775
3.25% 7/15/25	575,000	602,709
3.875% 1/15/26	240,000	256,443
4.25% 3/1/25	75,000	81,082
Blackstone Holdings Finance Co. LLC 2.8% 9/30/50 (a)	523,000	491,555
Credit Suisse Group AG:
1.305% 2/2/27 (a)(b)	800,000	788,612
3.75% 3/26/25	1,150,000	1,260,218
4.194% 4/1/31 (a)(b)	800,000	911,797
Deutsche Bank AG New York Branch:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.000% 2.222% 9/18/24 (b)	1,000,000	1,029,062
2.129% 11/24/26 (b)	1,000,000	1,011,332
4.25% 10/14/21	500,000	511,042
Goldman Sachs Group, Inc. 4.223% 5/1/29 (b)	900,000	1,037,357
Moody's Corp.:
2.55% 8/18/60	1,855,000	1,550,849
3.25% 5/20/50	57,000	57,747
Morgan Stanley:
1.794% 2/13/32 (b)	740,000	710,102
4.35% 9/8/26	1,085,000	1,246,579
4.431% 1/23/30 (b)	111,000	129,984
5% 11/24/25	552,000	644,381
State Street Corp. 2.2% 3/3/31	2,250,000	2,243,385
UBS Group AG:
2.095% 2/11/32 (a)(b)	1,550,000	1,519,606
3.126% 8/13/30 (a)(b)	613,000	660,505
		17,485,122
Consumer Finance - 3.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.125% 7/3/23	850,000	904,132
Ally Financial, Inc.:
1.45% 10/2/23	69,000	70,161
4.125% 2/13/22	700,000	723,690
Capital One Financial Corp.:
3.2% 2/5/25	2,700,000	2,907,235
3.8% 1/31/28	11,000	12,364
3.9% 1/29/24	124,000	134,886
Discover Financial Services:
3.75% 3/4/25	600,000	655,295
4.1% 2/9/27	39,000	44,060
Ford Motor Credit Co. LLC:
3.096% 5/4/23	1,300,000	1,320,280
3.813% 10/12/21	500,000	505,918
4.271% 1/9/27	400,000	423,000
5.596% 1/7/22	700,000	721,000
GE Capital International Funding Co. 4.418% 11/15/35	1,500,000	1,713,058
Synchrony Financial:
3.95% 12/1/27	75,000	82,609
4.25% 8/15/24	858,000	942,020
4.375% 3/19/24	407,000	446,713
		11,606,421
Diversified Financial Services - 1.4%
Athene Global Funding 1.45% 1/8/26 (a)	1,150,000	1,145,081
Brixmor Operating Partnership LP:
3.85% 2/1/25	100,000	108,827
4.05% 7/1/30	148,000	163,899
DH Europe Finance II SARL:
2.6% 11/15/29	531,000	554,836
3.4% 11/15/49	650,000	690,815
Equitable Holdings, Inc. 4.35% 4/20/28	700,000	799,475
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	152,885
Voya Financial, Inc.:
3.125% 7/15/24	75,000	80,915
3.65% 6/15/26	1,350,000	1,518,266
		5,214,999
Insurance - 3.4%
AIA Group Ltd.:
3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	200,000	199,868
3.2% 9/16/40 (a)	950,000	949,468
3.6% 4/9/29 (a)	1,515,000	1,667,857
American International Group, Inc.:
3.4% 6/30/30	700,000	767,491
3.9% 4/1/26	950,000	1,064,507
Brown & Brown, Inc. 2.375% 3/15/31	356,000	355,970
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	324,000	316,179
3.075% 9/17/51 (a)	540,000	539,474
Five Corners Funding Trust II 2.85% 5/15/30 (a)	890,000	945,189
Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	400,000	501,078
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,025,000	1,216,887
Marsh & McLennan Companies, Inc.:
3.875% 3/15/24	11,000	12,066
4.375% 3/15/29	10,000	11,771
4.9% 3/15/49	834,000	1,112,461
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	350,000	366,035
New York Life Insurance Co. 4.45% 5/15/69 (a)	54,000	67,114
Pacific LifeCorp 3.35% 9/15/50 (a)	700,000	726,926
Principal Financial Group, Inc. 3.7% 5/15/29	96,000	108,251
Reliance Standard Life Global Funding II 2.75% 5/7/25 (a)	478,000	504,002
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	687,600
Unum Group 4.5% 3/15/25	681,000	763,291
Willis Group North America, Inc. 3.6% 5/15/24	186,000	202,115
		13,085,600

TOTAL FINANCIALS		110,762,859

HEALTH CARE - 9.3%
Biotechnology - 2.4%
AbbVie, Inc.:
2.95% 11/21/26	875,000	945,991
4.25% 11/21/49	700,000	808,128
4.5% 5/14/35	3,150,000	3,794,452
4.55% 3/15/35	75,000	90,406
Amgen, Inc. 3.375% 2/21/50	700,000	718,790
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	1,825,000	1,833,351
3.468% 12/1/50 (a)	525,000	536,121
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	400,000	379,314
		9,106,553
Health Care Equipment & Supplies - 0.3%
Becton, Dickinson & Co. 2.823% 5/20/30	750,000	791,195
Boston Scientific Corp. 2.65% 6/1/30	500,000	517,659
		1,308,854
Health Care Providers & Services - 2.9%
Anthem, Inc. 2.25% 5/15/30	700,000	705,333
Centene Corp.:
3% 10/15/30	500,000	507,850
4.25% 12/15/27	125,000	130,156
4.625% 12/15/29	195,000	210,405
Cigna Corp.:
3.4% 9/17/21	18,000	18,313
3.4% 3/15/50	500,000	509,579
4.125% 11/15/25	4,000	4,515
4.375% 10/15/28	561,000	654,405
4.8% 8/15/38	1,907,000	2,359,006
4.9% 12/15/48	7,000	8,847
CVS Health Corp.:
4.78% 3/25/38	1,300,000	1,584,475
5.05% 3/25/48	350,000	442,044
HCA Holdings, Inc.:
5.125% 6/15/39	1,217,000	1,502,762
5.25% 6/15/49	240,000	300,975
UnitedHealth Group, Inc. 4.75% 7/15/45	950,000	1,223,666
Universal Health Services, Inc. 2.65% 10/15/30 (a)	954,000	943,277
		11,105,608
Pharmaceuticals - 3.7%
AstraZeneca PLC 6.45% 9/15/37	1,435,000	2,129,312
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (a)	1,050,000	1,182,547
4.875% 6/25/48 (a)	650,000	811,002
Bristol-Myers Squibb Co.:
3.2% 6/15/26	479,000	527,353
3.9% 2/20/28	460,000	528,955
4.125% 6/15/39	138,000	166,238
4.25% 10/26/49	480,000	584,269
4.55% 2/20/48	425,000	536,561
Elanco Animal Health, Inc.:
4.912% 8/27/21 (b)	100,000	101,375
5.272% 8/28/23 (b)	700,000	752,500
5.9% 8/28/28 (b)	575,000	667,000
Mylan NV:
4.55% 4/15/28	1,004,000	1,164,477
5.25% 6/15/46	650,000	788,819
Perrigo Finance PLC 3.15% 6/15/30	600,000	616,657
Viatris, Inc.:
1.65% 6/22/25 (a)	3,427,000	3,479,148
2.7% 6/22/30 (a)	28,000	28,380
4% 6/22/50 (a)	105,000	109,026
		14,173,619

TOTAL HEALTH CARE		35,694,634

INDUSTRIALS - 6.1%
Aerospace & Defense - 2.0%
BAE Systems PLC:
1.9% 2/15/31 (a)	520,000	503,762
3% 9/15/50 (a)	433,000	416,679
Northrop Grumman Corp. 4.03% 10/15/47	1,225,000	1,396,902
The Boeing Co.:
2.196% 2/4/26	1,200,000	1,202,499
2.75% 2/1/26	900,000	932,173
3.75% 2/1/50	1,150,000	1,121,108
5.04% 5/1/27	900,000	1,037,280
5.15% 5/1/30	885,000	1,031,257
		7,641,660
Airlines - 0.6%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	199,405	180,825
Delta Air Lines, Inc. 3.4% 4/19/21	500,000	501,089
Southwest Airlines Co.:
5.125% 6/15/27	475,000	556,537
5.25% 5/4/25	680,000	778,984
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	157,738	151,099
United Airlines, Inc. 4.55% 2/25/33	181,314	185,508
		2,354,042
Building Products - 0.2%
Carrier Global Corp. 2.7% 2/15/31	900,000	927,541
Electrical Equipment - 0.0%
Rockwell Automation, Inc. 3.5% 3/1/29	70,000	79,168
Industrial Conglomerates - 0.8%
General Electric Co.:
3.45% 5/1/27	31,000	34,047
4.35% 5/1/50	391,000	434,843
5.875% 1/14/38	475,000	623,554
Roper Technologies, Inc. 2% 6/30/30	2,035,000	2,002,907
		3,095,351
Machinery - 0.7%
Caterpillar, Inc. 3.25% 9/19/49	895,000	956,856
Ingersoll-Rand Luxembourg Finance SA:
3.5% 3/21/26	900,000	991,807
4.5% 3/21/49	300,000	370,886
Westinghouse Air Brake Co. 3.2% 6/15/25	385,000	410,579
		2,730,128
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (a)	25,000	25,606
Leidos, Inc.:
2.95% 5/15/23 (a)	92,000	96,479
3.625% 5/15/25 (a)	70,000	77,419
		199,504
Road & Rail - 0.9%
Burlington Northern Santa Fe LLC 4.7% 9/1/45	500,000	635,974
CSX Corp. 4.3% 3/1/48	1,125,000	1,332,235
Norfolk Southern Corp. 3.155% 5/15/55	516,000	506,751
Union Pacific Corp. 3.25% 2/5/50	800,000	826,051
		3,301,011
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.25% 1/15/23	25,000	25,665
2.3% 2/1/25	850,000	868,553
3.5% 1/15/22	100,000	102,634
4.25% 2/1/24	364,000	397,044
		1,393,896
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (a)	1,700,000	1,805,357

TOTAL INDUSTRIALS		23,527,658

INFORMATION TECHNOLOGY - 4.0%
Electronic Equipment & Components - 1.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (a)	2,125,000	2,547,162
6.2% 7/15/30 (a)	950,000	1,206,988
		3,754,150
IT Services - 0.1%
Fiserv, Inc. 3.5% 7/1/29	271,000	298,657
The Western Union Co. 2.85% 1/10/25	59,000	62,509
		361,166
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom, Inc.:
1.95% 2/15/28 (a)	854,000	841,876
2.45% 2/15/31 (a)	460,000	446,727
2.6% 2/15/33 (a)	1,617,000	1,552,482
3.5% 2/15/41 (a)	371,000	369,720
3.75% 2/15/51 (a)	174,000	171,572
Microchip Technology, Inc. 0.972% 2/15/24 (a)	1,100,000	1,103,966
Micron Technology, Inc.:
2.497% 4/24/23	160,000	166,666
4.185% 2/15/27	1,250,000	1,422,971
4.64% 2/6/24	942,000	1,040,018
NVIDIA Corp. 3.7% 4/1/60	1,650,000	1,840,468
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (a)	375,000	396,550
		9,353,016
Software - 0.1%
Oracle Corp. 4% 11/15/47	375,000	416,293
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.8% 2/8/61	700,000	638,463
3.85% 8/4/46	800,000	915,853
		1,554,316

TOTAL INFORMATION TECHNOLOGY		15,438,941

MATERIALS - 1.3%
Chemicals - 1.3%
International Flavors & Fragrances, Inc. 5% 9/26/48	850,000	1,084,052
LYB International Finance II BV 3.5% 3/2/27	550,000	604,758
LYB International Finance III LLC:
2.25% 10/1/30	321,000	318,953
2.875% 5/1/25	650,000	691,755
Sherwin-Williams Co. 4.5% 6/1/47	375,000	453,521
The Dow Chemical Co.:
3.625% 5/15/26	625,000	694,312
4.55% 11/30/25	18,000	20,659
Westlake Chemical Corp. 3.375% 6/15/30	900,000	963,239
		4,831,249
Containers & Packaging - 0.0%
Avery Dennison Corp. 4.875% 12/6/28	50,000	59,635

TOTAL MATERIALS		4,890,884

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.9%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	950,000	895,459
3% 5/18/51	1,195,000	1,142,086
American Campus Communities Operating Partnership LP 3.875% 1/30/31	339,000	375,826
American Tower Corp.:
2.1% 6/15/30	350,000	343,230
2.4% 3/15/25	800,000	837,953
Camden Property Trust 2.8% 5/15/30	58,000	61,430
Corporate Office Properties LP 2.25% 3/15/26	52,000	53,324
Crown Castle International Corp. 3.25% 1/15/51	450,000	431,133
Federal Realty Investment Trust 3.95% 1/15/24	700,000	762,369
Hudson Pacific Properties LP 3.95% 11/1/27	3,400,000	3,696,434
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	725,000	737,760
Omega Healthcare Investors, Inc.:
3.375% 2/1/31	1,402,000	1,436,795
4.5% 1/15/25	600,000	653,697
Realty Income Corp. 3.25% 1/15/31	30,000	32,634
Retail Properties America, Inc.:
4% 3/15/25	14,000	14,732
4.75% 9/15/30	277,000	299,369
Simon Property Group LP 2.45% 9/13/29	750,000	761,698
Spirit Realty LP 2.1% 3/15/28	516,000	510,063
UDR, Inc.:
2.1% 8/1/32	939,000	912,552
2.1% 6/15/33	374,000	362,252
Ventas Realty LP 4.4% 1/15/29	2,050,000	2,341,821
VEREIT Operating Partnership LP:
2.2% 6/15/28	24,000	23,998
2.85% 12/15/32	30,000	29,930
Welltower, Inc.:
3.625% 3/15/24	10,000	10,846
4.125% 3/15/29	675,000	765,090
WP Carey, Inc.:
2.4% 2/1/31	348,000	348,692
4.25% 10/1/26	450,000	511,018
4.6% 4/1/24	375,000	415,213
		18,767,404
Real Estate Management & Development - 0.1%
Mid-America Apartments LP 3.95% 3/15/29	100,000	113,965
Tanger Properties LP 3.125% 9/1/26	497,000	514,281
		628,246

TOTAL REAL ESTATE		19,395,650

UTILITIES - 6.8%
Electric Utilities - 2.5%
Cincinnati Gas & Electric Co. 2.125% 6/1/30	770,000	781,025
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,790,000	1,969,543
Duke Energy Corp. 2.45% 6/1/30	70,000	71,212
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	1,810,000	1,994,142
Edison International 3.55% 11/15/24	670,000	725,296
Entergy Corp. 2.8% 6/15/30	72,000	75,184
Exelon Corp. 5.1% 6/15/45	370,000	469,155
FirstEnergy Corp.:
2.25% 9/1/30	534,000	501,800
2.65% 3/1/30	780,000	770,562
Nevada Power Co. 3.7% 5/1/29	75,000	85,174
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	1,100,000	1,153,223
3.25% 4/1/26	370,000	405,906
Xcel Energy, Inc. 3.5% 12/1/49	618,000	652,401
		9,654,623
Gas Utilities - 0.7%
Dominion Gas Holdings LLC:
3% 11/15/29	582,000	619,974
3.9% 11/15/49	1,000,000	1,064,490
ONE Gas, Inc. 2% 5/15/30	278,000	275,479
Southern Co. Gas Capital Corp. 4.4% 5/30/47	625,000	727,424
		2,687,367
Independent Power and Renewable Electricity Producers - 1.8%
Emera U.S. Finance LP:
3.55% 6/15/26	800,000	880,114
4.75% 6/15/46	1,775,000	2,075,499
The AES Corp.:
1.375% 1/15/26 (a)	290,000	286,780
2.45% 1/15/31 (a)	3,120,000	3,064,750
3.3% 7/15/25 (a)	216,000	231,587
3.95% 7/15/30 (a)	389,000	424,979
		6,963,709
Multi-Utilities - 1.8%
Dominion Energy, Inc.:
3.071% 8/15/24 (b)	400,000	430,684
4.25% 6/1/28	775,000	903,332
NiSource, Inc.:
0.95% 8/15/25	1,963,000	1,940,383
3.49% 5/15/27	100,000	110,578
4.375% 5/15/47	650,000	755,516
Puget Energy, Inc. 4.1% 6/15/30	885,000	988,275
Sempra Energy 3.8% 2/1/38	1,500,000	1,658,053
		6,786,821

TOTAL UTILITIES		26,092,520

TOTAL NONCONVERTIBLE BONDS
(Cost $339,180,737)		346,706,441

U.S. Treasury Obligations - 3.6%
U.S. Treasury Bonds:
1.375% 11/15/40	$2,500,000	$2,235,938
2% 2/15/50	9,608,000	9,359,158
U.S. Treasury Notes 0.375% 1/31/26	2,500,000	2,459,375
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $14,769,866)		14,054,471

Municipal Securities - 0.0%
California Gen. Oblig. Series 2009, 7.55% 4/1/39
(Cost $109,036)	75,000	125,447

Foreign Government and Government Agency Obligations - 0.2%
Kingdom of Saudi Arabia 2.9% 10/22/25 (a)	$200,000	$213,500
State of Qatar 3.375% 3/14/24 (a)	200,000	215,438
United Mexican States 3.25% 4/16/30	200,000	202,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $598,570)		631,813

Bank Notes - 0.3%
BBVA U.S.A. 2.875% 6/29/22	250,000	257,839
RBS Citizens NA 3.7% 3/29/23	800,000	851,662
TOTAL BANK NOTES
(Cost $1,063,554)		1,109,501

Preferred Securities - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge, Inc. 5.75% 7/15/80(b)
(Cost $755,128)	753,000	820,038
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.07% (d)
(Cost $20,188,496)	20,184,468	20,188,505
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $376,665,387)		383,636,216
NET OTHER ASSETS (LIABILITIES) - 0.6%		2,225,766
NET ASSETS - 100%		$385,861,982

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,497,330 or 20.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,668
Total	$5,668

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $6,637,018. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $220,764,126 and $207,212,631, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$346,706,441	$--	$346,706,441	$--
U.S. Government and Government Agency Obligations	14,054,471	--	14,054,471	--
Municipal Securities	125,447	--	125,447	--
Foreign Government and Government Agency Obligations	631,813	--	631,813	--
Bank Notes	1,109,501	--	1,109,501	--
Preferred Securities	820,038	--	820,038	--
Money Market Funds	20,188,505	20,188,505	--	--
Total Investments in Securities:	$383,636,216	$20,188,505	$363,447,711	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.5%
United Kingdom	5.3%
France	3.0%
Canada	1.7%
Japan	1.5%
Ireland	1.4%
Switzerland	1.3%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $356,476,891)	$363,447,711
Fidelity Central Funds (cost $20,188,496)	20,188,505
Total Investment in Securities (cost $376,665,387)		$383,636,216
Receivable for fund shares sold		16,781,086
Interest receivable		2,964,159
Distributions receivable from Fidelity Central Funds		1,485
Total assets		403,382,946
Liabilities
Payable for investments purchased	$17,463,466
Payable for fund shares redeemed	55,919
Distributions payable	6
Other payables and accrued expenses	1,573
Total liabilities		17,520,964
Net Assets		$385,861,982
Net Assets consist of:
Paid in capital		$379,271,045
Total accumulated earnings (loss)		6,590,937
Net Assets		$385,861,982
Net Asset Value, offering price and redemption price per share ($385,861,982 ÷ 34,908,074 shares)		$11.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$22,491
Interest		3,275,306
Income from Fidelity Central Funds		5,668
Total income		3,303,465
Expenses
Custodian fees and expenses	$1,976
Independent trustees' fees and expenses	324
Miscellaneous	211
Total expenses before reductions	2,511
Expense reductions	(33)
Total expenses after reductions		2,478
Net investment income (loss)		3,300,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(96,787)
Fidelity Central Funds	(7)
Total net realized gain (loss)		(96,794)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,678,568)
Fidelity Central Funds	(1)
Total change in net unrealized appreciation (depreciation)		(5,678,569)
Net gain (loss)		(5,775,363)
Net increase (decrease) in net assets resulting from operations		$(2,474,376)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,300,987	$4,811,306
Net realized gain (loss)	(96,794)	2,064,514
Change in net unrealized appreciation (depreciation)	(5,678,569)	5,681,077
Net increase (decrease) in net assets resulting from operations	(2,474,376)	12,556,897
Distributions to shareholders	(5,427,791)	(5,277,140)
Share transactions
Proceeds from sales of shares	215,918,450	124,762,956
Reinvestment of distributions	5,427,474	5,276,391
Cost of shares redeemed	(36,000,139)	(39,366,153)
Net increase (decrease) in net assets resulting from share transactions	185,345,785	90,673,194
Total increase (decrease) in net assets	177,443,618	97,952,951
Net Assets
Beginning of period	208,418,364	110,465,413
End of period	$385,861,982	$208,418,364
Other Information
Shares
Sold	19,192,858	11,428,308
Issued in reinvestment of distributions	483,648	484,485
Redeemed	(3,196,482)	(3,677,203)
Net increase (decrease)	16,480,024	8,235,590

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Corporate Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$10.84	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.157	.353	.377	.013
Net realized and unrealized gain (loss)	(.142)	.511	.917	(.050)
Total from investment operations	.015	.864	1.294	(.037)
Distributions from net investment income	(.159)	(.356)	(.397)	(.013)
Distributions from net realized gain	(.116)	(.038)	(.007)	–
Total distributions	(.275)	(.394)	(.404)	(.013)
Net asset value, end of period	$11.05	$11.31	$10.84	$9.95
Total ReturnC,D	.12%	8.19%	13.38%	(.37)%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	.01%	- %G,H
Expenses net of fee waivers, if any	- %G,H	- %H	.01%	- %G,H
Expenses net of all reductions	- %G,H	- %H	- %H	- %G,H
Net investment income (loss)	2.82%G	3.26%	3.73%	3.11%G
Supplemental Data
Net assets, end of period (000 omitted)	$385,862	$208,418	$110,465	$10,285
Portfolio turnover rateI	31%G	37%	32%	43%J

 A For the period August 17, 2018 (commencement of operations) to August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,069,667
Gross unrealized depreciation	(5,424,375)
Net unrealized appreciation (depreciation)	$6,645,292
Tax cost	$376,990,924

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Corporate Bond Fund	184,277,664	11,056,775

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Corporate Bond Fund	$211

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $33.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Corporate Bond Fund	- %-C
Actual		$1,000.00	$1,001.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans. The Board noted that there was a portfolio management change for the fund in October 2019.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

XBC-SANN-0421
1.9891232.102

Fidelity® SAI Total Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	40.8%
AAA	5.8%
AA	1.9%
A	7.0%
BBB	21.2%
BB and Below	19.0%
Not Rated	3.4%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*,**,***
Corporate Bonds	38.8%
U.S. Government and U.S. Government Agency Obligations	40.8%
Asset-Backed Securities	5.8%
CMOs and Other Mortgage Related Securities	3.9%
Municipal Bonds	0.7%
Stocks	0.1%
Other Investments	9.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.8%

 * Foreign investments - 17.1%

 ** Futures and Swaps - 1.4%

 *** Written options - (0.5)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 38.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$4,520,000	$4,273,018
3.375% 8/15/26		8,419,000	7,916,612
			12,189,630
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
15% 7/15/23 (b)(c)		774,578	774,578
15% 7/15/23 (b)(c)		448,897	448,897
			1,223,475
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Colony Capital Operating Co. LLC 5.75% 7/15/25 (d)		10,000	27,309

TOTAL CONVERTIBLE BONDS			13,440,414

Nonconvertible Bonds - 38.7%
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.55% 12/1/33 (d)		3,443,000	3,326,181
3% 6/30/22		4,553,000	4,692,686
3.8% 12/1/57 (d)		8,798,000	8,364,432
4.3% 2/15/30		5,781,000	6,629,857
4.45% 4/1/24		855,000	945,563
6.2% 3/15/40		4,280,000	5,727,607
6.3% 1/15/38		6,048,000	8,085,780
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		149,000	155,891
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (d)		15,009,000	16,078,391
7.5% 10/15/26 (d)		10,634,000	11,243,435
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		565,000	560,763
5.625% 9/15/28 (d)		445,000	452,231
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		300,000	321,525
Frontier Communications Corp.:
5% 5/1/28 (d)		5,510,000	5,673,647
5.875% 10/15/27 (d)		1,504,000	1,609,280
6.75% 5/1/29 (d)		2,960,000	3,099,712
Iliad SA:
0.625% 11/25/21 (Reg. S)	EUR	5,800,000	7,022,903
0.75% 2/11/24 (Reg. S)	EUR	3,700,000	4,462,449
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		420,000	413,221
4.25% 7/1/28 (d)		2,885,000	2,925,707
4.625% 9/15/27 (d)		2,595,000	2,685,047
Liquid Telecommunications Financing PLC:
5.5% 9/4/26 (d)		500,000	508,750
8.5% 7/13/22 (d)		725,000	737,688
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		6,375,000	6,367,031
5.125% 12/15/26 (d)		4,140,000	4,315,950
5.625% 4/1/25		1,655,000	1,772,836
6.875% 1/15/28		494,000	557,173
Qtel International Finance Ltd.:
3.25% 2/21/23 (d)		645,000	672,614
5% 10/19/25 (d)		360,000	416,700
Sable International Finance Ltd. 5.75% 9/7/27 (d)		950,000	1,004,625
SFR Group SA:
5.125% 1/15/29 (d)		6,615,000	6,651,482
7.375% 5/1/26 (d)		3,169,000	3,305,901
8.125% 2/1/27 (d)		8,879,000	9,678,199
Sprint Capital Corp.:
6.875% 11/15/28		8,414,000	10,643,710
8.75% 3/15/32		6,064,000	9,023,232
Telecom Italia Capital SA:
6% 9/30/34		1,165,000	1,345,622
7.2% 7/18/36		1,334,000	1,710,588
7.721% 6/4/38		300,000	401,640
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		709,000	752,923
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		4,000,000	4,230,000
Verizon Communications, Inc.:
2.987% 10/30/56 (d)		12,327,000	11,109,548
3% 3/22/27		2,669,000	2,894,592
4.862% 8/21/46		14,509,000	17,900,212
5.012% 4/15/49		324,000	411,189
Virgin Media Finance PLC 5% 7/15/30 (d)		2,700,000	2,747,250
Windstream Escrow LLC 7.75% 8/15/28 (d)		4,405,000	4,509,619
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		1,370,000	1,364,356
6.125% 3/1/28 (d)		5,194,000	5,355,533
			204,865,271
Entertainment - 0.2%
The Walt Disney Co. 3.8% 3/22/30		20,840,000	23,864,006
Total Play Telecomunicaciones SA de CV 7.5% 11/12/25 (d)		1,025,000	996,813
			24,860,819
Interactive Media & Services - 0.0%
Baidu.com, Inc.:
1.72% 4/9/26		365,000	365,570
2.375% 10/9/30		345,000	340,515
Tencent Holdings Ltd.:
2.39% 6/3/30 (d)		435,000	428,049
3.975% 4/11/29 (d)		260,000	287,788
			1,421,922
Media - 1.9%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		4,640,000	4,756,000
Altice Financing SA:
5% 1/15/28 (d)		2,839,000	2,839,312
7.5% 5/15/26 (d)		8,782,000	9,167,179
Altice France Holding SA 6% 2/15/28 (d)		6,284,000	6,150,465
Cable Onda SA 4.5% 1/30/30 (d)		935,000	998,113
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		5,604,000	5,674,050
4.5% 8/15/30 (d)		1,520,000	1,573,960
4.5% 5/1/32 (d)		3,429,000	3,522,269
5% 2/1/28 (d)		6,950,000	7,280,125
5.125% 5/1/27 (d)		5,073,000	5,314,475
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		7,411,000	7,754,707
4.908% 7/23/25		7,411,000	8,460,194
5.375% 5/1/47		18,624,000	21,892,436
6.484% 10/23/45		5,093,000	6,827,088
Clear Channel International BV 6.625% 8/1/25 (d)		200,000	210,500
Comcast Corp. 6.45% 3/15/37		797,000	1,158,816
CSC Holdings LLC:
4.125% 12/1/30 (d)		2,365,000	2,374,460
4.625% 12/1/30 (d)		5,147,000	5,132,743
5.5% 4/15/27 (d)		1,468,000	1,544,630
5.75% 1/15/30 (d)		8,165,000	8,713,688
7.5% 4/1/28 (d)		1,724,000	1,898,917
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		7,325,000	5,180,240
Discovery Communications LLC:
3.625% 5/15/30		7,624,000	8,385,557
4.65% 5/15/50		20,572,000	23,846,225
DISH DBS Corp.:
5.875% 11/15/24		4,644,000	4,864,962
7.75% 7/1/26		492,000	541,446
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,835,000	2,903,352
Fox Corp.:
3.666% 1/25/22		1,416,000	1,458,267
4.03% 1/25/24		2,489,000	2,721,243
4.709% 1/25/29		3,602,000	4,226,901
5.476% 1/25/39		3,552,000	4,560,587
Gray Television, Inc. 4.75% 10/15/30 (d)		1,135,000	1,135,000
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	1,800,000	2,073,729
2.125% 10/16/26 (Reg. S)	EUR	4,200,000	4,771,476
2.75% 4/13/23 (Reg. S)	EUR	3,200,000	3,856,134
Meredith Corp. 6.875% 2/1/26		3,045,000	3,106,935
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		3,005,000	3,042,563
6.5% 9/15/28 (d)		6,159,000	6,466,950
Sinclair Television Group, Inc.:
5.125% 2/15/27 (d)		2,915,000	2,893,721
5.5% 3/1/30 (d)		1,285,000	1,290,089
Sirius XM Radio, Inc.:
4.125% 7/1/30 (d)		720,000	727,200
5% 8/1/27 (d)		4,554,000	4,741,944
5.5% 7/1/29 (d)		695,000	752,129
Tegna, Inc.:
4.625% 3/15/28 (d)		1,410,000	1,443,488
5% 9/15/29		545,000	567,923
Time Warner Cable LLC:
4% 9/1/21		7,359,000	7,421,990
4.5% 9/15/42		10,467,000	11,539,262
5.5% 9/1/41		4,708,000	5,762,304
5.875% 11/15/40		6,004,000	7,644,030
6.55% 5/1/37		17,014,000	23,150,615
7.3% 7/1/38		14,056,000	20,090,845
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		3,333,000	1,525,889
Univision Communications, Inc.:
6.625% 6/1/27 (d)		2,865,000	2,986,763
9.5% 5/1/25 (d)		485,000	528,505
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,900,000	5,010,250
VTR Finance BV 6.375% 7/15/28 (d)		450,000	491,625
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		1,895,000	1,975,765
6% 1/15/27 (d)		2,034,000	2,120,445
Ziggo BV:
4.875% 1/15/30 (d)(e)		1,265,000	1,320,344
5.5% 1/15/27 (d)		4,356,000	4,525,928
			304,896,748
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 3.125% 7/16/22		3,345,000	3,453,044
Bharti Airtel International BV 5.35% 5/20/24 (d)		475,000	527,250
Digicel Group Ltd. 6.75% 3/1/23 (d)		404,000	367,640
Millicom International Cellular SA:
4.5% 4/27/31 (d)		835,000	893,450
6.625% 10/15/26 (d)		746,100	802,580
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (d)		456,000	524,685
Silknet JSC 11% 4/2/24 (Reg. S)		200,000	221,063
T-Mobile U.S.A., Inc.:
2.25% 2/15/26		475,000	473,171
2.875% 2/15/31		3,245,000	3,184,156
3.75% 4/15/27 (d)		12,950,000	14,264,684
3.875% 4/15/30 (d)		23,000,000	25,286,660
4.375% 4/15/40 (d)		2,795,000	3,147,170
4.5% 4/15/50 (d)		5,491,000	6,102,478
VimpelCom Holdings BV:
3.375% 11/25/27 (d)		600,000	611,280
7.25% 4/26/23 (d)		625,000	686,250
Vodafone Group PLC:
2.625% 8/27/80 (Reg. S) (f)	EUR	2,885,000	3,558,381
6.25% 10/3/78 (Reg. S) (f)		760,000	835,301
VTR Comunicaciones SpA 5.125% 1/15/28 (d)		765,000	818,550
			65,757,793
TOTAL COMMUNICATION SERVICES			601,802,553
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.0%
Metalsa SA de CV 4.9% 4/24/23 (d)		1,377,000	1,441,117
Real Hero Merger Sub 2 6.25% 2/1/29 (d)		360,000	370,800
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	2,182,000	2,589,990
Tupy Overseas SA 4.5% 2/16/31 (d)		660,000	654,027
			5,055,934
Automobiles - 0.3%
General Motors Financial Co., Inc.:
4% 1/15/25		6,564,000	7,170,710
4.25% 5/15/23		1,967,000	2,110,411
4.375% 9/25/21		17,407,000	17,807,258
Volkswagen Financial Services AG 3% 4/6/25 (Reg. S)	EUR	860,000	1,147,311
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (d)		12,516,000	12,882,764
3.125% 5/12/23 (d)		10,902,000	11,489,476
			52,607,930
Distributors - 0.0%
CTP BV 0.625% 11/27/23 (Reg. S)	EUR	1,950,000	2,381,359
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)(e)		4,435,000	4,414,156
Frontdoor, Inc. 6.75% 8/15/26 (d)		1,301,000	1,383,939
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		6,510,000	6,725,644
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		3,073,000	3,323,080
Laureate Education, Inc. 8.25% 5/1/25 (d)		2,740,000	2,870,150
Service Corp. International 5.125% 6/1/29		2,440,000	2,636,737
Sotheby's 7.375% 10/15/27 (d)		6,505,000	7,025,400
			28,379,106
Hotels, Restaurants & Leisure - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		7,459,000	7,253,878
5.75% 4/15/25 (d)		60,000	63,975
Affinity Gaming LLC 6.875% 12/15/27 (d)		2,735,000	2,899,100
Aramark Services, Inc.:
4.75% 6/1/26		2,277,000	2,311,155
5% 2/1/28 (d)		15,753,000	16,146,825
6.375% 5/1/25 (d)		5,065,000	5,349,906
Boyd Gaming Corp.:
4.75% 12/1/27		3,545,000	3,603,776
6% 8/15/26		860,000	890,642
6.375% 4/1/26		2,330,000	2,407,193
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,640,000	4,912,577
8.125% 7/1/27 (d)		7,820,000	8,521,454
Caesars Resort Collection LLC 5.25% 10/15/25 (d)		8,891,000	8,835,876
Carnival Corp.:
5.75% 3/1/27 (d)		3,670,000	3,725,050
6.65% 1/15/28		225,000	237,375
7.625% 3/1/26 (d)		3,420,000	3,595,275
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,550,000	5,891,714
Golden Nugget, Inc. 6.75% 10/15/24 (d)		5,045,000	5,130,160
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		2,775,000	2,732,931
3.75% 5/1/29 (d)		370,000	376,401
4% 5/1/31 (d)		1,345,000	1,363,494
5.75% 5/1/28 (d)		230,000	249,120
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		555,000	577,200
InterContinental Hotel Group PLC:
3.375% 10/8/28 (Reg. S)	GBP	5,910,000	8,665,297
3.75% 8/14/25 (Reg. S)	GBP	200,000	300,291
Marriott Ownership Resorts, Inc.:
4.75% 1/15/28		775,000	780,611
6.125% 9/15/25 (d)		790,000	839,375
McDonald's Corp.:
3.5% 7/1/27		3,551,000	3,967,018
3.6% 7/1/30		4,224,000	4,732,796
MCE Finance Ltd.:
4.875% 6/6/25 (d)		5,022,000	5,152,572
5.375% 12/4/29 (d)		1,374,000	1,454,077
5.75% 7/21/28 (d)		1,984,000	2,123,872
NagaCorp Ltd.:
7.95% 7/6/24 (Reg. S)		600,000	629,813
9.375% 5/21/21 (d)		917,000	927,030
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		670,000	673,216
12.25% 5/15/24 (d)		110,000	130,763
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (d)		725,000	795,688
10.875% 6/1/23 (d)		615,000	696,687
11.5% 6/1/25 (d)		2,550,000	2,986,688
Scientific Games Corp. 5% 10/15/25 (d)		2,376,000	2,443,597
Stars Group Holdings BV 7% 7/15/26 (d)		3,570,000	3,744,680
Station Casinos LLC:
4.5% 2/15/28 (d)		3,720,000	3,706,050
5% 10/1/25 (d)		1,428,000	1,439,717
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		352,000	341,440
Times Square Hotel Trust 8.528% 8/1/26 (d)		544,423	595,042
Viking Cruises Ltd. 13% 5/15/25 (d)		805,000	947,694
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		475,000	478,088
Voc Escrow Ltd. 5% 2/15/28 (d)		1,460,000	1,442,626
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		1,345,000	1,371,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		2,407,000	2,554,766
Wynn Macau Ltd.:
4.875% 10/1/24 (d)		2,300,000	2,313,340
5.5% 1/15/26 (d)		530,000	549,610
5.5% 10/1/27 (d)		2,885,000	2,987,778
			146,847,199
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		280,000	291,900
Newell Brands, Inc. 5.875% 4/1/36		310,000	385,950
			677,850
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	193,934
B2W Digital Lux SARL 4.375% 12/20/30 (d)		905,000	918,575
Expedia, Inc.:
6.25% 5/1/25 (d)		330,000	385,689
7% 5/1/25 (d)		105,000	116,083
JD.com, Inc. 3.375% 1/14/30		650,000	687,781
Match Group Holdings II LLC 4.125% 8/1/30 (d)		595,000	615,081
Meituan:
2.125% 10/28/25 (d)		575,000	579,313
3.05% 10/28/30 (d)		665,000	666,870
MercadoLibre, Inc.:
2.375% 1/14/26		255,000	255,089
3.125% 1/14/31		465,000	456,979
Prosus NV:
3.68% 1/21/30 (d)		615,000	645,366
4.027% 8/3/50 (d)		860,000	793,350
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,789,000	2,987,716
			9,301,826
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22		3,896,000	4,027,685
3% 11/19/24		8,864,000	9,497,710
Mattel, Inc.:
5.45% 11/1/41		320,000	361,600
6.2% 10/1/40		2,485,000	2,932,300
			16,819,295
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	3,699,000	5,768,253
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	1,860,000	2,660,023
4.5% 7/10/27 (Reg. S)	GBP	1,600,000	2,340,768
Nordstrom, Inc. 8.75% 5/15/25 (d)		135,000	150,499
			10,919,543
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30		1,671,000	1,970,196
AutoZone, Inc.:
3.625% 4/15/25		2,398,000	2,636,793
4% 4/15/30		11,145,000	12,706,769
L Brands, Inc.:
5.25% 2/1/28		295,000	315,650
6.625% 10/1/30 (d)		455,000	509,600
6.694% 1/15/27		1,080,000	1,216,377
6.75% 7/1/36		2,690,000	3,234,725
6.875% 11/1/35		365,000	442,811
LBM Acquisition LLC 6.25% 1/15/29 (d)		460,000	466,422
Lowe's Companies, Inc. 4.5% 4/15/30		8,031,000	9,553,808
O'Reilly Automotive, Inc. 4.2% 4/1/30		2,481,000	2,863,238
Party City Holdings, Inc. 8.75% 2/15/26 (d)		45,000	45,900
TJX Companies, Inc. 3.75% 4/15/27		9,194,000	10,402,005
			46,364,294
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (d)(g)		245,000	12,455
Levi Strauss & Co. 3.5% 3/1/31 (d)		1,670,000	1,688,788
The William Carter Co. 5.625% 3/15/27 (d)		1,450,000	1,527,031
Wolverine World Wide, Inc. 6.375% 5/15/25 (d)		2,870,000	3,067,313
			6,295,587
TOTAL CONSUMER DISCRETIONARY			325,649,923
CONSUMER STAPLES - 2.4%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		13,110,000	15,801,806
4.9% 2/1/46		16,343,000	19,549,723
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		18,100,000	20,006,355
4.35% 6/1/40		7,470,000	8,685,513
4.5% 6/1/50		20,000,000	23,062,742
4.75% 4/15/58		10,214,000	12,142,536
5.45% 1/23/39		9,200,000	11,828,875
5.55% 1/23/49		21,036,000	27,372,721
5.8% 1/23/59 (Reg. S)		22,287,000	30,750,639
Central American Bottling Corp. 5.75% 1/31/27 (d)		467,000	493,712
Constellation Brands, Inc. 4.25% 5/1/23		1,889,000	2,035,914
The Coca-Cola Co.:
3.375% 3/25/27		13,095,000	14,656,295
3.45% 3/25/30		7,303,000	8,239,273
			194,626,104
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 2/15/23 (d)		85,000	87,355
3.5% 3/15/29 (d)		4,145,000	3,982,309
4.875% 2/15/30 (d)		375,000	388,208
C&S Group Enterprises LLC 5% 12/15/28 (d)		3,815,000	3,748,238
Performance Food Group, Inc.:
5.5% 10/15/27 (d)		2,444,000	2,566,420
6.875% 5/1/25 (d)		2,890,000	3,085,075
Sysco Corp.:
5.65% 4/1/25		5,949,000	6,966,388
5.95% 4/1/30		7,190,000	9,211,668
6.6% 4/1/40		7,190,000	10,232,851
6.6% 4/1/50		7,190,000	10,646,954
U.S. Foods, Inc.:
4.75% 2/15/29 (d)		1,635,000	1,658,119
6.25% 4/15/25 (d)		1,915,000	2,037,081
Walgreens Boots Alliance, Inc. 3.3% 11/18/21		3,647,000	3,704,322
			58,314,988
Food Products - 0.2%
Camposol SA 6% 2/3/27 (d)		325,000	344,297
Darling Ingredients, Inc. 5.25% 4/15/27 (d)		2,795,000	2,941,738
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		803,000	896,349
JBS Investments II GmbH 7% 1/15/26 (d)		283,000	300,124
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (d)		880,000	965,765
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		2,645,000	2,962,400
6.5% 4/15/29 (d)		6,845,000	7,700,625
MHP SA 7.75% 5/10/24 (d)		480,000	519,000
Post Holdings, Inc.:
4.5% 9/15/31 (d)(e)		2,940,000	2,932,650
4.625% 4/15/30 (d)		1,255,000	1,273,825
5.5% 12/15/29 (d)		3,389,000	3,647,445
5.625% 1/15/28 (d)		915,000	960,498
5.75% 3/1/27 (d)		4,346,000	4,550,914
TreeHouse Foods, Inc. 4% 9/1/28		1,810,000	1,860,137
			31,855,767
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)(e)		770,000	761,137
Personal Products - 0.0%
Prestige Brands, Inc.:
3.75% 4/1/31 (d)(e)		1,600,000	1,560,320
6.375% 3/1/24 (d)		697,000	708,110
			2,268,430
Tobacco - 0.6%
Altria Group, Inc.:
4.25% 8/9/42		10,924,000	11,397,488
4.5% 5/2/43		7,299,000	7,843,513
4.8% 2/14/29		1,994,000	2,338,286
5.375% 1/31/44		13,161,000	15,923,659
5.95% 2/14/49		2,582,000	3,298,844
BAT Capital Corp. 4.7% 4/2/27		1,700,000	1,947,051
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	3,395,000	4,783,258
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		8,121,000	8,775,824
3.75% 7/21/22 (d)		7,367,000	7,640,823
4.25% 7/21/25 (d)		6,702,000	7,461,768
Reynolds American, Inc.:
4.45% 6/12/25		5,354,000	5,977,738
5.7% 8/15/35		1,538,000	1,853,050
5.85% 8/15/45		12,953,000	15,420,577
6.15% 9/15/43		1,637,000	2,041,355
7.25% 6/15/37		1,835,000	2,430,664
			99,133,898
TOTAL CONSUMER STAPLES			386,960,324
ENERGY - 6.4%
Energy Equipment & Services - 0.1%
ADES International Holding Ltd. 8.625% 4/24/24 (d)		725,000	738,367
Guara Norte SARL 5.198% 6/15/34 (d)		745,000	757,814
Halliburton Co.:
3.8% 11/15/25		218,000	242,848
4.85% 11/15/35		3,103,000	3,581,813
Odebrecht Holdco Finance Ltd. 0% 9/10/58 (d)		3,100,125	81,378
Oleoducto Central SA 4% 7/14/27 (d)		500,000	536,250
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		874,000	1,044,080
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		200,000	252,188
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		903,000	1,028,009
7.625% 11/7/24 (d)		1,250,000	1,389,063
8.375% 11/7/28 (d)		260,000	308,588
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,098,375	994,030
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		228,000	225,720
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		551,000	526,205
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,140,000	1,065,900
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		252,000	243,180
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		1,167,203	1,116,138
			14,131,571
Oil, Gas & Consumable Fuels - 6.3%
Apache Corp.:
4.25% 1/15/30		555,000	560,761
5.1% 9/1/40		2,615,000	2,668,163
5.35% 7/1/49		385,000	383,075
7.375% 8/15/47		385,000	402,325
California Resources Corp. 7.125% 2/1/26 (d)		1,875,000	1,876,172
Canadian Natural Resources Ltd.:
3.9% 2/1/25		9,072,000	9,871,175
5.85% 2/1/35		3,955,000	4,926,914
Cenovus Energy, Inc. 4.25% 4/15/27		12,993,000	14,231,106
Cheniere Energy Partners LP:
4% 3/1/31 (d)(e)		3,015,000	3,038,607
5.625% 10/1/26		4,428,000	4,601,135
Cheniere Energy, Inc. 4.625% 10/15/28 (d)		2,765,000	2,874,771
Chesapeake Energy Corp. 5.875% 2/1/29 (d)		1,155,000	1,232,986
Citgo Holding, Inc. 9.25% 8/1/24 (d)		675,000	664,875
Citgo Petroleum Corp.:
6.25% 8/15/22 (d)		2,695,000	2,695,809
6.375% 6/15/26 (d)		5,010,000	5,085,150
7% 6/15/25 (d)		3,185,000	3,283,862
CNX Resources Corp. 6% 1/15/29 (d)		545,000	570,206
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,708,000	1,932,613
Comstock Resources, Inc.:
6.75% 3/1/29 (d)(e)		1,590,000	1,649,625
7.5% 5/15/25 (d)		1,255,000	1,308,338
9.75% 8/15/26		4,616,000	5,038,779
Continental Resources, Inc. 5.75% 1/15/31 (d)		1,795,000	2,023,342
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		8,202,000	8,130,233
5.75% 4/1/25		6,496,000	6,532,053
6% 2/1/29 (d)		6,615,000	6,544,749
CVR Energy, Inc.:
5.25% 2/15/25 (d)		6,680,000	6,593,160
5.75% 2/15/28 (d)		5,298,000	5,249,444
DCP Midstream Operating LP:
3.875% 3/15/23		2,008,000	2,068,240
4.75% 9/30/21 (d)		4,113,000	4,146,418
5.125% 5/15/29		6,210,000	6,580,861
5.375% 7/15/25		2,739,000	2,919,884
5.6% 4/1/44		230,000	238,625
5.625% 7/15/27		2,870,000	3,106,000
5.85% 5/21/43 (d)(f)		9,176,000	8,143,700
6.45% 11/3/36 (d)		5,967,000	6,671,106
8.125% 8/16/30		155,000	203,050
Delek Overriding Royalty 7.494% 12/30/23 (Reg. S) (d)		855,000	873,383
EG Global Finance PLC:
6.75% 2/7/25 (d)		2,905,000	2,984,452
8.5% 10/30/25 (d)		4,855,000	5,141,688
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		3,283,000	3,570,263
Enable Midstream Partners LP 3.9% 5/15/24 (f)		1,542,000	1,649,546
Enbridge Energy Partners LP 4.2% 9/15/21		4,838,000	4,890,082
Enbridge, Inc.:
4% 10/1/23		5,655,000	6,097,814
4.25% 12/1/26		2,805,000	3,196,798
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (d)		585,000	596,700
5.75% 1/30/28 (d)		2,199,000	2,324,343
6.625% 7/15/25 (d)		659,000	692,662
Energy Transfer Partners LP:
3.75% 5/15/30		4,728,000	4,997,649
4.2% 9/15/23		2,098,000	2,259,512
4.25% 3/15/23		2,044,000	2,165,871
4.5% 4/15/24		2,483,000	2,722,405
4.95% 6/15/28		7,159,000	8,160,509
5% 5/15/50		10,571,000	11,192,953
5.25% 4/15/29		4,040,000	4,685,293
5.8% 6/15/38		3,992,000	4,608,728
6% 6/15/48		2,599,000	3,027,596
6.25% 4/15/49		2,774,000	3,317,137
EnLink Midstream LLC 5.625% 1/15/28 (d)		500,000	504,375
EnLink Midstream Partners LP:
5.05% 4/1/45		655,000	520,725
5.45% 6/1/47		1,370,000	1,133,675
5.6% 4/1/44		240,000	203,400
EQM Midstream Partners LP:
4.75% 1/15/31 (d)		2,575,000	2,481,656
5.5% 7/15/28		140,000	144,200
6.5% 7/1/27 (d)		2,140,000	2,295,599
EQT Corp. 3.9% 10/1/27		1,895,000	1,965,513
Exxon Mobil Corp. 3.482% 3/19/30		31,960,000	35,713,769
FEL Energy VI SARL 5.75% 12/1/40 (d)		415,000	436,476
Galaxy Pipeline Assets BidCo Ltd. 2.625% 3/31/36 (d)		850,000	830,875
GeoPark Ltd. 6.5% 9/21/24 (d)		720,000	748,350
Georgian Oil & Gas Corp. 6.75% 4/26/21 (d)		616,000	616,385
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,565,000	2,783,025
7% 8/1/27		3,737,000	3,961,220
Hess Corp.:
4.3% 4/1/27		1,760,000	1,954,069
5.6% 2/15/41		2,958,000	3,549,854
5.8% 4/1/47		8,637,000	10,794,759
7.125% 3/15/33		2,041,000	2,684,218
7.3% 8/15/31		2,651,000	3,494,451
Hess Midstream Partners LP:
5.125% 6/15/28 (d)		2,915,000	3,002,450
5.625% 2/15/26 (d)		5,242,000	5,430,083
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		855,000	892,406
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		2,885,000	2,906,522
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		510,000	552,276
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		495,000	504,900
4.75% 4/24/25 (d)		152,000	172,140
5.75% 4/19/47 (d)		250,000	295,375
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		3,804,000	3,991,105
5% 10/1/21		6,854,000	6,955,986
5.5% 3/1/44		15,589,000	18,792,331
6.55% 9/15/40		686,000	913,934
Kinder Morgan, Inc.:
5.05% 2/15/46		1,762,000	2,046,602
5.55% 6/1/45		4,783,000	5,877,975
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		2,305,000	2,293,475
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		535,000	564,425
6.125% 6/30/25 (Reg. S) (d)		720,000	789,149
Marathon Petroleum Corp. 5.125% 3/1/21		3,694,000	3,694,000
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		155,000	166,625
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		510,000	535,153
MEG Energy Corp.:
5.875% 2/1/29 (d)		370,000	375,661
7.125% 2/1/27 (d)		2,110,000	2,214,867
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (f)(h)		4,865,000	4,868,309
4.5% 7/15/23		3,588,000	3,874,295
4.8% 2/15/29		2,198,000	2,572,256
4.875% 12/1/24		4,860,000	5,494,202
5.5% 2/15/49		6,593,000	8,010,704
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		505,000	504,369
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		755,000	777,178
7.625% 11/8/26 (d)		305,000	310,433
New Fortress Energy LLC 6.75% 9/15/25 (d)		6,734,000	6,987,872
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		8,535,000	8,799,713
Nostrum Oil & Gas Finance BV 8% 7/25/22 (d)(g)		4,009,000	1,003,503
Occidental Petroleum Corp.:
2.9% 8/15/24		10,367,000	10,088,957
3.2% 8/15/26		1,253,000	1,199,998
3.4% 4/15/26		1,435,000	1,393,299
3.5% 8/15/29		6,116,000	5,848,547
4.2% 3/15/48		1,440,000	1,227,600
4.3% 8/15/39		1,325,000	1,175,938
4.4% 4/15/46		2,220,000	1,986,900
4.4% 8/15/49		2,215,000	1,950,584
4.5% 7/15/44		17,494,000	15,613,395
5.55% 3/15/26		12,306,000	13,136,655
6.125% 1/1/31		1,730,000	1,932,756
6.2% 3/15/40		730,000	788,400
6.45% 9/15/36		12,651,000	14,422,140
6.6% 3/15/46		10,444,000	11,726,523
7.5% 5/1/31		17,069,000	20,056,075
7.875% 9/15/31		465,000	551,025
8.875% 7/15/30		1,595,000	2,038,617
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (d)		7,930,000	7,729,371
Petrobras Global Finance BV:
5.093% 1/15/30		55,581,000	58,728,274
6.75% 6/3/50		1,205,000	1,307,425
6.875% 1/20/40		895,000	1,016,854
6.9% 3/19/49		215,000	239,865
7.25% 3/17/44		16,350,000	18,821,303
7.375% 1/17/27		235,000	285,995
8.75% 5/23/26		1,071,000	1,373,892
Petroleos de Venezuela SA:
5.375% 4/12/27 (g)		353,900	14,156
6% 5/16/24 (d)(g)		1,847,331	73,893
6% 11/15/26 (d)(g)		1,619,833	64,793
12.75% 2/17/22 (d)(g)		98,000	3,920
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 3.8706% 3/11/22 (f)(h)		640,000	646,880
2.5% 11/24/22 (Reg. S)	EUR	1,702,000	2,056,757
3.5% 1/30/23		890,000	899,345
4.5% 1/23/26		13,054,000	12,845,136
4.875% 1/24/22		855,000	873,436
4.875% 1/18/24		3,874,000	4,012,496
5.375% 3/13/22		320,000	328,300
5.95% 1/28/31		32,445,000	31,309,425
6.35% 2/12/48		31,726,000	26,768,813
6.49% 1/23/27		14,935,000	15,625,744
6.5% 3/13/27		42,769,000	44,372,838
6.5% 6/2/41		255,000	225,356
6.625% 6/15/35		2,892,000	2,753,762
6.75% 9/21/47		17,753,000	15,538,313
6.84% 1/23/30		38,057,000	38,247,285
6.875% 10/16/25 (d)		915,000	990,259
6.95% 1/28/60		15,538,000	13,668,002
7.69% 1/23/50		30,513,000	28,984,299
8.625% 2/1/22		795,000	841,955
Petronas Capital Ltd. 3.5% 4/21/30 (d)		335,000	365,787
Phillips 66 Co.:
3.7% 4/6/23		1,014,000	1,079,824
3.85% 4/9/25		1,307,000	1,440,876
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,760,771
3.6% 11/1/24		2,794,000	2,990,411
3.65% 6/1/22		2,592,000	2,661,791
PT Adaro Indonesia 4.25% 10/31/24 (d)		1,080,000	1,113,210
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		4,110,000	4,266,848
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		110,000	113,863
4.95% 7/15/29 (d)		1,290,000	1,378,688
6.875% 4/15/40 (d)		490,000	542,675
Sabine Pass Liquefaction LLC 4.5% 5/15/30		17,428,000	19,933,849
Sanchez Energy Corp. 7.25% 2/15/23 (c)(d)(g)		4,592,000	0
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		350,000	353,413
3.5% 4/16/29 (d)		2,980,000	3,234,231
4.25% 4/16/39 (d)		1,665,000	1,823,175
4.375% 4/16/49 (d)		555,000	612,720
Sibur Securities DAC 2.95% 7/8/25 (d)		330,000	339,075
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		530,000	526,423
2.7% 5/13/30 (d)		325,000	328,656
Southwestern Energy Co. 6.45% 1/23/25 (f)		12,453,000	13,075,650
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		18,419,000	20,221,552
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29 (d)		2,915,000	2,915,000
5.875% 3/15/28		1,270,000	1,346,377
6% 4/15/27		60,000	62,457
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		575,000	564,938
6% 3/1/27 (d)		2,520,000	2,542,201
6% 12/31/30 (d)		1,640,000	1,631,144
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (d)		2,295,000	2,249,559
4.875% 2/1/31 (d)		3,255,000	3,338,003
5.5% 3/1/30		630,000	673,703
5.875% 4/15/26		2,110,000	2,197,143
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		800,000	811,200
The Williams Companies, Inc.:
3.5% 11/15/30		18,443,000	20,033,854
3.9% 1/15/25		9,678,000	10,554,947
4% 9/15/25		1,089,000	1,208,270
4.3% 3/4/24		14,855,000	16,244,276
4.5% 11/15/23		2,658,000	2,908,526
4.55% 6/24/24		12,340,000	13,715,783
5.75% 6/24/44		6,964,000	8,720,166
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		2,221,000	2,379,235
Tullow Oil PLC:
6.25% 4/15/22 (d)		3,800,000	3,458,000
6.25% 4/15/22 (Reg. S)		1,095,000	996,450
Valero Energy Corp.:
2.7% 4/15/23		3,592,000	3,744,587
2.85% 4/15/25		2,066,000	2,180,115
Viper Energy Partners LP 5.375% 11/1/27 (d)		3,485,000	3,667,963
Western Gas Partners LP:
3.95% 6/1/25		1,764,000	1,781,640
4.35% 2/1/25		2,150,000	2,200,783
4.65% 7/1/26		3,649,000	3,777,518
4.75% 8/15/28		2,108,000	2,208,235
5.3% 2/1/30		2,775,000	3,007,462
YPF SA:
4% 2/12/26 (d)(i)		2,163,405	1,794,977
8.5% 3/23/25 (d)		947,000	790,153
8.75% 4/4/24 (d)		2,356,000	1,963,726
			1,040,806,994
TOTAL ENERGY			1,054,938,565
FINANCIALS - 14.2%
Banks - 5.1%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (f)	EUR	2,000,000	2,427,916
Alpha Bank AE 4.25% 2/13/30 (Reg. S) (f)	EUR	900,000	1,050,799
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		143,000	147,916
Banco Macro SA 6.75% 11/4/26 (d)(f)		1,000,000	811,250
Bank Ireland Group PLC:
2.375% 10/14/29 (Reg. S) (f)	EUR	2,960,000	3,658,273
3.125% 9/19/27 (Reg. S) (f)	GBP	4,405,000	6,247,451
Bank of America Corp.:
3.004% 12/20/23 (f)		5,145,000	5,377,348
3.3% 1/11/23		327,000	345,303
3.419% 12/20/28 (f)		8,456,000	9,326,214
3.5% 4/19/26		7,461,000	8,303,049
3.705% 4/24/28 (f)		11,813,000	13,236,987
3.864% 7/23/24 (f)		24,740,000	26,652,587
3.95% 4/21/25		6,226,000	6,890,486
4.1% 7/24/23		4,167,000	4,534,095
4.2% 8/26/24		14,710,000	16,327,787
4.25% 10/22/26		5,344,000	6,122,342
4.45% 3/3/26		3,050,000	3,492,298
Barclays Bank PLC 1.7% 5/12/22		6,251,000	6,346,130
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	1,600,000	1,975,661
2.852% 5/7/26 (f)		17,739,000	18,716,630
4.375% 1/12/26		9,104,000	10,300,979
5.088% 6/20/30 (f)		14,797,000	17,177,751
5.2% 5/12/26		6,970,000	7,929,978
Biz Finance PLC 9.625% 4/27/22 (d)		518,000	539,206
BNP Paribas SA 2.219% 6/9/26 (d)(f)		15,515,000	16,081,583
CIT Group, Inc. 3.929% 6/19/24 (f)		2,695,000	2,853,331
Citigroup, Inc.:
2.75% 4/25/22		9,073,000	9,306,236
3.142% 1/24/23 (f)		8,277,000	8,479,061
3.352% 4/24/25 (f)		9,970,000	10,766,756
4.05% 7/30/22		1,925,000	2,020,750
4.3% 11/20/26		3,067,000	3,496,816
4.4% 6/10/25		18,137,000	20,370,804
4.412% 3/31/31 (f)		22,342,000	25,990,300
4.45% 9/29/27		10,486,000	12,096,747
4.6% 3/9/26		4,812,000	5,522,175
5.5% 9/13/25		8,473,000	10,019,270
Citizens Financial Group, Inc. 2.638% 9/30/32 (d)		5,802,000	5,797,217
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		5,339,000	5,656,928
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		11,142,000	11,700,103
Danske Bank A/S:
0.875% 5/22/23 (Reg. S)	EUR	1,400,000	1,721,791
1% 5/15/31 (Reg. S) (f)	EUR	2,600,000	3,100,671
2.25% 1/14/28 (Reg. S) (f)	GBP	2,290,000	3,272,550
5.375% 1/12/24 (Reg. S)		4,000,000	4,496,146
Development Bank of Mongolia 7.25% 10/23/23 (d)		159,000	172,515
Discover Bank 4.2% 8/8/23		6,479,000	7,041,327
Fifth Third Bancorp 8.25% 3/1/38		1,694,000	2,806,800
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		1,289,000	1,358,687
HAT Holdings I LLC/HAT Holdings II LLC 5.25% 7/15/24 (d)		375,000	387,574
HSBC Holdings PLC:
4.25% 3/14/24		2,247,000	2,457,702
4.95% 3/31/30		3,002,000	3,609,153
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		3,181,000	3,473,513
5.017% 6/26/24 (d)		2,332,000	2,540,029
5.71% 1/15/26 (d)		25,659,000	28,912,086
Itau Unibanco Holding SA 6.2% 12/21/21 (Reg. S)		356,000	369,706
JPMorgan Chase & Co.:
2.956% 5/13/31 (f)		9,435,000	9,858,158
3.25% 9/23/22		6,686,000	6,996,120
3.797% 7/23/24 (f)		25,215,000	27,179,655
3.875% 9/10/24		12,990,000	14,325,396
4.125% 12/15/26		11,765,000	13,484,535
4.452% 12/5/29 (f)		20,700,000	24,365,136
4.493% 3/24/31 (f)		30,800,000	36,521,640
JSC Halyk Bank of Kazakhstan 5.5% 12/21/22 (d)		439,619	441,817
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		325,000	336,375
NatWest Markets PLC 2.375% 5/21/23 (d)		18,955,000	19,734,857
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (f)	EUR	7,258,000	8,828,948
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		305,000	318,916
Rabobank Nederland 4.375% 8/4/25		9,413,000	10,635,775
Royal Bank of Scotland Group PLC:
3.073% 5/22/28 (f)		9,805,000	10,396,349
3.622% 8/14/30 (Reg. S) (f)	GBP	1,055,000	1,570,268
4.8% 4/5/26		9,111,000	10,489,723
5.125% 5/28/24		25,230,000	28,204,688
6% 12/19/23		41,587,000	47,178,570
6.1% 6/10/23		15,243,000	16,945,693
6.125% 12/15/22		15,445,000	16,849,062
Societe Generale:
1.488% 12/14/26 (d)(f)		18,670,000	18,555,306
4.25% 4/14/25 (d)		1,800,000	1,966,980
4.75% 11/24/25 (d)		400,000	448,830
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (d)		770,000	775,294
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (d)		788,000	805,484
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	3,350,000	4,075,838
5.861% 6/19/32 (d)(f)		1,500,000	1,663,627
6.572% 1/14/22 (d)		14,802,000	15,502,029
Virgin Money UK PLC:
3.125% 6/22/25 (Reg. S) (f)	GBP	1,550,000	2,249,034
5.125% 12/11/30 (Reg. S) (f)	GBP	1,050,000	1,594,225
Wells Fargo & Co.:
2.406% 10/30/25 (f)		9,442,000	9,952,062
4.478% 4/4/31 (f)		30,867,000	36,486,714
5.013% 4/4/51 (f)		34,319,000	45,894,894
Westpac Banking Corp. 4.11% 7/24/34 (f)		7,550,000	8,321,450
			846,770,211
Capital Markets - 3.9%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		7,624,000	8,329,822
4.25% 2/15/24		5,321,000	5,851,300
Ares Capital Corp.:
3.875% 1/15/26		25,763,000	27,528,134
4.2% 6/10/24		17,909,000	19,452,252
AssuredPartners, Inc. 5.625% 1/15/29 (d)		1,015,000	1,020,075
Credit Suisse Group AG:
2.593% 9/11/25 (d)(f)		21,556,000	22,674,169
3.75% 3/26/25		7,059,000	7,735,549
3.8% 6/9/23		13,301,000	14,262,216
3.869% 1/12/29 (d)(f)		6,719,000	7,438,622
4.194% 4/1/31 (d)(f)		21,526,000	24,534,175
4.207% 6/12/24 (d)(f)		10,289,000	11,101,841
6.5% 8/8/23 (Reg. S)		7,665,000	8,584,800
Deutsche Bank AG:
0.75% 2/17/27 (Reg. S) (f)	EUR	1,400,000	1,676,207
4.1% 1/13/26		3,085,000	3,383,201
4.5% 4/1/25		33,212,000	35,404,604
Deutsche Bank AG New York Branch:
3.3% 11/16/22		17,274,000	18,011,030
3.729% 1/14/32 (f)		29,675,000	29,523,468
5% 2/14/22		15,300,000	15,919,344
5.882% 7/8/31 (f)		4,150,000	4,760,207
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (f)		36,646,000	37,238,881
3.2% 2/23/23		6,170,000	6,488,471
3.691% 6/5/28 (f)		72,922,000	81,917,587
3.75% 5/22/25		7,259,000	8,019,249
3.8% 3/15/30		36,810,000	41,792,072
6.75% 10/1/37		3,974,000	5,797,588
Moody's Corp.:
3.25% 1/15/28		4,181,000	4,580,666
3.75% 3/24/25		10,682,000	11,807,231
4.875% 2/15/24		3,926,000	4,369,108
Morgan Stanley:
3.125% 1/23/23		4,718,000	4,958,462
3.125% 7/27/26		39,505,000	43,184,305
3.622% 4/1/31 (f)		21,065,000	23,469,685
3.737% 4/24/24 (f)		45,366,000	48,436,668
4.431% 1/23/30 (f)		8,668,000	10,150,454
4.875% 11/1/22		9,523,000	10,209,889
5% 11/24/25		15,462,000	18,049,665
State Street Corp. 2.825% 3/30/23 (f)		1,428,000	1,467,753
UBS Group AG 4.125% 9/24/25 (d)		6,852,000	7,695,790
			636,824,540
Consumer Finance - 2.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24		12,392,000	12,906,744
3.5% 5/26/22		547,000	563,283
4.125% 7/3/23		7,415,000	7,887,218
4.45% 4/3/26		6,213,000	6,793,109
4.875% 1/16/24		9,923,000	10,830,206
6.5% 7/15/25		7,728,000	9,059,568
Ally Financial, Inc.:
1.45% 10/2/23		4,483,000	4,558,449
3.05% 6/5/23		20,571,000	21,630,583
5.125% 9/30/24		4,357,000	4,971,597
5.75% 11/20/25		10,400,000	11,918,475
5.8% 5/1/25		11,179,000	13,113,089
8% 11/1/31		7,279,000	10,423,189
Capital One Financial Corp.:
2.6% 5/11/23		16,326,000	17,052,690
3.65% 5/11/27		29,451,000	32,769,811
3.8% 1/31/28		13,624,000	15,312,818
Discover Financial Services:
3.85% 11/21/22		12,648,000	13,373,726
3.95% 11/6/24		5,349,000	5,878,967
4.1% 2/9/27		6,829,000	7,715,085
4.5% 1/30/26		9,265,000	10,548,145
5.2% 4/27/22		4,553,000	4,799,395
Ford Motor Credit Co. LLC:
2.748% 6/14/24	GBP	1,500,000	2,108,846
4% 11/13/30		3,855,000	3,941,738
4.063% 11/1/24		42,632,000	44,652,330
4.535% 3/6/25	GBP	1,085,000	1,613,808
5.113% 5/3/29		3,290,000	3,602,550
5.584% 3/18/24		12,456,000	13,436,910
5.596% 1/7/22		12,239,000	12,606,170
Springleaf Finance Corp.:
6.875% 3/15/25		2,370,000	2,673,076
7.125% 3/15/26		755,000	872,025
Synchrony Financial:
2.85% 7/25/22		3,141,000	3,235,615
3.75% 8/15/21		2,689,000	2,714,677
3.95% 12/1/27		14,204,000	15,645,017
4.25% 8/15/24		11,783,000	12,936,855
4.375% 3/19/24		11,497,000	12,618,807
5.15% 3/19/29		21,450,000	25,468,203
Toyota Motor Credit Corp. 2.9% 3/30/23		16,253,000	17,112,089
Unifin Financiera S.A.B. de CV 7.25% 9/27/23 (d)		15,000	14,944
			397,359,807
Diversified Financial Services - 0.8%
1MDB Global Investments Ltd. 4.4% 3/9/23		5,200,000	5,220,800
Brixmor Operating Partnership LP:
3.25% 9/15/23		9,261,000	9,806,654
3.85% 2/1/25		5,199,000	5,657,915
4.05% 7/1/30		10,439,000	11,560,383
4.125% 6/15/26		8,538,000	9,593,557
4.125% 5/15/29		10,374,000	11,567,388
Cimpor Financial Operations BV 5.75% 7/17/24 (d)		608,000	536,180
Equitable Holdings, Inc. 3.9% 4/20/23		1,202,000	1,286,028
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29 (d)		2,375,000	2,374,288
4.75% 9/15/24		2,955,000	3,106,444
5.25% 5/15/27		4,414,000	4,634,700
6.25% 5/15/26		8,930,000	9,385,073
MDC GMTN BV 2.875% 11/7/29 (d)		740,000	778,365
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		480,173	99,636
7.125% 12/26/46 pay-in-kind (d)		757,165	157,112
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		12,849,000	13,974,270
Pine Street Trust I 4.572% 2/15/29 (d)		11,350,000	13,275,132
Pine Street Trust II 5.568% 2/15/49 (d)		11,300,000	14,965,767
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		335,000	329,556
Sasol Financing International PLC 4.5% 11/14/22		750,000	772,500
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,515,000	5,390,913
Voya Financial, Inc. 3.125% 7/15/24		5,010,000	5,405,136
			129,877,797
Insurance - 2.0%
AIA Group Ltd. 3.375% 4/7/30 (d)		15,590,000	17,036,710
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		420,000	420,000
6.75% 10/15/27 (d)		11,008,000	11,427,735
American International Group, Inc.:
2.5% 6/30/25		30,600,000	32,350,901
3.4% 6/30/30		30,600,000	33,550,332
4.875% 6/1/22		6,603,000	6,969,564
AmWINS Group, Inc. 7.75% 7/1/26 (d)		7,070,000	7,538,388
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		2,620,000	2,817,752
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		2,769,000	3,149,738
5.75% 8/15/50 (Reg. S) (f)		3,215,000	3,608,838
Five Corners Funding Trust II 2.85% 5/15/30 (d)		20,881,000	22,175,838
HUB International Ltd. 7% 5/1/26 (d)		2,750,000	2,865,610
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		4,589,000	5,432,852
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		7,831,000	9,217,653
4.8% 7/15/21		2,573,000	2,586,913
MetLife, Inc. 3.048% 12/15/22 (f)		4,512,000	4,731,635
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.500% 0.53% 5/28/21 (d)(f)(h)		55,417,000	55,475,869
3% 1/10/23 (d)		2,866,000	3,008,918
Pacific LifeCorp 5.125% 1/30/43 (d)		12,258,000	15,303,300
Pricoa Global Funding I 5.375% 5/15/45 (f)		6,348,000	7,037,948
QBE Insurance Group Ltd. 6.75% 12/2/44 (Reg. S) (f)		3,395,000	3,802,400
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		4,600,000	5,271,600
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		2,195,000	2,456,280
Unum Group:
3.875% 11/5/25		7,835,000	8,568,031
4% 3/15/24		7,259,000	7,928,511
4% 6/15/29		8,872,000	9,798,282
4.5% 3/15/25		15,155,000	16,986,307
5.75% 8/15/42		9,271,000	11,182,337
USI, Inc. 6.875% 5/1/25 (d)		6,754,000	6,880,638
Zurich Finance (Ireland) DAC 3% 4/19/51 (Reg. S) (f)		5,475,000	5,383,294
			324,964,174
Thrifts & Mortgage Finance - 0.0%
Quicken Loans, Inc. 5.25% 1/15/28 (d)		2,485,000	2,621,799
TOTAL FINANCIALS			2,338,418,328
HEALTH CARE - 1.7%
Biotechnology - 0.1%
AbbVie, Inc. 3.45% 3/15/22		17,547,000	18,012,043
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 4.625% 7/15/28 (d)		3,565,000	3,716,584
Becton, Dickinson & Co. 2.894% 6/6/22		4,263,000	4,385,854
Hologic, Inc.:
3.25% 2/15/29 (d)		2,520,000	2,515,124
4.625% 2/1/28 (d)		252,000	266,540
Teleflex, Inc. 4.25% 6/1/28 (d)		680,000	702,950
			11,587,052
Health Care Providers & Services - 0.9%
Aetna, Inc. 2.75% 11/15/22		729,000	753,607
Anthem, Inc. 3.3% 1/15/23		2,338,000	2,457,617
Centene Corp.:
3.375% 2/15/30		7,780,000	7,995,506
4.25% 12/15/27		11,300,000	11,766,125
4.625% 12/15/29		13,170,000	14,210,430
4.75% 1/15/25		6,740,000	6,908,500
Cigna Corp.:
3.05% 10/15/27		5,900,000	6,462,031
4.375% 10/15/28		11,163,000	13,021,605
4.8% 8/15/38		6,950,000	8,597,322
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		2,630,000	2,579,057
5.625% 3/15/27 (d)		1,895,000	1,995,787
6% 1/15/29 (d)		1,515,000	1,605,900
6.875% 4/15/29 (d)		1,480,000	1,519,146
8% 3/15/26 (d)		3,365,000	3,592,811
8.125% 6/30/24 (d)		1,515,000	1,579,388
CVS Health Corp.:
3% 8/15/26		1,290,000	1,400,405
3.625% 4/1/27		3,769,000	4,191,234
3.7% 3/9/23		445,000	473,467
4.78% 3/25/38		10,528,000	12,831,811
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (d)		6,415,000	6,527,263
HCA Holdings, Inc. 4.75% 5/1/23		216,000	234,211
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		1,095,000	1,147,013
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,795,000	3,025,588
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		3,985,000	4,124,475
Sabra Health Care LP 3.9% 10/15/29		190,000	197,950
Tenet Healthcare Corp.:
4.625% 7/15/24		1,089,000	1,105,335
4.625% 6/15/28 (d)		850,000	884,272
4.875% 1/1/26 (d)		1,346,000	1,391,347
5.125% 5/1/25		1,597,000	1,604,985
6.125% 10/1/28 (d)		5,845,000	6,153,032
6.25% 2/1/27 (d)		2,564,000	2,706,302
Toledo Hospital:
5.325% 11/15/28		3,971,000	4,664,978
6.015% 11/15/48		7,532,000	9,595,522
U.S. Renal Care, Inc. 10.625% 7/15/27 (d)		1,380,000	1,511,100
Vizient, Inc. 6.25% 5/15/27 (d)		225,000	237,375
			149,052,497
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (d)		2,570,000	2,688,863
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (d)		280,000	292,250
5.5% 4/1/26 (d)		715,000	745,388
			1,037,638
Pharmaceuticals - 0.6%
Bausch Health Companies, Inc.:
5% 2/15/29 (d)		760,000	768,550
5.25% 1/30/30 (d)		1,130,000	1,148,871
5.25% 2/15/31 (d)		2,660,000	2,693,250
5.5% 11/1/25 (d)		265,000	272,738
6.25% 2/15/29 (d)		3,505,000	3,735,279
9% 12/15/25 (d)		352,000	383,314
Bayer AG 2.375% 4/2/75 (Reg. S) (f)	EUR	7,460,000	9,143,797
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		8,579,000	9,661,975
Elanco Animal Health, Inc.:
4.912% 8/27/21 (f)		1,833,000	1,858,204
5.272% 8/28/23 (f)		5,786,000	6,219,950
5.9% 8/28/28 (f)		2,437,000	2,826,920
Mylan NV 4.55% 4/15/28		7,694,000	8,923,795
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		381,000	381,876
3.65% 11/10/21		134,000	135,005
Teva Pharmaceutical Finance Netherlands III BV:
1.25% 3/31/23 (Reg. S)	EUR	1,400,000	1,653,089
2.2% 7/21/21		1,411,000	1,411,000
2.8% 7/21/23		8,301,000	8,134,980
Utah Acquisition Sub, Inc.:
3.15% 6/15/21		7,707,000	7,752,835
3.95% 6/15/26		4,038,000	4,510,077
Viatris, Inc.:
1.125% 6/22/22 (d)		6,439,000	6,495,129
1.65% 6/22/25 (d)		2,070,000	2,101,499
2.7% 6/22/30 (d)		10,521,000	10,663,902
3.85% 6/22/40 (d)		4,583,000	4,859,866
Zoetis, Inc. 3.25% 2/1/23		1,775,000	1,857,770
			97,593,671
TOTAL HEALTH CARE			279,971,764
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		3,311,000	3,663,078
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (d)		3,606,000	3,687,135
Bombardier, Inc.:
6% 10/15/22 (d)		1,520,000	1,490,178
6.125% 1/15/23 (d)		2,565,000	2,537,426
7.5% 12/1/24 (d)		235,000	220,459
7.5% 3/15/25 (d)		3,441,000	3,150,683
7.875% 4/15/27 (d)		4,165,000	3,738,921
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		2,215,000	2,300,831
5.375% 7/15/26 (d)		3,692,000	3,821,220
Howmet Aerospace, Inc.:
5.95% 2/1/37		120,000	144,294
6.75% 1/15/28		140,000	166,250
Moog, Inc. 4.25% 12/15/27 (d)		2,545,000	2,614,988
Rolls-Royce PLC:
3.375% 6/18/26	GBP	4,530,000	6,248,084
5.75% 10/15/27 (Reg. S)	GBP	755,000	1,140,223
The Boeing Co.:
5.04% 5/1/27		7,640,000	8,805,354
5.15% 5/1/30		7,640,000	8,902,603
5.705% 5/1/40		7,640,000	9,626,118
5.805% 5/1/50		7,600,000	9,803,624
5.93% 5/1/60		7,640,000	10,024,123
TransDigm UK Holdings PLC 6.875% 5/15/26		855,000	898,819
TransDigm, Inc.:
4.625% 1/15/29 (d)		1,875,000	1,844,531
5.5% 11/15/27		14,759,000	15,091,078
6.25% 3/15/26 (d)		7,059,000	7,439,410
6.375% 6/15/26		800,000	824,144
7.5% 3/15/27		959,000	1,022,179
8% 12/15/25 (d)		4,450,000	4,844,938
			114,050,691
Air Freight & Logistics - 0.0%
Rumo Luxembourg SARL 7.375% 2/9/24 (d)		2,363,000	2,450,874
XPO Logistics, Inc. 6.25% 5/1/25 (d)		2,600,000	2,792,530
			5,243,404
Airlines - 0.1%
Aerovias de Mexico SA de CV 7% 2/5/25 (d)(g)		210,000	99,488
Azul Investments LLP 5.875% 10/26/24 (d)		1,107,000	1,019,132
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		380,000	405,861
easyJet FinCo BV 1.875% 3/3/28 (Reg. S)	EUR	1,100,000	1,321,750
Ryanair Ltd. 2.875% 9/15/25 (Reg. S)	EUR	940,000	1,231,953
Wizz Air Finance Co. 1.35% 1/19/24 (Reg. S)	EUR	2,650,000	3,238,923
			7,317,107
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		6,100,000	6,405,000
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.75% 2/15/27 (d)		2,520,000	2,683,800
7.625% 9/1/23		181,000	188,186
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		6,519,000	6,519,000
Double Eagle III Midco 1 LLC 7.75% 12/15/25 (d)		3,400,000	3,621,000
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (d)		2,281,000	2,275,298
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		3,875,000	3,942,813
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (d)		956,000	979,781
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (d)		2,634,000	2,775,182
5.875% 10/1/30 (d)		2,619,000	2,831,794
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,510,000	1,672,325
Stericycle, Inc. 3.875% 1/15/29 (d)		2,080,000	2,094,872
			29,584,051
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		5,188,000	5,667,890
Pike Corp. 5.5% 9/1/28 (d)		4,810,000	5,002,400
			10,670,290
Electrical Equipment - 0.0%
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	1,329,000	1,635,575
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (d)		1,145,000	1,104,925
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		830,000	919,484
			2,024,409
Machinery - 0.0%
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		6,310,000	6,578,175
Marine - 0.0%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		310,000	346,038
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		930,000	969,525
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		3,555,000	3,641,227
Thomson Reuters Corp. 3.85% 9/29/24		1,266,000	1,383,878
TriNet Group, Inc. 3.5% 3/1/29 (d)		1,900,000	1,883,375
			7,878,005
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	2,765,000	3,482,726
JSC Georgian Railway 7.75% 7/11/22 (d)		196,000	208,189
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		175,000	241,008
			3,931,923
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		2,669,000	2,739,965
3% 9/15/23		1,163,000	1,220,063
3.375% 7/1/25		13,572,000	14,427,911
4.25% 2/1/24		11,266,000	12,288,733
4.25% 9/15/24		4,366,000	4,796,123
Travis Perkins PLC 4.5% 9/7/23 (Reg. S)	GBP	1,329,000	1,983,950
			37,456,745
Transportation Infrastructure - 0.3%
Aeroporti di Roma SPA 1.625% 2/2/29 (Reg. S)	EUR	1,015,000	1,218,532
Aeropuertos Argentina 2000 SA 9.375% 2/1/27 pay-in-kind (d)(f)		913,165	730,247
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		12,030,000	12,101,836
3.95% 7/1/24 (d)		4,160,000	4,356,299
4.25% 4/15/26 (d)		3,220,000	3,403,261
4.375% 5/1/26 (d)		5,080,000	5,389,472
5.25% 5/15/24 (d)		7,670,000	8,351,436
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		1,115,000	1,168,311
3.875% 7/18/29 (Reg. S)		800,000	846,000
DP World Ltd. 5.625% 9/25/48 (d)		240,000	286,590
Heathrow Funding Ltd. 7.125% 2/14/24	GBP	3,730,000	5,886,261
			43,738,245
TOTAL INDUSTRIALS			276,859,658
INFORMATION TECHNOLOGY - 1.3%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 0.75% 11/15/26 (Reg. S)	EUR	1,900,000	2,261,955
CommScope, Inc.:
5.5% 3/1/24 (d)		350,000	359,188
6% 3/1/26 (d)		350,000	367,938
HTA Group Ltd. 7% 12/18/25 (d)		345,000	367,641
IHS Netherlands Holdco BV 7.125% 3/18/25 (d)		1,585,000	1,657,316
SSL Robotics LLC 9.75% 12/31/23 (d)		450,000	504,000
			5,518,038
Electronic Equipment & Components - 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (d)		9,000,000	9,872,445
5.85% 7/15/25 (d)		2,748,000	3,234,608
6.02% 6/15/26 (d)		3,119,000	3,738,634
6.1% 7/15/27 (d)		5,045,000	6,185,660
6.2% 7/15/30 (d)		4,367,000	5,548,335
TTM Technologies, Inc.:
4% 3/1/29 (d)(e)		1,470,000	1,486,538
5.625% 10/1/25 (d)		1,930,000	1,974,216
			32,040,436
IT Services - 0.2%
Arches Buyer, Inc.:
4.25% 6/1/28 (d)		2,415,000	2,435,105
6.125% 12/1/28 (d)		4,335,000	4,481,241
Camelot Finance SA 4.5% 11/1/26 (d)		2,375,000	2,464,063
Gartner, Inc.:
3.75% 10/1/30 (d)		1,185,000	1,199,813
4.5% 7/1/28 (d)		1,835,000	1,926,750
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
6% 2/15/28 (d)		415,000	417,594
10.75% 6/1/28 (d)		4,625,000	5,318,750
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		9,879,000	10,191,423
Science Applications International Corp. 4.875% 4/1/28 (d)		385,000	401,363
Tempo Acquisition LLC 5.75% 6/1/25 (d)		1,730,000	1,838,125
			30,674,227
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (d)		3,204,000	3,158,515
2.45% 2/15/31 (d)		31,257,000	30,355,076
2.6% 2/15/33(d)		27,706,000	26,600,534
3.5% 2/15/41 (d)		22,019,000	21,943,056
3.75% 2/15/51 (d)		10,333,000	10,188,799
Micron Technology, Inc. 2.497% 4/24/23		15,434,000	16,076,987
ON Semiconductor Corp. 3.875% 9/1/28 (d)		1,385,000	1,447,325
			109,770,292
Software - 0.2%
Ascend Learning LLC:
6.875% 8/1/25 (d)		3,430,000	3,524,325
6.875% 8/1/25 (d)		1,194,000	1,226,835
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		3,125,000	3,106,563
Boxer Parent Co., Inc. 7.125% 10/2/25 (d)		1,010,000	1,093,325
CDK Global, Inc. 5.25% 5/15/29 (d)		435,000	468,221
Crowdstrike Holdings, Inc. 3% 2/15/29		1,380,000	1,380,000
Nuance Communications, Inc. 5.625% 12/15/26		1,287,000	1,348,133
Open Text Holdings, Inc. 4.125% 2/15/30 (d)		169,000	175,760
Oracle Corp. 2.8% 4/1/27		14,371,000	15,456,937
Sage Group PLC 1.625% 2/25/31 (Reg. S)	GBP	900,000	1,224,046
			29,004,145
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd. 3.421% 11/2/30 (d)		705,000	722,978
TOTAL INFORMATION TECHNOLOGY			207,730,116
MATERIALS - 0.9%
Chemicals - 0.5%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (d)		2,690,000	2,811,050
Braskem Idesa SAPI 7.45% 11/15/29 (d)		180,000	179,577
CF Industries Holdings, Inc.:
4.95% 6/1/43		189,000	222,573
5.15% 3/15/34		102,000	123,295
5.375% 3/15/44		1,190,000	1,486,013
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		12,132,000	14,064,135
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9665% 6/15/22 (d)(f)(h)		8,173,000	8,093,146
6.5% 5/15/26 (d)		4,265,000	4,307,650
6.875% 6/15/25 (d)		1,188,000	1,208,790
International Flavors & Fragrances, Inc. 1.8% 9/25/26	EUR	1,602,000	2,070,098
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		3,360,000	3,459,792
7% 12/31/27 (d)		330,000	326,618
MEGlobal Canada, Inc. 5% 5/18/25 (d)		155,000	171,566
Methanex Corp.:
5.125% 10/15/27		3,719,000	3,846,190
5.25% 12/15/29		584,000	598,965
5.65% 12/1/44		2,459,000	2,532,770
NOVA Chemicals Corp. 5.25% 6/1/27 (d)		2,650,000	2,762,625
Nufarm Australia Ltd. 5.75% 4/30/26 (d)		3,554,000	3,678,390
OCP SA 6.875% 4/25/44 (d)		150,000	183,703
Olin Corp.:
5% 2/1/30		3,589,000	3,758,401
5.125% 9/15/27		2,256,000	2,339,302
5.625% 8/1/29		2,344,000	2,528,590
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		1,047,000	1,071,866
SABIC Capital II BV 4% 10/10/23 (d)		902,000	974,160
Sasol Financing U.S.A. LLC 5.875% 3/27/24		190,000	203,433
The Chemours Co. LLC:
5.375% 5/15/27		4,936,000	5,195,140
5.75% 11/15/28 (d)		9,565,000	9,804,125
Valvoline, Inc. 4.25% 2/15/30 (d)		4,235,000	4,362,050
W. R. Grace & Co.-Conn. 4.875% 6/15/27 (d)		1,410,000	1,461,888
			83,825,901
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		340,000	339,327
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)(e)		445,000	446,113
4% 9/1/29 (d)(e)		2,930,000	2,937,325
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (d)		1,490,000	1,542,013
5.25% 8/15/27 (d)		254,000	263,047
6% 2/15/25 (d)		2,359,000	2,438,498
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (d)		3,449,000	3,493,871
7.875% 7/15/26 (d)		3,629,000	3,765,088
OI European Group BV 4% 3/15/23 (d)		455,000	465,238
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (d)		1,426,000	1,534,882
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		4,023,000	4,208,863
8.5% 8/15/27 (d)		3,205,000	3,437,363
			24,532,301
Metals & Mining - 0.3%
Allegheny Technologies, Inc.:
5.875% 12/1/27		7,780,000	8,217,625
7.875% 8/15/23		505,000	550,586
Alrosa Finance SA 3.1% 6/25/27 (d)		330,000	339,397
Antofagasta PLC 2.375% 10/14/30 (d)		1,005,000	997,714
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)		295,000	312,627
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		155,000	161,878
3.15% 1/14/30 (d)		405,000	426,263
3.625% 8/1/27 (d)		3,004,000	3,278,115
3.7% 1/30/50 (d)		945,000	932,597
4.5% 8/1/47 (d)		2,375,000	2,650,352
CSN Resources SA 7.625% 2/13/23 (d)		2,205,000	2,289,755
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		1,254,000	1,286,526
6.875% 10/15/27 (d)		2,855,000	3,094,106
7.25% 4/1/23 (d)		8,143,000	8,305,860
7.5% 4/1/25 (d)		375,000	388,125
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (d)		40,000	43,950
Fresnillo PLC 4.25% 10/2/50 (d)		505,000	506,641
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		225,000	245,320
HudBay Minerals, Inc. 4.5% 4/1/26 (d)(e)		640,000	648,403
Indonesia Asahan Aluminium Tbk PT 5.45% 5/15/30 (d)		660,000	756,113
Kaiser Aluminum Corp.:
4.625% 3/1/28 (d)		3,589,000	3,746,665
6.5% 5/1/25 (d)		1,374,000	1,470,180
Metinvest BV 7.75% 4/23/23 (d)		1,367,000	1,461,408
Stillwater Mining Co. 6.125% 6/27/22 (d)		2,008,000	2,021,805
TMK Capital SA 4.3% 2/12/27 (Reg. S)		600,000	612,563
Usiminas International SARL 5.875% 7/18/26 (d)		595,000	640,741
Vedanta Resources PLC 6.375% 7/30/22 (d)		975,000	939,352
VM Holding SA 6.5% 1/18/28 (d)		430,000	503,122
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		275,000	282,219
			47,110,008
TOTAL MATERIALS			155,807,537
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		8,767,000	10,701,739
Boston Properties, Inc.:
3.25% 1/30/31		8,522,000	9,040,495
3.85% 2/1/23		2,116,000	2,234,528
4.5% 12/1/28		7,625,000	8,917,461
Corporate Office Properties LP:
2.25% 3/15/26		3,379,000	3,465,034
5% 7/1/25		4,492,000	5,090,350
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,847,000	1,904,294
Duke Realty LP:
3.625% 4/15/23		2,282,000	2,409,653
3.75% 12/1/24		1,963,000	2,162,332
ESH Hospitality, Inc. 5.25% 5/1/25 (d)		641,000	653,423
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		625,000	624,690
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		2,678,000	2,838,798
3.5% 8/1/26		2,790,000	3,086,271
Healthpeak Properties, Inc.:
3.25% 7/15/26		1,156,000	1,270,195
3.5% 7/15/29		1,322,000	1,459,257
Hudson Pacific Properties LP 4.65% 4/1/29		15,534,000	17,758,219
iStar Financial, Inc.:
4.25% 8/1/25		560,000	562,100
4.75% 10/1/24		680,000	697,850
Lexington Corporate Properties Trust:
2.7% 9/15/30		3,649,000	3,672,044
4.4% 6/15/24		1,672,000	1,818,423
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		5,112,000	5,418,720
4.5% 1/15/28		2,256,000	2,385,720
4.625% 6/15/25 (d)		695,000	736,700
5.75% 2/1/27		835,000	943,550
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		302,000	312,812
Omega Healthcare Investors, Inc.:
3.375% 2/1/31		6,759,000	6,926,746
3.625% 10/1/29		11,904,000	12,491,795
4.375% 8/1/23		15,275,000	16,489,859
4.5% 1/15/25		3,878,000	4,225,064
4.5% 4/1/27		18,502,000	20,511,773
4.75% 1/15/28		10,700,000	11,933,324
4.95% 4/1/24		9,727,000	10,670,549
5.25% 1/15/26		10,610,000	12,054,500
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		560,000	607,152
Realty Income Corp. 3.25% 1/15/31		2,129,000	2,315,900
Retail Opportunity Investments Partnership LP:
4% 12/15/24		1,225,000	1,302,912
5% 12/15/23		737,000	791,657
Retail Properties America, Inc. 4.75% 9/15/30		764,000	825,696
Senior Housing Properties Trust 9.75% 6/15/25		385,000	433,606
Service Properties Trust:
3.95% 1/15/28		195,000	180,375
4.375% 2/15/30		3,060,000	2,845,800
4.95% 2/15/27		1,250,000	1,237,938
4.95% 10/1/29		1,150,000	1,109,750
5.5% 12/15/27		1,070,000	1,152,956
7.5% 9/15/25		285,000	324,090
Simon Property Group LP 2.45% 9/13/29		3,576,000	3,631,775
SITE Centers Corp.:
3.625% 2/1/25		3,106,000	3,238,246
4.25% 2/1/26		10,537,000	11,295,308
Store Capital Corp.:
2.75% 11/18/30		3,880,000	3,870,899
4.625% 3/15/29		3,549,000	4,037,350
The GEO Group, Inc. 6% 4/15/26		1,220,000	890,600
Uniti Group LP / Uniti Group Finance, Inc. 6.5% 2/15/29 (d)		5,950,000	5,994,625
Uniti Group, Inc.:
7.125% 12/15/24 (d)		4,994,000	5,125,093
7.875% 2/15/25 (d)		11,224,000	12,021,634
Ventas Realty LP:
3% 1/15/30		15,631,000	16,363,903
3.125% 6/15/23		1,981,000	2,082,307
3.5% 2/1/25		2,163,000	2,348,546
3.75% 5/1/24		9,073,000	9,840,128
4% 3/1/28		3,986,000	4,491,840
4.125% 1/15/26		2,017,000	2,282,337
4.75% 11/15/30		21,238,000	25,138,241
VEREIT Operating Partnership LP:
2.2% 6/15/28		1,564,000	1,563,842
2.85% 12/15/32		1,925,000	1,920,534
3.4% 1/15/28		3,355,000	3,624,061
VICI Properties, Inc.:
3.5% 2/15/25 (d)		90,000	91,238
4.25% 12/1/26 (d)		1,875,000	1,933,875
4.625% 12/1/29 (d)		2,365,000	2,482,541
Weingarten Realty Investors 3.375% 10/15/22		990,000	1,021,480
WP Carey, Inc.:
3.85% 7/15/29		2,566,000	2,853,505
4% 2/1/25		12,346,000	13,554,549
			340,294,557
Real Estate Management & Development - 0.6%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	2,140,000	2,446,460
ADO Properties SA 1.875% 1/14/26 (Reg. S)	EUR	5,200,000	6,152,594
Blackstone Property Partners Europe LP:
1.4% 7/6/22 (Reg. S)	EUR	1,109,000	1,357,230
1.75% 3/12/29 (Reg. S)	EUR	2,480,000	3,094,573
2% 2/15/24 (Reg. S)	EUR	1,250,000	1,576,433
Brandywine Operating Partnership LP:
3.95% 2/15/23		10,562,000	11,078,974
3.95% 11/15/27		8,220,000	8,655,748
4.1% 10/1/24		7,423,000	7,980,110
4.55% 10/1/29		8,895,000	9,748,770
Ceetrus SA 2.75% 11/26/26 (Reg. S)	EUR	1,300,000	1,684,711
Deutsche Annington Finance BV 5% 10/2/23 (d)		2,105,000	2,229,870
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		175,000	189,184
Essex Portfolio LP 3.875% 5/1/24		3,195,000	3,473,822
Greystar Real Estate Partners 5.75% 12/1/25 (d)		261,000	268,504
Heimstaden AB 4.25% 3/9/26 (Reg. S) (e)	EUR	400,000	477,273
Howard Hughes Corp.:
4.125% 2/1/29 (d)		990,000	982,724
4.375% 2/1/31 (d)		990,000	987,733
Mack-Cali Realty LP:
3.15% 5/15/23		5,348,000	5,404,919
4.5% 4/18/22		6,302,000	6,430,071
Post Apartment Homes LP 3.375% 12/1/22		933,000	970,376
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.75% 1/15/29 (d)		2,455,000	2,473,413
7.625% 6/15/25 (d)		80,000	87,133
Samhallsbyggnadsbolaget I Norden AB 1.75% 1/14/25 (Reg. S)	EUR	3,500,000	4,407,382
SATO Oyj 1.375% 2/24/28 (Reg. S)	EUR	1,400,000	1,732,244
Tanger Properties LP:
3.125% 9/1/26		4,970,000	5,142,813
3.75% 12/1/24		8,801,000	9,423,890
3.875% 12/1/23		7,917,000	8,311,984
			106,768,938
TOTAL REAL ESTATE			447,063,495
UTILITIES - 1.7%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		1,791,000	1,861,004
Clearway Energy Operating LLC:
4.75% 3/15/28 (d)		560,000	598,500
5% 9/15/26		1,432,000	1,474,960
5.75% 10/15/25		1,252,000	1,309,029
Cleco Corporate Holdings LLC 3.375% 9/15/29		6,938,000	7,188,521
Duke Energy Corp. 2.45% 6/1/30		6,067,000	6,172,018
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		2,680,000	2,671,456
5.9% 12/1/21 (d)		10,650,000	11,030,293
Enel SpA 3.375% 12/31/99 (Reg. S) (f)	EUR	2,010,000	2,670,476
Entergy Corp. 2.8% 6/15/30		6,226,000	6,501,346
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (d)		1,405,000	1,467,523
Eversource Energy 2.8% 5/1/23		5,482,000	5,726,337
Exelon Corp. 4.05% 4/15/30		3,689,000	4,224,429
FirstEnergy Corp.:
4.25% 3/15/23		11,339,000	12,004,939
7.375% 11/15/31		21,162,000	29,105,792
InterGen NV 7% 6/30/23 (d)		4,030,000	3,909,100
IPALCO Enterprises, Inc. 3.7% 9/1/24		3,797,000	4,123,356
Monongahela Power Co. 4.1% 4/15/24 (d)		1,445,000	1,552,464
NextEra Energy Partners LP:
4.25% 9/15/24 (d)		172,000	182,320
4.5% 9/15/27 (d)		339,000	377,544
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,460,000	3,425,019
3.625% 2/15/31 (d)		1,040,000	1,024,400
5.25% 6/15/29 (d)		1,975,000	2,084,356
5.75% 1/15/28		2,130,000	2,263,125
6.625% 1/15/27		615,000	639,526
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		2,288,460	2,425,768
Pattern Energy Operations LP 4.5% 8/15/28 (d)		990,000	1,030,107
PG&E Corp. 5.25% 7/1/30		3,640,000	3,893,708
PPL Capital Funding, Inc. 3.4% 6/1/23		2,607,000	2,758,071
SSE PLC 4.75% 9/16/77 (Reg. S) (f)		8,215,000	8,515,423
Vistra Operations Co. LLC:
5% 7/31/27 (d)		7,920,000	8,286,300
5.5% 9/1/26 (d)		6,599,000	6,846,463
5.625% 2/15/27 (d)		1,900,000	1,985,500
			149,329,173
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (d)		717,000	904,316
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		485,000	504,703
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		1,323,000	1,326,722
			2,735,741
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.7% 6/15/21		1,835,000	1,843,547
3.55% 6/15/26		2,935,000	3,228,917
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		640,000	640,800
Talen Energy Supply LLC 7.625% 6/1/28 (d)		1,130,000	1,202,942
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		416,250	454,233
TerraForm Power Operating LLC 5% 1/31/28 (d)		842,000	930,410
The AES Corp.:
3.3% 7/15/25 (d)		18,728,000	20,079,484
3.95% 7/15/30 (d)		16,328,000	17,838,177
			46,218,510
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		210,000	235,463
4.875% 4/23/30 (d)		135,000	163,814
Berkshire Hathaway Energy Co. 4.05% 4/15/25 (d)		26,164,000	29,160,831
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		1,658,000	1,832,778
NiSource, Inc.:
2.95% 9/1/29		17,668,000	18,705,515
5.25% 2/15/43		4,623,000	5,850,160
5.8% 2/1/42		2,300,000	2,991,827
5.95% 6/15/41		3,281,000	4,400,188
Puget Energy, Inc.:
4.1% 6/15/30		7,332,000	8,187,608
6% 9/1/21		5,649,000	5,803,301
Sempra Energy:
2.875% 10/1/22		2,090,000	2,156,334
6% 10/15/39		5,447,000	7,329,857
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (f)(h)		1,401,000	1,291,605
			88,109,281
TOTAL UTILITIES			286,392,705

TOTAL NONCONVERTIBLE BONDS			6,361,594,968

TOTAL CORPORATE BONDS
(Cost $5,871,681,815)			6,375,035,382

U.S. Government and Government Agency Obligations - 28.9%
U.S. Treasury Inflation-Protected Obligations - 3.9%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50		$31,488,391	$33,926,936
0.75% 2/15/45		57,842,082	69,389,339
1% 2/15/46		21,480,212	27,119,289
1% 2/15/49		19,532,714	25,190,555
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/30		25,310,000	27,658,151
0.25% 7/15/29		46,566,859	51,623,520
0.375% 1/15/27		41,716,408	46,268,953
0.625% 1/15/26		64,203,961	71,647,614
0.75% 7/15/28		129,778,072	149,126,687
0.875% 1/15/29		120,523,790	139,569,495

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			641,520,539

U.S. Treasury Obligations - 25.0%
U.S. Treasury Bonds:
1.125% 5/15/40		86,364,000	74,192,074
1.375% 8/15/50 (j)(k)		650,000	542,648
1.875% 2/15/51		827,791,000	783,814,489
2.25% 8/15/46 (k)		148,800	152,875
3% 2/15/47		245,214,000	289,745,245
5% 5/15/37 (k)		9,400	13,732
U.S. Treasury Notes:
0.125% 1/31/23		491,200,000	491,142,436
0.125% 8/15/23		28,612,000	28,563,941
0.125% 2/15/24		6,051,000	6,024,527
0.25% 7/31/25		95,151,000	93,682,850
0.375% 12/31/25		149,230,000	146,956,573
0.5% 2/28/26		168,110,000	166,350,098
0.875% 11/15/30 (l)		221,039,000	210,746,872
1.125% 2/29/28		331,866,000	332,177,124
1.125% 2/15/31		89,940,000	87,733,659
1.625% 9/30/26		455,668,000	474,802,497
2% 4/30/24		9,073,300	9,556,028
2.125% 7/31/24		126,782,000	134,339,396
2.125% 11/30/24 (j)(k)		2,250,000	2,389,922
2.125% 5/15/25 (j)(k)		834,700	889,705
2.125% 5/31/26		313,445,000	335,251,466
2.25% 12/31/24		138,476,900	147,856,547
2.375% 4/30/26		84,892,000	91,872,377
2.625% 3/31/25		50,000,000	54,246,094
2.75% 2/15/28		54,737,100	60,796,668
2.875% 8/15/28		78,639,600	88,282,167

TOTAL U.S. TREASURY OBLIGATIONS			4,112,122,010

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,688,405,473)			4,753,642,549

U.S. Government Agency - Mortgage Securities - 16.3%
Fannie Mae - 4.2%
12 month U.S. LIBOR + 1.440% 3.364% 4/1/37 (f)(h)		10,850	11,341
12 month U.S. LIBOR + 1.460% 2.017% 1/1/35 (f)(h)		8,551	8,942
12 month U.S. LIBOR + 1.480% 2.423% 7/1/34 (f)(h)		2,550	2,664
12 month U.S. LIBOR + 1.550% 2.553% 6/1/36 (f)(h)		8,140	8,562
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (f)(h)		8,044	8,429
12 month U.S. LIBOR + 1.620% 2.491% 3/1/33 (f)(h)		11,976	12,482
12 month U.S. LIBOR + 1.620% 2.803% 5/1/36 (f)(h)		23,278	24,464
12 month U.S. LIBOR + 1.630% 2.156% 9/1/36 (f)(h)		10,296	10,832
12 month U.S. LIBOR + 1.640% 2.727% 6/1/47 (f)(h)		17,238	18,280
12 month U.S. LIBOR + 1.660% 2.332% 5/1/35 (f)(h)		24,778	25,986
12 month U.S. LIBOR + 1.670% 2.551% 11/1/36 (f)(h)		6,936	7,289
12 month U.S. LIBOR + 1.700% 2.991% 6/1/42 (f)(h)		17,606	18,453
12 month U.S. LIBOR + 1.730% 2.383% 3/1/40 (f)(h)		21,543	22,685
12 month U.S. LIBOR + 1.730% 2.972% 5/1/36 (f)(h)		12,494	13,174
12 month U.S. LIBOR + 1.750% 2.412% 8/1/41 (f)(h)		21,689	22,782
12 month U.S. LIBOR + 1.750% 2.577% 7/1/35 (f)(h)		6,250	6,560
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(h)		22,059	23,174
12 month U.S. LIBOR + 1.800% 2.175% 1/1/42 (f)(h)		58,410	61,270
12 month U.S. LIBOR + 1.800% 2.384% 12/1/40 (f)(h)		691,827	727,471
12 month U.S. LIBOR + 1.800% 2.71% 7/1/41 (f)(h)		14,191	14,826
12 month U.S. LIBOR + 1.810% 2.185% 12/1/39 (f)(h)		16,323	17,185
12 month U.S. LIBOR + 1.810% 2.321% 9/1/41 (f)(h)		8,724	9,125
12 month U.S. LIBOR + 1.810% 2.694% 7/1/41 (f)(h)		15,153	15,961
12 month U.S. LIBOR + 1.810% 3.141% 2/1/42 (f)(h)		37,485	39,319
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(h)		22,031	23,259
12 month U.S. LIBOR + 1.830% 2.33% 10/1/41 (f)(h)		5,873	6,093
12 month U.S. LIBOR + 1.950% 2.806% 7/1/37 (f)(h)		11,344	12,033
6 month U.S. LIBOR + 1.500% 1.755% 1/1/35 (f)(h)		25,850	26,852
6 month U.S. LIBOR + 1.530% 2.025% 3/1/35 (f)(h)		4,719	4,909
6 month U.S. LIBOR + 1.530% 2.211% 12/1/34 (f)(h)		4,694	4,879
6 month U.S. LIBOR + 1.550% 1.828% 10/1/33 (f)(h)		1,837	1,907
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (f)(h)		3,029	3,157
6 month U.S. LIBOR + 1.740% 1.99% 12/1/34 (f)(h)		448	468
6 month U.S. LIBOR + 1.960% 2.725% 9/1/35 (f)(h)		5,485	5,764
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.277% 10/1/33 (f)(h)		40,643	42,745
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (f)(h)		4,690	4,931
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(h)		22,087	23,192
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.417% 10/1/33 (f)(h)		11,704	12,293
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.006% 7/1/34 (f)(h)		35,430	37,258
2.5% 5/1/31 to 10/1/50		52,713,653	55,278,234
3% 7/1/27 to 8/1/50		290,381,911	309,859,996
3.5% 1/1/34 to 5/1/50 (j)(m)		113,981,970	123,442,871
4% 11/1/31 to 11/1/49		72,619,343	79,942,564
4.5% to 4.5% 6/1/33 to 9/1/49		67,382,672	74,833,355
5% 1/1/22 to 2/1/49		31,692,168	35,965,302
5.255% 8/1/41 (f)		508,232	576,021
5.5% 10/1/21 to 12/1/23		5,261	5,404
6% to 6% 3/1/21 to 1/1/42		2,219,751	2,621,133
6.5% 3/1/22 to 4/1/37		937,747	1,088,456
6.582% 2/1/39 (f)		393,279	436,438
7% to 7% 9/1/21 to 7/1/37		204,560	235,589
7.5% to 7.5% 6/1/25 to 2/1/32		89,849	102,465
8% 8/1/29 to 3/1/37		3,895	4,744

TOTAL FANNIE MAE			685,733,568

Freddie Mac - 2.4%
12 month U.S. LIBOR + 1.320% 1.73% 1/1/36 (f)(h)		9,833	10,223
12 month U.S. LIBOR + 1.370% 1.977% 3/1/36 (f)(h)		32,969	34,394
12 month U.S. LIBOR + 1.500% 2.406% 3/1/36 (f)(h)		24,879	26,031
12 month U.S. LIBOR + 1.510% 2.015% 11/1/35 (f)(h)		5,866	6,143
12 month U.S. LIBOR + 1.750% 2.179% 12/1/40 (f)(h)		310,033	325,136
12 month U.S. LIBOR + 1.750% 2.328% 9/1/41 (f)(h)		122,724	128,853
12 month U.S. LIBOR + 1.750% 2.596% 7/1/41 (f)(h)		69,191	72,685
12 month U.S. LIBOR + 1.790% 2.168% 4/1/37 (f)(h)		2,515	2,644
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (f)(h)		11,619	12,287
12 month U.S. LIBOR + 1.880% 2.481% 9/1/41 (f)(h)		10,511	10,873
12 month U.S. LIBOR + 1.880% 3.725% 4/1/41 (f)(h)		5,619	5,912
12 month U.S. LIBOR + 1.890% 2.664% 10/1/42 (f)(h)		77,589	81,876
12 month U.S. LIBOR + 1.910% 2.91% 6/1/41 (f)(h)		6,601	6,962
12 month U.S. LIBOR + 1.910% 2.928% 6/1/41 (f)(h)		20,620	21,739
12 month U.S. LIBOR + 1.910% 2.986% 5/1/41 (f)(h)		16,101	16,965
12 month U.S. LIBOR + 1.910% 3.32% 5/1/41 (f)(h)		22,271	23,505
12 month U.S. LIBOR + 1.920% 2.92% 6/1/36 (f)(h)		6,490	6,864
12 month U.S. LIBOR + 2.020% 3.869% 4/1/38 (f)(h)		17,869	18,739
12 month U.S. LIBOR + 2.040% 2.569% 3/1/33 (f)(h)		396	415
12 month U.S. LIBOR + 2.040% 2.97% 7/1/36 (f)(h)		16,408	17,365
12 month U.S. LIBOR + 2.200% 2.575% 12/1/36 (f)(h)		22,249	23,522
6 month U.S. LIBOR + 1.120% 1.622% 8/1/37 (f)(h)		10,843	11,123
6 month U.S. LIBOR + 1.580% 1.83% 12/1/35 (f)(h)		1,303	1,359
6 month U.S. LIBOR + 1.720% 1.97% 8/1/37 (f)(h)		3,635	3,811
6 month U.S. LIBOR + 1.840% 2.72% 2/1/37 (f)(h)		5,514	5,791
6 month U.S. LIBOR + 1.850% 2.438% 10/1/36 (f)(h)		44,122	46,225
6 month U.S. LIBOR + 1.860% 2.401% 10/1/35 (f)(h)		24,080	25,216
6 month U.S. LIBOR + 2.020% 2.28% 6/1/37 (f)(h)		8,361	8,780
6 month U.S. LIBOR + 2.680% 2.933% 10/1/35 (f)(h)		8,231	8,673
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.967% 6/1/33 (f)(h)		30,032	31,532
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.044% 6/1/33 (f)(h)		53,786	56,381
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.68% 3/1/35 (f)(h)		111,605	117,446
2.5% 2/1/30 to 2/1/35		7,361,788	7,743,059
3% 4/1/32 to 4/1/50		81,079,347	86,598,995
3.5% 1/1/32 to 5/1/49 (j)(k)(m)(n)		151,320,490	163,919,151
3.5% 8/1/47		41,750	45,033
4% 6/1/33 to 5/1/48		104,366,054	114,533,069
4% 4/1/48		75,869	81,815
4.5% 6/1/25 to 12/1/48		22,816,642	25,309,316
5% 8/1/33 to 7/1/41		4,056,387	4,650,703
5.5% 6/1/22		8,324	8,499
6% 12/1/21 to 12/1/37		413,644	483,744
6.5% 9/1/21 to 9/1/39		503,507	592,907
7% 3/1/26 to 9/1/36		190,684	222,459
7.5% 1/1/27 to 11/1/31		4,141	4,816
8% 7/1/24 to 4/1/32		5,100	5,880
8.5% 12/1/22 to 1/1/28		4,121	4,647

TOTAL FREDDIE MAC			405,373,563

Ginnie Mae - 3.9%
3.5% 9/20/40 to 5/20/50 (j)		90,559,234	98,424,950
4% 5/20/33 to 5/20/49		59,046,449	64,628,679
4.5% 6/20/33 to 6/20/47		15,767,032	17,584,687
5% 12/15/32 to 4/20/48		11,649,359	13,104,868
5.5% 7/15/33 to 9/15/39		303,726	351,923
6% to 6% 10/15/30 to 11/15/39		108,586	125,371
7% to 7% 11/15/22 to 3/15/33		207,906	240,293
7.5% to 7.5% 2/15/22 to 9/15/31		59,657	66,417
8% 11/15/21 to 11/15/29		14,527	15,855
8.5% 11/15/21 to 1/15/31		3,904	4,562
9% 1/15/23		29	30
2% 2/20/51		9,000,000	9,150,062
2% 3/1/51 (e)		3,900,000	3,960,571
2% 3/1/51 (e)		9,200,000	9,342,886
2% 3/1/51 (e)		11,850,000	12,034,044
2% 3/1/51 (e)		19,750,000	20,056,739
2% 3/1/51 (e)		7,300,000	7,413,377
2% 3/1/51 (e)		10,350,000	10,510,747
2% 3/1/51 (e)		7,900,000	8,022,696
2% 4/1/51 (e)		20,450,000	20,725,273
2% 4/1/51 (e)		10,250,000	10,387,973
2.5% 3/1/51 (e)		7,600,000	7,892,246
2.5% 3/1/51 (e)		3,700,000	3,842,278
2.5% 3/1/51 (e)		25,000,000	25,961,335
2.5% 3/1/51 (e)		7,450,000	7,736,478
2.5% 3/1/51 (e)		4,950,000	5,140,344
2.5% 3/1/51 (e)		21,575,000	22,404,632
2.5% 3/1/51 (e)		1,500,000	1,557,680
2.5% 3/1/51 (e)		20,000,000	20,769,068
2.5% 3/1/51 (e)		1,500,000	1,557,680
2.5% 3/1/51 (e)		14,500,000	15,057,574
2.5% 4/1/51 (e)		28,150,000	29,169,787
3% 5/20/42 to 9/20/50		73,883,479	77,333,998
3% 3/1/51 (e)		7,100,000	7,396,617
3% 3/1/51 (e)		5,650,000	5,886,041
3% 3/1/51 (e)		11,750,000	12,240,881
3% 3/1/51 (e)		13,950,000	14,532,791
3% 3/1/51 (e)		70,550,000	73,497,374
6.5% 3/20/31 to 6/15/37		75,452	88,717

TOTAL GINNIE MAE			638,217,524

Uniform Mortgage Backed Securities - 5.8%
1.5% 3/1/36 (e)		8,800,000	8,912,717
1.5% 3/1/36 (e)		9,600,000	9,722,964
1.5% 3/1/36 (e)		8,500,000	8,608,875
1.5% 3/1/36 (e)		19,675,000	19,927,013
1.5% 3/1/36 (e)		13,300,000	13,470,357
2% 3/1/51 (e)		3,000,000	3,028,559
2% 3/1/51 (e)		6,300,000	6,359,973
2% 3/1/51 (e)		7,500,000	7,571,396
2% 3/1/51 (e)		16,200,000	16,354,216
2% 3/1/51 (e)		12,100,000	12,215,186
2% 3/1/51 (e)		3,050,000	3,079,034
2% 3/1/51 (e)		2,950,000	2,978,083
2% 3/1/51 (e)		5,800,000	5,855,213
2% 3/1/51 (e)		4,800,000	4,845,694
2% 3/1/51 (e)		17,600,000	17,767,543
2% 3/1/51 (e)		25,400,000	25,641,795
2% 3/1/51 (e)		19,850,000	20,038,962
2% 3/1/51 (e)		17,150,000	17,313,259
2% 3/1/51 (e)		6,900,000	6,965,685
2% 4/1/51 (e)		26,500,000	26,695,332
2% 4/1/51 (e)		33,450,000	33,696,560
2% 4/1/51 (e)		33,500,000	33,746,929
2.5% 3/1/51 (e)		5,200,000	5,392,156
2.5% 3/1/51 (e)		12,250,000	12,702,675
2.5% 3/1/51 (e)		12,450,000	12,910,066
2.5% 3/1/51 (e)		18,850,000	19,546,566
2.5% 3/1/51 (e)		18,925,000	19,624,337
2.5% 3/1/51 (e)		7,050,000	7,310,519
2.5% 3/1/51 (e)		7,550,000	7,828,996
2.5% 3/1/51 (e)		25,000,000	25,923,828
2.5% 3/1/51 (e)		7,450,000	7,725,301
2.5% 3/1/51 (e)		20,000,000	20,739,062
2.5% 3/1/51 (e)		9,550,000	9,902,902
2.5% 3/1/51 (e)		32,250,000	33,441,737
2.5% 3/1/51 (e)		29,550,000	30,641,964
2.5% 3/1/51 (e)		16,350,000	16,954,183
2.5% 3/1/51 (e)		11,800,000	12,236,047
2.5% 3/1/51 (e)		20,000,000	20,739,062
2.5% 4/1/51 (e)		30,950,000	32,025,995
3% 3/1/51 (e)		7,050,000	7,382,396
3% 3/1/51 (e)		9,150,000	9,581,408
3% 3/1/51 (e)		19,375,000	20,288,500
3% 3/1/51 (e)		25,000,000	26,178,710
3% 3/1/51 (e)		7,450,000	7,801,256
3% 3/1/51 (e)		27,100,000	28,377,722
3% 3/1/51 (e)		24,650,000	25,812,208
3% 3/1/51 (e)		22,075,000	23,115,801
3% 3/1/51 (e)		28,650,000	30,000,802
3% 3/1/51 (e)		15,100,000	15,811,941
3% 3/1/51 (e)		18,250,000	19,110,458
3% 3/1/51 (e)		18,300,000	19,162,816
3% 3/1/51 (e)		16,650,000	17,435,021
3% 3/1/51 (e)		17,975,000	18,822,492
3% 3/1/51 (e)		7,750,000	8,115,400
3% 3/1/51 (e)		19,375,000	20,288,500
3% 3/1/51 (e)		11,250,000	11,780,420
3% 4/1/51 (e)		3,050,000	3,194,279
3% 4/1/51 (e)		40,950,000	42,887,123

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			955,587,994

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,623,897,840)			2,684,912,649

Asset-Backed Securities - 5.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$4,496,845	$4,473,778
Series 2019-1 Class A, 3.844% 5/15/39 (d)		7,579,231	7,649,794
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		12,019,465	12,090,114
Class B, 4.458% 10/16/39 (d)		2,191,992	2,065,019
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		4,343,000	4,346,672
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 1.5424% 7/22/32 (d)(f)(h)		17,181,000	17,193,525
AIMCO CLO Ltd.:
Series 2020-11A Class A1, 3 month U.S. LIBOR + 1.380% 1.6046% 10/15/31 (d)(f)(h)		9,578,000	9,596,533
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.4356% 1/17/32 (d)(f)(h)		15,580,000	15,591,031
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.554% 1/20/33 (d)(f)(h)		6,180,000	6,199,436
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		261,000	289,646
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		595,000	646,562
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		611,000	678,352
Class XS, 0% 10/17/52 (c)(d)(f)(o)		417,614	4
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		5,884,674	5,885,216
Class B, 4.335% 1/16/40 (d)		972,650	914,985
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.5613% 10/15/32 (d)(f)(h)		11,120,000	11,143,007
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.4558% 1/15/33 (d)(f)(h)		12,410,000	12,424,321
Ares LV CLO Ltd. Series 2020-55A Class A1, 3 month U.S. LIBOR + 1.700% 1.9413% 4/15/31 (d)(f)(h)		12,711,000	12,741,023
Ares XLI CLO Ltd. / Ares XLI CLO LLC:
Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 1/15/29 (d)(f)(h)		14,121,000	14,117,470
Series 2021-41A Class AR2, 1 month U.S. LIBOR + 1.070% 1.07% 4/15/34 (d)(e)(f)(h)		13,319,000	13,319,000
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/33 (d)(f)(h)		4,451,000	4,465,831
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 3.9527% 6/26/34 (d)(f)(h)		3,560	12,190
Babson CLO Ltd./Cayman Islands Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.400% 1.6413% 10/15/32 (d)(f)(h)		15,207,000	15,246,097
Barings CLO Ltd. Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.444% 1/20/32 (d)(f)(h)		15,650,000	15,664,007
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.5534% 1/17/33 (d)(f)(h)		7,072,000	7,102,926
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		12,492,692	12,527,321
Class AA, 2.487% 12/16/41 (d)(f)		1,971,063	1,977,229
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.2313% 4/15/29 (d)(f)(h)		13,314,000	13,309,646
Cascade Funding Mortgage Trust:
Series 2020-HB2 Class A, 3.4047% 4/25/30 (d)		3,066,503	3,099,876
Series 2020-HB3 Class A, 2.8115% 5/25/30 (d)(f)		1,069,360	1,079,672
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		10,546,608	10,567,209
Class B, 5.095% 4/15/39 (d)		5,073,224	4,890,148
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		9,447,869	9,517,602
Series 2021-1A Class A, 3.474% 1/15/46 (d)		4,065,318	4,121,843
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 1.564% 10/20/32 (d)(f)(h)		9,285,000	9,331,787
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 1.5744% 5/29/32 (d)(f)(h)		6,355,000	6,369,839
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2020-12A Class A, 3 month U.S. LIBOR + 1.270% 1.5101% 10/25/32 (d)(f)(h)		8,999,000	9,030,775
CEDF:
Series 2018-6A Class AR, 3 month U.S. LIBOR + 1.090% 1.314% 10/20/28 (d)(f)(h)		3,245,000	3,246,480
Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 0% 4/20/34 (d)(e)(f)(h)		11,637,000	11,637,000
Cent CLO Ltd. / Cent CLO Series 2020-29A Class A1N, 3 month U.S. LIBOR + 1.700% 1.924% 7/20/31 (d)(f)(h)		12,672,000	12,739,732
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.4676% 10/25/37 (d)(f)(h)		3,300,476	3,318,118
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3474% 4/20/34 (d)(f)(h)		15,500,000	15,500,000
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.534% 1/20/34 (d)(f)(h)		20,650,000	20,693,923
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (d)		259,285	259,935
Consumer Loan Underlying Bond Credit Trust:
Series 2019-HP1 Class A, 2.59% 12/15/26 (d)		2,478,707	2,508,421
Series 2019-P1 Class A, 2.94% 7/15/26 (d)		1,093,354	1,098,531
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.9123% 1/28/40 (c)(d)(f)(h)		199,702	20
DataBank Issuer, LLC Series 2021-1A Class B, 2.65% 2/27/51 (d)		231,000	231,023
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (d)		6,113,910	6,250,923
Class A2II, 4.03% 11/20/47 (d)		10,358,630	10,974,036
Dryden 68 CLO Ltd. 3 month U.S. LIBOR + 1.310% 1.5513% 7/15/32 (d)(f)(h)		12,660,000	12,669,090
Dryden CLO, Ltd.:
Series 2019-75A Class AR, 3 month U.S. LIBOR + 1.200% 1.4413% 7/15/30 (d)(f)(h)		5,978,000	5,976,506
Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 1.554% 10/20/32 (d)(f)(h)		12,449,000	12,499,804
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.4573% 1/18/32 (d)(f)(h)		6,590,000	6,595,845
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2020-85A Class A1, 3 month U.S. LIBOR + 1.350% 1.5633% 10/15/32 (d)(f)(h)		11,115,000	11,155,270
Dryden Senior Loan Fund:
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 1.5238% 5/15/32 (d)(f)(h)		10,386,000	10,391,702
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.4034% 4/17/33 (d)(f)(h)		8,700,000	8,757,368
Eaton Vance CLO, Ltd.:
Series 2020-1A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 10/15/30 (d)(f)(h)		15,800,000	15,860,419
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.5603% 10/15/32 (d)(f)(h)		16,200,000	16,227,265
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.4101% 1/15/34 (d)(f)(h)		3,200,000	3,200,000
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		6,500,000	6,497,735
FirstKey Homes Trust Series 2020-SFR1 Class F2, 4.284% 9/17/25 (d)		420,000	437,559
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 1.5138% 11/16/32 (d)(f)(h)		12,358,000	12,395,593
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5483% 11/20/33 (d)(f)(h)		15,400,000	15,533,210
Home Partners of America Trust:
Series 2017-1 Class E, 1 month U.S. LIBOR + 2.650% 2.756% 7/17/34 (d)(f)(h)		153,000	153,178
Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 2.456% 7/17/37 (d)(f)(h)		389,000	390,908
Series 2019-2 Class F, 3.866% 10/19/39 (d)		519,590	513,918
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		5,229,396	5,280,522
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		5,460,051	5,474,529
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.4484% 1/15/33 (d)(f)(h)		7,620,000	7,625,395
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.1424% 1/22/28 (d)(f)(h)		9,840,000	9,839,164
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.14% 4/19/34 (d)(e)(f)(h)		16,420,000	16,420,000
Madison Park Funding Ltd. Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 1.5413% 7/15/32 (d)(f)(h)		13,736,000	13,745,354
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2020-45A Class A, 3 month U.S. LIBOR + 1.650% 1.8913% 7/15/31 (d)(f)(h)		17,100,000	17,138,167
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 10/15/32 (d)(f)(h)		5,990,000	6,023,059
Magnetite XXI Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 1.504% 4/20/30 (d)(f)(h)		11,179,000	11,180,878
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.5713% 1/15/33 (d)(f)(h)		18,686,000	18,744,375
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 0% 4/20/34 (d)(f)(h)		11,245,000	11,245,000
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 0.99% 1/15/34 (d)(e)(f)(h)		14,050,000	14,050,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (d)		2,781,937	2,805,526
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.294% 10/20/30 (d)(f)(h)		13,378,000	13,383,070
Nationstar HECM Loan Trust:
Series 2019-1A Class A, 2.6513% 6/25/29 (d)		1,994,460	1,997,900
Series 2020-1A Class A1, 1.2686% 9/25/30 (d)		9,635,619	9,622,602
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.760% 0.8826% 9/25/35 (f)(h)		22,572	22,561
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 1.5234% 7/17/32 (d)(f)(h)		12,592,000	12,605,776
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 1.0178% 7/25/25 (f)(h)		530,580	531,010
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (f)(h)		459,135	460,841
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		20,698,563	20,812,405
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		9,685,170	9,233,841
Progress Residential Trust:
Series 2018-SFR1 Class F, 4.778% 3/17/35 (d)		269,000	270,075
Series 2018-SFR2 Class F, 4.953% 8/17/35 (d)		292,000	295,452
Series 2018-SFR3:
Class F, 5.368% 10/17/35 (d)		392,000	399,409
Class G, 5.618% 10/17/35 (d)		336,000	339,373
Series 2019-SFR1 Class F, 5.061% 8/17/35 (d)		330,000	340,849
Series 2019-SFR2 Class F, 4.837% 5/17/36 (d)		116,000	112,604
Series 2019-SFR3 Class G, 4.116% 9/17/36 (d)		263,000	265,930
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,082,000	1,095,525
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		378,000	380,991
Class H, 5.268% 4/17/37 (d)		105,000	107,788
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		273,000	275,762
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		9,778,015	9,790,172
Prosper Marketplace Issuance Trust Series 2019-3A Class A, 3.19% 7/15/25 (d)		78,493	78,641
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		11,275,550	11,242,135
Class B, 4.335% 3/15/40 (d)		1,071,663	965,504
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		12,474,000	13,206,702
1.884% 7/15/50 (d)		4,985,000	5,141,546
2.328% 7/15/52 (d)		3,812,000	3,944,972
Stratus CLO Ltd. Series 2020-1A Class A, 3 month U.S. LIBOR + 1.980% 2.204% 5/1/28 (d)(f)(h)		14,735,939	14,746,888
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4867% 1/15/34 (d)(f)(h)		9,200,000	9,216,201
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.08% 4/20/33 (d)(e)(f)(h)		12,250,000	12,250,000
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 4.6951% 12/5/36 (c)(d)(f)(h)		365,891	27
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.224% 1/20/29 (d)(f)(h)		8,903,000	8,917,654
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (f)(h)		9,027	8,396
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		6,544,884	6,647,657
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		11,363,927	11,337,251
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		15,740,661	15,626,586
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (d)		7,619,307	8,052,911
Series 2019-1 Class A1, 3.7412% 3/25/58 (d)(f)		3,761,022	4,003,008
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.7973% 4/6/42 (d)(f)(h)		934,000	597,760
Tricon American Homes:
Series 2018-SFR1 Class F, 4.96% 5/17/37 (d)		883,000	933,863
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		525,000	543,794
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		151,000	160,902
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (d)		1,784,000	1,785,845
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (d)		403,000	413,430
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 1.5913% 4/15/32 (d)(f)(h)		12,578,000	12,577,887
Voya Series 2020-1A Class A, 3 month U.S. LIBOR + 1.700% 1.9234% 7/16/31 (d)(f)(h)		14,510,000	14,549,511
Voya CLO Ltd.:
Series 2017-1A Class A1, 3 month U.S. LIBOR + 1.250% 1.4734% 4/17/30 (d)(f)(h)		10,390,000	10,415,975
Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.494% 7/20/32 (d)(f)(h)		13,214,000	13,224,479
Voya CLO Ltd./Voya CLO LLC:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.600% 1.8234% 7/19/31 (d)(f)(h)		15,600,000	15,632,058
Series 2020-3A Class A1, 3 month U.S. LIBOR + 1.300% 1.4965% 10/20/31 (d)(f)(h)		20,400,000	20,512,873
TOTAL ASSET-BACKED SECURITIES
(Cost $939,285,898)			946,043,359

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.4%
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.5516% 7/26/36 (d)(f)		63,150	62,462
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		10,500,000	10,488,209
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		8,234,661	8,233,409
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		859,598	859,371
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (c)(d)(f)		2,066	323
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.4739% 5/27/37 (d)(f)(h)		1,243,071	1,208,538
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(h)		85,963	9
Ginnie Mae guaranteed REMIC pass-thru certificates floater Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5611% 2/20/49 (f)(h)		2,763,015	2,790,985
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 1.9937% 3/25/37 (f)		2,879	2,872
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (d)(f)(h)		4,144,034	4,153,793
Series 2019-2A Class 1A, 2.71% 12/22/69 (d)(f)		24,365,000	24,943,230
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (d)		1,035,825	1,041,499
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.1311% 7/26/45 (d)(f)		329,356	325,143
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		3,399,673	3,380,221
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (f)(h)		2,601	2,519
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (d)(f)(h)		8,636,000	8,654,490
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.4376% 9/25/43 (f)(h)		1,212,396	1,179,087

TOTAL PRIVATE SPONSOR			67,326,160

U.S. Government Agency - 0.7%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9176% 2/25/32 (f)(h)		4,143	4,216
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1083% 3/18/32 (f)(h)		7,436	7,598
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1176% 4/25/32 (f)(h)		8,431	8,644
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1176% 10/25/32 (f)(h)		11,079	11,332
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.8676% 1/25/32 (f)(h)		4,099	4,166
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9824% 12/25/33 (f)(o)(p)		139,336	37,600
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5624% 11/25/36 (f)(o)(p)		104,487	21,592
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		1,294	1,350
Series 1993-207 Class H, 6.5% 11/25/23		31,943	33,971
Series 1996-28 Class PK, 6.5% 7/25/25		11,511	12,284
Series 1999-17 Class PG, 6% 4/25/29		54,082	60,103
Series 1999-32 Class PL, 6% 7/25/29		56,754	63,270
Series 1999-33 Class PK, 6% 7/25/29		42,139	47,032
Series 2001-52 Class YZ, 6.5% 10/25/31		5,806	6,754
Series 2003-28 Class KG, 5.5% 4/25/23		15,618	16,238
Series 2005-102 Class CO 11/25/35 (q)		27,983	26,007
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.2442% 8/25/35 (f)(p)		7,442	10,000
Series 2005-81 Class PC, 5.5% 9/25/35		78,487	88,952
Series 2006-12 Class BO 10/25/35 (q)		127,757	118,640
Series 2006-15 Class OP 3/25/36 (q)		146,199	134,026
Series 2006-37 Class OW 5/25/36 (q)		14,052	12,703
Series 2006-45 Class OP 6/25/36 (q)		45,458	41,362
Series 2006-62 Class KP 4/25/36 (q)		74,901	68,840
Series 2012-149:
Class DA, 1.75% 1/25/43		1,433,795	1,472,326
Class GA, 1.75% 6/25/42		1,546,666	1,589,552
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		12,070	13,737
Series 1999-25 Class Z, 6% 6/25/29		45,705	51,558
Series 2001-20 Class Z, 6% 5/25/31		57,544	64,521
Series 2001-31 Class ZC, 6.5% 7/25/31		31,182	35,698
Series 2002-16 Class ZD, 6.5% 4/25/32		18,787	21,913
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.4324% 11/25/32 (f)(o)(p)		69,399	9,764
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		244,863	15,106
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.5224% 12/25/36 (f)(o)(p)		74,586	18,803
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.3224% 5/25/37 (f)(o)(p)		39,641	8,662
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.4671% 9/25/23 (f)(p)		1,488	1,727
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9824% 3/25/33 (f)(o)(p)		9,518	2,164
Series 2005-72 Class ZC, 5.5% 8/25/35		574,837	650,110
Series 2005-79 Class ZC, 5.9% 9/25/35		410,203	465,145
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.9142% 6/25/37 (f)(p)		33,617	69,178
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (f)(p)		50,510	104,419
Class SB, 39.600% - 1 month U.S. LIBOR 38.8942% 7/25/37 (f)(p)		17,129	31,676
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.4274% 8/25/37 (f)(o)(p)		1,502,775	325,244
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.2324% 3/25/38 (f)(o)(p)		256,359	52,305
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.9324% 12/25/40 (f)(o)(p)		247,095	47,291
Class ZA, 4.5% 12/25/40		1,018,249	1,113,052
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		132,914	7,700
Series 2010-150 Class ZC, 4.75% 1/25/41		1,376,964	1,533,374
Series 2010-95 Class ZC, 5% 9/25/40		2,944,865	3,277,500
Series 2011-39 Class ZA, 6% 11/25/32		176,912	204,118
Series 2011-4 Class PZ, 5% 2/25/41		508,448	604,536
Series 2011-67 Class AI, 4% 7/25/26 (o)		42,629	2,273
Series 2011-83 Class DI, 6% 9/25/26 (o)		19,443	594
Series 2012-100 Class WI, 3% 9/25/27 (o)		902,738	68,662
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.5324% 12/25/30 (f)(o)(p)		222,983	19,774
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.4324% 6/25/41 (f)(o)(p)		243,395	25,998
Series 2013-133 Class IB, 3% 4/25/32 (o)		477,639	21,708
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.9324% 1/25/44 (f)(o)(p)		311,337	54,545
Series 2013-51 Class GI, 3% 10/25/32 (o)		964,950	74,154
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.6024% 6/25/35 (f)(o)(p)		196,814	38,153
Series 2015-42 Class IL, 6% 6/25/45 (o)		1,481,101	291,735
Series 2015-70 Class JC, 3% 10/25/45		1,280,310	1,358,935
Series 2017-30 Class AI, 5.5% 5/25/47 (o)		826,941	167,041
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)		38,206	7,219
Series 343 Class 16, 5.5% 5/25/34 (o)		33,894	5,755
Series 348 Class 14, 6.5% 8/25/34 (f)(o)		23,613	5,428
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)		15,093	2,860
Class 13, 6% 3/25/34 (o)		20,962	3,992
Series 359 Class 19, 6% 7/25/35 (f)(o)		12,923	2,698
Series 384 Class 6, 5% 7/25/37 (o)		156,281	28,557
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9123% 1/15/32 (f)(h)		3,578	3,641
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (f)(h)		4,594	4,692
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1123% 3/15/32 (f)(h)		4,808	4,917
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0123% 6/15/31 (f)(h)		8,295	8,454
Class FG, 1 month U.S. LIBOR + 0.900% 1.0123% 3/15/32 (f)(h)		2,574	2,625
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.3623% 5/15/37 (f)(h)		193,842	194,615
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		63,147	70,499
Series 2101 Class PD, 6% 11/15/28		5,492	6,115
Series 2121 Class MG, 6% 2/15/29		23,891	26,651
Series 2131 Class BG, 6% 3/15/29		183,000	204,747
Series 2137 Class PG, 6% 3/15/29		27,678	31,017
Series 2154 Class PT, 6% 5/15/29		46,151	51,689
Series 2162 Class PH, 6% 6/15/29		9,703	10,790
Series 2520 Class BE, 6% 11/15/32		69,798	80,284
Series 2693 Class MD, 5.5% 10/15/33		712,009	812,003
Series 2802 Class OB, 6% 5/15/34		73,877	83,124
Series 3002 Class NE, 5% 7/15/35		185,455	207,514
Series 3110 Class OP 9/15/35 (q)		74,545	72,110
Series 3119 Class PO 2/15/36 (q)		172,085	157,485
Series 3121 Class KO 3/15/36 (q)		27,996	26,026
Series 3123 Class LO 3/15/36 (q)		98,294	90,029
Series 3145 Class GO 4/15/36 (q)		97,900	90,192
Series 3189 Class PD, 6% 7/15/36		154,572	181,418
Series 3225 Class EO 10/15/36 (q)		51,796	47,215
Series 3258 Class PM, 5.5% 12/15/36		73,853	84,774
Series 3415 Class PC, 5% 12/15/37		66,419	74,227
Series 3786 Class HI, 4% 3/15/38 (o)		62,256	1,037
Series 3806 Class UP, 4.5% 2/15/41		404,450	448,814
Series 3832 Class PE, 5% 3/15/41		754,064	843,839
Series 4135 Class AB, 1.75% 6/15/42		1,163,512	1,195,843
sequential payer:
Series 2135 Class JE, 6% 3/15/29		12,075	13,499
Series 2274 Class ZM, 6.5% 1/15/31		17,873	20,346
Series 2281 Class ZB, 6% 3/15/30		34,034	37,763
Series 2303 Class ZV, 6% 4/15/31		16,826	18,922
Series 2357 Class ZB, 6.5% 9/15/31		129,038	150,055
Series 2502 Class ZC, 6% 9/15/32		32,604	37,425
Series 2519 Class ZD, 5.5% 11/15/32		46,696	52,809
Series 2546 Class MJ, 5.5% 3/15/23		10,059	10,481
Series 2601 Class TB, 5.5% 4/15/23		4,626	4,817
Series 2998 Class LY, 5.5% 7/15/25		23,719	25,468
Series 3871 Class KB, 5.5% 6/15/41		1,074,870	1,257,783
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4878% 2/15/36 (f)(o)(p)		48,629	9,916
Series 2013-4281 Class AI, 4% 12/15/28 (o)		370,921	17,571
Series 2017-4683 Class LM, 3% 5/15/47		1,912,732	2,026,209
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 46.0704% 8/15/24 (f)(p)		136	156
Class SD, 86.400% - 1 month U.S. LIBOR 84.9907% 8/15/24 (f)(p)		200	255
Series 2933 Class ZM, 5.75% 2/15/35		795,069	932,634
Series 2935 Class ZK, 5.5% 2/15/35		720,190	822,388
Series 2947 Class XZ, 6% 3/15/35		272,650	315,925
Series 2996 Class ZD, 5.5% 6/15/35		594,318	690,528
Series 3237 Class C, 5.5% 11/15/36		789,822	903,830
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.5478% 11/15/36 (f)(o)(p)		209,012	49,311
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.6378% 3/15/37 (f)(o)(p)		328,530	80,664
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.6478% 4/15/37 (f)(o)(p)		460,492	114,454
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.4678% 6/15/37 (f)(o)(p)		162,899	34,489
Series 3949 Class MK, 4.5% 10/15/34		132,243	145,767
Series 3955 Class YI, 3% 11/15/21 (o)		32,377	241
Series 4055 Class BI, 3.5% 5/15/31 (o)		454,973	22,779
Series 4149 Class IO, 3% 1/15/33 (o)		492,477	53,657
Series 4314 Class AI, 5% 3/15/34 (o)		138,661	9,237
Series 4427 Class LI, 3.5% 2/15/34 (o)		996,552	74,930
Series 4471 Class PA 4% 12/15/40		790,589	848,083
target amortization class Series 2156 Class TC, 6.25% 5/15/29		29,512	31,936
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.0265% 2/15/24 (f)(h)		8,227	8,276
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		21,710	24,168
Series 2056 Class Z, 6% 5/15/28		50,837	56,719
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,633,654	1,783,481
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		3,904,203	4,234,368
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5826% 6/16/37 (f)(o)(p)		90,112	20,209
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6775% 3/20/60 (f)(h)(r)		1,188,490	1,192,132
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 7/20/60 (f)(h)(r)		160,587	160,274
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4439% 9/20/60(f)(h)(r)		195,739	195,250
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4439% 8/20/60 (f)(h)(r)		197,412	196,940
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5239% 12/20/60 (f)(h)(r)		394,418	394,178
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 12/20/60 (f)(h)(r)		468,764	469,742
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 2/20/61 (f)(h)(r)		747,287	748,443
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6339% 2/20/61 (f)(h)(r)		1,057,807	1,059,342
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6439% 4/20/61 (f)(h)(r)		443,248	444,199
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (f)(h)(r)		627,935	629,283
Class FC, 1 month U.S. LIBOR + 0.500% 0.6439% 5/20/61 (f)(h)(r)		506,094	507,181
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6739% 6/20/61 (f)(h)(r)		595,904	597,497
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 10/20/61 (f)(h)(r)		1,197,829	1,202,912
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 11/20/61 (f)(h)(r)		640,852	644,992
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8439% 1/20/62 (f)(h)(r)		428,544	431,157
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 1/20/62 (f)(h)(r)		611,017	613,961
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7739% 3/20/62 (f)(h)(r)		387,717	389,408
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7939% 5/20/61 (f)(h)(r)		13,451	13,524
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 0.6639% 10/20/62 (f)(h)(r)		312,848	313,592
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6739% 7/20/60 (f)(h)(r)		9,897	9,903
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 0.5039% 3/20/63 (f)(h)(r)		563,787	563,267
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 0.7439% 1/20/64 (f)(h)(r)		531,788	533,772
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 0.7439% 12/20/63 (f)(h)(r)		2,078,772	2,087,040
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 0.6439% 6/20/64 (f)(h)(r)		2,450,613	2,455,807
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 0.6439% 9/20/64 (f)(h)(r)		8,138,766	8,156,178
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 0.5439% 12/20/62 (f)(h)(r)		35,134	35,131
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 0.5111% 1/20/49 (f)(h)		3,546,068	3,577,521
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.6111% 10/20/49 (f)(h)		1,372,248	1,385,094
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5611% 12/20/49 (f)(h)		4,513,292	4,550,875
Series 2019-65 Class BF, 1 month U.S. LIBOR + 0.400% 0.5111% 5/20/49 (f)(h)		3,037,526	3,065,289
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.6111% 8/20/49 (f)(h)		1,889,325	1,907,766
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.5111% 3/20/50 (f)(h)		4,312,258	4,339,971
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.7777% 12/20/40 (f)(p)		1,440,680	1,684,515
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		60,257	5,515
Series 2016-69 Class WA, 3% 2/20/46		1,274,339	1,355,393
Series 2017-134 Class BA, 2.5% 11/20/46		1,727,236	1,814,245
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		266,574	298,320
Series 2010-160 Class DY, 4% 12/20/40		2,817,603	3,063,302
Series 2010-170 Class B, 4% 12/20/40		629,972	685,012
Series 2017-139 Class BA, 3% 9/20/47		6,245,908	6,545,214
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3926% 5/16/34 (f)(o)(p)		51,965	10,149
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0926% 8/17/34 (f)(o)(p)		52,571	12,291
Series 2010-116 Class QB, 4% 9/16/40		6,327,161	6,859,290
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4575% 5/20/60 (f)(h)(r)		461,771	460,896
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9889% 7/20/41 (f)(o)(p)		246,480	47,206
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5926% 6/16/42 (f)(o)(p)		191,195	41,231
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.5185% 4/20/39 (f)(p)		47,959	50,259
Class ST, 8.800% - 1 month U.S. LIBOR 8.6518% 8/20/39 (f)(p)		96,336	98,812
Series 2013-149 Class MA, 2.5% 5/20/40		3,134,937	3,244,292
Series 2014-2 Class BA, 3% 1/20/44		3,192,131	3,387,878
Series 2014-21 Class HA, 3% 2/20/44		1,281,507	1,360,704
Series 2014-25 Class HC, 3% 2/20/44		2,081,717	2,200,976
Series 2014-5 Class A, 3% 1/20/44		1,865,384	1,970,050
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		127,916	129,061
Series 2017-186 Class HK, 3% 11/16/45		2,967,513	3,140,572
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.46% 8/20/66 (f)(h)(r)		5,001,467	4,953,374

TOTAL U.S. GOVERNMENT AGENCY			121,156,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $184,287,494)			188,482,213

Commercial Mortgage Securities - 3.5%
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 3.212% 4/15/35 (d)(f)(h)		397,000	357,590
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 2.412% 6/15/35 (d)(f)(h)		172,000	164,247
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 3.312% 3/15/34 (d)(f)(h)		567,000	540,071
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 2.062% 4/15/36 (d)(f)(h)		1,045,000	1,002,733
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.862% 11/15/30 (d)(f)(h)		11,782,000	11,808,065
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		6,400,000	6,562,836
Class ANM, 3.112% 11/5/32 (d)		7,809,000	7,954,276
Series 2015-200P Class F, 3.5958% 4/14/33 (d)(f)		455,000	468,776
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		1,753,000	1,691,494
Class CNM, 3.7186% 11/5/32 (d)(f)		725,000	673,145
BANK:
sequential payer Series 2019-BN21 Class A5, 2.851% 10/17/52		1,355,000	1,445,654
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		782,000	719,287
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		455,000	398,751
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		960,000	862,841
Class E, 2.8% 11/15/50 (d)		609,000	423,551
Series 2018-BN12 Class D, 3% 5/15/61 (d)		487,000	418,290
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		430,000	369,341
Class E, 3% 11/15/61 (d)		430,000	337,835
Series 2019-BN18:
Class D, 3% 5/15/62 (d)		648,000	600,392
Class E, 3% 5/15/62 (d)		336,000	295,830
Series 2019-BN19 Class D, 3% 8/15/61 (d)		946,000	883,767
Series 2019-BN20 Class D, 2.5% 9/15/62 (d)		966,000	878,483
Series 2019-BN21 Class E, 2.5% 10/17/52 (d)		529,000	449,812
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		243,000	219,580
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		252,000	199,131
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		294,000	248,044
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		189,000	159,457
Class MCDG, 2.9182% 12/15/53 (f)		819,000	693,067
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		347,000	353,435
Class D, 3.25% 2/15/50 (d)		675,000	618,955
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 1.8725% 7/15/49 (f)(o)		14,686,327	981,825
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		188,000	165,837
Bayview Commercial Asset Trust Series 2006-3A, Class IO, 0% 10/25/36 (c)(d)(f)(o)		759,964	0
BBCMS Mortgage Trust:
sequential payer Series 2020-C8 Class E, 2.25% 10/15/53 (d)		830,000	637,121
Series 2016-ETC:
Class D, 3.6089% 8/14/36 (d)(f)		483,000	394,386
Class E, 3.6089% 8/14/36 (d)(f)		363,000	260,137
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		348,000	259,286
Series 2020-C7 Class D, 3.605% 4/15/53 (d)(f)		210,000	205,099
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		1,536,000	1,759,842
Series 2019-B14:
Class 225D, 3.2943% 12/15/62 (d)(f)		399,000	380,925
Class 225E, 3.2943% 12/15/62 (d)(f)		269,000	240,633
Class A5, 3.0486% 12/15/62		836,000	900,730
Series 2020-B20 Class E, 2% 10/15/53 (d)		588,000	451,583
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		351,000	302,490
Class E, 3% 5/15/53 (d)(f)		351,000	271,289
Series 2019-B12 Class D, 3% 8/15/52 (d)		381,000	348,210
Series 2020-B18:
Class AGNG, 4.3885% 7/15/53 (d)(f)		1,113,000	1,078,542
Class D, 2.25% 7/15/53 (d)		777,000	664,396
Series 2020-B21:
Class D, 2% 12/17/53 (d)		446,000	368,070
Class E, 2% 12/17/53 (d)		420,000	326,674
Series 2020-B22 Class E, 2% 1/15/54 (d)		502,000	395,569
Series 2020-IG2:
Class C, 3.2931% 9/15/48 (d)(f)		315,000	307,122
Class D, 3.2931% 9/15/48 (d)(f)		379,000	339,465
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		789,000	647,943
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 4.962% 10/15/35 (d)(f)(h)		558,000	560,107
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/28 (d)(f)(h)		6,971,000	7,040,667
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 3.05% 8/15/36 (d)(f)(h)		319,900	319,096
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 2.512% 6/15/35 (d)(f)(h)		168,000	153,095
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0631% 3/15/37 (d)(f)(h)		399,000	399,368
Class F, 1 month U.S. LIBOR + 2.470% 2.5831% 3/15/37 (d)(f)(h)		694,000	694,419
Series 2019-CALM Class E, 1 month U.S. LIBOR + 2.000% 2.112% 11/15/32 (d)(f)(h)		189,000	188,589
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.112% 12/15/36 (d)(f)(h)		7,241,322	7,241,320
Class C, 1 month U.S. LIBOR + 1.120% 1.232% 12/15/36 (d)(f)(h)		5,777,289	5,777,288
Class D, 1 month U.S. LIBOR + 1.250% 1.362% 12/15/36 (d)(f)(h)		9,793,149	9,793,146
Class G, 1 month U.S. LIBOR + 2.500% 2.612% 12/15/36 (d)(f)(h)		1,825,300	1,824,933
Series 2020-FOX Class G, 1 month U.S. LIBOR + 4.750% 4.862% 11/15/32 (d)(f)(h)		535,000	539,015
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.988% 11/15/32 (d)(f)(h)		3,068,000	3,069,908
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (d)(f)(h)		19,492,488	19,507,162
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.112% 11/15/32 (d)(f)(h)		10,209,000	10,240,909
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)		2,936,000	2,938,732
Class E, 3.667% 3/11/44 (d)(f)		1,518,000	1,457,451
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 4.362% 7/15/34 (d)(f)(h)		646,000	643,559
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 2.737% 9/15/37 (d)(f)(h)		3,605,957	2,857,993
Series 2018-IND:
Class F, 1 month U.S. LIBOR + 1.800% 1.912% 11/15/35 (d)(f)(h)		3,875,200	3,876,418
Class G, 1 month U.S. LIBOR + 2.050% 2.162% 11/15/35 (d)(f)(h)		819,700	821,144
Class H, 1 month U.S. LIBOR + 3.000% 3.112% 11/15/35 (d)(f)(h)		301,000	301,094
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 2.3486% 10/15/36 (d)(f)(h)		546,000	518,736
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.412% 4/15/34 (d)(f)(h)		6,526,000	6,493,397
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 4/15/34 (d)(f)(h)		4,315,000	4,261,111
Class D, 1 month U.S. LIBOR + 1.900% 2.012% 4/15/34 (d)(f)(h)		4,529,000	4,461,125
Class G, 1 month U.S. LIBOR + 3.600% 3.712% 4/15/34 (d)(f)(h)		861,000	809,388
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.192% 10/15/36 (d)(f)(h)		5,957,793	5,962,064
Class C, 1 month U.S. LIBOR + 1.250% 1.362% 10/15/36 (d)(f)(h)		7,489,960	7,495,312
Class D, 1 month U.S. LIBOR + 1.450% 1.562% 10/15/36 (d)(f)(h)		10,609,352	10,616,904
Class E, 1 month U.S. LIBOR + 1.800% 1.912% 10/15/36 (d)(f)(h)		14,905,874	14,916,413
Class F, 1 month U.S. LIBOR + 2.000% 2.112% 10/15/36 (d)(f)(h)		327,508	327,738
Class J, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (d)(f)(h)		4,510,114	4,511,679
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.712% 12/15/36 (d)(f)(h)		7,328,146	7,325,944
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (d)(f)(h)		331,000	331,183
Class FV, 1 month U.S. LIBOR + 2.400% 2.512% 2/15/36 (d)(f)(h)		1,094,000	1,094,645
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 1/15/34 (d)(f)(h)		229,000	229,143
Class G, 1 month U.S. LIBOR + 3.900% 4.0123% 1/15/34 (d)(f)(h)		114,000	114,000
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (d)(f)(h)		8,333,000	8,322,591
Series 2019-OC11:
Class C, 3.856% 12/9/41 (d)		609,000	652,548
Class D, 4.0755% 12/9/41 (d)(f)		84,000	88,252
Class E, 4.0755% 12/9/41 (d)(f)		2,416,000	2,468,581
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 2.8083% 6/15/35 (d)(f)(h)		303,000	303,095
CALI Mortgage Trust Series 2019-101C Class F, 4.3244% 3/10/39 (d)(f)		976,000	919,698
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class G, 1 month U.S. LIBOR + 3.250% 3.362% 12/15/37 (d)(f)(h)		2,708,000	2,713,763
CD Mortgage Trust Series 2017-CD3:
Class C, 4.5585% 2/10/50 (f)		813,000	829,427
Class D, 3.25% 2/10/50 (d)		735,000	603,744
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7395% 12/15/47 (d)(f)		272,000	279,839
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (d)(f)(h)		5,780,000	5,779,999
Class B, 1 month U.S. LIBOR + 1.250% 1.3623% 11/15/36 (d)(f)(h)		1,600,000	1,599,497
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (d)(f)(h)		15,976,061	15,877,332
Class B, 1 month U.S. LIBOR + 1.500% 1.612% 6/15/34 (d)(f)(h)		3,145,427	3,074,884
Class C, 1 month U.S. LIBOR + 1.750% 1.862% 6/15/34 (d)(f)(h)		3,552,670	3,419,997
Class E, 1 month U.S. LIBOR + 2.350% 2.462% 6/15/34 (d)(f)(h)		1,651,872	1,463,392
Class F, 1 month U.S. LIBOR + 2.600% 2.7202% 6/15/34 (d)(f)(h)		2,132,797	1,750,294
Citigroup Commercial Mortgage Trust:
Series 19-SMRT Class E, 4.7449% 1/10/36 (d)(f)		443,000	458,644
Series 2013-375P Class E, 3.5176% 5/10/35 (d)(f)		715,000	710,923
Series 2013-GC15 Class D, 5.1807% 9/10/46 (d)(f)		1,200,000	1,208,624
Series 2015-GC29 Class XA, 1.0361% 4/10/48 (f)(o)		19,416,028	715,492
Series 2015-GC33 Class XA, 0.8832% 9/10/58 (f)(o)		31,283,958	1,062,660
Series 2016-C3 Class D, 3% 11/15/49 (d)		829,000	635,644
Series 2016-P6 Class XA, 0.7704% 12/10/49 (f)(o)		29,203,833	740,890
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		546,000	504,243
Class E, 3% 8/10/56 (d)		462,000	383,951
Series 2019-GC43 Class E, 3% 11/10/52 (d)		651,000	568,432
Series 2020-420K Class E, 3.3118% 11/10/42 (d)		567,000	534,014
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		673,000	580,068
Class E, 2.6% 2/15/53 (d)		76,000	59,955
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 3.162% 9/15/33 (d)(f)(h)		267,000	238,423
Class G, 1 month U.S. LIBOR + 5.050% 5.1683% 9/15/33 (d)(f)(h)		300,000	241,255
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		3,375,249	3,529,339
Series 2013-LC6 Class E, 3.5% 1/10/46 (c)(d)		527,000	342,687
Series 2014-CR18 Class A5, 3.828% 7/15/47		2,605,000	2,844,162
Series 2012-CR1:
Class C, 5.3543% 5/15/45 (f)		426,000	387,837
Class D, 5.3543% 5/15/45 (d)(f)		1,160,000	890,889
Class G, 2.462% 5/15/45 (c)(d)		425,000	90,455
Series 2012-LC4 Class C, 5.5347% 12/10/44 (f)		94,000	87,333
Series 2013-CR10:
Class C, 4.7891% 8/10/46 (d)(f)		175,000	179,767
Class D, 4.7891% 8/10/46 (d)(f)		825,000	819,254
Series 2013-CR9 Class C, 4.2425% 7/10/45 (d)(f)		190,538	164,122
Series 2013-LC6 Class D, 4.3132% 1/10/46 (d)(f)		909,000	874,430
Series 2014-CR15 Class D, 4.7408% 2/10/47 (d)(f)		173,000	177,640
Series 2014-CR20 Class XA, 1.0187% 11/10/47 (f)(o)		38,090,961	1,182,888
Series 2014-LC17:
Class C, 4.5527% 10/10/47 (f)		189,000	196,877
Class XA, 0.7221% 10/10/47 (f)(o)		27,288,531	567,148
Series 2014-UBS2 Class D, 4.993% 3/10/47 (d)(f)		542,000	455,423
Series 2014-UBS6 Class XA, 0.8865% 12/10/47 (f)(o)		47,696,243	1,254,173
Series 2015-3BP Class F, 3.2384% 2/10/35 (d)(f)		845,000	809,329
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		593,000	522,434
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		999,000	1,053,916
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		202,000	183,352
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0231% 11/10/49 (f)		352,000	361,990
Class D, 2.7731% 11/10/49 (f)		299,000	239,207
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.8307% 8/15/45 (d)(f)		210,000	195,127
Class E, 4.8307% 8/15/45 (d)(f)		1,009,000	775,288
Class F, 4.25% 8/15/45 (d)		1,110,000	663,932
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		286,000	95,403
Core Industrial Trust floater Series 2019-CORE:
Class A, 1 month U.S. LIBOR + 0.880% 0.992% 12/15/31 (d)(f)(h)		6,084,000	6,095,621
Class E, 1 month U.S. LIBOR + 1.900% 2.012% 12/15/31 (d)(f)(h)		819,000	808,203
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 2.9968% 11/13/39 (d)(f)		651,000	615,103
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		42,946	26,056
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 1.342% 5/15/36 (d)(f)(h)		7,203,000	7,225,911
Class C, 1 month U.S. LIBOR + 1.430% 1.542% 5/15/36 (d)(f)(h)		1,734,000	1,736,174
Class F, 1 month U.S. LIBOR + 2.650% 2.762% 5/15/36 (d)(f)(h)		378,000	378,235
Series 2019-SKLZ Class D, 1 month U.S. LIBOR + 3.600% 3.712% 1/15/34 (d)(f)(h)		363,000	357,162
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 6.269% 10/15/37 (d)(f)(h)		588,000	598,134
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		4,092,000	4,186,946
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		7,384,000	7,361,533
Class B, 4.5349% 4/15/36 (d)		2,263,000	2,239,519
Class C, 4.782% 4/15/36 (d)(f)		1,523,000	1,469,353
Class D, 4.782% 4/15/36 (d)(f)		3,047,000	2,737,199
Series 2019-UVIL Class E, 3.2833% 12/15/41 (d)(f)		525,000	439,634
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (d)		701,000	565,516
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (d)(f)		588,000	567,282
Series 2017-CX9 Class D, 4.1481% 9/15/50 (d)(f)		284,000	223,729
Series 2018-CX11 Class C, 4.4427% 4/15/51 (f)		282,000	297,943
Series 2019-C15 Class C, 4.98% 3/15/52 (f)		798,000	854,777
CSMC Trust:
floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 4.462% 7/15/32 (d)(f)(h)		732,000	592,940
Series 2017-MOON Class E, 3.1965% 7/10/34 (d)(f)		789,000	764,629
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (d)(f)		255,000	264,703
Class E, 4.9345% 1/10/34 (d)(f)		818,000	829,229
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 2.6122% 5/15/35 (d)(f)(h)		662,691	654,892
Series 2018-C1:
Class C, 4.6352% 10/15/51 (f)		189,000	201,523
Class D, 2.8852% 10/15/51 (d)(f)		840,000	762,489
Series 2019-1735 Class F, 4.1946% 4/10/37 (d)(f)		665,000	544,187
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		212,000	182,029
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.4963% 11/10/46 (d)(f)		1,166,000	1,165,304
Class F, 5.4963% 11/10/46 (d)(f)		1,162,000	1,140,084
Class G, 4.652% 11/10/46 (d)		1,241,000	1,231,533
Class XB, 0.2207% 11/10/46 (d)(f)(o)		4,473,985	400
Series 2011-LC3A Class D, 5.3363% 8/10/44 (d)(f)		529,000	519,435
DC Office Trust Series 2019-MTC Class E, 3.072% 9/15/45 (d)(f)		250,000	225,522
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4899% 8/10/49 (f)		218,000	205,354
Freddie Mac:
pass-thru certificates Series K013 Class X3, 4.5791% 1/25/43 (f)(o)		32,986	57
Series KAIV Class X2, 3.5908% 6/25/41 (f)(o)		310,000	152
GB Trust floater Series 2020-FLIX:
Class A, 1 month U.S. LIBOR + 1.120% 1.232% 8/15/37 (d)(f)(h)		10,900,000	10,985,955
Class B, 1 month U.S. LIBOR + 1.350% 1.462% 8/15/37 (d)(f)(h)		2,300,000	2,307,860
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 8/15/37 (d)(f)(h)		1,200,000	1,211,451
GPMT, Ltd. / GPMT LLC floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 3.0611% 11/21/35 (d)(f)(h)		234,000	231,197
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		357,000	347,373
Class X, 0.7423% 8/10/43 (d)(f)(o)		454,546	2,503
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 2.762% 10/15/36 (d)(f)(h)		602,000	532,490
Series 2019-SOHO Class E, 1 month U.S. LIBOR + 1.870% 1.9866% 6/15/36 (d)(f)(h)		839,000	795,521
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 1.562% 9/15/31 (d)(f)(h)		22,596,000	21,918,378
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.202% 10/15/31 (d)(f)(h)		10,353,000	10,363,850
Series 2011-GC3 Class D, 5.3779% 3/10/44 (d)(f)		178,000	177,923
Series 2011-GC5:
Class C, 5.3473% 8/10/44 (d)(f)		505,077	424,435
Class D, 5.3473% 8/10/44 (d)(f)		342,592	209,312
Class E, 5.3473% 8/10/44 (c)(d)(f)		424,043	237,076
Class F, 4.5% 8/10/44 (c)(d)		733,782	73,378
Series 2012-GC6:
Class D, 5.6505% 1/10/45 (d)(f)		1,025,000	897,948
Class E, 5% 1/10/45 (d)(f)		620,000	432,688
Series 2012-GC6I Class F, 5% 1/10/45 (c)(f)		244,543	106,987
Series 2012-GCJ7:
Class C, 5.6186% 5/10/45 (f)		562,000	585,940
Class D, 5.6186% 5/10/45 (d)(f)		1,399,000	1,305,668
Class F, 5% 5/10/45 (c)(d)		603,531	161,108
Series 2012-GCJ9:
Class D, 4.7399% 11/10/45 (d)(f)		1,059,000	1,031,409
Class E, 4.7399% 11/10/45 (d)(f)		510,000	423,318
Series 2013-GC10 Class D, 4.4019% 2/10/46 (d)(f)		334,000	300,989
Series 2013-GC12 Class D, 4.4516% 6/10/46 (d)(f)		138,482	122,944
Series 2013-GC13 Class D, 4.0838% 7/10/46 (d)(f)		1,048,000	675,541
Series 2013-GC16:
Class C, 5.3107% 11/10/46 (f)		241,000	245,084
Class D, 5.3107% 11/10/46 (d)(f)		634,000	631,377
Class F, 3.5% 11/10/46 (d)		536,000	391,731
Series 2014-GC20 Class XA, 1.0091% 4/10/47 (f)(o)		41,373,124	1,022,640
Series 2015-GC34 Class XA, 1.2218% 10/10/48 (f)(o)		9,621,125	445,945
Series 2016-GS2:
Class B, 3.759% 5/10/49		483,000	522,573
Class C, 4.7088% 5/10/49 (f)		423,000	470,227
Class D, 2.753% 5/10/49 (d)		386,000	358,204
Series 2016-GS4 Class C, 3.8108% 11/10/49 (f)		264,000	251,293
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		950,000	868,885
Series 2018-GS9 Class D, 3% 3/10/51 (d)		476,000	416,713
Series 2019-GC38 Class D, 3% 2/10/52 (d)		543,000	506,101
Series 2019-GC39 Class D, 3% 5/10/52 (d)		672,000	623,928
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		525,000	488,566
Class DBF, 3.5497% 7/10/52 (d)(f)		619,000	550,352
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		727,000	658,125
Class E, 2.8% 9/1/52 (d)		609,000	537,242
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		651,000	678,715
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		395,000	295,800
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		525,000	470,170
Class SWD, 3.2185% 12/13/39 (d)(f)		399,000	371,952
Series 2020-GC47 Class D, 3.4554% 5/12/53 (d)(f)		189,000	186,546
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 5.95% 11/21/23 (d)(f)(h)		1,743,000	1,743,523
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.1935% 11/5/38 (d)(f)		831,000	851,183
Class F, 4.1935% 11/5/38 (d)(f)		1,113,000	1,102,715
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		399,000	401,391
Class F, 6.1552% 11/5/35 (d)		846,000	852,214
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		376,622	379,849
Class F, 4.101% 9/17/39 (d)		94,392	96,824
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.4431% 7/10/39 (d)(f)		483,000	489,677
Series 2019-55HY Class F, 2.9428% 12/10/41 (d)(f)		378,000	356,684
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 2.2623% 6/15/34 (d)(f)(h)		301,852	299,515
Class FFL, 1 month U.S. LIBOR + 2.850% 2.9623% 6/15/34 (d)(f)(h)		138,273	136,415
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		592,000	581,483
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2018-LAQ:
Class C, 1 month U.S. LIBOR + 1.600% 1.712% 6/15/32 (d)(f)(h)		366,400	366,393
Class E, 1 month U.S. LIBOR + 3.000% 3.112% 6/15/35 (d)(f)(h)		30,400	30,406
Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 2.272% 7/15/36 (d)(f)(h)		567,000	559,892
Class F, 1 month U.S. LIBOR + 3.000% 3.112% 7/15/36 (d)(f)(h)		189,000	185,454
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		401,000	402,090
Class FFX, 4.6254% 1/16/37 (d)		642,000	610,241
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7404% 4/15/47 (f)(o)		4,415,710	69,180
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		106,000	85,490
Series 2014-C26 Class D, 3.8796% 1/15/48 (d)(f)		416,000	408,451
Series 2015-C30 Class XA, 0.5054% 7/15/48 (f)(o)		25,634,936	494,344
Series 2015-C32 Class C, 4.651% 11/15/48 (f)		1,368,000	1,189,078
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.42% 12/15/49 (d)(f)		696,000	581,587
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.087% 12/15/49 (f)		343,000	342,990
Class D, 3.087% 12/15/49 (d)(f)		681,000	569,136
Series 2017-C7:
Class C, 4.1793% 10/15/50 (f)		198,000	212,574
Class D, 3% 10/15/50 (d)		331,000	293,041
Series 2018-C8 Class D, 3.2432% 6/15/51 (d)(f)		223,000	188,068
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		315,000	284,593
Class E, 2.5% 11/13/52 (d)		609,000	520,079
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		399,000	327,979
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX:
Class C, 5.1332% 6/15/45 (f)		91,000	86,629
Class D, 5.1332% 6/15/45 (d)(f)		481,000	386,075
Class E, 5.1332% 6/15/45 (d)(f)		625,000	306,998
Class F, 4% 6/15/45 (c)(d)		615,000	183,536
Class G 4% 6/15/45 (c)(d)		674,000	135,553
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2011-C3:
Class E, 5.7002% 2/15/46 (d)(f)		637,000	186,627
Class G, 4.409% 2/15/46 (c)(d)(f)		202,000	31,983
Class H, 4.409% 2/15/46 (c)(d)(f)		453,000	21,681
Series 2011-C4:
Class D, 5.48% 7/15/46 (d)(f)		1,134,000	1,126,650
Class E, 5.48% 7/15/46 (d)(f)		798,000	790,282
Class H, 3.873% 7/15/46 (d)		428,000	411,361
Class NR, 3.873% 7/15/46 (d)		231,000	204,340
Series 2011-C5:
Class B. 5.4241% 8/15/46 (d)(f)		414,000	418,448
Class C, 5.4241% 8/15/46 (d)(f)		236,000	237,681
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		584,000	546,247
Class D, 4.1669% 4/15/46 (f)		907,000	657,933
Class F, 3.25% 4/15/46 (c)(d)(f)		1,014,000	442,499
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (d)(f)		516,000	57,068
Class E, 3.8046% 6/10/27 (d)(f)		830,000	31,061
Series 2018-AON Class F, 4.6132% 7/5/31 (d)(f)		409,000	406,934
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		4,763,000	5,057,225
Class CFX, 4.9498% 7/5/33 (d)		1,323,000	1,399,522
Class DFX, 5.3503% 7/5/33 (d)		2,354,000	2,486,921
Class EFX, 5.5422% 7/5/33 (d)		2,783,000	2,869,533
Class XAFX, 1.116% 7/5/33 (d)(f)(o)		19,961,000	484,637
Series 2019-OSB Class E, 3.7828% 6/5/39 (d)(f)		588,000	587,531
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 2.112% 5/15/36 (d)(f)(h)		924,000	887,286
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (d)(f)		734,000	730,761
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (d)(f)		213,000	228,348
Class E, 4.6485% 2/10/36 (d)(f)		523,000	549,503
Market Mortgage Trust Series 2020-525M Class F, 2.9406% 2/12/40 (d)(f)		455,000	407,391
Merit floater Series 2020-HILL Class F, 1 month U.S. LIBOR + 4.100% 4.212% 8/15/37 (d)(f)(h)		707,000	713,631
MFT Trust Series 2020-B6 Class C, 3.2828% 8/10/40 (d)(f)		399,000	370,604
MOFT Trust Series 2020-ABC:
Class D, 3.4767% 2/10/42 (d)(f)		263,000	247,020
Class E, 3.4767% 2/10/42 (d)(f)		194,000	172,313
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		386,000	364,445
Series 2012-C5 Class E, 4.6745% 8/15/45 (d)(f)		159,000	159,863
Series 2012-C6 Class D, 4.6054% 11/15/45 (d)(f)		811,000	801,792
Series 2012-C6, Class F, 4.6054% 11/15/45 (c)(d)(f)		378,000	256,178
Series 2013-C12 Class D, 4.7628% 10/15/46 (c)(d)(f)		713,000	565,816
Series 2013-C13:
Class D, 4.8981% 11/15/46 (d)(f)		970,000	873,063
Class E, 4.8981% 11/15/46 (d)(f)		435,919	327,942
Series 2013-C7 Class C, 4.1199% 2/15/46 (f)		175,000	171,454
Series 2013-C8 Class D, 4.0558% 12/15/48 (d)(f)		273,000	261,122
Series 2013-C9:
Class C, 4.031% 5/15/46 (f)		502,000	509,433
Class D, 4.119% 5/15/46 (d)(f)		938,000	826,081
Class E, 4.119% 5/15/46 (d)(f)		402,000	331,365
Series 2014-C17 Class XA, 1.0785% 8/15/47 (f)(o)		41,065,788	1,006,239
Series 2015-C25 Class XA, 1.0528% 10/15/48 (f)(o)		15,945,414	593,061
Series 2016-C30:
Class C, 4.1164% 9/15/49 (f)		151,000	147,715
Class D, 3% 9/15/49 (d)		138,000	98,082
Series 2016-C31 Class C, 4.3049% 11/15/49 (f)		343,000	350,772
Series 2016-C32 Class C, 4.2882% 12/15/49 (f)		236,000	228,024
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		520,000	480,714
Morgan Stanley Capital Barclays Bank Trust sequential payer Series 2016-MART Class A, 2.2004% 9/13/31 (d)		3,489,000	3,492,464
Morgan Stanley Capital I Trust:
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (d)(f)(h)		5,100,000	5,220,967
sequential payer:
Series 2011-C1 Class G, 4.193% 9/15/47 (d)		375,954	368,435
Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		16,898,000	17,645,216
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		6,372	6,460
Series 2011-C2:
Class D, 5.3979% 6/15/44 (d)(f)		977,000	811,569
Class F, 5.3979% 6/15/44 (d)(f)		407,000	230,069
Class XB, 0.2984% 6/15/44 (d)(f)(o)		2,857,384	18,373
Series 2011-C3:
Class AJ, 5.2442% 7/15/49 (d)(f)		4,800,000	4,846,765
Class C, 5.2442% 7/15/49 (d)(f)		480,000	467,653
Class D, 5.2442% 7/15/49 (d)(f)		1,176,000	1,054,279
Class E, 5.2442% 7/15/49 (d)(f)		666,000	515,649
Class F, 5.2442% 7/15/49 (c)(d)(f)		182,000	111,971
Class G, 5.2442% 7/15/49 (c)(d)(f)		616,400	218,136
Series 2012-C4 Class D, 5.4184% 3/15/45 (d)(f)		231,000	175,626
Series 2014-150E:
Class C, 4.295% 9/9/32 (d)(f)		238,000	249,354
Class F, 4.295% 9/9/32 (d)(f)		401,000	382,715
Series 2015-MS1:
Class C, 4.0312% 5/15/48 (f)		266,000	255,861
Class D, 4.0312% 5/15/48 (d)(f)		751,000	662,842
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		298,000	166,561
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		798,000	646,492
Class D, 3.9014% 11/15/49 (f)		343,000	347,182
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 2.712% 11/15/34 (d)(f)(h)		462,000	464,588
Series 2018-H4 Class A4, 4.31% 12/15/51		4,779,000	5,517,464
Series 2018-MP Class E, 4.276% 7/11/40 (d)(f)		730,000	643,472
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (d)(f)		2,441,000	2,462,747
Class C, 3.1771% 11/10/36 (d)(f)		2,343,000	2,327,503
Series 2020-CNP Class D, 2.4276% 4/5/42 (d)(f)		252,000	208,838
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		420,000	379,590
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.775% 7/15/33 (d)(f)		4,130	4,126
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.362% 8/15/34 (d)(f)(h)		1,955,565	1,959,866
MRCD Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		2,730,000	2,575,658
Class J, 4.25% 12/15/36 (d)		1,877,000	1,746,630
MSCCG Trust:
floater Series 2018-SELF Class E, 1 month U.S. LIBOR + 2.150% 2.262% 10/15/37 (d)(f)(h)		387,000	391,855
floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 3.162% 10/15/37 (d)(f)(h)		166,000	167,314
Series 2016-SNR:
Class D, 6.55% 11/15/34 (d)		787,695	782,356
Class E, 6.8087% 11/15/34 (d)		307,700	292,651
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (d)(f)		170,000	132,075
MTRO Commercial Mortgage Trust floater Series 2019-TECH Class E, 1 month U.S. LIBOR + 2.050% 2.1623% 12/15/33 (d)(f)(h)		415,000	406,193
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (d)(f)		170,000	166,488
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 3.1123% 11/15/34 (d)(f)(h)		138,000	127,745
Series 2019-10K:
Class E, 4.1346% 5/15/39 (d)(f)		231,000	220,091
Class F, 4.1346% 5/15/39 (d)(f)		768,000	681,816
Series 2019-1776:
Class E, 3.9017% 10/15/36 (d)		588,000	578,388
Class F, 4.2988% 10/15/36 (d)		872,000	828,743
Series 2020-2PAC:
Class AMZ2, 3.5% 1/15/37 (d)(f)		399,000	408,908
Class AMZ3, 3.5% 1/15/37 (d)(f)		189,000	189,231
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 3.112% 12/15/35 (d)(f)(h)		775,000	762,508
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.57% 12/15/37 (d)(f)(h)		8,250,000	8,247,744
Progress Residential Trust Series 2019-SFR3 Class F, 3.867% 9/17/36 (d)		315,000	321,898
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		120,469	138,640
RETL floater Series 2019-RVP Class C, 1 month U.S. LIBOR + 2.100% 2.212% 3/15/36 (d)(f)(h)		11,432,562	11,375,043
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.4771% 9/15/39 (d)(f)		747,000	689,007
Series 2020-COVE:
Class F, 3.7276% 3/15/37 (d)(f)		716,000	662,506
Class G, 3.7276% 3/15/37 (d)(f)		198,000	162,645
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class F, 5.5158% 8/15/39 (f)		603,000	526,430
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.5688% 5/10/45 (d)(f)		537,000	424,368
Class E, 5% 5/10/45 (c)(d)(f)		325,000	183,515
Class F, 5% 5/10/45 (c)(d)(f)		418,000	61,186
Series 2017-C7 Class XA, 1.0307% 12/15/50 (f)(o)		29,923,763	1,541,924
Series 2018-C8 Class C, 4.7017% 2/15/51 (f)		189,000	206,667
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(f)		201,000	115,982
Series 2012-WRM Class E, 4.238% 6/10/30 (c)(d)(f)		478,000	195,291
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.0502% 1/10/45 (d)(f)		168,000	161,692
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		12,891,000	12,811,455
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		800,000	801,577
Class X, 0.4294% 10/10/42 (d)(f)(o)		19,300,000	703,570
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (d)(f)		471,000	483,352
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2020-SOP Class E, 1 month U.S. LIBOR + 2.710% 2.8222% 1/15/35 (d)(f)(h)		252,000	249,486
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 2.65% 2/15/40 (d)(f)(h)		217,000	217,799
Class E, 1 month U.S. LIBOR + 3.650% 3.8% 2/15/40 (d)(f)(h)		155,000	155,764
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		581,000	499,887
Series 2012-LC5:
Class C, 4.693% 10/15/45 (f)		207,000	213,048
Class D, 4.7581% 10/15/45 (d)(f)		1,280,000	1,304,422
Class E, 4.7581% 10/15/45 (d)(f)		486,918	477,220
Class F, 4.7581% 10/15/45 (d)(f)		147,000	113,498
Series 2015-C31 Class XA, 0.9726% 11/15/48 (f)(o)		12,395,108	466,357
Series 2015-NXS4 Class D, 3.6989% 12/15/48 (f)		483,000	479,757
Series 2016-BNK1:
Class C, 3.071% 8/15/49		254,000	226,173
Class D, 3% 8/15/49 (d)		266,000	173,870
Series 2016-C34 Class XA, 2.0818% 6/15/49 (f)(o)		11,598,624	821,319
Series 2016-C35 Class D, 3.142% 7/15/48 (d)		679,000	537,456
Series 2016-LC25 Class C, 4.4164% 12/15/59 (f)		328,000	348,917
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		733,000	591,153
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		326,000	303,592
Series 2018-C43 Class C, 4.514% 3/15/51		228,000	224,621
Series 2018-C46 Class XA, 0.9387% 8/15/51 (f)(o)		31,805,508	1,507,966
Series 2018-C48 Class A5, 4.302% 1/15/52		4,229,000	4,887,364
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (d)(f)(h)		9,601,778	9,603,269
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)		203,000	16,184
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		131,000	129,858
Class D, 5.575% 3/15/44 (d)(f)		958,000	492,275
Class E, 5% 3/15/44 (d)		409,000	58,839
Class F, 5% 3/15/44 (d)		418,000	19,568
Series 2011-C4:
Class D, 5.1928% 6/15/44 (d)(f)		258,000	229,880
Class E, 5.1928% 6/15/44 (c)(d)(f)		183,000	110,908
Series 2011-C5:
Class C, 5.6556% 11/15/44 (d)(f)		100,000	101,307
Class D, 5.6556% 11/15/44 (d)(f)		823,000	816,047
Class E, 5.6556% 11/15/44 (d)(f)		1,053,000	1,022,186
Class F, 5.25% 11/15/44 (d)(f)		733,000	606,145
Class G, 5.25% 11/15/44 (d)(f)		205,000	160,440
Class XA, 1.6707% 11/15/44 (d)(f)(o)		1,150,682	3,472
Series 2012-C6 Class D, 5.5788% 4/15/45 (d)(f)		381,000	386,886
Series 2012-C7:
Class C, 4.804% 6/15/45 (c)(f)		677,000	412,138
Class E, 4.804% 6/15/45 (d)(f)		481,000	72,170
Class F, 4.5% 6/15/45 (c)(d)		230,566	11,530
Class G, 4.5% 6/15/45 (c)(d)		678,513	68
Series 2012-C8:
Class D, 4.8845% 8/15/45 (d)(f)		293,000	285,736
Class E, 4.8845% 8/15/45 (d)(f)		201,000	154,236
Series 2013-C11:
Class D, 4.2554% 3/15/45 (d)(f)		443,749	432,342
Class E, 4.2554% 3/15/45 (d)(f)		976,128	807,441
Series 2013-C13 Class D, 4.1391% 5/15/45 (d)(f)		321,000	314,151
Series 2013-C16 Class D, 5.0164% 9/15/46 (d)(f)		115,000	105,042
Series 2013-UBS1 Class D, 5.0396% 3/15/46 (d)(f)		455,375	438,105
Series 2014-C21 Class XA, 1.0299% 8/15/47 (f)(o)		30,375,793	841,996
Series 2014-C24 Class XA, 0.8542% 11/15/47 (f)(o)		10,509,194	285,034
Series 2014-LC14 Class XA, 1.2618% 3/15/47 (f)(o)		16,847,499	520,229
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.5955% 11/10/36 (d)(f)		198,000	184,251
Class F, 3.5955% 11/10/36 (d)(f)		1,082,000	968,136
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (d)(f)		289,000	248,156
Class PR2, 3.516% 6/5/35 (d)(f)		755,000	585,228
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $594,966,452)			579,444,970

Municipal Securities - 0.7%
California Gen. Oblig.:
Series 2009:		$	$
7.35% 11/1/39		960,000	1,521,206
7.55% 4/1/39		6,805,000	11,382,247
Series 2010, 7.625% 3/1/40		3,670,000	6,102,293
7.3% 10/1/39		10,015,000	15,809,879
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		5,065,000	6,751,493
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		6,236,455	6,477,244
5.1% 6/1/33		22,880,000	25,559,706
Series 2010-1, 6.63% 2/1/35		4,335,000	5,124,707
Series 2010-3:
6.725% 4/1/35		6,465,000	7,690,764
7.35% 7/1/35		2,965,000	3,643,333
Series 2010-5, 6.2% 7/1/21		592,000	600,492
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		14,838,000	19,306,464
TOTAL MUNICIPAL SECURITIES
(Cost $96,959,034)			109,969,828

Foreign Government and Government Agency Obligations - 2.1%
Angola Republic:
8.25% 5/9/28 (d)		$395,000	$393,395
9.375% 5/8/48 (d)		125,000	123,008
9.5% 11/12/25 (d)		1,280,000	1,357,600
Arab Republic of Egypt:
3.875% 2/16/26 (d)		895,000	872,625
6.125% 1/31/22 (d)		1,003,000	1,027,135
7.0529% 1/15/32 (d)		210,000	217,704
7.5% 1/31/27 (d)		3,773,000	4,236,372
7.6003% 3/1/29 (d)		780,000	858,488
7.903% 2/21/48 (d)		534,000	527,325
8.5% 1/31/47 (d)		904,000	939,313
8.7002% 3/1/49 (d)		470,000	495,116
Argentine Republic:
0.125% 7/9/30 (i)		10,795,675	3,926,927
0.125% 7/9/35 (i)		3,788,814	1,206,500
0.125% 1/9/38 (i)		1,219,773	453,222
1% 7/9/29		1,021,922	403,979
Barbados Government 6.5% 10/1/29 (d)		1,250,000	1,273,047
Bermuda Government:
2.375% 8/20/30 (d)		80,000	78,800
3.375% 8/20/50 (d)		230,000	234,456
3.717% 1/25/27 (d)		935,000	1,021,780
4.75% 2/15/29 (d)		520,000	621,563
Brazilian Federative Republic:
2.875% 6/6/25		1,700,000	1,731,450
3.875% 6/12/30		2,030,000	2,023,022
4.25% 1/7/25		3,631,000	3,916,941
4.75% 1/14/50		595,000	557,069
5.625% 1/7/41		4,021,000	4,214,511
7.125% 1/20/37		535,000	660,056
8.25% 1/20/34		1,801,000	2,397,581
Cameroon Republic 9.5% 11/19/25 (d)		1,963,000	2,116,973
Chilean Republic:
2.45% 1/31/31		9,295,000	9,405,378
3.86% 6/21/47		290,000	310,934
Colombian Republic:
3% 1/30/30		725,000	718,430
3.125% 4/15/31		510,000	505,219
4.125% 5/15/51		325,000	311,391
5% 6/15/45		1,360,000	1,464,125
Costa Rican Republic:
5.625% 4/30/43 (d)		240,000	211,575
7% 4/4/44 (d)		75,000	72,891
Democratic Socialist Republic of Sri Lanka:
7.55% 3/28/30 (d)		225,000	129,094
7.85% 3/14/29 (d)		605,000	345,606
Dominican Republic:
5.3% 1/21/41 (d)		450,000	440,156
5.875% 1/30/60 (d)		570,000	551,475
5.95% 1/25/27 (d)		664,000	742,020
6% 7/19/28 (d)		549,000	619,512
6.4% 6/5/49 (d)		495,000	521,916
6.5% 2/15/48 (d)		95,000	100,908
6.5% 2/15/48 (Reg. S)		300,000	318,656
6.85% 1/27/45 (d)		592,000	655,825
6.875% 1/29/26 (d)		988,000	1,151,020
7.45% 4/30/44 (d)		826,000	982,166
Ecuador Republic:
0.5% 7/31/30 (d)(i)		1,060,000	622,750
0.5% 7/31/35 (d)(i)		840,000	382,200
El Salvador Republic:
5.875% 1/30/25 (d)		115,000	111,694
7.1246% 1/20/50 (d)		310,000	286,750
7.625% 2/1/41 (d)		120,000	116,277
7.75% 1/24/23 (d)		970,000	980,913
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		825,000	789,525
2.5% 4/16/25 (d)		730,000	771,975
3.125% 4/16/30 (d)		11,530,000	12,492,755
3.125% 9/30/49 (d)		1,335,000	1,293,698
3.875% 4/16/50 (d)		9,890,000	10,884,934
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		200,000	183,063
Gabonese Republic 6.375% 12/12/24 (d)		760,000	785,413
Georgia Republic 6.875% 4/12/21 (d)		70,000	70,131
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	1,000,000	1,242,856
0% 5/15/35 (Reg. S)	EUR	18,200,000	22,271,710
Ghana Republic:
8.125% 1/18/26 (d)		315,000	355,163
10.75% 10/14/30 (d)		525,000	686,438
Guatemalan Republic:
4.9% 6/1/30 (d)		60,000	66,900
5.375% 4/24/32 (d)		490,000	571,463
6.125% 6/1/50 (d)		335,000	403,989
Indonesian Republic:
2.625% 6/14/23	EUR	4,017,000	5,101,164
3.85% 10/15/30		24,460,000	27,013,013
4.1% 4/24/28		960,000	1,071,300
4.2% 10/15/50		24,000,000	26,160,000
4.35% 1/11/48		655,000	710,470
5.125% 1/15/45 (d)		1,145,000	1,353,963
5.25% 1/17/42 (d)		485,000	581,394
5.95% 1/8/46 (d)		560,000	743,050
6.75% 1/15/44 (d)		380,000	543,044
7.75% 1/17/38 (d)		1,017,000	1,503,253
8.5% 10/12/35 (d)		1,510,000	2,374,947
Islamic Republic of Pakistan:
6.875% 12/5/27 (d)		335,000	356,252
8.25% 4/15/24 (d)		339,000	374,595
Israeli State 3.375% 1/15/50		865,000	869,948
Ivory Coast:
6.125% 6/15/33 (d)		1,065,000	1,147,538
6.375% 3/3/28 (d)		1,265,000	1,403,359
Jamaican Government:
6.75% 4/28/28		275,000	321,320
7.875% 7/28/45		250,000	346,250
Jordanian Kingdom:
4.95% 7/7/25 (d)		830,000	871,500
7.375% 10/10/47 (d)		155,000	169,289
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		990,000	946,069
2.9% 10/22/25 (d)		7,960,000	8,497,300
3.25% 10/22/30 (d)		5,890,000	6,294,938
3.625% 3/4/28 (d)		425,000	467,102
3.75% 1/21/55 (d)		370,000	366,069
4.5% 4/22/60 (d)		4,480,000	5,100,200
4.625% 10/4/47 (d)		425,000	485,031
Korean Republic 1% 9/16/30		855,000	803,368
Lebanese Republic:
5.8% 12/31/49 (g)		1,113,000	147,523
6.375% 12/31/49 (g)		977,000	131,343
Ministry of Finance of the Russian Federation:
4.25% 6/23/27(Reg. S)		1,000,000	1,125,500
4.375% 3/21/29(Reg. S)		2,600,000	2,925,000
5.1% 3/28/35 (d)		2,800,000	3,288,250
5.1% 3/28/35(Reg. S)		1,000,000	1,174,375
5.25% 6/23/47 (d)		1,000,000	1,242,813
5.25% 6/23/47(Reg. S)		200,000	248,563
5.625% 4/4/42 (d)		400,000	502,875
5.875% 9/16/43 (d)		400,000	523,000
Mongolia Government 5.125% 4/7/26 (d)		600,000	654,000
Moroccan Kingdom:
2.375% 12/15/27 (d)		1,280,000	1,259,200
3% 12/15/32 (d)		200,000	193,250
4% 12/15/50 (d)		200,000	186,500
5.5% 12/11/42 (d)		100,000	114,938
Panamanian Republic:
2.252% 9/29/32		460,000	439,013
3.87% 7/23/60		340,000	335,113
Peoples Republic of China 1.2% 10/21/30 (d)		620,000	594,799
Peruvian Republic 2.783% 1/23/31		665,000	675,806
Province of Santa Fe 7% 3/23/23 (d)		1,846,000	1,385,077
Provincia de Cordoba:
3% 12/10/25 (d)(i)		1,970,009	1,374,081
3% 6/1/27 (d)(i)		780,167	474,683
Republic of Honduras 5.625% 6/24/30 (d)		265,000	290,258
Republic of Iraq 5.8% 1/15/28 (Reg. S)		694,750	642,870
Republic of Kenya:
6.875% 6/24/24 (d)		780,000	863,606
7% 5/22/27 (d)		315,000	347,977
Republic of Nigeria:
6.375% 7/12/23 (d)		235,000	253,947
6.5% 11/28/27 (d)		330,000	352,481
7.143% 2/23/30 (d)		670,000	707,059
7.625% 11/21/25 (d)		2,670,000	3,058,819
Republic of Paraguay:
2.739% 1/29/33 (d)		320,000	306,200
4.95% 4/28/31 (d)		825,000	932,508
5.4% 3/30/50 (d)		560,000	641,550
Republic of Serbia 2.125% 12/1/30 (d)		660,000	621,387
Republic of Uzbekistan:
3.7% 11/25/30 (d)		395,000	395,000
4.75% 2/20/24 (d)		315,000	335,790
Romanian Republic:
3% 2/14/31 (d)		922,000	932,949
4% 2/14/51 (d)		335,000	323,275
4.375% 8/22/23 (d)		300,000	326,625
Rwanda Republic 6.625% 5/2/23 (d)		1,417,000	1,475,451
State of Qatar:
3.4% 4/16/25 (d)		5,705,000	6,230,930
3.75% 4/16/30 (d)		18,861,000	21,277,566
4% 3/14/29 (d)		775,000	885,438
4.4% 4/16/50 (d)		16,490,000	19,313,913
4.817% 3/14/49 (d)		975,000	1,201,078
5.103% 4/23/48 (d)		670,000	850,272
9.75% 6/15/30 (d)		413,000	670,996
Sultanate of Oman:
3.875% 3/8/22 (d)		720,000	728,550
4.125% 1/17/23 (d)		450,000	458,719
4.875% 2/1/25 (d)		265,000	274,938
6.25% 1/25/31 (d)		200,000	210,000
6.75% 1/17/48 (d)		1,081,000	1,040,463
The Third Pakistan International Sukuk Co. Ltd. 5.5% 10/13/21 (d)		495,000	499,084
Turkish Republic:
3.25% 3/23/23		3,275,000	3,260,672
4.25% 3/13/25		1,805,000	1,787,514
4.25% 4/14/26		655,000	640,058
4.75% 1/26/26		1,090,000	1,091,363
4.875% 10/9/26		1,870,000	1,858,897
4.875% 4/16/43		1,000,000	807,813
5.125% 3/25/22		2,440,000	2,495,663
5.125% 2/17/28		755,000	746,506
5.25% 3/13/30		1,175,000	1,132,039
5.75% 5/11/47		2,062,000	1,803,606
5.95% 1/15/31		660,000	656,700
6% 1/14/41		350,000	320,031
6.25% 9/26/22		1,915,000	1,997,565
6.35% 8/10/24		435,000	462,459
6.375% 10/14/25		850,000	908,438
Ukraine Government:
7.253% 3/15/33 (d)		845,000	856,619
7.375% 9/25/32 (d)		420,000	429,975
7.75% 9/1/21 (d)		6,639,000	6,755,183
7.75% 9/1/22 (d)		655,000	688,733
7.75% 9/1/23 (d)		430,000	463,325
7.75% 9/1/24 (d)		1,280,000	1,378,000
7.75% 9/1/26 (d)		320,000	345,700
7.75% 9/1/27 (d)		170,000	183,866
United Kingdom, Great Britain and Northern Ireland:
0.625% 10/22/50 (Reg. S)	GBP	800,000	934,208
1.25% 10/22/41 (Reg. S)	GBP	1,260,000	1,761,438
1.75% 9/7/37 (Reg. S)	GBP	921,009	1,399,419
1.75% 1/22/49(Reg. S) (j)	GBP	1,060,000	1,614,096
3.25% 1/22/44	GBP	190,000	368,835
4.25% 3/7/36 (Reg. S)	GBP	30,000	60,299
4.25% 12/7/46	GBP	50,000	115,045
4.25% 12/7/49 (Reg. S) (j)	GBP	385,283	908,756
United Mexican States:
2.659% 5/24/31		665,000	634,244
3.25% 4/16/30		895,000	907,866
3.75% 1/11/28		820,000	886,369
3.9% 4/27/25		350,000	387,625
4.5% 4/22/29		485,000	543,048
5.75% 10/12/2110		1,220,000	1,379,744
6.05% 1/11/40		980,000	1,195,906
Uruguay Republic 5.1% 6/18/50		980,000	1,209,075
Venezuelan Republic:
9.25% 9/15/27 (g)		4,549,000	432,155
11.95% 8/5/31 (Reg. S) (g)		938,300	89,139
12.75% 8/23/22 (g)		199,600	18,962
Vietnamese Socialist Republic 5.5% 3/12/28		2,169,200	2,183,435
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $330,988,987)			342,336,368

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $15,274,976)		15,300,000	15,836,724
		Shares	Value

Common Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)		149,986	122,397
Media - 0.0%
Clear Channel Outdoor Holdings, Inc. (s)		18,523	31,860

TOTAL COMMUNICATION SERVICES			154,257

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (c)		40,185	642,960
Specialty Retail - 0.0%
David's Bridal, Inc. (c)(s)		1,170	0
David's Bridal, Inc. rights (c)(s)		295	0
			0

TOTAL CONSUMER DISCRETIONARY			642,960

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (s)		55,600	10,453
Jonah Energy LLC (c)		36,493	547,395
			557,848
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. (s)		196,532	5,164,861
California Resources Corp. warrants 10/27/24 (s)		3,601	17,789
Chesapeake Energy Corp. (s)		71,152	3,143,495
Chesapeake Energy Corp. (b)		351	13,956
Denbury, Inc. (s)		15,462	661,001
EP Energy Corp. (c)		3,729	196,406
Mesquite Energy, Inc. (c)		66,231	1,059,702
			10,257,210

TOTAL ENERGY			10,815,058

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		5,205	35,980
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)		42,873	896,046
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)		2,081	6,867
			902,913
TOTAL COMMON STOCKS
(Cost $10,700,280)			12,551,168

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		11,325	291,392
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)		2,980	372,500
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E 6.50% (f)		36,720	898,906
Capstead Mortgage Corp. Series E, 7.50%		18,900	473,445
Dynex Capital, Inc. Series C 6.90% (f)		10,400	262,496
MFA Financial, Inc. Series B, 7.50%		13,700	333,595
			1,968,442
TOTAL FINANCIALS			2,340,942
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		14,800	378,140
Boston Properties, Inc. 5.25%		6,350	159,068
Cedar Realty Trust, Inc.:
Series B, 7.25%		950	23,845
Series C, 6.50%		14,300	316,875
Colony Capital, Inc.:
Series H, 7.125%		16,500	400,125
Series I, 7.15%		17,100	413,820
DiamondRock Hospitality Co. 8.25%		7,100	189,215
iStar Financial, Inc. Series G, 7.65%		20,500	517,420
National Storage Affiliates Trust Series A, 6.00%		6,925	181,851
PS Business Parks, Inc. Series W, 5.20%		8,025	206,243
Public Storage Series F, 5.15%		21,800	562,004
Rexford Industrial Realty, Inc. Series B, 5.875%		16,525	421,388
SITE Centers Corp. Series K, 6.25%		11,650	293,580
Spirit Realty Capital, Inc. Series A, 6.00%		10,200	264,003
UMH Properties, Inc. Series C, 6.75%		8,625	215,970
			4,543,547

TOTAL NONCONVERTIBLE PREFERRED STOCKS			6,884,489

TOTAL PREFERRED STOCKS
(Cost $6,673,384)			7,175,881
		Principal Amount(a)	Value

Bank Loan Obligations - 5.8%
COMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (f)(h)(t)		1,241,888	1,243,961
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (f)(h)(t)		2,515,988	2,524,064
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (f)(h)(t)		1,241,888	1,247,898
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (f)(h)(t)		3,500,000	3,524,080
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (f)(h)(t)		1,285,288	1,291,251
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/1/27 (f)(h)(t)		1,975,108	1,968,116
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 3/15/27 (f)(h)(t)		689,774	686,795
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (f)(h)(t)		3,133,297	2,877,746
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (f)(h)(t)		2,059,000	1,688,380
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 7/31/25 (f)(h)(t)		4,448,556	4,388,990
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.7998% 1/31/26 (f)(h)(t)		2,788,911	2,779,317
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (f)(h)(t)		1,910,536	1,906,830
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (f)(h)(t)		1,751,188	1,753,814
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/9/27 (f)(h)(t)		6,836,809	6,823,751
			34,704,993
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7539% 2/10/27 (f)(h)(t)		4,559,813	4,551,286
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (f)(h)(t)		3,041,992	2,629,254
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (f)(h)(t)		494,987	421,799
15.25% 5/23/24 (t)		454,830	578,771
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 12/10/24 (f)(h)(t)		4,106,946	4,125,427
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.683% 1/23/25 (f)(h)(t)		863,942	821,825
			13,128,362
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (f)(h)(t)		2,890,000	2,904,450
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.8574% 7/15/25 (f)(h)(t)		523,756	518,330
3 month U.S. LIBOR + 2.750% 2.8645% 1/31/26 (f)(h)(t)		1,435,614	1,418,487
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 8/15/25 (f)(h)(t)		4,284,413	4,276,273
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (f)(h)(t)		2,702,851	2,661,173
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 2/1/27 (f)(h)(t)		9,260,720	9,246,551
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 1/31/28 (f)(h)(t)		4,180,000	4,155,380
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.611% 4/15/27 (f)(h)(t)		2,598,750	2,587,783
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.361% 1/15/26 (f)(h)(t)		1,434,106	1,424,885
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (f)(h)(t)		377,804	374,498
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 8/24/26 (f)(h)(t)		4,670,875	3,503,156
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/15/27 (f)(h)(t)		1,460,000	1,461,139
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.618% 11/17/24 (f)(h)(t)		1,028,280	1,010,285
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 5/1/26 (f)(h)(t)		782,100	774,083
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6235% 1/30/27 (f)(h)(t)		750,000	743,205
LCPR Loan Financing LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1122% 10/22/26 (f)(h)(t)		1,735,000	1,749,314
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.361% 7/17/25 (f)(h)(t)		2,738,972	2,721,607
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8729% 9/19/26 (f)(h)(t)		3,828,371	3,831,970
Nielsen Finance LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 2.1189% 10/4/23 (f)(h)(t)		979,644	978,047
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (f)(h)(t)		1,488,750	1,500,973
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 10/17/26 (f)(h)(t)		1,179,512	1,179,512
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.113% 8/31/25 (f)(h)(t)		235,231	235,379
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.62% 9/30/26 (f)(h)(t)		1,308,438	1,302,720
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (f)(h)(t)		1,759,726	1,764,565
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (f)(h)(t)		1,365,431	1,371,071
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6122% 1/31/28 (f)(h)(t)		2,000,000	1,994,540
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (f)(h)(t)		5,884,766	5,882,294
			61,571,670
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (f)(h)(t)		11,710,000	11,874,643
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (f)(h)(t)		1,590,000	1,614,947
Tranche B-5, term loan 8.625% 1/2/24 (t)		1,718,000	1,750,213
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (f)(h)(t)		6,112,766	6,202,563
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/11/25 (f)(h)(t)		1,105,489	1,100,812
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 6/10/27 (f)(h)(t)		1,233,800	1,239,389
			23,782,567

TOTAL COMMUNICATION SERVICES			133,187,592

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 4/30/26 (f)(h)(t)		2,143,934	2,145,285
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (f)(h)(t)		1,935,000	1,937,419
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (f)(h)(t)		860,000	878,008
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (f)(h)(t)		1,373,681	1,428,628
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (f)(h)(t)		350,805	330,634
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (f)(h)(t)		1,570,000	1,571,115
			8,291,089
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 5/23/27 (h)(t)(u)		695,000	690,587
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (f)(h)(t)		757,679	756,451
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.875% 2/1/26 (f)(h)(t)		435,431	435,840
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 4/18/25 (f)(h)(t)		1,524,082	1,522,649
			3,405,527
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 6/11/26 (f)(h)(t)		1,520,305	1,519,363
Protective Industrial Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (f)(h)(t)		665,000	665,000
			2,184,363
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (h)(t)(u)		2,320,000	2,296,800
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/26/26 (f)(h)(t)		742,500	736,159
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 2/24/26 (h)(t)(u)		2,155,000	2,155,000
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (f)(h)(t)		3,389,226	3,393,462
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (f)(h)(t)		363,000	346,059
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (f)(h)(t)		2,648,678	2,569,589
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (f)(h)(t)		1,032,999	1,003,042
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (f)(h)(t)		1,124,350	1,124,350
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (f)(h)(t)		1,282,855	1,291,938
Spin Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 11/14/22 (f)(h)(t)		6,849,700	6,840,042
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5039% 7/30/25 (f)(h)(t)		608,995	584,891
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (f)(h)(t)		19,525	18,353
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(t)		1,529,242	1,524,777
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (f)(h)(t)		265,671	264,895
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (f)(h)(t)		111,476	104,787
WW International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (f)(h)(t)		2,555,326	2,554,687
			26,808,831
Hotels, Restaurants & Leisure - 0.6%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (f)(h)(t)		573,563	573,563
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 2/1/26 (f)(h)(t)		1,122,442	1,079,419
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (f)(h)(t)		1,691,500	1,831,049
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8645% 7/31/24 (f)(h)(t)		1,202,116	1,193,100
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (f)(h)(t)		1,368,179	1,376,730
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (f)(h)(t)		629,510	612,985
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/11/25 (f)(h)(t)		1,946,000	1,919,243
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 1/15/27 (f)(h)(t)		1,399,425	1,384,115
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (f)(h)(t)		502,475	505,093
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9734% 10/19/24 (f)(h)(t)		1,225,169	1,222,682
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (f)(h)(t)		1,303,450	1,391,433
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3403% 9/15/23 (f)(h)(t)		1,409,728	1,407,233
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 11/19/26 (f)(h)(t)		1,732,500	1,714,898
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 12/22/24 (f)(h)(t)		9,867,842	9,775,380
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 7/20/25 (f)(h)(t)		6,503,700	6,519,309
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (f)(h)(t)		1,373,100	1,423,452
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (f)(h)(t)		920,000	923,836
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (f)(h)(t)		190,168	246,267
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (f)(h)(t)		201,863	193,183
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 4/18/24 (f)(h)(t)		1,965,961	1,948,385
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (f)(h)(t)		4,490,000	4,461,938
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 3/16/24 (f)(h)(t)		1,064,374	1,064,789
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (f)(h)(t)		455,000	354,086
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (f)(h)(t)		1,998,783	1,791,409
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 11/30/23 (f)(h)(t)		3,599,761	3,589,646
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(h)(t)		8,512,212	8,416,449
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (f)(h)(t)		10,067,268	9,970,823
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (f)(h)(t)		743,138	758,000
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8676% 6/21/26 (f)(h)(t)		1,646,634	1,641,924
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8582% 4/3/25 (f)(h)(t)		1,042,872	1,041,308
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/31/24 (f)(h)(t)		2,860,000	2,851,306
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 8/31/25 (f)(h)(t)		1,050,985	1,034,233
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 5/29/26 (f)(h)(t)		1,097,837	1,096,003
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (f)(h)(t)		775,351	774,103
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3645% 3/1/26 (f)(h)(t)		1,862,036	1,761,486
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (f)(h)(t)		165,156	158,456
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7401% 5/10/26 (f)(h)(t)		477,979	455,275
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.12% 5/11/24 (f)(h)(t)		313,515	311,230
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 8/14/24 (f)(h)(t)		2,193,610	2,157,174
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 7/6/24 (f)(h)(t)		2,029,796	2,026,000
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 7/10/25 (f)(h)(t)		2,986,407	2,996,979
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (f)(h)(t)		3,690,675	3,647,605
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2539% 5/30/26 (f)(h)(t)		2,164,849	1,685,876
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (f)(h)(t)		1,604,006	1,599,194
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 12/30/26 (f)(h)(t)		1,567,874	1,500,456
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (c)(f)(h)(t)		300,000	273,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (c)(f)(h)(t)		443,888	446,107
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8622% 8/3/26 (f)(h)(t)		3,180,346	3,177,261
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 5/30/25 (f)(h)(t)		1,401,735	1,394,923
			99,678,394
Household Durables - 0.0%
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (f)(h)(t)		973,968	976,402
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (f)(h)(t)		1,015,000	1,031,494
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (f)(h)(t)		1,420,000	1,424,260
			3,432,156
Internet & Direct Marketing Retail - 0.4%
Bass Pro Group LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 2/26/28 (h)(t)(u)		24,970,000	24,994,221
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 5.75% 9/25/24 (f)(h)(t)		20,218,778	20,228,281
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 1/29/27 (f)(h)(t)		372,188	370,792
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (f)(h)(t)		1,750,000	1,756,843
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/19/27 (f)(h)(t)		3,990,000	4,006,638
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 11/8/24 (f)(h)(t)		3,460,484	3,399,441
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 12/17/26 (f)(h)(t)		5,786,786	5,779,552
			60,535,768
Leisure Products - 0.0%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6111% 1/4/26 (f)(h)(t)		740,600	743,066
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 12/21/25 (f)(h)(t)		982,500	946,884
			1,689,950
Specialty Retail - 0.1%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (f)(h)(t)		2,125,000	2,125,000
Adient U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3843% 5/6/24 (f)(h)(t)		711,389	713,317
David's Bridal, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (c)(f)(h)(t)		34,480	0
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7% 6/30/23 (c)(f)(h)(t)		25,298	0
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (f)(h)(t)		739,260	737,878
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (h)(t)(u)		861,818	863,257
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (f)(h)(t)		3,878,182	3,884,658
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (f)(h)(t)		1,731,300	1,728,703
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/21/28 (f)(h)(t)		1,525,000	1,530,719
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 1/26/23 (f)(h)(t)		907,269	906,416
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/25/28 (h)(t)(u)		1,125,000	1,123,594
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (f)(h)(t)		1,420,000	1,428,875
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (f)(h)(t)		728,314	713,406
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (f)(h)(t)		133,073	130,966
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (f)(h)(t)		1,135,000	1,136,895
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (f)(h)(t)		295,000	299,056
			17,322,740
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (f)(h)(t)		830,000	833,635
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (f)(h)(t)		1,348,225	1,358,337
			2,191,972

TOTAL CONSUMER DISCRETIONARY			225,540,790

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/25/27 (f)(h)(t)		575,000	578,117
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8611% 10/1/26 (f)(h)(t)		98,000	97,184
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6111% 10/1/25 (f)(h)(t)		283,220	283,676
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1123% 2/3/24 (f)(h)(t)		2,054,945	2,058,705
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (f)(h)(t)		976,006	971,477
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 1/30/27 (f)(h)(t)		1,701,450	1,685,592
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 10/22/25 (f)(h)(t)		381,552	382,220
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (f)(h)(t)		2,119,274	1,989,999
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8645% 6/20/25 (f)(h)(t)		1,487,487	1,498,643
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 9/23/27 (f)(h)(t)		2,232,926	2,242,572
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/13/26 (f)(h)(t)		1,728,125	1,699,611
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 6/27/23 (f)(h)(t)		1,089,707	1,079,257
			13,988,936
Food Products - 0.1%
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (f)(h)(t)		931,018	936,837
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (f)(h)(t)		2,314,200	2,326,928
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 5/1/26 (f)(h)(t)		4,279,894	4,269,622
			7,533,387
Household Products - 0.0%
Energizer Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(t)		570,625	570,385
3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (f)(h)(t)		674,375	674,092
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (f)(h)(t)		1,610,000	1,607,649
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/9/28 (f)(h)(t)		945,000	942,638
			3,794,764
Personal Products - 0.0%
BellRing Brands, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/10/24 (f)(h)(t)		2,099,084	2,116,149
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1122% 6/15/25 (f)(h)(t)		426,165	369,520
			2,485,669

TOTAL CONSUMER STAPLES			28,380,873

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 11/3/25 (f)(h)(t)		1,250,915	1,179,775
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1111% 5/21/25 (f)(h)(t)		1,104,315	1,016,754
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (f)(h)(t)		1,145,625	1,164,241
			3,360,770
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (f)(h)(t)		990,551	992,612
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (f)(h)(t)		2,547,403	2,429,127
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (f)(h)(t)		1,453,200	1,425,691
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.37% 11/18/24 (f)(h)(t)		1,252,341	1,266,430
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (f)(h)(t)		844,313	806,530
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (f)(h)(t)		4,037,183	4,044,773
Crestwood Holdings Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 7.62% 3/5/23 (f)(h)(t)		550,519	490,788
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 3/30/25 (f)(h)(t)		1,355,052	1,326,826
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (f)(h)(t)		256,098	251,857
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (f)(h)(t)		552,587	550,023
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (f)(h)(t)		1,990,000	1,503,067
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 7/18/25 (f)(h)(t)		3,053,558	2,876,452
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (f)(h)(t)		2,218,850	2,237,156
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (f)(h)(t)		2,826,388	2,735,123
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/22/26 (f)(h)(t)		1,264,031	1,239,282
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 10/15/26 (f)(h)(t)		903,175	900,240
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (f)(h)(t)		636,938	640,122
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (c)(g)(h)(t)		1,224,553	0
term loan 3 month U.S. LIBOR + 0.000% 7.25% 12/31/49 (c)(f)(g)(h)(t)		528,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (f)(h)(t)		1,110,938	970,959
			26,687,058

TOTAL ENERGY			30,047,828

FINANCIALS - 0.5%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6229% 2/13/27 (f)(h)(t)		1,148,400	1,144,450
3 month U.S. LIBOR + 4.500% 5.5% 2/13/27 (f)(h)(t)		1,091,750	1,097,482
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7358% 9/30/24 (f)(h)(t)		4,611,549	4,610,396
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (f)(h)(t)		497,997	498,619
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2/27/28 (h)(t)(u)		5,345,000	5,313,251
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (f)(h)(t)		2,404,795	2,417,252
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.375% 8/3/25 (f)(h)(t)		1,091,623	1,087,530
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3623% 3/1/25 (f)(h)(t)		1,923,641	1,918,832
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (f)(h)(t)		606,723	607,864
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7384% 7/1/26 (f)(h)(t)		808,931	807,248
			19,502,924
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. term loan 17% 9/21/27 (c)(f)(t)		981,657	981,657
Agellan Portfolio 9% 8/7/25 (c)(f)(t)		239,000	239,000
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (f)(h)(t)		2,411,202	2,410,190
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (f)(h)(t)		1,314,661	1,309,915
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 6/27/25 (f)(h)(t)		804,469	803,971
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 7/3/24 (f)(h)(t)		1,144,586	1,139,585
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (f)(h)(t)		1,067,325	1,071,658
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (f)(h)(t)		721,188	708,790
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (f)(h)(t)		1,235,000	1,238,088
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (f)(h)(t)		4,218,848	4,212,604
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/30/24 (f)(h)(t)		582,175	583,165
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (f)(h)(t)		260,932	258,106
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/11/27 (f)(h)(t)		2,698,703	2,704,613
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 11/16/26 (f)(h)(t)		2,343,090	2,344,402
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (f)(h)(t)		1,282,166	1,283,372
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 8.75% 11/15/22 (c)(f)(h)(t)		3,101,000	3,101,000
			24,390,116
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 2/13/27 (f)(h)(t)		4,988,065	4,952,750
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (f)(h)(t)		1,911,880	1,897,407
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (f)(h)(t)		738,750	733,520
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (f)(h)(t)		1,370,505	1,371,930
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1229% 3/18/27 (f)(h)(t)		2,607,179	2,602,825
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (c)(f)(h)(t)		389,025	388,052
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (c)(f)(h)(t)		305,000	298,900
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (f)(h)(t)		1,690,000	1,689,290
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 11/3/23 (f)(h)(t)		1,751,209	1,747,567
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 11/3/24 (f)(h)(t)		2,634,830	2,626,609
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3645% 2/5/28(f)(h)(t)		3,430,000	3,523,262
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 12/23/26 (f)(h)(t)		6,762,140	6,739,960
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 7/31/27 (f)(h)(t)		2,070,000	2,062,238
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (f)(h)(t)		2,417,461	2,425,318
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.9651% 4/25/25 (f)(h)(t)		6,008,954	5,942,676
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (f)(h)(t)		2,149,613	2,152,300
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4022% 12/2/26 (f)(h)(t)		742,500	737,993
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2539% 5/16/24 (f)(h)(t)		4,056,308	4,023,695
			45,916,292

TOTAL FINANCIALS			89,809,332

HEALTH CARE - 0.5%
Biotechnology - 0.0%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (f)(h)(t)		3,813,215	3,821,146
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 11/6/27 (f)(h)(t)		1,585,000	1,593,416
CPI Holdco LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 11/4/26 (f)(h)(t)		362,263	363,396
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (f)(h)(t)		2,039,583	2,052,331
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.8226% 6/30/25 (f)(h)(t)		2,087,732	2,090,342
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (f)(h)(t)		1,270,000	1,273,810
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 3/31/27 (f)(h)(t)		1,588,600	1,590,188
			8,963,483
Health Care Providers & Services - 0.2%
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (f)(h)(t)		3,657,872	3,668,553
DaVita HealthCare Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 8/12/26 (f)(h)(t)		486,316	484,867
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (f)(h)(t)		9,465,000	9,433,482
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (f)(h)(t)		220,000	220,000
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/13/25 (f)(h)(t)		1,058,714	1,060,704
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/18/26 (f)(h)(t)		2,322,719	2,327,434
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2/25/28 (h)(t)(u)		1,430,000	1,431,788
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 8/31/26 (f)(h)(t)		1,056,885	1,041,623
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3645% 8/30/27 (f)(h)(t)		485,000	480,756
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 8/31/26 (f)(h)(t)		263,707	259,899
Pluto Acquisition I, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 6/20/26 (f)(h)(t)		1,365,000	1,375,238
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7947% 7/9/25 (f)(h)(t)		230,000	228,995
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/16/25 (f)(h)(t)		2,277,688	2,278,873
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (f)(h)(t)		297,750	304,637
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (f)(h)(t)		1,382,216	1,376,286
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (f)(h)(t)		2,510,504	2,492,077
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (f)(h)(t)		975,000	981,503
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (f)(h)(t)		4,189,851	4,171,248
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 11/20/26 (f)(h)(t)		744,375	746,549
			34,364,512
Health Care Technology - 0.1%
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (f)(h)(t)		7,462,973	7,503,572
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7112% 7/22/26 (f)(h)(t)		1,428,525	1,426,740
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (f)(h)(t)		1,600,000	1,606,672
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (f)(h)(t)		800,000	804,000
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6229% 9/30/26 (f)(h)(t)		1,173,609	1,174,747
			12,515,731
Life Sciences Tools & Services - 0.0%
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (f)(h)(t)		2,845,000	2,853,706
Pharmaceuticals - 0.1%
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 5/17/26 (f)(h)(t)		982,500	984,033
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8729% 8/1/27 (f)(h)(t)		5,221,220	5,208,167
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (f)(h)(t)		3,358,564	3,200,711
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 11/27/25 (f)(h)(t)		1,963,235	1,961,704
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 6/1/25 (f)(h)(t)		2,650,012	2,652,344
			14,006,959

TOTAL HEALTH CARE			76,525,537

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (f)(h)(t)		2,238,088	2,234,484
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (f)(h)(t)		500,000	498,750
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (f)(h)(t)		370,313	352,645
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 5/30/25 (f)(h)(t)		1,175,560	1,159,925
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 12/9/25 (f)(h)(t)		7,702,589	7,597,294
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 8/22/24 (f)(h)(t)		1,401,780	1,384,258
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (f)(h)(t)		1,860,109	1,789,890
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (f)(h)(t)		181,000	154,303
			15,171,549
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/8/26 (f)(h)(t)		1,306,918	1,261,764
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7539% 4/4/26 (f)(h)(t)		702,644	678,368
Hanjin International Corp. 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.5% 12/23/22 (c)(f)(h)(t)		2,105,000	2,099,738
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/5/24 (f)(h)(t)		659,736	661,590
			4,701,460
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.75% 4/29/23 (f)(h)(t)		1,771,100	1,782,169
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (f)(h)(t)		1,199,250	1,232,421
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (f)(h)(t)		3,065,000	3,268,240
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(h)(t)		2,750,000	2,908,703
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (f)(h)(t)		2,158,200	2,088,059
			11,279,592
Building Products - 0.1%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (f)(h)(t)		1,000,875	1,022,774
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 10/1/26 (f)(h)(t)		1,980,000	1,980,000
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 6/1/25 (f)(h)(t)		1,195,262	1,195,513
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8708% 2/28/27 (f)(h)(t)		1,677,325	1,673,132
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/31/25 (f)(h)(t)		3,947,889	3,945,441
			9,816,860
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (f)(h)(t)		438,900	438,900
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1165% 12/31/25 (f)(h)(t)		856,964	858,515
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (f)(h)(t)		1,535,894	1,368,865
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (f)(h)(t)		6,466,401	6,433,422
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5034% 5/13/27 (f)(h)(t)		1,167,075	1,170,576
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (f)(h)(t)		1,344,250	1,299,997
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 8/1/26 (f)(h)(t)		2,070,938	2,073,858
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/29/25 (f)(h)(t)		2,080,178	2,066,740
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (f)(h)(t)		1,462,262	1,393,214
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.375% 6/29/26 (f)(h)(t)		967,500	967,500
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6145% 1/23/27 (f)(h)(t)		2,189,000	2,175,319
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (f)(h)(t)		750,000	756,563
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1145% 9/20/26 (f)(h)(t)		1,656,891	1,664,480
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.62% 1/7/25 (f)(h)(t)		654,500	651,771
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (f)(h)(t)		1,959,773	1,959,773
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/29/25 (f)(h)(t)		853,580	815,476
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (f)(h)(t)		1,442,594	1,439,896
Tunnel Hill Partners LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 2/8/26 (f)(h)(t)		556,095	542,193
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 12/20/24 (f)(h)(t)		1,346,868	1,348,551
			29,425,609
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.111% 1/24/27 (f)(h)(t)		1,092,121	1,089,620
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (f)(h)(t)		500,000	570,000
Pike Corp.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.12% 1/21/28 (f)(h)(t)		710,616	710,396
3 month U.S. LIBOR + 3.970% 4.1% 7/24/26 (f)(h)(t)		994,255	995,498
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.12% 1/21/28 (f)(h)(t)		539,384	539,216
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 1/23/27 (f)(h)(t)		2,022,424	2,028,329
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (f)(h)(t)		790,000	795,925
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (f)(h)(t)		919,522	913,205
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (f)(h)(t)		2,095,451	2,100,689
			9,742,878
Electrical Equipment - 0.0%
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 10/14/27 (f)(h)(t)		2,466,951	2,472,082
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1195% 3/2/27 (f)(h)(t)		3,994,813	3,998,687
			6,470,769
Machinery - 0.0%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 10/1/25 (f)(h)(t)		947,459	945,980
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3729% 11/15/26 (f)(h)(t)		160,000	156,320
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6123% 11/15/25 (f)(h)(t)		887,821	878,499
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (f)(h)(t)		1,012,463	1,020,309
			3,001,108
Professional Services - 0.0%
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/5/28 (f)(h)(t)		2,015,000	2,014,093
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 2/7/26 (f)(h)(t)		2,391,817	2,370,889
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/5/28 (h)(t)(u)		1,150,000	1,151,438
			5,536,420
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2539% 12/30/26 (f)(h)(t)		1,985,000	1,986,648
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 0% 2/19/27 (h)(t)		1,936,449	1,940,090
3 month U.S. LIBOR + 3.500% 3.6176% 4/4/25 (f)(h)(t)		4,000,000	4,003,000
			7,929,738
Trading Companies & Distributors - 0.0%
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.95% 8/9/25 (f)(h)(t)		1,078,038	1,029,861

TOTAL INDUSTRIALS			104,105,844

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.0039% 8/10/25 (f)(h)(t)		1,455,011	997,134
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 4/4/26 (f)(h)(t)		3,525,375	3,517,126
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (f)(h)(t)		4,455,000	4,468,142
			8,982,402
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/25 (f)(h)(t)		1,384,957	1,377,603
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 2/1/26 (f)(h)(t)		158,000	155,630
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (f)(h)(t)		274,565	276,166
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.3645% 3/8/26 (f)(h)(t)		129,000	125,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 3/8/25 (f)(h)(t)		2,444,504	2,417,762
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (f)(h)(t)		1,326,062	1,318,331
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6145% 8/10/27 (f)(h)(t)		1,865,625	1,866,632
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/15/24 (f)(h)(t)		2,124,747	2,121,560
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6229% 9/28/24 (f)(h)(t)		1,230,526	1,228,606
			10,888,065
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/4/28 (f)(h)(t)		1,725,000	1,733,625
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (f)(h)(t)		2,540,000	2,536,038
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 4/19/25 (f)(h)(t)		354,812	356,143
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (f)(h)(t)		3,750,000	3,762,488
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 10/31/26 (f)(h)(t)		2,224,223	2,222,555
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (f)(h)(t)		1,437,296	1,439,322
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(t)		160,953	161,489
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3% 5/31/25 (f)(h)(t)		2,546,051	1,978,868
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (f)(h)(t)		198,176	198,836
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8659% 4/30/27 (f)(h)(t)		4,171,316	4,184,372
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (f)(h)(t)		955,000	950,225
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 2/22/28 (h)(t)(u)		3,161,339	3,173,194
3 month U.S. LIBOR + 3.750% 2/22/28 (h)(t)(u)		5,563,661	5,584,525
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (f)(h)(t)		3,505,000	3,502,301
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 10/31/26 (f)(h)(t)		3,097,218	3,099,789
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 5/1/24 (f)(h)(t)		2,127,629	2,123,906
Verscend Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/27/25 (h)(t)(u)		500,000	502,350
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6145% 8/27/25 (f)(h)(t)		2,601,957	2,614,186
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.111% 3/1/26 (f)(h)(t)		3,223,452	3,229,513
			43,353,725
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (f)(h)(t)		28,846	28,774
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (f)(h)(t)		752,273	754,154
ON Semiconductor Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/19/26 (f)(h)(t)		987,500	988,863
			1,771,791
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (f)(h)(t)		280,000	275,800
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 4/23/26 (f)(h)(t)		1,151,875	1,150,919
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (f)(h)(t)		1,331,663	1,333,886
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3708% 10/2/25 (f)(h)(t)		3,565,919	3,565,455
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4875% 9/5/25 (f)(h)(t)		955,268	953,673
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5902% 4/30/25 (f)(h)(t)		2,323,607	2,311,988
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (f)(h)(t)		770,000	771,925
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/2/27 (f)(h)(t)		1,080,000	1,085,400
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/2/28 (f)(h)(t)		295,000	301,638
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9001% 11/29/24 (f)(h)(t)		882,580	849,704
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 10/16/26 (f)(h)(t)		4,377,951	4,379,527
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1145% 2/16/29 (f)(h)(t)		835,000	839,175
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3645% 8/23/25 (f)(h)(t)		416,748	417,140
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/30/27 (f)(h)(t)		2,029,913	2,039,473
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.37% 12/22/23 (f)(h)(t)		3,912,191	3,915,125
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (f)(h)(t)		3,062,000	3,078,749
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (f)(h)(t)		5,822,554	5,759,496
Flexera Software LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 2/26/25 (f)(h)(t)		738,617	739,673
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (f)(h)(t)		1,665,000	1,671,244
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (f)(h)(t)		126,720	127,565
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (f)(h)(t)		2,288,303	2,295,466
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (f)(h)(t)		3,273,722	3,277,814
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 2/17/28 (h)(t)(u)		730,000	728,175
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (f)(h)(t)		864,063	873,783
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8645% 6/21/24 (f)(h)(t)		1,309,317	1,295,137
3 month U.S. LIBOR + 2.750% 2.8645% 6/21/24 (f)(h)(t)		8,559,103	8,466,408
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 9/29/24 (f)(h)(t)		3,917,322	3,924,882
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (f)(h)(t)		1,343,250	1,345,775
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3645% 2/12/29 (f)(h)(t)		280,000	282,450
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 9/15/24 (f)(h)(t)		702,659	699,926
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.12% 9/4/26 (f)(h)(t)		100,000	96,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.37% 9/4/25 (f)(h)(t)		732,667	726,945
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6145% 5/30/26 (f)(h)(t)		1,056,625	1,052,832
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (h)(t)(u)		1,690,000	1,690,710
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/31/25 (f)(h)(t)		1,433,433	1,418,497
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3622% 8/1/25 (f)(h)(t)		816,340	812,005
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 3/3/23 (f)(h)(t)		1,948,258	1,945,199
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 10/7/27 (f)(h)(t)		3,195,000	3,201,997
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		1,586,839	1,580,888
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		1,208,262	1,203,732
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 4/16/25 (f)(h)(t)		4,953,022	4,934,448
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1229% 1/31/27 (f)(h)(t)		903,075	898,560
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (f)(h)(t)		775,000	776,938
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.75% 5/3/26 (f)(h)(t)		6,648,338	6,686,167
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 5/4/26 (f)(h)(t)		2,937,384	2,948,399
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (f)(h)(t)		1,870,000	1,928,438
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.1145% 2/28/27 (f)(h)(t)		2,049,513	2,046,951
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 6/1/25 (f)(h)(t)		1,705,893	1,717,629
			94,424,206
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (f)(h)(t)		1,970,381	1,976,134

TOTAL INFORMATION TECHNOLOGY			161,396,323

MATERIALS - 0.4%
Chemicals - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (f)(h)(t)		911,282	912,039
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10/28/28 (h)(t)(u)		290,000	291,209
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/28/27 (f)(h)(t)		1,085,000	1,095,850
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan:
3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(t)		358,464	358,464
3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(t)		208,270	208,270
ASP Chromaflo Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (f)(h)(t)		275,674	275,674
Tranche B3/B4 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 11/18/23 (f)(h)(t)		160,168	160,168
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6176% 5/7/25 (f)(h)(t)		1,769,173	1,733,789
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 1/31/26 (f)(h)(t)		735,070	733,784
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (f)(h)(t)		699,350	695,853
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (f)(h)(t)		3,645,000	3,658,669
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7539% 3/1/26 (f)(h)(t)		1,783,238	1,781,900
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (f)(h)(t)		1,338,446	1,329,746
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (f)(h)(t)		1,920,350	1,919,755
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.111% 10/1/25 (f)(h)(t)		5,349,418	5,331,284
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.87% 4/3/25 (f)(h)(t)		1,199,200	1,186,836
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1793% 9/22/24 (f)(h)(t)		1,003,594	1,003,704
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (f)(h)(t)		263,925	263,331
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 2.0039% 4/3/25 (f)(h)(t)		452,583	451,564
			23,391,889
Construction Materials - 0.0%
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.26% 1/4/27 (f)(h)(t)		1,042,208	1,036,997
VM Consolidated, Inc. Tranche B L1N, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 2/28/25 (f)(h)(t)		2,153,324	2,152,872
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(t)		1,230,193	1,234,388
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (f)(h)(t)		420,669	422,104
			4,846,361
Containers & Packaging - 0.2%
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6898% 7/31/25 (f)(h)(t)		768,271	764,913
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1308% 11/7/25 (f)(h)(t)		2,976,412	2,953,612
Berry Global, Inc. Tranche Y 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1205% 7/1/26 (f)(h)(t)		2,831,875	2,829,355
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4425% 4/3/24 (f)(h)(t)		349,843	343,623
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8645% 12/21/26 (f)(h)(t)		2,059,438	2,064,586
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (f)(h)(t)		1,600,000	1,612,000
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (f)(h)(t)		4,557,545	4,519,399
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/29/23 (f)(h)(t)		2,025,274	2,023,066
Graham Packaging Co., Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/4/27 (f)(h)(t)		2,576,508	2,579,137
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 2/4/26 (h)(t)(u)		1,085,000	1,085,684
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (f)(h)(t)		1,236,716	1,235,479
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 7/31/26 (f)(h)(t)		742,500	742,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (f)(h)(t)		750,000	750,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (f)(h)(t)		575,492	572,615
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 1/30/27 (f)(h)(t)		2,287,131	2,288,846
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3708% 2/16/26 (f)(h)(t)		1,125,000	1,120,309
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 2/5/23 (f)(h)(t)		2,393,499	2,386,773
Tricorbraun Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (h)(t)(u)		1,657,238	1,654,653
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/29/28 (h)(t)(u)		372,762	372,181
			31,898,731
Metals & Mining - 0.0%
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (f)(h)(t)		1,639,443	1,265,305
Paper & Forest Products - 0.0%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.231% 7/26/26 (f)(h)(t)		215,417	215,417
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (f)(h)(t)		865,000	866,626
			1,082,043

TOTAL MATERIALS			62,484,329

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
ESH Hospitality, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1145% 9/18/26 (f)(h)(t)		156,472	155,494
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (f)(h)(t)		623,371	567,660
			723,154
Real Estate Management & Development - 0.1%
Aragon Junior Mezzanine 1 month U.S. LIBOR + 6.000% 7.25% 1/15/25 (c)(f)(h)(t)		492,452	492,452
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8708% 8/21/25 (f)(h)(t)		4,458,146	4,425,512
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(t)		1,901,265	1,629,156
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (f)(h)(t)		107,234	91,887
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 2/8/25 (f)(h)(t)		28,972	28,853
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8611% 12/22/24 (f)(h)(t)		5,503,000	5,463,819
			12,131,679

TOTAL REAL ESTATE			12,854,833

UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (f)(h)(t)		5,865,756	5,850,153
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (f)(h)(t)		1,012,463	1,017,272
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (f)(h)(t)		700,821	701,550
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (f)(h)(t)		1,068,159	993,388
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 8/28/25 (f)(h)(t)		788,737	780,850
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (f)(h)(t)		743,144	743,144
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (f)(h)(t)		3,333,250	3,342,616
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8631% 12/31/25 (f)(h)(t)		4,309,994	4,293,142
			17,722,115
Gas Utilities - 0.0%
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 8/13/26 (f)(h)(t)		724,794	727,512
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.12% 4/5/26 (f)(h)(t)		985,000	978,351
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (f)(h)(t)		980,000	977,550
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (f)(h)(t)		589,438	589,733
Talen Energy Supply LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 6/28/26 (f)(h)(t)		106,875	106,786
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (f)(h)(t)		762,583	754,957
			3,407,377

TOTAL UTILITIES			21,857,004

TOTAL BANK LOAN OBLIGATIONS
(Cost $936,274,219)			946,190,285

Bank Notes - 0.2%
Discover Bank:
3.2% 8/9/21		$9,357,000	$9,451,304
4.682% 8/9/28 (f)		5,039,000	5,389,211
KeyBank NA 6.95% 2/1/28		718,000	921,510
RBS Citizens NA 2.55% 5/13/21		2,382,000	2,388,305
Regions Bank 6.45% 6/26/37		8,935,000	12,342,040
Synchrony Bank 3.65% 5/24/21		8,482,000	8,521,719
TOTAL BANK NOTES
(Cost $36,249,332)			39,014,089

Preferred Securities - 0.9%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 2.625% (Reg. S) (f)(v)	EUR	$4,400,000	$5,499,596
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
2.5%(Reg. S) (f)(v)	EUR	4,751,000	5,933,270
2.7%(Reg. S)(f)(v)	EUR	5,700,000	7,062,544
3.875% (Reg. S) (f)(v)	EUR	6,100,000	7,999,651
			20,995,465
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (v)		2,641,000	2,729,967
Danone SA 1.75% (Reg. S) (f)(v)	EUR	4,900,000	6,101,290
			8,831,257
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (d)(f)(v)		910,000	946,235
FINANCIALS - 0.4%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(v)	EUR	1,780,000	2,398,145
Alfa Bond Issuance PLC:
6.95% (Reg. S) (f)(v)		200,000	209,046
8% (Reg. S) (f)(v)		972,000	1,009,877
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(v)	EUR	1,800,000	2,312,424
Banco Do Brasil SA 6.25% (d)(f)(v)		805,000	805,824
Banco Mercantil del Norte SA:
6.875% (d)(f)(v)		1,030,000	1,074,097
7.625% (d)(f)(v)		352,000	398,231
Bank of Nova Scotia:
4.65% (f)(v)		2,677,000	2,728,197
4.9% (f)(v)		1,100,000	1,192,556
Barclays Bank PLC 7.625% 11/21/22		3,345,000	3,748,658
Barclays PLC 7.125% (f)(v)	GBP	250,000	393,096
BNP Paribas SA 6.625% (Reg. S) (f)(v)		2,230,000	2,483,624
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(v)		530,000	578,977
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(v)		200,000	217,913
HSBC Holdings PLC 6.375% (f)(v)		3,050,000	3,420,782
Itau Unibanco Holding SA 6.125% (d)(f)(v)		1,140,000	1,159,046
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (f)(h)(v)		340,000	339,162
3 month U.S. LIBOR + 3.470% 3.6815% (f)(h)(v)		345,000	344,517
Lloyds Banking Group PLC 5.125% (f)(v)	GBP	2,290,000	3,316,679
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(v)		650,000	679,736
NBK Tier 1 Financing Ltd. 3.625% (d)(f)(v)		340,000	336,983
Societe Generale 7.875% (Reg. S) (f)(v)		450,000	504,073
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (v)	EUR	2,256,650	3,495,193
Tinkoff Credit Systems 9.25% (Reg. S) (f)(v)		1,193,000	1,274,083
			34,420,919
Capital Markets - 0.1%
Credit Suisse Group AG 7.5% (Reg. S) (f)(v)		6,655,000	7,480,204
UBS Group AG 7% (Reg. S) (f)(v)		644,000	738,615
			8,218,819
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(v)		1,299,129	290,343
Insurance - 0.1%
Allianz SE 3.5% (Reg. S) (f)(v)		1,600,000	1,640,438
Aviva PLC 6.125% (f)(v)	GBP	6,780,000	10,285,225
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(v)		3,194,000	3,378,760
5.875% (d)(f)(v)		2,110,000	2,318,763
			17,623,186

TOTAL FINANCIALS			60,553,267

HEALTH CARE - 0.1%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA 2.875% (Reg. S) (f)(v)	EUR	1,770,000	2,196,343
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	8,200,000	10,131,287

TOTAL HEALTH CARE			12,327,630

INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(v)		200,000	219,018
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		3,500,000	3,657,837

TOTAL INDUSTRIALS			3,876,855

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd. 5.65% (d)(f)(v)		380,000	410,406
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Aroundtown SA 3.375% (Reg. S) (f)(v)	EUR	4,100,000	5,146,898
AT Securities BV 5.25% (Reg. S) (f)(v)		4,000,000	4,312,951
CPI Property Group SA 3.75% (Reg. S) (f)(v)	EUR	2,550,000	2,971,757
Deutsche Annington Finance BV 4% (Reg. S) (f)(v)	EUR	1,700,000	2,124,130
Grand City Properties SA 1.5% (Reg. S) (f)(v)	EUR	5,300,000	6,264,331
Heimstaden Bostad AB 3.248% (Reg. S) (f)(v)	EUR	5,790,000	7,159,329
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(v)	EUR	2,605,000	3,176,620
			31,156,016
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA 5.25% (Reg. S) (f)(v)		8,190,000	8,615,846
Enel SpA 2.5% 12/31/99 (Reg. S) (f)	EUR	1,760,000	2,220,146
ORSTED A/S 1.5% 2/18/3021 (Reg. S) (f)	EUR	550,000	658,288
			11,494,280
TOTAL PREFERRED SECURITIES
(Cost $148,087,423)			156,091,007
		Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.07% (w)		808,294,044	808,455,702
Fidelity Securities Lending Cash Central Fund 0.08% (w)(x)		197,041,186	197,060,890
TOTAL MONEY MARKET FUNDS
(Cost $1,005,514,396)			1,005,516,592
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.82% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	$485,234
Option with an exercise rate of 2.625% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 34 Index expiring December 2021, paying 5% quarterly.	5/19/21	EUR 40,850,000	814,893

TOTAL PUT OPTIONS			1,300,127

Call Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.82% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/18/24	15,300,000	369,858
TOTAL PURCHASED SWAPTIONS
(Cost $1,372,936)			1,669,985
TOTAL INVESTMENT IN SECURITIES - 110.4%
(Cost $17,490,619,939)			18,163,913,049
NET OTHER ASSETS (LIABILITIES) - (10.4)%			(1,717,703,005)
NET ASSETS - 100%			$16,446,210,044

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 3/1/51	$(20,450,000)	$(20,767,611)
2% 3/1/51	(10,250,000)	(10,409,194)
2.5% 3/1/51	(28,150,000)	(29,232,463)
2.5% 3/1/51	(16,400,000)	(17,030,636)
3% 3/1/51	(25,000,000)	(26,044,428)
3% 3/1/51	(7,450,000)	(7,761,239)
3% 3/1/51	(4,950,000)	(5,156,797)
3% 3/1/51	(9,200,000)	(9,584,349)

TOTAL GINNIE MAE		(125,986,717)

Uniform Mortgage Backed Securities
1.5% 3/1/36	(8,500,000)	(8,608,875)
1.5% 3/1/36	(4,900,000)	(4,962,763)
2% 3/1/51	(26,500,000)	(26,752,267)
2% 3/1/51	(33,450,000)	(33,768,427)
2% 3/1/51	(33,500,000)	(33,818,903)
2% 3/1/51	(11,500,000)	(11,609,474)
2.5% 3/1/51	(25,000,000)	(25,923,828)
2.5% 3/1/51	(7,450,000)	(7,725,301)
2.5% 3/1/51	(30,950,000)	(32,093,698)
2.5% 3/1/51	(9,550,000)	(9,902,902)
2.5% 3/1/51	(69,400,000)	(71,964,545)
2.5% 3/1/51	(20,550,000)	(21,309,386)
2.5% 3/1/51	(20,000,000)	(20,739,062)
3% 3/1/51	(3,050,000)	(3,193,803)
3% 3/1/51	(18,850,000)	(19,738,747)
3% 3/1/51	(18,925,000)	(19,817,283)
3% 3/1/51	(25,000,000)	(26,178,710)
3% 3/1/51	(7,450,000)	(7,801,256)
3% 3/1/51	(37,500,000)	(39,268,065)
3% 3/1/51	(6,400,000)	(6,701,750)
3% 3/1/51	(40,950,000)	(42,880,727)
3% 3/1/51	(65,200,000)	(68,274,076)
3% 3/1/51	(27,050,000)	(28,325,364)
3% 3/1/51	(21,600,000)	(22,618,405)
3% 3/1/51	(47,800,000)	(50,053,694)
3% 4/1/51	(19,375,000)	(20,291,527)
3.5% 3/1/51	(15,700,000)	(16,655,493)
3.5% 3/1/51	(41,800,000)	(44,343,922)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(725,322,253)

TOTAL TBA SALE COMMITMENTS
(Proceeds $853,305,516)		$(851,308,970)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.27% and receive quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	$(1,895,053)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay semi-annually a fixed rate of 1.57% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	7,500,000	(256,272)

TOTAL PUT SWAPTIONS			(2,151,325)

Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.27% and pay quarterly a floating rate based on 3-month LIBOR, expiring November 2030	11/25/25	33,900,000	(497,258)
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive semi-annually a fixed rate of 1.57% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2022	2/16/22	7,500,000	(171,961)

TOTAL CALL SWAPTIONS			(669,219)

TOTAL WRITTEN SWAPTIONS			$(2,820,544)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	March 2021	$3,058,607	$(213,454)	$(213,454)
Eurex Euro-Bobl Contracts (Germany)	26	March 2021	4,210,208	(14,717)	(14,717)
Eurex Euro-Bund Contracts (Germany)	51	March 2021	10,670,004	(213,073)	(213,073)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	24	March 2021	6,075,800	(431,808)	(431,808)
TME 10 Year Canadian Note Contracts (Canada)	157	June 2021	17,244,586	(340,716)	(340,716)
TOTAL BOND INDEX CONTRACTS					(1,213,768)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	11	June 2021	2,428,422	(2,044)	(2,044)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	544	June 2021	67,439,000	(406,918)	(406,918)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	73	June 2021	11,622,969	(96,083)	(96,083)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	172	June 2021	25,343,125	(284,863)	(284,863)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	142	June 2021	26,846,875	(399,880)	(399,880)
TOTAL TREASURY CONTRACTS					(1,189,788)

TOTAL PURCHASED					(2,403,556)

Sold
Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	44	June 2021	7,832,403	64,256	64,256
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	822	June 2021	109,094,813	1,250,533	1,250,533
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,262	June 2021	278,606,219	155,275	155,275
TOTAL TREASURY CONTRACTS					1,405,808

TOTAL SOLD					1,470,064

TOTAL FUTURES CONTRACTS					$(933,492)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 2.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
USD	1,605,207	EUR	1,315,000	BNP Paribas	3/1/21	$18,594
CAD	733,000	USD	578,876	JPMorgan Chase Bank	3/5/21	(2,884)
EUR	2,072,000	USD	2,520,698	BNP Paribas	3/5/21	(20,519)
EUR	1,281,000	USD	1,563,835	BNP Paribas	3/5/21	(18,116)
EUR	1,851,000	USD	2,246,709	BNP Paribas	3/5/21	(13,199)
EUR	1,366,000	USD	1,649,397	Citibank NA	3/5/21	(1,113)
EUR	317,000	USD	383,889	JPMorgan Chase Bank	3/5/21	(1,381)
EUR	3,368,000	USD	4,058,366	JPMorgan Chase Bank	3/5/21	5,631
EUR	1,515,000	USD	1,839,140	JPMorgan Chase Bank	3/5/21	(11,066)
EUR	2,882,000	USD	3,500,428	JPMorgan Chase Bank	3/5/21	(22,863)
EUR	351,000	USD	426,885	State Street Bank And Tr Co	3/5/21	(3,351)
EUR	5,768,000	USD	6,986,323	State Street Bank And Tr Co	3/5/21	(26,366)
EUR	9,597,000	USD	11,640,988	State Street Bank And Tr Co	3/5/21	(60,768)
GBP	140,000	USD	193,311	BNP Paribas	3/5/21	1,742
GBP	378,000	USD	533,517	Citibank NA	3/5/21	(6,876)
GBP	299,000	USD	408,947	JPMorgan Chase Bank	3/5/21	7,629
GBP	868,000	USD	1,213,045	JPMorgan Chase Bank	3/5/21	(3,720)
GBP	1,379,000	USD	1,893,379	Royal Bank Of Canada	3/5/21	27,886
GBP	147,000	USD	201,051	State Street Bank And Tr Co	3/5/21	3,754
GBP	679,000	USD	928,073	State Street Bank And Tr Co	3/5/21	17,931
GBP	149,000	USD	204,636	State Street Bank And Tr Co	3/5/21	2,955
GBP	89,000	USD	123,214	State Street Bank And Tr Co	3/5/21	783
USD	85,958	AUD	112,000	BNP Paribas	3/5/21	(222)
USD	29,381	AUD	38,000	Goldman Sachs Bank USA	3/5/21	141
USD	70,688	AUD	89,000	Royal Bank Of Canada	3/5/21	2,206
USD	161,905	CAD	206,000	BNP Paribas	3/5/21	31
USD	160,424	CAD	204,000	Goldman Sachs Bank USA	3/5/21	121
USD	29,128	CAD	37,000	JPMorgan Chase Bank	3/5/21	53
USD	67,033	CAD	84,000	JPMorgan Chase Bank	3/5/21	1,025
USD	27,438	CAD	35,000	State Street Bank And Tr Co	3/5/21	(65)
USD	71,687	CAD	91,000	State Street Bank And Tr Co	3/5/21	179
USD	91,255	CAD	115,000	State Street Bank And Tr Co	3/5/21	888
USD	48,573	CAD	61,000	State Street Bank And Tr Co	3/5/21	640
USD	1,167,758	EUR	975,000	BNP Paribas	3/5/21	(8,726)
USD	816,787	EUR	678,000	BNP Paribas	3/5/21	(1,321)
USD	341,733	EUR	282,000	Citibank NA	3/5/21	1,458
USD	326,132	EUR	271,000	Citibank NA	3/5/21	(870)
USD	3,202,958	EUR	2,659,000	Citibank NA	3/5/21	(5,524)
USD	437,240	EUR	361,000	Citibank NA	3/5/21	1,640
USD	2,942,305	EUR	2,435,000	Citibank NA	3/5/21	4,112
USD	206,361,976	EUR	170,080,000	Goldman Sachs Bank USA	3/5/21	1,134,945
USD	5,673,511	EUR	4,668,000	JPMorgan Chase Bank	3/5/21	40,868
USD	5,225,212	EUR	4,308,000	JPMorgan Chase Bank	3/5/21	26,964
USD	342,726	EUR	282,000	JPMorgan Chase Bank	3/5/21	2,450
USD	1,661,254	EUR	1,366,000	Royal Bank Of Canada	3/5/21	12,970
USD	315,879	EUR	260,000	State Street Bank And Tr Co	3/5/21	2,150
USD	32,100,618	EUR	26,458,000	State Street Bank And Tr Co	3/5/21	175,073
USD	3,867,342	EUR	3,214,000	State Street Bank And Tr Co	3/5/21	(10,831)
USD	193,316	GBP	139,000	BNP Paribas	3/5/21	(344)
USD	128,155	GBP	91,000	Citibank NA	3/5/21	1,371
USD	13,283,224	GBP	9,669,000	Goldman Sachs Bank USA	3/5/21	(187,927)
USD	226,742	GBP	166,000	Goldman Sachs Bank USA	3/5/21	(4,534)
USD	66,673,138	GBP	48,924,000	JPMorgan Chase Bank	3/5/21	(1,489,295)
USD	438,185	GBP	321,000	JPMorgan Chase Bank	3/5/21	(9,043)
USD	2,609,564	GBP	1,884,000	JPMorgan Chase Bank	3/5/21	(15,283)
USD	933,001	GBP	680,000	State Street Bank And Tr Co	3/5/21	(14,396)
USD	313,123	GBP	226,000	State Street Bank And Tr Co	3/5/21	(1,747)
USD	1,166,214	GBP	827,000	State Street Bank And Tr Co	3/5/21	14,012
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(432,148)
					Unrealized Appreciation	1,510,202
					Unrealized Depreciation	(1,942,350)

For the period, the average contract value for forward foreign currency contracts was $304,476,735. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Akzo Nobel NV	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 6,250,000	$(202,005)	$135,864	$(66,141)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	61,700,000	(421,096)	(839)	(421,935)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	350,000	(2,389)	(4,514)	(6,903)
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,850,000	(67,225)	(135,387)	(202,612)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	3,400,000	(23,205)	13,315	(9,890)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	10,970,000	(74,869)	(84,365)	(159,234)
CMBX N.A. AAA Index Series 12	Aug. 2061	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,450,000	(16,721)	(26,953)	(43,674)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	1,420,000	(4,055)	(1,805)	(5,860)
Volvo Treas AB	Jun. 2024	Citibank, N.A.	(1%)	Quarterly	EUR 1,050,000	(31,843)	17,310	(14,533)

TOTAL CREDIT DEFAULT SWAPS						$(843,408)	$(87,374)	$(930,782)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$96,207,000	$(59,735)	$0	$(59,735)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	27,477,000	(366,085)	0	(366,085)
3-month LIBOR(3)	Quarterly	0.75%	Semi - annual	LCH	Mar. 2031	8,677,000	143,700	0	143,700

TOTAL INTEREST RATE SWAPS							$(282,120)	$0	$(282,120)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,237,431 or 0.0% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,557,391,536 or 21.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Non-income producing - Security is in default.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,292,680.

 (k) Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $4,297,369.

 (l) Security or a portion of the security is on loan at period end.

 (m) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $7,186,838.

 (n) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,535,106.

 (o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) The coupon rate will be determined upon settlement of the loan after period end.

 (v) Security is perpetual in nature with no stated maturity date.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$3,324
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/15/21	$1,223,475

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$286,552
Fidelity Securities Lending Cash Central Fund	60,360
Total	$346,912

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$154,257	$31,860	$122,397	$--
Consumer Discretionary	642,960	--	--	642,960
Energy	10,815,058	8,997,599	13,956	1,803,503
Financials	2,376,922	1,968,442	--	408,480
Industrials	902,913	--	--	902,913
Real Estate	4,834,939	4,543,547	291,392	--
Corporate Bonds	6,375,035,382	--	6,373,811,907	1,223,475
U.S. Government and Government Agency Obligations	4,753,642,549	--	4,753,642,549	--
U.S. Government Agency - Mortgage Securities	2,684,912,649	--	2,684,912,649	--
Asset-Backed Securities	946,043,359	--	946,043,308	51
Collateralized Mortgage Obligations	188,482,213	--	188,481,881	332
Commercial Mortgage Securities	579,444,970	--	575,379,703	4,065,267
Municipal Securities	109,969,828	--	109,969,828	--
Foreign Government and Government Agency Obligations	342,336,368	--	342,336,368	--
Supranational Obligations	15,836,724	--	15,836,724	--
Bank Loan Obligations	946,190,285	--	937,870,379	8,319,906
Bank Notes	39,014,089	--	39,014,089	--
Preferred Securities	156,091,007	--	156,091,007	--
Money Market Funds	1,005,516,592	1,005,516,592	--	--
Purchased Swaptions	1,669,985	--	1,669,985	--
Total Investments in Securities:	$18,163,913,049	$1,021,058,040	$17,125,488,122	$17,366,887
Derivative Instruments:
Assets
Futures Contracts	$1,470,064	$1,470,064	$--	$--
Forward Foreign Currency Contracts	1,510,202	--	1,510,202	--
Swaps	143,700	--	143,700	--
Total Assets	$3,123,966	$1,470,064	$1,653,902	$--
Liabilities
Futures Contracts	$(2,403,556)	$(2,403,556)	$--	$--
Forward Foreign Currency Contracts	(1,942,350)	--	(1,942,350)
Swaps	(1,269,228)	--	(1,269,228)	--
Written Swaptions	(2,820,544)	--	(2,820,544)	--
Total Liabilities	$(8,435,678)	$(2,403,556)	$(6,032,122)	$--
Total Derivative Instruments:	$(5,311,712)	$(933,492)	$(4,378,220)	$--
Other Financial Instruments:
TBA Sale Commitments	$(851,308,970)	$--	$(851,308,970)	$--
Total Other Financial Instruments:	$(851,308,970)	$--	$(851,308,970)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$814,893	$0
Swaps(b)	0	(843,408)
Total Credit Risk	814,893	(843,408)
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	1,510,202	(1,942,350)
Total Foreign Exchange Risk	1,510,202	(1,942,350)
Interest Rate Risk
Futures Contracts(d)	1,470,064	(2,403,556)
Purchased Swaptions(a)	855,092	0
Swaps(b)	143,700	(425,820)
Written Swaptions(e)	0	(2,820,544)
Total Interest Rate Risk	2,468,856	(5,649,920)
Total Value of Derivatives	$4,793,951	$(8,435,678)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.9%
Cayman Islands	4.9%
United Kingdom	2.5%
Mexico	1.6%
Netherlands	1.1%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $193,365,425) — See accompanying schedule: Unaffiliated issuers (cost $16,485,105,543)	$17,158,396,457
Fidelity Central Funds (cost $1,005,514,396)	1,005,516,592
Total Investment in Securities (cost $17,490,619,939)		$18,163,913,049
Segregated cash with brokers for derivative instruments		1,005,456
Foreign currency held at value (cost $466,554)		464,239
Receivable for investments sold		482,336,284
Receivable for premium on written options		2,092,305
Receivable for TBA sale commitments		853,305,516
Unrealized appreciation on forward foreign currency contracts		1,510,202
Dividends receivable		18,020
Interest receivable		96,189,282
Distributions receivable from Fidelity Central Funds		67,245
Receivable for daily variation margin on futures contracts		421,883
Receivable for daily variation margin on centrally cleared OTC swaps		33,156
Prepaid expenses		11,431
Total assets		19,601,368,068
Liabilities
Payable to custodian bank	$1,032,511
Payable for investments purchased
Regular delivery	689,099,532
Delayed delivery	1,406,632,582
TBA sale commitments, at value	851,308,970
Unrealized depreciation on forward foreign currency contracts	1,942,350
Bi-lateral OTC swaps, at value	843,408
Accrued management fee	4,092,093
Written options, at value (premium receivable $2,092,305)	2,820,544
Other payables and accrued expenses	325,144
Collateral on securities loaned	197,060,890
Total liabilities		3,155,158,024
Net Assets		$16,446,210,044
Net Assets consist of:
Paid in capital		$15,772,770,683
Total accumulated earnings (loss)		673,439,361
Net Assets		$16,446,210,044
Net Asset Value, offering price and redemption price per share ($16,446,210,044 ÷ 1,558,174,136 shares)		$10.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Dividends		$3,521,794
Interest		238,699,575
Income from Fidelity Central Funds (including $60,360 from security lending)		346,912
Total income		242,568,281
Expenses
Management fee	$24,307,492
Custodian fees and expenses	138,811
Independent trustees' fees and expenses	25,133
Registration fees	140,538
Audit	67,994
Legal	20,342
Miscellaneous	43,173
Total expenses before reductions	24,743,483
Expense reductions	(18,184)
Total expenses after reductions		24,725,299
Net investment income (loss)		217,842,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,153,900
Fidelity Central Funds	14,633
Forward foreign currency contracts	(7,224,124)
Foreign currency transactions	269,915
Futures contracts	(296,015)
Swaps	(817,590)
Written options	299,473
Total net realized gain (loss)		8,400,192
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(143,580,964)
Fidelity Central Funds	(1)
Forward foreign currency contracts	2,872,892
Assets and liabilities in foreign currencies	(166,581)
Futures contracts	(805,330)
Swaps	(250,635)
Written options	(939,828)
Delayed delivery commitments	2,013,781
Total change in net unrealized appreciation (depreciation)		(140,856,666)
Net gain (loss)		(132,456,474)
Net increase (decrease) in net assets resulting from operations		$85,386,508

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$217,842,982	$461,762,886
Net realized gain (loss)	8,400,192	549,588,854
Change in net unrealized appreciation (depreciation)	(140,856,666)	62,475,890
Net increase (decrease) in net assets resulting from operations	85,386,508	1,073,827,630
Distributions to shareholders	(760,779,196)	(679,081,116)
Share transactions
Proceeds from sales of shares	550,000,022	1,840,000,000
Reinvestment of distributions	760,779,196	679,081,053
Cost of shares redeemed	(400,911,619)	(825,328,159)
Net increase (decrease) in net assets resulting from share transactions	909,867,599	1,693,752,894
Total increase (decrease) in net assets	234,474,911	2,088,499,408
Net Assets
Beginning of period	16,211,735,133	14,123,235,725
End of period	$16,446,210,044	$16,211,735,133
Other Information
Shares
Sold	51,285,747	174,166,118
Issued in reinvestment of distributions	71,519,512	63,944,819
Redeemed	(37,543,796)	(77,577,093)
Net increase (decrease)	85,261,463	160,533,844

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Total Bond Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.01	$10.76	$10.00
Income from Investment Operations
Net investment income (loss)B	.144	.328	.317
Net realized and unrealized gain (loss)	(.093)	.414	.734
Total from investment operations	.051	.742	1.051
Distributions from net investment income	(.140)	(.317)	(.289)
Distributions from net realized gain	(.371)	(.175)	(.002)
Total distributions	(.511)	(.492)	(.291)
Net asset value, end of period	$10.55	$11.01	$10.76
Total ReturnC,D	.48%	7.16%	10.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.31%	.42%G
Expenses net of fee waivers, if any	.31%G	.31%	.36%G
Expenses net of all reductions	.31%G	.31%	.36%G
Net investment income (loss)	2.70%G	3.08%	3.63%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,446,210	$16,211,735	$14,123,236
Portfolio turnover rateH	186%G	214%	209%G,I

 A For the period October 25, 2018 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity SAI Total Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, market discount, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$905,967,183
Gross unrealized depreciation	(206,191,369)
Net unrealized appreciation (depreciation)	$699,775,814
Tax cost	$17,458,833,908

At the prior fiscal period end, the Fund was required to defer approximately $32,316,498 of losses on futures contracts.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of asset, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(2,019,821)	$915,913
Swaps	(1,654,282)	843,580
Total Credit Risk	(3,674,103)	1,759,493
Foreign Exchange Risk
Forward Foreign Currency Contracts	(7,224,124)	2,872,892
Total Foreign Exchange Risk	(7,224,124)	2,872,892
Interest Rate Risk
Futures Contracts	(296,015)	(805,330)
Purchased Options	(74,463)	22,115
Swaps	836,692	(1,094,215)
Written Options	299,473	(939,828)
Total Interest Rate Risk	765,687	(2,817,258)
Totals	$(10,132,540)	$1,815,127

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Total Bond Fund	7,339,891,111	7,310,097,992

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity SAI Total Bond Fund	$299

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity SAI Total Bond Fund	$16,594

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Total Bond Fund	$9,229	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,884.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $16,300.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund and Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 38% and 62%, respectively of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity SAI Total Bond Fund	.31%
Actual		$1,000.00	$1,004.80	$1.54
Hypothetical-C		$1,000.00	$1,023.26	$1.56

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Total Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds or classes and index funds; (vii) lowering expenses for certain funds and classes by implementing or lowering expense caps; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period. Due to the characteristics of the fund, no peer group performance information was considered by the Board. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Total Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for 2019.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.36% through December 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

STB-SANN-0421
1.9887628.102

Fidelity® Series Bond Index Fund

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	71.8%
AAA	3.5%
AA	3.3%
A	10.9%
BBB	11.8%
BB and Below	0.5%
Short-Term Investments and Net Other Assets*	(1.8)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	25.3%
U.S. Government and U.S. Government Agency Obligations	71.8%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.6%
Municipal Bonds	0.4%
Other Investments	3.4%
Short-Term Investments and Net Other Assets (Liabilities)**	(1.8)%

 * Foreign investments - 6.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$2,000,000	$1,965,219
2.25% 2/1/32	3,000,000	2,880,432
2.75% 6/1/31	3,000,000	3,044,732
2.95% 7/15/26	1,425,000	1,544,610
3.3% 2/1/52	3,550,000	3,212,994
3.5% 6/1/41	1,500,000	1,507,148
3.5% 9/15/53 (a)	5,620,000	5,155,357
3.55% 6/1/24	535,000	577,502
3.55% 9/15/55 (a)	12,721,000	11,679,668
3.6% 7/15/25	1,130,000	1,248,891
3.65% 6/1/51	1,950,000	1,889,960
3.65% 9/15/59 (a)	8,327,000	7,677,512
3.8% 2/15/27	1,604,000	1,803,735
4.125% 2/17/26	4,870,000	5,521,280
4.3% 2/15/30	12,000,000	13,762,028
4.35% 3/1/29	3,665,000	4,224,749
4.35% 6/15/45	1,141,000	1,260,463
4.5% 3/9/48	1,460,000	1,601,969
4.65% 6/1/44	1,403,000	1,577,292
British Telecommunications PLC 9.625% 12/15/30 (b)	3,618,000	5,726,618
Deutsche Telekom International Financial BV 8.75% 6/15/30 (b)	4,399,000	6,683,816
Orange SA 5.5% 2/6/44	535,000	737,148
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	2,388,000	2,706,230
4.665% 3/6/38	1,050,000	1,203,115
5.213% 3/8/47	3,871,000	4,681,420
5.52% 3/1/49	600,000	762,823
7.045% 6/20/36	464,000	665,966
Verizon Communications, Inc.:
1.5% 9/18/30	3,600,000	3,395,423
1.68% 10/30/30 (a)	2,598,000	2,471,528
2.625% 8/15/26	4,123,000	4,399,299
2.987% 10/30/56 (a)	15,553,000	14,016,939
3.15% 3/22/30	6,172,000	6,619,946
4.016% 12/3/29	5,000,000	5,730,806
4.125% 3/16/27	1,247,000	1,437,825
4.272% 1/15/36	4,327,000	5,036,698
4.4% 11/1/34	673,000	798,372
4.75% 11/1/41	178,000	217,220
5.012% 4/15/49	205,000	260,166
5.012% 8/21/54	2,238,000	2,864,007
5.5% 3/16/47	572,000	768,880
		143,319,786
Entertainment - 0.2%
NBCUniversal, Inc. 6.4% 4/30/40	535,000	792,811
The Walt Disney Co.:
2% 9/1/29	1,877,000	1,900,616
2.65% 1/13/31	5,000,000	5,240,202
2.75% 9/1/49	1,876,000	1,769,954
3.5% 5/13/40	1,000,000	1,092,224
3.6% 1/13/51	1,000,000	1,090,055
3.7% 10/15/25	1,247,000	1,387,859
3.8% 3/22/30	2,800,000	3,206,296
3.8% 5/13/60	1,000,000	1,120,556
4.7% 3/23/50	2,257,000	2,889,122
5.4% 10/1/43	691,000	941,521
6.15% 3/1/37	705,000	993,831
6.15% 2/15/41	1,872,000	2,754,610
		25,179,657
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	1,400,000	1,380,111
1.1% 8/15/30	2,700,000	2,548,975
1.9% 8/15/40	792,000	712,346
1.998% 8/15/26	410,000	431,374
2.05% 8/15/50	2,700,000	2,324,986
3.625% 5/19/21	673,000	678,129
		8,075,921
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41 (c)	5,200,000	5,028,438
3.7% 4/1/51	700,000	665,771
3.75% 2/15/28	3,250,000	3,563,044
3.85% 4/1/61	4,200,000	3,884,673
4.2% 3/15/28	1,961,000	2,198,228
4.908% 7/23/25	1,423,000	1,624,458
5.125% 7/1/49	2,445,000	2,811,598
5.375% 5/1/47	1,900,000	2,233,442
5.75% 4/1/48	933,000	1,150,217
6.384% 10/23/35	2,397,000	3,182,000
6.484% 10/23/45	836,000	1,120,645
Comcast Corp.:
1.5% 2/15/31	2,700,000	2,554,624
1.95% 1/15/31	2,690,000	2,648,415
2.35% 1/15/27	4,242,000	4,460,092
2.45% 8/15/52	2,700,000	2,358,814
2.65% 2/1/30	1,500,000	1,574,311
2.8% 1/15/51	2,700,000	2,528,553
3.15% 3/1/26	891,000	975,091
3.3% 2/1/27	5,722,000	6,336,250
3.375% 8/15/25	2,442,000	2,679,929
3.45% 2/1/50	2,000,000	2,118,858
3.7% 4/15/24	1,848,000	2,026,237
3.969% 11/1/47	926,000	1,057,242
4% 3/1/48	2,139,000	2,440,667
4.15% 10/15/28	3,360,000	3,908,085
4.6% 8/15/45	1,089,000	1,363,687
4.65% 7/15/42	1,604,000	2,007,586
4.7% 10/15/48	5,708,000	7,241,402
4.75% 3/1/44	963,000	1,224,015
4.95% 10/15/58	3,717,000	5,053,113
6.4% 3/1/40	178,000	263,911
6.55% 7/1/39	535,000	793,355
6.95% 8/15/37	1,195,000	1,822,403
Discovery Communications LLC:
3.25% 4/1/23	416,000	435,941
3.625% 5/15/30	2,100,000	2,309,768
4% 9/15/55 (a)	1,031,000	1,055,985
4.65% 5/15/50	2,100,000	2,434,234
5.2% 9/20/47	1,497,000	1,843,453
5.3% 5/15/49	800,000	996,467
Fox Corp.:
4.03% 1/25/24	837,000	915,098
4.709% 1/25/29	1,850,000	2,170,951
5.476% 1/25/39	1,478,000	1,897,677
5.576% 1/25/49	1,660,000	2,185,249
Time Warner Cable LLC:
4.5% 9/15/42	1,961,000	2,161,889
5.875% 11/15/40	2,300,000	2,928,259
7.3% 7/1/38	713,000	1,019,122
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	911,000	942,078
2.55% 2/15/22	501,000	511,773
3% 7/30/46	802,000	796,548
3.15% 9/17/25	1,688,000	1,846,916
4.125% 6/1/44	1,016,000	1,182,570
ViacomCBS, Inc.:
3.375% 2/15/28	1,880,000	2,049,679
4% 1/15/26	1,069,000	1,196,403
4.2% 6/1/29	2,200,000	2,514,890
4.375% 3/15/43	470,000	531,455
4.6% 1/15/45	1,301,000	1,501,132
4.95% 5/19/50	1,440,000	1,737,697
5.85% 9/1/43	2,611,000	3,463,796
		125,528,184
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	750,000	774,225
3.625% 4/22/29	2,503,000	2,747,843
6.125% 11/15/37	1,491,000	2,004,929
Rogers Communications, Inc.:
2.9% 11/15/26	445,000	481,832
3.625% 12/15/25	356,000	394,670
3.7% 11/15/49	1,300,000	1,396,968
4.1% 10/1/23	860,000	935,175
4.3% 2/15/48	1,850,000	2,187,779
5.45% 10/1/43	1,029,000	1,382,631
T-Mobile U.S.A., Inc.:
2.05% 2/15/28 (a)	2,700,000	2,673,999
3.3% 2/15/51 (a)	7,500,000	6,947,175
3.5% 4/15/25 (a)	4,990,000	5,395,338
3.75% 4/15/27 (a)	5,000,000	5,507,600
3.875% 4/15/30 (a)	7,550,000	8,300,621
Vodafone Group PLC:
2.5% 9/26/22	535,000	552,263
2.95% 2/19/23	1,230,000	1,289,217
3.75% 1/16/24	1,843,000	2,010,302
4.375% 5/30/28	6,205,000	7,270,598
5% 5/30/38	701,000	869,262
5.125% 6/19/59	2,500,000	3,174,247
5.25% 5/30/48	2,907,000	3,768,980
		60,065,654

TOTAL COMMUNICATION SERVICES		362,169,202

CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
American Honda Finance Corp.:
1.65% 7/12/21	1,417,000	1,424,219
1.7% 9/9/21	802,000	808,136
2.15% 9/10/24	3,830,000	4,025,072
2.3% 9/9/26	891,000	945,307
3.55% 1/12/24	4,350,000	4,715,381
General Motors Co.:
5% 10/1/28	248,000	290,369
5.15% 4/1/38	1,500,000	1,793,650
5.2% 4/1/45	761,000	907,876
5.95% 4/1/49	2,178,000	2,844,507
6.6% 4/1/36	1,041,000	1,418,012
6.75% 4/1/46	1,275,000	1,773,702
General Motors Financial Co., Inc.:
3.25% 1/5/23	1,284,000	1,343,147
3.85% 1/5/28	1,247,000	1,366,176
4% 1/15/25	2,629,000	2,871,998
4% 10/6/26	656,000	729,180
4.3% 7/13/25	2,210,000	2,452,240
4.35% 1/17/27	1,425,000	1,605,030
4.375% 9/25/21	1,638,000	1,675,664
5.1% 1/17/24	6,462,000	7,197,601
5.65% 1/17/29	3,507,000	4,294,827
		44,482,094
Diversified Consumer Services - 0.0%
Duke University 2.832% 10/1/55	850,000	864,843
George Washington University 4.3% 9/15/44	356,000	436,759
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	829,000	933,716
4.3% 2/21/48	886,000	1,059,807
Massachusetts Institute of Technology:
3.885% 7/1/2116	504,000	588,409
3.959% 7/1/38	842,000	1,021,876
Northwestern University 4.643% 12/1/44	597,000	777,352
President and Fellows of Harvard College:
3.3% 7/15/56	865,000	977,170
3.619% 10/1/37	178,000	210,792
Rice University 3.774% 5/15/55	340,000	418,123
Trustees of Princeton Univ. 5.7% 3/1/39	178,000	259,271
University Notre Dame du Lac 3.438% 2/15/45	593,000	678,230
University of Southern California 5.25% 10/1/2111	356,000	523,519
		8,749,867
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
3.6% 7/1/30	1,350,000	1,512,612
3.625% 9/1/49	6,943,000	7,441,053
3.7% 1/30/26	3,007,000	3,357,503
4.45% 3/1/47	1,013,000	1,219,089
4.875% 12/9/45	968,000	1,220,542
6.3% 3/1/38	1,256,000	1,814,239
Metropolitan Museum of Art 3.4% 7/1/45	535,000	547,665
Starbucks Corp.:
2.25% 3/12/30	2,716,000	2,757,028
2.45% 6/15/26	1,782,000	1,896,948
3.5% 11/15/50	1,700,000	1,774,490
3.8% 8/15/25	1,239,000	1,383,092
3.85% 10/1/23	335,000	361,327
4% 11/15/28	1,247,000	1,447,215
4.5% 11/15/48	837,000	1,008,077
		27,740,880
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	4,810,000	4,664,113
3.15% 2/9/51	4,960,000	4,668,550
Amazon.com, Inc.:
0.8% 6/3/25	2,000,000	1,996,896
1.5% 6/3/30	4,000,000	3,895,784
2.4% 2/22/23	2,825,000	2,938,021
2.5% 6/3/50	5,197,000	4,804,446
2.8% 8/22/24	1,155,000	1,242,428
3.15% 8/22/27	1,864,000	2,066,083
3.875% 8/22/37	4,601,000	5,440,451
4.05% 8/22/47	2,306,000	2,750,406
4.25% 8/22/57	1,183,000	1,476,581
4.8% 12/5/34	1,069,000	1,386,023
		37,329,782
Multiline Retail - 0.2%
Dollar Tree, Inc.:
3.7% 5/15/23	1,551,000	1,651,450
4% 5/15/25	1,425,000	1,585,375
Kohl's Corp.:
4.25% 7/17/25	2,179,000	2,372,715
4.75% 12/15/23	380,000	411,400
9.5% 5/15/25	1,306,000	1,686,674
Macy's Retail Holdings LLC:
2.875% 2/15/23	481,000	477,498
4.3% 2/15/43	846,000	640,845
Nordstrom, Inc.:
4% 3/15/27	804,000	796,373
5% 1/15/44	356,000	341,856
Target Corp.:
2.25% 4/15/25	15,000,000	15,795,491
3.9% 11/15/47	1,549,000	1,863,971
4% 7/1/42	1,247,000	1,550,763
		29,174,411
Specialty Retail - 0.3%
AutoZone, Inc.:
3.125% 7/15/23	682,000	720,528
3.25% 4/15/25	713,000	771,611
3.7% 4/15/22	980,000	1,008,539
3.75% 6/1/27	1,034,000	1,162,808
Lowe's Companies, Inc.:
1.3% 4/15/28	2,000,000	1,937,424
1.7% 10/15/30	3,300,000	3,173,520
3.65% 4/5/29	1,909,000	2,143,531
3.7% 4/15/46	624,000	676,920
4.05% 5/3/47	2,050,000	2,333,744
4.55% 4/5/49	1,688,000	2,107,525
4.65% 4/15/42	1,158,000	1,429,685
5% 4/15/40	2,280,000	2,919,579
5.125% 4/15/50	1,200,000	1,626,883
O'Reilly Automotive, Inc. 3.85% 6/15/23	504,000	537,220
The Home Depot, Inc.:
2.375% 3/15/51	2,500,000	2,227,772
2.5% 4/15/27	3,300,000	3,538,424
2.8% 9/14/27	891,000	969,203
2.95% 6/15/29	4,000,000	4,348,607
3% 4/1/26	1,788,000	1,944,974
3.125% 12/15/49	1,483,000	1,518,038
3.75% 2/15/24	1,198,000	1,303,956
3.9% 12/6/28	1,027,000	1,191,553
3.9% 6/15/47	1,529,000	1,759,734
4.2% 4/1/43	281,000	336,601
4.25% 4/1/46	584,000	705,297
4.5% 12/6/48	2,879,000	3,620,030
4.875% 2/15/44	513,000	668,013
5.875% 12/16/36	1,854,000	2,647,815
TJX Companies, Inc. 1.6% 5/15/31	5,125,000	4,940,293
		54,269,827
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	10,010,000	10,618,113
3.375% 11/1/46	802,000	878,802
		11,496,915

TOTAL CONSUMER DISCRETIONARY		213,243,776

CONSUMER STAPLES - 1.7%
Beverages - 0.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	5,540,000	6,651,139
Anheuser-Busch InBev Finance, Inc.:
3.65% 2/1/26	10,789,000	11,941,105
4.625% 2/1/44	1,025,000	1,183,091
4.7% 2/1/36	868,000	1,046,222
4.9% 2/1/46	3,240,000	3,875,733
Anheuser-Busch InBev Worldwide, Inc.:
4.15% 1/23/25	2,504,000	2,795,439
4.439% 10/6/48	1,318,000	1,496,546
4.6% 4/15/48	3,342,000	3,877,314
4.6% 6/1/60	1,372,000	1,577,328
4.95% 1/15/42	2,400,000	2,967,970
5.55% 1/23/49	7,412,000	9,644,733
5.8% 1/23/59 (Reg. S)	2,487,000	3,431,455
8.2% 1/15/39	499,000	817,221
Constellation Brands, Inc.:
3.15% 8/1/29	2,566,000	2,751,791
3.5% 5/9/27	1,782,000	1,981,783
3.7% 12/6/26	1,346,000	1,510,261
Diageo Capital PLC:
1.375% 9/29/25	2,400,000	2,442,731
2% 4/29/30	2,600,000	2,609,335
2.125% 4/29/32	2,400,000	2,415,571
Dr. Pepper Snapple Group, Inc.:
3.8% 5/1/50	2,400,000	2,618,178
4.057% 5/25/23	2,674,000	2,878,628
4.985% 5/25/38	1,284,000	1,637,351
Molson Coors Beverage Co.:
2.1% 7/15/21	874,000	878,013
3% 7/15/26	3,101,000	3,340,575
4.2% 7/15/46	2,358,000	2,525,170
PepsiCo, Inc.:
1.4% 2/25/31	1,800,000	1,723,437
1.625% 5/1/30	7,471,000	7,337,022
2.25% 5/2/22	2,139,000	2,184,792
2.375% 10/6/26	1,203,000	1,282,994
3% 10/15/27	3,245,000	3,570,857
3.6% 8/13/42	535,000	604,023
3.875% 3/19/60	2,400,000	2,859,705
4.25% 10/22/44	1,069,000	1,314,843
4.45% 4/14/46	1,034,000	1,305,763
The Coca-Cola Co.:
1.375% 3/15/31	3,100,000	2,955,672
1.45% 6/1/27	1,500,000	1,508,411
1.65% 6/1/30	1,500,000	1,471,349
2.5% 6/1/40	1,500,000	1,462,686
2.5% 3/15/51	1,500,000	1,382,909
2.6% 6/1/50	1,500,000	1,418,607
2.75% 6/1/60	1,500,000	1,430,978
2.875% 10/27/25	1,707,000	1,859,791
		114,568,522
Food & Staples Retailing - 0.3%
Costco Wholesale Corp. 2.75% 5/18/24	1,069,000	1,144,672
Kroger Co.:
1.7% 1/15/31	4,600,000	4,424,745
2.65% 10/15/26	508,000	543,651
3.5% 2/1/26	713,000	785,659
5.15% 8/1/43	485,000	622,672
5.4% 1/15/49	1,161,000	1,544,554
Sysco Corp.:
3.3% 7/15/26	584,000	639,096
3.3% 2/15/50	2,800,000	2,765,713
3.75% 10/1/25	1,016,000	1,125,268
6.6% 4/1/40	2,600,000	3,700,336
Walgreen Co. 3.1% 9/15/22	508,000	528,513
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	2,600,000	2,792,944
3.45% 6/1/26	891,000	980,986
4.65% 6/1/46	980,000	1,098,226
4.8% 11/18/44	1,607,000	1,831,039
Walmart, Inc.:
2.85% 7/8/24	4,600,000	4,952,668
3.3% 4/22/24	3,387,000	3,662,046
3.4% 6/26/23	1,668,000	1,783,188
3.625% 12/15/47	2,215,000	2,551,728
3.7% 6/26/28	2,192,000	2,512,434
4.05% 6/29/48	4,969,000	6,083,449
4.3% 4/22/44	1,069,000	1,343,416
5.25% 9/1/35	1,540,000	2,111,771
5.625% 4/1/40	356,000	510,851
5.625% 4/15/41	820,000	1,179,139
6.5% 8/15/37	1,475,000	2,244,702
		53,463,466
Food Products - 0.3%
Campbell Soup Co.:
2.5% 8/2/22	846,000	871,402
4.8% 3/15/48	2,496,000	3,083,525
Conagra Brands, Inc.:
3.2% 1/25/23	819,000	856,358
4.3% 5/1/24	1,598,000	1,771,689
4.85% 11/1/28	2,429,000	2,899,546
5.3% 11/1/38	2,484,000	3,158,467
5.4% 11/1/48	324,000	427,652
General Mills, Inc.:
3% 2/1/51 (a)	1,303,000	1,262,434
3.7% 10/17/23	2,487,000	2,690,595
4.2% 4/17/28	3,066,000	3,554,396
Kellogg Co.:
3.25% 4/1/26	663,000	733,051
4.3% 5/15/28	1,069,000	1,243,133
Kraft Heinz Foods Co.:
3% 6/1/26	2,317,000	2,458,951
4.375% 6/1/46	1,217,000	1,325,888
4.625% 1/30/29	6,690,000	7,750,750
5% 7/15/35	624,000	754,934
5% 6/4/42	504,000	592,826
5.2% 7/15/45	924,000	1,110,405
Tyson Foods, Inc.:
3.95% 8/15/24	1,350,000	1,489,086
4% 3/1/26	1,314,000	1,478,577
4.35% 3/1/29	4,604,000	5,360,798
5.1% 9/28/48	336,000	441,131
Unilever Capital Corp.:
1.375% 9/14/30	3,597,000	3,456,245
2% 7/28/26	284,000	296,889
3.1% 7/30/25	517,000	564,045
		49,632,773
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	1,782,000	1,935,667
Kimberly-Clark Corp.:
1.05% 9/15/27	3,500,000	3,447,140
2.4% 3/1/22	926,000	946,319
2.4% 6/1/23	1,425,000	1,484,481
3.2% 7/30/46	445,000	475,924
Procter & Gamble Co.:
2.3% 2/6/22	837,000	853,371
2.8% 3/25/27	4,860,000	5,298,830
2.85% 8/11/27	802,000	885,841
3% 3/25/30	8,500,000	9,332,405
3.1% 8/15/23	1,782,000	1,910,495
		26,570,473
Tobacco - 0.3%
Altria Group, Inc.:
3.4% 5/6/30	1,570,000	1,681,589
3.8% 2/14/24	829,000	901,497
3.875% 9/16/46	1,782,000	1,738,463
4.25% 8/9/42	1,744,000	1,819,592
4.8% 2/14/29	2,365,000	2,773,343
5.8% 2/14/39	1,940,000	2,413,664
5.95% 2/14/49	1,854,000	2,368,729
BAT Capital Corp.:
3.222% 8/15/24	1,836,000	1,973,518
3.462% 9/6/29	3,400,000	3,620,838
3.557% 8/15/27	3,773,000	4,097,520
4.54% 8/15/47	2,983,000	3,059,928
4.758% 9/6/49	2,900,000	3,049,094
Philip Morris International, Inc.:
2.125% 5/10/23	553,000	571,839
2.75% 2/25/26	668,000	718,724
3.375% 8/15/29	3,300,000	3,643,505
3.6% 11/15/23	654,000	710,724
3.875% 8/21/42	860,000	942,259
4.125% 3/4/43	2,532,000	2,853,888
4.875% 11/15/43	1,069,000	1,318,230
6.375% 5/16/38	258,000	370,130
Reynolds American, Inc.:
4.45% 6/12/25	1,259,000	1,405,673
4.85% 9/15/23	321,000	355,161
5.85% 8/15/45	756,000	900,020
7.25% 6/15/37	1,287,000	1,704,777
		44,992,705

TOTAL CONSUMER STAPLES		289,227,939

ENERGY - 2.0%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	4,181,000	4,585,287
5.125% 9/15/40	356,000	450,742
Halliburton Co.:
3.8% 11/15/25	114,000	126,994
5% 11/15/45	1,344,000	1,566,236
7.45% 9/15/39	267,000	379,854
		7,109,113
Oil, Gas & Consumable Fuels - 2.0%
Apache Corp.:
4.375% 10/15/28	5,354,000	5,434,310
5.1% 9/1/40	535,000	545,877
Boardwalk Pipelines LP 4.95% 12/15/24	846,000	951,893
BP Capital Markets PLC:
2.5% 11/6/22	535,000	554,370
3.279% 9/19/27	2,270,000	2,492,361
Canadian Natural Resources Ltd.:
2.95% 1/15/23	420,000	437,298
3.9% 2/1/25	335,000	364,511
4.95% 6/1/47	1,141,000	1,376,611
6.25% 3/15/38	1,221,000	1,583,547
Cenovus Energy, Inc.:
3% 8/15/22	303,000	310,775
3.8% 9/15/23	312,000	329,654
4.25% 4/15/27	1,693,000	1,854,326
5.4% 6/15/47	1,676,000	1,933,960
6.75% 11/15/39	356,000	462,399
Chevron Corp.:
1.141% 5/11/23	1,300,000	1,322,988
1.554% 5/11/25	1,300,000	1,332,517
1.995% 5/11/27	1,300,000	1,348,610
2.1% 5/16/21	2,451,000	2,456,539
2.236% 5/11/30	1,300,000	1,330,133
2.895% 3/3/24	4,194,000	4,473,739
2.954% 5/16/26	1,961,000	2,126,194
2.978% 5/11/40	1,300,000	1,335,445
3.078% 5/11/50	1,300,000	1,296,593
Chevron U.S.A., Inc.:
4.2% 10/15/49	1,100,000	1,297,998
4.95% 8/15/47	2,459,000	3,175,466
Columbia Pipeline Group, Inc. 4.5% 6/1/25	593,000	670,983
ConocoPhillips Co.:
4.95% 3/15/26	8,976,000	10,540,894
5.95% 3/15/46	1,069,000	1,527,579
6.5% 2/1/39	1,342,000	1,970,626
DCP Midstream Operating LP 3.875% 3/15/23	673,000	693,190
Devon Energy Corp.:
5% 6/15/45	4,024,000	4,706,038
5.6% 7/15/41	513,000	625,924
Ecopetrol SA:
5.375% 6/26/26	845,000	947,346
5.875% 9/18/23	3,000,000	3,326,250
5.875% 5/28/45	677,000	727,491
7.375% 9/18/43	880,000	1,091,860
Enbridge Energy Partners LP 4.2% 9/15/21	1,551,000	1,567,697
Enbridge, Inc.:
3.5% 6/10/24	504,000	543,111
5.5% 12/1/46	2,582,000	3,305,148
Energy Transfer Partners LP:
3.6% 2/1/23	1,524,000	1,591,373
4.95% 6/15/28	1,681,000	1,916,164
5% 5/15/50	900,000	952,952
5.15% 3/15/45	1,425,000	1,507,280
5.25% 4/15/29	3,400,000	3,943,068
5.5% 6/1/27	1,400,000	1,638,539
5.8% 6/15/38	5,730,000	6,615,233
6% 6/15/48	3,656,000	4,258,903
6.25% 4/15/49	105,000	125,559
Enterprise Products Operating LP:
3.7% 2/15/26	316,000	350,585
3.95% 2/15/27	4,613,000	5,219,086
4.05% 2/15/22	1,662,000	1,719,949
4.2% 1/31/50	2,500,000	2,695,587
4.25% 2/15/48	5,064,000	5,501,055
4.8% 2/1/49	265,000	310,148
4.85% 8/15/42	445,000	528,371
4.85% 3/15/44	891,000	1,046,083
4.9% 5/15/46	763,000	901,591
5.7% 2/15/42	356,000	467,063
7.55% 4/15/38	356,000	529,721
EOG Resources, Inc. 4.15% 1/15/26	998,000	1,131,280
Equinor ASA:
3.125% 4/6/30	3,353,000	3,645,440
3.25% 11/18/49	1,250,000	1,271,133
3.625% 9/10/28	2,153,000	2,428,160
3.7% 3/1/24	651,000	712,350
3.7% 4/6/50	3,000,000	3,290,018
5.1% 8/17/40	356,000	468,878
Exxon Mobil Corp.:
1.571% 4/15/23	19,700,000	20,190,924
2.726% 3/1/23	1,782,000	1,863,274
3.043% 3/1/26	1,484,000	1,610,017
3.452% 4/15/51	3,000,000	3,078,487
3.482% 3/19/30	10,000,000	11,174,521
3.567% 3/6/45	1,186,000	1,251,361
Hess Corp.:
3.5% 7/15/24	677,000	717,452
5.6% 2/15/41	606,000	727,252
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	2,175,000	2,281,980
3.5% 9/1/23	356,000	379,456
3.95% 9/1/22	1,247,000	1,300,655
4.25% 9/1/24	5,024,000	5,576,082
4.7% 11/1/42	677,000	744,055
5% 3/1/43	178,000	205,519
5.5% 3/1/44	1,247,000	1,503,242
5.625% 9/1/41	178,000	215,190
6.55% 9/15/40	535,000	712,762
Kinder Morgan, Inc.:
4.3% 3/1/28	1,776,000	2,027,521
5.2% 3/1/48	885,000	1,057,938
5.3% 12/1/34	1,524,000	1,841,864
5.55% 6/1/45	3,400,000	4,178,364
Magellan Midstream Partners LP:
3.95% 3/1/50	1,590,000	1,635,192
4.25% 9/15/46	980,000	1,056,083
5% 3/1/26	535,000	623,169
Marathon Oil Corp.:
3.85% 6/1/25	1,247,000	1,348,774
4.4% 7/15/27	3,070,000	3,471,309
5.2% 6/1/45	891,000	1,034,317
Marathon Petroleum Corp.:
4.5% 4/1/48	3,210,000	3,491,501
4.7% 5/1/25	9,919,000	11,281,922
4.75% 12/15/23	1,019,000	1,125,858
5.125% 3/1/21	178,000	178,000
6.5% 3/1/41	178,000	240,549
MPLX LP:
4.125% 3/1/27	1,685,000	1,886,676
4.7% 4/15/48	3,476,000	3,803,359
4.8% 2/15/29	2,638,000	3,087,176
5.2% 3/1/47	1,091,000	1,270,348
5.5% 2/15/49	1,800,000	2,187,057
ONEOK Partners LP 3.375% 10/1/22	891,000	922,352
ONEOK, Inc.:
4.45% 9/1/49	1,110,000	1,114,535
4.95% 7/13/47	1,043,000	1,117,072
5.2% 7/15/48	538,000	598,999
Ovintiv, Inc.:
3.9% 11/15/21	874,000	882,784
6.5% 2/1/38	1,591,000	1,947,718
Phillips 66 Co.:
3.9% 3/15/28	4,400,000	4,983,832
4.875% 11/15/44	178,000	217,553
5.875% 5/1/42	1,693,000	2,286,791
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	1,284,000	1,374,262
3.8% 9/15/30	2,800,000	2,908,114
4.65% 10/15/25	2,184,000	2,421,851
4.9% 2/15/45	339,000	340,775
6.65% 1/15/37	498,000	598,777
Shell International Finance BV:
1.75% 9/12/21	1,158,000	1,167,267
2.375% 8/21/22	535,000	551,365
2.375% 11/7/29	7,700,000	7,926,327
3.125% 11/7/49	3,000,000	2,975,678
3.25% 5/11/25	2,523,000	2,750,136
3.5% 11/13/23	9,747,000	10,553,642
4% 5/10/46	713,000	805,429
4.375% 5/11/45	2,370,000	2,837,613
6.375% 12/15/38	748,000	1,090,873
Spectra Energy Partners LP:
3.375% 10/15/26	2,907,000	3,181,764
4.75% 3/15/24	860,000	952,872
Suncor Energy, Inc.:
3.6% 12/1/24	1,263,000	1,383,378
4% 11/15/47	3,021,000	3,249,953
6.8% 5/15/38	1,505,000	2,113,603
6.85% 6/1/39	356,000	505,968
Sunoco Logistics Partner Operations LP:
3.9% 7/15/26	1,340,000	1,455,919
5.3% 4/1/44	1,034,000	1,122,122
5.4% 10/1/47	980,000	1,075,906
The Williams Companies, Inc.:
3.35% 8/15/22	499,000	515,940
3.75% 6/15/27	4,163,000	4,617,205
3.9% 1/15/25	628,000	684,905
4.55% 6/24/24	1,012,000	1,124,828
4.85% 3/1/48	1,722,000	1,998,939
5.75% 6/24/44	339,000	424,488
Total Capital International SA:
2.7% 1/25/23	339,000	354,274
2.75% 6/19/21	1,069,000	1,077,117
2.875% 2/17/22	744,000	762,703
3.127% 5/29/50	600,000	586,388
3.455% 2/19/29	3,803,000	4,234,657
3.461% 7/12/49	1,500,000	1,559,359
3.75% 4/10/24	356,000	391,145
Total Capital SA 3.883% 10/11/28	7,780,000	8,886,609
TransCanada PipeLines Ltd.:
2.5% 8/1/22	891,000	917,164
4.75% 5/15/38	378,000	443,133
4.875% 1/15/26	891,000	1,035,889
4.875% 5/15/48	877,000	1,050,959
5.1% 3/15/49	1,836,000	2,277,324
6.1% 6/1/40	1,195,000	1,571,849
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	3,970,000	4,252,842
3.95% 5/15/50	970,000	1,033,266
4.45% 8/1/42	1,381,000	1,561,250
4.6% 3/15/48	713,000	830,625
Valero Energy Corp.:
4% 4/1/29	1,836,000	2,026,740
6.625% 6/15/37	966,000	1,275,225
		340,407,079

TOTAL ENERGY		347,516,192

FINANCIALS - 7.6%
Banks - 4.1%
Australia and New Zealand Banking Group Ltd. 3.7% 11/16/25	944,000	1,061,745
Bank of America Corp.:
2.456% 10/22/25 (b)	2,600,000	2,749,826
2.503% 10/21/22	1,604,000	1,626,172
2.625% 4/19/21	1,247,000	1,250,899
2.676% 6/19/41(b)	3,200,000	3,102,317
2.831% 10/24/51 (b)	3,893,000	3,715,883
3.004% 12/20/23 (b)	1,888,000	1,973,262
3.194% 7/23/30 (b)	2,934,000	3,175,413
3.248% 10/21/27	668,000	732,359
3.366% 1/23/26 (b)	8,569,000	9,320,097
3.419% 12/20/28 (b)	12,830,000	14,150,346
3.593% 7/21/28 (b)	1,978,000	2,209,061
3.705% 4/24/28 (b)	1,568,000	1,757,013
3.864% 7/23/24 (b)	4,331,000	4,665,819
3.974% 2/7/30 (b)	2,521,000	2,871,758
4% 4/1/24	867,000	953,953
4% 1/22/25	1,069,000	1,183,769
4.083% 3/20/51 (b)	3,250,000	3,777,790
4.1% 7/24/23	1,247,000	1,356,855
4.183% 11/25/27	918,000	1,039,922
4.2% 8/26/24	1,515,000	1,681,618
4.25% 10/22/26	713,000	816,847
4.271% 7/23/29 (b)	7,550,000	8,756,696
4.33% 3/15/50 (b)	2,333,000	2,781,677
4.443% 1/20/48 (b)	2,718,000	3,322,663
4.45% 3/3/26	2,317,000	2,653,002
5% 1/21/44	958,000	1,253,171
5.875% 2/7/42	409,000	581,045
6.11% 1/29/37	1,224,000	1,693,731
7.75% 5/14/38	744,000	1,198,507
Bank of Montreal:
3.3% 2/5/24	11,100,000	11,959,868
3.803% 12/15/32 (b)	420,000	471,265
Bank of Nova Scotia:
3.4% 2/11/24	9,151,000	9,903,728
4.5% 12/16/25	2,830,000	3,249,453
Barclays PLC:
2.852% 5/7/26 (b)	3,600,000	3,798,403
3.932% 5/7/25 (b)	572,000	622,856
4.337% 1/10/28	998,000	1,128,567
4.375% 1/12/26	711,000	804,481
4.836% 5/9/28	1,711,000	1,947,912
4.95% 1/10/47	3,320,000	4,190,695
4.972% 5/16/29 (b)	759,000	894,395
5.25% 8/17/45	998,000	1,299,544
BB&T Corp.:
2.75% 4/1/22	1,581,000	1,620,085
3.875% 3/19/29	5,000,000	5,694,777
BPCE SA 4% 4/15/24	284,000	312,744
Capital One Bank NA 3.375% 2/15/23	345,000	364,107
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(d)	3,565,000	3,844,554
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	10,206,000	11,273,606
1.122% 1/28/27 (b)	9,700,000	9,571,134
2.35% 8/2/21	3,761,000	3,794,912
2.7% 10/27/22	17,500,000	18,151,195
2.75% 4/25/22	2,601,000	2,667,863
3.142% 1/24/23 (b)	4,099,000	4,199,066
3.668% 7/24/28 (b)	1,351,000	1,503,925
3.7% 1/12/26	1,984,000	2,211,882
3.887% 1/10/28 (b)	802,000	900,059
3.98% 3/20/30 (b)	5,278,000	5,984,523
4.125% 7/25/28	2,752,000	3,118,457
4.3% 11/20/26	1,084,000	1,235,914
4.4% 6/10/25	713,000	800,815
4.6% 3/9/26	1,069,000	1,226,767
4.75% 5/18/46	1,403,000	1,735,342
5.3% 5/6/44	356,000	469,746
5.316% 3/26/41 (b)	3,530,000	4,711,757
5.5% 9/13/25	891,000	1,053,602
5.875% 1/30/42	298,000	424,722
8.125% 7/15/39	3,263,000	5,508,992
Citizens Financial Group, Inc.:
2.375% 7/28/21	777,000	782,105
2.638% 9/30/32 (a)	337,000	336,722
Comerica, Inc. 3.8% 7/22/26	651,000	727,809
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,234,000	2,345,901
Discover Bank 4.2% 8/8/23	1,247,000	1,355,230
Export-Import Bank of Korea:
0.625% 2/9/26	5,100,000	4,966,737
2.875% 1/21/25	2,955,000	3,158,274
5% 4/11/22	1,099,000	1,154,488
Fifth Third Bancorp:
2.55% 5/5/27	2,600,000	2,768,953
2.6% 6/15/22	1,334,000	1,370,528
3.5% 3/15/22	294,000	302,940
8.25% 3/1/38	371,000	614,712
HSBC Holdings PLC:
2.633% 11/7/25 (b)	9,800,000	10,368,402
2.848% 6/4/31 (b)	1,800,000	1,860,451
3.803% 3/11/25 (b)	9,504,000	10,318,197
3.9% 5/25/26	1,961,000	2,193,496
4.25% 8/18/25	998,000	1,112,689
4.292% 9/12/26 (b)	13,003,000	14,570,446
4.375% 11/23/26	5,116,000	5,790,525
5.25% 3/14/44	654,000	845,735
6.5% 5/2/36	807,000	1,116,103
6.5% 9/15/37	2,564,000	3,593,773
6.8% 6/1/38	2,600,000	3,779,758
HSBC U.S.A., Inc. 3.5% 6/23/24	1,247,000	1,353,674
Huntington Bancshares, Inc. 2.3% 1/14/22	1,465,000	1,487,977
Japan Bank International Cooperation:
1.25% 1/21/31	2,476,000	2,393,244
1.875% 7/21/26	540,000	562,790
2.125% 2/10/25	284,000	300,099
2.25% 11/4/26	744,000	790,250
2.375% 11/16/22	2,048,000	2,120,438
2.375% 4/20/26	470,000	501,662
2.5% 5/23/24	25,000,000	26,567,686
2.75% 1/21/26	450,000	487,583
2.875% 6/1/27	1,354,000	1,487,823
3.125% 7/20/21	562,000	568,164
3.25% 7/20/28	1,604,000	1,811,537
3.5% 10/31/28	1,000,000	1,149,798
JPMorgan Chase & Co.:
1.953% 2/4/32 (b)	10,000,000	9,755,615
2.739% 10/15/30 (b)	2,600,000	2,734,768
2.776% 4/25/23 (b)	891,000	915,088
2.95% 10/1/26	4,497,000	4,892,481
2.956% 5/13/31 (b)	5,000,000	5,224,249
3.109% 4/22/51 (b)	1,600,000	1,631,476
3.22% 3/1/25 (b)	8,329,000	8,939,109
3.25% 9/23/22	713,000	746,071
3.3% 4/1/26	1,604,000	1,762,617
3.375% 5/1/23	339,000	360,217
3.509% 1/23/29 (b)	11,000,000	12,155,956
3.54% 5/1/28 (b)	3,030,000	3,360,498
3.559% 4/23/24 (b)	1,782,000	1,897,960
3.797% 7/23/24 (b)	2,468,000	2,660,297
3.875% 9/10/24	5,833,000	6,432,643
3.882% 7/24/38 (b)	2,572,000	2,952,255
3.9% 7/15/25	3,850,000	4,288,068
3.964% 11/15/48 (b)	1,676,000	1,945,890
4.005% 4/23/29 (b)	1,686,000	1,923,819
4.125% 12/15/26	1,047,000	1,200,026
4.203% 7/23/29 (b)	14,141,000	16,367,093
4.35% 8/15/21	356,000	362,629
4.452% 12/5/29 (b)	3,500,000	4,119,709
4.5% 1/24/22	2,317,000	2,405,277
4.625% 5/10/21	267,000	269,254
4.85% 2/1/44	2,000,000	2,630,590
4.95% 6/1/45	707,000	929,128
5.5% 10/15/40	1,016,000	1,400,113
5.6% 7/15/41	267,000	374,947
5.625% 8/16/43	891,000	1,258,873
KeyBank NA 3.4% 5/20/26	711,000	786,053
Korea Development Bank:
0.4% 6/19/24	2,500,000	2,477,970
1.625% 1/19/31	2,750,000	2,684,613
Lloyds Banking Group PLC:
3.1% 7/6/21	1,782,000	1,799,595
4.344% 1/9/48	2,674,000	3,078,339
4.375% 3/22/28	4,000,000	4,608,992
4.582% 12/10/25	420,000	475,397
4.65% 3/24/26	1,533,000	1,743,334
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	393,000	396,891
2.801% 7/18/24	1,294,000	1,381,812
2.998% 2/22/22	1,640,000	1,682,746
3.195% 7/18/29	3,113,000	3,385,734
3.455% 3/2/23	1,000,000	1,059,624
3.751% 7/18/39	1,286,000	1,448,863
3.85% 3/1/26	1,173,000	1,317,858
3.961% 3/2/28	3,921,000	4,479,431
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	6,800,000	6,843,704
2.226% 5/25/26 (b)	1,600,000	1,661,116
2.591% 5/25/31 (b)	1,400,000	1,444,554
2.839% 7/16/25 (b)	4,600,000	4,875,302
2.953% 2/28/22	1,533,000	1,572,819
3.549% 3/5/23	2,139,000	2,274,376
National Australia Bank Ltd. 2.5% 5/22/22	1,782,000	1,832,219
Oesterreichische Kontrollbank AG:
0.375% 9/17/25	2,083,000	2,041,211
2.375% 10/1/21	842,000	852,602
2.875% 9/7/21	750,000	760,359
PNC Financial Services Group, Inc.:
2.2% 11/1/24	3,500,000	3,704,960
3.5% 1/23/24	630,000	683,719
3.9% 4/29/24	1,007,000	1,104,880
Rabobank Nederland:
3.75% 7/21/26	3,431,000	3,813,986
3.95% 11/9/22	754,000	796,350
4.375% 8/4/25	853,000	963,807
5.25% 5/24/41	535,000	730,801
Rabobank Nederland New York Branch:
0.375% 1/12/24	11,750,000	11,763,124
2.75% 1/10/23	3,030,000	3,165,670
3.375% 5/21/25	533,000	586,252
Royal Bank of Canada:
2.55% 7/16/24	9,480,000	10,094,666
2.75% 2/1/22	2,317,000	2,370,526
4.65% 1/27/26	2,315,000	2,685,106
Royal Bank of Scotland Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(d)	2,600,000	3,042,280
3.498% 5/15/23 (b)	1,824,000	1,887,667
3.754% 11/1/29 (b)	7,840,000	8,333,092
3.875% 9/12/23	540,000	582,806
4.445% 5/8/30 (b)	252,000	289,443
4.519% 6/25/24 (b)	5,000,000	5,429,480
4.8% 4/5/26	1,176,000	1,353,958
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	1,947,000	2,039,110
Sumitomo Mitsui Banking Corp. 3.4% 7/11/24	814,000	885,945
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	2,000,000	2,031,247
2.142% 9/23/30	5,967,000	5,827,033
2.348% 1/15/25	2,000,000	2,092,697
2.442% 10/19/21	2,674,000	2,710,827
2.696% 7/16/24	3,600,000	3,832,275
2.75% 1/15/30	2,000,000	2,103,801
2.778% 10/18/22	1,346,000	1,397,852
2.784% 7/12/22	1,870,000	1,932,410
2.846% 1/11/22	1,889,000	1,930,364
3.102% 1/17/23	2,655,000	2,789,948
3.936% 10/16/23	2,794,000	3,044,751
Synchrony Bank 3% 6/15/22	1,247,000	1,284,028
The Toronto-Dominion Bank:
2.65% 6/12/24	9,030,000	9,635,048
3.25% 3/11/24	6,720,000	7,256,301
3.5% 7/19/23	1,782,000	1,917,525
U.S. Bancorp:
1.375% 7/22/30	8,100,000	7,747,506
2.625% 1/24/22	2,473,000	2,521,950
3.1% 4/27/26	1,604,000	1,751,085
4.125% 5/24/21	535,000	537,970
Wells Fargo & Co.:
2.1% 7/26/21	1,782,000	1,795,624
2.406% 10/30/25 (b)	11,000,000	11,594,226
3% 10/23/26	3,624,000	3,932,075
3.068% 4/30/41 (b)	7,000,000	7,184,508
3.3% 9/9/24	4,985,000	5,429,268
3.45% 2/13/23	655,000	693,988
3.55% 9/29/25	756,000	834,481
3.75% 1/24/24	5,040,000	5,477,450
3.9% 5/1/45	849,000	982,809
4.1% 6/3/26	575,000	652,291
4.15% 1/24/29	665,000	766,634
4.4% 6/14/46	1,272,000	1,493,544
4.48% 1/16/24	681,000	754,577
4.75% 12/7/46	3,496,000	4,300,898
4.9% 11/17/45	742,000	919,590
5.013% 4/4/51 (b)	3,840,000	5,135,243
5.375% 11/2/43	2,630,000	3,392,520
5.606% 1/15/44	3,536,000	4,702,544
Westpac Banking Corp.:
2% 8/19/21	1,529,000	1,541,589
2.5% 6/28/22	4,533,000	4,667,105
2.85% 5/13/26	846,000	917,788
3.3% 2/26/24	2,674,000	2,891,068
4.11% 7/24/34 (b)	1,590,000	1,752,464
4.421% 7/24/39	1,910,000	2,265,926
Zions Bancorp NA 4.5% 6/13/23	36,000	38,912
		702,713,226
Capital Markets - 1.2%
Affiliated Managers Group, Inc. 3.5% 8/1/25	846,000	924,322
Ares Capital Corp. 2.15% 7/15/26	4,800,000	4,740,958
Bank of New York Mellon Corp.:
2.6% 2/7/22	1,782,000	1,818,250
2.8% 5/4/26	1,004,000	1,084,690
2.95% 1/29/23	2,674,000	2,802,421
BlackRock, Inc.:
3.5% 3/18/24	517,000	566,038
4.25% 5/24/21	1,158,000	1,169,017
Credit Suisse AG:
3% 10/29/21	427,000	434,540
3.625% 9/9/24	7,519,000	8,267,321
Credit Suisse Group AG:
3.8% 6/9/23	3,565,000	3,822,630
4.55% 4/17/26	1,515,000	1,746,350
4.875% 5/15/45	3,199,000	4,109,325
Deutsche Bank AG:
4.1% 1/13/26	4,800,000	5,263,976
4.5% 4/1/25	427,000	455,190
Deutsche Bank AG New York Branch:
3.3% 11/16/22	1,640,000	1,709,974
3.7% 5/30/24	1,746,000	1,878,611
3.95% 2/27/23	5,622,000	5,961,210
4.1% 1/13/26	3,886,000	4,251,035
Eaton Vance Corp. 3.625% 6/15/23	504,000	538,941
Franklin Resources, Inc. 2.85% 3/30/25	677,000	726,750
GE Capital Funding LLC:
3.45% 5/15/25 (a)	3,370,000	3,661,000
4.4% 5/15/30 (a)	3,000,000	3,443,009
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	9,000,000	8,924,320
3% 4/26/22	2,980,000	2,991,651
3.2% 2/23/23	4,129,000	4,342,123
3.5% 1/23/25	891,000	968,517
3.625% 1/22/23	1,604,000	1,700,475
3.625% 2/20/24	1,872,000	2,029,207
3.691% 6/5/28 (b)	7,900,000	8,874,536
3.75% 2/25/26	1,038,000	1,156,848
3.8% 3/15/30	1,644,000	1,866,508
3.85% 7/8/24	677,000	741,592
3.85% 1/26/27	5,390,000	6,018,682
4.25% 10/21/25	891,000	1,004,928
4.75% 10/21/45	2,813,000	3,636,854
5.15% 5/22/45	4,190,000	5,518,735
5.25% 7/27/21	802,000	818,191
5.75% 1/24/22	766,000	803,267
5.95% 1/15/27	2,674,000	3,302,233
6.75% 10/1/37	5,170,000	7,542,408
Intercontinental Exchange, Inc.:
1.85% 9/15/32	4,020,000	3,795,680
2.65% 9/15/40	4,020,000	3,841,861
3% 6/15/50	2,892,000	2,763,473
3.75% 12/1/25	1,025,000	1,137,448
3.75% 9/21/28	1,663,000	1,859,951
4% 10/15/23	668,000	727,689
Moody's Corp. 4.875% 12/17/48	2,500,000	3,209,430
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(d)	5,218,000	6,395,715
1.794% 2/13/32 (b)	5,470,000	5,248,998
2.188% 4/28/26 (b)	2,320,000	2,415,816
2.625% 11/17/21	3,098,000	3,149,549
2.75% 5/19/22	2,139,000	2,202,169
3.125% 1/23/23	10,908,000	11,463,948
3.125% 7/27/26	998,000	1,090,949
3.591% 7/22/28 (b)	1,515,000	1,693,025
3.7% 10/23/24	1,069,000	1,179,859
3.75% 2/25/23	1,207,000	1,285,683
3.772% 1/24/29 (b)	4,500,000	5,050,906
3.875% 4/29/24	2,616,000	2,877,445
3.875% 1/27/26	935,000	1,052,608
3.95% 4/23/27	3,938,000	4,448,366
3.971% 7/22/38 (b)	1,114,000	1,300,396
4.3% 1/27/45	356,000	436,866
4.375% 1/22/47	1,978,000	2,458,221
5.5% 7/28/21	606,000	618,695
5.597% 3/24/51 (b)	1,100,000	1,593,858
6.375% 7/24/42	602,000	913,313
7.25% 4/1/32	178,000	261,426
Nomura Holdings, Inc. 3.103% 1/16/30	4,359,000	4,574,588
Northern Trust Corp. 1.95% 5/1/30	3,750,000	3,769,171
State Street Corp. 2.65% 5/19/26	1,346,000	1,459,087
		205,892,822
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,567,000	1,632,091
3.5% 5/26/22	1,685,000	1,735,159
3.65% 7/21/27	802,000	852,830
3.875% 1/23/28	2,798,000	3,013,688
4.45% 10/1/25	1,756,000	1,920,408
4.5% 9/15/23	3,634,000	3,924,009
4.625% 7/1/22	1,685,000	1,764,279
4.875% 1/16/24	3,624,000	3,955,323
Ally Financial, Inc.:
3.05% 6/5/23	7,050,000	7,413,135
5.125% 9/30/24	5,600,000	6,389,934
8% 11/1/31	1,762,000	2,499,353
American Express Co.:
2.5% 8/1/22	2,239,000	2,304,732
2.5% 7/30/24	11,755,000	12,468,012
4.05% 12/3/42	1,243,000	1,469,785
Capital One Financial Corp.:
3.2% 1/30/23	2,481,000	2,606,135
3.3% 10/30/24	3,800,000	4,125,546
3.75% 7/28/26	1,737,000	1,914,246
3.75% 3/9/27	4,135,000	4,643,759
3.8% 1/31/28	2,317,000	2,604,213
4.25% 4/30/25	5,000,000	5,603,481
4.75% 7/15/21	713,000	724,675
Discover Financial Services:
4.5% 1/30/26	3,354,000	3,818,508
5.2% 4/27/22	178,000	187,633
Ford Motor Credit Co. LLC:
3.219% 1/9/22	498,000	503,603
3.336% 3/18/21	604,000	604,362
4.25% 9/20/22	256,000	263,680
4.375% 8/6/23	569,000	595,254
5.875% 8/2/21	2,027,000	2,061,864
GE Capital International Funding Co.:
3.373% 11/15/25	7,076,000	7,720,394
4.418% 11/15/35	6,615,000	7,554,585
John Deere Capital Corp.:
2.65% 6/24/24	1,864,000	1,990,297
2.65% 6/10/26	891,000	961,624
2.7% 1/6/23	1,782,000	1,862,014
2.8% 1/27/23	891,000	933,625
2.8% 3/6/23	579,000	608,659
2.8% 9/8/27	1,247,000	1,355,362
3.45% 3/7/29	6,079,000	6,855,176
Synchrony Financial:
3.7% 8/4/26	842,000	918,339
4.375% 3/19/24	2,006,000	2,201,733
5.15% 3/19/29	5,225,000	6,203,793
Toyota Motor Credit Corp.:
0.5% 8/14/23	4,350,000	4,363,645
1.15% 8/13/27	7,300,000	7,180,526
1.9% 4/8/21	356,000	356,594
2.6% 1/11/22	1,425,000	1,452,782
2.7% 1/11/23	1,782,000	1,859,720
2.75% 5/17/21	464,000	466,450
3% 4/1/25	5,350,000	5,773,951
3.35% 1/8/24	504,000	545,830
		142,764,796
Diversified Financial Services - 0.7%
AB Svensk Exportkredit:
0.25% 9/29/23	3,316,000	3,303,195
0.75% 4/6/23	4,000,000	4,038,457
1.75% 12/12/23	10,000,000	10,374,725
2.375% 3/9/22	998,000	1,019,585
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	1,800,000	1,750,399
2.85% 10/15/50	3,200,000	3,110,614
4.2% 8/15/48	2,116,000	2,548,577
4.25% 1/15/49	1,528,000	1,852,335
5.75% 1/15/40	891,000	1,285,104
Berkshire Hathaway, Inc.:
3.125% 3/15/26	2,050,000	2,251,608
4.5% 2/11/43	356,000	450,953
BP Capital Markets America, Inc.:
3% 2/24/50	3,340,000	3,104,332
3.017% 1/16/27	1,693,000	1,823,082
3.224% 4/14/24	546,000	586,233
3.245% 5/6/22	1,381,000	1,428,309
3.633% 4/6/30	5,000,000	5,591,419
Brixmor Operating Partnership LP:
3.25% 9/15/23	836,000	885,257
3.9% 3/15/27	1,005,000	1,115,256
4.05% 7/1/30	1,138,000	1,260,247
4.125% 6/15/26	1,346,000	1,512,407
4.125% 5/15/29	1,216,000	1,355,884
DH Europe Finance II SARL:
2.2% 11/15/24	2,000,000	2,107,513
2.6% 11/15/29	1,500,000	1,567,335
3.4% 11/15/49	2,000,000	2,125,584
Export Development Canada:
2.625% 2/21/24	5,020,000	5,358,599
2.75% 3/15/23	3,680,000	3,866,760
General Electric Co. 6.15% 8/7/37	97,000	128,748
KfW:
0% 4/18/36	13,551,000	9,972,903
0.25% 10/19/23	7,000,000	6,983,590
0.375% 7/18/25	3,680,000	3,624,593
1.5% 6/15/21	5,322,000	5,342,348
2% 10/4/22	908,000	934,010
2% 5/2/25	682,000	721,036
2.125% 3/7/22	1,458,000	1,486,527
2.125% 1/17/23	2,139,000	2,215,298
2.375% 12/29/22	3,716,000	3,863,173
2.5% 11/20/24	1,858,000	1,994,352
2.625% 2/28/24	6,735,000	7,180,730
2.875% 4/3/28	2,738,000	3,043,700
3.125% 12/15/21	3,440,000	3,519,304
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	1,515,000	1,580,466
2.5% 11/15/27	1,576,000	1,706,251
Voya Financial, Inc.:
3.65% 6/15/26	2,814,000	3,164,740
5.7% 7/15/43	668,000	884,124
		124,019,662
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	6,000,000	5,705,834
3.35% 5/3/26	4,752,000	5,250,869
4.35% 11/3/45	713,000	897,374
AFLAC, Inc.:
3.6% 4/1/30	4,959,000	5,588,971
4% 10/15/46	673,000	773,865
Allstate Corp.:
1.45% 12/15/30	7,877,000	7,541,818
3.28% 12/15/26	841,000	940,430
4.2% 12/15/46	1,348,000	1,646,322
American International Group, Inc.:
3.75% 7/10/25	3,168,000	3,496,594
3.875% 1/15/35	481,000	549,647
3.9% 4/1/26	672,000	752,999
4.2% 4/1/28	3,307,000	3,812,706
4.375% 6/30/50	2,390,000	2,871,928
4.5% 7/16/44	1,582,000	1,897,231
4.7% 7/10/35	1,034,000	1,274,837
4.75% 4/1/48	923,000	1,146,210
4.875% 6/1/22	1,604,000	1,693,046
5.75% 4/1/48 (b)	2,050,000	2,326,238
Aon PLC:
3.5% 6/14/24	356,000	385,551
4% 11/27/23	535,000	579,653
4.6% 6/14/44	285,000	351,418
4.75% 5/15/45	1,048,000	1,322,273
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	4,000,000	3,929,519
3.967% 11/15/46	445,000	514,653
Brighthouse Financial, Inc. 4.7% 6/22/47	1,693,000	1,788,916
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	1,256,000	1,332,492
3.6% 8/19/49	1,607,000	1,739,404
4.4% 3/15/48	1,731,000	2,117,241
Lincoln National Corp.:
3.625% 12/12/26	1,069,000	1,196,568
4.35% 3/1/48	2,260,000	2,663,748
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	339,000	367,415
3.875% 3/15/24	1,693,000	1,857,007
4.05% 10/15/23	1,207,000	1,308,887
4.2% 3/1/48	868,000	1,053,960
4.35% 1/30/47	499,000	608,753
4.375% 3/15/29	1,373,000	1,616,120
4.9% 3/15/49	1,657,000	2,210,248
MetLife, Inc.:
4.05% 3/1/45	690,000	819,555
4.125% 8/13/42	2,600,000	3,117,535
4.6% 5/13/46	3,208,000	4,115,244
4.721% 12/15/44 (b)	891,000	1,141,097
5.875% 2/6/41	341,000	490,061
Principal Financial Group, Inc. 4.3% 11/15/46	1,425,000	1,684,788
Progressive Corp.:
2.45% 1/15/27	845,000	905,548
4.2% 3/15/48	1,100,000	1,354,017
Prudential Financial, Inc.:
3.878% 3/27/28	1,141,000	1,322,208
3.905% 12/7/47	2,119,000	2,415,382
3.935% 12/7/49	1,910,000	2,185,074
4.35% 2/25/50	2,633,000	3,173,525
4.418% 3/27/48	1,132,000	1,371,832
5.7% 12/14/36	68,000	94,396
The Chubb Corp.:
6% 5/11/37	983,000	1,423,956
6.5% 5/15/38	626,000	966,287
The Travelers Companies, Inc.:
4.3% 8/25/45	261,000	321,254
6.25% 6/15/37	1,488,000	2,160,022
Unum Group 4.5% 3/15/25	4,800,000	5,380,025
Willis Group North America, Inc.:
2.95% 9/15/29	3,000,000	3,186,883
4.5% 9/15/28	3,479,000	4,044,534
		116,783,968

TOTAL FINANCIALS		1,292,174,474

HEALTH CARE - 2.6%
Biotechnology - 0.4%
AbbVie, Inc.:
2.3% 5/14/21	486,000	487,089
2.6% 11/21/24	3,080,000	3,274,776
2.9% 11/6/22	1,016,000	1,058,233
2.95% 11/21/26	2,100,000	2,270,378
3.2% 11/21/29	4,000,000	4,324,456
3.25% 10/1/22	535,000	554,790
3.45% 3/15/22	3,213,000	3,298,153
3.6% 5/14/25	1,604,000	1,759,445
3.8% 3/15/25	1,572,000	1,729,586
4.05% 11/21/39	2,100,000	2,411,730
4.25% 11/14/28	1,478,000	1,718,302
4.25% 11/21/49	3,600,000	4,156,085
4.3% 5/14/36	1,116,000	1,315,967
4.4% 11/6/42	851,000	1,015,206
4.45% 5/14/46	1,247,000	1,468,126
4.55% 3/15/35	1,186,000	1,429,626
4.7% 5/14/45	1,752,000	2,121,851
4.75% 3/15/45	1,128,000	1,371,148
4.875% 11/14/48	1,710,000	2,173,322
Amgen, Inc.:
1.9% 2/21/25	2,000,000	2,073,050
2.6% 8/19/26	1,872,000	1,992,071
3.125% 5/1/25	356,000	384,431
3.15% 2/21/40	890,000	918,913
3.375% 2/21/50	2,500,000	2,567,107
4.4% 5/1/45	1,770,000	2,111,174
4.663% 6/15/51	2,224,000	2,801,307
Gilead Sciences, Inc.:
1.65% 10/1/30	3,200,000	3,076,987
2.8% 10/1/50	3,200,000	2,954,459
3.65% 3/1/26	1,102,000	1,223,800
4.15% 3/1/47	2,217,000	2,530,767
4.75% 3/1/46	2,793,000	3,444,250
		64,016,585
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.75% 11/30/26	1,242,000	1,415,029
4.75% 11/30/36	802,000	1,042,151
4.9% 11/30/46	1,854,000	2,513,401
Becton, Dickinson & Co.:
2.823% 5/20/30	1,900,000	2,004,361
3.363% 6/6/24	1,782,000	1,924,626
3.7% 6/6/27	5,003,000	5,608,838
4.669% 6/6/47	256,000	316,990
4.685% 12/15/44	1,937,000	2,405,676
Boston Scientific Corp.:
3.45% 3/1/24	829,000	892,266
4% 3/1/29	1,925,000	2,190,442
4.7% 3/1/49	3,457,000	4,353,178
Danaher Corp. 4.375% 9/15/45	422,000	511,737
Medtronic Global Holdings SCA 3.35% 4/1/27	2,611,000	2,930,162
Medtronic, Inc. 4.625% 3/15/45	2,304,000	3,021,473
Stryker Corp.:
1.95% 6/15/30	1,650,000	1,632,015
2.9% 6/15/50	1,650,000	1,613,911
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	2,028,000	2,209,790
		36,586,046
Health Care Providers & Services - 1.0%
Aetna, Inc.:
2.8% 6/15/23	2,674,000	2,802,855
4.125% 11/15/42	2,022,000	2,261,659
AHS Hospital Corp. 2.78% 7/1/51	3,500,000	3,361,118
Allina Health System, Inc. 3.887% 4/15/49	1,239,000	1,406,367
Anthem, Inc.:
3.3% 1/15/23	356,000	374,214
3.65% 12/1/27	4,099,000	4,626,524
3.7% 9/15/49	1,140,000	1,233,773
4.375% 12/1/47	6,457,000	7,694,428
4.625% 5/15/42	464,000	574,789
4.65% 1/15/43	356,000	439,374
Banner Health 2.913% 1/1/51	2,700,000	2,626,055
Baptist Healthcare System, Inc. 3.54% 8/15/50	3,000,000	3,153,269
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	1,786,000	1,793,797
Cardinal Health, Inc. 4.368% 6/15/47	2,476,000	2,727,314
Children's Hospital Medical Center 4.268% 5/15/44	592,000	718,438
Children's Hospital of Philadelphia 2.704% 7/1/50	1,964,000	1,887,678
Cigna Corp.:
3% 7/15/23	1,782,000	1,881,442
3.75% 7/15/23	2,215,000	2,383,347
4.125% 11/15/25	1,756,000	1,982,007
4.375% 10/15/28	4,732,000	5,519,863
4.5% 2/25/26	2,078,000	2,389,509
4.8% 8/15/38	4,201,000	5,196,741
4.8% 7/15/46	1,355,000	1,682,095
4.9% 12/15/48	1,518,000	1,918,525
6.125% 11/15/41	535,000	751,621
CommonSpirit Health:
3.91% 10/1/50	3,000,000	3,166,511
4.35% 11/1/42	356,000	406,163
CVS Health Corp.:
2.7% 8/21/40	2,100,000	1,993,823
2.875% 6/1/26	1,336,000	1,438,995
3% 8/15/26	1,016,000	1,102,954
3.25% 8/15/29	4,595,000	4,989,975
3.7% 3/9/23	511,000	543,689
3.75% 4/1/30	3,030,000	3,387,959
3.875% 7/20/25	831,000	924,675
4.1% 3/25/25	735,000	821,575
4.3% 3/25/28	4,260,000	4,903,682
4.875% 7/20/35	553,000	683,615
5.05% 3/25/48	4,884,000	6,168,408
5.125% 7/20/45	2,700,000	3,418,984
5.3% 12/5/43	2,532,000	3,273,896
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	2,400,000	2,728,931
HCA Holdings, Inc.:
4.125% 6/15/29	1,540,000	1,738,366
4.5% 2/15/27	3,000,000	3,429,184
5.25% 6/15/26	1,499,000	1,752,974
5.25% 6/15/49	3,120,000	3,912,672
Humana, Inc.:
3.85% 10/1/24	5,351,000	5,875,194
3.95% 3/15/27	3,293,000	3,741,124
4.95% 10/1/44	445,000	557,140
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	2,292,000	2,544,283
Kaiser Foundation Hospitals:
3.266% 11/1/49	1,900,000	2,030,128
4.15% 5/1/47	1,136,000	1,389,687
4.875% 4/1/42	321,000	427,718
McKesson Corp.:
3.796% 3/15/24	891,000	969,736
4.883% 3/15/44	891,000	1,102,625
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	535,000	680,848
MidMichigan Health 3.409% 6/1/50	833,000	863,171
New York & Presbyterian Hospital:
4.024% 8/1/45	624,000	750,703
4.063% 8/1/56	469,000	580,789
NYU Hospitals Center 4.784% 7/1/44	1,355,000	1,725,205
Orlando Health Obligated Group 3.327% 10/1/50	1,481,000	1,549,640
Partners Healthcare System, Inc. 4.117% 7/1/55	624,000	733,214
Sutter Health 3.361% 8/15/50	3,600,000	3,714,837
Trinity Health Corp. 2.632% 12/1/40	1,000,000	971,885
UnitedHealth Group, Inc.:
1.25% 1/15/26	1,100,000	1,111,533
2% 5/15/30	1,500,000	1,503,769
2.375% 8/15/24	956,000	1,014,875
2.75% 5/15/40	5,332,000	5,354,989
2.875% 12/15/21	459,000	468,030
2.9% 5/15/50	1,100,000	1,079,670
3.375% 4/15/27	963,000	1,076,884
3.5% 6/15/23	1,586,000	1,701,782
3.7% 8/15/49	1,728,000	1,937,092
3.75% 7/15/25	5,080,000	5,671,912
3.75% 10/15/47	1,704,000	1,900,349
3.85% 6/15/28	2,070,000	2,369,228
3.875% 12/15/28	2,671,000	3,077,938
3.875% 8/15/59	1,798,000	2,042,835
4.2% 1/15/47	642,000	762,586
4.25% 6/15/48	370,000	447,249
4.375% 3/15/42	2,103,000	2,551,613
4.75% 7/15/45	297,000	382,557
West Virginia University Health System Obligated Group 3.129% 6/1/50	1,400,000	1,360,070
		178,196,721
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	3,088,000	3,244,356
4.133% 3/25/25	8,780,000	9,824,795
5.3% 2/1/44	1,038,000	1,446,426
		14,515,577
Pharmaceuticals - 0.9%
AstraZeneca PLC:
4.375% 11/16/45	1,344,000	1,636,739
4.375% 8/17/48	2,246,000	2,685,664
6.45% 9/15/37	579,000	859,144
Bayer U.S. Finance II LLC:
2.75% 7/15/21 (a)	1,133,000	1,142,887
2.85% 4/15/25 (a)	682,000	713,227
3.95% 4/15/45 (a)	248,000	259,543
Bristol-Myers Squibb Co.:
2.35% 11/13/40	1,356,000	1,300,266
2.9% 7/26/24	5,410,000	5,831,788
3.2% 6/15/26	2,147,000	2,363,729
3.25% 8/1/42	499,000	533,826
3.4% 7/26/29	5,662,000	6,336,987
3.9% 2/20/28	5,000,000	5,749,507
4.125% 6/15/39	2,103,000	2,533,316
4.25% 10/26/49	3,437,000	4,183,610
4.35% 11/15/47	1,900,000	2,314,500
4.55% 2/20/48	346,000	436,824
5% 8/15/45	735,000	981,588
Eli Lilly & Co. 2.25% 5/15/50	3,800,000	3,339,772
GlaxoSmithKline Capital PLC 3% 6/1/24	4,550,000	4,881,286
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	3,752,000	5,677,167
Johnson & Johnson:
0.55% 9/1/25	1,600,000	1,587,358
1.3% 9/1/30	1,600,000	1,531,193
1.65% 3/1/21	672,000	672,000
2.1% 9/1/40	5,228,000	4,889,314
2.45% 3/1/26	997,000	1,069,540
2.45% 9/1/60	1,600,000	1,463,019
3.4% 1/15/38	1,663,000	1,866,313
3.5% 1/15/48	1,069,000	1,198,140
3.625% 3/3/37	713,000	829,181
4.5% 12/5/43	1,181,000	1,504,532
4.85% 5/15/41	760,000	986,786
Merck & Co., Inc.:
2.4% 9/15/22	356,000	366,271
2.9% 3/7/24	414,000	443,314
3.6% 9/15/42	356,000	407,019
3.7% 2/10/45	1,141,000	1,304,279
3.9% 3/7/39	4,800,000	5,674,439
Mylan NV:
5.2% 4/15/48	2,735,000	3,309,183
5.25% 6/15/46	588,000	713,578
Novartis Capital Corp.:
1.75% 2/14/25	1,000,000	1,034,035
2.4% 5/17/22	2,067,000	2,116,622
2.4% 9/21/22	668,000	689,718
2.75% 8/14/50	2,900,000	2,865,201
3% 11/20/25	1,866,000	2,029,145
3.1% 5/17/27	1,049,000	1,158,191
3.7% 9/21/42	504,000	578,455
4% 11/20/45	934,000	1,119,072
Perrigo Finance PLC:
3.15% 6/15/30	1,691,000	1,737,945
4.375% 3/15/26	441,000	495,915
4.9% 12/15/44	322,000	334,465
Pfizer, Inc.:
2.55% 5/28/40	1,837,000	1,814,926
2.7% 5/28/50	800,000	762,701
2.95% 3/15/24	14,417,000	15,486,942
3% 12/15/26	1,195,000	1,321,693
3.2% 9/15/23	2,268,000	2,425,786
3.45% 3/15/29	1,484,000	1,669,450
3.9% 3/15/39	1,123,000	1,322,283
4% 12/15/36	1,693,000	2,047,228
4.125% 12/15/46	2,472,000	2,985,287
4.2% 9/15/48	1,390,000	1,689,093
4.3% 6/15/43	442,000	537,622
4.4% 5/15/44	747,000	926,933
7.2% 3/15/39	963,000	1,559,888
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	1,685,000	1,779,175
3.2% 9/23/26	6,983,000	7,642,260
Takeda Pharmaceutical Co. Ltd.:
3.025% 7/9/40	3,356,000	3,371,065
3.175% 7/9/50	1,800,000	1,755,085
Utah Acquisition Sub, Inc.:
3.15% 6/15/21	356,000	358,117
3.95% 6/15/26	504,000	562,922
Viatris, Inc.:
2.7% 6/22/30 (a)	1,780,000	1,804,177
4% 6/22/50 (a)	1,780,000	1,848,254
Wyeth LLC 5.95% 4/1/37	1,000,000	1,430,276
Zoetis, Inc.:
3.25% 2/1/23	891,000	932,548
3.95% 9/12/47	356,000	412,753
4.7% 2/1/43	232,000	295,308
		154,477,365

TOTAL HEALTH CARE		447,792,294

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
3% 5/11/21	1,034,000	1,039,511
3.375% 5/15/23	1,693,000	1,801,425
3.75% 5/15/28	1,676,000	1,906,172
4.25% 4/1/40	2,170,000	2,651,933
4.25% 4/1/50	900,000	1,118,442
Lockheed Martin Corp.:
3.55% 1/15/26	6,355,000	7,079,146
4.09% 9/15/52	2,704,000	3,236,703
4.7% 5/15/46	2,189,000	2,798,984
Northrop Grumman Corp.:
3.25% 1/15/28	1,497,000	1,631,250
3.85% 4/15/45	335,000	374,650
4.03% 10/15/47	3,356,000	3,826,942
4.4% 5/1/30	2,958,000	3,496,192
4.75% 6/1/43	713,000	891,799
Raytheon Technologies Corp.:
2.8% 3/15/22	1,515,000	1,550,814
3.15% 12/15/24	1,586,000	1,707,028
3.65% 8/16/23	480,000	513,842
3.75% 11/1/46	686,000	751,058
4.05% 5/4/47	2,548,000	2,941,184
4.125% 11/16/28	5,752,000	6,631,900
4.35% 4/15/47	1,176,000	1,399,696
4.45% 11/16/38	3,300,000	3,972,547
4.5% 6/1/42	1,315,000	1,612,247
4.625% 11/16/48	1,247,000	1,542,754
4.875% 10/15/40	178,000	225,685
5.7% 4/15/40	356,000	488,666
The Boeing Co.:
2.125% 3/1/22	671,000	676,850
2.5% 3/1/25	820,000	842,090
2.7% 2/1/27	2,286,000	2,347,392
2.8% 3/1/23	880,000	912,456
2.95% 2/1/30	1,666,000	1,698,039
3.625% 3/1/48	713,000	676,810
3.65% 3/1/47	492,000	471,826
3.75% 2/1/50	1,950,000	1,901,009
5.15% 5/1/30	4,000,000	4,661,049
5.705% 5/1/40	9,164,000	11,546,302
5.805% 5/1/50	4,000,000	5,159,802
6.875% 3/15/39	588,000	797,239
		86,881,434
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.2% 2/1/25	681,000	738,796
3.8% 5/15/25	4,260,000	4,709,010
3.9% 2/1/35	1,052,000	1,187,905
4.25% 5/15/30	1,866,000	2,172,925
4.4% 1/15/47	1,425,000	1,621,648
4.55% 4/1/46	267,000	312,380
4.95% 10/17/48	1,711,000	2,121,985
5.25% 5/15/50	2,143,000	2,759,990
United Parcel Service, Inc.:
2.4% 11/15/26	1,336,000	1,444,880
3.4% 11/15/46	473,000	511,654
3.75% 11/15/47	1,102,000	1,241,852
4.45% 4/1/30	4,690,000	5,653,661
5.3% 4/1/50	2,145,000	2,969,614
6.2% 1/15/38	445,000	646,480
		28,092,780
Airlines - 0.0%
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	225,051	221,122
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	1,125,205	1,124,896
Continental Airlines, Inc. 4% 4/29/26	544,322	560,409
Southwest Airlines Co. 5.25% 5/4/25	5,400,000	6,186,046
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	97,802	99,565
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	1,373,811	1,415,679
		9,607,717
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	2,700,000	2,816,842
2.493% 2/15/27	2,000,000	2,099,161
2.722% 2/15/30	3,000,000	3,098,677
3.377% 4/5/40	2,702,000	2,803,307
3.577% 4/5/50	2,550,000	2,624,059
Masco Corp.:
2% 2/15/31 (c)	2,500,000	2,448,007
3.125% 2/15/51 (c)	1,200,000	1,186,292
		17,076,345
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 1.375% 6/8/21	1,676,000	1,680,874
Republic Services, Inc.:
1.45% 2/15/31	4,400,000	4,136,821
1.75% 2/15/32	2,300,000	2,203,189
2.9% 7/1/26	752,000	811,200
3.2% 3/15/25	2,009,000	2,171,814
3.95% 5/15/28	1,872,000	2,140,328
Waste Management, Inc.:
2.4% 5/15/23	945,000	982,796
2.5% 11/15/50	3,780,000	3,397,016
2.9% 9/15/22	1,190,000	1,229,203
4.15% 7/15/49	462,000	551,331
		19,304,572
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	1,020,000	1,060,476
4% 11/2/32	339,000	398,064
4.15% 11/2/42	339,000	402,570
		1,861,110
Industrial Conglomerates - 0.4%
3M Co.:
2% 6/26/22	713,000	729,367
2% 2/14/25	4,092,000	4,279,017
2.375% 8/26/29	2,000,000	2,089,685
2.875% 10/15/27	2,212,000	2,425,092
3.05% 4/15/30	8,000,000	8,758,603
3.125% 9/19/46	492,000	510,704
3.25% 8/26/49	1,508,000	1,602,936
General Electric Co.:
3.45% 5/1/27	4,180,000	4,590,888
3.625% 5/1/30	1,000,000	1,091,162
4.35% 5/1/50	2,400,000	2,669,115
4.5% 3/11/44	5,413,000	6,199,196
5.875% 1/14/38	797,000	1,046,259
6.75% 3/15/32	863,000	1,166,215
6.875% 1/10/39	204,000	291,088
Honeywell International, Inc.:
1.35% 6/1/25	1,800,000	1,839,394
1.95% 6/1/30	7,000,000	7,083,672
2.5% 11/1/26	1,276,000	1,375,360
2.8% 6/1/50	1,800,000	1,797,497
3.812% 11/21/47	249,000	291,275
Roper Technologies, Inc.:
0.45% 8/15/22	1,200,000	1,201,892
1% 9/15/25	1,810,000	1,798,318
1.4% 9/15/27	8,144,000	8,058,690
1.75% 2/15/31	1,860,000	1,781,981
2% 6/30/30	3,360,000	3,307,012
2.8% 12/15/21	1,178,000	1,198,215
3.8% 12/15/26	1,515,000	1,714,802
		68,897,435
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	3,800,000	3,805,476
1.1% 9/14/27	3,800,000	3,734,885
1.7% 8/9/21	1,674,000	1,684,974
2.4% 6/6/22	1,782,000	1,831,403
2.4% 8/9/26	508,000	538,721
2.85% 6/1/22	713,000	735,855
3.45% 5/15/23	2,496,000	2,666,365
Caterpillar, Inc.:
2.6% 6/26/22	1,069,000	1,094,756
3.25% 9/19/49	4,273,000	4,568,317
3.803% 8/15/42	445,000	518,447
5.3% 9/15/35	1,247,000	1,674,644
Deere & Co.:
2.875% 9/7/49	2,470,000	2,477,038
5.375% 10/16/29	178,000	227,829
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	2,557,000	2,905,002
4.65% 11/1/44	1,069,000	1,313,907
Otis Worldwide Corp.:
2.565% 2/15/30	3,000,000	3,088,463
3.362% 2/15/50	2,000,000	2,080,138
Parker Hannifin Corp.:
2.7% 6/14/24	9,300,000	9,917,939
3.25% 3/1/27	1,007,000	1,115,278
4.1% 3/1/47	1,009,000	1,186,089
		47,165,526
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	1,247,000	1,365,573
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 3/15/23	499,000	522,378
3.05% 3/15/22	1,782,000	1,820,228
3.25% 6/15/27	1,336,000	1,476,812
3.9% 8/1/46	827,000	956,664
4.05% 6/15/48	3,755,000	4,479,518
4.125% 6/15/47	508,000	602,963
4.15% 4/1/45	303,000	359,940
4.375% 9/1/42	802,000	978,091
4.55% 9/1/44	535,000	670,397
4.7% 9/1/45	418,000	531,674
4.9% 4/1/44	713,000	931,975
5.15% 9/1/43	2,203,000	2,953,516
Canadian National Railway Co.:
2.45% 5/1/50	2,900,000	2,649,941
2.85% 12/15/21	891,000	903,223
3.2% 8/2/46	588,000	621,958
3.65% 2/3/48	1,127,000	1,285,069
CSX Corp.:
2.5% 5/15/51	885,000	785,246
3.25% 6/1/27	891,000	984,086
3.4% 8/1/24	825,000	899,644
3.8% 11/1/46	1,019,000	1,132,074
3.95% 5/1/50	637,000	729,097
4.1% 3/15/44	1,207,000	1,383,470
4.3% 3/1/48	1,600,000	1,894,734
4.5% 3/15/49	1,729,000	2,125,345
4.75% 11/15/48	1,032,000	1,307,893
Norfolk Southern Corp.:
3% 4/1/22	1,336,000	1,366,290
3.25% 12/1/21	891,000	903,614
3.65% 8/1/25	2,139,000	2,357,088
3.8% 8/1/28	1,740,000	1,978,096
3.95% 10/1/42	339,000	390,733
4.05% 8/15/52	214,000	247,172
4.15% 2/28/48	4,436,000	5,174,843
4.65% 1/15/46	582,000	729,172
Union Pacific Corp.:
2.15% 2/5/27	1,800,000	1,888,066
2.75% 3/1/26	1,187,000	1,272,584
3% 4/15/27	891,000	969,585
3.25% 2/5/50	2,700,000	2,787,922
3.35% 8/15/46	841,000	870,263
3.6% 9/15/37	588,000	649,665
3.7% 3/1/29	4,641,000	5,233,291
3.799% 10/1/51	499,000	559,160
3.839% 3/20/60	2,844,000	3,167,026
4.3% 3/1/49	2,083,000	2,488,035
		66,018,541
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 7/1/22	1,679,000	1,720,098
2.75% 1/15/23	1,782,000	1,842,988
3.375% 6/1/21	2,500,000	2,517,640
3.625% 12/1/27	4,145,000	4,429,548
3.75% 2/1/22	681,000	697,105
3.75% 6/1/26	507,000	549,046
3.875% 7/3/23	5,600,000	5,973,397
4.25% 2/1/24	2,345,000	2,557,880
		20,287,702

TOTAL INDUSTRIALS		366,558,735

INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
1.85% 9/20/21	1,800,000	1,813,173
2.2% 9/20/23	1,339,000	1,401,869
2.5% 9/20/26	891,000	954,944
3.5% 6/15/25	761,000	846,396
5.9% 2/15/39	2,213,000	3,230,523
		8,246,905
Electronic Equipment & Components - 0.1%
Corning, Inc.:
4.75% 3/15/42	891,000	1,079,724
5.35% 11/15/48	1,000,000	1,325,221
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4% 7/15/24 (a)	2,050,000	2,241,981
4.9% 10/1/26 (a)	1,685,000	1,947,828
5.3% 10/1/29 (a)	6,046,000	7,185,431
6.02% 6/15/26 (a)	2,877,000	3,448,558
8.1% 7/15/36 (a)	3,200,000	4,754,427
8.35% 7/15/46 (a)	1,049,000	1,604,980
Tyco Electronics Group SA:
3.45% 8/1/24	651,000	706,510
7.125% 10/1/37	441,000	635,188
		24,929,848
IT Services - 0.6%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	5,023,000	4,999,892
2.25% 3/1/31	4,000,000	3,975,814
Fiserv, Inc.:
2.75% 7/1/24	4,410,000	4,689,271
3.5% 7/1/29	2,099,000	2,313,216
4.4% 7/1/49	2,682,000	3,199,610
Global Payments, Inc. 1.2% 3/1/26	7,100,000	7,045,373
IBM Corp.:
1.95% 5/15/30	2,400,000	2,377,607
2.5% 1/27/22	1,390,000	1,418,398
2.95% 5/15/50	2,400,000	2,310,844
3% 5/15/24	2,333,000	2,509,242
3.5% 5/15/29	3,111,000	3,435,586
3.625% 2/12/24	1,782,000	1,949,768
4.15% 5/15/39	353,000	415,612
4.25% 5/15/49	4,581,000	5,421,232
4.7% 2/19/46	882,000	1,130,930
IBM Credit LLC 2.2% 9/8/22	1,604,000	1,649,939
MasterCard, Inc.:
2.95% 6/1/29	2,430,000	2,647,200
3.8% 11/21/46	677,000	784,378
3.85% 3/26/50	4,600,000	5,398,869
PayPal Holdings, Inc.:
1.65% 6/1/25	2,500,000	2,566,799
2.3% 6/1/30	2,800,000	2,871,158
2.85% 10/1/29	3,160,000	3,381,581
The Western Union Co. 2.85% 1/10/25	2,130,000	2,256,667
Visa, Inc.:
1.9% 4/15/27	5,100,000	5,283,688
2.05% 4/15/30	13,400,000	13,685,682
2.75% 9/15/27	2,125,000	2,311,508
3.15% 12/14/25	1,606,000	1,764,488
4.3% 12/14/45	2,719,000	3,407,780
		95,202,132
Semiconductors & Semiconductor Equipment - 0.5%
Applied Materials, Inc. 4.35% 4/1/47	2,303,000	2,896,112
Broadcom Corp./Broadcom Cayman LP:
3.125% 1/15/25	2,500,000	2,675,955
3.5% 1/15/28	1,247,000	1,339,332
3.875% 1/15/27	6,444,000	7,065,055
Broadcom, Inc.:
2.45% 2/15/31 (a)	3,200,000	3,107,664
3.459% 9/15/26	2,250,000	2,439,867
3.75% 2/15/51 (a)	3,200,000	3,155,343
4.3% 11/15/32	1,700,000	1,910,571
4.75% 4/15/29	3,167,000	3,629,484
5% 4/15/30	3,550,000	4,126,340
Intel Corp.:
2.35% 5/11/22	3,030,000	3,099,319
2.45% 11/15/29	2,000,000	2,099,420
3.25% 11/15/49	2,050,000	2,119,484
3.3% 10/1/21	2,674,000	2,720,624
3.734% 12/8/47	583,000	653,376
3.9% 3/25/30	7,800,000	9,058,190
4.1% 5/19/46	1,247,000	1,467,667
4.1% 5/11/47	428,000	509,403
4.6% 3/25/40	1,869,000	2,352,108
4.75% 3/25/50	3,291,000	4,276,789
Lam Research Corp. 2.875% 6/15/50	2,800,000	2,744,428
NVIDIA Corp.:
2.85% 4/1/30	7,488,000	8,054,189
3.5% 4/1/50	2,300,000	2,495,688
Qualcomm, Inc.:
2.6% 1/30/23	1,336,000	1,392,211
3.25% 5/20/27	4,020,000	4,454,724
4.3% 5/20/47	1,800,000	2,206,203
Texas Instruments, Inc. 4.15% 5/15/48	713,000	871,933
		82,921,479
Software - 0.6%
Microsoft Corp.:
1.55% 8/8/21	3,593,000	3,611,659
2.4% 2/6/22	4,990,000	5,081,830
2.525% 6/1/50	5,390,000	5,064,783
2.675% 6/1/60	155,000	145,192
2.7% 2/12/25	3,061,000	3,275,587
2.875% 2/6/24	10,280,000	10,999,478
3.45% 8/8/36	1,087,000	1,261,638
3.625% 12/15/23	4,661,000	5,054,336
3.7% 8/8/46	12,468,000	14,713,246
3.95% 8/8/56	736,000	914,512
4.1% 2/6/37	2,641,000	3,268,654
Oracle Corp.:
1.9% 9/15/21	1,497,000	1,508,107
2.5% 5/15/22	1,711,000	1,750,497
2.5% 4/1/25	9,270,000	9,825,849
2.625% 2/15/23	1,782,000	1,859,747
2.65% 7/15/26	1,604,000	1,717,439
2.95% 11/15/24	8,000,000	8,633,245
2.95% 5/15/25	891,000	958,403
3.25% 11/15/27	3,047,000	3,365,858
3.4% 7/8/24	842,000	914,250
3.6% 4/1/50	500,000	523,905
3.85% 7/15/36	1,805,000	2,063,496
3.85% 4/1/60	3,600,000	3,889,695
4% 7/15/46	1,746,000	1,958,714
4% 11/15/47	4,491,000	4,985,521
4.125% 5/15/45	535,000	609,213
4.3% 7/8/34	691,000	824,387
4.375% 5/15/55	2,781,000	3,295,251
5.375% 7/15/40	2,898,000	3,852,287
		105,926,779
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.7% 2/8/26	5,500,000	5,433,957
2.1% 9/12/22	1,515,000	1,554,073
2.15% 2/9/22	891,000	907,240
2.2% 9/11/29	8,200,000	8,457,522
2.3% 5/11/22	1,425,000	1,458,037
2.375% 2/8/41	5,500,000	5,194,360
2.4% 1/13/23	5,347,000	5,552,193
2.45% 8/4/26	3,672,000	3,910,432
2.55% 8/20/60	3,400,000	3,006,610
2.65% 5/11/50	2,594,000	2,439,041
2.7% 5/13/22	1,186,000	1,220,616
2.9% 9/12/27	2,504,000	2,729,920
2.95% 9/11/49	2,630,000	2,608,438
3% 11/13/27	1,782,000	1,960,205
3.2% 5/13/25	1,870,000	2,046,454
3.2% 5/11/27	8,593,000	9,504,411
3.75% 11/13/47	1,243,000	1,413,198
3.85% 5/4/43	2,317,000	2,704,130
4.25% 2/9/47	445,000	544,230
4.375% 5/13/45	836,000	1,038,065
4.5% 2/23/36	1,651,000	2,085,862
4.65% 2/23/46	1,007,000	1,291,261
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,737,000	2,002,292
6.2% 10/15/35 (b)	776,000	1,012,459
6.35% 10/15/45 (b)	669,000	878,907
HP, Inc. 6% 9/15/41	1,367,000	1,764,754
		72,718,667

TOTAL INFORMATION TECHNOLOGY		389,945,810

MATERIALS - 0.7%
Chemicals - 0.6%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	1,500,000	1,533,726
2.05% 5/15/30	1,100,000	1,118,327
2.7% 5/15/40	1,561,000	1,565,558
2.8% 5/15/50	1,000,000	977,290
DuPont de Nemours, Inc.:
4.205% 11/15/23	2,531,000	2,774,245
4.725% 11/15/28	3,056,000	3,634,686
5.319% 11/15/38	2,000,000	2,584,481
Eastman Chemical Co.:
4.5% 12/1/28	2,700,000	3,190,537
4.65% 10/15/44	535,000	647,197
Ecolab, Inc.:
1.3% 1/30/31	5,700,000	5,366,475
2.7% 11/1/26	1,176,000	1,270,528
3.95% 12/1/47	593,000	691,244
4.8% 3/24/30	1,745,000	2,136,940
5.5% 12/8/41	73,000	98,593
LYB International Finance BV:
4% 7/15/23	1,003,000	1,084,411
4.875% 3/15/44	1,043,000	1,249,315
LYB International Finance II BV 3.5% 3/2/27	4,361,000	4,795,179
LYB International Finance III LLC:
3.375% 10/1/40	2,000,000	2,038,896
3.625% 4/1/51	2,000,000	2,024,517
4.2% 10/15/49	1,500,000	1,655,422
LyondellBasell Industries NV 4.625% 2/26/55	667,000	773,158
Nutrien Ltd.:
4% 12/15/26	2,032,000	2,310,500
4.2% 4/1/29	921,000	1,069,506
5% 4/1/49	1,605,000	2,079,225
5.25% 1/15/45	624,000	813,824
5.625% 12/1/40	321,000	426,694
Praxair, Inc.:
2.2% 8/15/22	356,000	364,289
2.45% 2/15/22	829,000	841,756
3.2% 1/30/26	1,130,000	1,245,024
3.55% 11/7/42	356,000	401,261
Sherwin-Williams Co.:
2.75% 6/1/22	42,000	43,134
3.45% 6/1/27	9,313,000	10,260,164
4.5% 6/1/47	1,520,000	1,838,272
The Dow Chemical Co.:
2.1% 11/15/30	4,695,000	4,633,078
3.15% 5/15/24	1,260,000	1,349,287
3.6% 11/15/50	2,883,000	2,975,593
3.625% 5/15/26	1,767,000	1,962,958
4.375% 11/15/42	869,000	1,017,090
4.8% 11/30/28	1,524,000	1,822,491
4.8% 5/15/49	1,277,000	1,595,472
9.4% 5/15/39	535,000	929,813
The Mosaic Co.:
4.05% 11/15/27	1,027,000	1,163,613
4.25% 11/15/23	1,941,000	2,111,696
5.625% 11/15/43	668,000	861,843
Westlake Chemical Corp.:
3.6% 8/15/26	10,080,000	11,065,891
5% 8/15/46	356,000	432,827
		94,826,026
Containers & Packaging - 0.0%
International Paper Co.:
3.8% 1/15/26	513,000	573,704
4.4% 8/15/47	854,000	1,032,021
5.15% 5/15/46	2,281,000	2,992,251
		4,597,976
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	802,000	1,042,257
Barrick North America Finance LLC 5.7% 5/30/41	2,354,000	3,219,532
BHP Billiton Financial (U.S.A.) Ltd.:
2.875% 2/24/22	1,027,000	1,053,320
5% 9/30/43	535,000	727,071
Newmont Corp. 5.45% 6/9/44	1,141,000	1,531,117
Nucor Corp.:
2.979% 12/15/55 (a)	713,000	681,115
4% 8/1/23	535,000	575,960
Rio Tinto Finance (U.S.A.) Ltd.:
3.75% 6/15/25	3,797,000	4,215,772
5.2% 11/2/40	1,517,000	2,056,037
7.125% 7/15/28	356,000	491,474
Southern Copper Corp.:
3.875% 4/23/25	654,000	719,196
5.25% 11/8/42	1,029,000	1,275,317
Vale SA 5.625% 9/11/42	1,176,000	1,461,239
		19,049,407

TOTAL MATERIALS		118,473,409

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	2,000,000	1,948,504
3% 5/18/51	2,250,000	2,150,370
4.85% 4/15/49	2,300,000	2,934,953
American Tower Corp.:
1.3% 9/15/25	1,400,000	1,407,503
2.1% 6/15/30	1,500,000	1,470,987
3.1% 6/15/50	1,500,000	1,419,497
3.55% 7/15/27	1,524,000	1,680,412
3.6% 1/15/28	511,000	564,708
3.8% 8/15/29	5,241,000	5,850,021
AvalonBay Communities, Inc. 3.45% 6/1/25	6,000,000	6,567,743
Boston Properties, Inc.:
2.75% 10/1/26	1,247,000	1,335,313
2.9% 3/15/30	396,000	412,204
3.125% 9/1/23	339,000	358,413
3.4% 6/21/29	5,000,000	5,406,635
3.8% 2/1/24	2,128,000	2,302,906
Crown Castle International Corp.:
1.35% 7/15/25	2,169,000	2,182,392
2.25% 1/15/31	3,900,000	3,830,945
3.25% 1/15/51	1,180,000	1,130,527
3.65% 9/1/27	3,123,000	3,469,177
3.8% 2/15/28	3,000,000	3,333,325
Duke Realty LP:
1.75% 2/1/31	4,700,000	4,556,882
3.625% 4/15/23	490,000	517,410
3.75% 12/1/24	1,025,000	1,129,083
ERP Operating LP:
3% 4/15/23	335,000	351,886
3.25% 8/1/27	2,314,000	2,542,744
4.625% 12/15/21	1,016,000	1,039,206
Healthpeak Properties, Inc.:
2.875% 1/15/31	3,150,000	3,300,139
3% 1/15/30	3,700,000	3,929,242
3.4% 2/1/25	1,425,000	1,544,522
Kimco Realty Corp.:
1.9% 3/1/28	3,000,000	2,999,010
3.8% 4/1/27	713,000	796,210
4.125% 12/1/46	1,782,000	1,964,406
4.45% 9/1/47	924,000	1,063,746
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,425,000	1,538,334
4.5% 1/15/25	1,428,000	1,555,800
4.5% 4/1/27	1,693,000	1,876,902
Prologis LP:
1.25% 10/15/30	6,800,000	6,409,645
2.25% 4/15/30	2,159,000	2,209,882
3.25% 10/1/26	831,000	921,551
Simon Property Group LP:
2.625% 6/15/22	1,414,000	1,448,089
3.25% 9/13/49	420,000	403,219
3.3% 1/15/26	5,700,000	6,187,577
3.375% 12/1/27	4,210,000	4,630,284
3.8% 7/15/50	2,369,000	2,475,046
UDR, Inc. 2.1% 6/15/33	3,800,000	3,680,632
Ventas Realty LP:
3.125% 6/15/23	1,126,000	1,183,583
3.25% 10/15/26	624,000	675,186
3.5% 2/1/25	713,000	774,163
3.85% 4/1/27	1,693,000	1,890,171
4% 3/1/28	3,744,000	4,219,129
4.125% 1/15/26	258,000	291,940
4.375% 2/1/45	535,000	577,705
4.875% 4/15/49	1,000,000	1,175,999
Weingarten Realty Investors 3.5% 4/15/23	677,000	711,643
Welltower, Inc.:
3.75% 3/15/23	1,543,000	1,633,122
4% 6/1/25	2,257,000	2,511,853
4.95% 9/1/48	1,782,000	2,195,165
		126,667,641
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 2/15/23	677,000	710,137
CBRE Group, Inc. 4.875% 3/1/26	1,016,000	1,182,840
Digital Realty Trust LP 3.7% 8/15/27	1,425,000	1,602,057
Mack-Cali Realty LP:
3.15% 5/15/23	837,000	845,908
4.5% 4/18/22	751,000	766,262
Tanger Properties LP:
3.75% 12/1/24	1,158,000	1,239,957
3.875% 7/15/27	1,105,000	1,169,997
		7,517,158

TOTAL REAL ESTATE		134,184,799

UTILITIES - 2.1%
Electric Utilities - 1.5%
Alabama Power Co.:
1.45% 9/15/30	3,800,000	3,630,869
3.7% 12/1/47	1,049,000	1,176,038
3.75% 3/1/45	178,000	198,682
4.15% 8/15/44	829,000	971,046
4.3% 7/15/48	1,048,000	1,284,019
5.2% 6/1/41	686,000	890,454
AmerenUE 3.9% 9/15/42	659,000	751,971
American Electric Power Co., Inc.:
2.95% 12/15/22	713,000	740,869
3.25% 3/1/50	2,003,000	1,945,659
4.3% 12/1/28	3,117,000	3,600,247
Appalachian Power Co. 4.45% 6/1/45	1,069,000	1,271,701
Baltimore Gas & Electric Co.:
2.9% 6/15/50	2,000,000	1,930,572
3.35% 7/1/23	508,000	539,030
3.5% 8/15/46	445,000	475,921
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	339,000	376,156
Cincinnati Gas & Electric Co. 4.3% 2/1/49	2,109,000	2,531,631
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,009,000	1,110,206
Commonwealth Edison Co.:
3.1% 11/1/24	1,782,000	1,920,625
3.2% 11/15/49	1,000,000	1,034,114
3.4% 9/1/21	178,000	179,383
3.65% 6/15/46	510,000	566,698
3.7% 3/1/45	553,000	614,502
3.75% 8/15/47	1,096,000	1,237,007
4% 3/1/48	1,217,000	1,414,327
4% 3/1/49	84,000	98,951
DTE Electric Co.:
2.65% 6/15/22	1,425,000	1,458,252
4.05% 5/15/48	1,570,000	1,908,695
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,069,000	1,167,154
3.75% 6/1/45	356,000	395,876
3.875% 3/15/46	696,000	792,577
4% 9/30/42	668,000	774,204
6.05% 4/15/38	111,000	157,756
Duke Energy Corp.:
1.8% 9/1/21	2,755,000	2,772,169
2.45% 6/1/30	1,300,000	1,322,503
2.65% 9/1/26	2,379,000	2,527,711
3.75% 4/15/24	13,569,000	14,747,838
3.75% 9/1/46	1,627,000	1,727,890
3.95% 10/15/23	435,000	470,074
3.95% 8/15/47	1,420,000	1,545,248
4.8% 12/15/45	2,998,000	3,649,391
Duke Energy Florida LLC 3.4% 10/1/46	445,000	470,230
Duke Energy Industries, Inc. 3.25% 10/1/49	3,100,000	3,182,120
Duke Energy Progress LLC:
2.8% 5/15/22	776,000	794,450
4.15% 12/1/44	321,000	379,734
4.375% 3/30/44	356,000	430,713
Edison International 2.95% 3/15/23	1,460,000	1,515,646
Entergy Corp.:
0.9% 9/15/25	3,200,000	3,149,821
2.8% 6/15/30	1,211,000	1,264,557
2.95% 9/1/26	837,000	897,808
3.75% 6/15/50	3,400,000	3,566,332
4% 7/15/22	1,183,000	1,233,168
Entergy Louisiana LLC 4% 3/15/33	677,000	803,334
Entergy, Inc. 4% 3/30/29	1,407,000	1,605,139
Eversource Energy:
2.9% 10/1/24	1,524,000	1,634,675
3.35% 3/15/26	1,178,000	1,291,080
3.45% 1/15/50	1,000,000	1,062,844
Exelon Corp.:
3.4% 4/15/26	2,000,000	2,205,343
3.95% 6/15/25	3,502,000	3,887,097
4.45% 4/15/46	1,100,000	1,293,101
5.1% 6/15/45	196,000	248,526
FirstEnergy Corp.:
1.6% 1/15/26	1,950,000	1,915,875
2.25% 9/1/30	1,950,000	1,832,415
4.4% 7/15/27 (b)	1,515,000	1,663,440
5.35% 7/15/47 (b)	1,969,000	2,343,110
Florida Power & Light Co.:
3.125% 12/1/25	909,000	989,581
3.15% 10/1/49	252,000	264,601
3.25% 6/1/24	842,000	903,999
4.05% 10/1/44	966,000	1,139,749
4.125% 6/1/48	2,192,000	2,664,948
Indiana Michigan Power Co. 3.2% 3/15/23	495,000	518,818
Interstate Power and Light Co. 2.3% 6/1/30	2,510,000	2,566,745
MidAmerican Energy Co. 3.65% 8/1/48	4,102,000	4,572,915
NextEra Energy Capital Holdings, Inc.:
2.25% 6/1/30	1,301,000	1,313,397
2.75% 11/1/29	8,382,000	8,787,562
3.5% 4/1/29	5,000,000	5,491,687
Northern States Power Co.:
2.6% 6/1/51	1,000,000	937,356
3.4% 8/15/42	356,000	389,010
4.125% 5/15/44	802,000	966,205
NSTAR Electric Co. 3.2% 5/15/27	1,364,000	1,511,205
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25 (a)	6,243,000	6,128,365
3.1% 9/15/49	2,471,000	2,536,306
3.8% 9/30/47	2,700,000	3,073,025
Pacific Gas & Electric Co.:
2.1% 8/1/27	3,000,000	2,982,820
2.5% 2/1/31	2,000,000	1,944,752
4% 12/1/46	2,822,000	2,742,821
4.3% 3/15/45	5,099,000	5,195,014
4.55% 7/1/30	1,896,000	2,114,986
PacifiCorp:
3.6% 4/1/24	713,000	773,505
4.125% 1/15/49	2,399,000	2,806,305
6% 1/15/39	1,104,000	1,543,013
PECO Energy Co. 3.9% 3/1/48	2,900,000	3,360,184
Potomac Electric Power Co. 6.5% 11/15/37	678,000	981,495
PPL Capital Funding, Inc.:
3.1% 5/15/26	1,425,000	1,545,388
3.4% 6/1/23	476,000	503,583
4.2% 6/15/22	356,000	370,062
4.7% 6/1/43	321,000	378,620
PPL Electric Utilities Corp.:
3% 10/1/49	2,479,000	2,440,494
4.15% 10/1/45	624,000	725,944
Progress Energy, Inc. 6% 12/1/39	926,000	1,254,497
Public Service Co. of Colorado:
2.9% 5/15/25	1,961,000	2,088,605
3.8% 6/15/47	825,000	942,703
6.25% 9/1/37	1,000,000	1,437,512
Public Service Electric & Gas Co.:
2.45% 1/15/30	2,300,000	2,418,957
3.15% 1/1/50	2,300,000	2,391,031
3.65% 9/1/42	504,000	565,560
4% 6/1/44	891,000	1,019,307
Puget Sound Energy, Inc. 4.3% 5/20/45	1,142,000	1,372,494
Southern California Edison Co.:
2.25% 6/1/30	2,054,000	2,062,792
2.95% 2/1/51	4,900,000	4,489,052
4% 4/1/47	1,782,000	1,928,536
4.65% 10/1/43	1,805,000	2,119,899
Southern Co.:
2.35% 7/1/21	1,176,000	1,181,762
3.25% 7/1/26	1,961,000	2,133,083
3.7% 4/30/30	5,713,000	6,354,094
4.4% 7/1/46	1,305,000	1,501,434
Southwestern Electric Power Co. 3.85% 2/1/48	1,600,000	1,718,742
Tampa Electric Co.:
4.45% 6/15/49	2,088,000	2,570,285
6.15% 5/15/37	1,116,000	1,543,573
Virginia Electric & Power Co.:
3.1% 5/15/25	713,000	767,102
3.3% 12/1/49	1,440,000	1,509,237
3.45% 2/15/24	490,000	527,272
3.8% 4/1/28	2,657,000	3,008,780
3.8% 9/15/47	2,543,000	2,910,278
4.2% 5/15/45	2,128,000	2,531,522
4.45% 2/15/44	490,000	600,911
4.6% 12/1/48	1,262,000	1,605,182
6% 5/15/37	356,000	495,930
Wisconsin Electric Power Co. 4.25% 6/1/44	837,000	963,023
Xcel Energy, Inc.:
3.35% 12/1/26	535,000	590,519
3.4% 6/1/30	1,740,000	1,908,774
4% 6/15/28	13,000,000	14,784,419
		253,039,901
Gas Utilities - 0.1%
Dominion Gas Holdings LLC:
2.5% 11/15/24	2,000,000	2,120,180
3.9% 11/15/49	2,300,000	2,448,327
Southern California Gas Co. 2.6% 6/15/26	2,358,000	2,517,466
Southern Co. Gas Capital Corp. 3.95% 10/1/46	2,409,000	2,623,590
		9,709,563
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
2.7% 6/15/21	1,543,000	1,550,187
4.75% 6/15/46	929,000	1,086,275
Exelon Generation Co. LLC:
3.25% 6/1/25	5,000,000	5,365,824
6.25% 10/1/39	242,000	288,355
		8,290,641
Multi-Utilities - 0.4%
Ameren Corp. 3.5% 1/15/31	4,650,000	5,167,793
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	1,782,000	1,974,686
3.7% 7/15/30 (a)	788,000	895,008
3.8% 7/15/48	4,048,000	4,500,238
4.05% 4/15/25 (a)	1,958,000	2,182,270
4.5% 2/1/45	1,186,000	1,418,435
5.15% 11/15/43	1,679,000	2,190,084
CenterPoint Energy, Inc.:
2.5% 9/1/22	2,649,000	2,729,106
3.7% 9/1/49	1,420,000	1,504,353
CMS Energy Corp. 4.875% 3/1/44	891,000	1,097,774
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	510,000	560,118
3.95% 4/1/50	4,295,000	4,869,036
4.45% 3/15/44	1,425,000	1,691,603
4.5% 5/15/58	1,690,000	2,052,714
4.65% 12/1/48	1,866,000	2,312,755
5.5% 12/1/39	445,000	591,203
Consolidated Edison, Inc. 2% 5/15/21	984,000	986,046
Delmarva Power & Light Co. 4% 6/1/42	713,000	791,002
Dominion Energy, Inc.:
3.9% 10/1/25	2,299,000	2,565,505
4.9% 8/1/41	356,000	445,204
DTE Energy Co.:
2.85% 10/1/26	1,069,000	1,147,688
3.8% 3/15/27	2,408,000	2,722,002
NiSource, Inc.:
0.95% 8/15/25	4,288,000	4,238,594
1.7% 2/15/31	3,300,000	3,145,571
2.95% 9/1/29	1,420,000	1,503,386
3.49% 5/15/27	1,364,000	1,508,288
3.95% 3/30/48	1,782,000	1,963,324
4.375% 5/15/47	852,000	990,307
4.8% 2/15/44	980,000	1,196,573
Puget Energy, Inc.:
3.65% 5/15/25	1,438,000	1,567,979
4.1% 6/15/30	2,600,000	2,903,407
San Diego Gas & Electric Co. 4.5% 8/15/40	178,000	214,834
Sempra Energy:
2.875% 10/1/22	535,000	551,980
2.9% 2/1/23	529,000	552,537
3.25% 6/15/27	1,087,000	1,196,033
4% 2/1/48	5,578,000	6,165,202
4.05% 12/1/23	891,000	968,027
6% 10/15/39	178,000	239,529
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.3063% 5/15/67 (b)(d)	753,000	694,203
		73,994,397
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	1,600,000	1,734,388
3.75% 9/1/28	2,457,000	2,780,608
3.75% 9/1/47	3,254,000	3,653,231
		8,168,227

TOTAL UTILITIES		353,202,729

TOTAL NONCONVERTIBLE BONDS
(Cost $4,152,952,879)		4,314,489,359

U.S. Government and Government Agency Obligations - 43.6%
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	$8,339,000	$8,236,395
0.5% 6/17/25	10,000,000	9,961,354
0.625% 4/22/25	6,300,000	6,314,089
0.75% 10/8/27	11,000,000	10,731,264
0.875% 8/5/30	9,584,000	9,044,313
1.25% 8/17/21	5,403,000	5,432,640
1.625% 10/15/24	4,500,000	4,697,074
1.75% 7/2/24	5,641,000	5,900,100
1.875% 4/5/22	5,747,000	5,857,745
1.875% 9/24/26	2,379,000	2,506,706
2% 10/5/22	6,571,000	6,767,982
2.125% 4/24/26	713,000	761,356
2.375% 1/19/23	5,335,000	5,560,177
2.625% 9/6/24	713,000	768,764
2.875% 9/12/23	1,373,000	1,463,201
6.25% 5/15/29	2,000,000	2,760,145
Federal Home Loan Bank:
0.375% 9/4/25	2,300,000	2,275,558
0.5% 4/14/25	9,755,000	9,732,536
1.125% 7/14/21	2,365,000	2,374,339
1.5% 8/15/24	1,280,000	1,328,155
1.875% 11/29/21	3,415,000	3,460,526
2% 9/9/22	6,775,000	6,966,838
2.5% 2/13/24	890,000	947,876
3% 10/12/21	1,735,000	1,765,918
3.25% 11/16/28	4,230,000	4,853,677
5.5% 7/15/36	270,000	402,729
Freddie Mac:
0.25% 8/24/23	18,087,000	18,110,556
0.375% 7/21/25	5,568,000	5,510,539
0.375% 9/23/25	10,325,000	10,178,420
2.375% 1/13/22	2,317,000	2,362,638
2.75% 6/19/23	4,316,000	4,569,555
6.25% 7/15/32	1,373,000	2,045,764
6.75% 3/15/31	4,634,000	6,883,918
Tennessee Valley Authority:
0.75% 5/15/25	6,800,000	6,807,532
5.25% 9/15/39	3,565,000	5,092,712
5.375% 4/1/56	961,000	1,525,370

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		183,958,461

U.S. Treasury Obligations - 42.5%
U.S. Treasury Bonds:
1.125% 5/15/40	184,657,000	158,631,904
1.125% 8/15/40	76,277,000	65,240,672
1.25% 5/15/50	132,302,000	106,844,200
1.375% 11/15/40	177,971,000	159,172,813
1.375% 8/15/50	24,732,000	20,647,356
1.625% 11/15/50 (e)	143,869,000	127,931,012
1.875% 2/15/51	54,434,000	51,542,194
2% 2/15/50	130,000	126,633
2.25% 8/15/46	8,327,300	8,555,325
2.25% 8/15/49	2,736,600	2,815,277
2.375% 11/15/49	7,928,000	8,378,286
2.5% 2/15/45	50,326,600	54,142,378
2.5% 2/15/46	12,667,600	13,632,515
2.5% 5/15/46	14,026,500	15,087,802
2.75% 11/15/42	2,055,000	2,312,036
2.75% 8/15/47	3,057,800	3,459,017
2.75% 11/15/47	3,369,900	3,812,594
2.875% 5/15/43	1,252,400	1,439,330
2.875% 8/15/45	12,491,000	14,366,602
2.875% 11/15/46	2,461,500	2,839,667
2.875% 5/15/49	2,016,400	2,351,795
3% 11/15/44	41,796,400	48,989,952
3% 5/15/45	123,800,200	145,387,860
3% 11/15/45	8,342,000	9,806,738
3% 2/15/47	23,518,100	27,789,024
3% 5/15/47	519,600	614,447
3% 2/15/48	4,353,000	5,161,366
3% 2/15/49	8,691,000	10,347,382
3.125% 11/15/41	1,577,000	1,883,037
3.125% 2/15/43	19,043,200	22,743,234
3.125% 8/15/44	23,459,300	28,051,275
3.125% 5/15/48	466,400	565,619
3.375% 5/15/44	2,243,400	2,787,512
3.375% 11/15/48	4,431,700	5,630,163
3.625% 8/15/43	16,520,900	21,269,368
3.625% 2/15/44	20,662,700	26,638,740
3.75% 11/15/43	22,912,800	30,047,989
3.875% 8/15/40	1,400	1,845
4.25% 5/15/39	1,432,500	1,964,260
4.25% 11/15/40	144,500	199,687
4.375% 2/15/38	4,701,900	6,487,704
4.375% 11/15/39	17,800	24,821
4.375% 5/15/40	1,900	2,659
4.375% 5/15/41	5,235,500	7,369,375
4.5% 2/15/36	5,419,200	7,449,283
4.5% 5/15/38	4,680,500	6,553,249
4.5% 8/15/39	4,873,900	6,885,907
4.625% 2/15/40	3,832,100	5,515,380
4.75% 2/15/37	9,026,400	12,835,118
4.75% 2/15/41	489,700	720,050
5% 5/15/37	8,448,700	12,342,033
5.375% 2/15/31	9,530,300	13,135,062
6.25% 5/15/30	10,900,000	15,630,856
U.S. Treasury Notes:
0.125% 5/31/22	11,758,000	11,759,837
0.125% 6/30/22	19,625,000	19,631,899
0.125% 7/31/22	150,751,000	150,768,667
0.125% 8/31/22	32,225,000	32,226,259
0.125% 9/30/22	180,314,000	180,328,086
0.125% 10/31/22	190,777,000	190,777,000
0.125% 11/30/22	271,254,000	271,254,000
0.125% 12/31/22	190,814,000	190,806,547
0.125% 1/31/23	254,511,000	254,481,174
0.125% 8/15/23	61,266,000	61,163,092
0.125% 12/15/23	5,282,000	5,263,431
0.125% 2/15/24	31,088,000	30,951,990
0.25% 5/31/25	76,353,000	75,324,024
0.25% 6/30/25	89,372,000	88,073,313
0.25% 7/31/25	122,217,000	120,331,230
0.25% 8/31/25	64,170,000	63,089,638
0.25% 9/30/25	153,554,000	150,818,819
0.25% 10/31/25	25,756,000	25,272,069
0.375% 11/30/25	141,999,000	139,985,498
0.375% 12/31/25	186,712,000	183,867,558
0.375% 1/31/26	102,173,000	100,512,689
0.375% 7/31/27	76,905,000	73,831,804
0.375% 9/30/27	35,380,000	33,850,091
0.5% 3/15/23	8,059,000	8,116,609
0.5% 3/31/25	143,182,000	143,030,987
0.5% 4/30/27	53,212,000	51,705,020
0.5% 5/31/27	35,607,000	34,544,354
0.5% 6/30/27	6,547,000	6,344,708
0.5% 10/31/27	91,035,000	87,702,977
0.625% 3/31/27	798,000	782,476
0.625% 11/30/27	62,997,000	61,116,933
0.625% 12/31/27	17,651,000	17,104,922
0.625% 5/15/30	96,489,000	90,379,287
0.625% 8/15/30	69,680,000	65,052,813
0.75% 1/31/28	32,371,000	31,607,247
0.875% 11/15/30 (e)	166,008,000	158,278,253
1.125% 6/30/21	12,661,800	12,707,798
1.125% 7/31/21	48,100	48,316
1.125% 8/31/21	12,193,100	12,257,400
1.125% 9/30/21	11,109,800	11,179,236
1.25% 3/31/21	200	200
1.25% 10/31/21	7,961,800	8,024,624
1.25% 7/31/23	13,243,000	13,581,317
1.25% 8/31/24	46,487,300	47,876,471
1.375% 4/30/21	15,324,700	15,357,579
1.375% 5/31/21	11,474,900	11,511,746
1.375% 6/30/23	11,597,800	11,917,646
1.375% 8/31/23	1,414,100	1,455,473
1.375% 9/30/23	14,100,300	14,523,860
1.375% 1/31/25	9,913,000	10,251,823
1.375% 8/31/26	2,670,800	2,748,420
1.5% 8/31/21	5,558,000	5,597,948
1.5% 9/30/21	17,655,000	17,803,964
1.5% 10/31/21	5,369,000	5,420,593
1.5% 11/30/21	6,700,000	6,771,973
1.5% 1/31/22	778,900	789,001
1.5% 8/15/22	55,547,800	56,665,266
1.5% 9/15/22	23,304,000	23,797,389
1.5% 2/28/23	2,682,400	2,755,328
1.5% 3/31/23	10,176,900	10,461,933
1.5% 9/30/24	20,957,000	21,769,084
1.5% 10/31/24	119,250,000	123,875,595
1.5% 11/30/24	37,250,000	38,697,803
1.5% 8/15/26	11,644,100	12,059,376
1.5% 2/15/30	215,548,000	218,814,899
1.625% 6/30/21	900	905
1.625% 8/31/22	16,786,200	17,163,234
1.625% 11/15/22	31,759,000	32,569,103
1.625% 12/15/22	34,771,000	35,702,754
1.625% 4/30/23	8,446,600	8,712,866
1.625% 5/31/23	9,273,600	9,574,268
1.625% 10/31/23	16,784,500	17,408,674
1.625% 2/15/26	1,812,700	1,893,634
1.625% 5/15/26	999,900	1,043,646
1.625% 9/30/26	1,274,000	1,327,498
1.625% 10/31/26	22,470,000	23,406,543
1.625% 11/30/26	2,021,000	2,104,287
1.625% 8/15/29	92,392,600	95,074,151
1.75% 7/31/21	300	302
1.75% 11/30/21	6,084,000	6,160,763
1.75% 3/31/22	20,853,600	21,224,240
1.75% 5/31/22	2,861,800	2,920,713
1.75% 6/15/22	3,802,400	3,882,904
1.75% 6/30/22	4,865,800	4,972,429
1.75% 7/15/22	5,256,000	5,373,439
1.75% 9/30/22	5,131,500	5,262,995
1.75% 1/31/23	4,570,000	4,711,384
1.75% 6/30/24	7,244,300	7,579,632
1.75% 7/31/24	31,872,800	33,366,838
1.75% 12/31/24	45,915,000	48,146,182
1.75% 11/15/29	23,793,000	24,707,543
1.875% 11/30/21	14,483,500	14,679,819
1.875% 1/31/22	9,778,100	9,938,904
1.875% 2/28/22	36,469,000	37,115,755
1.875% 3/31/22	23,673,300	24,122,723
1.875% 4/30/22	4,392,000	4,482,757
1.875% 5/31/22	2,858,100	2,921,402
1.875% 7/31/22	5,928,100	6,074,682
1.875% 8/31/22	12,417,700	12,742,209
1.875% 9/30/22	14,080,600	14,470,567
1.875% 10/31/22	4,883,700	5,025,060
1.875% 6/30/26	15,666,100	16,549,766
1.875% 7/31/26	33,197,000	35,068,222
2% 5/31/21	7,181,100	7,215,374
2% 8/31/21	19,302,900	19,489,897
2% 10/31/21	5,293,600	5,361,424
2% 12/31/21	608,700	618,449
2% 7/31/22	8,566,000	8,793,200
2% 11/30/22	26,380,700	27,240,134
2% 4/30/24	10,425,000	10,979,643
2% 5/31/24	35,935,300	37,871,034
2% 6/30/24	4,459,800	4,703,870
2% 2/15/25	647,800	685,909
2% 8/15/25	6,441,400	6,837,949
2% 11/15/26	11,997,900	12,744,488
2.125% 5/31/21	13,221,500	13,288,733
2.125% 6/30/21	1,294,000	1,302,997
2.125% 8/15/21	16,174,900	16,329,067
2.125% 9/30/21	7,778,200	7,872,389
2.125% 12/31/21	2,842,900	2,891,429
2.125% 5/15/22	9,016,000	9,235,765
2.125% 6/30/22	7,266,700	7,460,573
2.125% 12/31/22	24,694,600	25,592,673
2.125% 11/30/23	20,730,600	21,803,570
2.125% 2/29/24	9,378,800	9,893,169
2.125% 3/31/24	53,728,900	56,736,459
2.125% 7/31/24	2,225,100	2,357,737
2.125% 9/30/24	16,014,500	16,995,388
2.125% 11/30/24	2,535,000	2,692,645
2.125% 5/15/25	1,939,000	2,066,777
2.25% 7/31/21	5,648,300	5,700,591
2.25% 4/15/22	42,561,100	43,585,226
2.25% 12/31/23	522,200	551,574
2.25% 1/31/24	6,447,500	6,818,735
2.25% 4/30/24	73,068,600	77,515,510
2.25% 10/31/24	23,871,200	25,464,789
2.25% 11/15/24	15,315,800	16,338,249
2.25% 12/31/24	13,968,400	14,914,541
2.25% 11/15/25	18,937,500	20,330,442
2.25% 2/15/27	944,000	1,016,754
2.25% 8/15/27	52,691,000	56,758,087
2.25% 11/15/27	43,039,100	46,344,369
2.375% 3/15/21	3,234,800	3,237,683
2.375% 3/15/22	5,867,700	6,005,912
2.375% 1/31/23	7,523,300	7,846,273
2.375% 2/29/24	50,172,600	53,306,428
2.375% 8/15/24	5,198,200	5,555,576
2.375% 5/15/27	22,662,000	24,593,582
2.375% 5/15/29	10,691,200	11,634,615
2.5% 1/15/22	19,190,000	19,594,789
2.5% 2/15/22	4,885,000	4,998,156
2.5% 3/31/23	19,298,800	20,244,140
2.5% 8/15/23	17,319,200	18,297,464
2.5% 1/31/24	45,416,000	48,357,395
2.5% 5/15/24	17,021,500	18,215,000
2.5% 1/31/25	20,661,800	22,281,653
2.5% 2/28/26	9,949,100	10,822,755
2.625% 5/15/21	588,800	591,891
2.625% 6/15/21	15,233,000	15,346,058
2.625% 7/15/21	700	707
2.625% 12/15/21	7,054,900	7,197,100
2.625% 12/31/23	39,045,500	41,656,668
2.625% 3/31/25	2,858,900	3,101,683
2.625% 12/31/25	10,880,100	11,886,084
2.625% 1/31/26	9,021,000	9,862,490
2.625% 2/15/29	20,536,100	22,732,500
2.75% 4/30/23	11,148,100	11,770,826
2.75% 5/31/23	800	846
2.75% 7/31/23	10,000	10,617
2.75% 8/31/23	12,756,800	13,566,558
2.75% 11/15/23	12,801,100	13,670,175
2.75% 2/15/24	24,170,600	25,933,354
2.75% 2/28/25	3,753,700	4,088,894
2.75% 6/30/25	3,682,400	4,024,604
2.75% 2/15/28	90,222,400	100,210,301
2.875% 9/30/23	500	534
2.875% 10/31/23	33,848,500	36,229,795
2.875% 11/30/23	22,756,900	24,398,775
2.875% 4/30/25	12,040,300	13,196,827
2.875% 5/31/25	21,522,000	23,618,714
2.875% 5/15/28	46,361,100	51,969,706
2.875% 8/15/28	38,531,600	43,256,237
3% 10/31/25	7,767,100	8,607,524
3.125% 5/15/21	9,067,900	9,124,893
3.125% 11/15/28	3,802,200	4,343,122

TOTAL U.S. TREASURY OBLIGATIONS		7,264,289,071

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $7,430,216,751)		7,448,247,532

U.S. Government Agency - Mortgage Securities - 27.6%
Fannie Mae - 9.9%
12 month U.S. LIBOR + 1.510% 2.143% 11/1/34 (b)(d)	454,439	474,605
12 month U.S. LIBOR + 1.640% 3.519% 4/1/41 (b)(d)	122,288	128,121
12 month U.S. LIBOR + 1.880% 2.584% 11/1/34 (b)(d)	40,139	42,063
2% 8/1/28 to 2/1/51	210,991,203	215,279,974
2.5% 7/1/26 to 1/1/51	264,698,749	275,446,792
3% 4/1/25 to 7/1/50	459,727,136	486,180,453
3.5% 8/1/21 to 7/1/50	290,630,798	310,924,701
3.5% 1/1/35	2,600,000	2,767,462
4% 4/1/24 to 9/1/50	217,703,310	235,584,960
4% 5/1/35	799,999	853,627
4.5% to 4.5% 7/1/22 to 10/1/50	89,978,570	98,387,966
5% 10/1/21 to 4/1/50	31,701,650	35,450,074
5.5% 12/1/22 to 6/1/49	14,123,113	16,303,419
6% to 6% 2/1/23 to 7/1/41	3,637,319	4,290,039
6.5% 3/1/22 to 6/1/40	1,353,411	1,602,574

TOTAL FANNIE MAE		1,683,716,830

Freddie Mac - 8.4%
12 month U.S. LIBOR + 1.930% 2.737% 9/1/37 (b)(d)	49,377	52,300
U.S. TREASURY 1 YEAR INDEX + 1.710% 3.009% 3/1/36 (b)(d)	376,064	394,961
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.374% 12/1/35 (b)(d)	203,387	214,961
U.S. TREASURY 1 YEAR INDEX + 2.250% 3.144% 3/1/35 (b)(d)	78,267	82,012
2% 4/1/23 to 3/1/51	429,619,854	434,750,964
2% 5/1/35	41,757	43,134
2% 9/1/35	49,011,691	50,754,649
2% 11/1/35	19,023,831	19,700,358
2.5% 11/1/22 to 11/1/50	301,536,519	313,728,240
3% 12/1/26 to 5/1/50	163,241,343	172,619,042
3% 8/1/47	37,861	39,871
3% 5/1/49	44,580	46,682
3.5% 6/1/21 to 4/1/50	201,805,709	216,190,937
3.5% 8/1/47	174,245	185,644
3.5% 9/1/47	54,820	58,408
3.5% 9/1/47	2,789,109	3,022,352
4% 2/1/25 to 5/1/50	118,522,821	128,048,103
4.5% 8/1/23 to 3/1/50	51,026,872	55,669,075
5% 4/1/23 to 5/1/50	29,579,209	32,803,146
5.5% 5/1/23 to 6/1/49	7,034,617	8,012,008
6% 4/1/32 to 8/1/37	114,253	132,628
6.5% 8/1/36 to 12/1/37	28,985	34,477

TOTAL FREDDIE MAC		1,436,583,952

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
2.5% 2/1/32	17,799	18,694
Ginnie Mae - 6.4%
3.5% 11/15/40 to 4/20/50	234,515,458	250,600,935
4% 1/15/25 to 5/20/50	115,979,633	125,304,600
5% 1/20/39 to 5/20/50	18,476,627	20,587,449
2% 3/1/51 (c)	14,500,000	14,725,201
2% 3/1/51 (c)	24,200,000	24,575,853
2% 3/1/51 (c)	34,300,000	34,832,717
2% 3/1/51 (c)	32,000,000	32,496,995
2.5% 10/20/42 to 12/20/50	168,969,735	175,553,763
2.5% 3/1/51 (c)	21,100,000	21,911,367
3% 4/15/42 to 6/20/50	254,148,829	266,666,651
3% 3/1/51 (c)	3,750,000	3,906,664
3% 3/1/51 (c)	3,000,000	3,125,331
3% 3/1/51 (c)	2,700,000	2,812,798
3% 3/1/51 (c)	17,900,000	18,647,810
3.5% 3/1/51 (c)	16,800,000	17,778,709
4% 3/1/51 (c)	8,200,000	8,763,907
4.5% to 4.5% 3/20/33 to 4/20/50	53,406,907	58,264,956
4.5% 3/1/51 (c)	3,900,000	4,211,213
5% 3/1/51 (c)	1,600,000	1,749,187
5.5% 12/20/32 to 6/20/49	3,306,505	3,772,336
6% to 6% 5/20/34 to 12/15/40	1,019,415	1,190,249
6.5% 8/20/36 to 1/15/39	186,736	220,977

TOTAL GINNIE MAE		1,091,699,668

Uniform Mortgage Backed Securities - 2.9%
2% 3/1/36 (c)	35,000,000	36,234,570
2% 3/1/51 (c)	73,950,000	74,653,967
2% 3/1/51 (c)	73,050,000	73,745,399
2.5% 3/1/36 (c)	16,100,000	16,845,255
2.5% 3/1/51 (c)	53,700,000	55,684,381
3% 3/1/51 (c)	16,150,000	16,911,447
3% 3/1/51 (c)	20,050,000	20,995,325
3% 3/1/51 (c)	12,050,000	12,618,138
3% 3/1/51 (c)	10,950,000	11,466,275
3% 3/1/51 (c)	40,600,000	42,514,225
3% 4/1/51 (c)	12,950,000	13,562,595
3% 4/1/51 (c)	8,650,000	9,059,185
3% 4/1/51 (c)	13,700,000	14,348,073
3.5% 3/1/51 (c)	4,350,000	4,614,738
3.5% 3/1/51 (c)	13,600,000	14,427,688
3.5% 3/1/51 (c)	12,475,000	13,234,221
3.5% 3/1/51 (c)	32,800,000	34,796,188
4% 3/1/51 (c)	23,800,000	25,560,829
4.5% 3/1/51 (c)	9,900,000	10,770,117

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		502,042,616

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,663,234,972)		4,714,061,760

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$2,360,000	$2,479,070
CarMax Auto Owner Trust:
Series 2018-3 Class A3, 3.13% 6/15/23	943,211	957,348
Series 2021-1 Class A3, 0.34% 12/15/25	8,000,000	7,986,926
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	1,662,000	1,711,068
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	834,000	902,894
Series 2018-A6 Class A6, 3.21% 12/7/24	1,693,000	1,782,734
Series 2018-A7 Class A7, 3.96% 10/13/30	2,750,000	3,242,441
2.19% 11/20/23	1,013,000	1,027,689
Discover Card Master Trust:
Series 2017-A4 Class A4, 2.53% 10/15/26	256,000	272,170
Series 2018-A1 Class A1, 3.03% 8/15/25	3,422,000	3,606,887
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	8,000,000	7,998,834
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	3,396,000	3,585,664
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	7,920,000	7,924,196
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	8,000,000	7,997,644
TOTAL ASSET-BACKED SECURITIES
(Cost $51,101,826)		51,475,565

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	4,286,000	4,637,537
Series 2020-BN25 Class A5, 2.649% 1/15/63	4,650,000	4,875,894
Series 2020-BN28 Class A4, 1.844% 3/15/63	6,780,000	6,635,303
Benchmark Mortgage Trust:
sequential payer Series 2020-B19 Class A5, 1.85% 9/15/53	3,100,000	3,043,572
Series 2019-B12 Class A5, 3.1156% 8/15/52	4,705,000	5,089,590
Series 2019-B9 Class A5, 4.0156% 3/15/52	4,179,000	4,776,673
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	5,370,000	5,843,532
Series 2015-GC29 Class A4, 3.192% 4/10/48	2,028,000	2,187,367
Series 2015-P1 Class A5, 3.717% 9/15/48	1,045,000	1,155,656
Series 2016-C1 Class A4, 3.209% 5/10/49	3,308,000	3,597,445
Series 2016-P4:
Class A4, 2.902% 7/10/49	3,832,000	4,107,851
Class AAB, 2.779% 7/10/49	2,201,000	2,317,563
COMM Mortgage Trust:
sequential payer:
Series 2013-CR13 Class A3, 3.928% 11/10/46	5,712,277	6,166,918
Series 2013-CR7 Class A4, 3.213% 3/10/46	2,062,124	2,164,394
Series 2014-LC15 Class A4, 4.006% 4/10/47	1,909,000	2,079,127
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,344,000	3,459,894
Series 2015-CR22 Class A5, 3.309% 3/10/48	3,462,000	3,750,405
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	2,240,000	2,461,441
Series 2019-C17:
Class A4, 2.7628% 9/15/52	3,480,000	3,631,111
Class A5, 3.0161% 9/15/52	3,480,000	3,726,774
Freddie Mac:
sequential payer:
Series 2020-K104 Class A2, 2.253% 1/25/30	16,200,000	17,051,768
Series 2020-K116 Class A2, 1.378% 7/25/30	12,400,000	12,112,397
Series 2020-K117 Class A2, 1.406% 8/25/30	12,400,000	12,132,136
Series 2020-K118 Class A2, 1.493% 9/25/30	6,200,000	6,108,815
Series 2020-K121 Class A2, 1.547% 10/25/30	8,900,000	8,831,667
Series 2021-K125 Class A2, 1.846% 1/25/31	2,000,000	2,029,675
Series K034 Class A2, 3.531% 7/25/23	1,604,000	1,715,358
Series K057 Class A2, 2.57% 7/25/26	2,844,000	3,065,711
Series K080 Class A2, 3.926% 7/25/28	2,957,000	3,462,938
Series 2017-K727 Class A2, 2.946% 7/25/24	4,770,000	5,099,587
Series 2021-K123 Class A2, 1.621% 12/25/30	8,000,000	7,957,494
Series K-1510 Class A2, 3.718% 1/25/31	2,646,000	3,064,047
Series K020 Class A2, 2.373% 5/25/22	1,854,000	1,886,728
Series K036 Class A2, 3.527% 10/25/23	1,600,000	1,719,565
Series K046 Class A2, 3.205% 3/25/25	5,935,000	6,492,540
Series K047 Class A2, 3.329% 5/25/25	688,000	756,977
Series K053 Class A2, 2.995% 12/25/25	1,267,000	1,385,063
Series K056 Class A2, 2.525% 5/25/26	3,698,000	3,972,087
Series K062 Class A1, 3.032% 9/25/26	3,353,970	3,594,364
Series K064 Class A2, 3.224% 3/25/27	3,075,000	3,428,909
Series K068 Class A2, 3.244% 8/25/27	4,243,000	4,744,473
Series K079 Class A2, 3.926% 6/25/28	1,386,000	1,615,365
Series K094 Class A2, 2.903% 6/25/29	9,484,000	10,453,107
Series K730 Class A2, 3.59% 1/25/25	6,894,000	7,580,144
GS Mortgage Securities Trust sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	1,321,104	1,357,510
Series 2014-GC26 Class A4, 3.364% 11/10/47	4,393,055	4,686,476
Series 2020-GC45 Class A5, 2.9106% 2/13/53	9,700,000	10,345,070
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2013-C12 Class A5, 3.6637% 7/15/45	3,566,000	3,780,971
Series 2014-C21 Class A5, 3.7748% 8/15/47	6,016,000	6,563,150
Series 2014-C23 Class A5, 3.9342% 9/15/47	1,702,000	1,866,742
Series 2014-C24 Class A5, 3.6385% 11/15/47	4,646,000	5,057,074
Series 2015-C29 Class A4, 3.6108% 5/15/48	1,604,000	1,759,858
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2016-C2 Class ASB, 2.9542% 6/15/49	3,149,000	3,317,264
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	2,968,321	3,058,641
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,355,617	1,448,354
Morgan Stanley BAML Trust:
sequential payer:
Series 2013-C11 Class A4, 4.1519% 8/15/46 (b)	3,367,000	3,587,786
Series 2015-C27 Class ASB, 3.557% 12/15/47	797,539	845,431
Series 2016-C28 Class ASB, 3.288% 1/15/49	1,617,332	1,699,006
Series 2015-C20 Class A4, 3.249% 2/15/48	2,625,000	2,840,117
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	4,000,000	4,196,260
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	5,667,000	6,028,863
Series 2020-C55 Class A5, 2.725% 2/15/53	3,600,000	3,778,863
Series 2018-C48 Class A5, 4.302% 1/15/52	3,485,000	4,027,539
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C14 Class A4, 3.073% 6/15/46	1,782,000	1,867,088
Series 2014-C25 Class A5, 3.631% 11/15/47	2,576,000	2,814,243
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $273,296,842)		280,895,268

Municipal Securities - 0.4%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,730,000	3,078,968
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$900,000	$1,449,243
Series 2010 S1, 7.043% 4/1/50	1,325,000	2,278,351
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	4,410,000	7,376,298
Series 2010, 7.6% 11/1/40	2,840,000	4,912,632
Series 2018, 3.5% 4/1/28	2,300,000	2,607,165
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	1,365,000	1,586,458
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	435,000	455,258
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,925,000	3,267,576
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	1,355,000	1,735,972
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	1,685,000	2,892,522
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	890,000	1,188,791
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	840,000	931,988
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	837,000	1,367,147
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	2,700,000	2,895,561
4.131% 6/15/42	2,700,000	2,925,693
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	1,610,000	2,377,068
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	1,910,000	2,539,612
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	1,095,000	1,514,637
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	920,000	1,227,988
Series 2010 164, 5.647% 11/1/40	930,000	1,292,421
Series 225, 3.175% 7/15/60	6,000,000	6,007,680
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	1,010,000	1,094,325
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	1,130,000	1,538,054
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	2,016,000	2,712,891
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	3,000,000	3,073,170
3.256% 5/15/60	3,000,000	3,153,720
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	175,000	240,718
Series 2015 AP, 3.931% 5/15/45	665,000	750,971
Univ. of Virginia Gen. Rev. (Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	845,000	1,011,262
TOTAL MUNICIPAL SECURITIES
(Cost $65,391,451)		69,484,140

Foreign Government and Government Agency Obligations - 1.6%
Alberta Province:
1% 5/20/25	$35,763,000	$36,114,811
2.95% 1/23/24	5,000,000	5,366,100
3.3% 3/15/28	696,000	780,501
Banque Centrale de Tunisie 1.416% 8/5/21	1,515,000	1,493,184
Canadian Government 2% 11/15/22	845,000	871,525
Chilean Republic:
3.24% 2/6/28	2,067,000	2,265,949
3.25% 9/14/21	1,604,000	1,629,564
3.86% 6/21/47	1,069,000	1,146,168
Colombian Republic:
2.625% 3/15/23	1,350,000	1,382,906
3.125% 4/15/31	5,060,000	5,012,563
3.875% 2/15/61	4,500,000	4,047,188
4.5% 3/15/29	2,157,000	2,373,374
5% 6/15/45	5,224,000	5,623,963
5.625% 2/26/44	1,386,000	1,593,467
6.125% 1/18/41	1,846,000	2,216,354
Hungarian Republic:
5.375% 3/25/24	5,000,000	5,682,813
5.75% 11/22/23	9,270,000	10,524,347
Indonesian Republic:
2.85% 2/14/30	5,800,000	5,939,563
3.4% 9/18/29	1,000,000	1,066,875
3.5% 2/14/50	4,200,000	4,121,250
4.35% 1/11/48	901,000	977,303
5.35% 2/11/49	1,000,000	1,248,125
Israeli State:
3.25% 1/17/28	2,565,000	2,869,722
3.375% 1/15/50	4,900,000	4,928,028
4% 6/30/22	1,247,000	1,305,614
Italian Republic:
2.375% 10/17/24	1,400,000	1,465,076
2.875% 10/17/29	1,600,000	1,641,465
4% 10/17/49	2,982,000	3,097,374
6.875% 9/27/23	1,069,000	1,232,347
Jordanian Kingdom 3% 6/30/25	341,000	370,138
Manitoba Province:
2.1% 9/6/22	339,000	348,068
2.125% 5/4/22	713,000	728,491
3.05% 5/14/24	267,000	288,958
Ontario Province:
1.125% 10/7/30	3,750,000	3,627,075
2.25% 5/18/22	1,038,000	1,063,213
2.3% 6/15/26	22,624,000	24,342,519
2.4% 2/8/22	929,000	947,989
2.5% 4/27/26	891,000	960,320
3.05% 1/29/24	2,120,000	2,285,233
Panamanian Republic:
3.16% 1/23/30	3,711,000	3,855,961
3.75% 3/16/25	2,940,000	3,191,738
4% 9/22/24	682,000	740,609
4.3% 4/29/53	1,012,000	1,094,225
4.5% 4/16/50	1,212,000	1,345,320
4.5% 4/1/56	4,200,000	4,618,688
Peruvian Republic:
1.862% 12/1/32	4,000,000	3,718,750
2.78% 12/1/60	1,000,000	833,438
2.844% 6/20/30	3,820,000	3,946,538
4.125% 8/25/27	919,000	1,041,055
5.625% 11/18/50	1,275,000	1,744,758
6.55% 3/14/37	548,000	758,809
Philippine Republic:
3% 2/1/28	3,387,000	3,635,064
3.7% 3/1/41	3,000,000	3,178,125
3.75% 1/14/29	1,000,000	1,118,125
3.95% 1/20/40	1,444,000	1,571,253
4.2% 1/21/24	678,000	744,529
6.375% 10/23/34	1,849,000	2,567,221
7.75% 1/14/31	3,000,000	4,426,875
9.5% 2/2/30	2,500,000	3,971,875
Polish Government:
3.25% 4/6/26	1,176,000	1,315,650
4% 1/22/24	811,000	891,508
5% 3/23/22	2,585,000	2,714,250
Province of British Columbia 2.25% 6/2/26	672,000	717,683
Province of Quebec:
1.5% 2/11/25	6,000,000	6,127,740
2.375% 1/31/22	677,000	690,608
2.5% 4/20/26	1,009,000	1,095,360
2.75% 8/25/21	3,565,000	3,610,276
2.75% 4/12/27	846,000	928,341
2.875% 10/16/24	370,000	401,672
Ukraine Government 1.471% 9/29/21	1,836,000	1,847,259
United Mexican States:
3.75% 1/11/28	1,604,000	1,733,824
3.75% 4/19/71	7,000,000	5,974,063
4% 10/2/23	3,342,000	3,631,292
4.125% 1/21/26	455,000	508,690
4.15% 3/28/27	5,020,000	5,597,300
4.35% 1/15/47	2,568,000	2,557,568
4.5% 4/22/29	1,000,000	1,119,688
4.5% 1/31/50	2,200,000	2,220,625
4.6% 1/23/46	1,034,000	1,062,758
4.6% 2/10/48	3,128,000	3,198,380
4.75% 4/27/32	5,000,000	5,596,875
4.75% 3/8/44	1,730,000	1,820,825
5.55% 1/21/45	698,000	813,170
6.05% 1/11/40	856,000	1,044,588
Uruguay Republic:
4.125% 11/20/45	846,621	949,009
4.375% 1/23/31	2,824,181	3,265,459
4.975% 4/20/55	1,049,811	1,277,489
5.1% 6/18/50	1,525,748	1,882,392
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $265,955,697)		265,676,821

Supranational Obligations - 1.6%
African Development Bank:
1.25% 7/26/21	1,674,000	1,681,122
2.375% 9/23/21	517,000	523,324
Asian Development Bank:
0.375% 9/3/25	13,000,000	12,769,659
0.75% 10/8/30	3,000,000	2,814,636
1.5% 10/18/24	4,500,000	4,650,059
1.75% 9/13/22	2,544,000	2,603,287
1.875% 2/18/22	356,000	361,707
1.875% 1/24/30	8,574,000	8,858,363
2% 4/24/26	1,123,000	1,185,700
2.125% 11/24/21	860,000	871,876
2.5% 11/2/27	1,195,000	1,294,097
2.625% 1/30/24	2,742,000	2,921,018
2.625% 1/12/27	1,158,000	1,264,333
2.75% 3/17/23	1,707,000	1,794,544
2.75% 1/19/28	4,874,000	5,366,598
Corporacion Andina de Fomento 4.375% 6/15/22	2,513,000	2,629,251
Council of Europe Development Bank 1.625% 3/16/21	672,000	672,363
European Bank for Reconstruction & Development 2.125% 3/7/22	836,000	852,480
European Investment Bank:
0.75% 9/23/30	7,250,000	6,786,706
0.875% 5/17/30	1,760,000	1,669,024
1.375% 9/15/21	3,131,000	3,151,071
1.625% 6/15/21	1,247,000	1,252,204
1.625% 3/14/25	21,997,000	22,873,356
1.875% 2/10/25	535,000	561,215
2% 3/15/21	850,000	850,582
2% 12/15/22	2,525,000	2,606,127
2.125% 10/15/21	506,000	512,154
2.25% 3/15/22	2,834,000	2,894,308
2.25% 8/15/22	335,000	344,950
2.25% 6/24/24	4,115,000	4,360,041
2.375% 6/15/22	2,496,000	2,566,113
2.375% 5/24/27	713,000	769,903
2.5% 4/15/21	829,000	831,329
2.5% 3/15/23	3,743,000	3,916,542
2.5% 10/15/24	1,020,000	1,091,557
2.875% 8/15/23	1,888,000	2,006,740
3.125% 12/14/23	2,459,000	2,649,599
3.25% 1/29/24	356,000	385,749
Inter-American Development Bank:
0.625% 7/15/25	4,000,000	3,978,480
1.25% 9/14/21	1,310,000	1,317,373
1.75% 4/14/22	335,000	340,880
1.75% 9/14/22	1,096,000	1,122,409
1.75% 3/14/25	16,400,000	17,150,626
1.875% 3/15/21	696,000	696,449
2% 6/2/26	713,000	752,846
2% 7/23/26	6,000,000	6,361,190
2.125% 1/18/22	1,087,000	1,105,433
2.125% 1/15/25	326,000	345,423
2.25% 6/18/29	3,189,000	3,393,014
2.375% 7/7/27	1,200,000	1,288,355
2.5% 1/18/23	1,241,000	1,295,090
2.625% 4/19/21	1,696,000	1,701,393
3% 10/4/23	637,000	681,019
3% 2/21/24	14,887,000	16,042,016
4.375% 1/24/44	713,000	966,527
International Bank for Reconstruction & Development:
0.375% 7/28/25	5,350,000	5,264,522
0.5% 10/28/25	8,582,000	8,474,591
0.75% 3/11/25	64,000	64,411
0.75% 8/26/30	8,100,000	7,557,018
0.875% 5/14/30	3,108,000	2,944,362
1.375% 5/24/21	1,009,000	1,011,619
1.375% 9/20/21	933,000	939,032
1.5% 8/28/24	7,014,000	7,261,218
1.625% 3/9/21	1,069,000	1,069,311
1.625% 2/10/22	696,000	705,357
1.625% 1/15/25	21,300,000	22,139,955
1.75% 4/19/23	1,195,000	1,233,802
1.875% 10/7/22	3,030,000	3,112,660
1.875% 6/19/23	2,992,000	3,103,887
1.875% 10/27/26	849,000	890,349
2% 1/26/22	5,780,000	5,874,934
2.25% 6/24/21	2,865,000	2,883,743
2.5% 3/19/24	677,000	720,386
2.5% 11/25/24	1,016,000	1,089,357
2.5% 7/29/25	676,000	727,983
2.75% 7/23/21	1,720,000	1,737,527
7.625% 1/19/23	988,000	1,124,561
International Finance Corp.:
0.375% 7/16/25	19,670,000	19,352,173
0.75% 8/27/30	2,100,000	1,958,024
1.125% 7/20/21	1,167,000	1,171,323
2.875% 7/31/23	767,000	814,138
Nordic Investment Bank 2.125% 2/1/22	540,000	549,442
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $276,505,182)		277,507,895

Bank Notes - 0.2%
Bank of America NA 6% 10/15/36	344,000	493,698
Citibank NA 3.65% 1/23/24	4,456,000	4,847,298
Discover Bank:
2.7% 2/6/30	$5,000,000	$5,179,102
3.45% 7/27/26	2,273,000	2,501,816
PNC Bank NA 2.625% 2/17/22	2,139,000	2,184,360
RBS Citizens NA:
2.25% 4/28/25	3,750,000	3,930,060
2.65% 5/26/22	3,633,000	3,727,491
3.75% 2/18/26	2,407,000	2,704,500
Truist Bank:
2.636% 9/17/29 (b)	5,000,000	5,273,351
3.3% 5/15/26	1,355,000	1,484,517
3.8% 10/30/26	427,000	481,149
U.S. Bank NA, Cincinnati 3.4% 7/24/23	1,782,000	1,906,870
TOTAL BANK NOTES
(Cost $32,882,678)		34,714,212
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.07% (f)	253,159,241	$253,209,873
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	232,414,259	232,437,500
TOTAL MONEY MARKET FUNDS
(Cost $485,647,373)		485,647,373
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $17,697,185,651)		17,942,199,925
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(857,760,979)
NET ASSETS - 100%		$17,084,438,946

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
3% 3/1/51	$(12,950,000)	$(13,560,571)
3% 3/1/51	(8,650,000)	(9,057,834)
3% 3/1/51	(13,700,000)	(14,345,933)
3.5% 3/1/51	(20,050,000)	(21,270,231)
TOTAL TBA SALE COMMITMENTS
(Proceeds $58,235,232)		$(58,234,569)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $122,685,945 or 0.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security is on loan at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$101,696
Fidelity Securities Lending Cash Central Fund	57,584
Total	$159,280

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,314,489,359	$--	$4,314,489,359	$--
U.S. Government and Government Agency Obligations	7,448,247,532	--	7,448,247,532	--
U.S. Government Agency - Mortgage Securities	4,714,061,760	--	4,714,061,760	--
Asset-Backed Securities	51,475,565	--	51,475,565	--
Commercial Mortgage Securities	280,895,268	--	280,895,268	--
Municipal Securities	69,484,140	--	69,484,140	--
Foreign Government and Government Agency Obligations	265,676,821	--	265,676,821	--
Supranational Obligations	277,507,895	--	277,507,895	--
Bank Notes	34,714,212	--	34,714,212	--
Money Market Funds	485,647,373	485,647,373	--	--
Total Investments in Securities:	$17,942,199,925	$485,647,373	$17,456,552,552	$--
Other Financial Instruments:
TBA Sale Commitments	$(58,234,569)	$--	$(58,234,569)	$--
Total Other Financial Instruments:	$(58,234,569)	$--	$(58,234,569)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $229,735,500) — See accompanying schedule: Unaffiliated issuers (cost $17,211,538,278)	$17,456,552,552
Fidelity Central Funds (cost $485,647,373)	485,647,373
Total Investment in Securities (cost $17,697,185,651)		$17,942,199,925
Receivable for investments sold
Regular delivery		4,761,980
Delayed delivery		2,726,909
Receivable for TBA sale commitments		58,235,232
Receivable for fund shares sold		632,060,419
Interest receivable		71,887,860
Distributions receivable from Fidelity Central Funds		33,612
Total assets		18,711,905,937
Liabilities
Payable for investments purchased
Regular delivery	$633,325,775
Delayed delivery	702,582,651
TBA sale commitments, at value	58,234,569
Payable for fund shares redeemed	810,746
Distributions payable	1,413
Other payables and accrued expenses	74,337
Collateral on securities loaned	232,437,500
Total liabilities		1,627,466,991
Net Assets		$17,084,438,946
Net Assets consist of:
Paid in capital		$16,850,969,902
Total accumulated earnings (loss)		233,469,044
Net Assets		$17,084,438,946
Net Asset Value, offering price and redemption price per share ($17,084,438,946 ÷ 1,625,069,433 shares)		$10.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2021 (Unaudited)
Investment Income
Interest		$120,464,229
Income from Fidelity Central Funds (including $57,584 from security lending)		159,280
Total income		120,623,509
Expenses
Custodian fees and expenses	$89,065
Independent trustees' fees and expenses	21,222
Miscellaneous	13,774
Total expenses before reductions	124,061
Expense reductions	(104)
Total expenses after reductions		123,957
Net investment income (loss)		120,499,552
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,354,646
Fidelity Central Funds	26
Total net realized gain (loss)		35,354,672
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(436,851,715)
Delayed delivery commitments	663
Total change in net unrealized appreciation (depreciation)		(436,851,052)
Net gain (loss)		(401,496,380)
Net increase (decrease) in net assets resulting from operations		$(280,996,828)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Year ended August 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$120,499,552	$247,782,771
Net realized gain (loss)	35,354,672	122,733,242
Change in net unrealized appreciation (depreciation)	(436,851,052)	352,001,208
Net increase (decrease) in net assets resulting from operations	(280,996,828)	722,517,221
Distributions to shareholders	(281,537,443)	(267,179,630)
Share transactions
Proceeds from sales of shares	5,648,587,466	7,645,308,248
Reinvestment of distributions	281,536,051	266,675,210
Cost of shares redeemed	(1,444,046,817)	(2,652,517,464)
Net increase (decrease) in net assets resulting from share transactions	4,486,076,700	5,259,465,994
Total increase (decrease) in net assets	3,923,542,429	5,714,803,585
Net Assets
Beginning of period	13,160,896,517	7,446,092,932
End of period	$17,084,438,946	$13,160,896,517
Other Information
Shares
Sold	525,246,066	722,597,297
Issued in reinvestment of distributions	26,206,967	25,082,619
Redeemed	(133,363,880)	(250,186,583)
Net increase (decrease)	418,089,153	497,493,333

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Bond Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.90	$10.50	$10.00
Income from Investment Operations
Net investment income (loss)B	.088	.242	.098
Net realized and unrealized gain (loss)	(.263)	.422	.501
Total from investment operations	(.175)	.664	.599
Distributions from net investment income	(.096)	(.250)	(.099)
Distributions from net realized gain	(.119)	(.014)	–
Total distributions	(.215)	(.264)	(.099)
Net asset value, end of period	$10.51	$10.90	$10.50
Total ReturnC,D	(1.64)%	6.42%	6.01%
Ratios to Average Net AssetsE,F
Expenses before reductionsG	- %H	-%	- %H
Expenses net of fee waivers, if anyG	- %H	-%	- %H
Expenses net of all reductionsG	- %H	-%	- %H
Net investment income (loss)	1.65%H	2.29%	2.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,084,439	$13,160,897	$7,446,093
Portfolio turnover rateI	80%H	71%J	20%J,K

 A For the period April 26, 2019 (commencement of operations) to August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity Series Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$476,638,563
Gross unrealized depreciation	(223,456,721)
Net unrealized appreciation (depreciation)	$253,181,842
Tax cost	$17,689,018,746

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Bond Index Fund	4,298,885,778	2,865,601,893

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, and cash valued at $1,900,607,034 in exchange for 182,575,123 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Series Bond Index Fund	$13,774

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Bond Index Fund	$6,713	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $104.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Expenses Paid During Period-B September 1, 2020 to February 28, 2021
Fidelity Series Bond Index Fund	- %-C
Actual		$1,000.00	$983.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2020 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In considering whether to renew the Advisory Contracts for the fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies and 529 plans.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that the fund does not pay FMR a management fee for investment advisory services. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.014% through December 31, 2022.

Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation agreements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and outflows from actively managed equity funds; and (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SBX-SANN-0421
1.9892976.101

Fidelity® SAI Low Duration Income Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	11.6%
AAA	5.4%
AA	11.9%
A	38.9%
BBB	11.3%
BB and Below	0.1%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	20.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	60.0%
U.S. Government and U.S. Government Agency Obligations	11.6%
Asset-Backed Securities	4.4%
CMOs and Other Mortgage Related Securities	0.1%
Other Investments	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	20.7%

 * Foreign investments - 16.2%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 60.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$15,000,000	$15,002,239
0.583% 3/1/24 (a)	3,719,000	3,715,776
		18,718,015
Entertainment - 0.2%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4754% 9/1/21 (b)(c)	4,252,000	4,256,337
3% 9/15/22	4,000,000	4,163,083
		8,419,420
Media - 0.6%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.6205% 3/4/22 (b)(c)	21,838,000	21,907,117
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	5,051,000	5,080,531

TOTAL COMMUNICATION SERVICES		54,125,083

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 2.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	6,998,000	7,001,485
0.4% 10/21/22	6,541,000	6,548,757
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.410% 0.6344% 4/12/21 (a)(b)(c)	12,568,000	12,575,586
3 month U.S. LIBOR + 0.500% 0.6976% 8/13/21 (a)(b)(c)	6,473,000	6,486,492
3.8% 4/6/23 (a)	2,000,000	2,135,672
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8651% 11/5/21 (a)(b)(c)	792,000	795,311
3 month U.S. LIBOR + 0.840% 1.0323% 5/4/23 (a)(b)(c)	11,390,000	11,525,757
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	18,837,000	18,980,397
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 1.0748% 4/9/21 (b)(c)	5,953,000	5,957,349
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	8,000,000	8,097,862
3.25% 1/5/23	3,000,000	3,138,195
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	15,450,000	15,518,766
2.5% 9/24/21 (a)	5,488,000	5,554,247
2.9% 5/13/22 (a)	3,000,000	3,087,911
		107,403,787
Textiles, Apparel & Luxury Goods - 0.4%
VF Corp. 2.05% 4/23/22	14,336,000	14,614,273

TOTAL CONSUMER DISCRETIONARY		122,018,060

CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.6454% 8/10/22 (a)(b)(c)	7,000,000	7,008,243
0.625% 2/10/23 (a)	1,550,000	1,552,747
0.8% 2/10/24 (a)	4,898,000	4,902,129
Walmart, Inc. 3.125% 6/23/21	6,221,000	6,277,922
		19,741,041
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	8,024,000	8,029,316
Tobacco - 0.2%
Philip Morris International, Inc. 4.125% 5/17/21	8,442,000	8,511,941

TOTAL CONSUMER STAPLES		36,282,298

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.1025% 5/11/23 (b)(c)	15,141,000	15,434,499
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	8,247,000	8,264,624
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.5238% 8/16/22 (b)(c)	16,722,000	16,794,500
Marathon Petroleum Corp. 4.5% 5/1/23	10,000,000	10,791,904
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.8138% 2/15/24 (b)(c)	13,500,000	13,532,145
Western Gas Partners LP 3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	2,872,000	2,827,377
		67,645,049
FINANCIALS - 42.5%
Banks - 24.5%
ABN AMRO Bank NV 3 month U.S. LIBOR + 0.570% 0.7598% 8/27/21 (a)(b)(c)	13,417,000	13,450,945
Bank of America Corp.:
0.81% 10/24/24 (b)	10,000,000	10,075,779
2.625% 4/19/21	6,841,000	6,862,391
2.816% 7/21/23 (b)	5,555,000	5,738,129
2.881% 4/24/23 (b)	29,130,000	29,962,195
3.004% 12/20/23 (b)	10,300,000	10,765,148
3.124% 1/20/23 (b)	12,972,000	13,281,487
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.63% 9/10/21 (b)(c)	12,584,000	12,609,133
3 month U.S. LIBOR + 0.460% 0.6845% 4/13/21 (b)(c)	3,547,000	3,549,060
3 month U.S. LIBOR + 0.570% 0.821% 3/26/22 (b)(c)	13,951,000	14,036,523
Bank of Nova Scotia 1.95% 2/1/23	10,000,000	10,313,165
Banque Federative du Credit Mutuel SA:
1.96% 7/21/21 (a)	15,640,000	15,736,055
2.5% 4/13/21 (a)	12,443,000	12,475,233
Barclays Bank PLC 1.7% 5/12/22	1,768,000	1,794,906
Barclays PLC 4.61% 2/15/23 (b)	12,488,000	12,964,787
BB&T Corp. 2.05% 5/10/21	18,784,000	18,819,877
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 0.9506% 6/11/21 (b)(c)	15,720,000	15,739,367
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.5826% 8/7/21 (a)(b)(c)	14,768,000	14,790,194
3.5% 3/1/23 (a)	2,500,000	2,648,944
BPCE SA 3 month U.S. LIBOR + 0.300% 0.5338% 1/14/22 (a)(b)(c)	14,548,000	14,581,858
Capital One Bank NA 2.014% 1/27/23 (b)	20,345,000	20,640,586
Capital One NA:
2.15% 9/6/22	12,023,000	12,334,981
2.25% 9/13/21	3,156,000	3,184,947
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	17,627,000	17,648,716
Citigroup, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.870% 0.9054% 11/4/22 (b)(c)	14,386,000	14,445,227
2.312% 11/4/22 (b)	4,669,000	4,725,999
3.142% 1/24/23 (b)	5,000,000	5,122,062
Credit Agricole CIB 3 month U.S. LIBOR + 0.400% 0.5955% 5/3/21 (a)(b)(c)	11,600,000	11,607,400
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 2.5134% 4/16/21 (b)(c)	6,064,000	6,081,041
3.45% 4/16/21	28,110,000	28,216,256
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 0.845% 2/1/22 (b)(c)	4,022,000	4,043,337
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 1.3254% 6/7/21 (b)(c)	6,276,000	6,288,486
2.776% 4/25/23 (b)	13,800,000	14,173,083
3.375% 5/1/23	3,000,000	3,187,761
3.514% 6/18/22 (b)	14,243,000	14,377,992
4.35% 8/15/21	23,862,000	24,306,330
4.625% 5/10/21	8,275,000	8,344,852
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.865% 2/1/22 (b)(c)	13,650,000	13,724,992
3 month U.S. LIBOR + 0.810% 0.9924% 11/22/21 (b)(c)	6,915,000	6,953,447
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.340% 0.37% 1/3/24 (b)(c)	15,000,000	15,027,967
Lloyds Banking Group PLC:
2.907% 11/7/23 (b)	9,000,000	9,346,055
3% 1/11/22	10,980,000	11,230,798
3.1% 7/6/21	3,079,000	3,109,402
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8653% 7/26/21 (b)(c)	12,010,000	12,039,454
3 month U.S. LIBOR + 0.700% 0.9254% 3/7/22 (b)(c)	15,883,000	15,981,908
2.95% 3/1/21	24,161,000	24,161,000
3.218% 3/7/22	4,789,000	4,928,628
3.535% 7/26/21	12,160,000	12,319,157
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.1298% 2/28/22 (b)(c)	6,174,000	6,226,815
3 month U.S. LIBOR + 1.140% 1.3595% 9/13/21 (b)(c)	6,528,000	6,565,889
3 month U.S. LIBOR + 1.480% 1.7044% 4/12/21 (a)(b)(c)	2,828,000	2,832,808
2.632% 4/12/21 (a)	1,525,000	1,529,205
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.8254% 3/7/22 (b)(c)	15,852,000	15,925,828
NatWest Markets PLC 2.375% 5/21/23 (a)	5,000,000	5,205,713
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6604% 12/9/22 (b)(c)	16,213,000	16,259,062
1.743% 2/24/23 (b)	7,044,000	7,137,050
Rabobank Nederland 3.875% 2/8/22	4,951,000	5,118,555
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 0.6453% 4/26/21 (b)(c)	20,596,000	20,610,438
3 month U.S. LIBOR + 0.830% 1.0548% 1/10/22 (b)(c)	9,258,000	9,326,198
Regions Financial Corp. 3.8% 8/14/23	5,000,000	5,388,342
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 0.6015% 4/30/21 (b)(c)	11,097,000	11,104,180
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4929% 10/26/23 (b)(c)	15,700,000	15,778,708
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.6215% 5/17/21 (a)(b)(c)	11,987,000	11,997,625
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	852,000	851,807
2.442% 10/19/21	15,585,000	15,799,640
2.934% 3/9/21	14,779,000	14,786,958
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.6455% 5/24/21 (b)(c)	22,199,000	22,222,550
Synovus Bank 2.289% 2/10/23 (b)	2,307,000	2,334,041
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.270% 0.4988% 3/17/21 (b)(c)	9,476,000	9,477,627
3 month U.S. LIBOR + 0.530% 0.7554% 12/1/22 (b)(c)	12,858,000	12,955,206
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.5106% 9/28/23 (b)(c)	7,342,000	7,383,696
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	15,810,000	15,894,267
0.25% 1/6/23	10,000,000	9,991,891
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7919% 8/2/22 (b)(c)	9,332,000	9,351,827
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.730% 0.7951% 3/9/23 (b)(c)	14,724,000	14,867,412
Truist Financial Corp. 2.2% 3/16/23	9,180,000	9,505,110
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.4036% 1/21/22 (b)(c)	16,596,000	16,616,785
Wells Fargo & Co.:
2.5% 3/4/21	26,987,000	26,990,484
4.6% 4/1/21	4,620,000	4,636,355
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.620% 0.8098% 5/27/22 (b)(c)	26,723,000	26,759,958
2.082% 9/9/22 (b)	9,426,000	9,512,931
		938,692,001
Capital Markets - 8.4%
Credit Suisse AG:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.390% 0.4325% 2/2/24 (b)(c)	10,000,000	10,023,000
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4892% 2/4/22 (b)(c)	27,220,000	27,285,600
2.1% 11/12/21	12,355,000	12,513,539
2.8% 4/8/22	11,303,000	11,614,440
Deutsche Bank AG New York Branch:
3.3% 11/16/22	10,000,000	10,426,670
3.375% 5/12/21	6,826,000	6,861,837
5% 2/14/22	22,938,000	23,866,530
E*TRADE Financial Corp. 2.95% 8/24/22	5,520,000	5,714,915
Goldman Sachs Group, Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.540% 0.5757% 11/17/23 (b)(c)	16,800,000	16,860,740
0.627% 11/17/23 (b)	7,800,000	7,824,061
5.75% 1/24/22	9,385,000	9,841,595
Intercontinental Exchange, Inc. 0.7% 6/15/23	2,000,000	2,011,492
Morgan Stanley:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	28,100,000	28,213,453
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.830% 0.8929% 6/10/22 (b)(c)	19,324,000	19,358,010
0.56% 11/10/23 (b)	11,540,000	11,556,039
2.5% 4/21/21	18,556,000	18,614,868
2.625% 11/17/21	9,635,000	9,795,322
3.125% 1/23/23	10,000,000	10,509,670
4.875% 11/1/22	5,000,000	5,360,647
5.5% 7/28/21	6,768,000	6,909,785
NASDAQ, Inc. 0.445% 12/21/22	6,732,000	6,734,863
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	20,664,000	20,710,539
UBS AG London Branch 1.75% 4/21/22 (a)	14,179,000	14,405,094
UBS Group AG:
3 month U.S. LIBOR + 1.780% 2.0138% 4/14/21 (a)(b)(c)	12,815,000	12,842,860
2.65% 2/1/22 (a)	3,000,000	3,063,727
3% 4/15/21 (a)	7,698,000	7,723,653
		320,642,949
Consumer Finance - 5.1%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7951% 11/5/21 (b)(c)	6,334,000	6,354,770
3 month U.S. LIBOR + 0.610% 0.815% 8/1/22 (b)(c)	10,997,000	11,070,240
3 month U.S. LIBOR + 0.620% 0.802% 5/20/22 (b)(c)	14,202,000	14,290,862
2.75% 5/20/22	17,201,000	17,681,647
3.375% 5/17/21	22,884,000	22,971,994
3.7% 11/5/21	12,596,000	12,855,311
American Express Credit Corp.:
2.25% 5/5/21	9,684,000	9,702,400
2.7% 3/3/22	10,903,000	11,144,691
Capital One Financial Corp. 3.2% 1/30/23	10,000,000	10,504,373
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.240% 0.4595% 3/12/21 (b)(c)	12,568,000	12,569,176
3 month U.S. LIBOR + 0.260% 0.49% 9/10/21 (b)(c)	6,284,000	6,291,908
2.75% 3/15/22	3,246,000	3,328,760
2.875% 3/12/21	5,237,000	5,240,928
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.3188% 8/13/21 (b)(c)	13,017,000	13,021,856
3 month U.S. LIBOR + 0.280% 0.5045% 4/13/21 (b)(c)	10,997,000	11,001,139
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.300% 0.33% 6/13/22 (b)(c)	16,000,000	16,035,358
0.45% 7/22/22	12,460,000	12,500,534
		196,565,947
Diversified Financial Services - 1.0%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 0.711% 6/25/21 (a)(b)(c)	6,523,000	6,532,400
Athene Global Funding 0.95% 1/8/24 (a)	7,649,000	7,663,890
BP Capital Markets America, Inc. 4.742% 3/11/21	9,223,000	9,232,799
Equitable Holdings, Inc. 3.9% 4/20/23	12,000,000	12,838,883
		36,267,972
Insurance - 3.5%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	7,573,000	7,568,002
Allstate Corp. 3 month U.S. LIBOR + 0.430% 0.681% 3/29/21 (b)(c)	4,727,000	4,728,869
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	10,000,000	10,009,900
Metropolitan Life Global Funding I:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.570% 0.6204% 1/13/23 (a)(b)(c)	15,072,000	15,170,570
3.875% 4/11/22 (a)	4,000,000	4,158,902
Metropolitan Tower Global Funding:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.550% 0.5981% 1/17/23 (a)(b)(c)	8,099,000	8,152,586
0.55% 7/13/22 (a)	17,297,000	17,362,348
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5036% 1/21/22 (a)(b)(c)	7,855,000	7,874,491
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	12,954,000	12,985,446
3 month U.S. LIBOR + 0.320% 0.5126% 8/6/21 (a)(b)(c)	8,679,000	8,690,132
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.220% 0.28% 2/2/23 (a)(b)(c)	6,000,000	6,002,520
2% 4/13/21 (a)	12,490,000	12,515,921
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.771% 6/28/21 (a)(b)(c)	15,993,000	16,019,986
Prudential Financial, Inc. 4.5% 11/16/21	3,590,000	3,696,189
		134,935,862

TOTAL FINANCIALS		1,627,104,731

HEALTH CARE - 3.1%
Biotechnology - 0.9%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8324% 11/21/22 (b)(c)	6,384,000	6,433,984
2.3% 11/21/22	3,000,000	3,096,756
2.9% 11/6/22	7,000,000	7,290,978
3.25% 10/1/22	14,429,000	14,962,733
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	1,563,000	1,569,709
		33,354,160
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 2.894% 6/6/22	6,796,000	6,991,851
Health Care Providers & Services - 0.6%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (b)(c)	6,495,000	6,495,974
3.35% 3/9/21	6,384,000	6,387,575
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.260% 0.4765% 6/15/21 (b)(c)	8,850,000	8,856,262
		21,739,811
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 0.881% 6/25/21 (a)(b)(c)	18,805,000	18,831,403
3.5% 6/25/21 (a)	8,439,000	8,501,245
Bayer U.S. Finance LLC 3% 10/8/21 (a)	10,000,000	10,156,917
Bristol-Myers Squibb Co. 2.55% 5/14/21	18,026,000	18,106,727
		55,596,292

TOTAL HEALTH CARE		117,682,114

INDUSTRIALS - 3.7%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	17,805,000	17,899,901
The Boeing Co. 4.508% 5/1/23	2,000,000	2,145,176
		20,045,077
Industrial Conglomerates - 0.4%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.5626% 8/8/22 (b)(c)	16,702,000	16,775,556
Machinery - 2.4%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.4009% 11/12/21 (b)(c)	11,810,000	11,824,030
3 month U.S. LIBOR + 0.220% 0.4573% 1/6/22 (b)(c)	5,252,000	5,260,745
3 month U.S. LIBOR + 0.230% 0.4465% 3/15/21 (b)(c)	6,284,000	6,284,632
3 month U.S. LIBOR + 0.300% 0.5259% 3/8/21 (b)(c)	13,833,000	13,833,878
0.25% 3/1/23	10,000,000	9,988,845
0.95% 5/13/22	15,487,000	15,611,062
1.9% 9/6/22	5,300,000	5,430,225
2.65% 5/17/21	17,126,000	17,213,648
2.9% 3/15/21	6,429,000	6,435,285
		91,882,350
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	6,005,000	5,998,371
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	8,161,000	8,155,061
		14,153,432
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.75% 2/1/22	1,200,000	1,228,379

TOTAL INDUSTRIALS		144,084,794

INFORMATION TECHNOLOGY - 0.9%
IT Services - 0.4%
IBM Corp. 2.85% 5/13/22	14,723,000	15,182,122
Semiconductors & Semiconductor Equipment - 0.5%
NVIDIA Corp. 2.2% 9/16/21	17,874,000	18,027,101

TOTAL INFORMATION TECHNOLOGY		33,209,223

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Kimco Realty Corp. 3.4% 11/1/22	2,000,000	2,083,014
UTILITIES - 2.5%
Electric Utilities - 1.1%
Florida Power & Light Co. 3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	9,286,000	9,286,390
Georgia Power Co. 2.4% 4/1/21	5,360,000	5,360,000
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	10,000,000	10,003,500
2.9% 4/1/22	5,000,000	5,139,256
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	4,027,000	4,030,718
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	6,627,000	6,632,084
Southern Co. 2.95% 7/1/23	2,000,000	2,105,777
		42,557,725
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	8,141,000	8,142,221
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	2,073,000	2,073,440
		10,215,661
Multi-Utilities - 1.1%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.651% 6/25/21 (b)(c)	11,265,000	11,278,894
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	5,803,000	5,815,424
2.715% 8/15/21	7,457,000	7,535,018
DTE Energy Co. 0.55% 11/1/22	15,140,000	15,171,391
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,072,698
		41,873,425

TOTAL UTILITIES		94,646,811

TOTAL NONCONVERTIBLE BONDS
(Cost $2,296,305,025)		2,298,881,177

U.S. Government and Government Agency Obligations - 11.6%
U.S. Government Agency Obligations - 0.6%
Fannie Mae U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.180% 0.21% 7/8/22 (b)(c)	13,071,000	13,094,764
Freddie Mac U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.130% 0.16% 8/5/22 (b)(c)	8,562,000	8,571,085

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		21,665,849

U.S. Treasury Obligations - 11.0%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.169% 4/30/21 (b)(c)	$35,976,900	$35,982,035
0.125% 5/31/22	69,799,000	69,809,906
0.125% 6/30/22	115,365,400	115,405,962
0.125% 12/31/22	56,000,000	55,997,813
1.75% 7/31/21	82,822,700	83,408,282
1.875% 11/30/21	59,699,700	60,508,911

TOTAL U.S. TREASURY OBLIGATIONS		421,112,909

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $442,652,243)		442,778,758

Asset-Backed Securities - 4.4%
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	$1,044,000	$1,044,883
American Express Credit Account Master Trust Series 2019-3 Class A, 2% 4/15/25	5,000,000	5,136,007
CarMax Auto Owner Trust:
Series 2020-4:
Class A2, 0.31% 1/16/24	15,000,000	15,010,191
Class A3, 0.5% 8/15/25	5,827,000	5,841,519
Series 2021-1 Class A3, 0.34% 12/15/25	5,281,000	5,272,370
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	2,952,000	2,950,971
GM Financial Consumer Automobile Receivables Trust Series 2020-4:
Class A2, 0.26% 11/16/23	15,000,000	15,003,779
Class A3, 0.38% 8/18/25	6,766,000	6,765,471
GMF Floorplan Owner Revolving Trust Series 2020-2 Class A, 0.69% 10/15/25 (a)	7,642,000	7,677,459
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3, 0.33% 1/16/24 (a)	5,867,000	5,871,878
Hyundai Auto Receivables Trust Series 2020-C:
Class A2, 0.26% 9/15/23	10,000,000	10,002,951
Class A3, 0.38% 5/15/25	7,449,000	7,457,104
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23 (a)(b)(c)	7,098,000	7,078,963
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	5,909,000	5,906,558
Santander Retail Auto Lease Trust Series 2020-B:
Class A2, 0.42% 11/20/23 (a)	10,000,000	10,015,752
Class A3, 0.57% 4/22/24 (a)	8,450,000	8,452,659
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	432,000	432,447
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	6,570,000	6,649,079
Series 2020-A:
Class A2, 0.27% 4/20/23	12,500,000	12,502,191
Class A3, 0.39% 1/22/24	10,316,000	10,331,848
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	5,830,000	5,914,829
Series 2020-B:
Class A2, 0.32% 9/15/23	10,514,634	10,518,569
Class A3, 0.45% 2/15/24	4,816,000	4,820,343
TOTAL ASSET-BACKED SECURITIES
(Cost $170,590,136)		170,657,821

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (Cost $2,653,997)(a)	2,654,000	2,651,020

Bank Notes - 3.2%
Capital One NA 2.95% 7/23/21	4,554,000	4,591,934
Citibank NA 2.844% 5/20/22 (b)	15,710,000	15,794,349
Fifth Third Bank, Cincinnati 2.25% 6/14/21	21,471,000	21,558,338
KeyBank NA 3.35% 6/15/21	7,400,000	7,466,108
PNC Bank NA 2.15% 4/29/21	12,232,000	12,250,678
Svenska Handelsbanken AB 3.35% 5/24/21	12,714,000	12,805,120
Truist Bank:
2.8% 5/17/22	$24,385,000	$25,077,169
3.502% 8/2/22 (b)	100,000	101,302
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	6,158,000	6,236,477
3.15% 4/26/21	3,142,000	3,148,462
Wells Fargo Bank NA 3.625% 10/22/21	12,224,000	12,451,784
TOTAL BANK NOTES
(Cost $121,443,242)		121,481,721

Certificates of Deposit - 3.6%
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3913% 7/15/21 (b)(c)	15,553,000	15,562,836
Credit Suisse AG yankee 0.43% 7/14/21	15,710,000	15,725,740
Mitsubishi UFJ Trust & Banking Corp. yankee 0.25% 4/22/21	16,400,000	16,403,806
Mizuho Corporate Bank Ltd. yankee:
0.25% 4/26/21	16,400,000	16,403,492
0.29% 6/9/21	15,000,000	15,005,399
Sumitomo Mitsui Banking Corp. yankee:
0.25% 4/21/21	16,400,000	16,403,293
0.26% 6/7/21	15,000,000	15,004,329
0.27% 5/10/21	14,000,000	14,003,885
Sumitomo Mitsui Trust Bank Ltd. yankee 0.27% 5/19/21	15,000,000	15,004,368
TOTAL CERTIFICATES OF DEPOSIT
(Cost $139,478,600)		139,517,148

Commercial Paper - 4.8%
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 0.28% 4/7/21 (a)	15,000,000	14,997,617
HSBC U.S.A., Inc.:
yankee:
0.4% 10/5/21	14,000,000	13,969,490
0.4% 2/4/22	14,400,000	14,349,923
0.42% 8/23/21	15,000,000	14,974,338
0.38% 5/21/21	16,400,000	16,390,127
Natexis Banques Populaires New York Branch yankee 0.25% 3/3/21	15,000,000	14,999,813
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.255% 3/1/21	15,000,000	14,999,900
0.255% 3/18/21	15,000,000	14,999,292
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.314% 7/20/21 (b)(c)	15,553,000	15,560,203
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.34% 6/10/21 (b)(c)	16,370,000	16,375,790
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.4038% 7/14/21 (b)(c)	15,600,000	15,608,062
yankee 0% 6/23/21	15,585,000	15,576,187
TOTAL COMMERCIAL PAPER
(Cost $182,762,893)		182,800,742

Master Notes - 0.4%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21 (b)(c)(d)
(Cost $16,000,000)	16,000,000	16,000,000
TOTAL MASTER NOTES
(Cost $16,000,000)		16,000,000
	Shares	Value

Money Market Funds - 13.5%
Fidelity Cash Central Fund 0.07% (e)
(Cost $516,620,811)	516,517,507	516,620,811
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $3,888,506,947)		3,891,389,198
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(61,551,238)
NET ASSETS - 100%		$3,829,837,960

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $514,732,594 or 13.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,000,000 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3403% 5/28/21	11/30/20	$16,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,584
Total	$85,584

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $0. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $1,673,811,086 and $1,157,190,047, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,298,881,177	$--	$2,298,881,177	$--
U.S. Government and Government Agency Obligations	442,778,758	--	442,778,758	--
Asset-Backed Securities	170,657,821	--	170,657,821	--
Collateralized Mortgage Obligations	2,651,020	--	2,651,020	--
Bank Notes	121,481,721	--	121,481,721	--
Certificates of Deposit	139,517,148	--	139,517,148	--
Commercial Paper	182,800,742	--	182,800,742	--
Master Notes	16,000,000	--	16,000,000	--
Money Market Funds	516,620,811	516,620,811	--	--
Total Investments in Securities:	$3,891,389,198	$516,620,811	$3,374,768,387	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.8%
Canada	4.0%
Japan	3.5%
United Kingdom	2.2%
France	1.9%
Sweden	1.6%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,371,886,136)	$3,374,768,387
Fidelity Central Funds (cost $516,620,811)	516,620,811
Total Investment in Securities (cost $3,888,506,947)		$3,891,389,198
Receivable for investments sold		10,259,800
Receivable for fund shares sold		9,994,410
Interest receivable		10,707,383
Distributions receivable from Fidelity Central Funds		8,807
Prepaid expenses		14,121
Receivable from investment adviser for expense reductions		317,636
Total assets		3,922,691,355
Liabilities
Payable to custodian bank	$25
Payable for investments purchased	87,621,956
Payable for fund shares redeemed	4,110,477
Distributions payable	26,582
Accrued management fee	844,276
Other payables and accrued expenses	250,079
Total liabilities		92,853,395
Net Assets		$3,829,837,960
Net Assets consist of:
Paid in capital		$3,826,161,605
Total accumulated earnings (loss)		3,676,355
Net Assets		$3,829,837,960
Net Asset Value, offering price and redemption price per share ($3,829,837,960 ÷ 382,623,790 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 15, 2020 (commencement of operations) to February 28, 2021 (Unaudited)
Investment Income
Interest		$5,561,120
Income from Fidelity Central Funds		85,584
Total income		5,646,704
Expenses
Management fee	$4,674,852
Custodian fees and expenses	18,287
Independent trustees' fees and expenses	3,002
Registration fees	1,055,438
Audit	23,459
Legal	1,557
Miscellaneous	4
Total expenses before reductions	5,776,599
Expense reductions	(2,392,316)
Total expenses after reductions		3,384,283
Net investment income (loss)		2,262,421
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	341,457
Fidelity Central Funds	(228)
Total net realized gain (loss)		341,229
Change in net unrealized appreciation (depreciation) on investment securities		2,882,251
Net gain (loss)		3,223,480
Net increase (decrease) in net assets resulting from operations		$5,485,901

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 15, 2020 (commencement of operations) to February 28, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,262,421
Net realized gain (loss)	341,229
Change in net unrealized appreciation (depreciation)	2,882,251
Net increase (decrease) in net assets resulting from operations	5,485,901
Distributions to shareholders	(1,809,546)
Share transactions
Proceeds from sales of shares	4,975,262,261
Reinvestment of distributions	1,718,944
Cost of shares redeemed	(1,150,819,600)
Net increase (decrease) in net assets resulting from share transactions	3,826,161,605
Total increase (decrease) in net assets	3,829,837,960
Net Assets
Beginning of period	–
End of period	$3,829,837,960
Other Information
Shares
Sold	497,436,080
Issued in reinvestment of distributions	171,826
Redeemed	(114,984,116)
Net increase (decrease)	382,623,790

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Low Duration Income Fund

Six months ended (Unaudited) February 28,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.007
Net realized and unrealized gain (loss)	.008
Total from investment operations	.015
Distributions from net investment income	(.005)
Total distributions	(.005)
Net asset value, end of period	$10.01
Total ReturnC,D	.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.38%G
Expenses net of fee waivers, if any	.22%G
Expenses net of all reductions	.22%G
Net investment income (loss)	.15%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,829,838
Portfolio turnover rateH	11%I,J

 A For the period September 15, 2020 (commencement of operations) to February 28, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity SAI Low Duration Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,573,569
Gross unrealized depreciation	(326,381)
Net unrealized appreciation (depreciation)	$3,247,188
Tax cost	$3,888,142,010

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Low Duration Income Fund	813,160,160	144,249,570

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $3,573,444,362 in exchange for 357,344,436 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .22% of average net assets. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,392,316.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 15, 2020 to February 28, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2021	Expenses Paid During Period
Fidelity SAI Low Duration Income Fund	.22%
Actual		$1,000.00	$1,001.50	$1.01-B
Hypothetical-C		$1,000.00	$1,023.70	$1.10-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 167/365 (to reflect the period September 15, 2020 to February 28, 2021).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Low Duration Income Fund

At its May 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.22% through December 31, 2021.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of the fund are reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

LDI-SANN-0421
1.9900848.100

Fidelity® SAI Short-Term Bond Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

February 28, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of February 28, 2021
U.S. Government and U.S. Government Agency Obligations	24.4%
AAA	17.1%
AA	5.6%
A	21.0%
BBB	23.4%
BB and Below	2.5%
Not Rated	1.6%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2021*
Corporate Bonds	50.0%
U.S. Government and U.S. Government Agency Obligations	24.3%
Asset-Backed Securities	12.3%
CMOs and Other Mortgage Related Securities	7.0%
Municipal Bonds	0.3%
Other Investments	1.7%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 11.7%

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 50.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.5%
NTT Finance Corp.:
0.373% 3/3/23 (a)	$3,840,000	$3,840,573
0.583% 3/1/24 (a)	1,597,000	1,595,615
Verizon Communications, Inc.:
2.946% 3/15/22	836,000	859,081
5.15% 9/15/23	2,215,000	2,471,785
		8,767,054
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.464% 7/23/22	5,374,000	5,623,235
Comcast Corp. 3.1% 4/1/25	224,000	242,401
Discovery Communications LLC 2.95% 3/20/23	3,000,000	3,144,497
Time Warner Cable LLC 4% 9/1/21	2,080,000	2,097,804
		11,107,937
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.8358% 3/22/22 (b)(c)	4,302,000	4,327,152
T-Mobile U.S.A., Inc. 3.5% 4/15/25 (a)	3,440,000	3,719,431
		8,046,583

TOTAL COMMUNICATION SERVICES		27,921,574

CONSUMER DISCRETIONARY - 4.0%
Automobiles - 3.3%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3324% 2/22/23 (b)(c)	3,038,000	3,039,513
0.4% 10/21/22	2,915,000	2,918,457
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	5,956,000	6,312,330
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 1.0323% 5/4/23 (a)(b)(c)	2,870,000	2,904,208
3 month U.S. LIBOR + 0.900% 1.0938% 2/15/22 (a)(b)(c)	4,453,000	4,486,899
0.75% 3/1/24 (a)	3,927,000	3,933,503
3.35% 5/4/21 (a)	4,423,000	4,446,128
General Motors Financial Co., Inc.:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 1.200% 1.2357% 11/17/23 (b)(c)	2,500,000	2,530,582
1.25% 1/8/26	3,096,000	3,061,027
3.55% 4/9/21	2,054,000	2,060,039
4.2% 11/6/21	9,392,000	9,633,599
5.2% 3/20/23	3,000,000	3,271,226
Volkswagen Group of America Finance LLC:
0.875% 11/22/23 (a)	4,500,000	4,524,698
2.5% 9/24/21 (a)	1,260,000	1,275,210
2.9% 5/13/22 (a)	1,683,000	1,732,318
		56,129,737
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 1.3% 5/7/22	880,000	889,773
Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. 0.8% 6/3/25	2,085,000	2,081,764
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	1,457,000	1,506,247
Specialty Retail - 0.1%
TJX Companies, Inc. 3.5% 4/15/25	1,068,000	1,171,416
Textiles, Apparel & Luxury Goods - 0.3%
VF Corp. 2.05% 4/23/22	4,589,000	4,678,076

TOTAL CONSUMER DISCRETIONARY		66,457,013

CONSUMER STAPLES - 2.3%
Beverages - 0.1%
Molson Coors Beverage Co. 3.5% 5/1/22	2,558,000	2,646,057
Food & Staples Retailing - 0.2%
7-Eleven, Inc.:
0.625% 2/10/23 (a)	667,000	668,182
0.8% 2/10/24 (a)	2,817,000	2,819,375
		3,487,557
Food Products - 0.6%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 0.7634% 4/16/21 (b)(c)	2,949,000	2,950,954
Mondelez International, Inc.:
0.625% 7/1/22	4,700,000	4,718,172
2.125% 4/13/23	1,715,000	1,774,602
		9,443,728
Tobacco - 1.4%
Altria Group, Inc. 2.35% 5/6/25	621,000	648,987
BAT Capital Corp. 3.222% 8/15/24	5,286,000	5,681,927
BAT International Finance PLC 1.668% 3/25/26	3,286,000	3,294,055
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (a)	3,612,000	3,845,540
3.75% 7/21/22 (a)	2,978,000	3,088,689
Philip Morris International, Inc.:
1.125% 5/1/23	3,030,000	3,079,963
2.875% 5/1/24	3,258,000	3,473,491
		23,112,652

TOTAL CONSUMER STAPLES		38,689,994

ENERGY - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Canadian Natural Resources Ltd. 2.05% 7/15/25	2,208,000	2,260,283
Cenovus Energy, Inc. 3% 8/15/22	2,841,000	2,913,901
Chevron Corp. 1.141% 5/11/23	3,083,000	3,137,516
Chevron U.S.A., Inc. 0.426% 8/11/23	2,013,000	2,015,969
Enbridge, Inc. U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.400% 0.4267% 2/17/23 (b)(c)	1,410,000	1,413,013
Energy Transfer Partners LP:
3.6% 2/1/23	1,867,000	1,949,536
4.2% 9/15/23	952,000	1,025,289
4.25% 3/15/23	2,222,000	2,354,484
Enterprise Products Operating LP 3.35% 3/15/23	3,500,000	3,672,924
Equinor ASA 1.75% 1/22/26	690,000	711,370
Kinder Morgan Energy Partners LP 3.5% 9/1/23	1,826,000	1,946,313
Kinder Morgan, Inc. 3.15% 1/15/23	3,142,000	3,294,628
Marathon Petroleum Corp. 4.5% 5/1/23	6,527,000	7,043,876
MPLX LP:
3 month U.S. LIBOR + 1.100% 1.3304% 9/9/22 (b)(c)	693,000	693,471
1.75% 3/1/26	4,929,000	4,966,949
4.5% 7/15/23	2,562,000	2,766,428
Occidental Petroleum Corp. 2.9% 8/15/24	1,348,000	1,311,847
Phillips 66 Co.:
0.9% 2/15/24	4,500,000	4,505,406
3.7% 4/6/23	2,697,000	2,872,076
3.85% 4/9/25	3,943,000	4,346,882
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	3,085,000	3,168,065
Schlumberger Investment SA 3.3% 9/14/21 (a)	2,964,000	2,990,416
Shell International Finance BV 3.5% 11/13/23	896,000	970,151
Suncor Energy, Inc. 3.6% 12/1/24	3,943,000	4,318,813
The Williams Companies, Inc.:
3.6% 3/15/22	5,256,000	5,396,234
4% 11/15/21	1,643,000	1,669,608
Valero Energy Corp.:
1.2% 3/15/24	3,986,000	4,020,175
2.7% 4/15/23	587,000	611,936
Western Gas Partners LP:
3 month U.S. LIBOR + 1.850% 2.3245% 1/13/23 (b)(c)	1,253,000	1,233,532
4.35% 2/1/25	2,019,000	2,066,689
5.375% 6/1/21	5,750,000	5,750,000
		87,397,780
FINANCIALS - 25.8%
Banks - 13.6%
ABN AMRO Bank NV 3.4% 8/27/21 (a)	5,139,000	5,217,627
Bank of America Corp.:
0.81% 10/24/24 (b)	3,000,000	3,022,734
3.004% 12/20/23 (b)	12,232,000	12,784,397
3.124% 1/20/23 (b)	1,474,000	1,509,167
Bank of Nova Scotia 0.8% 6/15/23	5,422,000	5,474,613
Banque Federative du Credit Mutuel SA 2.5% 4/13/21 (a)	2,949,000	2,956,639
Barclays Bank PLC 1.7% 5/12/22	840,000	852,783
Barclays PLC:
1.007% 12/10/24 (b)	2,279,000	2,290,667
2.852% 5/7/26 (b)	2,387,000	2,518,552
BNP Paribas SA 3.5% 3/1/23 (a)	10,101,000	10,702,794
BPCE SA 2.75% 12/2/21	1,474,000	1,501,272
Canadian Imperial Bank of Commerce 0.95% 6/23/23	8,205,000	8,299,070
Capital One Bank NA 2.014% 1/27/23 (b)	6,572,000	6,667,483
Capital One NA 2.15% 9/6/22	1,132,000	1,161,374
Citibank NA 3 month U.S. LIBOR + 0.600% 0.7824% 5/20/22 (b)(c)	3,707,000	3,711,567
Citigroup, Inc.:
2.312% 11/4/22 (b)	6,713,000	6,794,953
2.75% 4/25/22	2,949,000	3,024,809
3.106% 4/8/26 (b)	3,286,000	3,533,184
3.142% 1/24/23 (b)	3,568,000	3,655,103
Danske Bank A/S 3.875% 9/12/23 (a)	3,715,000	3,997,451
HSBC Holdings PLC:
1.645% 4/18/26 (b)	3,331,000	3,368,493
3.262% 3/13/23 (b)	3,661,000	3,769,472
ING Groep NV 3.15% 3/29/22	6,001,000	6,187,079
JPMorgan Chase & Co.:
1.514% 6/1/24 (b)	6,888,000	7,050,441
3.207% 4/1/23 (b)	3,049,000	3,143,417
3.514% 6/18/22 (b)	12,427,000	12,544,781
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 0.6826% 5/7/21 (b)(c)	3,583,000	3,585,974
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	1,027,000	1,037,536
2.907% 11/7/23 (b)	5,782,000	6,004,321
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (b)	3,944,000	3,972,330
2.193% 2/25/25	4,466,000	4,645,491
2.623% 7/18/22	2,064,000	2,128,041
3.218% 3/7/22	3,285,000	3,380,777
Mizuho Financial Group, Inc. 0.849% 9/8/24 (b)	2,087,000	2,100,413
PNC Bank NA 2.028% 12/9/22 (b)	2,558,000	2,591,727
Regions Financial Corp. 2.25% 5/18/25	1,933,000	2,024,108
Royal Bank of Canada:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.450% 0.4929% 10/26/23 (b)(c)	5,000,000	5,025,066
1.6% 4/17/23	3,286,000	3,370,242
2.55% 7/16/24	4,245,000	4,520,238
Royal Bank of Scotland Group PLC:
2.359% 5/22/24 (b)	2,599,000	2,690,569
3.875% 9/12/23	6,951,000	7,502,013
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	3,539,000	3,804,849
4.45% 12/3/21	3,111,000	3,196,294
Svenska Handelsbanken AB 0.625% 6/30/23 (a)	5,060,000	5,089,092
Synovus Bank 2.289% 2/10/23 (b)	1,009,000	1,020,827
The Toronto-Dominion Bank:
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.480% 0.5222% 1/27/23 (b)(c)	3,616,000	3,635,273
0.75% 6/12/23	8,265,000	8,343,986
Wells Fargo & Co.:
1.654% 6/2/24 (b)	4,022,000	4,122,628
2.164% 2/11/26 (b)	9,858,000	10,251,170
Wells Fargo Bank NA 2.082% 9/9/22 (b)	3,286,000	3,316,305
Zions Bancorp NA:
3.35% 3/4/22	1,314,000	1,347,377
3.5% 8/27/21	3,250,000	3,299,384
		227,745,953
Capital Markets - 5.5%
Credit Suisse AG:
1% 5/5/23	3,943,000	3,995,228
2.1% 11/12/21	2,565,000	2,597,914
2.8% 4/8/22	1,708,000	1,755,062
Credit Suisse Group AG 3.574% 1/9/23 (a)	2,949,000	3,025,640
Deutsche Bank AG New York Branch:
2.222% 9/18/24 (b)	3,302,000	3,397,962
3.375% 5/12/21	3,215,000	3,231,879
Goldman Sachs Group, Inc.:
0.627% 11/17/23 (b)	3,500,000	3,510,797
2.876% 10/31/22 (b)	5,898,000	5,993,421
2.905% 7/24/23 (b)	6,153,000	6,360,298
3% 4/26/22	7,531,000	7,560,443
Intercontinental Exchange, Inc. 0.7% 6/15/23	3,425,000	3,444,680
Moody's Corp. 4.875% 2/15/24	2,500,000	2,782,162
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1524% 7/22/22 (b)(c)	3,049,000	3,059,089
U.S. SECURED OVERNIGHT FINL RATE (SOFR) INDX + 0.700% 0.742% 1/20/23 (b)(c)	6,672,000	6,698,938
0.56% 11/10/23 (b)	4,250,000	4,255,907
2.625% 11/17/21	8,004,000	8,137,183
3.737% 4/24/24 (b)	2,949,000	3,148,608
4% 7/23/25	3,286,000	3,694,719
NASDAQ, Inc. 0.445% 12/21/22	1,823,000	1,823,775
State Street Corp. 2.825% 3/30/23 (b)	198,000	203,512
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.635% 11/1/21 (b)(c)	4,423,000	4,432,961
UBS AG London Branch 1.75% 4/21/22 (a)	5,586,000	5,675,073
UBS Group AG 1.008% 7/30/24 (a)(b)	4,110,000	4,145,024
		92,930,275
Consumer Finance - 3.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	2,616,000	2,557,512
4.125% 7/3/23	1,217,000	1,294,504
4.875% 1/16/24	986,000	1,076,145
Ally Financial, Inc.:
3.05% 6/5/23	2,805,000	2,949,482
5.125% 9/30/24	3,126,000	3,566,952
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.815% 8/1/22 (b)(c)	4,929,000	4,961,827
2.65% 12/2/22	1,693,000	1,761,558
2.75% 5/20/22	3,992,000	4,103,548
Capital One Financial Corp. 2.6% 5/11/23	2,196,000	2,293,747
Ford Motor Credit Co. LLC:
3.087% 1/9/23	3,339,000	3,388,083
3.336% 3/18/21	7,633,000	7,637,580
4.14% 2/15/23	1,769,000	1,819,859
John Deere Capital Corp. 0.7% 7/5/23	1,779,000	1,796,363
Synchrony Financial:
2.85% 7/25/22	460,000	473,856
4.25% 8/15/24	4,618,000	5,070,219
4.375% 3/19/24	3,952,000	4,337,612
Toyota Motor Credit Corp. 2.9% 3/30/23	3,603,000	3,793,445
		52,882,292
Diversified Financial Services - 0.8%
AIG Global Funding:
0.8% 7/7/23 (a)	1,383,000	1,395,734
2.3% 7/1/22 (a)	1,247,000	1,279,456
3.35% 6/25/21 (a)	2,949,000	2,978,316
Athene Global Funding 0.95% 1/8/24 (a)	3,290,000	3,296,405
BP Capital Markets America, Inc. 2.937% 4/6/23	1,125,000	1,185,331
Equitable Holdings, Inc. 3.9% 4/20/23	3,200,000	3,423,702
USAA Capital Corp. 1.5% 5/1/23 (a)	674,000	691,078
		14,250,022
Insurance - 2.7%
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.7586% 9/20/21 (a)(b)(c)	3,527,000	3,524,672
American International Group, Inc. 2.5% 6/30/25	3,286,000	3,474,022
Aon Corp. 2.2% 11/15/22	1,789,000	1,845,012
Equitable Financial Life Global Funding 0.5% 11/17/23 (a)	5,000,000	5,004,950
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (a)	1,726,000	1,709,029
Marsh & McLennan Companies, Inc. 2.75% 1/30/22	1,905,000	1,944,088
MassMutual Global Funding II 0.85% 6/9/23 (a)	6,934,000	7,011,066
Metropolitan Life Global Funding I:
0.9% 6/8/23 (a)	2,778,000	2,809,378
1.95% 1/13/23 (a)	3,483,000	3,588,316
Metropolitan Tower Global Funding 0.55% 7/13/22 (a)	4,929,000	4,947,622
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.5048% 1/10/23 (a)(b)(c)	5,665,000	5,678,752
1.1% 5/5/23 (a)	1,810,000	1,838,260
Pacific Life Global Funding II 1.2% 6/24/25 (a)	2,709,000	2,721,490
		46,096,657

TOTAL FINANCIALS		433,905,199

HEALTH CARE - 2.7%
Biotechnology - 0.7%
AbbVie, Inc.:
2.3% 11/21/22	4,395,000	4,536,748
2.9% 11/6/22	3,000,000	3,124,705
3.45% 3/15/22	3,244,000	3,329,975
Nutrition & Biosciences, Inc. 0.697% 9/15/22 (a)	719,000	722,086
		11,713,514
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp. 3.45% 3/1/24	1,249,000	1,344,319
Health Care Providers & Services - 0.9%
Anthem, Inc. 3.125% 5/15/22	3,580,000	3,698,944
Cigna Corp.:
3.05% 11/30/22	2,467,000	2,575,917
3.4% 9/17/21	2,808,000	2,856,771
CVS Health Corp. 3 month U.S. LIBOR + 0.720% 0.9504% 3/9/21 (b)(c)	3,539,000	3,539,531
UnitedHealth Group, Inc. 3.35% 7/15/22	2,949,000	3,070,948
		15,742,111
Pharmaceuticals - 1.0%
Bayer U.S. Finance II LLC:
3.5% 6/25/21 (a)	4,423,000	4,455,624
4.25% 12/15/25 (a)	3,302,000	3,718,830
Bayer U.S. Finance LLC 3% 10/8/21 (a)	2,000,000	2,031,383
Elanco Animal Health, Inc. 4.912% 8/27/21 (b)	2,054,000	2,082,243
Mylan NV 3.125% 1/15/23 (a)	3,221,000	3,368,799
Viatris, Inc. 1.125% 6/22/22 (a)	900,000	907,845
		16,564,724

TOTAL HEALTH CARE		45,364,668

INDUSTRIALS - 3.0%
Aerospace & Defense - 0.4%
The Boeing Co.:
1.167% 2/4/23	2,521,000	2,531,673
1.95% 2/1/24	1,500,000	1,537,640
4.875% 5/1/25	2,307,000	2,579,231
		6,648,544
Airlines - 0.4%
Delta Air Lines, Inc.:
2.9% 10/28/24	3,718,000	3,700,524
3.4% 4/19/21	2,493,000	2,498,429
		6,198,953
Commercial Services & Supplies - 0.3%
Republic Services, Inc. 0.875% 11/15/25	4,500,000	4,445,508
Industrial Conglomerates - 0.2%
Roper Technologies, Inc.:
0.45% 8/15/22	460,000	460,725
3.65% 9/15/23	2,500,000	2,696,251
		3,156,976
Machinery - 0.7%
Caterpillar Financial Services Corp.:
0.25% 3/1/23	5,000,000	4,994,423
0.95% 5/13/22	4,929,000	4,968,485
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.6884% 4/5/23 (b)(c)	2,478,000	2,478,702
		12,441,610
Road & Rail - 0.4%
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 0.8815% 7/30/21 (a)(b)(c)	3,372,000	3,368,278
3 month U.S. LIBOR + 0.950% 1.1754% 6/1/21 (a)(b)(c)	3,233,000	3,230,647
		6,598,925
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
0.7% 2/15/24	1,322,000	1,309,973
2.5% 3/1/21	1,932,000	1,932,000
3.5% 1/15/22	3,058,000	3,138,552
International Lease Finance Corp. 5.875% 8/15/22	3,589,000	3,849,552
		10,230,077
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	476,000	484,889

TOTAL INDUSTRIALS		50,205,482

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	5,143,000	5,641,554
IT Services - 0.3%
PayPal Holdings, Inc. 1.35% 6/1/23	1,647,000	1,680,611
The Western Union Co.:
2.85% 1/10/25	775,000	821,088
4.25% 6/9/23	2,949,000	3,174,043
		5,675,742
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc. 2.497% 4/24/23	4,061,000	4,230,183
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 0.75% 5/11/23	3,511,000	3,542,810

TOTAL INFORMATION TECHNOLOGY		19,090,289

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	1,975,000	2,089,689
The Mosaic Co. 3.25% 11/15/22	1,116,000	1,164,304
		3,253,993
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 1.3% 9/15/25	1,459,000	1,466,819
Crown Castle International Corp. 1.35% 7/15/25	342,000	344,112
Welltower, Inc. 3.625% 3/15/24	1,604,000	1,739,738
		3,550,669
Real Estate Management & Development - 0.2%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	2,500,000	2,583,389

TOTAL REAL ESTATE		6,134,058

UTILITIES - 3.6%
Electric Utilities - 2.3%
Exelon Corp. 3.497% 6/1/22 (b)	3,112,000	3,224,677
FirstEnergy Corp.:
1.6% 1/15/26	365,000	358,613
2.05% 3/1/25	2,028,000	2,036,883
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.5985% 7/28/23 (b)(c)	4,078,000	4,078,171
2.85% 4/1/25	926,000	994,230
ITC Holdings Corp. 2.7% 11/15/22	2,247,000	2,330,173
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4524% 2/22/23 (b)(c)	5,000,000	5,001,750
2.403% 9/1/21	3,286,000	3,321,359
2.75% 5/1/25	3,173,000	3,385,125
2.9% 4/1/22	6,367,000	6,544,329
PPL Electric Utilities Corp. 0.250% x 3 month U.S. LIBOR 0.501% 9/28/23 (b)(c)	1,790,000	1,791,653
Southern California Edison Co. 3 month U.S. LIBOR + 0.270% 0.5005% 12/3/21 (b)(c)	2,857,000	2,859,192
Southern Co. 0.6% 2/26/24	1,338,000	1,336,390
Virginia Electric & Power Co. 2.75% 3/15/23	1,819,000	1,896,760
		39,159,305
Gas Utilities - 0.3%
CenterPoint Energy Resources Corp. 0% 3/2/23	3,570,000	3,570,536
Dominion Gas Holdings LLC 2.5% 11/15/24	722,000	765,385
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5695% 9/14/23 (b)(c)	915,000	915,194
		5,251,115
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP 2.7% 6/15/21	493,000	495,296
Multi-Utilities - 1.0%
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.530% 0.7465% 9/15/23 (b)(c)	2,476,000	2,481,301
2.715% 8/15/21	2,570,000	2,596,888
DTE Energy Co.:
0.55% 11/1/22	3,250,000	3,256,738
2.25% 11/1/22	3,961,000	4,079,635
NiSource, Inc. 0.95% 8/15/25	1,507,000	1,489,637
Public Service Enterprise Group, Inc. 2.65% 11/15/22	2,000,000	2,072,698
		15,976,897

TOTAL UTILITIES		60,882,613

TOTAL NONCONVERTIBLE BONDS
(Cost $834,813,820)		839,302,663

U.S. Treasury Obligations - 21.4%
U.S. Treasury Notes:
0.125% 8/15/23	$75,476,000	$75,349,224
0.125% 2/15/24	75,000,000	74,671,875
0.25% 7/31/25	54,359,800	53,521,045
0.375% 4/30/25	37,643,900	37,374,805
2.125% 3/31/24	56,101,500	59,241,869
2.375% 8/15/24	54,665,500	58,423,753
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $360,473,434)		358,582,571

U.S. Government Agency - Mortgage Securities - 2.3%
Fannie Mae - 0.6%
3% 12/1/31	1,578,854	1,672,271
3.5% 9/1/29	1,005,132	1,081,286
4.5% 3/1/39	518,112	569,364
4.5% 6/1/39	291,916	320,792
4.5% 8/1/39	695,240	769,011
4.5% 9/1/49	4,570,569	5,054,399
5.5% 11/1/34	934,193	1,073,049
7.5% 11/1/31	179	210

TOTAL FANNIE MAE		10,540,382

Freddie Mac - 1.7%
2% 1/1/32	9,353,668	9,718,458
2.5% 11/1/28	7,000,899	7,332,828
3% 5/1/29	7,315,138	7,738,134
3% 2/1/34	3,717,904	3,934,978
4% 4/1/26	143,022	152,134
8.5% 5/1/26	969	1,067
8.5% 8/1/26	1,140	1,274
8.5% 5/1/27	111	124
8.5% 6/1/27	2,008	2,268
8.5% 7/1/27	429	491
8.5% 8/1/27	34	38
8.5% 8/1/27	644	732
8.5% 8/1/27	7,094	8,194
8.5% 8/1/27	447	473
8.5% 8/1/27	1,410	1,602
8.5% 7/1/28	766	861

TOTAL FREDDIE MAC		28,893,656

Ginnie Mae - 0.0%
7% 1/15/25	85	90
7% 11/15/27	257	289
7% 1/15/28	1,106	1,245
7% 1/15/28	234	265
7% 2/15/28	81	92
7% 3/15/28	1,134	1,284
7% 4/15/28	11,662	12,974
7% 4/15/28	220	250
7% 4/15/28	841	950
7% 4/15/28	1,031	1,176
7% 6/15/28	611	696
7% 6/15/28	2,583	2,944
7% 6/15/28	337	385
7% 7/15/28	424	478
7% 7/15/28	7,490	8,489
7% 7/15/28	792	904
7% 8/15/28	444	499
7% 8/15/28	4,120	4,674
7% 8/15/28	342	383
7% 8/15/28	1,319	1,497
7% 9/15/28	3,338	3,820
7% 9/15/28	2,008	2,228
7% 9/15/28	1,310	1,495
7% 9/15/28	3,962	4,487
7% 10/15/28	218	248
7% 10/15/28	2,073	2,370
7% 10/15/28	1,020	1,169
7% 11/15/28	535	607
7% 11/15/28	2,192	2,499
7% 12/15/28	784	888
7% 12/15/28	448	509
7% 1/15/29	2,020	2,303
7% 1/15/29	501	568
7% 4/15/29	73	83
7% 4/15/29	906	1,042
7% 4/15/29	804	877
7% 5/15/29	683	780
7% 6/15/29	288	322
7% 6/15/29	1,466	1,590
7% 7/15/29	341	388
7% 7/15/29	1,434	1,650
7% 7/15/29	254	293
7% 8/15/29	219	249
7% 12/15/29	327	374
7% 2/15/30	1,815	2,106
7% 2/15/30	3,674	4,265
7% 1/15/31	334	389
7% 2/15/31	238	274
7% 3/15/31	509	595
7% 3/15/31	413	482
7% 5/15/31	4,369	5,057
7% 7/15/31	3,235	3,748
7% 7/15/31	542	625
7% 1/15/32	265	305
7% 2/15/32	467	546
7% 3/15/32	1,986	2,301
7% 3/15/32	1,015	1,188
7% 4/15/32	2,687	3,142
7% 4/15/32	698	811
7% 5/15/32	646	755
7% 6/15/32	562	659
7% 6/15/32	1,048	1,221
7% 6/15/32	4,392	5,142
7% 8/15/32	760	892
7% 8/15/32	13,961	16,403
7% 8/15/32	193	226

TOTAL GINNIE MAE		121,535

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,469,849)		39,555,573

Asset-Backed Securities - 12.3%
Accredited Mortgage Loan Trust Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$125,495	$130,942
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	455,000	455,385
Ajax Mortgage Loan Trust Series 2021-B Class A, 2.239% 6/25/66 (a)	1,680,000	1,676,728
Ally Auto Receivables Trust Series 2019-4 Class A2, 1.93% 10/17/22	535,899	536,883
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	5,085,000	5,068,966
Bank of The West Auto Trust:
Series 2018-1 Class A3, 3.43% 12/15/22 (a)	471,113	474,251
Series 2019-1 Class A2, 2.4% 10/17/22 (a)	76,720	76,842
BMW Floorplan Master Owner Trust Series 2018-1 Class A1, 3.15% 5/15/23 (a)	2,937,000	2,955,970
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	485,901	487,241
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A3, 3.27% 12/19/22 (a)	1,190,840	1,204,283
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	19,906	19,926
Series 2017-4 Class A3, 2.11% 10/17/22	203,970	204,520
Series 2018-2 Class A3, 2.98% 1/17/23	710,857	717,472
Series 2018-4 Class A3, 3.36% 9/15/23	1,456,513	1,484,332
Series 2019-1 Class A3, 3.05% 3/15/24	2,200,360	2,243,583
Series 2019-4 Class A2A, 2.01% 3/15/23	421,976	424,254
Series 2020-3 Class A2A, 0.49% 6/15/23	2,976,579	2,980,544
Series 2020-4 Class A3, 0.5% 8/15/25	2,597,000	2,603,471
Chesapeake Funding II LLC:
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.310% 0.4174% 11/15/29 (a)(b)(c)	376,884	376,948
Series 2018-1A Class A1, 3.04% 4/15/30 (a)	785,662	792,058
Series 2018-3A Class A1, 3.39% 1/15/31 (a)	1,046,996	1,076,155
Series 2019-1A Class A1, 2.94% 4/15/31 (a)	1,599,517	1,621,745
Series 2020-1A Class A1, 0.87% 8/16/32 (a)	2,527,102	2,547,235
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	994,261	1,010,257
Series 2019-C Class A2, 1.99% 3/15/23	376,216	377,965
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	157,654	158,050
Consumer Loan Underlying Bond (CLUB) Credit Trust Series 2020-P1 Class A, 2.26% 3/15/28 (a)	1,920,692	1,934,482
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	167,547	167,920
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	2,944,443	2,979,741
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	216,457	217,482
Series 2019-P2 Class A, 2.47% 10/15/26 (a)	945,708	950,615
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 0.6176% 7/25/34 (b)(c)	76,220	73,531
Dell Equipment Finance Trust:
Series 2018-1 Class A3, 3.18% 6/22/23 (a)	12,312	12,321
Series 2018-2 Class A3, 3.37% 10/22/23 (a)	367,204	368,837
Series 2019-2:
Class A2, 1.95% 12/22/21 (a)	1,405,288	1,412,187
Class A3, 1.91% 10/22/24 (a)	1,394,000	1,412,107
Series 2020-2:
Class A2, 0.47% 10/24/22 (a)	1,564,000	1,566,010
Class A3, 0.57% 10/23/23 (a)	1,910,000	1,915,897
DLL Securitization Trust:
Series 2018-ST2 Class A3, 3.46% 1/20/22 (a)	314,825	315,910
Series 2019-MA2 Class A2, 2.27% 5/20/22 (a)	108,793	108,937
Series 2019-MT3:
Class A2, 2.13% 1/20/22 (a)	859,144	861,406
Class A3, 2.08% 2/21/23 (a)	1,334,765	1,350,987
DT Auto Owner Trust:
Series 2019-3A Class A, 2.55% 8/15/22 (a)	9,724	9,736
Series 2019-4A Class A, 2.17% 5/15/23 (a)	601,530	603,523
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (a)	1,033,452	1,046,454
Series 2020-1 Class A2, 1.78% 12/22/25 (a)	4,293,910	4,361,312
Series 2020-2 Class A2, 0.61% 7/20/26 (a)	3,953,000	3,965,243
Enterprise Fleet Financing, LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	1,282,000	1,281,553
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (a)(b)	905,000	905,000
Ford Credit Auto Lease Trust:
Series 2019-B Class A2A, 2.28% 2/15/22	7,056	7,064
Series 2020-A Class A3, 1.85% 3/15/23	4,847,000	4,898,939
Series 2020-B Class A3, 0.62% 8/15/23	3,431,000	3,444,698
Ford Credit Auto Owner Trust:
Series 2019-A Class A3, 2.78% 9/15/23	852,853	866,299
Series 2020-B Class A, 0.5% 2/15/23	2,984,317	2,988,258
Ford Credit Floorplan Master Owner Trust:
Series 2018-1 Class A1, 2.95% 5/15/23	3,244,000	3,263,209
Series 2020-1 Class A1, 0.7% 9/15/25	3,267,000	3,285,461
GM Financial Automobile Leasing Trust:
Series 2019-1 Class A3, 2.98% 12/20/21	302,381	303,071
Series 2019-2 Class A3, 2.67% 3/21/22	518,308	520,450
Series 2020-1 Class A2A, 1.67% 4/20/22	615,292	617,729
Series 2020-3 Class A3, 0.45% 8/21/23	2,028,000	2,034,096
GM Financial Consumer Automobile Receivables Trust:
Series 2020-3 Class A2, 0.35% 7/17/23	2,721,089	2,723,262
Series 2020-4 Class A3, 0.38% 8/18/25	3,026,000	3,025,763
GM Financial Securitized Term Automobile Receivables Trust 2.32% 7/18/22	243,126	243,957
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (a)	1,575,000	1,583,410
Series 2020-2 Class A, 0.69% 10/15/25 (a)	3,406,000	3,421,804
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (a)	2,187,619	2,201,123
Series 2020-2A Class A2, 0.65% 7/22/30 (a)	4,574,406	4,581,950
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (a)	2,159,000	2,189,091
Series 2021-A Class A3, 0.33% 1/16/24 (a)	2,512,000	2,514,089
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	480,027	482,297
Series 2020-B Class A2, 0.38% 3/15/23	3,116,329	3,119,225
Series 2020-C Class A3, 0.38% 5/15/25	3,319,000	3,322,611
John Deere Owner Trust:
Series 2018-A Class A3, 2.66% 4/18/22	79,868	79,970
Series 2019-B Class A2, 2.28% 5/16/22	42,623	42,669
Series 2020-A Class A2, 1.01% 1/17/23	1,279,834	1,283,545
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.1% 8/15/22 (a)	1,529,742	1,543,410
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (a)(b)	1,416,000	1,452,272
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (a)	398,860	402,242
Series 2020-1A Class A, 2.24% 3/15/30 (a)	215,247	216,334
Mercedes-Benz Auto Lease Trust:
Series 2019-A Class A3, 3.1% 11/15/21	460,519	461,979
Series 2019-B Class A3, 2% 10/17/22	3,892,000	3,932,051
Series 2020-A Class A3, 1.84% 12/15/22	2,018,000	2,042,257
Series 2020-B Class A3, 0.4% 11/15/23	1,570,000	1,573,211
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	3,921,797	3,926,312
MMAF Equipment Finance LLC Series 2019-B:
Class A2, 2.07% 10/12/22 (a)	1,310,489	1,320,746
Class A3, 2.01% 12/12/24 (a)	2,632,070	2,704,668
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.1205% 8/10/23(a)(b)(c)	3,111,000	3,102,656
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (a)	1,822,383	1,819,921
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 0.9476% 1/25/36 (b)(c)	213,252	214,044
Prosper Marketplace Issuance Trust Series 2019-4A Class A, 2.48% 2/17/26 (a)	112,737	113,110
Provident Funding Mortgage Trust Series 2020-1 Class A3, 3% 2/25/50 (a)	668,155	673,032
RMF Buyout Issuance Trust Series 2020-1 Class A, 2.1582% 2/25/30 (a)	544,797	546,710
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (a)	2,530,000	2,528,955
Santander Retail Auto Lease Trust:
Series 2019-A Class A3, 2.77% 6/20/22 (a)	2,979,064	3,010,679
Series 2019-B Class A2A, 2.29% 4/20/22 (a)	1,338,703	1,343,524
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	1,838,233	1,849,238
Series 2020-B Class A3, 0.57% 4/22/24 (a)	3,766,000	3,767,185
Securitized Term Auto Receivables Trust:
Series 2018-2A Class A3 3.325% 8/25/22 (a)	1,276,029	1,287,040
Series 2019-1A Class A3, 2.986% 2/27/23 (a)	1,178,274	1,191,462
SLM Student Loan Trust Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.7665% 12/15/25 (a)(b)(c)	2,240,509	2,240,234
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (a)	1,057,551	1,067,891
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.5476% 9/25/34 (b)(c)	86,419	80,377
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (a)	1,412,411	1,415,504
Class A3, 0.68% 12/20/23 (a)	1,885,000	1,898,195
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	2,998,997	3,022,955
Towd Point Mortgage Trust Series 2018-3 Class A1, 3.75% 5/25/58 (a)	1,242,360	1,313,061
Toyota Auto Loan Extended Note Trust Series 2020-1A Class A, 1.35% 5/25/33 (a)	2,401,000	2,448,543
Toyota Auto Receivables Owner Trust:
Series 2018-B Class A3, 2.96% 9/15/22	745,157	751,487
Series 2019-A Class A3, 2.91% 7/17/23	1,311,007	1,332,838
Series 2019-C Class A3, 1.91% 9/15/23	805,000	816,085
Series 2020-C Class A3, 0.44% 10/15/24	3,943,000	3,956,002
Upgrade Receivables Trust Series 2019-2A Class A, 2.77% 10/15/25 (a)	78,337	78,436
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31 (a)	186,000	186,192
VCAT Asset Securitization, LLC Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (a)	1,146,485	1,146,654
Verizon Owner Trust:
Series 2018-A Class A1A, 3.23% 4/20/23	2,235,545	2,263,181
Series 2020-A Class A1A, 1.85% 7/22/24	3,967,000	4,053,810
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,929,000	2,964,255
Series 2020-A Class A3, 0.39% 1/22/24	4,446,000	4,452,830
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A3, 3.02% 11/21/22	878,090	887,492
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	1,395,718	1,415,271
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	1,977,000	2,014,219
Volvo Financial Equipment Master Owner Trust Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 0.6274% 7/17/23 (a)(b)(c)	3,895,000	3,900,647
Wheels SPV LLC Series 2018-1A Class A2, 3.06% 4/20/27 (a)	86,889	87,119
World Omni Auto Receivables Trust:
Series 2020-A Class A2A, 1.02% 6/15/23	1,855,924	1,861,535
Series 2020-C Class A2, 0.35% 12/15/23	3,286,000	3,287,286
World Omni Automobile Lease Securitization Trust:
Series 2019-A Class A3, 2.94% 5/16/22	1,376,672	1,387,277
Series 2020-B Class A3, 0.45% 2/15/24	2,154,000	2,155,942
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	1,147,669	1,151,990
TOTAL ASSET-BACKED SECURITIES
(Cost $207,373,380)		207,231,583

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 1.3%
Cascade Funding Mortgage Trust Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	1,156,000	1,154,702
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.6375% 8/25/60 (a)(b)(c)	623,400	624,025
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 0.9524% 12/22/69 (a)(b)(c)	646,000	647,521
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)(b)	3,662,000	3,748,907
Mortgage Repurchase Agreement Financing Trust:
floater Series 2020-3 Class A1, 1 month U.S. LIBOR + 1.250% 1.3705% 1/23/23 (a)(b)(c)	852,712	852,984
Series 2020-4 Class A1, 1 month U.S. LIBOR + 1.350% 1.4705% 4/23/23 (a)(b)(c)	4,049,970	4,049,698
Nationstar HECM Loan Trust sequential payer Series 2019-2A Class A, 2.2722% 11/25/29 (a)	497,529	498,511
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (a)	3,045,448	3,037,002
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.7913% 7/15/58 (a)(b)(c)	727,000	727,859
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 12/25/49 (a)	145,802	146,600
RMF Buyout Issuance Trust sequential payer Series 2020-2 Class A, 1.7063% 6/25/30 (a)	3,918,233	3,927,978
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.14% 7/20/34 (b)(c)	1,256	1,216
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7936% 1/21/70 (a)(b)(c)	2,548,255	2,553,711

TOTAL PRIVATE SPONSOR		21,970,714

U.S. Government Agency - 0.6%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 0.4176% 5/25/45 (b)(c)	2,335,233	2,345,336
sequential payer Series 2001-40 Class Z, 6% 8/25/31	54,408	61,805
Series 2016-27:
Class HK, 3% 1/25/41	2,237,044	2,373,358
Class KG, 3% 1/25/40	1,087,637	1,147,187
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 0.4676% 7/25/46 (b)(c)	2,779,187	2,800,502
Freddie Mac:
sequential payer:
Series 2015-4433 Class DE, 2% 8/15/32	425,485	428,372
Series 2015-4437 Class DE, 2% 10/15/32	456,975	460,266
Series 3949 Class MK, 4.5% 10/15/34	256,146	282,340
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	5,163	5,161

TOTAL U.S. GOVERNMENT AGENCY		9,904,327

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,884,141)		31,875,041

Commercial Mortgage Securities - 5.7%
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,099,000	1,119,445
Bayview Commercial Asset Trust Series 2006-2A Class IO, 0% 7/25/36 (a)(b)(e)(f)	2,149,629	0
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	1,071,523	1,106,172
BX Commercial Mortgage Trust floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.912% 12/15/36 (a)(b)(c)	1,874,795	1,876,206
BX Trust:
floater Series 2018-IND Class B, 1 month U.S. LIBOR + 0.900% 1.012% 11/15/35 (a)(b)(c)	2,892,295	2,893,200
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.112% 4/15/34 (a)(b)(c)	2,104,341	2,101,712
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.032% 10/15/36 (a)(b)(c)	3,817,801	3,824,284
CF Hippolyta Issuer LLC sequential payer Series 2020-1 Class A1, 1.69% 7/15/60 (a)	3,866,461	3,889,304
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 1.0623% 11/15/36 (a)(b)(c)	821,166	821,166
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 0.9023% 7/15/32 (a)(b)(c)	3,190,104	3,193,124
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.232% 6/15/34 (a)(b)(c)	3,048,393	3,029,554
Citigroup Commercial Mortgage Trust sequential payer:
Series 2012-GC8 Class A/S, 3.683% 9/10/45 (a)	1,779,687	1,840,251
Series 2014-GC21 Class AAB, 3.477% 5/10/47	745,975	781,629
Series 2016-GC36 Class AAB, 3.368% 2/10/49	1,679,332	1,779,846
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	2,380,966	2,409,182
Series 2014-CR18 Class ASB, 3.452% 7/15/47	3,523,075	3,644,678
Series 2012-CR4 Class ASB, 2.436% 10/15/45	764,655	774,319
Series 2013-LC6 Class ASB, 2.478% 1/10/46	910,096	925,788
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.092% 5/15/36 (a)(b)(c)	3,927,000	3,933,266
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	537,258	549,724
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 0.862% 7/15/32 (a)(b)(c)	3,675,000	3,657,228
Freddie Mac Series K720 Class A2, 2.716% 6/25/22	1,263,788	1,294,088
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6:
Class A/S, 4.948% 1/10/45 (a)	1,492,821	1,528,852
Class A3, 3.482% 1/10/45	1,897,716	1,918,685
Series 2012-GCJ7 Class A/S, 4.085% 5/10/45	2,261,740	2,328,306
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (a)	4,380,729	4,407,261
Series 2012-GCJ9 Class A/S, 3.124% 11/10/45	2,716,191	2,803,096
Series 2017-GS8 Class A1, 2.222% 11/10/50	1,753,062	1,772,430
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class ASB, 3.5036% 9/15/47	1,092,423	1,144,260
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2012-C6 Class A/S, 4.1166% 5/15/45	1,440,902	1,487,220
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,221,322	2,308,035
Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (a)	4,059,499	4,184,161
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.112% 9/15/29 (a)(b)(c)	1,586,000	1,589,212
sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	1,398,775	1,403,099
Series 2013-C13 Class A4, 3.9936% 1/15/46 (b)	1,963,394	2,097,708
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,932,813	2,016,299
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.262% 8/15/37 (a)(b)(c)	461,000	462,875
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	997,816	1,070,852
Series 2016-C32 Class A1, 1.968% 12/15/49	288,449	289,447
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,396,136	2,502,091
Series 2011-C3 Class AJ, 5.2442% 7/15/49 (a)(b)	1,865,451	1,883,626
Series 2019-H7 Class A1, 2.327% 7/15/52	1,580,580	1,620,962
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8995% 4/10/46 (a)(b)(c)	2,300,891	2,293,031
sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	1,020,654	1,039,613
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-LC22 Class ASB, 3.571% 9/15/58	2,127,499	2,267,670
Series 2017-RC1 Class ASB, 3.453% 1/15/60	2,100,070	2,258,231
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 0.8283% 6/15/46 (a)(b)(c)	2,169,803	2,170,140
sequential payer:
Series 2013-C12 Class ASB, 2.838% 3/15/48	146,633	149,757
Series 2013-C14 Class ASB, 2.977% 6/15/46	1,405,498	1,432,584
Series 2014-C20 Class ASB, 3.638% 5/15/47	647,461	679,117
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $96,295,270)		96,552,786

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $4,661,628)	4,575,000	4,684,025

Bank Notes - 1.7%
BBVA U.S.A.:
2.875% 6/29/22	$3,861,000	$3,982,060
3.5% 6/11/21	2,379,000	2,393,626
Citibank NA 2.844% 5/20/22 (b)	3,539,000	3,558,001
Discover Bank 3.35% 2/6/23	3,368,000	3,545,241
First Republic Bank 1.912% 2/12/24 (b)	1,657,000	1,701,908
RBS Citizens NA 3.25% 2/14/22	2,953,000	3,028,373
Synchrony Bank 3.65% 5/24/21	3,179,000	3,193,886
Truist Bank:
1.25% 3/9/23	3,943,000	4,013,682
3.502% 8/2/22 (b)	2,609,000	2,642,977
TOTAL BANK NOTES
(Cost $27,973,507)		28,059,754
	Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund 0.07% (g)
(Cost $86,924,504)	86,907,123	86,924,504
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,689,869,533)		1,692,768,500
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(13,928,267)
NET ASSETS - 100%		$1,678,840,233

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,968,696 or 21.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,905
Total	$10,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

The value, beginning of period, for the Fidelity Cash Central Fund was $0. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Cash Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $372,995,340 and $286,070,710, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$839,302,663	$--	$839,302,663	$--
U.S. Government and Government Agency Obligations	358,582,571	--	358,582,571	--
U.S. Government Agency - Mortgage Securities	39,555,573	--	39,555,573	--
Asset-Backed Securities	207,231,583	--	207,231,583	--
Collateralized Mortgage Obligations	31,875,041	--	31,875,041	--
Commercial Mortgage Securities	96,552,786	--	96,552,786	--
Municipal Securities	4,684,025	--	4,684,025	--
Bank Notes	28,059,754	--	28,059,754	--
Money Market Funds	86,924,504	86,924,504	--	--
Total Investments in Securities:	$1,692,768,500	$86,924,504	$1,605,843,996	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	3.6%
Canada	3.5%
Japan	1.2%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,602,945,029)	$1,605,843,996
Fidelity Central Funds (cost $86,924,504)	86,924,504
Total Investment in Securities (cost $1,689,869,533)		$1,692,768,500
Receivable for investments sold		1,136,384
Receivable for fund shares sold		3,115,667
Interest receivable		6,665,367
Distributions receivable from Fidelity Central Funds		1,503
Prepaid expenses		14,121
Total assets		1,703,701,542
Liabilities
Payable for investments purchased	$23,250,333
Payable for fund shares redeemed	1,093,569
Distributions payable	1,207
Accrued management fee	379,747
Other payables and accrued expenses	136,453
Total liabilities		24,861,309
Net Assets		$1,678,840,233
Net Assets consist of:
Paid in capital		$1,676,009,258
Total accumulated earnings (loss)		2,830,975
Net Assets		$1,678,840,233
Net Asset Value, offering price and redemption price per share ($1,678,840,233 ÷ 167,771,214 shares)		$10.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period September 15, 2020 (commencement of operations) to February 28, 2021 (Unaudited)
Investment Income
Interest		$6,158,735
Income from Fidelity Central Funds		10,905
Total income		6,169,640
Expenses
Management fee	$2,024,739
Custodian fees and expenses	14,379
Independent trustees' fees and expenses	1,308
Registration fees	418,492
Audit	42,230
Legal	689
Miscellaneous	2
Total expenses before reductions	2,501,839
Expense reductions	(95,361)
Total expenses after reductions		2,406,478
Net investment income (loss)		3,763,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,382
Fidelity Central Funds	(126)
Total net realized gain (loss)		72,256
Change in net unrealized appreciation (depreciation) on investment securities		2,898,967
Net gain (loss)		2,971,223
Net increase (decrease) in net assets resulting from operations		$6,734,385

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period September 15, 2020 (commencement of operations) to February 28, 2021 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,763,162
Net realized gain (loss)	72,256
Change in net unrealized appreciation (depreciation)	2,898,967
Net increase (decrease) in net assets resulting from operations	6,734,385
Distributions to shareholders	(3,903,410)
Share transactions
Proceeds from sales of shares	2,124,188,542
Reinvestment of distributions	3,895,340
Cost of shares redeemed	(452,074,624)
Net increase (decrease) in net assets resulting from share transactions	1,676,009,258
Total increase (decrease) in net assets	1,678,840,233
Net Assets
Beginning of period	–
End of period	$1,678,840,233
Other Information
Shares
Sold	212,507,089
Issued in reinvestment of distributions	389,163
Redeemed	(45,125,038)
Net increase (decrease)	167,771,214

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Short-Term Bond Fund

Six months ended (Unaudited) February 28,
2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.026
Net realized and unrealized gain (loss)	.009
Total from investment operations	.035
Distributions from net investment income	(.025)
Total distributions	(.025)
Net asset value, end of period	$10.01
Total ReturnC,D	.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G
Expenses net of fee waivers, if any	.36%G
Expenses net of all reductions	.36%G
Net investment income (loss)	.56%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,678,840
Portfolio turnover rateH	32%I,J

 A For the period September 15, 2020 (commencement of operations) to February 28, 2021.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2021

1. Organization.

Fidelity SAI Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,145,699
Gross unrealized depreciation	(2,945,394)
Net unrealized appreciation (depreciation)	$3,200,305
Tax cost	$1,689,568,195

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Short-Term Bond Fund	197,092,008	170,887,051

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Affiliated Exchanges In-Kind. During the period, the Fund received investments, including accrued interest, and cash valued at $1,585,886,645 in exchange for 158,747,412 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .36% of average net assets. This reimbursement will remain in place through December 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $93,756.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,604.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 15, 2020 to February 28, 2021). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (September 1, 2020 to February 28, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value February 28, 2021	Expenses Paid During Period
Fidelity SAI Short-Term Bond Fund	.36%
Actual		$1,000.00	$1,003.50	$1.65-B
Hypothetical-C		$1,000.00	$1,023.01	$1.81-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 167/365 (to reflect the period September 15, 2020 to February 28, 2021).

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Short-Term Bond Fund

At its May 2020 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objectives, strategies, and related investment philosophies. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of the fund. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board also noted that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets exceed 0.36% through December 31, 2021.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of the fund are reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SST-SANN-0421
1.9900846.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	April 21, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2021